                                                      Registration No. 811-2753
                                                      Registration No. 2-59353

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     / /
     Post-Effective Amendment No.   34

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             / /
     Post-Effective Amendment No.   34

                        (Check appropriate box or boxes)

                                    SBL FUND
               (Exact Name of Registrant as Specified in Charter)

                 700 HARRISON STREET, TOPEKA, KANSAS 66636-0001
               (Address of Principal Executive Offices/Zip Code)

              Registrant's Telephone Number, including area code:
                                 (785) 431-3127


                                                 Copies To:
     John D. Cleland, President
     SBL Fund                                    Amy J. Lee, Secretary
     700 Harrison Street                         SBL Fund
     Topeka, KS 66636-0001                       700 Harrison Street
     (Name and address of Agent for Service)     Topeka, KS 66636-0001

It is proposed that this filing will become effective (check appropriate box):

/ /  immediately upon filing pursuant to paragraph (b)
/X/  on October 15, 1997, pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)(1)
/ /  on October 15, 1997, pursuant to paragraph (a)(1)
/ /  75 days after filing pursuant to paragraph (a)(2)
/ /  on October 15, 1997, pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment


                              --------------------

Pursuant to Regulation 270.24f-2 under the Investment Company Act of 1940, the Registrant has elected to register an indefinite number of its shares of Common Stock. The Registrant filed the Notice required by 24f-2 on February 28, 1997.

                                    SBL FUND
                                   FORM N-1A
                             CROSS REFERENCE SHEET


Form N-1A
Item Number         Caption
-----------         -------

Part A              PROSPECTUS
------              ----------
     1.             Cover Page
     2.             Table of Contents
     2a.            Not Applicable
     3.             Financial Highlights; Performance Information
     4.             Investment Objectives and Policies of the Series
     5.             Management of the Fund; Portfolio Management;
                    Custodian, Transfer Agent and Dividend-Paying
                    Agent
     6.             General Information; Organization;
                    Contractowner Inquiries; Distributions and
                    Federal Income Tax Considerations; Foreign
                    Taxes
     7.             Sale and Redemption of Shares; Determination of
                    Net Asset Value; Trading Practices and
                    Brokerage
     8.             Sale and Redemption of Shares
     9.             Not Applicable

                    This Post-Effective Amendment No. 34 ("the
                    Amendment") to the Registrant's Registration
                    Statement on Form N-1A (File Nos. 2-59353 and
                    811-2753) is being filed solely for the purpose of updating the financial statements of Series
                    V of the Registrant in accordance with the undertaking filed as part of the Series' initial Registration Statement. As a result, the Amendment does not affect the Registrant's currently effective prospectus for Series A, B, C, D, E, J, K, M, N, O, and S, which prospectus is hereby incorporated by reference as most recently filed pursuant to Rule 497 under the Securities Act of 1933, as amended.

Part B              STATEMENT OF ADDITIONAL INFORMATION
------              -----------------------------------
    10.             Cover Page
    11.             Table of Contents
    12.             What is SBL Fund?
    13.             Investment Objectives and Policies of the
                    Series; Investment Policy Limitations
    14.             Officers and Directors; Ownership and Management
    15.             Remuneration of Directors and Others
    16.             Investment Management; Portfolio Management;
                    Custodian, Transfer Agent and Dividend-Paying
                    Agent
    17.             Portfolio Transactions; Portfolio Turnover

Part B (Continued)  STATEMENT OF ADDITIONAL INFORMATION
------------------  -----------------------------------
    18.             Capital Stock and Voting
    19.             Sale and Redemption of Shares; Determination of
                    Net Asset Value
    20.             Distributions and Federal Income Tax
                    Considerations; Foreign Taxation
    21.             Not Applicable
    22.             Performance Information
    23.             Financial Statements; Independent Auditors

SBL FUND
Member of the Security Benefit Group of Companies
700 Harrison, Topeka, Kansas 66636-0001

                                   PROSPECTUS
                                OCTOBER 15, 1997


     SBL Fund (the "Fund") is an open-end, diversified series management investment company offering portfolios with different investment objectives and strategies.
     SERIES A (GROWTH SERIES) seeks long-term capital growth by investing in a broadly-diversified portfolio of common stocks, securities convertible into common stocks, preferred stocks and bonds and other debt securities.
     SERIES B (GROWTH-INCOME SERIES) seeks long-term growth of capital with secondary emphasis on income. Series B seeks these objectives by investing in various types of securities, including common stocks, convertible securities, preferred stocks and debt securities which may include higher yielding, higher risk securities ordinarily characteristic of securities in the lower rating categories of the recognized rating services.
     SERIES C (MONEY MARKET SERIES) seeks as high a level of current income as is consistent with preservation of capital by investing in money market securities with varying maturities.
     SERIES D (WORLDWIDE EQUITY SERIES) seeks long-term growth of capital primarily through investment in common stocks and equivalents of companies domiciled in foreign countries and the United States.

     SERIES E (HIGH GRADE INCOME SERIES) seeks to provide current income with security of principal by investing in a broad range of debt securities, including U.S. and foreign corporate debt securities and securities issued by U.S. and foreign governments.

     SERIES J (EMERGING GROWTH SERIES) seeks capital appreciation by investing in a diversified portfolio of securities which may include common stocks, preferred stocks, debt securities and securities convertible into common stocks.
     SERIES K (GLOBAL AGGRESSIVE BOND SERIES) seeks high current income and, as a secondary objective, capital appreciation by investing in a combination of foreign and domestic high-yield, lower rated debt securities (commonly known as "junk bonds").
     SERIES M (SPECIALIZED ASSET ALLOCATION SERIES) seeks high total return, consisting of capital appreciation and current income. The Series seeks this objective by following an asset allocation strategy that contemplates shifts among a wide range of investment categories and market sectors, including equity and debt securities of domestic and foreign issuers.
     SERIES N (MANAGED ASSET ALLOCATION SERIES) seeks a high level of total return by investing primarily in a diversified portfolio of debt and equity securities.
     SERIES O (EQUITY INCOME SERIES) seeks to provide substantial dividend income and also capital appreciation by investing primarily in dividend-paying common stocks of established companies.
     SERIES P (HIGH YIELD SERIES) seeks high current income and as a secondary objective, capital appreciation by investing in a combination of domestic and foreign high-yield, lower rated debt securities (commonly known as "junk bonds").
     SERIES S (SOCIAL AWARENESS SERIES) seeks capital appreciation by investing in various types of securities, including common stocks, convertible securities, preferred stocks and debt securities that meet certain social criteria established for the Series.
     SERIES V (VALUE SERIES) seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks, securities convertible into common stocks, preferred stocks, and warrants which the Investment Manager believes are undervalued.
     SERIES X (SMALL CAP SERIES) seeks long-term growth of capital by investing primarily in domestic and foreign equity securities of small capitalization companies (defined as companies with a market capitalization of less than $1 billion at the time of purchase).
     AN INVESTMENT IN THE FUND, INCLUDING AN INVESTMENT IN SERIES C, IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. IN ADDITION TO OTHER RISKS, THE HIGH YIELD, HIGH RISK BONDS IN WHICH SERIES B, SERIES K, SERIES N, SERIES O, SERIES P AND SERIES X MAY INVEST ARE SUBJECT TO GREATER FLUCTUATIONS IN VALUE AND RISK OF LOSS OF INCOME AND PRINCIPAL DUE TO DEFAULT BY THE ISSUER THAN ARE LOWER YIELDING, HIGHER RATED BONDS.
     The Fund's shares are sold to Security Benefit Life Insurance Company ("SBL") for allocation to one or more separate accounts established for funding variable life insurance policies and variable annuity contracts issued by SBL.
     This Prospectus sets forth concisely the information that a prospective investor should know about SBL Fund. It should be read and retained for future reference. A Statement of Additional Information about the Fund, dated October 15, 1997, has been filed with the Securities and Exchange Commission. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference in this Prospectus. It is available at no charge by writing Security Distributors, Inc., 700 Harrison Street, Topeka, Kansas 66636-0001, or by calling (785) 431-3127 or (800) 888-2461.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE FUND INVOLVES RISK, INCLUDING LOSS OF PRINCIPAL, AND IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED BY ANY BANK. THE FUND IS NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               SBL FUND CONTENTS

                                                                            Page
Financial Highlights .......................................................   3
SBL Fund ...................................................................   6
Investment Objectives and Policies of the Series ...........................   6
     Series A (Growth Series) ..............................................   6
     Series B (Growth-Income Series) .......................................   6
     Series C (Money Market Series) ........................................   7
     Series D (Worldwide Equity Series) ....................................   8
     Series E (High Grade Income Series) ...................................   9
     Series J (Emerging Growth Series) .....................................  10
     Series K (Global Aggressive Bond Series) ..............................  11
     Series M (Specialized Asset Allocation Series) ........................  13
     Series N (Managed Asset Allocation Series) ............................  14
     Series O (Equity Income Series) .......................................  17
     Series P (High Yield Series) ..........................................  18
     Series S (Social Awareness Series) ....................................  19
     Series V (Value Series) ...............................................  20
     Series X (Small Cap Series) ...........................................  21
Investment Methods and Risk Factors ........................................  22
Management of the Fund .....................................................  34
Portfolio Management .......................................................  35
Sale and Redemption of Shares ..............................................  37
Distributions and Federal Income Tax Considerations ........................  38
Foreign Taxes ..............................................................  38
Determination of Net Asset Value ...........................................  38
Trading Practices and Brokerage ............................................  39
Performance Information ....................................................  39
General Information ........................................................  40
     Organization ..........................................................  40
     Custodian, Transfer Agent and Dividend-Paying Agent ...................  40
     Contractowner Inquiries ...............................................  40

                                   SBL FUND
                             FINANCIAL HIGHLIGHTS


     The following financial highlights for each of the years presented, except the six-month period ended June 30, 1997 and the four-month period ended August 31, 1997 for Series V, have been audited by Ernst & Young LLP. Such information for each of the five years in the period ended December 31, 1996, should be read in conjunction with the financial statements of the Fund and the report of Ernst & Young LLP, the Fund's independent auditors, appearing in the December 31, 1996 Annual Report which is incorporated by reference in this Prospectus. The Fund's Annual Report also contains additional information about the performance of the Fund and may be obtained without charge by calling Security Distributors, Inc. at 1-800-888-2461. The information for each of the years preceding and including the period ended December 31, 1991, the six-month period ended June 30, 1997, and the four-month period ended August 31, 1997, is not covered by the report of Ernst & Young LLP.





                 NET                                     TOTAL
                ASSET         NET        NET GAIN        FROM         DIVIDENDS         DISTRI-
FISCAL          VALUE       INVEST-     (LOSS) ON       INVEST-       (FROM NET         BUTIONS
 YEAR           BEGIN-       MENT       SECURITIES       MENT           INVEST-          (FROM        RETURN         TOTAL
 ENDED          NING OF     INCOME      (REALIZED &      OPERA-          MENT           CAPITAL         OF          DISTRI-
DEC. 31         PERIOD      (LOSS)      UNREALIZED)      TIONS          INCOME)          GAINS)       CAPITAL       BUTIONS
---------------------------------------------------------------------------------------------------------------------------

                                                             SERIES A

1987(a)         $12.73      $0.29         $0.711         $1.001         $(0.458)        $(2.083)       $---        $(2.541)
1988             11.19       0.36          0.776          1.136            ---           (0.006)        ---         (0.006)
1989             12.32       0.40          3.90           4.30           (0.37)            ---          ---         (0.37)
1990             16.25       0.30         (1.95)         (1.65)          (0.64)          (1.06)         ---         (1.70)
1991             12.90       0.29          4.34           4.63           (0.27)            ---          ---         (0.27)
1992             17.26       0.23          1.615          1.845          (0.242)         (0.533)        ---         (0.775)
1993             18.33       0.39          2.076          2.466          (0.224)         (0.752)        ---         (0.976)
1994             19.82       0.20         (0.442)        (0.242)         (0.38)          (3.198)        ---         (3.578)
1995(i)          16.00       0.18          5.648          5.828          (0.153)         (0.645)        ---         (0.798)
1996(i)          21.03       0.18          4.495          4.675          (0.194)         (1.201)        ---         (1.395)
1997(k)          24.31       0.09          3.99           4.08             ---             ---          ---           ---

                                                             SERIES B

1987(a)         $16.45      $0.63         $0.08          $0.71          $(0.937)        $(0.513)       $---        $(1.45)
1988             15.71       1.14          1.888          3.028            ---           (0.008)        ---         (0.008)
1989             18.73       0.65          4.61           5.26           (1.03)          (0.51)         ---         (1.54)
1990             22.45       0.70         (1.70)         (1.00)          (0.67)          (0.57)         ---         (1.24)
1991             20.21       0.58          6.953          7.533          (0.66)          (0.233)        ---         (0.893)
1992             26.85       0.65          0.999          1.649          (0.583)         (0.156)        ---         (0.739)
1993             27.76       0.64          2.009          2.649          (0.679)           ---          ---         (0.679)
1994             29.73       0.51         (1.34)         (0.83)          (0.680)         (1.68)         ---         (2.36)
1995(i)          26.54       0.79          7.16           7.95           (0.540)           ---          ---         (0.540)
1996(i)          33.95       0.83          5.16           5.99           (0.778)         (3.762)        ---         (4.54)
1997(k)          35.40       0.41          5.06           5.47             ---             ---          ---           ---

                                                             SERIES C

1987(a)         $12.08      $0.76         $ ---          $0.76          $(1.43)         $---           $---        $(1.43)
1988             11.41       0.822          ---           0.822          (0.002)         ---            ---         (0.002)
1989(a)          12.23       1.09           ---           1.09           (0.53)          ---            ---         (0.53)
1990(a)          12.79       1.00           ---           1.00           (1.05)          ---            ---         (1.05)
1991(a)          12.74       0.69          0.01           0.70           (0.92)          ---            ---         (0.92)
1992             12.52       0.43         (0.03)          0.40           (0.71)          ---            ---         (0.71)
1993             12.21       0.29          0.027          0.317          (0.437)         ---            ---         (0.437)
1994             12.09       0.41          0.035          0.445          (0.265)         ---            ---         (0.265)
1995(i)          12.27       0.74         (0.085)         0.655          (0.585)         ---            ---         (0.585)
1996(a)(i)       12.34       0.61          0.01           0.62           (0.40)          ---            ---         (0.40)
1997(k)          12.56       0.316         0.004          0.32             ---           ---            ---           ---

                                                             SERIES D

1987(a)         $11.62      $1.41         $(2.012)       $(0.692)       $(2.888)        $---           $---        $(2.888)
1988              8.13       1.22          (0.82)          0.40            ---           ---            ---           ---
1989              8.53       1.14          (1.81)         (0.67)         (1.33)          ---            ---         (1.33)
1990              6.53       1.00          (2.30)         (1.30)         (1.26)          ---            ---         (1.26)
1991(a)(b)        3.97       0.15           0.34           0.49          (0.55)          ---            ---         (0.55)
1992(a)           3.91       0.02          (0.122)        (0.102)        (0.048)         ---            ---         (0.048)
1993(a)           3.76       0.02           1.166          1.186         (0.006)         ---            ---         (0.006)
1994(a)           4.94       0.02           1.115          0.135         (0.005)         ---            ---         (0.005)
1995              5.07       0.05           0.4989         0.5489        (0.0009)      (0.058)          ---         (0.0589)
1996              5.56       0.03           0.93           0.96          (0.20)        (0.18)           ---         (0.38)
1997(k)           6.14       0.04           0.74           0.78            ---           ---            ---           ---

                                                                       RATIO                       AVERAGE
                 NET                                  RATIO OF         OF NET                     COMMISSION
FISCAL          ASSET                    NET ASSETS   EXPENSES         INCOME                      PAID PER
 YEAR           VALUE       TOTAL          END OF        TO           (LOSS) TO      PORTFOLIO    INVESTMENT
 ENDED          END OF      RETURN         PERIOD      AVERAGE         AVERAGE       TURNOVER      SECURITY
DEC. 31         PERIOD        (d)        (THOUSANDS)  NET ASSETS      NET ASSETS       RATE        TRADED(j)
------------------------------------------------------------------------------------------------------------
                                                SERIES A

1987(a)         $11.19        6.2%       $  127,627      0.64%           1.94%          249%         $  N/A
1988             12.32       10.2%          113,111      0.66%           2.47%          211%            N/A
1989             16.25       35.9%          144,576      0.79%           2.34%          113%            N/A
1990             12.90       (9.8%)         165,554      0.85%           2.31%           98%            N/A
1991             17.26       36.1%          235,115      0.87%           1.97%           95%            N/A
1992             18.33       11.1%          296,548      0.86%           1.46%           77%            N/A
1993             19.82       13.7%          317,407      0.86%           2.01%          108%            N/A
1994             16.00       (1.7%)         332,288      0.84%           1.13%           90%            N/A
1995(i)          21.03       36.8%          519,891      0.83%           1.13%           83%            N/A
1996(i)          24.31       22.7%          714,591      0.83%           0.90%           57%          0.0598
1997(k)          28.39       16.8%          841,910      0.81%           0.71%           69%          0.0600

                                                SERIES B

1987(a)         $15.71        3.6%       $   84,601      0.62%           3.31%           28%         $  N/A
1988             18.73       19.3%          106,620      0.64%           6.50%           33%            N/A
1989             22.45       28.4%          163,155      0.79%           4.03%           52%            N/A
1990             20.21       (4.4%)         197,472      0.87%           4.32%           62%            N/A
1991             26.85       37.7%          348,969      0.86%           3.39%           62%            N/A
1992             27.76        6.3%          467,208      0.86%           3.22%           56%            N/A
1993             29.73        9.6%          583,599      0.86%           2.63%           95%            N/A
1994             26.54       (3.0%)         595,154      0.84%           2.07%           43%            N/A
1995(i)          33.95       30.1%          795,113      0.83%           2.70%           94%            N/A
1996(i)          35.40       18.3%          956,586      0.84%           2.56%           58%          0.0602
1997(k)          40.87       15.5%        1,097,414      0.83%           2.19%           54%          0.0600

                                                SERIES C

1987(a)         $11.41        6.4%        $  44,463      0.66%           6.37%          ---          $  N/A
1988             12.23        7.2%           82,904      0.65%           7.17%          ---             N/A
1989(a)          12.79        9.0%           94,560      0.63%           8.58%          ---             N/A
1990(a)          12.74        8.0%           73,599      0.60%           7.66%          ---             N/A
1991(a)          12.52        5.6%           86,610      0.61%           5.42%          ---             N/A
1992             12.21        3.2%           87,246      0.61%           3.19%          ---             N/A
1993             12.09        2.6%           99,092      0.61%           2.65%          ---             N/A
1994             12.27        3.7%          118,668      0.61%           3.70%          ---             N/A
1995(i)          12.34        5.4%          105,436      0.60%           5.27%          ---             N/A
1996(a)(i)       12.56        5.1%          128,672      0.58%           4.89%          ---             N/A
1997(k)          12.88        2.5%          138,376      0.58%           5.00%          ---             N/A

                                                SERIES D

1987(a)         $ 8.13       (5.9%)       $  12,651      0.77%          12.71%          111%         $  N/A
1988              8.53        4.9%           12,310      0.67%          13.27%          108%            N/A
1989              6.53       (8.9%)          10,270      0.80%          13.97%          111%            N/A
1990              3.97      (22.7%)           5,522      0.93%          14.11%           96%            N/A
1991(a)(b)        3.91       12.7%           11,688      1.58%           3.95%          113%            N/A
1992(a)           3.76       (2.6%)          25,183      1.62%           0.50%           81%            N/A
1993(a)           4.94       31.6%           98,252      1.42%           0.38%           70%            N/A
1994(a)           5.07        2.7%          147,033      1.34%           0.50%           82%            N/A
1995              5.56       10.9%          177,781      1.31%           0.90%           169%           N/A
1996              6.14       17.5%          247,026      1.30%           0.74%          115%          0.0276
1997(k)           6.92       12.7%          303,379      1.24%           1.50%          141%          0.0100

                  NET                                      TOTAL
                 ASSET         NET         NET GAIN        FROM         DIVIDENDS         DISTRI-
FISCAL           VALUE       INVEST-      (LOSS) ON       INVEST-       (FROM NET         BUTIONS
 YEAR            BEGIN-       MENT        SECURITIES       MENT           INVEST-          (FROM        RETURN         TOTAL
 ENDED           NING OF     INCOME       (REALIZED &      OPERA-          MENT           CAPITAL         OF          DISTRI-
DEC. 31          PERIOD      (LOSS)       UNREALIZED)      TIONS          INCOME)          GAINS)       CAPITAL       BUTIONS
-----------------------------------------------------------------------------------------------------------------------------

                                                SERIES E

1987(a)           $11.87      $ 0.93        $(0.658)       $ 0.272        $(1.662)        $  ---         $  ---      $(1.662)
1988               10.48        1.02         (0.26)          0.76            ---             ---            ---         ---
1989               11.24        0.73          0.59           1.32          (0.91)            ---            ---       (0.91)
1990               11.65        0.82         (0.07)          0.75          (0.73)            ---            ---       (0.73)
1991               11.67        0.76          1.17           1.93          (0.78)            ---            ---       (0.78)
1992               12.82        0.78          0.168          0.948         (0.748)           ---            ---       (0.748)
1993               13.02        0.64          1.02           1.66          (0.79)          (0.11)           ---       (0.90)
1994               13.78        0.76         (1.713)        (0.953)        (0.69)          (0.617)          ---       (1.307)
1995(i)            11.52        0.74          1.36           2.10          (0.76)            ---            ---       (0.76)
1996(i)            12.86        0.75         (0.853)        (0.103)        (0.757)           ---            ---       (0.757)
1997(k)            12.00        0.55         (0.22)          0.33            ---             ---            ---         ---

                                                SERIES J

1992(c)           $10.00      $ 0.01        $ 2.46         $ 2.47         $  ---          $  ---         $  ---      $  ---
1993               12.47       (0.01)         1.711          1.701         (0.001)           ---            ---       (0.001)
1994               14.17       (0.01)        (0.713)        (0.723)          ---           (0.007)          ---       (0.007)
1995(i)            13.44        0.04          2.58           2.62            ---             ---            ---         ---
1996(i)            16.06       (0.04)         2.93           2.89          (0.029)         (0.671)          ---       (0.700)
1997(k)            18.25       (0.02)         1.11           1.09            ---             ---            ---         ---

                                                SERIES S

1991(c)           $10.00      $ 0.05        $ 0.50         $ 0.55         $ ---           $  ---         $  ---      $  ---
1992(a)            10.55        0.03          1.691          1.721         (0.021)           ---            ---       (0.021)
1993               12.25        0.02          1.432          1.452         (0.012)           ---            ---       (0.012)
1994               13.69        0.08         (0.595)        (0.515)        (0.02)          (0.185)          ---       (0.205)
1995(i)            12.97        0.09          3.507          3.597         (0.077)            ---            ---       (0.077)
1996(i)            16.49        0.03          3.073          3.103         (0.083)         (0.43)           ---       (0.513)
1997(k)            19.08        0.10          2.000          2.100          ---              ---            ---         ---

                                                SERIES K

1995(a)(e)(h)     $10.00      $ 0.54        $ 0.22         $ 0.76         $(0.466)        $(0.044)       $(0.03)     $(0.540)
1996(h)            10.22        0.90          0.50           1.40          (0.77)          (0.13)           ---       (0.90)
1997(h)(k)         10.72        0.48         (0.22)          0.26            ---             ---            ---         ---

                                                SERIES M

1995(a)(e)        $10.00      $ 0.169       $ 0.541        $ 0.71         $  ---          $  ---         $  ---      $  ---
1996               10.71        0.150         1.364          1.514         (0.119)         (0.055)          ---       (.174)
1997(k)            12.05        0.09          0.80           0.89            ---             ---            ---         ---

                                                SERIES N

1995(a)(e)        $10.00      $ 0.156       $ 0.574        $ 0.73         $   ---         $  ---         $  ---      $  ---
1996               10.73        0.193         1.175          1.368         (0.065)         (0.013)          ---       (0.078)
1997(k)            12.02        0.150         1.250          1.400            ---            ---            ---         ---

                                                SERIES O

1995(a)(e)        $10.00      $ 0.166       $ 1.534        $ 1.70         $  ---          $  ---         $  ---      $  ---
1996               11.70        0.169         2.173          2.342         (0.03)          (0.002)          ---       (0.032)
1997(k)            14.01        0.08          1.95           2.03            ---             ---            ---         ---

                                                SERIES P

1996(a)(f)(h)     $15.00      $ 0.51        $ 0.48         $ 0.99         $  ---          $  ---         $  ---      $  ---
1997(h)(k)         15.99        0.714         0.276          0.99            ---             ---            ---         ---

                                                SERIES V

1997(a)(g)(h)(m)  $10.00      $ 0.044       $ 2.346        $ 2.390           ---             ---            ---         ---


                                                                           RATIO                       AVERAGE
                    NET                                     RATIO OF       OF NET                     COMMISSION
FISCAL             ASSET                    NET ASSETS      EXPENSES       INCOME                      PAID PER
 YEAR              VALUE        TOTAL         END OF           TO         (LOSS) TO      PORTFOLIO    INVESTMENT
 ENDED             END OF       RETURN        PERIOD         AVERAGE       AVERAGE       TURNOVER      SECURITY
DEC. 31            PERIOD        (d)        (THOUSANDS)     NET ASSETS    NET ASSETS       RATE        TRADED(j)
----------------------------------------------------------------------------------------------------------------

                                                SERIES E

1987(a)           $10.48        2.4%        $ 22,025         0.75%          7.86%           138%        $   N/A
1988               11.24        7.3%          23,338         0.65%          9.17%            68%            N/A
1989               11.65       11.9%          34,811         0.78%          9.00%            56%            N/A
1990               11.67        6.7%          43,908         0.85%          8.83%            28%            N/A
1991               12.82       17.0%          63,602         0.86%          8.24%            24%            N/A
1992               13.02        7.4%          81,440         0.86%          7.41%            76%            N/A
1993               13.78       12.6%         112,900         0.86%          6.21%           151%            N/A
1994               11.52       (6.9%)        107,078         0.85%          6.74%           185%            N/A
1995(i)            12.86       18.6%         125,652         0.85%          6.60%           180%            N/A
1996(i)            12.00       (0.7%)        134,041         0.83%          6.77%           232%            N/A
1997(k)            12.33        2.8%         119,934         0.83%          6.90%           151%            N/A

                                                SERIES J

1992(c)           $12.47       24.7%        $  7,113         1.06%          0.22%             4%        $   N/A
1993               14.17       13.6%          42,096         0.91%         (0.14%)          117%            N/A
1994               13.44       (5.1%)         76,940         0.88%         (0.11%)           91%            N/A
1995(i)            16.06       19.5%          93,379         0.84%          0.26%           202%            N/A
1996(i)            18.25       18.0%         148,421         0.84%         (0.21%)          123%         0.0601
1997(k)            19.34        6.0%         202,220         0.82%         (0.05%)           79%         0.0600

                                                SERIES S

1991(c)           $10.55        5.5%        $  2,711         1.00%          1.49%           162%        $   N/A
1992(a)            12.25       16.4%           9,653         0.92%          0.24%           110%            N/A
1993               13.69       11.9%          19,490         0.90%          0.23%           105%            N/A
1994               12.97       (3.7%)         24,539         0.90%          0.75%            67%            N/A
1995(i)            16.49       27.7%          36,830         0.86%          0.75%           122%            N/A
1996(i)            19.08       18.8%          57,497         0.84%          0.30%            67%         0.0602
1997(k)            21.18       11.0%          74,079         0.82%          0.48%            57%         0.0600

                                                SERIES K

1995(a)(e)(h)     $10.22        7.6%        $  5,678         1.63%         11.03%           127%        $   N/A
1996(h)            10.72       13.7%          12,720         0.84%         10.79%            86%            N/A
1997(h)(k)         10.98        2.4%          15,785         0.60%          9.56%           107%            N/A

                                                SERIES M

1995(a)(e)        $10.71        7.1%        $ 15,976         1.94%           3.2%           181%        $   N/A
1996               12.05       14.2%          38,396         1.34%          2.73%            40%         0.0266
1997(k)            12.94        7.4%          47,680         1.27%          2.23%           123%         0.0452

                                                SERIES N

1995(a)(e)        $10.73        7.3%        $ 10,580         1.90%           2.8%            26%        $   N/A
1996               12.02       12.8%          23,345         1.45%          2.67%            41%         0.0393
1997(k)            13.42       11.7%          26,428         1.47%          2.77%            64%         0.0296

                                                SERIES O

1995(a)(e)        $11.70       17.0%        $ 13,528         1.40%           3.0%             3%        $   N/A
1996               14.01       20.0%          62,377         1.15%          2.62%            22%         0.0385
1997(k)            16.04       14.5%         105,087         1.09%          2.49%            49%         0.0314

                                                SERIES P

1996(a)(f)(h)     $15.99        6.6%        $  2,665         0.28%          8.24%           151%        $   N/A
1997(h)(k)         10.98        6.2%           2,830         0.29%          8.78%            59%            N/A

                                                SERIES V

1997(a)(g)(h)(m)  $12.39       23.9%        $  1,896         0.55%          1.21%            48%         0.06000


(a) Net investment income per share has been calculated using the weighted monthly average number of capital shares outstanding.
(b) Effective May 1, 1991, the investment objective of Series D was changed from high current income to long-term capital growth through investment in common stocks and equivalents of companies domiciled in foreign countries and the United States.
(c) The dates of inception for Series J and S were October 1, 1992 and May 1, 1991 respectively. On these dates the respective Series commenced operations each with a net asset value of $10 per share. Percentage amounts for the initial periods of each series have been annualized, except for total return.
(d) Total return information does not take into account (i) any sales charges paid at the time of purchase, (ii) expenses of the separate account, or
     (iii) expenses of the related variable annuity or variable life insurance contract. Inclusion of these charges would reduce the total return information for all periods shown.
(e) Series K, M, N and O were initially capitalized on June 1, 1995 with net asset values of $10 per share. Percentage amounts for the period have been annualized, except for total return.

(f) Series P was initially capitalized on August 5, 1996 with a net asset value of $15 per share. Percentage amounts for the period have been annualized, except total return.

(g) Series V was initially capitalized on May 1, 1997 with a net asset value of $10 per share. Percentage amounts for the period, except total return, have been annualized.



(h) Fund expenses were reduced by the Investment Manager during the periods, and expense ratios absent such reimbursement would have been as follows:



                                       1995        1996        1997
                                       -----       -----       -----
                        Series K       2.03%       1.59%       1.35%
                        Series P        ---        1.11%       1.25%
                        Series V        ---         ---        1.30%



(j) Expense ratios were calculated without the reduction for custodian fees earnings credits beginning February 1, 1995. The following Series' expense ratios were reduced as a result of such credits and would have been as follows had such credits been included.


                                          1995
                                          -----
                        Series J          0.83%
                        Series S          0.84%


(j) Brokerage commissions paid on portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold and are not reflected in the Fund's statement of operations. Shares traded on a principal basis, such as most over-the-counter and fixed-income transactions, pay a "spread" or "mark-up" rather than a commission and are therefore excluded from this calculation. Generally, non-U.S. commissions are lower than U.S. commissions when expressed as cents per share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S. securities. Prior to 1996, average commission information was not required to be disclosed.



(k) Unaudited figures for the six-month period ended June 30, 1997. Percentage amounts for the period, except total return, have been annualized.



(m) Unaudited figures for the period May 1, 1997 (date of inception) to August 31, 1997.

SBL FUND

     SBL Fund (the "Fund"), a Kansas corporation, was organized on May 26, 1977, to serve as the investment vehicle for certain of Security Benefit Life Insurance Company's ("SBL") variable annuity and variable life separate accounts. Shares of the Fund will be sold to SBL for allocation to such separate accounts established for the purpose of funding variable annuity and variable life insurance contracts issued by SBL. The Fund reserves the right to expand the class of persons eligible to purchase shares of any Series of the Fund.
     The Fund is subject to certain investment policy limitations which may not be changed without stockholder approval. Among these limitations, the more important ones are that the Fund will not, with respect to 75 percent of its total assets, invest more than 5 percent of the value of its assets in any one issuer other than the U.S. Government or its agencies or instrumentalities, or purchase more than 10 percent of the outstanding voting securities of any issuer. In addition, no Series will invest more than 25 percent of its total assets in any one industry. The full text of the investment policy limitations is set forth in the Fund's "Statement of Additional Information."
     It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund simultaneously. Although neither SBL nor SBL Fund currently foresee any such disadvantages, either to variable life insurance policyowners or to variable annuity contractowners, the Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policyowners and contractowners resulting from changes in state insurance law, changes in federal income tax regulation, changes in the investment management of any portfolio of the underlying fund, and the differences between voting instructions given by policyowners and contractowners. The Board will determine what action, if any, should be taken in response to any such conflicts. If the Board of Directors were to conclude that separate funds should be established for variable life and variable annuity separate accounts, SBL would bear the attendant expenses, but variable life insurance policyowners and variable annuity contractowners would no longer have the economies of scale resulting from a larger combined fund.

INVESTMENT OBJECTIVES AND POLICIES OF THE SERIES
     The investment objective of each Series is described below. There are risks inherent in the ownership of any security and there can be no assurance that such investment objective will be achieved. Some of the risks involved are described below and in the Statement of Additional Information. The investment objective and policies of each Series may be modified at any time without stockholder approval. However, each of the Series is subject to certain investment policy limitations set forth in the Statement of Additional Information, which may not be changed without stockholder approval. Each of the Series may borrow money from banks as a temporary measure for emergency purposes, to facilitate redemption requests, or for other purposes consistent with the Series' investment objective and policies. See the discussion of borrowing under "Investment Methods and Risk Factors." Pending investment in other securities or to meet potential redemptions or expenses, each Series may invest in certificates of deposit issued by banks, bank demand accounts, repurchase agreements and high quality money market instruments.

SERIES A (GROWTH SERIES)
     The investment objective of Series A is to seek long-term capital growth by investing in those securities which, in the opinion of the Investment Manager, have the most long-term capital growth potential. Series A seeks to achieve its objective by investing primarily in a broadly diversified portfolio of common stocks (which may include American Depositary Receipts (ADRs)) or securities with common stock characteristics, such as securities convertible into common stocks. Series A may also invest in preferred stocks, bonds and other debt securities. Income potential will be considered to the extent doing so is consistent with Series A's investment objective of long-term capital growth. Series A may invest its assets temporarily in cash and money market instruments for defensive purposes. Series A may invest up to 5 percent of its assets in warrants (other than those attached to other securities). Series A invests for long-term growth of capital and does not intend to place emphasis upon short-term trading profits. From time to time, Series A may purchase securities on a "when issued" or "delayed delivery" basis. For a detailed discussion of ADRs and the purchase of securities on a "when issued" or "delayed delivery" basis, see "Investment Methods and Risk Factors."

SERIES B (GROWTH-INCOME SERIES)
     The investment objective of Series B is long-term growth of capital with secondary emphasis on income. Series B seeks to achieve this objective through investment in a diversified portfolio which will ordinarily consist principally of common stocks, which may include ADRs, but may also include other securities when deemed advisable. Such other securities may include (i) securities convertible into common stocks; (ii) preferred stocks; (iii) debt securities issued by U.S. corporations; (iv) securities issued by the U.S.
-------------------------------------------------------------------------------
No dealer, salesperson, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the "Statement of Additional Information," in connection with the offer contained in this Prospectus, and, if given or made, such other information or representation must not be relied upon as having been authorized by the Fund, the investment adviser, or the distributor.

Government or any of its agencies or instrumentalities, including Treasury bills, certificates of indebtedness, notes and bonds; (v) securities issued by foreign governments, their agencies, and instrumentalities, and foreign corporations, provided that such securities are denominated in U.S. dollars;
(vi) higher yielding, high risk debt securities (commonly referred to as "junk bonds"); and (vii) zero coupon securities. In the selection of securities for investment, the potential for appreciation and future dividends is given more weight than current dividends. From time to time, Series B may purchase government bonds or commercial notes on a temporary basis for defensive purposes.
     With respect to Series B's investment in debt securities, there is no percentage limitation on the amount of its assets that may be invested in securities within any particular rating classification. See the Statement of Additional Information for a description of corporate bond ratings. Series B may invest in securities which are at the time of purchase rated Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Corporation ("S&P"). In addition, Series B may invest in higher yielding, longer-term fixed-income securities in the lower rating (higher risk) categories of the recognized rating services (commonly referred to as "junk bonds"). These include securities which are at the time of purchase rated Ba or lower by Moody's or BB or lower by S&P. However, the Investment Manager will not rely principally on the ratings assigned by the rating services. Because Series B will invest in lower rated securities and unrated securities of comparable quality, the achievement of the Series' investment objective may be more dependent on the Investment Manager's own credit analysis than would be the case if investing in higher rated securities.
     For the year ended December 31, 1996, the dollar weighted average of Series B's holdings (excluding equities) had the following credit quality characteristics.

    Investment                                          Percent of Net Assets
    ----------                                          ---------------------
U.S. Government Securities ................                        0%
Cash and Other Assets, Less Liabilities ...                      5.8%
Rated Fixed Income Securities
    A......................................                        0%
    Baa/BBB ...............................                      0.5%
    Ba/BB .................................                     10.8%
    B......................................                      8.0%
    Caa/CCC ...............................                        0%
Unrated Securities Comparable in Quality to
    A......................................                        0%
    Ba/BB .................................                        0%
    B......................................                        0%
    Caa/CCC................................                        0%
                                                               ------
Total......................................                     25.1%



     The above table is intended solely to provide disclosure about the Series' asset composition during the year ended December 31, 1996. The asset composition after this may or may not be approximately the same as shown above.
     As discussed above, Series B may invest in foreign debt securities that are denominated in U.S. dollars. Such foreign debt securities may include debt of foreign governments, including Brady Bonds, and debt of foreign corporations. The Series expects to limit its investment in foreign debt securities, excluding Canadian securities, to not more than 15 percent of its total assets and its investment in debt securities of issuers in emerging markets, excluding Brady Bonds, to not more than 5 percent of its net assets. See the discussion of the risks associated with investing in foreign securities and Brady Bonds under "Investment Methods and Risk Factors" -- "Emerging Markets Risks," "Foreign Investment Risks" and "Brady Bonds."
     For a detailed discussion of risks associated with high yield investing, zero coupon securities and ADRs, respectively, see "Investment Methods and Risk Factors" -- "Risks Associated with Investments in High-Yield Lower-Rated Debt Securities," "zero coupon securities" and "American Depositary Receipts
(ADRs)." The Series may purchase securities that are restricted as to disposition under the federal securities laws, provided that such securities are eligible for resale to qualified institutional investors pursuant to Rule 144A under the Securities Act of 1933 and subject to the Series' policy that not more than 10 percent of its total assets will be invested in illiquid securities. See "Investment Methods and Risk Factors" -- "Restricted Securities."

SERIES C (MONEY MARKET SERIES)
     The investment objective of Series C is to seek as high a level of current income as is consistent with preservation of capital, similar to the objective associated with a "money market" fund or series. The Series will attempt to achieve its objective by investing at least 95 percent of its total assets, measured at the time of investment, in a diversified portfolio of highest quality money market instruments (e.g., instruments rated Aaa or Prime-1 by Moody's or AAA or A-1 by S&P or unrated securities that are determined to be of equivalent quality by the Investment Manager under procedures adopted by the Fund's Board of Directors). Series C may also invest up to 5 percent of its total assets, measured at the time of investment, in money market instruments that are in the second-highest rating category for short-term debt obligations (e.g., instruments rated Aa or Prime-2 by Moody's or AA or A-2 by S&P). Series C will purchase only securities that the Investment Manager determines present minimal credit risk under procedures adopted by the Fund's Board of Directors and that satisfy the quality requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). The Series may invest in money market instruments with varying maturities (but not longer than thirteen months), consisting of obligations issued or guaranteed (as to principal or interest) by the United States Government or its agencies (such as the Federal Housing Administration and Government National

Mortgage Association), or instrumentalities (such as Federal Home Loan Banks and Federal Land Banks) (see the Statement of Additional Information for a description of the differing levels of guarantees associated with these types of securities) and instruments fully collateralized with such obligations such as repurchase agreements; obligations of banks or savings and loan associations that are members of the Federal Deposit Insurance Corporation, and instruments fully collateralized with such obligations such as repurchase agreements (the additional risks involved in such agreements are discussed under "Investment Methods and Risk Factors"); or commercial paper issued by corporations or other corporate debt instruments, subject to the limitations on investment in instruments in the second-highest rating category, discussed above. The Statement of Additional Information contains a description of commercial paper and corporate bond ratings.
     Series C may invest in instruments having rates of interest that are adjusted periodically according to a specified market rate for such investments ("Variable Rate Instruments"). The interest rate on Variable Rate Instruments is ordinarily determined by reference to, or is a percentage of, an objective standard such as a bank's prime rate or the 91-day U.S. Treasury Bill rate. Generally, the changes in the interest rate on Variable Rate Instruments reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Series C determines the maturity of Variable Rate Instruments in accordance with Rule 2a-7 under the 1940 Act which allows the Series to consider the maturity date of such instruments to be the period remaining until the next readjustment of the interest rate rather than the maturity date on the face of the instrument.
     Certain of the securities purchased by Series C may be restricted as to disposition under the federal securities laws provided that such securities are eligible for resale to qualified institutional investors pursuant to Rule 144A under the Securities Act of 1933 and subject to the Series' policy that not more than 10 percent of total assets will be invested in illiquid securities. See the description of such securities under "Investment Methods and Risk Factors" -- "Restricted Securities."
     Investment in Series C involves minimal market risk and, to reduce the effect of fluctuating interest rates on the net asset value of its shares, Series C intends to maintain a dollar weighted average maturity in its portfolio of not more than 90 days. In addition to general market risks, Series C investments in non-government obligations are subject to the ability of the issuer to satisfy its obligations. The Statement of Additional Information contains a description of the principal types of securities and instruments in which Series C will invest.

SERIES D (WORLDWIDE EQUITY SERIES)
     The investment objective of Series D is to seek long-term growth of capital primarily through investment in common stocks and equivalents of companies domiciled in foreign countries and the United States. Series D will seek to achieve its objective through investment in a diversified portfolio of securities which will consist primarily of various types of common stocks and equivalents (the following constitute equivalents: convertible debt securities, warrants and options). The Series may also invest in preferred stocks, bonds and other debt obligations, which include money market instruments of foreign and domestic companies and the U.S. Government and foreign governments, governmental agencies and international organizations.
     Series D will at all times invest at least 65 percent or more of its assets in at least three countries, one of which may be the United States. The Series is not required to maintain any particular geographic or currency mix of its investments, nor is it required to maintain any particular proportion of stocks, bonds or other securities in its portfolio. Series D may invest substantially or primarily in foreign debt securities when it appears that the capital appreciation available from investments in such securities will equal or exceed the capital appreciation available from investments in equity securities. Because the market value of debt obligations can be expected to vary inversely to changes in prevailing interest rates, investing in debt obligations may provide an opportunity for capital appreciation when interest rates are expected to decline. When a defensive position is deemed advisable in the judgment of the Series' Sub-Adviser, Lexington Management Corporation ("Lexington"), Series D may temporarily invest up to 100 percent of its assets in debt obligations consisting of repurchase agreements, money market instruments of foreign or domestic companies and the U.S. Government and foreign governments, governmental and international organizations. The Series will be moved into a defensive position when, in the judgment of Lexington, conditions in the securities markets would make pursuing the Series' basic investment strategy inconsistent with the best interests of the shareholders.
     Series D is intended to provide investors with the opportunity to invest in a portfolio of securities of companies and governments located throughout the world. In making the allocation of assets among the various countries and geographic regions, Lexington ordinarily considers such factors as prospects for relative economic growth between the U.S and other countries; expected levels of inflation and interest rates; government policies influencing business conditions; the range of investment opportunities available to international investors; and other pertinent financial, tax, social and national factors--all in relation to the prevailing prices of the securities in each country or region.
     Investments may be made in companies based in (or governments of or within) such areas and countries as Lexington may determine from time to time. Series D may invest in companies located in developing countries without limitation. See the discussion of risks associated with investment in securities of foreign issuers under "Investment Methods and Risk Factors" -- "Currency Risk," "Foreign Investment Risks" and "Emerging Markets Risks."
     Although the Series does not intend to invest for the purpose of seeking short-term profits, the Series' investments may be changed whenever Lexington deems it appropriate to do so, without regard to the length of time a particular security has been held. Series D may enter into forward foreign currency exchange contracts and may purchase or sell foreign currencies on a "spot" (i.e., cash) basis. Series D may enter into such forward contracts to hedge certain of its portfolio positions when Lexington deems it appropriate to limit or reduce exposure in a foreign currency in order to moderate potential changes in the United States dollar value of the portfolio. The Series may also enter into forward currency exchange contracts to increase its exposure to a foreign currency that Lexington expects to increase in value relative to the United States dollar. Series D will not attempt to hedge all of its portfolio positions. Series D intends to limit portfolio hedging transactions to not more than 70 percent of its total assets. See the discussion of "Forward Currency Transactions" under "Investment Methods and Risk Factors."
     Series D may from time to time employ or enter into the following investment practices. Series D may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments"), because new issues of securities are typically offered to investors on that basis. See the discussion of forward commitments under "Investment Methods and Risk Factors." Series D may write covered call options. Such an option on an underlying portfolio security would obligate the Series to sell, and give the purchaser of the option the right to buy, that security at a stated exercise price at any time until the stated expiration date of the option. The Series may purchase securities that are restricted as to disposition under the federal securities laws, provided that such securities are eligible for resale to qualified institutional investors pursuant to Rule 144A under the Securities Act of 1933 and subject to the Series' policy that not more than 10 percent of its total assets will be invested in illiquid securities. See the discussion of restricted securities under "Investment Methods and Risk Factors." The Series may enter into repurchase agreements which are described under "Investment Methods and Risk Factors." Series D may also invest in real estate investment trusts (REITs) which are described under "Investment Methods and Risk Factors."

SERIES E (HIGH GRADE INCOME SERIES)
     The investment objective of Series E is to provide current income with security of principal. In pursuing its investment objective, the Series will invest in a broad range of debt securities, including (i) securities issued by U.S. and Canadian corporations; (ii) securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, including Treasury bills, certificates of indebtedness, notes and bonds; (iii) securities issued or guaranteed by the Dominion of Canada or provinces thereof; (iv) securities issued by foreign governments, their agencies and instrumentalities, and foreign corporations, provided that such securities are denominated in U.S. dollars; (v) higher yielding, high risk debt securities (commonly referred to as "junk bonds"); (vi) certificates of deposit issued by a U.S. branch of a foreign bank ("Yankee CDs"); (vii) investment grade mortgage backed securities ("MBSs") and (viii) zero coupon securities. Under normal circumstances, the Series will invest at least 65 percent of its assets in U.S. Government securities and securities rated A or higher by Moody's or S&P at the time of purchase, or if unrated, of equivalent quality as determined by the Investment Manager.
     Series E may invest in corporate debt securities rated Baa or higher by Moody's or BBB or higher by S&P at the time of purchase, or if unrated, of equivalent quality as determined by the Investment Manager. See Appendix A to the Fund's Statement of Additional Information for a description of corporate bond ratings. Included in such securities may be convertible bonds or bonds with warrants attached which are rated at least Baa or BBB at the time of purchase, or if unrated, of equivalent quality as determined by the Investment Manager. A "convertible bond" is a bond, debenture or preferred share which may be exchanged by the owner for common stock or another security, usually of the same company, in accordance with the terms of the issue. A "warrant" confers upon its holder the right to purchase an amount of securities at a particular time and price. Securities rated Baa by Moody's or BBB by S&P have speculative characteristics.
     Series E also may invest up to 25 percent of its net assets in higher yielding debt securities in the lower rating (higher risk) categories of the recognized rating services (commonly referred to as "junk bonds"). Such securities include securities rated Ba or lower by Moody's or BB or lower by S&P and are regarded as predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. The Series will not invest in junk bonds which are rated in default at the time of purchase. See "Investment Methods and Risk Factors" for a discussion of the risks associated with investing in such securities.
     U.S. Government securities are obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities. These include bills, certificates of indebtedness, notes and bonds issued by the Treasury or by agencies or instrumentalities of the U.S. Government. Some U.S. Government securities, such as Treasury bills and bonds, are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. Although U.S. Government securities are guaranteed by the U.S. Government, its agencies or instrumentalities, shares of the Fund are not so guaranteed in any way. The diversification rules under Section 817(h) of the Internal Revenue Code limit the ability of Series E to invest more than 55 percent of its assets in the securities of any one U.S. Government agency or instrumentality.
     Series E may purchase securities which are obligations of, or guaranteed by, the Dominion of Canada or a province thereof, and Canadian corporate debt securities. Canadian securities will not be purchased if subject to the foreign interest equalization tax and unless payable in U.S. dollars. Series E may invest in Yankee CDs which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the U.S. Yankee CDs are subject to somewhat different risks than are the obligations of domestic banks. The Series also may invest in debt securities issued by foreign governments, their agencies and instrumentalities and foreign corporations, provided that such securities are denominated in U.S. dollars. The Series' investment in foreign securities, including Canadian securities, will not exceed 25 percent of the Series' net assets. See "Investment Methods and Risk Factors" for a discussion of the risks associated with investing in foreign securities.
     Series E may invest in investment grade mortgage backed securities (MBSs), including mortgage pass-through securities and collateralized mortgage obligations (CMOs). The Series may invest up to 10 percent of its net assets in securities known as "inverse floating obligations," "residual interest bonds," or "interest-only" (IO) or "principal-only" (PO) bonds, the market values of which generally will be more volatile than the market values of most MBSs. The Series will hold less than 25 percent of its net assets in MBSs. For a discussion of MBSs and the risks associated with such securities, see "Investment Methods and Risk Factors."
     For the year ended December 31, 1996, the dollar weighted average of Series E's holdings (excluding equities) had the following credit quality characteristics.

    Investment                                          Percent of Net Assets
    ----------                                          ---------------------
U.S. Government Securities ................                     17.1%
Cash and Other Assets, Less Liabilities ...                      4.5%
Rated Fixed Income Securities
    AAA....................................                      3.2%
    AA.....................................                      5.1%
    A......................................                     35.7%
    Baa/BBB................................                     14.6%
    Ba/BB..................................                     12.9%
    B......................................                      6.9%
    Caa/CCC................................                        0%
Unrated Securities Comparable in Quality to
    A......................................                        0%
    Ba/BB..................................                        0%
    B......................................                        0%
    Caa/CCC................................                        0%
                                                                -----
Total......................................                      100%



     The above table is intended solely to provide disclosure about the Series' asset composition during the year ended December 31, 1996. The asset composition after this may or may not be approximately the same as shown above.
     The Series may invest in zero coupon securities which are debt securities that pay no cash income but are sold at substantial discounts from their face value. Certain zero coupon securities also provide for the commencement of regular interest payments at a deferred date. See "Investment Methods and Risk Factors" for a discussion of zero coupon securities.
     The Series may acquire certain securities that are restricted as to disposition under federal securities laws, including securities eligible for resale to qualified institutional investors pursuant to Rule 144A under the Securities Act of 1933, subject to the Series' policy that not more than 15 percent of the Series' net assets will be invested in illiquid assets. See "Investment Methods and Risk Factors" for a discussion of restricted securities.
     Series E may purchase securities on a "when issued" or "delayed delivery" basis in excess of customary settlement periods for the types of security involved. For a discussion of such securities, see "Investment Methods and Risk Factors."
     Series E may, for defensive purposes, invest part or all of its assets in money market instruments such as those appropriate for investment by Series C.

SERIES J (EMERGING GROWTH SERIES)
     The investment objective of Series J is to seek capital appreciation by investing in a diversified portfolio of common stocks (which may include ADRs), preferred stocks, debt securities, and securities convertible into common stocks. On a temporary basis, there may be times when Series J may invest its assets in cash or money market instruments for defensive purposes.
     Securities selected for their appreciation possibilities will be primarily common stocks or other securities having the investment characteristics of common stocks, such as securities convertible into common stocks. Securities will be selected on the basis of their appreciation and growth potential. Current income will not be a factor in selecting investments, and any such income should be considered incidental. Securities considered to have capital appreciation and growth potential will often include securities of smaller and less mature companies. Such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but may also involve greater risk. They may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on smaller securities exchanges. As a result, the securities of smaller companies may have limited marketability and may be subject to more abrupt or erratic changes in value than securities of larger, more established companies.
     Series J may also invest in larger companies where opportunities for above-average capital appreciation appear favorable.
     Series J may purchase securities on a "when issued" or "delayed delivery" basis as described under "Investment Methods and Risk Factors." The Series may enter into futures contracts (and options thereon) to hedge all or a portion of its portfolio, or as an efficient means of adjusting its exposure to the stock market. The Series will not use futures contracts for leveraging purposes. The Series will limit its use of futures contracts so that initial margin deposits or premiums on such contracts used for non-hedging purposes will not equal more than 5 percent of the Series' net asset value. Futures contracts (and options thereon) and the risks associated with such instruments are described in further detail under "Investment Methods and Risk Factors."
     In seeking capital appreciation, Series J may, during certain periods, trade to a substantial degree in securities for the short term. That is, the Series may be engaged essentially in trading operations based on short-term market considerations, as distinct from long-term investments based on fundamental evaluations of securities. This investment policy is speculative and involves substantial risk.

SERIES K (GLOBAL AGGRESSIVE BOND SERIES)
     The primary investment objective of Series K is to seek to provide high current income. Capital appreciation is a secondary objective. As used herein, the term "bond" is used to describe any type of debt security. Under normal circumstances, the Series will invest at least 65 percent of its total assets in bonds as defined herein. The Series under normal circumstances invests substantially all of its assets in a portfolio of debt securities of issuers in three separate investment areas: (i) the United States; (ii) developed foreign countries; and (iii) emerging markets. The Series selects particular debt securities in each sector based on their relative investment merits. Within each area, the Series selects debt securities from those issued by governments, their agencies and instrumentalities; central banks; commercial banks and other corporate entities. Debt securities in which the Series may invest consist of bonds, notes, debentures and other similar instruments. The Series may invest up to 100 percent of its total assets in U.S. and foreign debt securities and other fixed income securities that, at the time of purchase, are rated below investment grade ("high yield securities" or "junk bonds"), which involve a high degree of risk and are predominantly speculative. The Series may also invest in securities that are in default as to payment of principal and/or interest. See "Investment Methods and Risk Factors" -- "Risks Associated with Investments in High-Yield Lower-Rated Debt Securities." Many emerging market debt securities are not rated by United States rating agencies such as Moody's and S&P. The Series' ability to achieve its investment objectives is thus more dependent on the credit analysis of the Series' Sub-Advisers, Lexington and MFR Advisors, Inc. ("MFR"), than would be the case if the Series were to invest in higher quality bonds. Investors should purchase shares only as a supplement to an overall investment program and only if willing to undertake the risks involved.
     For the year ended December 31, 1996, the dollar weighted average of Series K's holdings (excluding equities) had the following credit quality characteristics.

    Investment                                          Percent of Net Assets
    ----------                                          ---------------------
U.S. Government Securities ................                    5.3%
Cash and other Assets, Less Liabilities ...                    0.1%
Rated Fixed Income Securities
    AAA....................................                   15.6%
    AA.....................................                    7.3%
    A......................................                   14.9%
    Baa/BBB................................                   21.9%
    Ba/BB..................................                   11.9%
    B .....................................                   23.0%
    Caa/CCC ...............................                      0%
Unrated Securities Comparable in Quality to
    A......................................                      0%
    Baa/BBB................................                      0%
    Ba/BB..................................                      0%
    B......................................                      0%
    Caa/CCC................................                      0%
                                                            -------
Total......................................                  100.0%


The foregoing table is intended solely to provide disclosure about Series K's asset composition during the year ended December 31, 1996. The asset composition after this may or may not be approximately the same as shown above.
     "Emerging markets" will consist of all countries determined by the World Bank or the United Nations to have developing or emerging economies and markets. Currently, investing in many of the emerging countries and emerging markets is not feasible or may involve political risks. Accordingly, Lexington currently intends to consider investments only in those countries in which it believes investing is feasible. The list of acceptable countries will be reviewed by Lexington and MFR and approved by the Fund's Board of Directors on a periodic basis and any additions or deletions with respect to such list will be made in accordance with changing economic and political circumstances involving such countries. An issuer in an emerging market is an entity: (i) for which the principal securities trading market is an emerging market, as defined above;
(ii) that (alone or on a consolidated basis) derives 50 percent or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or (iii) organized under the laws of, and with a principal office in, an emerging market.
     Because of the special risks associated with investing in emerging markets, an investment in the Series should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets which are in addition to the usual risks of investing in developed foreign markets around the world. See the discussion of the risks of investing in emerging markets under "Investment Methods and Risk Factors" -- "Emerging Markets Risks."
     The Series' investments in emerging market securities consist substantially of high yield, lower-rated debt securities of foreign corporations, "Brady Bonds" and other sovereign debt securities issued by emerging market governments. "Sovereign debt securities" are those issued by emerging market governments that are traded in the markets of developed countries or groups of developed countries. The Series may invest in debt securities of emerging market issuers without regard to ratings. Currently, the substantial majority of emerging market debt securities are considered to have a credit quality below investment grade. Series K also may acquire lower quality debt securities during an initial underwriting or may acquire lower quality debt securities which are sold without registration under applicable securities laws. Such securities involve special considerations and risks. The Series may invest in bank loan participations and assignments, which are fixed and floating rate loans arranged through private negotiations between foreign entities. For a more detailed discussion of these instruments and the risks associated with investing therein, see "Sovereign Debt," "Loan Participations and Assignments" and "Brady Bonds" under "Investment Methods and Risk Factors."
     The Series intends to retain the flexibility to respond promptly to changes in market and economic conditions. Accordingly, in the interest of preserving shareholders' capital and consistent with the Series' investment objectives, Lexington and MFR may employ a temporary defensive investment strategy if they determine such a strategy to be warranted. Pursuant to such a defensive strategy, the Series temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest up to 100 percent of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers, and most or all of the Series' investments may be made in the United States and denominated in U.S. dollars. For debt obligations other than commercial paper, this includes securities rated, at the time of purchase, at least AA by S&P or Aa by Moody's, or if unrated, determined to be of comparable quality by Lexington or MFR. For commercial paper, this includes securities rated, at the time of purchase, at least A-2 by S&P or Prime-2 by Moody's, or if unrated, determined to be of comparable quality by Lexington or MFR. It is impossible to predict whether, when or for how long the Series will employ defensive strategies. To the extent the Series adopts a temporary defensive investment posture, it will not be invested so as to achieve directly its investment objectives. In addition, pending investment of proceeds from new sales of Series shares or to meet ordinary daily cash needs, the Series temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in high quality foreign or domestic money market instruments.
     The Series invests in debt obligations allocated among diverse markets and denominated in various currencies, including U.S. dollars, or in multinational currency units such as European Currency Units. The Series may purchase securities that are issued by the government or a company or financial institution of one country but denominated in the currency of another country (or a multinational currency unit). The Series is designed for investors who wish to accept the risks entailed in such investments, which are different from those associated with a portfolio consisting entirely of securities of U.S. issuers denominated in U.S. dollars. See "Investment Methods and Risk Factors" -- "Currency Risk" and "Foreign Investment Risks."
     Lexington and MFR will seek to allocate the assets of the Series in securities of issuers in countries and in currency denominations where the combination of fixed income market returns, the price appreciation potential of fixed income securities and currency exchange rate movements will present opportunities primarily for high current income and secondarily for capital appreciation. In so doing, Lexington and MFR intend to take full advantage of the different yield, risk and return characteristics that investment in the fixed income markets of different countries can provide for U.S. investors. Fundamental economic strength, credit quality and currency and interest rate trends will be the principal determinants of the emphasis given to various country, geographic and industry sectors within the Series. Securities held by the Series may be invested in without limitation as to maturity. Lexington and MFR evaluate currencies on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, if the exchange rate of the foreign currency declines, the dollar value of the security will decrease. The Series may seek to protect itself against such negative currency movements through the use of sophisticated investment techniques, although the Series is not committed to using such techniques and may be fully exposed to changes in currency exchange rates.
     In seeking to protect against currency exchange rate or interest rate changes that are adverse to its present or prospective positions, the Series may employ certain risk management practices involving the use of forward currency contracts and options contracts, futures contracts and options on futures contracts on U.S. and foreign government securities and currencies. The Series may purchase call and put options and write such options on a "covered" basis. The Series also may enter into interest rate currency and index swaps and purchase or sell related caps, floors and collars and other derivatives. The Series may enter into derivatives securities transactions without limit. See the discussion of "Forward Currency Transactions," "Options," "Futures Contracts and Related Options," and "Swaps, Caps, Floors and Collars" under "Investment Methods and Risk Factors." There can be no assurance that the Series' risk management practices will succeed. Only a limited market, if any, currently exists for forward currency contracts and options and futures instruments relating to currencies of most emerging markets, to securities denominated in such currencies or to securities of issuers domiciled or principally engaged in business in such emerging markets.
     The Series may acquire certain securities that are restricted as to disposition under federal securities laws, including securities eligible for resale to qualified institutional investors pursuant to Rule 144A under the Securities Act of 1933, subject to the Series policy that no more than 15 percent of the Series' net assets will be invested in illiquid assets. See "Investment Methods and Risk Factors" for a discussion of restricted securities. The Series may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. See the discussion of when-issued and forward commitment securities under "Investment Methods and Risk Factors." The Series may enter into repurchase agreements, reverse repurchase agreements and "dollar rolls" which are discussed under "Investment Methods and Risk Factors." Series K may invest up to 5 percent of its total assets in zero coupon securities. See "Investment Methods and Risk Factors" for a discussion of zero coupon securities.

SERIES M (SPECIALIZED ASSET ALLOCATION SERIES)
     The investment objective of Series M is to seek high total return, consisting of capital appreciation and current income. The Series seeks this objective by following an asset allocation strategy that contemplates shifts among a wide range of investment categories and market sectors. The Series will invest in the following investment categories: equity securities of domestic and foreign issuers, including common stocks, ADRs, preferred stocks, convertible securities and warrants; debt securities of domestic and foreign issuers, including mortgage-related and other asset-backed securities; exchange-traded real estate investment trusts (REITs); equity securities of companies involved in the exploration, mining, development, production and distribution of gold ("gold stocks"); zero coupon securities and domestic money market instruments. See "Investment Methods and Risk Factors" for a discussion of the additional risks associated with investment in foreign securities and REITs and see the discussion of the risks associated with investment in gold stocks below.
     Investment in gold stocks presents risks, because the prices of gold have fluctuated substantially over short periods of time. Prices may be affected by unpredictable monetary and political policies, such as currency devaluations or revaluations, economic and social conditions within an individual country, trade imbalances, or trade or currency restrictions between countries. The unstable political and social conditions in South Africa and unsettled political conditions prevailing in neighboring countries may have disruptive effects on the market prices of securities of South African companies.
     The Series is not required to maintain a portion of its assets in each of the permitted investment categories. The Series, however, under normal circumstances will maintain a minimum of 35 percent of its total assets in equity securities and 10 percent in debt securities. The Series will not invest more than 55 percent of its total assets in money market instruments (except when in a temporary defensive position), more than 80 percent of its total assets in foreign securities, nor more than 20 percent of its total assets in gold stocks.
     The Series Sub-Adviser, Meridian Investment Management Corporation ("Meridian"), conducts quantitative investment research and uses the research to strategically allocate the Series' assets among the investment categories identified above, primarily on the basis of a quantitative asset allocation model. With respect to equity securities, the model analyzes a large number of equity securities based on the following factors: current earnings, earnings history, long-term earnings projections, current price, and risk.
     Meridian then determines which sectors within an identified investment category are deemed to be the most attractive relative to other sectors. For example, the model may indicate that a portion of the Series' assets should be invested in the domestic equity category of the market and within this category that pharmaceutical stocks represent a sector with an attractive total return potential.
     Meridian identifies sectors of the domestic and international economy in which the Series will invest and then determines which equity securities to purchase within the identified countries and/or sectors.
     With respect to the selection of debt securities for the Series, the asset allocation model provided by Meridian analyzes the prices of commodities and finished goods to arrive at an interest rate projection. The Investment Manager will determine the portion of the portfolio to allocate to debt securities and the duration of those securities based on the model's interest rate projections. Gold stocks and REITs will be analyzed in a manner similar to that used for equity securities. Money market instruments will be analyzed based on current returns and the current yield curve. The asset allocation model and stock selection techniques used by the Series may evolve over time or be replaced by other asset allocation models and/or stock selection techniques. There is no assurance that the model will correctly predict market trends or enable the Series to achieve its investment objective.
     The debt securities in which the Series may invest will, at the time of investment, consist of "investment grade" bonds, which are bonds rated BBB or better by S&P or Baa or better by Moody's or that are unrated by S&P and Moody's but considered by the Investment Manager to be of equivalent credit quality. Securities rated BBB by S&P or Baa by Moody's have speculative characteristics and may be more susceptible than higher grade bonds to adverse economic conditions or other adverse circumstances which may result in a weakened capacity to make principal and interest payments.
     The Series may invest in investment grade mortgage-backed securities
(MBSs), including mortgage pass-through securities and collateralized mortgage obligations (CMOs). The Series will not invest in an MBS if, as a result of such investment, more than 25 percent of its total assets would be invested in MBSs, including CMOs and mortgage pass-through securities. For a discussion of MBSs and the risks associated with such securities, see "Investment Methods and Risk Factors" -- "Mortgage-Backed Securities," below.
     The Series may invest in zero coupon securities which are debt securities that pay no cash income but are sold at substantial discounts from their face value. Certain zero coupon securities also provide for the commencement of regular interest payments at a deferred date. See "Investment Methods and Risk Factors" for a discussion of zero coupon securities.
     The Series may write covered call options and purchase put options on securities, financial indices and foreign currencies, and may enter into futures contracts. The Series may buy and sell futures contracts (and options on such contracts) to manage exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets. It is the Series' operating policy that initial margin deposits and premiums on options used for non-hedging purposes will not equal more than 5 percent of the Series' net assets. The total market value of securities against which the Series has written call options may not exceed 25 percent of its total assets. The Series will not commit more than 5 percent of its total assets to premiums when purchasing put options. Futures contracts and options may not always be successful hedges and their prices can be highly volatile. Using futures contracts and options could lower the Series' total return and the potential loss from the use of futures can exceed the Series' initial investment in such contracts. Futures contracts and options and the risks associated with such instruments are described in further detail under "Investment Methods and Risk Factors."

SERIES N (MANAGED ASSET ALLOCATION SERIES)
     The investment objective of Series N is to seek a high level of total return by investing primarily in a diversified portfolio of fixed income and equity securities.
     The Series is designed to balance the potential appreciation of common stocks with the income and principal stability of bonds over the long term. Over the long term, the Series expects to allocate its assets so that approximately 40 percent of such assets will be in the fixed income sector (as defined below) and approximately 60 percent in the equity sector (as defined below). Under normal market conditions, this mix may vary over shorter time periods within the ranges set forth below:

                                                   Range
                                                   ------
                          Fixed Income Sector     30-50%
                          Equity Sector           50-70%

     The primary consideration in varying from the 60-40 allocation will be the outlook of the Series' Sub-Adviser, T. Rowe Price Associates, Inc. ("T. Rowe Price"), for the different markets in which the Series invests. Shifts between the fixed income and equity sectors will normally be done gradually and T. Rowe Price will not attempt to precisely "time" the market. There is, of course, no guarantee that T. Rowe Price's gradual approach to allocating the Series' assets will be successful in achieving the Series' objective. The Series will maintain cash reserves to facilitate the Series' cash flow needs (redemptions, expenses and purchases of Series securities) and it may invest in cash reserves without limitation for temporary defensive purposes.
     Assets allocated to the fixed income portion of the Series will be invested primarily in U.S. and foreign investment grade bonds, high yield bonds, short-term investments and currencies, as needed to gain exposure to foreign markets. Assets allocated to the equity portion of the Series primarily will be invested in the common stocks of a diversified group of U.S. and foreign large and small companies, currencies, as needed to gain exposure to foreign markets, and futures contracts.
     The Series' fixed income sector will be allocated among investment grade, high yield, U.S. and non-dollar debt securities and currencies generally within the ranges indicated below:

                                                   Range
                                                   ------
                          Investment Grade        50-100%
                          High Yield               0-30%
                          Non-dollar               0-30%
                          Cash Reserves            0-20%

Investment grade debt securities include long, intermediate and short-term investment grade debt securities (e.g., AAA, AA, A or BBB by S&P or if not rated, of equivalent investment quality as determined by T. Rowe Price). The weighted average maturity for this portion (investment grade debt securities) of the Series portfolio is generally expected to be intermediate (3-10 years), although it may vary significantly. Non-dollar debt securities include non-dollar denominated government and corporate debt securities or currencies of at least three countries. See "Investment Methods and Risk Factors" -- "Foreign Investment Risks" and "Currency Risk" and the Statement of Additional Information for a discussion of the risks involved in foreign investing. High-yield securities include high-yielding, income-producing debt securities in the lower rating categories (commonly referred to as "junk bonds") and preferred stocks including convertible securities. High yield bonds may be purchased without regard to maturity; however, the average maturity is expected to be approximately 10 years, although it may vary if market conditions warrant. Quality will generally range from lower-medium to low and the Series may also purchase bonds in default if, in the opinion of T. Rowe Price, there is significant potential for capital appreciation. Lower-rated debt obligations are generally considered to be high risk investments. See "Investment Methods and Risk Factors" -- "Risks Associated with High-Yield Lower-Rated Debt Securities" and the Statement of Additional Information for a discussion of the risks involved in investing in high-yield, lower-rated debt securities. Securities which may be held as cash reserves include liquid short-term investments of one year or less having the highest ratings by at least one established rating organization, or if not rated, of equivalent investment quality as determined by T. Rowe Price. The Series may use currencies to gain exposure to an international market prior to investing in non-dollar securities.
     For the year ended December 31, 1996, the dollar weighted average of Series N's holdings (excluding equities) had the following credit quality characteristics.

    Investment                                          Percent of Net Assets
    ----------                                          ---------------------
U.S. Government Securities ................                     20.4%
Liabilities, Less Cash and other Assets ...                    (0.1)%
Rated Fixed Income Securities
    AAA....................................                      3.0%
    AA.....................................                      1.5%
    A......................................                      2.6%
    Baa/BBB................................                      1.8%
    Ba/BB..................................                      2.8%
    B .....................................                      5.6%
    Caa/CCC................................                      0.1%
Unrated Securities Comparable in Quality to
    A......................................                        0%
    Baa/BBB................................                        0%
    Ba/BB..................................                        0%
    B......................................                        0%
    Caa/CCC................................                        0%
                                                               ------
Total......................................                     37.7%



The foregoing table is intended solely to provide disclosure about Series N's asset composition during the year ended December 31, 1996. The asset composition after this may or may not be approximately the same as shown above.
     The Series' equity sector will be allocated among large and small capital ("Large Cap" and "Small Cap" respectively) U.S. and non-dollar equity securities, currencies and futures, generally within the ranges indicated below:

                                                   Range
                                                   ------
                          Large Cap               45-100%
                          Small Cap                0-30%
                          Non-dollar               0-35%

     Large Cap securities generally include stocks of well-established companies with capitalization over $1 billion which can produce increasing dividend income.
     Non-dollar securities include foreign currencies and common stocks of established non-U.S. companies. Investments may be made solely for capital appreciation or solely for income or any combination of both for the purpose of achieving a higher overall return. T. Rowe Price intends to diversify the non-dollar portion of the Series' portfolio broadly among countries and to normally have at least three different countries represented. The countries of the Far East and Western Europe as well as South Africa, Australia, Canada, and other areas (including developing countries) may be included. Under unusual circumstances, however, investment may be substantially in one or two countries.
     Futures may be used to gain exposure to equity markets where there is insufficient cash to purchase a diversified portfolio of stocks. Currencies may also be held to gain exposure to an international market prior to investing in a non-dollar stock.

     Small Cap securities include common stocks of small companies or companies which offer the possibility of accelerated earnings growth because of rejuvenated management, new products or structural changes in the economy. Current income is not a factor in the selection of these stocks. Higher risks are often associated with small companies. These companies may have limited product lines, markets and financial resources, or they may be dependent on a small or inexperienced management group. In addition, their securities may trade less frequently and in limited volume and move more abruptly than securities of larger companies. However, securities of smaller companies may offer greater potential for capital appreciation since they are often overlooked or undervalued by investors.
     Until the Series reaches approximately $30 million in assets, the composition of the Series' portfolio may vary significantly from the percent limitations and ranges above. This might occur because, at lower asset levels, the Series may be unable to prudently achieve diversification among the described asset classes. During this initial period, the Series may use futures contracts and purchase foreign currencies to a greater extent than it will once the start-up period is over.
     The Series may invest up to 35 percent of its total assets in U.S. dollar-denominated and non-U.S. dollar-denominated securities issued by foreign issuers. Some of the countries in which the Series may invest may be considered to be developing and may involve special risks. For a discussion of the risks involved in investment in foreign securities, including investment in emerging markets, see "Investment Methods and Risk Factors" -- "Foreign Investment Risks" and "Emerging Markets Risks."
     The Series' foreign investments are also subject to currency risk described under "Investment Methods and Risk Factors" -- "Currency Risk." To manage this risk and facilitate the purchase and sale of foreign securities, the Series may engage in foreign currency transactions involving the purchase and sale of forward foreign currency exchange contracts. Although forward currency transactions will be used primarily to protect the Series from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted and the Series' total return could be adversely affected as a result. For a discussion of forward currency transactions and the risks associated with such transactions, see "Investment Methods and Risk Factors" -- "Forward Currency Transactions." Purchases by the Series of currencies in substitution of purchases of stocks and bonds will subject the Series to risks different from a fund invested solely in stocks and bonds.
     The Series' investments include, but are not limited to, equity and fixed income securities of any type and the Series may utilize the investment methods and investment vehicles described below.
     The Series may enter into futures contracts (a type of derivative) (or options thereon) to hedge all or a portion of its portfolio, as a hedge against changes in prevailing levels of interest rates or currency exchange rates, or as an efficient means of adjusting its exposure to the bond, stock, and currency markets. The Series will not use futures contracts for leveraging purposes. The Series will limit its use of futures contracts so that initial margin deposits or premiums on such contracts used for non-hedging purposes will not equal more than 5 percent of the Series' net asset value. The Series may also write call and put options on a covered basis and purchase put and call options on securities, financial indices, and currencies. The aggregate market value of the Series' portfolio securities or currencies covering call or put options will not exceed 25 percent of the Series' net assets. The Series may enter into foreign futures and options transactions. See the discussion of options and futures contracts under "Investment Methods and Risk Factors." As part of its investment program and to maintain greater flexibility, the Series may invest in instruments which have the characteristics of futures, options and securities, known as "hybrid instruments." For a discussion of such instruments and the risks involved in investing therein, see "Investment Methods and Risk Factors" -- "Hybrid Instruments."
     The Series may acquire illiquid securities in an amount not exceeding 15 percent of net assets. Because an active trading market does not exist for such securities the sale of such securities may be subject to delay and additional costs. The Series will not invest more than 5 percent of its total assets in restricted securities (other than securities eligible for resale under Rule 144A of the Securities Act of 1933). Series N may invest in securities on a "when issued" or "delayed delivery basis" in excess of customary settlement periods for the type of security involved. For a discussion of restricted and when issued securities, see "Investment Methods and Risk Factors."
     The Series may invest in asset-backed securities, which securities involve certain risks. For a discussion of asset-backed securities and the risks involved in investment in such securities, see the discussion under "Investment Methods and Risk Factors." The Series may invest in mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or institutions such as banks, insurance companies and savings and loans. Some of these securities, such as GNMA certificates, are backed by the full faith and credit of the U.S. Treasury while others, such as Freddie Mac certificates, are not. The Series may also invest in collateralized mortgage obligations
(CMOs) and stripped mortgage securities (a type of derivative). Stripped mortgage securities are created by separating the interest and principal payments generated by a pool of mortgage-backed bonds to create two classes of securities, "interest only" (IO) and "principal only" (PO) bonds. There are risks involved in mortgage-backed securities, CMOs and stripped mortgage securities. See "Investment Methods and Risk Factors" for an additional discussion of such securities and the risks involved therein.

     The Series may invest in zero coupon securities which are debt securities that pay no cash income but are sold at substantial discounts from their face value. Certain zero coupon securities also provide for the commencement of regular interest payments at a deferred date. See "Investment Methods and Risk Factors" for a discussion of zero coupon securities.
     While the Series will remain invested in primarily common stocks and bonds, it may, for temporary defensive purposes, invest in cash reserves without limitation. The Series may establish and maintain reserves as T. Rowe Price believes is advisable to facilitate the Series' cash flow needs. Cash reserves include money market instruments, including repurchase agreements, in the two highest categories. Short-term securities may be held in the equity sector as collateral for futures contracts. These securities are segregated and may not be available for the Series' cash flow needs.
     The Series may invest in debt or preferred equity securities convertible into or exchangeable for equity securities and warrants. As a fundamental policy, for the purpose of realizing additional income, the Series may lend securities with a value of up to 33 1/3 percent of its total assets to broker-dealers, institutional investors, or other persons. Any such loan will be continuously secured by collateral at least equal to the value of the securities loaned. For a discussion of the limitations on lending and risks of lending, see "Investment Methods and Risk Factors" -- "Lending of Portfolio Securities." The Series may also invest in real estate investment trusts (REITs). See "Investment Methods and Risk Factors" for a discussion of the risks of investing in such securities.

SERIES O (EQUITY INCOME SERIES)
     The investment objective of Series O is to seek to provide substantial dividend income and also capital appreciation by investing primarily in dividend-paying common stocks of established companies. In pursuing its objective, the Series emphasizes companies with favorable prospects for increasing dividend income, and secondarily, capital appreciation. Over time, the income component (dividends and interest earned) of the Series' investments is expected to be a significant contributor to the Series' total return. The Series' income yield is expected to be significantly above that of the Standard & Poor's 500 Stock Index ("S&P 500"). Total return will consist primarily of dividend income and secondarily of capital appreciation (or depreciation).
     The investment program of the Series is based on several premises. First, the Series' Sub-Adviser, T. Rowe Price, believes that, over time, dividend income can account for a significant component of the total return from equity investments. Second, dividends are normally a more stable and predictable source of return than capital appreciation. While the price of a company's stock generally increases or decreases in response to short-term earnings and market fluctuations, its dividends are generally less volatile. Finally, T. Rowe Price believes that stocks which distribute a high level of current income tend to have less price volatility than those which pay below average dividends.
     To achieve its objective, the Series, under normal circumstances, will invest at least 65 percent of its assets in income-producing common stocks, whose prospects for dividend growth and capital appreciation are considered favorable by T. Rowe Price. To enhance capital appreciation potential, the Series also uses a value-oriented approach, which means it invests in stocks it believes are currently undervalued in the market place. The Series' investments will generally be made in companies which share some of the following characteristics: established operating histories; above-average current dividend yields relative to the S&P 500; low price-earnings ratios relative to the S&P 500; sound balance sheets and other financial characteristics; and low stock price relative to the company's underlying value as measured by assets, earnings, cash flow or business franchises.
     The Series may also invest its assets in fixed income securities (corporate, government, and municipal bonds of various maturities). The Series would invest in municipal bonds when the expected total return from such bonds appears to exceed the total returns obtainable from corporate or government bonds of similar credit quality.
     Series O may invest in debt securities of any type without regard to quality or rating. Such securities would be purchased in companies which meet the investment criteria for the Series. Such securities may include securities rated below investment grade (e.g., securities rated Ba or lower by Moody's or BB or lower by S&P). The Series will not purchase such a security (commonly referred to as a "junk bond") if immediately after such purchase the Series would have more than 10 percent of its total assets invested in such securities. See "Investment Methods and Risk Factors" -- "Risks Associated with Investment in High-Yield Lower-Rated Debt Securities" for a discussion of the risks associated with investing in such securities.
     Although the Series will invest primarily in U.S. common stocks, it may also purchase other types of securities, for example, foreign securities, convertible securities, real estate investment trusts (REITs) and warrants, when considered consistent with the Series' investment objective and program. See "Investment Methods and Risk Factors" -- "Real Estate Securities" for a discussion of the risks of investing in such securities.
     The Series' investments in foreign securities include non-dollar denominated securities traded outside of the U.S. and dollar denominated securities traded in the U.S. (such as ADRs). The Series may invest up to 25 percent of its total assets in foreign securities. See the discussion of the risks associated with investing in foreign securities under "Investment Methods and Risk Factors," "American Depositary Receipts (ADRs)," "Currency Risk" and "Foreign Investment Risks."

     The Series may also engage in a variety of investment management practices, such as buying and selling futures and options. The Series may buy and sell futures contracts (and options on such contracts) to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting its overall exposure to certain markets. The Series may purchase, sell, or write call and put options on securities, financial indices, and foreign currencies. The Series may write call and put options only on a "covered" basis. It is the Series' operating policy that initial margin deposits and premiums on options used for non-hedging purposes will not equal more than 5 percent of the Series' net asset value and, with respect to options on securities, the total market value of securities against which the Series has written call or put options may not exceed 25 percent of its total assets. The Series will not commit more than 5 percent of its total assets to premiums when purchasing call or put options. The Series may also invest up to 10 percent of its total assets in hybrid instruments which are described under "Investment Methods and Risk Factors" -- "Hybrid Instruments." Also see the discussion of "Forward Currency Transactions," "Futures Contracts and Related Options" and "Options" under "Investment Methods and Risk Factors."
     The Series may also invest in restricted securities described under "Investment Methods and Risk Factors." The Series' investment in such securities, other than Rule 144A securities, is limited to 5 percent of its net assets. Series O may invest in securities on a "when issued" or "delayed delivery basis" as discussed in "Investment Methods and Risk Factors." The Series may borrow money as described under "Investment Methods and Risk Factors" -- "Borrowing." The Series may not purchase securities when borrowings exceed 5 percent of its total assets. The Series may hold a certain portion of its assets in money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. For temporary, defensive purposes, the Series may invest without limitation in such securities. The Series may lend securities to broker-dealers, other institutions, or other persons to earn additional income. The value of loaned securities may not exceed 33 1/3 percent of the Series' total assets. See "Investment Methods and Risk Factors" -- "Lending of Portfolio Securities" for a discussion of the risks associated with securities lending.

SERIES P (HIGH YIELD SERIES)
     The investment objective of Series P is to seek high current income. Capital appreciation is a secondary objective. Under normal circumstances, the Series will seek its investment objective by investing primarily in a broad range of income producing securities, including (i) higher yielding, higher risk, debt securities (commonly referred to as "junk bonds"); (ii) preferred stock; (iii) securities issued by foreign governments, their agencies and instrumentalities, and foreign corporations, provided that such securities are denominated in U.S. dollars; (iv) mortgage-backed securities ("MBSs"); (v) asset-backed securities; (vi) securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, including Treasury bills, certificates of indebtedness, notes and bonds; (vii) securities issued or guaranteed by, the Dominion of Canada or provinces thereof; and (viii) zero coupon securities. The Series also may invest up to 35 percent of its assets in common stock (which may include ADRs), warrants and rights. Under normal circumstances, at least 65 percent of the Series' total assets will be invested in high-yielding, high risk debt securities.
     The Series may invest up to 100 percent of its assets in debt securities that, at the time of purchase, are rated below investment grade ("high yield securities" or "junk bonds"), which involve a high degree of risk and are predominantly speculative. For a description of debt ratings and a discussion of the risks associated with investing in junk bonds, see "Investment Methods and Risk Factors" -- "Risks Associated With Investments In High-Yield Lower Rated Debt Securities." Included in the debt securities which the Series may purchase are convertible bonds, or bonds with warrants attached. A "convertible bond" is a bond, debenture, or preferred share which may be exchanged by the owner for common stock or another security, usually of the same company, in accordance with the terms of the issue. A "warrant" confers upon the holder the right to purchase an amount of securities at a particular time and price. See "Investment Methods and Risk Factors" for a discussion of the risks associated with such securities.
     Series P may purchase securities which are obligations of, or guaranteed by, the Dominion of Canada or provinces thereof and debt securities issued by Canadian corporations. Canadian securities will not be purchased if subject to the foreign interest equalization tax and unless payable in U.S. dollars. The Series also may invest in debt securities issued by foreign governments (including Brady Bonds), their agencies and instrumentalities and foreign corporations (including those in emerging markets), provided such securities are denominated in U.S. dollars. The Series' investment in foreign securities, excluding Canadian securities, will not exceed 25 percent of the Series' net assets. See "Investment Methods and Risk Factors" for a discussion of the risks associated with investing in foreign securities, Brady Bonds and emerging markets.
     The Series may invest in MBSs, including mortgage pass-through securities and collateralized mortgage obligations (CMOs). The Series may invest in securities known as "inverse floating obligations," "residual interest bonds," and "interest only" (IO) and "principal only" (PO) bonds, the market values of which generally will be more volatile than the market values of most MBSs. This is due to the fact that such instruments are more sensitive to interest rate changes and to the rate of principal prepayments than are most other MBSs. The Series will hold less than 25 percent of its net assets in MBSs. For a discussion of MBSs and the risks associated with such securities, see "Investment Methods and Risk Factors."
     The Series may also invest in asset-backed securities. These include secured debt instruments backed by automobile loans, credit card loans, home equity loans, manufactured housing loans and other types of secured loans providing the source of both principal and interest payments. Asset-backed securities are subject to risks similar to those discussed with respect to MBSs. See "Investment Methods and Risk Factors."
     The Series may invest in U.S. Government securities. U.S. Government securities include bills, certificates of indebtedness, notes and bonds issued by the Treasury or by agencies or instrumentalities of the U.S. Government. For a discussion of the varying levels of guarantee associated with particular types of U.S. Government securities, see "Investment Methods and Risk Factors" -- "U.S. Government Securities."
     The Series may invest in zero coupon securities which are debt securities that pay no cash income but are sold at substantial discounts from their face value. Certain zero coupon securities also provide for the commencement of regular interest payments at a deferred date. See "Investment Methods and Risk Factors" for a discussion of zero coupon securities.
     For the period August 5, 1996 (date of inception) to December 31, 1996, the dollar weighted average of Series P's holdings (excluding equities) had the following credit quality characteristics.

    Investment                                          Percent of Net Assets
    ----------                                          ---------------------
U.S. Government Securities ................                        0%
Cash and other Assets, Less Liabilities ...                     21.6%
Rated Fixed Income Securities
    AAA....................................                        0%
    AA.....................................                        0%
    A .....................................                        0%
    Baa/BBB................................                        0%
    Ba/BB..................................                     29.4%
    B......................................                     49.0%
    Caa/CCC................................                        0%
Unrated Securities Comparable in Quality to
    A......................................                        0%
    Baa/BBB................................                        0%
    Ba/BB..................................                        0%
    B......................................                        0%
    Caa/CCC................................                        0%
                                                              -------
    Total..................................                    100.0%


The foregoing table is intended solely to provide disclosure about Series P's asset composition for the period August 5, 1996 (date of inception) to December 31, 1996. The asset composition after this may or may not be approximately the same as shown above.
     The Series may acquire certain securities that are restricted as to disposition under federal securities laws, including securities eligible for resale to qualified institutional investors pursuant to Rule 144A under the Securities Act of 1933, subject to the Series' policy that not more than 15 percent of the Series' net assets will be invested in illiquid assets. See "Investment Methods and Risk Factors" for a discussion of restricted securities.
     The Series may purchase securities on "when-issued" or "delayed delivery" basis in excess of customary settlement periods for the type of security involved. The Series may also purchase or sell securities on a "forward commitment" basis and may enter into "repurchase agreements," "reverse repurchase agreements" and "roll transactions." The Series may lend securities to broker/dealers, other institutions or other persons to earn additional income. The value of loaned securities may not exceed 33 1/3 percent of the Series' total assets. In addition, the Series may purchase loans, loan participations and other types of direct indebtedness. See "Investment Methods and Risk Factors" for a discussion of the risks associated with these investment practices.
     The Series may enter into futures contracts (a type of derivative) (or options thereon) to hedge all or a portion of its portfolio, as a hedge against changes in prevailing levels of interest rates or as an efficient means of adjusting its exposure to the bond market. The Series will not use futures contracts for leveraging purposes. The Series will limit its use of futures contracts so that initial margin deposits or premiums on such contracts used for non-hedging purposes will not equal more than 5 percent of the Series' net asset value. The Series may purchase call and put options and write such options on a "covered" basis. The Series may also enter into interest rate and index swaps and purchase or sell related caps, floors and collars. The aggregate market value of the Series' portfolio securities covering call or put options will not exceed 25 percent of the Series' net assets. See the discussion of "Options," "Futures Contracts and Related Options," "Futures and Options Risk," and "Swaps, Caps, Floors and Collars" under "Investment Methods and Risk Factors."
     From time to time, the Series may invest part or all of its assets in U.S. Government securities, commercial notes or money market instruments. It is anticipated that the weighted average maturity of the Series' portfolio will range from 5 to 15 years under normal circumstances.

SERIES S (SOCIAL AWARENESS SERIES)
     The investment objective of Series S is to seek capital appreciation. In seeking its objective, Series S will invest in various types of securities which meet certain social criteria established for the Series. Series S will invest in a diversified portfolio of common stocks, convertible securities, preferred stocks and debt securities. From time to time, the Series may purchase government bonds or commercial notes on a temporary basis for defensive purposes.
     Securities selected for their appreciation possibilities will be primarily common stocks or other securities having the investment characteristics of common stocks, such as securities convertible into common stocks. Securities will be selected on the basis of their appreciation and growth potential. Securities considered to have capital appreciation and growth potential will often include securities of smaller and less mature companies. Such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but may also involve greater risk. They may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the counter market or on smaller securities exchanges. As a result, the securities of smaller companies may have limited marketability and may be subject to more abrupt or erratic changes in value than securities of larger, more established companies. The Series may also invest in larger companies where opportunities for above-average capital appreciation appear favorable and the Series' social criteria are satisfied.
     Series S may enter into futures contracts (a type of derivative) (or options thereon) to hedge all or a portion of its portfolio or as an efficient means of adjusting its exposure to the stock market. The Series will limit its use of futures contracts so that initial margin deposits or premiums on such contracts used for non-hedging purposes will not equal more than 5 percent of the Series' net assets. The Series may also write call and put options on a covered basis and purchase put and call options on securities and financial indices. The aggregate market value of the Series' portfolio securities covering call or put options will not exceed 25 percent of the Series' net assets. See the discussion of options and futures contracts under "Investment Methods and Risk Factors."
     Series S will seek investments that comply with the Series' social criteria and that offer investment potential. Because of the limitations on investment imposed by the social criteria, the availability of investment opportunities for the Series may be limited as compared to those of similar funds which do not impose such restrictions on investment.
     Series S will not invest in securities of companies that engage in the production of nuclear energy, alcoholic beverages or tobacco products.
     In addition, the Series will not invest in securities of companies that significantly engage in: (1) the manufacture of weapon systems; (2) practices that, on balance, have a detrimental effect on the environment; or (3) the gambling industry. Series S will monitor the activities identified above to determine whether they are significant to an issuer's business. Significance may be determined on the basis of the percentage of revenue generated by, or the size of operations attributable to, such activities. The Series may invest in an issuer that engages in the activities set forth above, in a degree that is not deemed significant by the Investment Manager. In addition, the Series will seek out companies that have contributed substantially to the communities in which they operate, have a positive record on employment relations, have made substantial progress in the promotion of women and minorities or in the implementation of benefit policies that support working parents, or have taken notably positive steps in addressing environmental challenges.
     The Investment Manager will evaluate an issuer's activities to determine whether it engages in any practices prohibited by the Series' social criteria. In addition to its own research with respect to an issuer's activities, the Investment Manager will also rely on other organizations that publish information for investors concerning the social policy implications of corporate activities. The Investment Manager may rely upon information provided by advisory firms that provide social research on U.S. corporations, such as Kinder, Lydenberg, Domini & Co., Inc., Franklin Insight, Inc. and Prudential-Bache Capital Funding. Investment selection on the basis of social attributes is a relatively new practice and the sources for this type of information are not well established. The Investment Manager will continue to identify and monitor sources of such information to screen issuers which do not meet the social investment restrictions of the Series.
     If after purchase of an issuer's securities by Series S, it is determined that such securities do not comply with the Series' social criteria, the securities will be eliminated from the Series' portfolio within a reasonable time. This requirement may cause the Series to dispose of a security at a time when it may be disadvantageous to do so.

SERIES V (VALUE SERIES)
     The investment objective of Series V is to seek long-term growth of capital. Series V will seek to achieve its objective through investment in a diversified portfolio of securities. Under normal circumstances the Series will consist primarily of various types of common stock, which may include ADRs, and securities convertible into common stocks which the Investment Manager believes are undervalued relative to assets, earnings, growth potential or cash flows. See the discussion of ADRs under "Investment Methods and Risk Factors." Under normal circumstances, the Series will invest at least 65 percent of its assets in the securities of companies which the Investment Manager believes are undervalued.
     Series V may also invest in (i) preferred stocks; (ii) warrants; and (iii) investment grade debt securities (or unrated securities of comparable quality). The Series may purchase securities on a "when-issued" or "delayed delivery basis" in excess of customary settlement periods for the type of security involved. The Series may purchase securities which are restricted as to disposition under the federal securities laws, provided that such securities are eligible for resale to qualified institutional investors pursuant to Rule 144A under the Securities Act of 1933 and subject to the Series' policy that not more than 15 percent of its total assets will be invested in illiquid securities. Series V reserves the right to invest its assets temporarily in cash and money market instruments when, in the opinion of the Investment Manager, it is advisable to do so on account of current or anticipated market conditions. The Series may utilize repurchase agreements on an overnight basis or bank demand accounts, pending investment in securities or to meet potential redemptions or expenses. See the discussion of when-issued securities, Rule 144A securities and repurchase agreements under "Investment Methods and Risk Factors." The Series may borrow as set forth in the Statement of Additional information. However, as an operating policy, the Series will not purchase portfolio securities when borrowings exceed 5 percent of total Series assets.

SERIES X (SMALL CAP SERIES)
     The investment objective of Series X is to seek long-term growth of capital. The Series invests primarily in equity securities of small market capitalization companies ("small company stocks"). Market capitalization means the total market value of a company's outstanding common stock. The Series anticipates that under normal market conditions, the Series will invest at least 65 percent of its assets in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. The equity securities in which the Series may invest include common stocks, preferred stocks (both convertible and non-convertible), warrants and rights. It is anticipated that the Series will invest primarily in companies whose securities are traded on foreign or domestic stock exchanges or in the over-the-counter market ("OTC"). The Series also may invest in securities of emerging growth companies, some of which may have market capitalizations over $1 billion. Emerging growth companies are companies which have passed their start-up phase and which show positive earnings and prospects of achieving significant profit and gain in a relatively short period of time.

     Under normal conditions, the Series intends to invest primarily in small company stocks; however, the Series is also permitted to invest up to 35 percent of its assets in equity securities of domestic and foreign issuers with a market capitalization of more than $1 billion at the time of purchase, debt obligations and domestic and foreign money market instruments, including bankers acceptances, certificates of deposit and discount notes of U.S. Government securities. Debt obligations in which the Series may invest will be investment grade debt obligations, although the Series may invest up to 5 percent of its assets in non-investment grade debt obligations which consist of securities rated Ba or lower by Moody's or BB or lower by S&P. In addition, for temporary or emergency purposes, the Series can invest up to 100 percent of total assets in cash, cash equivalents, U.S. Government securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by these types of securities. The Series may also invest in reverse repurchase agreements and shares of other non-affiliated investment companies. See the discussion of such securities under "Investment Methods and Risk Factors."

     The Series may purchase an unlimited number of foreign securities, including securities of companies in emerging markets. The Series may invest in foreign securities, either directly or indirectly through the use of depositary receipts. Depositary receipts, including American Depositary Receipts ("ADRs"), European Depositary Receipts and American Depositary Shares are generally issued by banks or trust companies and evidence ownership of underlying foreign securities. The Series also may invest in securities of foreign investment funds or trusts (including passive foreign investment companies). See the discussion of foreign securities, emerging markets, currency risk and ADRs under "Investment Methods and Risk Factors."
     The Series may purchase and sell foreign currency on a spot basis and may engage in forward currency contracts, currency options and futures transactions for hedging or risk management purposes. See the discussion of currency risk under "Investment Methods and Risk Factors."
     At various times the Series may invest in derivative instruments for hedging or risk management purposes or for any other permissible purpose consistent with the Series' investment objective. Derivative transactions in which the Series may engage include the writing of covered put and call options on securities and the purchase of put and call options thereon, the purchase of put and call options on securities indexes and exchange-traded options on currencies and the writing of put and call options on securities indexes. The Series may enter into spread transactions and swap agreements. The Series also may buy and sell financial futures contracts which may include interest-rate futures, futures on currency exchanges, and stock and bond index futures contracts. The Series may enter into any futures contracts and related options without limit for "bona fide hedging" purposes (as defined in the Commodity Futures Trading Commission regulations) and for other permissible purposes, provided that aggregate initial margin and premiums on positions engaged in for purposes other than "bona fide hedging" will not exceed 5 percent of its net asset value, after taking account unrealized profits and losses on such contracts. See "Investment Methods and Risk Factors" -- "Options," "Futures Contract and Related Options," "Regulatory Matters Related to Futures and Options," and "Futures and Options Risk" below.
     The Series may engage in short selling against the box, provided that no more than 15 percent of the value of the Series' net assets is in deposits on short sales against the box at any one time. The Series also may invest in real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments. See the discussion of real estate securities under "Investment Methods and Risk Factors."

     The Series may invest in restricted securities, including Rule 144A securities, subject to the Series' policy that it will invest no more than 15 percent of its net assets in illiquid securities. See the discussion of restricted securities under

"Investment Methods and Risk Factors". The Series also may invest in securities purchased on a when-issued or delayed delivery basis and in hard asset securities as discussed under "Investment Methods and Risk Factors."

     While there is careful selection and constant supervision by the Series' Sub-Adviser, Strong Capital Management, Inc. ("Strong"), there can be no guarantee that the Series' objective will be achieved. Strong invests in companies whose earnings are believed to be in a relatively strong growth trend, and, to a lesser extent, in companies in which significant further growth is not anticipated but which are perceived to be undervalued. In identifying companies with favorable growth prospects, Strong considers factors such as prospects for above-average sales and earnings growth; high return on invested capital; overall financial strength; competitive advantages, including innovative products and services; effective research, product development and marketing; and stable, capable management.

     Investing in securities of small-sized and emerging growth companies may involve greater risks than investing in larger, more established issuers since these securities may have limited marketability and, thus, they may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Series to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized companies have limited production lines, markets or financial resources and may lack management depth. In addition, small-sized companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized companies than for larger, more established ones.
     Securities of issuers in "special situations" also may be more volatile, since the market value of these securities may decline in value if the anticipated benefits do not materialize. Companies in "special situations" include, but are not limited to, companies involved in acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer, a breakup or workout of a holding company; litigation which, if resolved favorably, would improve the value of the companies' securities; or a change in corporate control.
     Although investing in securities of emerging growth companies and issuers in "special situations" offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Series may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies.

INVESTMENT METHODS AND RISK FACTORS

     Some of the risk factors related to certain securities, instruments and techniques that may be used by one or more of the Series are described in the "Investment Objectives and Policies" section of this Prospectus and in the Fund's Statement of Additional Information. The following is a description of certain additional risk factors related to various securities, instruments and techniques. The risks so described only apply to those Series which may invest in such securities and instruments or which use such techniques. Also included is a general description of some of the investment instruments, techniques and methods which may be used by one or more of the Series. The methods described only apply to those Series which may use such methods. Although a Series may employ the techniques, instruments and methods described below, consistent with its investment objective and policies and any applicable law, no Series will be required to do so.

INVESTMENT VEHICLES

     CONVERTIBLE SECURITIES -- Each of the Series, except Series C, may invest in convertible securities. A convertible security is a fixed income security or a preferred stock that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both debt obligations and equity securities. Although to a lesser extent than with debt obligations generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock, and therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.
     As debt obligations, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all debt obligations, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because the market value of securities will fluctuate.
     Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.
     WARRANTS -- Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants (generally two or more years).
     U.S. GOVERNMENT SECURITIES -- Each Series may invest in U.S. Government securities which include obligations issued or guaranteed (as to principal and interest) by the United States Government or its agencies (such as the Small Business Administration, the Federal Housing Administration, and Government National Mortgage Association), or instrumentalities (such as Federal Home Loan Banks and Federal Land Banks), and instruments fully collateralized with such obligations such as repurchase agreements. Some U.S. Government securities, such as Treasury bills and bonds, are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. Government National Mortgage Association (GNMA) certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government. Although U.S. Government securities are guaranteed by the U.S. Government, its agencies or instrumentalities, shares of the Series are not so guaranteed in any way.
     MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities (MBSs), including mortgage pass-through securities and collateralized mortgage obligations
(CMOs), include certain securities issued or guaranteed by the United States government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (GNMA), Federal National Mortgage Association
(FNMA), or Federal Home Loan Mortgage Corporation (FHLMC); securities issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and securities issued by private issuers that represent an interest in or are collateralized by mortgage loans. A mortgage pass-through security is a pro rata interest in a pool of mortgages where the cash flow generated from the mortgage collateral is passed through to the security holder. CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities.
     Series E, N and P may invest in securities known as "inverse floating obligations," "residual interest bonds," or "interest-only" (IO) and "principal-only" (PO) bonds, the market values of which will generally be more volatile than the market values of most MBSs. An inverse floating obligation is a derivative adjustable rate security with interest rates that adjust or vary inversely to changes in market interest rates. The term residual interest bond is used generally to describe those instruments in collateral pools, such as CMOs, which receive any excess cash flow generated by the pool once all other bondholders and expenses have been paid. IOs and POs are created by separating the interest and principal payments generated by a pool of mortgage-backed bonds to create two classes of securities. Generally, one class receives interest only payments (IO) and the other class principal only payments (PO). MBSs have been referred to as "derivatives" because the performance of MBSs is dependent upon and derived from underlying securities.
     Investment in MBSs poses several risks, including prepayment, market and credit risks. Prepayment risk reflects the chance that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Borrowers are most likely to exercise their prepayment options at a time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages and the Series may invest in CMOs which are subject to greater risk of prepayment. Market risk reflects the chance that the price of the security may fluctuate over time. The price of MBSs may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of MBSs, and a Series invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. IOs and POs are acutely sensitive to interest rate changes and to the rate of principal prepayments. They are very volatile in price and may have lower liquidity than most mortgage-backed securities. Certain CMOs may also exhibit these qualities, especially those which pay variable rates of interest which adjust inversely with and more rapidly than short-term interest rates. Credit risk reflects the chance that the Series may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed by the agency or instrumentality, and some, such as GNMA certificates, are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, are supported only by the credit of the instrumentality. Although securities issued by U.S. Government-related agencies are guaranteed by the U.S. Government, its agencies or instrumentalities, shares of the Series are not so guaranteed in any way. The performance of private label MBSs, issued by private institutions, is based on the financial health of those institutions. There is no guarantee a Series' investment in MBSs will be successful, and a Series' total return could be adversely affected as a result.
     ASSET-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, for example, automobile, credit card or trade receivables. Asset-backed commercial paper, one type of asset-backed security, is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided.
     The underlying assets (e.g., loans) are subject to prepayments which shorten the securities' weighted average life and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution providing the credit support or enhancement.
     HARD ASSET SECURITIES -- Hard asset securities are equity securities of issuers which are directly or indirectly engaged to a significant extent in the exploration development or distribution of one or more of the following: precious metals; ferrous and non-ferrous metals; gas, petroleum, petrochemical and/or other commodities (collectively, "Hard Assets"). The production and marketing of Hard Assets may be affected by actions and changes in governments. In addition, Hard Asset securities may be cyclical in nature. During periods of economic or financial instability, the securities of some Hard Asset companies may be subject to broad price fluctuations, reflecting the volatility of energy and basic materials prices and the possible instability of supply of various Hard Assets. In addition, some Hard Asset companies also may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazard associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others. Securities of Hard Asset companies may also experience greater price fluctuations than the relevant Hard Asset. In periods of rising Hard Asset prices, such securities may rise at a faster rate, and, conversely, in times of falling Hard Asset prices, such securities may suffer a greater price decline.
     REAL ESTATE SECURITIES -- Certain Series may invest in equity securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments and therefore, such Series may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.
     REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with several requirement of the Internal Revenue Code, as amended ( the "Code"). Certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document. Such trusts run the risk of liquidating at an economically inopportune time.
     WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES -- Purchase or sale of securities on a "forward commitment" basis may be used to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Series will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be; however, a Series may dispose of a commitment prior to settlement if the Investment Manager or relevant Sub-Adviser deems it appropriate to do so. No income accrues on securities

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which have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery of the securities. If a Series disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Series enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities will be established and maintained with its custodian and will be marked to market daily. There is a risk that the securities may not be delivered and that the Series may incur a loss.

     RESTRICTED SECURITIES -- Restricted securities are acquired through private placement transactions, directly from the issuer or from security holders, generally at higher yields or on terms more favorable to investors than comparable publicly traded securities. However, the restrictions on resale of such securities may make it difficult for a Series to dispose of such securities at the time considered most advantageous, and/or may involve expenses that would not be incurred in the sale of securities that were freely marketable. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 ("1933 Act"). Unless registered for sale, restricted securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities are generally considered illiquid and, therefore, subject to the Series' limitation on illiquid securities.

     Trading restricted securities pursuant to Rule 144A may enable a Series to dispose of restricted securities at a time considered to be advantageous and/or at a more favorable price than would be available if such securities were not traded pursuant to Rule 144A. However, the Rule 144A market is relatively new and liquidity of a Series' investment in such market could be impaired if trading does not develop or declines. Risks associated with restricted securities include the potential obligation to pay all or part of the registration expenses in order to sell certain restricted securities. A considerable period of time may elapse between the time of the decision to sell a security and the time a Series may be permitted to sell it under an effective registration statement. If, during a period, adverse conditions were to develop, a Series might obtain a less favorable price than prevailing when it decided to sell.

     Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk which may result in substantial losses. The securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Series. In particular, Rules 144A Securities may be resold only to qualified institutional buyers in accordance with Rules 144A under the Securities Act of 1933. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. Companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Acting pursuant to guidelines established by the Board of Directors, some restricted securities and Rule 144A Securities may be considered liquid.

     The Board of Directors is responsible for developing and establishing guidelines and procedures for determining the liquidity of Rule 144A securities. As permitted by Rule 144A, the Board of Directors has delegated this responsibility to the Investment Manager or relevant Sub-Adviser. In making the determination regarding the liquidity of Rule 144A securities, the Investment Manager or relevant Sub-Adviser will consider trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Investment Manager or relevant Sub-Adviser may consider: (1) the frequency of trades and quotes; (2) the number of dealers and potential purchasers; (3) dealer undertakings to make a market; and (4) the nature of the security and of the market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could have the effect of increasing the amount of a Series' assets invested in illiquid securities to the extent that qualified institutional buyers become uninterested, for a time, in purchasing these securities.

     AMERICAN DEPOSITARY RECEIPTS (ADRS) -- ADRs are dollar-denominated receipts issued generally by U.S. banks and which represent the deposit with the bank of a foreign company's securities. ADRs are publicly traded on exchanges or over-the-counter in the United States. Investors should consider carefully the substantial risks involved in investing in securities issued by companies of foreign nations, which are in addition to the usual risks inherent in domestic investments. See "Foreign Investment Risks," page 31.

     BRADY BONDS -- Certain Series may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructuring under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. Brady Bonds recently have been issued by the governments of Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Jordan, Mexico, Nigeria, The Philippines, Uruguay and Venezuela, and are expected to be issued by Ecuador and Poland and other emerging market countries. Approximately $150 billion in principal amount of Brady Bonds has been issued to date, the largest proportion having been issued by Mexico and Venezuela. Investors should recognize that Brady Bonds have been issued only recently and, accordingly, do not

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have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the secondary market for Latin American debt. The Salomon Brothers Brady Bond Index provides a benchmark that can be used to compare returns of emerging market Brady Bonds with returns in other bond markets, e.g., the U.S. bond market.
     Series K may invest in either collateralized or uncollateralized Brady Bonds denominated in various currencies, while Series B and Series P may invest only in collateralized bonds denominated in U.S. dollars. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.
     LOAN PARTICIPATIONS AND ASSIGNMENTS -- Certain Series may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a corporate or foreign entity and one or more financial institutions ("Lenders"). Certain Series may also invest in participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in a Series having a contractual relationship only with the Lender, not with the borrower. The Series will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Series generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan ("Loan Agreement"), nor any rights of set-off against the borrower, and the Series may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Series will assume the credit risk of both the borrower and the Lender that is selling the Participation.
     In the event of the insolvency of the Lender selling a Participation, the Series may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Series will acquire Participations only if the Lender interpositioned between the Series and the borrower is determined by the Investment Manager or relevant Sub-Adviser to be creditworthy. When a Series purchases Assignments from Lenders, the Series will acquire direct rights against the borrower on the Loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Series as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.
     A Series may have difficulty disposing of Assignments and Participations. The liquidity of such securities is limited and the Series anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the Series' ability to dispose of particular Assignments or Participations when necessary to meet the Series' liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for a Series to assign a value to those securities for purposes of valuing the Series' portfolio and calculating its net asset value.
     ZERO COUPON SECURITIES -- Certain Series may invest in certain zero coupon securities that are "stripped" U.S. Treasury notes and bonds. Certain Series also may invest in zero coupon and other deep discount securities issued by foreign governments and domestic and foreign corporations, including certain Brady Bonds and other foreign debt and payment-in-kind securities. Zero coupon securities pay no interest to holders prior to maturity, and payment-in-kind securities pay interest in the form of additional securities. However, a portion of the original issue discount on zero coupon securities and the "interest" on payment-in-kind securities will be included in the investing Series' income. Accordingly, for a Series to qualify for tax treatment as a regulated investment company and to avoid certain taxes (see "Distributions and Federal Income Tax Considerations"), the Series may be required to distribute an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Series' cash assets or, if necessary, from the proceeds of sales of portfolio securities. A Series will not be able to purchase additional income-producing securities with cash used to make such distributions and its current income ultimately may be reduced as a result. Zero coupon and payment-in-kind securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.
     SOVEREIGN DEBT -- Certain Series may invest in sovereign debt securities of emerging market governments, including Brady Bonds (described above). Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn the Series' net asset value, to a greater extent than the volatility inherent in domestic fixed income securities. A sovereign

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debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debt.
     The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the Series' investments. Emerging markets are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. Although the Investment Manager or relevant Sub-Adviser intends to manage the Series in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Series to suffer a loss of interest or principal on any of its holdings.
     In recent years, some of the emerging market countries in which Series K expects to invest have encountered difficulties in servicing their sovereign debt obligations. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations--in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of emerging market sovereign debt securities may be requested to participate in similar rescheduling of such debt. Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times certain emerging market countries have declared a moratorium on the payment of principal and interest on external debt; such a moratorium is currently in effect in certain emerging market countries. There is no bankruptcy proceeding by which a creditor may collect in whole or in part sovereign debt on which an emerging market government has defaulted.
     The ability of emerging market governments to make timely payments on their sovereign debt securities is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payment could be affected.
     Investors should also be aware that certain sovereign debt instruments in which the Series may invest involve great risk. As noted above, sovereign debt obligations issued by emerging market governments generally are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such securities, with respect to which the issuer currently may not be paying interest or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. The Series may have difficulty disposing of and valuing certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. Certain sovereign debt securities may be illiquid.
     REPURCHASE AGREEMENTS, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS -- A repurchase agreement is a contract under which a Series would acquire a security for a relatively short period (usually not more than 7 days) subject to the obligation of the seller to repurchase and the Series to resell such security at a fixed time and price. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate of the purchased security. Repurchase agreements will be fully collateralized including interest earned thereon during the entire term of the agreement. If the institution defaults on the repurchase agreement, the Series will retain possession of the underlying securities. If bankruptcy proceedings are commenced with respect to the seller, realization on the collateral by the Series may be delayed or limited and the Series may incur additional costs. In such case, the Series will be subject to risks associated with changes in market value of the collateral securities. Each of

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the Series intends to limit repurchase agreements to institutions believed by the Investment Manager or relevant Sub-Adviser to present minimal credit risk.
     Certain Series may also enter into reverse repurchase agreements with the same parties with whom they may enter into repurchase agreements. Under a reverse repurchase agreement, the Series would sell securities and agree to repurchase them at a particular price at a future date. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Series may decline below the price of the securities the Series has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Series' obligation to repurchase the securities, and the Series' use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
     Certain Series also may enter into "dollar rolls," in which the Series sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Series would forego principal and interest paid on such securities. The Series would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale.
     At the time a Series enters into reverse repurchase agreements or dollar rolls, it will establish and maintain a segregated account with its custodian containing cash or liquid securities having a value not less than the repurchase price, including accrued interest. Reverse repurchase agreements and dollar rolls will be treated as borrowings and will be deducted from a Series' assets for purposes of calculating compliance with the Series' borrowing limitation. See "Borrowing," below.

MANAGEMENT PRACTICES

     CASH RESERVES -- Each Series may establish and maintain reserves as the Investment Manager or relevant Sub-Adviser believes is advisable to facilitate the Series' cash flow needs (e.g., redemptions, expenses and, purchases of portfolio securities) or for temporary, defensive purposes. Such reserves may be invested in domestic, and for certain Series, foreign money market instruments rated within the top two credit categories by a national rating organization, or if unrated, the Investment Manager or Sub-Adviser equivalent.

     SHARES OF OTHER INVESTMENT COMPANIES -- Series K, M, N, O and X may invest in shares of other investment companies. A Series' investment in shares of other investment companies may not exceed immediately after purchase 10 percent of the Series' total assets and no more than 5 percent of its total assets may be invested in the shares of any one investment company. Investment in the shares of other investment companies has the effect of requiring shareholders to pay the operating expenses of two mutual funds.

     BORROWING -- Each Series may borrow money from banks as a temporary measure for emergency purposes, to facilitate redemption requests, or for other purposes consistent with the Series' investment objective and program. Such borrowings may be collateralized with Series assets. Borrowings will not exceed 5 percent of the total assets of each Series except Series K, M, N, O, P, V and X, borrowings of which may not exceed 33 1/3 percent of total assets. To the extent that a Series purchases securities while it has outstanding borrowings, it is using leverage, i.e., using borrowed funds for investment. Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of a Series' portfolio. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. A Series also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Series O may not purchase securities when borrowings exceed 5 percent of its total assets.
     LENDING OF PORTFOLIO SECURITIES -- Certain Series may lend securities to broker-dealers, institutional investors, or other persons to earn additional income. The principal risk is the potential insolvency of the broker-dealer or other borrower. In this event, the Series could experience delays in recovering its securities and possibly capital losses. Any loan will be continuously secured by collateral at least equal to the value of the security loaned. Such lending could result in delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

     FORWARD CURRENCY TRANSACTIONS -- In seeking to protect against currency exchange rate or interest rate changes that are adverse to their present or prospective positions, certain Series may employ certain risk management practices involving the use of forward currency contracts and options contracts, futures contracts and options on futures contracts on U.S. and foreign government securities and currencies. Series K also may enter into interest rate, currency and index swaps and purchase or sell related caps, floors and collars and other derivatives. See "Swaps, Caps, Floors and Collars," page 28. There can be no assurance that such risk management practices will succeed. Only a limited market, if any, currently exists for forward currency contracts and options and futures instruments relating to currencies of most emerging markets, to securities denominated in such currencies or to securities of issuers domiciled or principally engaged in business in such emerging markets. To the extent


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that such a market does not exist, a Sub-Adviser may not be able to effectively hedge its investment in such emerging markets.
     To attempt to hedge against adverse movements in exchange rates between currencies, certain Series may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. Such Series may enter into forward currency contracts either with respect to specific transactions or with respect to the respective Series' portfolio positions. For example, when a Series anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made. Further, if the Investment Manager or relevant Sub-Adviser believes that a particular currency may decline compared to the U.S. dollar or another currency, certain Series may enter into a forward contract to sell the currency the Investment Manager or Sub-Adviser expects to decline in an amount up to the value of the portfolio securities held by the Series denominated in a foreign currency.
     The Series' use of forward currency contracts or options and futures transactions involve certain investment risks and transaction costs to which they might not otherwise be subject. These risks include: dependence on the Investment Manager or relevant Sub-Adviser's ability to predict movements in exchange rates; imperfect correlation between movements in exchange rates and movements in the currency hedged; and the fact that the skills needed to effectively hedge against the Series' currency risks are different from those needed to select the securities in which a Series invests. The Series also may conduct foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.
     OPTIONS -- A call option on a security gives the purchaser of the option, in return for a premium paid to the writer (seller), the right to buy the underlying security at the exercise price at any time during the option period. Upon exercise by the purchaser, the writer (seller) of a call option has the obligation to sell the underlying security at the exercise price. When a Series purchases a call option, it will pay a premium to the party writing the option and a commission to the broker selling the option. If the option is exercised by such Series, the amount of the premium and the commission paid may be greater than the amount of the brokerage commission that would be charged if the security were to be purchased directly. By writing a call option, a Series assumes the risk that it may be required to deliver the security having a market value higher than its market value at the time the option was written. A Series will write call options in order to obtain a return on its investments from the premiums received and will retain the premiums whether or not the options are exercised. Any decline in the market value of the Series' portfolio securities will be offset to the extent of the premiums received (net of transaction costs). If an option is exercised, the premium received on the option will effectively increase the exercise price.
     The Series may write only covered call options. This means that the Series will own the security or currency subject to the option or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash or liquid securities having a value equal to the fluctuating market value of the optioned securities or currencies. During the option period the writer of a call option has given up the opportunity for capital appreciation above the exercise price should market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. Writing call options also involves the risk relating to the Series' ability to close out options it has written.
     A call option on a stock index is similar to a call option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash. A call option may be terminated by the writer (seller) by entering into a closing purchase transaction in which it purchases an option of the same series as the option previously written.
     A put option on a security gives the purchaser of the option, in return for premium paid to the writer (seller), the right to sell the underlying security at the exercise price at any time during the option period. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security at the exercise price. The Series may write only covered put options, which means that the Series will maintain in a segregated account cash or liquid securities in an amount not less than the exercise price or the Series will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times which the put option is outstanding. By writing a put option, the Series assumes the risk that it may be required to purchase the underlying security at a price in excess of its current market value.
     A put option on a stock index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.
     A Series may sell a call option or a put option which it has previously purchased prior to purchase (in the case of a call) or the sale (in the case of a put) of the underlying security. Any such sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the call or put which is sold.

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     FUTURES CONTRACTS AND RELATED OPTIONS -- Certain Series may buy and sell futures contracts (and options on such contracts) to manage exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets. A financial futures contract calls for delivery of a particular security at a certain time in the future. The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future time. A Series may also write call options and purchase put options on financial futures contracts as a hedge to attempt to protect the Series' securities from a decrease in value. When a Series writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, the purchaser of a put option on a futures contract is entitled (but not obligated) to sell a futures contract at a fixed price during the life of the option.
     Financial futures contracts include interest rate futures contracts and stock index futures contracts. An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, interest rate securities called for in a contract at a specified future time at a specified price. A stock index assigns relative values to common stocks included in the index and the index fluctuates with changes in the market values of the common stocks included. A stock index futures contract is a bilateral contract pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. An option on a financial futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.
     REGULATORY MATTERS RELATED TO FUTURES AND OPTIONS -- In connection with its proposed futures and options transactions, the Fund filed for the Series with the CFTC a notice of eligibility for exemption from the definition of (and therefore from CFTC regulation as) a "commodity pool operator" under the Commodity Exchange Act. The Fund represents in its notice of eligibility that:
(i) it will not purchase or sell futures or options on futures contracts or stock indices if as a result the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts or stock indices would exceed 5 percent of each Series' assets; and (ii) with respect to each futures contract purchased or long position in an option contract, each Series will set aside in a segregated account cash or liquid securities in an amount equal to the market value of such contract less the initial margin deposit.
     The Staff of Securities and Exchange Commission ("SEC") has taken the position that the purchase and sale of futures contracts and the writing of related options may involve senior securities for the purposes of the restrictions contained in Section 18 of the Investment Company Act of 1940 on investment companies' issuing senior securities. However, the Staff has issued letters declaring that it will not recommend enforcement action under Section 18 if an investment company: (i) sells futures contracts to offset expected declines in the value of the investment company's securities, provided the value of such futures contracts does not exceed the total market value of those securities (plus such additional amount as may be necessary because of differences in the volatility factor of the securities vis-a-vis the futures contracts); (ii) writes call options on futures contracts, stock indexes or other securities, provided that such options are covered by the investment company's holding of a corresponding long futures position, by its ownership of securities which correlate with the underlying stock index, or otherwise; (iii) purchases futures contracts, provided the investment company establishes a segregated account consisting of cash or liquid securities in an amount equal to the total market value of such futures contracts less the initial margin deposited therefor; and (iv) writes put options on futures contracts, stock indexes or other securities, provided that such options are covered by the investment company's holding of a corresponding short futures position, by establishing a cash segregated account in an amount equal to the value of its obligation under the option, or otherwise.
     Each Series will conduct its purchases and sales of any futures contracts and writing of related options transactions in accordance with the foregoing.
     SWAPS, CAPS, FLOORS AND COLLARS -- Certain Series may enter into interest rate and index swaps, the purchase or sale of related caps, floors and collars and other derivative instruments. Series K may also enter into currency swaps. The Series expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a technique for managing the portfolio's duration (i.e., the price sensitivity to changes in interest rates) or to protect against any increase in the price of securities the Series anticipates purchasing at a later date. The Series intends to use these transactions as hedges and not as speculative investments, and will not sell interest rate caps or floors if it does not own securities or other instruments providing the income the Series may be obligated to pay at a later date.
     Interest rate swaps involve the exchange by the Series with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the reference indices.

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     The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.
     HYBRID INSTRUMENTS -- These instruments (which are derivatives) can combine the characteristics of securities, futures and options. For example, the principal amount, redemption or conservation terms of a security could be related to the market price of some commodity, currency or securities index. The risks of such investments would reflect the risks of investing in futures, options and securities, including volatility and illiquidity. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero. Hybrids can have volatile prices and limited liquidity and their use by the Series may not be successful.

RISK FACTORS

     GENERAL -- Each Series' net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and, if applicable, its net currency exposure. The value of fixed income securities generally fluctuates inversely with interest rate movements. Longer term bonds held by a Series are subject to greater interest rate risk. There is no assurance that any Series will achieve its investment objective.
     FUTURES AND OPTIONS RISK -- Futures contracts and options can be highly volatile and could result in reduction of a Series' total return, and a Series' attempt to use such investments for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. Losses from options and futures could be significant if a Series is unable to close out its position due to distortions in the market or lack of liquidity. A Series' risk of loss from the use of futures extends beyond its initial investment and could potentially be unlimited.
     The use of futures, options and forward contracts involves investment risks and transaction costs to which a Series would not be subject absent the use of these strategies. If the Investment Manager or relevant Sub-Adviser seeks to protect a Series against potential adverse movements in the securities, foreign currency or interest rate markets using these instruments, and such markets do not move in a direction adverse to such Series, such Series could be left in a less favorable position than if such strategies had not been used. Risks inherent in the use of futures, options and forward contracts include: (a) the risk that interest rates, securities prices and currency markets will not move in the directions anticipated; (b) imperfect correlation between the price of futures, options and forward contracts and movements in the prices of the securities or currencies being hedged; (c) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (d) the possible absence of a liquid secondary market for any particular instrument at any time; and (e) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences. A Series' ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to such Series.
     The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of securities which are the subject of a hedge. Such correlation, particularly with respect to options on stock indices and stock index futures, is imperfect, and such risk increases as the composition of the Series diverges from the composition of the relevant index. The successful use of these strategies also depends on the ability of the Investment Manager or relevant Sub-Adviser to correctly forecast interest rate movements and general stock market price movements.
     FOREIGN INVESTMENT RISKS -- Investment in foreign securities involves risks and considerations not present in domestic investments. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The securities of non-U.S. issuers generally are not registered with the SEC, nor are the issuers thereof usually subject to the SEC's reporting requirements. Accordingly, there may be less publicly available information about foreign securities and issuers than is available with respect to U.S. securities and issuers.
     Foreign securities markets, while growing in volume, have for the most part substantially less volume than United States securities markets and securities for foreign companies are generally less liquid and at times their prices may be more volatile than prices of comparable United States companies. Foreign stock exchanges, brokers and listed companies generally are subject to less government supervision and regulation than in the United States. The customary settlement time for foreign securities may be longer than the customary settlement time for United States securities.
     A Series' income and gains from foreign issuers may be subject to non-U.S. withholding or other taxes, thereby reducing its income and gains. In addition, with respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Series, political or social instability, or diplomatic developments which could affect the investments of the Series in those countries.

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Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.
     CURRENCY RISK -- Series that invest in securities denominated in currencies other than the U.S. dollar, will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of a Series' shares, and also may affect the value of dividends and interest earned by the Series and gains and losses realized by the Series. In addition, the Series may incur costs in connection with the conversion or transfer of foreign currencies. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.
     EMERGING MARKETS RISKS -- Because of the special risks associated with investing in emerging markets, an investment in a Series investing in such markets should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world. Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging market, the Series could lose its entire investment in that market. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries with which they trade.
     The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Emerging markets may include former communist countries. There is a possibility that these countries may revert back to communism. In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Series to make intended securities purchases due to settlement problems could cause the Series to forego attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Series due to subsequent declines in value of the portfolio security or, if the Series has entered into a contract to sell the security, could result in possible liability to the purchaser.
     The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Series' portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Fund believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of Section 22(e) of the 1940 Act. During the period commencing from the Fund's identification of such conditions until the date of SEC action, the portfolio securities of the Series in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.
     RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD LOWER-RATED DEBT
SECURITIES -- Investment in debt securities rated below investment grade involves a high degree of risk. Debt securities rated BB, B, CCC, CC and C by S&P and Ba, B Caa, Ca and C by Moody's, are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation and C the highest degree of speculation. For Moody's, Ba indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Similarly, debt rated Ba or BB and below is regarded by the relevant rating agency as speculative. Debt rated C by Moody's or S&P is the lowest quality debt that is not in default as to principal or interest and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Such securities are also generally considered to be subject to greater risk than higher quality securities with regard to a deterioration of general economic conditions. These securities are the equivalent of high yield, high risk bonds. As noted above, certain Series may invest in debt securities rated below C, which are in default as to principal and/or interest. Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit quality in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

DESCRIPTION OF CORPORATE BOND RATINGS


   MOODY'S
  INVESTORS    STANDARD & POOR'S
SERVICE, INC.     CORPORATION          DEFINITION

     Aaa              AAA           Highest quality
     Aa               AA              High quality
      A                A           Upper medium grade
     Baa              BBB             Medium grade
     Ba               BB          Lower medium grade/
                                  speculative elements
      B                B              Speculative
     Caa              CCC          More speculative/
     Ca               CC             possibly in or
      C                C          high risk of default
     ---               D               In default
  Not rated        Not rated           Not rated

     For a more complete description of the corporate bond ratings, see the Appendix to the Fund's Statement of Additional Information.
     The market value of lower quality debt securities tends to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Similarly, certain emerging market governments that issue lower quality debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower quality securities, especially in a thinly traded market.
     Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Series. If an issuer exercises these provisions in a declining interest rate market, the Series may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Series may have difficulty disposing of lower quality securities because there may be a thin trading market for such securities. There may be no established retail secondary market for many of these securities, and the Series anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Series to obtain accurate market quotations for purposes of valuing the securities in the portfolio of the Series.
     Factors having an adverse effect on the market value of lower rated securities or their equivalents purchased by the Series will adversely impact net asset value of the Series. See "Investment Methods and Risk Factors" in the Statement of Additional Information. In addition to the foregoing, such factors may include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. A Series also may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Series may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished.

Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements.

MANAGEMENT OF THE FUND

     The management of the Fund's business and affairs is the responsibility of the Fund's Board of Directors. Security Management Company, LLC (the "Investment Manager"), 700 SW Harrison, Topeka, Kansas 66636-0001, is responsible for selection and management of the Fund's portfolio investments. The Investment Manager is a limited liability company, which is ultimately controlled by Security Benefit Life Insurance Company, a mutual life insurance company. The Investment Manager also acts as investment adviser to Security Growth and Income Fund, Security Ultra Fund, Security Income Fund, Security Cash Fund, Security Equity Fund, and Security Tax-Exempt Fund. The Investment Manager currently manages $3.5 billion in assets.

     The Investment Manager has engaged Lexington Management Corporation ("Lexington"), Park 80 West, Plaza Two, Saddle Brook, New Jersey 07663, to provide investment advisory services to Series D and Series K of the Fund. Pursuant to the agreements, Lexington furnishes investment advisory, statistical and research facilities, supervises and arranges for the purchase and sale of securities on behalf of Series D and K and provides for the compilation and maintenance of records pertaining to such investment advisory services, subject to the control and supervision of the Board of Directors of the Fund and the Investment Manager. Lexington is a wholly-owned subsidiary of Lexington Global Asset Managers, Inc., a Delaware corporation with offices at Park 80 West, Plaza Two, Saddle Brook, New Jersey 07663. Descendants of Lunsford Richardson, Sr., their spouses, trusts and other related entities have a majority voting control of the outstanding shares of Lexington Global Asset Managers, Inc. Lexington which was established in 1938 currently serves as an investment adviser, Sub-adviser and/or sponsor to 21 investment companies with varying objectives and manages over $3.8 billion in assets.
     Lexington has entered into a sub-advisory contract with MFR Advisors, Inc. ("MFR"), One Liberty Plaza, New York, New York 10006, under which MFR will provide Series K with investment and economic research services. MFR has been an investment adviser since 1992 and currently acts as investment adviser to Global High Yield Fund, Global Asset Allocation Fund and Emerging Markets Total Return Fund, a sub-adviser to the Lexington Ramirez Global Income Fund and also serves as an institutional manager for private clients. MFR is a subsidiary of Maria Fiorini Ramirez, Inc. ("Ramirez"), which was established in August of 1992 to provide global economic consulting services. Ramirez owns 80 percent and Security Benefit Group, Inc. ("SBG") owns 20 percent of the outstanding common stock of MFR. Maria Fiorini Ramirez owns 100 percent of the outstanding capital stock of Ramirez, and Security Benefit Life Insurance Company owns 100 percent of the outstanding common stock of SBG.
     The Investment Manager has entered into a sub-advisory agreement with Meridian Investment Management Corporation ("Meridian"), 12835 East Arapahoe Road, Tower II, 7th Floor, Englewood, Colorado 80112. Pursuant to the agreement, Meridian furnishes investment advisory, statistical and research facilities, supervises and arranges for the purchase and sale of equity securities on behalf of Series M and provides for the compilation and maintenance of records pertaining to such investment advisory services, subject to the control and supervision of the Board of Directors of the Fund and the Investment Manager. Meridian is a wholly-owned subsidiary of Meridian Management & Research Corporation which is controlled by its two stockholders, Michael J. Hart and Craig T. Callahan.
     The Investment Manager has engaged T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202, organized in 1937 under the laws of the state of Maryland by the late Thomas Rowe Price, Jr., to provide investment advisory services to Series N and Series O. Pursuant to the agreements, T. Rowe Price furnishes investment advisory services, supervises and arranges for the purchase and sale of securities on behalf of Series N and O and provides for the compilation and maintenance of records pertaining to such investment advisory services, subject to the control and supervision of the Board of Directors of the Fund and the Investment Manager.
T. Rowe Price is a publicly held company, which with its affiliates manages over $95 billion in assets for over 4.5 million individual and institutional investor accounts.

     The Investment Manager has engaged Strong Capital Management, Inc. ("Strong"), 900 Heritage Reserve, Menomonee Falls, Wisconsin 53051, to provide certain investment advisory services to Series X. Strong is a privately held corporation which is controlled by Richard S. Strong. Strong was established in 1974 and currently manages over $27 billion in assets.

     Subject to the supervision and direction of the Fund's Board of Directors, the Investment Manager manages the Fund's portfolios in accordance with each Series' stated investment objective and policies and makes all investment decisions, except that as to Series D and K of the Fund, the Investment Manager supervises such management of those Series by Lexington, as to Series M, supervises management of the Series by Meridian, as to Series N and O, supervises management of those Series by T. Rowe Price, and as to Series X, supervises management of the Series by Strong. As compensation for its management services, the Investment Manager receives on an annual basis, an amount equal to .75 percent of the average net assets of Series A, B, E, S, J, K, P, and V; .50 percent of the average net assets of Series C;

and 1.00 percent of the average net assets of Series D, M, N, O, and X computed on a daily basis and payable monthly.
     The Investment Manager pays Lexington an annual fee equal to .50 percent of the average net assets of Series D and .35 percent of the average net assets of Series K, respectively, for management services provided to Series D and K. For the services provided to Lexington by MFR, MFR, receives from Lexington, on an annual basis, a fee equal to .15 percent of the average net assets of Series K, calculated daily and payable monthly.

     The Investment Manager pays T. Rowe Price an annual fee equal to .50 percent of the first $50,000,000 of average net assets of Series N and .40 percent of the average net assets of Series N in excess of $50,000,000 for management services provided to that Series. Such fee is calculated daily and payable monthly. The Investment Manager pays T. Rowe Price an annual fee equal to .50 percent of the first $20,000,000 of average net assets of Series O and
 .40 percent of such assets in excess of $20,000,000 for management services provided to Series O. For any month in which the average daily net assets of Series O exceeds $50,000,000, T. Rowe Price will waive .10 percent of its investment management fee on the first $20,000,000 of average net assets of the Series. Such fee is calculated daily and payable monthly.

     The Investment Manager pays Meridian an annual fee equal to a percentage of the average daily closing value of the net assets of Series M, computed on a daily basis, according to the following schedule:

Average Daily Net Assets of the Series        Annual Fee
--------------------------------------        ----------
Less than $100 Million......................  .40%, plus
$100 Million, but less than $200 Million....  .35%, plus
$200 Million, but less than $400 Million....  .30%, plus
$400 Million or more........................  .25%

     The Investment Manager pays Strong with respect to Series X, an annual fee based on the combined average net assets of Series X and another fund to which Strong provides advisory services. The fee is equal to .50 percent of the combined average net assets under $150 million, .45 percent of the combined average net assets at or above $150 million but less than $500 million, and .40 percent of the combined average net assets at or above $500 million.

     The Investment Manager also acts as administrative agent for each Series of the Fund, and as such performs administrative functions, bookkeeping, accounting and pricing functions for the Fund. For providing these services, the Investment Manager receives on an annual basis a fee of .045 percent of the average daily net assets of the Fund except for Series X the Investment Manager receives on an annual basis a fee of .09 percent of the average daily net assets of the Series. For these services, the Investment Manager also receives, with respect to Series D, K, M and N, an annual fee equal to the greater of .10 percent of each Series' average net assets or $60,000.


     The expense ratio of each Series for the fiscal year ended December 31, 1996, was as follows: Series A - .83 percent; Series B - .84 percent; Series C
- .58 percent; Series D - 1.30 percent; Series E - .83 percent; Series S - .84 percent; Series J - .84 percent; Series K - .84 percent; Series M - 1.34 percent; Series N - 1.45 percent; and Series O - 1.15 percent. The annualized expense ratio of Series P for the period August 5, 1996 (date of inception) to December 31, 1996, was .28 percent. The annualized expense ratio for Series V for the period May 1, 1997 (date of inception) to August 31, 1997 was .55%.
The expense ratio for Series X is not yet available as it did not begin operations until October of 1997. During the fiscal year ended December 31, 1996, the Investment Manager waived the management fee of Series K and P, and during the fiscal year ending December 31, 1997, the Investment Manager will waive the management fee of Series K, P, V and X. In the absence of such waivers, the expense ratios for Series K , P and V would have been higher.


PORTFOLIO MANAGEMENT
     SERIES A (GROWTH SERIES) is managed by the Large Capitalization Team of the Investment Manager consisting of John Cleland, Chief Investment Strategist, Terry Milberger, Jim Schier and Chuck Lauber. The Large Capitalization Team is responsible for determining general investment strategy and monitoring portfolio guidelines. Terry Milberger, Senior Portfolio Manager, has day-to-day responsibility for managing Series A and has managed the Series since 1989. The common stock portion of the SERIES B (GROWTH-INCOME SERIES) portfolio is managed by the Investment Manager's Large Capitalization Team described above. Mr. Milberger has day-to-day responsibility for managing the common stock portion of the Series B portfolio and has managed this portion of the Series' portfolio since 1995. The fixed income portion of the Series B portfolio is managed by the Fixed Income Team of the Investment Manager consisting of John Cleland, Jane Tedder, Tom Swank, Steve Bowser, Barb Davison, David Eshnaur, Elaine Miller and Paulette Schwerdt. The Fixed Income Team is responsible for determining general investment strategy and monitoring portfolio guidelines. Tom Swank, Portfolio Manager, has day-to-day responsibility for managing the fixed income portion of Series B's portfolio and has managed this portion of the portfolio since 1994. SERIES D (WORLDWIDE EQUITY SERIES) is managed by an investment management team of Lexington. Richard T. Saler and Alan Wapnick have the day-to-day responsibility for managing the investments of Series D and have managed the Series since 1994. SERIES E (HIGH GRADE INCOME SERIES) is managed by the Fixed Income Team described above. Tom Swank and Steve Bowser have day-to-day responsibility for managing Series E and have managed the Series since June 1997. SERIES J (EMERGING GROWTH SERIES) and SERIES S (SOCIAL AWARENESS SERIES) are managed by the Investment Manager's Small Capitalization Team and Social

Responsibility Team, respectively, each of which consists of John Cleland, Chief Investment Strategist, Cindy Shields, Larry Valencia and Frank Whitsell. The Small Capitalization Team and the Social Responsibility Team are responsible for determining general investment strategy and monitoring portfolio guidelines. Cindy Shields, Portfolio Manager, has day-to-day responsibility for managing Series J and Series S and has managed the Series since 1994. SERIES K (GLOBAL AGGRESSIVE BOND SERIES) is managed by an investment management team of Lexington and MFR. Denis P. Jamison and Maria Fiorini Ramirez have day-to-day responsibility for managing Series K and have managed the Series since its inception in 1995. SERIES M (SPECIALIZED ASSET ALLOCATION SERIES) is managed by an investment management team of portfolio managers of the Investment Manager and Sub-Adviser. Jane Tedder, Senior Economist of the Investment Manager, has day-to-day responsibility for managing the fixed-income portion of the Series' portfolio and has had responsibility for the Series since January 1996. Pat Boyle, Portfolio Manager of Meridian, has day-to-day responsibility for managing the equity portion of the Series' portfolio. He has had day-to-day responsibility for managing the equity portion of the Series since August 1997. SERIES N (MANAGED ASSET ALLOCATION SERIES) is managed by an Investment Advisory Committee of T. Rowe Price consisting of Edmund M. Notzon, Chairman, Heather R. Landon, James M. McDonald, Jerome Clark, Peter Van Dyke, M. David Testa and Richard T. Whitney. Mr. Notzon has had day-to-day responsibility for managing the Series since its inception in 1995. SERIES O (EQUITY INCOME SERIES) is managed by an Investment Advisory Committee of T. Rowe Price consisting of Brian C. Rogers, Chairman, Thomas H. Broadus, Jr., Richard P. Howard and William J. Stromberg. Mr. Rogers has had day-to-day responsibility for managing the Series since its inception in 1995. SERIES P (HIGH YIELD SERIES) is managed by the Fixed Income Team described above. Tom Swank and David Eshnaur have day-to-day responsibility for managing Series P. Mr. Swank has managed the Series since its inception in 1996 and Mr. Eshnaur has managed the Series since July 1997. SERIES V (VALUE SERIES) is managed by the Large Capitalization Team described above. Jim Schier has day-to-day responsibility for managing Series V and has managed the Series since its inception in 1997. SERIES X (SMALL CAP SERIES) is managed by Ronald C. Ognar of Strong. He has had day-to-day responsibility for managing Series X since its inception in 1997.
     Steve Bowser is Assistant Vice President and Portfolio Manager of the Investment Manager. Prior to joining the Investment Manager in 1992, he was Assistant Vice President and Portfolio Manager with Federal Home Loan Bank of Topeka from 1989 to 1992. He was employed at the Federal Reserve Bank of Kansas City in 1988 and began his career with the Farm Credit System from 1982 to 1987, serving as Senior Financial Analyst and Assistant Controller. He graduated with a Bachelor of Science degree from Kansas State University in 1982. He is a Chartered Financial Analyst.
     Pat Boyle is a Research Analyst and Portfolio Manager at Meridian. He has four years of investment experience and is a Chartered Financial Analyst. Mr. Boyle graduated from the University of Denver with a B.S.B.A. degree in Finance.
     John D. Cleland has been involved in the securities industry for more than 30 years. Before joining the Investment Manager in 1968, he was involved in the investment business in securities and residential and commercial real estate for approximately ten years. Mr. Cleland earned a Bachelor of Science degree from the University of Kansas and an M.B.A. from Wharton School of Finance, University of Pennsylvania.
     David Eshnaur is Assistant Vice president and Portfolio Manager of the Investment Manager. Prior to joining the Investment Manager in 1997, he worked at Waddell & Reed in the positions of assistant Vice President, Assistant Portfolio Manager, Senior Analyst, Industry Analyst and Account Administrator. Mr. Eshnaur earned a Bachelor of Arts degree in Business Administration from Coe College and an M.B.A. degree in Finance from the University of Missouri - Kansas City.
     Denis P. Jamison, C.F.A., Senior Vice President, Director Fixed Income Strategy, is responsible for fixed-income portfolio management for Lexington. He is a member of the New York Society of Security Analysts. Mr. Jamison has more than 20 years investment experience. Prior to joining Lexington in 1981, Mr. Jamison had spent nine years at Arnold Bernhard & Company, an investment counseling and financial services organization. At Bernhard, he was a Vice President supervising the security analyst staff and managing investment portfolios. He is a specialist in government, corporate and municipal bonds. Mr. Jamison is a graduate of the City College of New York with a B.A. in Economics.
     Terry A. Milberger is a Vice President and Senior Portfolio Manager of the Investment Manager. Mr. Milberger has more than 20 years of investment experience. He began his career as an investment analyst in the insurance industry and from 1974 through 1978 he served as an assistant portfolio manager for the Investment Manager. He was then employed as Vice President of Texas Commerce Bank and managed its pension fund assets until he returned to the Investment Manager in 1981. Mr. Milberger holds a bachelor's degree in business and an M.B.A. from the University of Kansas and is a Chartered Financial Analyst. His investment philosophy is based on patience and opportunity for the long-term investor.
     Edmund M. Notzon joined T. Rowe Price in 1989 and has been managing investments since 1991. Prior to joining T. Rowe Price, Mr. Notzon was Director of the Analysis and Evaluation Division at the U.S. Environmental Protection Agency.
     Ronald C. Ognar, Portfolio Manager of Strong, is a Chartered Financial Analyst with more than 25 years of investment experience. Mr. Ognar joined Strong in April

1993 after two years as a principal and portfolio manager with RCM Capital Management. Prior to his position at RCM Capital Management, he was a portfolio manager at Kemper Financial Services in Chicago. Mr. Ognar began his investment career in 1968 at LaSalle National Bank. He is a graduate of the University of Illinois with a bachelor's degree in accounting.
     Maria Fiorini Ramirez, President and Chief Executive Officer of MFR, began her career as a credit analyst with American Express International Banking Corporation in 1968. In 1972, she moved to Banco Nazionale De Lavoro in New York. The following year, she started a ten year association with Merrill Lynch, serving as Vice President and Senior Money Market Economist. She joined Becker Paribas in 1984 as Vice President and Senior Money Market Economist before joining Drexel Burnham Lambert that same year as First Vice President and Money Market Economist. She was promoted to Managing Director of Drexel in 1986. From April 1990 to August 1992, Ms. Ramirez was the President and Chief Executive Officer of Maria Ramirez Capital Consultants, Inc., a subsidiary of John Hancock Freedom Securities Corporation. Ms. Ramirez established MFR in August, 1992. She is known in international financial, banking and economic circles for her assessment of the interaction between global economic policy and political trends and their effect on investments. Ms. Ramirez holds a B.A. in Business Administration/ Economics from Pace University.
     Brian C. Rogers joined T. Rowe Price in 1982 and has been managing investments since 1983.
     Richard T. Saler is a Senior Vice President of Lexington and is responsible for international investment analysis and portfolio management. He has eleven years of investment experience. Mr. Saler has focused on international markets since first joining Lexington in 1986. Most recently he was a strategist with Nomura Securities and rejoined Lexington in 1992. Mr. Saler is a graduate of New York University with a B.S. degree in Marketing and an M.B.A. in Finance from New York University's Graduate School of Business Administration.
     James P. Schier, Portfolio Manager of the Investment Manager, has 13 years experience in the investment field and is a Chartered Financial Analyst. While employed by the Investment Manager, he also served as a research analyst. Prior to joining the Investment Manager in 1995, he was a portfolio manager for Mitchell Capital Management from 1993 to 1995. From 1988 to 1995 he served as Vice President and Portfolio Manager for Fourth Financial. Prior to 1988, Mr. Schier served in various positions in the investment field for Stifel Financial, Josepthal & Company and Mercantile Trust Company. Mr. Schier earned a bachelor of business degree from the University of Notre Dame and an M.B.A. from Washington University.
     Cindy L. Shields, Portfolio Manager of the Investment Manager, has eight years experience in the securities field. Ms. Shields has been a portfolio manager since 1994, and prior to that time, she served as a research analyst for the Investment Manager. She is a Chartered Financial Analyst. Ms. Shields graduated from Washburn University with a Bachelor of Business Administration degree, majoring in finance and economics. She joined the Investment Manager in 1989.
     Tom Swank, Portfolio Manager of the Investment Manager, has over ten years of experience in the investment field. He is a Chartered Financial Analyst. Prior to joining the Investment Manager in 1992, he was an Investment Underwriter and Portfolio Manager for U.S. West Financial Services, Inc. from 1986 to 1992. From 1984 to 1986, he was a Commercial Credit Officer for United Bank of Denver. From 1982 to 1984, he was employed as a Bank Holding Company examiner for the Federal Reserve Bank of Kansas City - Denver Branch. Mr. Swank graduated from Miami University in Ohio with a Bachelor of Science degree in Finance in 1982 and earned a Master of Business Administration degree from the University of Colorado.
     Jane Tedder, Senior Economist of the Investment Manager, has 20 years of experience in the investment field. Ms. Tedder has been a portfolio manager for the Investment Manager since 1983. Prior to joining the Investment Manager in 1983, she served as Vice President and Trust Officer of Douglas County Bank in Kansas. Ms. Tedder earned a bachelor's degree in education from Oklahoma State University and advanced diplomas from National Graduate Trust School, Northwestern University, and Stonier Graduate School of Banking, Rutgers University. She is a Chartered Financial Analyst.
     Alan Wapnick is a Senior Vice President of Lexington and is responsible for equity analysis and portfolio management. He has 27 years investment experience. Prior to joining Lexington in 1986, Mr. Wapnick was an equity analyst with Merrill Lynch, J. & W. Seligman, Dean Witter and most recently Union Carbide Corporation. Mr. Wapnick is a graduate of Dartmouth College and received a Master's degree in Business Administration from Columbia University.

SALE AND REDEMPTION OF SHARES
     Shares of the Fund will be sold to SBL for allocation to variable annuity or variable life separate accounts. Shares are sold and redeemed at their net asset value next determined after receipt of a purchase or redemption order. No sales or redemption charge is made. The value of shares redeemed may be more or less than the stockholder's cost, depending upon the market value of the portfolio securities at the time of redemption. Payment for shares redeemed will be made as soon as practicable after receipt, but in no event later than seven days after tender, except that the Fund may suspend the right of redemption during any period when trading on the New York Stock Exchange is restricted or such Exchange is closed for other than weekends or holidays, or any emergency is deemed to exist by the Securities and Exchange Commission.

DISTRIBUTIONS AND FEDERAL
INCOME TAX CONSIDERATIONS
     Each Series intends to separately qualify and elects to be treated each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code") and, therefore, generally will not be liable for federal income taxes to the extent its net investment income and capital gains are distributed. The Fund expects to distribute, at least once a year, substantially all of each Series' net investment income and net realized capital gains. Such distributions will be reinvested on the payable date in additional shares of the respective Series at the net asset value thereof as of the record date (reduced by an amount equal to the amount of the distribution), unless the shareholder elects to receive cash. Each Series will be treated separately in determining the amounts of income and capital gains distributions to the variable life insurance accounts and the variable annuity accounts. For this purpose, each Series will reflect only the income and gains, net of losses, of that Series.
     To comply with regulations under Code section 817(h), each Series is required to diversify its investments. Generally, a Series will be required to diversify its investments so that on the last day of each quarter of the calendar year no more than 55 percent of the value of the total assets is represented by any one investment, no more than 70 percent is represented by any two investments, no more than 80 percent is represented by any three investments, and no more than 90 percent is represented by any four investments. If a Series fails to meet the diversification requirements under Code section 817(h), income with respect to life insurance policies and annuity contracts invested in the Series at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of such policies and contracts and income for prior periods with respect to the policies and contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue. If a Series fails to qualify as a regulated investment company, the results would be substantially the same as a failure to meet the diversification requirements under Code section 817(h).
     Certain requirements relating to the qualification of a Series as a regulated investment company and to the satisfaction of the Code section 817(h) diversification requirements may limit the extent to which a Series will be able to engage in certain investment practices, including transactions in options, futures contracts, forwards, swaps and other types of derivative securities transactions. In addition, if a Series were unable to dispose of portfolio securities due to settlement problems relating to foreign investments or due to the holding of illiquid securities, the Series' ability to qualify as a regulated investment company and to satisfy the Code section 817(h) diversification requirements might be affected.
     See "Distributions and Federal Income Tax Considerations" in the Statement of Additional Information for more information on taxes, including information on the taxation of distributions from a Series. The federal tax consequences to purchasers of SBL's variable annuity contracts and variable life insurance policies registered under the Securities Act of 1933 are described in the prospectus applicable to such contracts and such policies, respectively.

FOREIGN TAXES
     Investment income and gains received from sources within foreign countries may be subject to foreign income and other taxes. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 30 percent or more. The United States has entered into tax treaties with many foreign countries which entitle certain investors to a reduced tax rate (generally 10 to 15 percent) or to certain exemptions from tax. The Fund intends to operate so as to qualify for such reduced tax rates or tax exemptions whenever possible. While policyholders and contractowners will indirectly bear the cost of any foreign tax withholding, they will not be able to claim foreign tax credit or deduction for taxes paid by the Fund.

DETERMINATION OF NET ASSET VALUE
     The net asset value per share of each Series is determined as of the close of regular trading hours on the New York Stock Exchange on each day that the Exchange is open for trading (normally 3:00 p.m. Central time). The determination is made by dividing the value of the portfolio securities of each Series, plus any cash or other assets, less all liabilities, by the number of shares of each Series outstanding. Securities listed or traded on a recognized securities exchange will be valued on the basis of the last sales price. If there are no sales on a particular day, then the securities are valued at the last bid price. If a security is traded on multiple exchanges, its value will be based on prices from the principal exchange where it is traded. All other securities for which market quotations are available are valued on the basis of the last current bid price. If there is no bid price or if the bid price is deemed unsatisfactory by the Board of Directors or by the Investment Manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair market value.
     The Fund will generally value short-term securities at prices based on market quotations for securities of similar type, yield, quality and duration, except that securities with 60 days or less to maturity may be valued on the basis of the amortized cost valuation technique. The amortized cost valuation technique involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.
     A similar procedure may be used for portfolio instruments when they reach 60 days to maturity, with the value of the instrument on the 61st day being used rather than cost. While this method provides certainty in valuation, it may result in periods during which value (as determined by amortized cost) is higher or lower than the price the Fund would receive if the security were sold.
     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities used in computing the net asset value of the shares of Series investing in foreign securities generally are determined as of the close of such foreign markets or the close of the New York Stock Exchange if earlier. Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange. Trading on foreign exchanges and in foreign currencies may not take place on every day the New York Stock Exchange is open. Conversely trading in various foreign markets may take place on days when the New York Stock Exchange is not open and on other days when the Fund's net asset values are not calculated. Consequently, the calculation of the net asset value may not occur contemporaneously with the determination of the most current market prices for the securities included in such calculation, and events affecting the value of such securities and such exchange rates that occur between the times at which they are determined and the close of the New York Stock Exchange will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith by the Board of Directors.
     For purposes of determining the net asset value per share of the Fund, all assets and liabilities initially expressed in foreign currencies will be converted into United States dollars at the mean between the bid and offer prices of such currencies against United States dollars quoted by any major U.S. bank.

TRADING PRACTICES AND BROKERAGE

     The annual portfolio turnover rate of Series A, S, J, M and V may exceed 100 percent, and at times may exceed 150 percent. The annual turnover rate of Series E and K may exceed 100 percent. The annual turnover rate of Series B, D, N, O and P generally will not exceed 100 percent. Since Series C's investment policies require a maturity shorter than thirteen months, its portfolio turnover rate will generally be 0 percent, although the portfolio will turn over many times during a year as a result of security maturities. The portfolio turnover of Series X is not expected to exceed 200 percent.


     The portfolio turnover rates of the Series for the fiscal year ended December 31, 1996 were as follows: Series A - 57 percent; Series B - 58 percent; Series D - 115 percent; Series E - 232 percent; Series S - 67 percent; Series J - 123 percent; Series K - 86 percent; Series M - 40 percent; Series N
- 41 percent; and Series O - 22 percent. The annualized portfolio turnover rate for Series P for the period August 5, 1996 (date of inception) to December 31, 1996 was 151 percent. The annualized portfolio turnover rate for Series V for the period May 1, 1997 (date of inception) to August 31, 1997 was 48 percent.


     The portfolio turnover rates for Series A, B, D, E, S and J for the fiscal year ended December 31, 1995 were 83 percent, 94 percent, 169 percent, 180 percent, 122 percent and 202 percent, respectively. The annualized portfolio turnover rates for Series K, M, N and O for the period June 1, 1995 (date of inception) to December 31, 1995 were 127 percent, 181 percent, 26 percent and 3 percent, respectively. Higher portfolio turnover subjects the Series to increased brokerage costs and may in some cases, have adverse tax effects on the Series or its stockholders. The portfolio turnover rate for Series X is not yet available as it did not begin operations until October of 1997.

     The rates of portfolio turnover may be substantially higher during any period when changing market or economic conditions suggest a shift in portfolio emphasis. Thus, a portfolio turnover rate in excess of 100 percent will not necessarily indicate a variation from the stated investment policy.
     Transactions in portfolio securities are effected in the manner deemed to be in the best interest of the Series. In selecting a broker to execute a specific transaction, all relevant factors will be considered such as the broker's ability to obtain the best execution of a particular transaction. Portfolio transactions may be directed to brokers who furnish investment information or research services to the Investment Manager or who sell shares of the Series. Although the Investment Manager may consider sales of shares of the Series in the selection of a broker, this will not be a qualifying or disqualifying factor.
     Securities held by the Fund may also be held by other investment advisory clients of the Investment Manager, including other investment companies, and by Security Benefit Life Insurance Company ("SBL"). Purchases or sales of the same security occurring on the same day (which may include orders from SBL) may be aggregated and executed as a single transaction, subject to the Investment Manager's obligation to seek best execution. Aggregated purchases or sales are generally effected at an average price and on a pro rata basis (transaction costs will also be shared on a pro rata basis) in proportion to the amounts desired to be purchased or sold. See the Fund's Statement of Additional Information for a more detailed description of aggregated transactions and allocation of portfolio brokerage.

PERFORMANCE INFORMATION
     The Fund may, from time to time, include the average annual total return and total return of all Series in advertisements or reports to stockholders or prospective investors. Quotations of average annual total return for any Series will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Series over a period of 1, 5, and 10 years (up to the life of the Series), and will assume that all dividends and distributions are reinvested when paid.
     Quotations of total return for any Series will be based on a hypothetical investment in the Series for a certain period, and will assume that all dividends and distributions are reinvested when paid. The net increase or decrease in the value of the investment over the period will be divided by its beginning value to arrive at total return for the period. Total return calculated in this manner will differ from the average annual total return in that it is not expressed in terms of an average rate of return.
     Performance information for a Series may be compared, in reports and promotional literature, to: (i) The Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), or other unmanaged indices so that investors may compare a Series' results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Series. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.
     Quotations of average annual total return or total return for the Fund will not take into account charges or deductions against the Separate Accounts to which the Fund shares are sold or charges and deductions against the Contracts issued by Security Benefit Life Insurance Company. Performance information for any Series reflects only the performance of a hypothetical investment in the Series during a particular time period on which the calculations are based. Performance information should be considered in light of the Series' investment objectives and policies, characteristics and quality of the portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine average annual total return and total return for the Series, see the Statement of Additional Information.

GENERAL INFORMATION

ORGANIZATION
     SBL Fund has authorized the issuance of an indefinite number of shares of capital stock of $1.00 par value. The Fund's shares are currently issued in fourteen Series A, B, C, D, E, S, J, K, M, N, O, P, V and X. The shares of each Series represent a pro rata beneficial interest in that Series' net assets and in the earnings and profits or losses derived from the investment of such assets.
     Upon issuance and sale, such shares will be fully paid, nonassessable and redeemable. These shares have no preemptive rights, but the shareholders of each Series are entitled to receive dividends as declared for that Series by the Board of Directors of the Fund.
     The shares of each Series have cumulative voting rights for the election of directors. On matters affecting a particular Series, each share of that Series has equal voting rights with each other share and there are no preferences as to conversion, exchange, retirement or liquidation. On other matters, all shares (irrespective of Series) are entitled to one vote each. Pursuant to the rules and regulations of the Securities and Exchange Commission, in certain instances a vote of the outstanding shares of the combined Series may not modify the rights of holders of a particular Series without the approval of a majority of the shares of that Series.
     The Fund does not generally hold annual meetings of stockholders and will do so only when required by law. Stockholders may remove directors from office by votes cast in person or by proxy at a meeting of stockholders. Such a meeting will be called at the written request of the holders of 10 percent of the Fund's outstanding shares.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND-PAYING AGENT
     UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri, acts as the custodian for the portfolio securities of Series A, B, C, E, S, J, P, V and X. The Chase Manhattan Bank, 4 Chase MetroTech Center, Brooklyn, New York 11245 acts as custodian for the portfolio securities of Series D, K, M, N, and O, including those held by foreign banks and foreign securities depositories which qualify as eligible foreign custodians under rules adopted by the Securities and Exchange Commission. Security Management Company, LLC acts as the Fund's transfer and dividend-paying agent.

CONTRACTOWNER INQUIRIES
     Contractowners who have questions concerning the Fund or wish to obtain additional information, may write to SBL Fund at 700 SW Harrison St., Topeka, Kansas 66636-0001, or call (785) 431-3127 or 1-800-888-2461, extension 3127.

   SBL FUND









   STATEMENT OF ADDITIONAL INFORMATION
   OCTOBER 15, 1997
   RELATING TO THE SBL FUND PROSPECTUS DATED OCTOBER 15, 1997
   AS IT MAY BE SUPPLEMENTED FROM TIME TO TIME
   (785) 431-3127
   (800) 888-2461


INVESTMENT MANAGER
 Security Management Company, LLC
 700 SW Harrison Street
 Topeka, Kansas 66636-0001


CUSTODIAN
 UMB Bank, N.A.
 928 Grand Avenue
 Kansas City, Missouri 64106

 The Chase Manhattan Bank
 4 Chase MetroTech Center
 Brooklyn, New York 11245


INDEPENDENT AUDITORS
 Ernst & Young LLP
 One Kansas City Place
 1200 Main Street
 Kansas City, Missouri 64105-2143

SBL FUND

A Member of The Security Benefit Group of Companies
700 SW Harrison, Topeka, Kansas 66636-0001




                                  STATEMENT OF
                             ADDITIONAL INFORMATION
                                OCTOBER 15, 1997
              (RELATING TO THE PROSPECTUS DATED OCTOBER 15, 1997,
                  AS IT MAY BE SUPPLEMENTED FROM TIME TO TIME)


     This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the SBL Fund Prospectus dated October 15, 1997, as it may be supplemented from time to time. A Prospectus may be obtained by writing or calling the Fund, 700 SW Harrison, Topeka, Kansas 66636-0001, or by calling (785) 431-3127 or (800) 888-2461, ext. 3127.



                               TABLE OF CONTENTS

                                                              Page                                                         Page

What is SBL Fund?............................................  1           Remuneration of Directors and Others..........   54
Investment Objectives and Policies of the Series.............  1           Sale and Redemption of Shares.................   55
  Series A (Growth Series)...................................  2           Investment Management.........................   55
  Series B (Growth-Income Series)............................  2             Portfolio Management........................   58
  Series C (Money Market Series).............................  3             Code of Ethics..............................   61
  Series D (Worldwide Equity Series).........................  5           Portfolio Turnover............................   61
  Series E (High Grade Income Series)........................  7           Determination of Net Asset Value..............   62
  Series J (Emerging Growth Series)..........................  8           Portfolio Transactions........................   63
  Series K (Global Aggressive Bond Series)...................  9           Distributions and Federal Income Tax
  Series M (Specialized Asset Allocation Series)............. 14             Considerations..............................   64
  Series N (Managed Asset Allocation Series)................. 15           Ownership and Management......................   67
  Series O (Equity Income Series)............................ 19           Capital Stock and Voting......................   67
  Series P (High Yield Series)............................... 21           Custodian, Transfer Agent and Dividend-Paying
  Series S (Social Awareness Series)......................... 22             Agent.......................................   68
  Series V (Value Series).................................... 23           Independent Auditors..........................   68
  Series X (Small Cap Series)................................ 24           Distribution of Variable Insurance Products...   68
Investment Methods and Risk Factors.......................... 25           Performance Information.......................   68
Investment Policy Limitations................................ 50           Financial Statements..........................   69
Officers and Directors....................................... 52           Appendix......................................   71


WHAT IS SBL FUND?

     SBL Fund (the "Fund"), a Kansas corporation, was organized by Security Benefit Life Insurance Company ("SBL") on May 26, 1977, and serves as the investment vehicle for certain SBL variable annuity and variable life insurance separate accounts. Shares of the Fund will be sold to SBL for allocation to such separate accounts which are established for the purpose of funding variable annuity and variable life insurance contracts issued by SBL. The Fund reserves the right to expand the class of persons eligible to purchase shares of any Series of the Fund or to reject any offer.

     The Fund is a diversified, open-end management investment company of the series type registered under the Investment Company Act of 1940, which currently issues its shares in fourteen series: Series A, Series B, Series C, Series D, Series E, Series J, Series K, Series M, Series N, Series O, Series P, Series S, Series V and Series X ("Series"). The assets of each Series are held separate from the assets of the other Series and each Series has investment objectives which differ from those of the other Series.

     SBL, organized originally as a fraternal benefit society under the laws of the State of Kansas, commenced business February 22, 1892, and became a mutual life insurance company under its present name on January 2, 1950. Its home office is located at 700 Harrison Street, Topeka, Kansas. SBL is licensed in the District of Columbia and all states except New York.
     All investment companies are required to operate within the limitations imposed by their fundamental investment policies. (See "Investment Objectives and Policies of the Series," this page, and "Investment Policy Limitations," page 50.)
     As an open-end investment company, the Fund provides an arrangement by which investors may invest in a company which itself invests in securities. Each Series represents a diversified securities portfolio under professional management, and the value of shares held by SBL's separate accounts will fluctuate with changes in the value of the Series' portfolio securities. As an open-end company, the Fund is obligated to redeem its shares upon demand at current net asset value. ( See "Sale and Redemption of Shares," page 55.)
     Professional investment advice is provided to the Fund and to each Series by Security Management Company, LLC (the "Investment Manager"), which is ultimately controlled by SBL. The Investment Manager has engaged Lexington Management Corporation ("Lexington") to provide certain investment advisory services to Series D and Series K of the Fund. Lexington has entered into a sub-advisory contract with MFR Advisors, Inc. ("MFR") to provide Series K with investment and economic research services. The Investment Manager has engaged
T. Rowe Price Associates, Inc. ("T. Rowe Price") to provide certain investment advisory services to Series N and O. The Investment Manager has engaged Meridian Investment Management Corporation ("Meridian") to provide certain investment advisory services to Series M and Strong Capital Management, Inc. ("Strong") to provide certain investment advisory services to Series X.
     Pursuant to an investment advisory contract with the Fund, the Investment Manager is paid an annual advisory fee of .75% of the average net assets of Series A, Series B, Series E, Series S, Series J, Series K, Series P and Series V; .5% of the average net assets of Series C; and 1.00% of the average net assets of Series D, Series M, Series N, Series O and Series X, computed daily and payable monthly, and the Investment Manager has agreed that the total annual expenses of each Series (including the management compensation but excluding brokerage commissions, interest, taxes and extraordinary expenses) will not exceed any expense limitation imposed by any state. (See page for a discussion of the Investment Manager and the Investment Advisory Contract.) The Fund also receives administrative, accounting and transfer agency services from the Investment Manager for which the Fund pays a fee.

INVESTMENT OBJECTIVES AND POLICIES OF THE SERIES

     The investment objective and policies of each Series are described below. There are risks inherent in the ownership of any security and there can be no assurance that such objectives will be achieved. The objectives and policies, except those enumerated under "Investment Policy Limitations," page , may be modified at any time without stockholder approval.
     To comply with regulations under Section 817(h) of the Internal Revenue Code, each Series of the SBL Fund is required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its assets is represented by securities of any one issuer, no more than 70% is represented by securities of any two issuers, no more than 80% is represented by securities of any three issuers, and no more than 90% is represented by securities of any four issuers. As to U.S. Government securities, each U.S. Government agency and instrumentality is to be treated as a separate issuer.

SERIES A (GROWTH SERIES)

     The investment objective of Series A is to seek long-term capital growth by investing in those securities which, in the opinion of the Investment Manager, have the most long-term capital growth potential. Series A seeks to achieve its objective by investing primarily in a broadly diversified portfolio of common stocks (which may include American Depositary Receipts (ADRs) or securities with common stock characteristics, such as securities convertible into common stocks. See the discussion of ADRs and the risks associated with investing in ADRs under "Investment Methods and Risk Factors." Series A may also invest in preferred stocks, bonds and other debt securities. Income potential will be considered to the extent doing so is consistent with Series A's investment objective of long-term capital growth. Series A may invest its assets temporarily in cash and money market instruments for defensive purposes. Series A invests for long-term growth of capital and does not intend to place emphasis upon short-term trading profits.
     From time to time, Series A may purchase securities on a "when-issued" or "delayed delivery basis" in excess of customary settlement periods for the type of security involved. Securities purchased on a when-issued basis are subject to market fluctuation and no interest or dividends accrue to the Series prior to the settlement date. Series A will establish a segregated account with its custodian bank in which it will maintain cash or liquid securities equal in value to commitments for such when-issued or delayed delivery securities. Series A may also invest up to 5% of its total assets in warrants (other than those attached to other securities) which entitle the holder to buy equity securities at a specific price during or at the end of a particular period. A warrant ceases to have value if it is not exercised prior to its expiration date.

SERIES B (GROWTH-INCOME SERIES)

     The investment objective of Series B is to provide long-term growth of capital with secondary emphasis on income. Assets of the Series may be invested in various types of securities, which may include (i) securities convertible into common stocks; (ii) preferred stocks; (iii) debt securities issued by U.S. corporations; (iv) securities issued by the U.S. Government or any of its agencies or instrumentalities, including Treasury bills, certificates of indebtedness, notes and bonds; (v) securities issued by foreign governments, their agencies, and instrumentalities, and foreign corporations, provided that such securities are denominated in U.S. dollars; (vi) higher yielding, high risk debt securities (commonly referred to as "junk bonds") and zero coupon securities. In the selection of securities for investment, the potential for appreciation and future dividends is given more weight than current dividends. See the discussion of ADRs and the risks associated with investing in ADRs under "Investment Methods and Risk Factors." From time to time, Series B may purchase government bonds or commercial notes on a temporary basis for defensive purposes.
     With respect to its investment in debt securities, there is no percentage limitation on the amount of Series B's assets that may be invested within any particular rating classification. Series B may invest in higher yielding, longer-term fixed-income securities in the lower rating (higher risk) categories of the recognized rating services (commonly referred to as "junk bonds"). These include securities rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Corporation. Securities rated Ba or lower by Moody's or BB or lower by Standard & Poor's are regarded as predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. (See the Appendix for a description of the various bond ratings utilized by the rating services.) However, the Investment Manager will not rely principally on the ratings assigned by the rating services. Because Series B will invest in lower rated securities and unrated securities of comparable quality, the achievement of the Series' investment objective may be more dependent on the Investment Manager's own credit analysis than would be true if investing in higher rated securities.
     To the extent that Series B invests in the high yield, high risk bonds described above, its share price and yield are expected to fluctuate more than the share price and yield of a fund investing in higher quality, shorter-term securities. High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. A projection of an economic downturn, or higher interest rates, for example, could cause a decline in high yield bond prices because an advent of such events could lessen the ability of highly leveraged companies to make principal and interest payments on its debt securities. In addition, the secondary trading market for high yield bonds may be less liquid than the market for higher grade bonds, which can adversely affect the ability of the Series to dispose of its portfolio securities. Bonds for which there is only a "thin" market can be more difficult to value inasmuch as objective pricing data may be less available and judgment may play a greater role in the valuation process. See the discussion of the risks associated with investing in high yield bonds under "Investment Methods and Risk Factors" - "Special Risks Associated with Low-Rated and Comparable Unrated Bonds." The Series may purchase securities that are restricted as to disposition under the federal securities laws, provided that such securities are eligible for resale to qualified institutional investors pursuant to Rule 144A under the Securities Act of 1933 and subject to the Series' policy that not more than 10% of its total assets will be invested in illiquid securities. See "Investment Methods and Risk Factors" - "Restricted Securities."
     The Series may invest in zero coupon securities which are debt securities that pay no cash income but are sold at substantial discounts from their face value. Certain zero coupon securities also are sold at substantial discounts but provide for the commencement of regular interest payments at a deferred date. See "Investment Methods and Risk Factors" for a discussion of zero coupon securities.
     As discussed above, Series B may invest in foreign debt securities that are denominated in U.S. dollars. Such foreign debt securities may include debt of foreign governments, including Brady Bonds, and debt of foreign corporations. The Series expects to limit its investment in foreign debt securities, excluding Canadian securities, to not more than 15% of its total assets and its investment in debt securities of issuers in emerging markets, excluding Brady Bonds, to not more than 5% of its net assets. Many emerging market debt securities are not rated by United States rating agencies such as Moody's and S&P and the majority of emerging market debt securities are considered to have a credit quality below investment grade. The Series' ability to achieve its investment objective is thus more dependent on the credit analysis of the Series' Investment Manager than would be the case if the Series were to invest only in higher quality bonds. See the discussion of the risks associated with investing in foreign securities, emerging markets, and Brady Bonds under "Investment Methods and Risk Factors."

SERIES C (MONEY MARKET SERIES)

     The investment objective of Series C is to seek as high a level of current income as is consistent with preservation of capital. The Series will attempt to achieve its objective by investing at least 95% of its total assets, measured at the time of investment, in a diversified portfolio of highest quality money market instruments. The Series may also invest up to 5% of its total assets, measured at the time of investment, in money market instruments that are in the second-highest rating category for short-term debt obligations. The Series may invest in money market instruments with maturities of not longer than thirteen months, consisting of the following:
     U.S. GOVERNMENT SECURITIES. Obligations issued or guaranteed (as to principal or interest) by the United States Government or its agencies (such as the Small Business Administration, the Federal Housing Administration and Government National Mortgage Association), or instrumentalities (such as Federal Home Loan Banks and Federal Land Banks), and instruments fully collateralized with such obligations, such as repurchase agreements.
     Some U.S. Government securities, such as treasury bills and bonds, are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.
     BANK OBLIGATIONS. Obligations of banks or savings and loan associations that are members of the Federal Deposit Insurance Corporation, and instruments fully collateralized with such obligations, such as repurchase agreements.
     CORPORATE OBLIGATIONS. Commercial paper issued by corporations and rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. or A-1 or A-2 by Standard & Poor's Corporation, or other corporate debt instruments rated Aaa or Aa or better by Moody's or AAA or AA or better by Standard & Poor's, subject to the limitations on investment in instruments in the second-highest rating category, discussed below. (See the Appendix for a description of the commercial paper and corporate bond ratings.)

     Series C may invest in instruments having rates of interest that are adjusted periodically according to a specified market rate for such investments ("Variable Rate Instruments"). The interest rate on a Variable Rate Instrument is ordinarily determined by reference to, or is a percentage of, an objective standard such as a bank's prime rate or the 91-day U.S. Treasury Bill rate.
The Series does not purchase certain Variable Rate Instruments that have a preset cap above which the rate of interest may not rise. Generally, the changes in the interest rate on Variable Rate Instruments reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Series C determines the maturity of Variable Rate Instruments in accordance with Rule 2a-7 under the Investment Company Act of 1940 which allows the Series to consider the maturity date of such instruments to be the period remaining until the next readjustment of the interest rate rather than the maturity date on the face of the instrument.
     Certain of the securities acquired by Series C may be restricted as to disposition under federal securities laws, provided that such restricted securities are eligible for resale pursuant to Rule 144A under the Securities Act of 1933. Rule 144A, adopted by the Securities and Exchange Commission in 1990, provides a nonexclusive safe harbor exemption from the registration requirements of the Securities Act for the resale of certain securities to certain qualified buyers. One of the primary purposes of the Rule is to create resale liquidity for certain securities that would otherwise be treated as illiquid investments. In accordance with its investment policies, the Fund is not permitted to invest more than 10% of its total net assets in illiquid securities. The Investment Manager, under procedures adopted by the Board of Directors, will determine whether securities eligible for resale under Rule 144A are liquid or not. Investing in Rule 144A securities may have the effect of increasing the amount of the Series' assets invested in illiquid assets.
See "Investment Methods and Risk Factors" - "Restricted Securities."
     Series C may invest only in U.S. dollar denominated money market instruments that present minimal credit risk and, with respect to 95% of its total assets, measured at the time of investment, that are of the highest quality. The Investment Manager will determine whether a security presents minimal credit risk under procedures adopted by the Fund's Board of Directors. A security will be considered to be highest quality (1) if rated in the highest rating category, (e.g., Aaa or Prime-1 by Moody's or AAA or A-1 by Standard & Poor's) by (i) any two nationally recognized statistical rating organizations ("NRSRO's") or, (ii) if rated by only one NRSRO, by that NRSRO; (2) if issued by an issuer that has short-term debt obligations of comparable maturity, priority, and security and that are rated in the highest rating category by (i) any two NRSRO's or, (ii) if rated by only one NRSRO, by that NRSRO; or (3) an unrated security that is of comparable quality to a security in the highest rating category as determined by the Investment Manager and whose acquisition is approved or ratified by the Board of Directors. With respect to 5% of its total assets, measured at the time of investment, the Series may also invest in money market instruments that are in the second-highest rating category for short-term debt obligations (e.g., rated Aa or Prime-2 by Moody's or AA or A-2 by S&P). A money market instrument will be considered to be in the second-highest rating category under the criteria described above with respect to instruments considered highest quality, as applied to instruments in the second-highest rating category.
     Series C may not invest more than 5% of its total assets, measured at the time of investment, in the securities of any one issuer that are of the highest quality or more than the greater of 1% of its total assets or $1,000,000, measured at the time of investment, in securities of any one issuer that are in the second-highest rating category, except that these limitations shall not apply to U.S. Government securities. The Series may exceed the 5% limitation for up to three business days after the purchase of the securities of any one issuer that are of the highest quality, provided that the Series has no more than one such investment outstanding at any time. In the event that an instrument acquired by the Series is downgraded, the Investment Manager, under procedures approved by the Board of Directors, (or the Board of Directors itself if the Investment Manager becomes aware that a security has been downgraded below the second-highest rating category and the Investment Manager does not dispose of the security within five business days) shall promptly reassess whether such security presents minimal credit risk and determine whether or not to retain the instrument. In the event that an instrument is acquired by the Series that ceases to be eligible for the Series, the Investment Manager will promptly dispose of such security in an orderly manner, unless the Board of Directors determines that this would not be in the best interests of the Series.
     While Series C does not intend to engage in short-term trading, portfolio securities may be sold without regard to the length of time that they have been held. A portfolio security could be sold prior to maturity to take advantage of new investment opportunities or yield differentials, or to preserve gains or limit losses due to changed economic conditions or the financial condition of the issuer, or for other reasons.
     Series C will invest in money market instruments of varying maturities (but no longer than 13 months) in an effort to earn as high a level of current income as is consistent with preservation of capital and liquidity. While investing only in high quality money market instruments, investment in Series C is not without risk. The market value of fixed income securities is generally affected by changes in the level of interest rates. An increase in interest rates will generally reduce the market value of fixed income investments, and a decline in interest rates will generally increase their value. Instruments with longer maturities are subject to greater fluctuations in value from general interest rate changes than are shorter term issues. Such market value changes could cause changes in the net asset value per share. (See "Determination of Net Asset Value," page .) To reduce the effect of fluctuating interest rates on the net asset value of its shares, Series C intends to maintain a weighted average maturity in its portfolio of not more than 90 days. In addition to general market risks, Series C's investments in non-government obligations are subject to the ability of the issuer to satisfy its obligations. See the Appendix for a description of the principal types of securities and instruments in which Series C will invest.

SERIES D (WORLDWIDE EQUITY SERIES)

     The investment objective of Series D is to seek long-term growth of capital primarily through investment in common stocks and equivalents of companies domiciled in foreign countries and the United States. Series D will seek to achieve its objective through investment in a diversified portfolio of securities which will consist primarily of all types of common stocks, which may include ADRs, and equivalents (the following constitute equivalents: convertible debt securities, warrants and options). See "Investment Methods and Risk Factors" - "American Depositary Receipts." Series D may also invest in preferred stocks, bonds and other debt obligations, which include money market instruments of foreign and domestic companies and U.S. Government and foreign governments, governmental agencies and international organizations.
The Series may also invest in real estate investment trusts (REITs). For a full description of the Series' investment objective and policies, see the Prospectus.
     Certain of the securities purchased by Series D may be restricted as to disposition under the federal securities laws, provided that such restricted securities are eligible for resale to qualified institutional investors pursuant to Rule 144A under the Securities Act of 1933 and subject to the Fund's policy that not more than 10% of total assets will be invested in illiquid securities. The Investment Manager, under procedures adopted by the Board of Directors, will determine whether securities eligible for resale under Rule 144A are liquid or not. In making this determination, the Investment Manager, under the supervision of the Board of Directors, will consider trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Investment Manager may consider:
(1) the frequency of trades and quotes; (2) the number of dealers and potential purchasers; (3) dealer undertakings to make a market; and (4) the nature of the security and of the marketplace trades (e.g. the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, Series D's holdings of illiquid securities will be reviewed to determine what, if any, steps are required to assure that it does not invest more than 10% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Series' assets invested in illiquid securities, and there may be undesirable delays in selling illiquid securities. See "Investment Methods and Risk Factors" - "Restricted Securities."
     In seeking to achieve its investment objective, Series D may from time to time engage in the following investment practices:
     TRANSACTION HEDGING. When Series D enters into contracts for purchase or sale of a portfolio security denominated in a foreign currency, it may be required to settle a purchase transaction in the relevant foreign currency or receive the proceeds of a sale in that currency. In either event, Series D will be obligated to acquire or dispose of such foreign currency as is represented by the transaction by selling or buying an equivalent amount of United States dollars. Furthermore, the Series may wish to "lock in" the United States dollar value of the transaction at or near the time of a purchase or sale of portfolio securities at the exchange rate or rates then prevailing between the United States dollar and the currency in which the foreign security is denominated.

Therefore, Series D may, for a fixed amount of United States dollars, enter into a forward foreign exchange contract for the purchase or sale of the amount of foreign currency involved in the underlying securities transaction. In so doing, Series D will attempt to insulate itself against possible losses and gains resulting from a change in the relationship between the United States dollar and the foreign currency during the period between the date a security is purchased or sold and the date on which payment is made or received. This process is known as "transaction hedging." To effect the translation of the amount of foreign currencies involved in the purchase and sale of foreign securities and to effect the "transaction hedging" described above, Series D may purchase or sell foreign currencies on a "spot" (i.e. cash) basis or on a forward basis whereby the Series purchases or sells a specific amount of foreign currency, at a price set at the time of the contract, for receipt of delivery at a specified date which may be any fixed number of days in the future.
     Such spot and forward foreign exchange transactions may also be utilized to reduce the risk inherent in fluctuations in the exchange rate between the United States dollar and the relevant foreign currency when foreign securities are purchased or sold for settlement beyond customary settlement time (as described below). Neither type of foreign currency transaction will eliminate fluctuations in the prices of Series D's portfolio or securities or prevent loss if the price of such securities should decline.
     PORTFOLIO HEDGING. Some or all of Series D's portfolio will be denominated in foreign currencies. As a result, in addition to the risk of change in the market value of portfolio securities, the value of the portfolio in United States dollars is subject to fluctuations in the exchange rate between such foreign currencies and the United States dollar. When, in the opinion of the Series' Sub-Adviser, Lexington Management Corporation ("Lexington"), it is desirable to limit or reduce exposure in a foreign currency in order to moderate potential changes in the United States dollar value of the portfolio, Series D may enter into a forward foreign currency exchange contract by which the United States dollar value of the underlying foreign portfolio securities can be approximately matched by an equivalent United States dollar liability. This technique is known as "portfolio hedging" and moderates or reduces the risk of change in the United States dollar value of the Series' portfolio only during the period before the maturity of the forward contract (which will not be in excess of one year). Series D, for hedging purposes only, may also enter into forward currency exchange contracts to increase its exposure to a foreign currency that Lexington expects to increase in value relative to the United States dollar. Series D will not attempt to hedge all of its foreign portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by Lexington. Hedging against a decline in the value of currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Series D intends to limit transactions as described in this paragraph to not more than 70% of total Series assets.
     FORWARD COMMITMENTS. Series D may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") because new issues of securities are typically offered to investors, such as Series D, on that basis. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in value of Series D's other assets. Although the Series will enter into such contracts with the intention of acquiring the securities, Series D may dispose of a commitment prior to settlement if Lexington deems it appropriate to do so. Series D may realize short-term profits or losses upon the sale of forward commitments.
     COVERED CALL OPTIONS. Call options may also be used as a means of participating in an anticipated price increase of a security on a more limited basis than would be possible if the security itself were purchased. Series D may write only covered call options. Since it can be expected that a call option will be exercised if the market value of the underlying security increases to a level greater than the exercise price, this strategy will generally be used when Lexington believes that the call premium received by the Series, plus anticipated appreciation in the price of the underlying security, up to the exercise price of the call, will be greater than the appreciation in the price of the security. Series D will not purchase put and call options written by others. Also, Series D will not write any put options. Series D intends to limit transactions as described in this paragraph to less than 5% of total Series assets. See the discussion of writing covered call options under "Investment Methods and Risk Factors."

SERIES E (HIGH GRADE INCOME SERIES)

     The investment objective of Series E is to provide current income with security of principal. In pursuing its investment objective, the Series will invest in a broad range of debt securities, including (i) securities issued by U.S. and Canadian corporations; (ii) securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, including Treasury bills, certificates of indebtedness, notes and bonds; (iii) securities issued or guaranteed by the Dominion of Canada or provinces thereof; (iv) securities issued by foreign governments, their agencies and instrumentalities, and foreign corporations, provided that such securities are denominated in U.S. dollars; (v) higher yielding, high risk debt securities (commonly referred to as "junk bonds"); (vi) certificates of deposit issued by a U.S. branch of a foreign bank ("Yankee CDs"); and (vii) investment grade mortgage-backed securities ("MBSs") and (viii) zero coupon securities. Under normal circumstances, the Series will invest at least 65% of its assets in U.S. Government securities and securities rated A or higher by Moody's or S&P at the time of purchase, or if unrated, of equivalent quality as determined by the Investment Manager.
     Series E may invest in corporate debt securities rated Baa or higher by Moody's or BBB or higher by S&P at the time of purchase, or if unrated, of equivalent quality as determined by the Investment Manager. See Appendix A for a description of corporate bond ratings. Included in such securities may be convertible bonds or bonds with warrants attached which are rated at least Baa or BBB at the time of purchase, or if unrated, of equivalent quality as determined by the Investment Manager. A "convertible bond" is a bond, debenture or preferred share which may be exchanged by the owner for common stock or another security, usually of the same company, in accordance with the terms of the issue. A "warrant" confers upon its holder the right to purchase an amount of securities at a particular time and price. Securities rated Baa by Moody's or BBB by S&P have speculative characteristics.
     Series E may invest up to 25% of its net assets in higher yielding debt securities in the lower rating (higher risk) categories of the recognized rating services (commonly referred to as "junk bonds"). Such securities include securities rated Ba or lower by Moody's or BB or lower by S&P and are regarded as predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. The Series will not invest in junk bonds which are rated in default at the time of purchase. See "Investment Methods and Risk Factors" for a discussion of the risks associated with investing in such securities.
     U.S. Government securities are obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities. These include bills, certificates of indebtedness, notes and bonds issued by the Treasury or by agencies in instrumentalities of the U.S. Government. Some U.S. Government securities, such as Treasury bills and bonds, are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. Although U.S. Government securities are guaranteed by the U.S. Government, its agencies or instrumentalities, shares of the Fund are not so guaranteed in any way. The diversification rules under
Section 817(h) of the Internal Revenue Code limit the ability of Series E to invest more than 55% of its assets in the securities of any one U.S. Government agency or instrumentality.
     Series E may purchase securities which are obligations of, or guaranteed by, the Dominion of Canada or provinces thereof, and Canadian corporate debt securities. Canadian securities would not be purchased if subject to the foreign interest equalization tax and unless payable in U.S. dollars.
     For fixed-income securities such as corporate debt securities or U.S. Government securities, the market value is generally affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market value of fixed-income investments, and a decline in interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities.
     Series E may invest in Yankee CDs which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the U.S. Yankee CDs are subject to somewhat different risks than are the obligations of domestic banks. The Series also may invest in debt securities issued by foreign governments, their agencies and instrumentalities and foreign corporations, provided that such securities are denominated in U.S. dollars.
The Series' investments in foreign securities, including Canadian securities, will not exceed 25% of the

Series' net assets. See "Investment Methods and Risk Factors" for a discussion of the risks associated with investing in foreign securities.
     Series E may invest in investment grade mortgage-backed securities (MBSs), including mortgage pass-through securities and collateralized mortgage obligations (CMOs). The Series may invest up to 10% of its net assets in securities known as "inverse floating obligations," "residual interest bonds," or "interest-only" (IO) or "principal-only" (PO) bonds, the market values of which generally will be more volatile than the market values of most MBSs. The Series will hold less than 25% of its net assets in MBSs. For a discussion of MBSs and the risks associated with such securities, see "Investment Methods and Risk Factors."
     The Series may invest in zero coupon securities which are debt securities that pay no cash income but are sold at substantial discounts from their face value. Certain zero coupon securities also are sold at substantial discounts but provide for the commencement of regular interest payments at a deferred date. See "Investment Methods and Risk Factors" for a discussion of zero coupon securities.
     Series E may acquire certain securities that are restricted as to disposition under the federal securities laws, including securities that are eligible for resale to qualified institutional investors pursuant to Rule 144A under the Securities Act of 1933, subject to the Series' policy that not more than 15 percent of the Series' net assets will be invested in illiquid assets. See "Investment Methods and Risk Factors" for a discussion of restricted securities.
     Series E may purchase securities on a "when-issued" or "delayed delivery basis" in excess of customary settlement periods for the types of security involved. For a discussion of such securities, see "Investment Methods and Risk Factors" - "When-Issued Securities."
     Series E may, for defensive purposes, invest part or all of its assets in money market instruments such as those appropriate for investment by Series C.

SERIES J (EMERGING GROWTH SERIES)

     The investment objective of Series J is to seek capital appreciation by investing in a diversified portfolio of common stocks (which may include ADRs), preferred stocks, debt securities, and securities convertible into common stocks. See "Investment Methods and Risk Factors" - "American Depositary Receipts." On a temporary basis, there may be times when Series J may invest its assets in cash or money market instruments for defensive purposes.
     Securities selected for their appreciation possibilities will be primarily common stocks or other securities having the investment characteristics of common stocks, such as securities convertible into common stocks. Securities will be selected on the basis of their appreciation and growth potential. Current income will not be a factor in selecting investments, and any such income should be considered incidental. Securities considered to have capital appreciation and growth potential will often include securities of smaller and less mature companies. These companies often have a unique proprietary product or profitable market niche and the potential to grow very rapidly. Such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but may also involve greater risk. They may have limited product lines, markets or financial resources, and they may be dependent on a small or inexperienced management team. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on smaller securities exchanges. As a result, the securities of smaller companies may have limited marketability and may be subject to more abrupt or erratic changes in value than securities of larger, more established companies.
     Series J may also invest in larger companies where opportunities for above-average capital appreciation appear favorable.
     Series J may purchase securities on a "when-issued" or "delayed delivery basis" in excess of customary settlement periods for the type of security involved. Securities purchased on a when-issued basis are subject to market fluctuation and no interest or dividends accrue to the Series prior to the settlement date. Series J will establish a segregated account with its custodian bank in which it will maintain cash or liquid securities equal in value to commitments for such when-issued or delayed delivery securities. See "Investment Methods and Risk Factors" - "When-Issued Securities."
     The Series may enter into futures contracts (or options thereon) to hedge all or a portion of its portfolio, or as an efficient means of adjusting its exposure to the stock market. The Series will not use futures contracts for leveraging purposes. The Series will limit its use of futures contracts so that initial margin deposits or premiums

SERIES J (CONTINED)

on such contracts used for non-hedging purposes will not equal more than 5% of the Series' net asset value. Futures contracts (and options thereon) and the risks associated with such instruments are described in further detail under "Investment Methods and Risk Factors."
     In seeking capital appreciation, Series J may, during certain periods, trade to a substantial degree in securities for the short term. That is, the Series may be engaged essentially in trading operations based on short-term market considerations, as distinct from long-term investments based on fundamental evaluations of securities. This investment policy is speculative and involves substantial risk.

SERIES K (GLOBAL AGGRESSIVE BOND SERIES)

     The primary investment objective of Series K is to provide high current income. Capital appreciation is a secondary objective. The Series, under normal circumstances, invests substantially all of its assets in debt securities of issuers in the United States, developed foreign countries and emerging markets. For purposes of its investment objective, the Series considers an emerging country to be any country whose economy and market the World Bank or United Nations considers to be emerging or developing. The Series may also invest in debt securities traded in any market, of companies that derive 50% or more of their total revenue from either goods or services produced in such emerging countries and emerging markets or sales made in such countries. Determinations as to eligibility will be made by the Series' Sub-Advisers, Lexington and MFR Advisors, Inc. ("MFR") based on publicly available information and inquiries made to the companies. It is possible in the future that sufficient numbers of emerging country or emerging market debt securities would be traded on securities markets in industrialized countries so that a major portion, if not all, of the Series' assets would be invested in securities traded on such markets, although such a situation is unlikely at present.
     Currently, investing in many of the emerging countries and emerging markets is not feasible or may involve political risks. Accordingly, Lexington currently intends to consider investments only in those countries in which it believes investing is feasible. The list of acceptable countries will be reviewed by Lexington and MFR and approved by the Board of Directors on a periodic basis and any additions or deletions with respect to such list will be made in accordance with changing economic and political circumstances involving such countries. Lexington is the Sub-Adviser of the Series. Lexington has entered into a sub-advisory contract with MFR to provide Series K with investment and economic research services. In determining the appropriate distribution of investments among various countries and geographic regions for the Series, Lexington and MFR ordinarily consider the following factors: prospects for relative economic growth among the different countries in which the Series may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.
     Although the Series values assets daily in terms of U.S. dollars, the Series does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Series will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Series at one rate, while offering a lesser rate of exchange should the Series desire to sell that currency to the dealer.
     The Series may invest in the following types of money market instruments (i.e., debt instruments with less than 12 months remaining until maturity) denominated in U.S. dollars or other currencies: (a) obligations issued or guaranteed by the U.S. or foreign governments, their agencies, instrumentalities or municipalities; (b) obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; (c) finance company obligations, corporate commercial paper and other short-term commercial obligations; (d) bank obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances), subject to the restriction that the Series may not invest more than 25% of its total assets in bank securities; (e) repurchase agreements with respect to the foregoing; and (f) other substantially similar short-term debt securities with comparable characteristics.
     SAMURAI AND YANKEE BONDS. Subject to its respective fundamental investment restrictions, the Series may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). It is the policy of the

Series to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield.
     COMMERCIAL BANK OBLIGATIONS. For the purposes of the Series' investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Series to investment risks that are different in some respect from those of investments in obligations of domestic issuers. Although the Series typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not a fundamental investment policy or restriction of the Series. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.
     REPURCHASE AGREEMENTS, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Series intends to enter into repurchase agreements only with banks and broker/dealers believed by Lexington and MFR to present minimal credit risks in accordance with guidelines approved by the Fund's Board of Directors. Lexington and MFR will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, Lexington and MFR's prior dealings with the institution, any rating of the institution's senior long-term debt by independent rating agencies and other relevant factors.
     The Series will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Series would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings there may be restrictions on the Series' ability to sell the collateral and the Series could suffer a loss. The Series will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its total net assets would be invested in such repurchase agreements and other illiquid investments and securities for which no readily available market exists.
     The Series may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Series transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. The Series also may engage in "roll" borrowing transactions which involve the Series' sale of fixed income securities together with a commitment (for which the Series may receive a fee) to purchase similar, but not identical, securities at a future date.
The Series will maintain, in a segregated account with a custodian, cash or liquid securities in an amount sufficient to cover its obligation under "roll" transactions and reverse repurchase agreements.
     BORROWING. The Series' operating policy on borrowing provides that the Series will not borrow money in order to purchase securities and the Series may borrow up to 5% of its total assets for temporary or emergency purposes and to meet redemptions. This policy may be changed by the Fund's Board of Directors. Any borrowing by the Series may cause greater fluctuation in the value of its shares than would be the case if the Series did not borrow.
     SHORT SALES. The Series is authorized to make short sales of securities, although it has no current intention of doing so. A short sale is a transaction in which the Series sells a security in anticipation that the market price of that security will decline. The Series may make short sales as a form of hedging to offset potential declines in long positions in securities it owns and in order to maintain portfolio flexibility. The Series only may make short sales "against the box." In this type of short sale, at the time of the sale, the Series owns the security it has sold short or has the immediate and unconditional right to acquire the identical security at no additional cost.
     In a short sale, the seller does not immediately deliver the securities sold and does not receive the proceeds from the sale. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the

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SERIES K (CONTINUED)

Series will deposit in a separate account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities at no cost. The Series could close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Series, because the Series might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.
     The Series might make a short sale "against the box" in order to hedge against market risks when Lexington and MFR believe that the price of a security may decline, causing a decline in the value of a security owned by the Series or a security convertible into or exchangeable for such security. In such case, any future losses in the Series' long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Series owns, either directly or indirectly, and, in the case where a Series owns convertible securities, changes in the investment values or conversion premiums of such securities. There will be certain additional transaction costs associated with short sales "against the box," but the Series will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.
     ILLIQUID SECURITIES. The Series may invest up to 15% of total net assets in illiquid securities. Securities may be considered illiquid if the Series cannot reasonably expect to receive approximately the amount at which the Series values such securities within seven days. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities, such as securities eligible for trading on U.S. securities exchanges or in the over-the-counter markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.
     With respect to liquidity determinations generally, the Fund's Board of Directors has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the Securities Act of 1933, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to Lexington and MFR in accordance with procedures approved by the Fund's Board of Directors. Lexington and MFR take into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security;
(iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). Lexington and MFR will monitor the liquidity of securities held by the Series and report periodically on such decisions to the Board of Directors.

OPTIONS, FUTURES AND FORWARD CURRENCY STRATEGIES

     WRITING COVERED CALL OPTIONS. The Series may write (sell) covered call options and purchase options to close out options previously written by the Series. Covered call options generally will be written on securities and currencies which in the opinion of Lexington and MFR are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Series. Lexington, MFR and the Series believe that writing of covered call options is less risky than writing uncovered or "naked" options, which the Series will not do. For more information about writing covered call options, see the discussion under "Investment Methods and Risk Factors."
     WRITING COVERED PUT OPTIONS. The Series may write covered put options and purchase options to close out options previously written by the Series. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price during the option period. The option may be exercised at any time prior to its expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. See the discussion of writing covered put options under "Investment Methods and Risk Factors."
     PURCHASING PUT OPTIONS. The Series may purchase put options. As the holder of a put option, the Series would have the right to sell the underlying security or currency at the exercise price at any time during the option period. The Series may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. See the discussion of purchases of put options under "Investment Methods and Risk Factors."

     The premium paid by the Series when purchasing a put option will be recorded as an asset in the Series' statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Series is computed (at the close of regular trading on the NYSE), or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the writing of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.
     PURCHASING CALL OPTIONS. The Series may purchase call options. As the holder of a call option, the Series would have the right to purchase the underlying security or currency at the exercise price at any time during the option period. The Series may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. Call options may be purchased by the Series for the purpose of acquiring the underlying security or currency for its portfolio. For a discussion of purchases of call options, see "Investment Methods and Risk Factors."
     The Series may attempt to accomplish objectives similar to those involved in using Forward Contracts (defined below), as described in the Prospectus, by purchasing put or call options on currencies. A put option gives the Series as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives the Series as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. The Series might purchase a currency put option, for example, to protect itself during the contract period against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Series would be reduced by the premium it had paid for the put option.
A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Series anticipates purchasing securities.
     Currency options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Securities and Exchange Commission ("SEC") staff considers OTC options to be illiquid securities. The Series will not purchase an OTC option unless the Series believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.
     INTEREST RATE AND CURRENCY FUTURES CONTRACTS. The Series may enter into interest rate or currency futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Series. The Series' hedging may include sales of Futures as an offset against the effect of expected increases in interest rates or currency exchange rates, and purchases of Futures as an offset against the effect of expected declines in interest rates or currency exchange rates.
     The Series will enter only into Futures Contracts which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate and currency Futures exchanges in the United States are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.
     Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Series' exposure to interest rate and currency exchange rate fluctuations, the Series may be able to hedge exposure more effectively and at a lower cost through using Futures Contracts.

     The Series will not enter into a Futures Contract if, as a result thereof, more than 5% of the Series' total assets (taken at market value at the time of entering into the contract) would be committed to "margin" (down payment) deposits on such Futures Contracts.
     Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (debt security or currency) for a specified price at a designated date, time and place. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding. For a discussion of Futures Contracts and the risks associated with investing in Futures Contracts, see "Investment Methods and Risk Factors."
     In the case of a Futures Contract sale, the Series either will set aside amounts, as in the case of a Futures Contract purchase, own the security underlying the contract or hold a call option permitting the Series to purchase the same Futures Contract at a price no higher than the contract price. Assets used as cover cannot be sold while the position in the corresponding Futures Contract is open, unless they are replaced with similar assets. As a result, the commitment of a significant portion of the Series' assets to cover could impede portfolio management or the Series' ability to meet redemption requests or other current obligations.
     OPTIONS ON FUTURES CONTRACTS. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the Futures Contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contracts are based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.
     As an alternative to purchasing call and put options on Futures, the Series may purchase call and put options on the underlying securities or currencies themselves. Such options would be used in a manner identical to the use of options on Futures Contracts.
     To reduce or eliminate the leverage then employed by the Series, or to reduce or eliminate the hedge position then currently held by the Series, the Series may seek to close out an option position by selling an option covering the same securities or contract and having the same exercise price and expiration date. Trading in options on Futures Contracts began relatively recently. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop. For a discussion of options on Futures Contracts and associated risks, see "Investment Methods and Risk Factors."
     FORWARD CURRENCY CONTRACTS AND OPTIONS ON CURRENCY. A forward currency contract ("Forward Contract") is an obligation, generally arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Series may accept or make delivery of the currency at the maturity of the Forward Contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The Series may enter into Forward Contracts either with respect to specific transactions or with respect to the Series' portfolio positions. The Series will utilize Forward Contracts only on a covered basis. See the discussion of such contracts and related options under "Investment Methods and Risk Factors."
     INTEREST RATE AND CURRENCY SWAPS. The Series usually will enter into interest rate swaps on a net basis if the contract so provides, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Series receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as swaps, caps, floors and collars are entered into for good faith hedging purposes, Lexington, MFR and the Series believe that they do not constitute senior securities under the 1940 Act if appropriately covered and, thus, will not treat them as being subject to the Series' borrowing restrictions. Interest rate swaps involve the exchange by the Series with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.
     The Series will not enter into any swap, cap, floor, collar or other derivative transaction unless, at the time of entering into the transaction, the unsecured long-term debt rating of the counterparty combined with any credit enhancements is rated at least A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by Lexington and MFR. If a counterparty defaults, the Series may have contractual remedies pursuant to the agreements related to the transactions. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, for that reason, they are less liquid than swaps.

SERIES M (SPECIALIZED ASSET ALLOCATION SERIES)

     The investment objective of Series M is to seek high total return, consisting of capital appreciation and current income. The Series seeks this objective by following an asset allocation strategy that contemplates shifts among a wide range of investment categories and market sectors. The Series will invest in the following investment categories: equity securities of domestic and foreign issuers, including common stocks, preferred stocks, convertible securities and warrants; debt securities of domestic and foreign issuers, including mortgage-related and other asset-backed securities; exchange-traded real estate investment trusts (REITs); equity securities of companies involved in the exploration, mining, development, production and distribution of gold ("gold stocks"); zero coupon securities and domestic money market instruments. See "Investment Methods and Risk Factors" in the Prospectus and this Statement of Additional Information for a discussion of the additional risks associated with investment in foreign securities, and see the discussion of the risks associated with investment in gold stocks below.
     Investment in gold stocks presents risks, because the prices of gold have fluctuated substantially over short periods of time. Prices may be affected by unpredictable monetary and political policies, such as currency devaluations or revaluations, economic and social conditions within an individual country, trade imbalances, or trade or currency restrictions between countries. The unstable political and social conditions in South Africa and unsettled political conditions prevailing in neighboring countries may have disruptive effects on the market prices of securities of South African companies.
     The Series is not required to maintain a portion of its assets in each of the permitted investment categories. The Series, however, under normal circumstances maintains a minimum of 35% of its total assets in equity securities and 10% in debt securities. The Series will not invest more than 55% of its total assets in money market instruments (except when in a temporary defensive position), more than 80% of its total assets in foreign securities, nor more than 20% of its total assets in gold stocks.
     The Series' Sub-Adviser, Meridian Investment Management Company ("Meridian"), conducts quantitative investment research and uses the research to strategically allocate the Series' assets among the investment categories identified above, primarily on the basis of a quantitative asset allocation model. With respect to equity securities, the model analyzes a large number of equity securities based on the following factors: current earnings, earnings history, long-term earnings projections, current price, and price momentum. Meridian then determines which sectors within an identified investment category are deemed to be the most attractive relative to other sectors. For example, the model may indicate that a portion of the Series' assets should be invested in the domestic equity category of the market and within this category that pharmaceutical stocks represent a sector with an attractive total return potential.

     Meridian identifies sectors of the domestic and international economy in which the Series will invest and then determines which equity securities to purchase within the identified sectors.
     With respect to the selection of debt securities for the Series, the asset allocation model provided by Meridian, analyzes the prices of commodities and finished goods to arrive at an interest rate projection. The Investment Manager will determine the portion of the portfolio to allocate to debt securities and the duration of those securities based on the model's interest rate projections. Gold stocks and REITs will be analyzed in a manner similar to that used for equity securities. Money market instruments will be analyzed based on current returns and the current yield curve. The asset allocation model used by the Series may evolve over time or be replaced by other stock selection techniques. There is no assurance that the model will correctly predict market trends or enable the Series to achieve its investment objective.
     The debt securities in which the Series may invest will, at the time of investment, consist of "investment grade" bonds, which are bonds rated BBB or better by S&P or Baa or better by Moody's or that are unrated by S&P and Moody's but considered by the Investment Manager to be of equivalent credit quality. Securities rated BBB by S&P or Baa by Moody's have speculative characteristics and may be more susceptible than higher grade bonds to adverse economic conditions or other adverse circumstances which may result in a weakened capacity to make principal and interest payments.
     The Series may invest in investment grade mortgage-backed securities
(MBSs), including mortgage pass-through securities and collateralized mortgage obligations (CMOs). The Series will not invest in an MBS if, as a result of such investment, more than 25% of its total assets would be invested in MBSs, including CMOs and mortgage pass-through securities. For a discussion of MBSs and the risks associated with such securities, see "Investment Methods and Risk Factors" - "Mortgage-Backed Securities" in the Prospectus and this Statement of Additional Information.
     The Series may invest in zero coupon securities which are debt securities that pay no cash income but are sold at substantial discounts from their face value. Certain zero coupon securities also are sold at substantial discounts but provide for the commencement of regular interest payments at a deferred date. See "Investment Methods and Risk Factors" for a discussion of zero coupon securities.
     The Series may write covered call options and purchase put options on securities, financial indices and foreign currencies and may enter into futures contracts. The Series may buy and sell futures contracts (and options on such contracts) to manage exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets. It is the Series' operating policy that initial margin deposits and premiums on options used for non-hedging purposes will not equal more than 5% of the Series' net assets. The total market value of securities against which the Series has written call options may not exceed 25% of its total assets.
The Series will not commit more than 5% of its total assets to premiums when purchasing put options. Futures contracts and options may not always be successful hedges and their prices can be highly volatile. Using futures contracts and options could lower the Series' total return and the potential loss from the use of futures can exceed the Series' initial investment in such contracts. Futures contracts and options and the risks associated with such instruments are described in further detail under "Investment Methods and Risk Factors."

SERIES N (MANAGED ASSET ALLOCATION SERIES)

     The investment objective of Series N is to seek a high level of total return by investing primarily in a diversified group of fixed income and equity securities.
     The Series is designed to balance the potential appreciation of common stocks with the income and principal stability of bonds over the long term. Over the long term, the Series expects to allocate its assets so that approximately 40% of such assets will be in the fixed income sector (as defined below) and approximately 60% in the equity sector (as defined below). This mix may vary over shorter time periods within the ranges set forth below:

                                     Range
                                     -----
               Fixed Income Sector  30-50%
               Equity Sector        50-70%

The primary consideration in varying from the 60-40 allocation will be the outlook of the Series' Sub-Adviser, T. Rowe Price Associates, Inc. ("T. Rowe Price"), for the different markets in which the Series invests. Shifts between the fixed income and equity sectors will normally be done gradually and T. Rowe Price will not attempt to precisely "time" the market. There is, of course no guarantee that T. Rowe Price's gradual approach to allocating the Series' assets will be successful in achieving the Series' objective. The Series will maintain cash reserves to facilitate the Series' cash flow needs (redemptions, expenses and purchases of Series securities) and it may invest in cash reserves without limitation for temporary defensive purposes.
     Assets allocated to the fixed income portion of the Series primarily will be invested in U.S. and foreign investment grade bonds, high yield bonds, short-term investments and currencies, as needed to gain exposure to foreign markets. Assets allocated to the equity portion of the Series will be allocated among U.S. and non-dollar large- and small-cap companies, currencies and futures.
     The Series' fixed income sector will be allocated among investment grade, high yield, U.S. and non-dollar debt securities and currencies generally within the ranges indicated below:

                                   Range
                                   -----
                Investment Grade  50-100%
                High Yield         0-30%
                Non-dollar         0-30%
                Cash Reserves      0-20%

Investment grade debt securities include long, intermediate and short-term investment grade debt securities (e.g., AAA, AA, A or BBB by S&P or if not rated, of equivalent investment quality as determined by T. Rowe Price). The weighted average maturity for this portion (investment grade debt securities) of the Series' portfolio is generally expected to be intermediate (3-10 years), although it may vary significantly. Non-dollar debt securities include non-dollar denominated government and corporate debt securities or currencies of at least three countries. See "Investment Methods and Risk Factors" - "Certain Risks of Foreign Investing" for a discussion of the risks involved in foreign investing. High-yield securities include high-yielding, income-producing debt securities in the lower rating categories (commonly referred to as "junk bonds") and preferred stocks including convertible securities. High yield bonds may be purchased without regard to maturity; however, the average maturity is expected to be approximately 10 years, although it may vary if market conditions warrant. Quality will generally range from lower-medium to low and the Series may also purchase bonds in default if, in the opinion of T. Rowe Price, there is significant potential for capital appreciation. Lower-rated debt obligations are generally considered to be high risk investments. See "Investment Methods and Risk Factors" for a discussion of the risks involved in investing in high-yield, lower-rated debt securities. Securities which may be held as cash reserves include liquid short-term investments of one year or less having the highest ratings by at least one established rating organization, or if not rated, of equivalent investment quality as determined by T. Rowe Price. The Series may use currencies to gain exposure to an international market prior to investing in non-dollar securities.
     The Series' equity sector will be allocated among large and small capital ("Large Cap" and "Small Cap" respectively) U.S. and non-dollar equity securities, currencies and futures, generally within the ranges indicated below:

                Large Cap   45-100%
                Small Cap    0-30%
                Non-dollar   0-35%

     Large Cap securities generally include stocks of well-established companies with capitalization over $1 billion which can produce increasing dividend income.
     Non-dollar securities include foreign currencies and common stocks of established non-U.S. companies. Investments may be made solely for capital appreciation or solely for income or any combination of both for the purpose of achieving a higher overall return. T. Rowe Price intends to diversify the non-dollar portion of the Series' portfolio broadly among countries and to normally have at least three different countries represented. The countries of the Far East and Western Europe as well as South Africa, Australia, Canada, and other areas

(including developing countries) may be included. Under unusual circumstances, however, investment may be substantially in one or two countries.
     Futures may be used to gain exposure to equity markets where there is insufficient cash to purchase a diversified portfolio of stocks. Currencies may also be held to gain exposure to an international market prior to investing in a non-dollar stock.
     Small Cap securities include common stocks of small companies or companies which offer the possibility of accelerated earnings growth because of rejuvenated management, new products or structural changes in the economy. Current income is not a factor in the selection of these stocks. Higher risks are often associated with small companies. These companies may have limited product lines, markets and financial resources, or they may be dependent on a small or inexperienced management group. In addition, their securities may trade less frequently and in limited volume and move more abruptly than securities of larger companies. However, securities of smaller companies may offer greater potential for capital appreciation since they are often overlooked or undervalued by investors.
     Until the Series reaches approximately $30 million in assets, the composition of the Series' portfolio may vary significantly from the percent limitations and ranges above. This might occur because, at lower asset levels, the Series may be unable to prudently achieve diversification among the described asset classes. During this initial period, the Series may use futures contracts and purchase foreign currencies to a greater extent than it will once the start-up period is over.
     The Series may invest up to 35% of its total assets in U.S. dollar-denominated and non-U.S. dollar-denominated securities issued by foreign issuers. Some of the countries in which the Series may invest may be considered to be developing and may involve special risks. For a discussion of the risks involved in investment in foreign securities, see "Investment Methods and Risk Factors" - "Certain Risks of Foreign Investing."
     The Series' foreign investments are also subject to currency risk described under "Investment Methods and Risk Factors" - "Currency
Fluctuations." To manage this risk and facilitate the purchase and sale of foreign securities, the Series may engage in foreign currency transactions involving the purchase and sale of forward foreign currency exchange contracts. Although forward currency transactions will be used primarily to protect the Series from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted and the Series' total return could be adversely affected as a result. For a discussion of forward currency transactions and the risks associated with such transactions, see "Investment Methods and Risk Factors" - "Forward Currency Contracts and Related Options" and "Purchase and Sale of Currency Futures Contracts and Related Options." Purchases by the Series of currencies in substitution of purchases of stocks and bonds will subject the Series to risks different from a fund invested solely in stocks and bonds.
     The Series' investments include, but are not limited to, equity and fixed income securities of any type and the Series may utilize the investment methods and investment vehicles described below.
     The Series may enter into futures contracts (a type of derivative) (or options thereon) to hedge all or a portion of its portfolio, as a hedge against changes in prevailing levels of interest rates or currency exchange rates, or as an efficient means of adjusting its exposure to the bond, stock, and currency markets. The Series will not use futures contracts for leveraging purposes. The Series will limit its use of futures contracts so that initial margin deposits or premiums on such contracts used for non-hedging purposes will not equal more than 5% of the Series' net asset value. The Series may also write call and put options and purchase put and call options on securities, financial indices, and currencies. The aggregate market value of the Series' portfolio securities or currencies covering call or put options will not exceed 25% of the Series' net assets. The Series may enter into foreign futures and options transactions. As part of its investment program and to maintain greater flexibility, the Series may invest in instruments which have the characteristics of futures, options and securities, known as "hybrid instruments." For a discussion of such instruments and the risks involved in investing therein, see "Investment Methods and Risk Factors" -- "Hybrid Instruments."
     The Series may acquire illiquid securities in an amount not exceeding 15% of net assets. Because an active trading market does not exist for such securities the sale of such securities may be subject to delay and additional costs. The Series will not invest more than 5% of its total assets in restricted securities (other than securities eligible for resale under Rule
144A of the Securities Act of 1933). Series N may invest in securities on a "when-

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SERIES N (CONTINUED)

issued" or "delayed delivery basis" in excess of customary settlement periods for the type of security involved. For a discussion of restricted and when-issued securities, see "Investment Methods and Risk Factors."
     The Series may invest in asset-backed securities, which securities involve certain risks. For a discussion of asset-backed securities and the risks involved in investment in such securities, see the discussion under "Investment Methods and Risk Factors." The Series may invest in mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or institutions such as banks, insurance companies and savings and loans. Some of these securities, such as GNMA certificates, are backed by the full faith and credit of the U.S. Treasury while others, such as Freddie Mac certificates, are not. The Series may also invest in collateralized mortgage obligations (CMOs) and stripped mortgage securities (a type of derivative). Stripped mortgage securities are created by separating the interest and principal payments generated by a pool of mortgage-backed bonds to create two classes of securities, "interest only" (IO) and "principal only" (PO) bonds. There are risks involved in mortgage-backed securities, CMOs and stripped mortgage securities. See "Investment Methods and Risk Factors" for an additional discussion of such securities and the risks involved therein.
     The Series may invest in zero coupon securities which are debt securities that pay no cash income but are sold at substantial discounts from their face value. Certain zero coupon securities also are sold at substantial discounts but provide for the commencement of regular interest payments at a deferred date. See "Investment Methods and Risk Factors" for a discussion of zero coupon securities.
     While the Series will remain invested in primarily common stocks and bonds, it may, for temporary defensive purposes, invest in cash reserves without limitation. The Series may establish and maintain reserves as T. Rowe Price believes is advisable to facilitate the Series' cash flow needs. Cash reserves include money market instruments, including repurchase agreements, in the two highest categories. Short-term securities may be held in the equity sector as collateral for futures contracts. These securities are segregated and may not be available for the Series' cash flow needs.
     The Series may invest in debt or preferred equity securities convertible into or exchangeable for equity securities and warrants. As a fundamental policy, for the purpose of realizing additional income, the Series may lend securities with a value of up to 33 1/3% of its total assets to broker-dealers, institutional investors, or other persons. Any such loan will be continuously secured by collateral at least equal to the value of the securities loaned.
For a discussion of the limitations on lending and risks of lending, see "Investment Methods and Risk Factors" - "Lending of Portfolio Securities." The Series may also invest in real estate investment trusts (REITs). For a discussion of REITs and certain risks involved therein, see this Statement of Additional Information and the Fund's Prospectus under "Investment Methods and Risk Factors."
     FIXED INCOME SECURITIES. Fixed income securities in which the Series may invest include, but are not limited to, those described below.
     U.S. GOVERNMENT OBLIGATIONS. Bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in the length of their maturities.
     U.S. GOVERNMENT AGENCY SECURITIES. Issued or guaranteed by U.S. Government sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury, and the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.
     BANK OBLIGATIONS. Certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposits may have fixed or variable rates. The Series may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks.
     SAVINGS AND LOAN OBLIGATIONS. Negotiable certificates of deposit and other short-term debt obligations of savings and loan associations.
     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed

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SERIES N (CONTINUED)

through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Series invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.
     MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are securities representing interest in a pool of mortgages. After purchase by the Series, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Series. Neither event will require a sale of such security by the Series. However, T. Rowe Price will consider such event in its determination of whether the Series should continue to hold the security. To the extent that the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Series will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Fund's Prospectus.
     The Series may also invest in the securities of certain supranational entities, such as the International Development Bank.
     For a discussion of mortgage-backed securities and certain risks involved therein, see this Statement of Additional Information and the Fund's Prospectus under "Investment Methods and Risk Factors."
     ASSET-BACKED SECURITIES. The Series may invest a portion of its assets in debt obligations known as asset-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity.
     AUTOMOBILE RECEIVABLE SECURITIES. The Series may invest in asset-backed securities which are backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles ("Automobile Receivable Securities").
     CREDIT CARD RECEIVABLE SECURITIES. The Series may invest in asset-backed securities backed by receivables from revolving credit card agreements ("Credit Card Receivable Securities").
     OTHER ASSETS. T. Rowe Price anticipates that asset-backed securities backed by assets other than those described above will be issued in the future. The Series may invest in such securities in the future if such investment is otherwise consistent with its investment objective and policies. For a discussion of these securities, see this Statement of Additional Information and the Fund's Prospectus under "Investment Methods and Risk Factors."
     In addition to the investments described in the Fund's Prospectus, the Series may invest in the following:
     ADDITIONAL FUTURES AND OPTIONS CONTRACTS. Although the Series has no current intention of engaging in financial futures or options transactions other than those described above, it reserves the right to do so. Such futures or options trading might involve risks which differ from those involved in the futures and options described above.

SERIES O (EQUITY INCOME SERIES)

     The investment objective of Series O is to seek to provide substantial dividend income and also capital appreciation by investing primarily in dividend-paying common stocks of established companies. In pursuing its objective, the Series emphasizes companies with favorable prospects for increasing dividend income, and secondarily, capital appreciation. Over time, the income component (dividends and interest earned) of the Series' investments is expected to be a significant contributor to the Series' total return. The Series' income yield is expected to be significantly above that of the Standard and Poor's 500 Stock Index ("S&P 500"). Total return is expected to consist primarily of dividend income and secondarily of capital appreciation (or depreciation).
     The Series may invest up to 35% of its total assets in U.S. dollar denominated and non U.S. dollar denominated securities issued by foreign issuers. For a discussion of the risks involved in foreign securities investments, see this Statement of Additional Information and the Prospectus under "Investment Methods and Risk Factors."

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SERIES O (CONTINUED)

     The investment program of the Series is based on several premises. First, the Series' Sub-Adviser, T. Rowe Price, believes that, over time, dividend income can account for a significant component of the total return from equity investments. Second, dividends are normally a more stable and predictable source of return than capital appreciation. While the price of a company's stock generally increases or decreases in response to short-term earnings and market fluctuations, its dividends are generally less volatile. Finally, T. Rowe Price believes that stocks which distribute a high level of current income tend to have less price volatility than those which have below average dividends.
     To achieve its objective, the Series, under normal circumstances, will invest at least 65% of its assets in income-producing common stocks, whose prospects for dividend growth and capital appreciation are considered favorable by T. Rowe Price. To enhance capital appreciation potential, the Series also uses a value-oriented approach, which means it invests in stocks it believes are currently undervalued in the market place. The Series' investments will generally be made in companies which share some of the following characteristics: established operating histories; above-average current dividend yields relative to the S&P 500; low price-earnings ratios relative to the S&P 500; sound balance sheets and other financial characteristics; and low stock price relative to company's underlying value as measured by assets, earnings, cash flow or business franchises.
     The Series may also invest its assets in fixed income securities (corporate, government, and municipal bonds of various maturities). The Series would invest in municipal bonds when the expected total return from such bonds appears to exceed the total returns obtainable from corporate or government bonds of similar credit quality.
     Series O may invest in debt securities of any type without regard to quality or rating. Such securities would be purchased in companies which meet the investment criteria for the Series. Such securities may include securities rated below investment grade (e.g., securities rated Ba or lower by Moody's or BB or lower by S&P). The Series will not purchase such a security (commonly referred to as a "junk bond") if immediately after such purchase the Series would have more than 10% of its total assets invested in such securities. See "Investment Methods and Risk Factors" - "Special Risks Associated with Low-Rated and Comparable Unrated Debt Securities" for a discussion of the risks associated with investing in such securities.
     Although the Series will invest primarily in U.S. common stocks, it may also purchase other types of securities, for example, foreign securities, convertible securities, real estate investment trusts (REITs) and warrants, when considered consistent with the Series' investment objective and program. The Series' investments in foreign securities include non-dollar denominated securities traded outside of the U.S. and dollar denominated securities traded in the U.S. (such as ADRs). The Series may invest up to 25% of its total assets in foreign securities. See the discussions of the risks associated with investing in foreign securities under "American Depositary Receipts," "Currency Fluctuations" and "Certain Risks of Foreign Investing."
     The Series may also engage in a variety of investment management practices, such as buying and selling futures and options. The Series may buy and sell futures contracts (and options on such contracts) to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting its overall exposure to certain markets. The Series may purchase or write (sell) call and put options on securities, financial indices, and foreign currencies. It is the Series' operating policy that initial margin deposits and premiums on options used for non-hedging purposes will not equal more than 5% of the Series' net asset value and, with respect to options on securities, the total market value of securities against which the Series has written call or put options may not exceed 25% of its total assets. The Series will not commit more than 5% of its total assets to premiums when purchasing call or put options. The Series may also invest up to 10% of its total assets in hybrid instruments which are described under "Investment Methods and Risk Factors" - "Hybrid Instruments." Also see the discussions of futures, options and forward currency transactions under "Investment Methods and Risk Factors."
     The Series may also invest in restricted securities described under "Investment Methods and Risk Factors." The Series' investment in such securities, other than Rule 144A securities, is limited to 5% of its net assets. Series O may invest in securities on a "when-issued" or "delayed delivery basis" as discussed in "Invesetment Methods and Risk Factors." The Series may borrow up to 33 1/3% of its total assets; however, the Series may not purchase securities when borrowings exceed 5% of its total assets. The Series may hold a certain portion of its assets in money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. For temporary, defensive purposes, the Series may invest without limitation in such

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SERIES O (CONTINUED)

securities. The Series may lend securities to broker-dealers, other institutions, or other persons to earn additional income. The value of loaned securities may not exceed 33 1/3% of the Series' total assets. See "Investment Methods and Risk Factors" - "Lending of Portfolio Securities" for a discussion of the risks associated with securities lending.

SERIES P (HIGH YIELD SERIES)

     The investment objective of Series P is to seek high current income. Capital appreciation is a secondary objective. Under normal circumstances, the Series will seek its investment objective by investing primarily in a broad range of income producing securities, including (i) higher yielding, higher risk, debt securities (commonly referred to as "junk bonds"); (ii) preferred stock; (iii) securities issued by foreign governments, their agencies and instrumentalities, and foreign corporations, provided that such securities are denominated in U.S. dollars; (iv) mortgage-backed securities ("MBSs"); (v) asset-backed securities; (vi) securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, including Treasury bills, certificates of indebtedness, notes and bonds; (vii) securities issued or guaranteed by, the Dominion of Canada or provinces thereof; and (viii) zero coupon securities. Series P may also invest up to 35% of its assets in common stocks (which may include ADRs), warrants and rights. Under normal circumstances, at least 65% of the Series' total assets will be invested in high-yielding, high risk debt securities.
     Series P may invest up to 100% of its assets in debt securities that, at the time of purchase, are rated below investment grade ("high yield securities" or "junk bonds"), which involve a high degree of risk and are predominantly speculative. For a description of debt ratings and a discussion of the risks associated with investing in junk bonds, see "Investment Methods and Risk Factors." Included in the debt securities which the Series may purchase are convertible bonds, or bonds with warrants attached. A "convertible bond" is a bond, debenture, or preferred share which may be exchanged by the owner for common stock or another security, usually of the same company, in accordance with the terms of the issue. A "warrant" confers upon the holder the right to purchase an amount of securities at a particular time and price. See "Investment Methods and Risk Factors" for a discussion of the risks associated with such securities.
     The Series may purchase securities which are obligations of, or guaranteed by, the Dominion of Canada or provinces thereof and debt securities issued by Canadian corporations. Canadian securities will not be purchased if subject to the foreign interest equalization tax and unless payable in U.S. dollars. The Series may also invest in debt securities issued by foreign governments (including Brady Bonds), their agencies and instrumentalities and foreign corporations (including those in emerging markets), provided such securities are denominated in U.S. dollars. The Series' investment in foreign securities, excluding Canadian securities, will not exceed 25% of the Series' net assets. See "Investment Methods and Risk Factors" for a discussion of the risks associated with investing in foreign securities, Brady Bonds and emerging markets.
     The Series may invest in MBSs, including mortgage pass-through securities and collateralized mortgage obligations (CMOs). The Series may invest in securities known as "inverse floating obligations," "residual interest bonds," and "interest only" (IO) and "principal only" (PO) bonds, the market values of which generally will be more volatile than the market values of most MBSs.
This is due to the fact that such instruments are more sensitive to interest rate changes and to the rate of principal prepayments than are most other MBSs. The Series will hold less than 25% of its net assets in MBSs. For a discussion of MBSs and the risks associated with such securities, see "Investment Methods and Risk Factors."
     The Series may also invest in asset-backed securities. These include secured debt instruments backed by automobile loans, credit card loans, home equity loans, manufactured housing loans and other types of secured loans providing the source of both principal and interest payments. Asset-backed securities are subject to risks similar to those discussed with respect to MBSs. See "Investment Methods and Risk Factors."
     The Series may invest in U.S. Government securities. U.S. Government securities include bills, certificates of indebtedness, notes and bonds issued by the Treasury or by agencies or instrumentalities of the U.S. Government.
     The Series may invest in zero coupon securities which are debt securities that pay no cash income but are sold at substantial discounts from their face value. Certain zero coupon securities also are sold at substantial discounts but provide for the commencement of regular interest payments at a deferred date. See "Investment Methods and Risk Factors" for a discussion of zero coupon securities.
     Series P may acquire certain securities that are restricted as to disposition under federal securities laws, including securities eligible for resale to qualified institutional investors pursuant to Rule 144A under the Securities Act of 1933, subject to the Series' policy that not more than 15% of the Series' net assets will be invested in illiquid assets. See "Investment Methods and Risk Factors" for a discussion of restricted securities.
     Series P may purchase securities on "when-issued" or "delayed delivery basis" in excess of customary settlement periods for the type of security involved. The Series may also purchase or sell securities on a "forward commitment" basis and may enter into "repurchase agreements," "reverse repurchase agreements" and "roll transactions." The Series may lend securities to broker/dealers, other institutions or other persons to earn additional income. The value of loaned securities may not exceed 33 1/3% of the Series' total assets. In addition, the Series may purchase loans, loan participations and other types of direct indebtedness.
     The Series may enter into futures contracts (a type of derivative) (or options thereon) to hedge all or a portion of its portfolio, as a hedge against changes in prevailing levels of interest rates or as an efficient means of adjusting its exposure to the bond market. The Series will not use futures contracts for leveraging purposes. The Series will limit its use of futures contracts so that initial margin deposits or premiums on such contracts used for non-hedging purposes will not equal more than 5% of the Series' net asset value. The Series may purchase call and put options and write such options on a "covered" basis. The Series may also enter into interest rate and index swaps and purchase or sell related caps, floors and collars. The aggregate market value of the Series' portfolio securities covering call or put options will not exceed 25% of the Series' net assets. See "Investment Methods and Risk Factors" for a discussion of the risks associated with these types of investments.
     The Series' investment in warrants, valued at the lower of cost or market, will not exceed 5% of the Series' net assets. Included within this amount, but not to exceed 2% of the Series' net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the Series in units or attached to securities may be deemed to be without value.
     From time to time, Series P may invest part or all of its assets in U.S. Government securities, commercial notes or money market instruments. It is anticipated that the weighted average maturity of the Series portfolio will range from 5 to 15 years under normal circumstances.

SERIES S (SOCIAL AWARENESS SERIES)

     The investment objective of Series S is to seek capital appreciation. In seeking its objective, Series S will invest in various types of securities which meet certain social criteria established for the Series. Series S will invest in a diversified portfolio of common stocks (which may include ADRs), convertible securities, preferred stocks and debt securities. See "Investment Methods and Risk Factors" - "American Depositary Receipts." From time to time, the Series may purchase government bonds or commercial notes on a temporary basis for defensive purposes.
     Series S will seek investments that comply with the Series' social criteria and that offer investment potential. Because of the limitations on investment imposed by the social criteria, the availability of investment opportunities for the Series may be limited as compared to those of similar funds which do not impose such restrictions on investment.
     Securities selected for their appreciation possibilities will be primarily common stocks or other securities having the investment characteristics of common stocks, such as securities convertible into common stocks. Securities will be selected on the basis of their appreciation and growth potential. Securities considered to have capital appreciation and growth potential will often include securities of smaller and less mature companies. Such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but may also involve greater risk. They may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on smaller securities exchanges. As a result, the securities of smaller companies may have limited marketability and may be subject to more abrupt or erratic changes in value than securities of larger, more established companies. The Series may also invest in larger companies where opportunities for above-average capital appreciation appear favorable and the Series' social criteria are satisfied.

     Series S may enter into futures contracts (a type of derivative) (or options thereon) to hedge all or a portion of its portfolio or as an efficient means of adjusting its exposure to the stock market. The Series will limit its use of futures contracts so that initial margin deposits or premiums on such contracts used for non-hedging purposes will not equal more than 5 percent of the Series' net assets. The Series may also write call and put options on a covered basis and purchase put and call options on securities and financial indices. The aggregate market value of the Series' portfolio securities covering call or put options will not exceed 25 percent of the Series' net assets. See the discussion of options and futures contracts under "Investment Methods and Risk Factors."
     Series S will not invest in securities of companies that engage in the production of nuclear energy, alcoholic beverages or tobacco products.
     In addition, the Series will not invest in securities of companies that significantly engage in: (1) the manufacture of weapon systems; (2) practices that, on balance, have a detrimental effect on the environment; or (3) the gambling industry. Series S will monitor the activities identified above to determine whether they are significant to an issuer's business. Significance may be determined on the basis of the percentage of revenue generated by, or the size of operations attributable to, such activities. The Series may invest in an issuer that engages in the activities set forth above, in a degree that is not deemed significant by the Investment Manager. In addition, the Series will seek out companies that have contributed substantially to the communities in which they operate, have a positive record on employment relations, have made substantial progress in the promotion of women and minorities or in the implementation of benefit policies that support working parents, or have taken notably positive steps in addressing environmental challenges.
     The Investment Manager will evaluate an issuer's activities to determine whether it engages in any practices prohibited by the Series' social criteria. In addition to its own research with respect to an issuer's activities, the Investment Manager will also rely on other organizations that publish information for investors concerning the social policy implications of corporate activities. The Investment Manager may rely upon information provided by advisory firms that provide social research on U.S. corporations, such as Kinder, Lydenberg, Domini & Co., Inc., Franklin Insight, Inc. and Prudential-Bache Capital Funding. Investment selection on the basis of social attributes is a relatively new practice and the sources for this type of information are not well established. The Investment Manager will continue to identify and monitor sources of such information to screen issuers which do not meet the social investment restrictions of the Series.
     If after purchase of an issuer's securities by Series S, it is determined that such securities do not comply with the Series' social criteria, the securities will be eliminated from the Series' portfolio within a reasonable time. This requirement may cause the Series to dispose of a security at a time when it may be disadvantageous to do so.

SERIES V (VALUE SERIES)

     The investment objective of Series V is to seek long-term growth of capital. Series V will seek to achieve its objective through investment in a diversified portfolio of securities. Under normal circumstances the Series will consist primarily of various types of common stock, which may include ADRs, and securities convertible into common stocks which the Investment Manager believes are undervalued relative to assets, earnings, growth potential or cash flows. See the discussion of ADRs under "Investment Methods and Risk Factors." Under normal circumstances, the Series will invest at least 65 percent of its assets in the securities of companies which the Investment Manager believes are undervalued.
     Series V may also invest in (i) preferred stocks; (ii) warrants; and (iii) investment grade debt securities (or unrated securities of comparable quality). The Series may purchase securities on a "when-issued" or "delayed delivery basis" in excess of customary settlement periods for the type of security involved. The Series may purchase securities which are restricted as to disposition under the federal securities laws, provided that such securities are eligible for resale to qualified institutional investors pursuant to Rule 144A under the Securities Act of 1933 and subject to the Series' policy that not more than 15 percent of its total assets will be invested in illiquid securities. Series V reserves the right to invest its assets temporarily in cash and money market instruments when, in the opinion of the Investment Manager, it is advisable to do so on account of current or anticipated market conditions. The Series may utilize repurchase agreements on an overnight basis or bank demand accounts, pending investment in securities or to meet potential redemptions or expenses. See the discussion of when-issued securities, Rule 144A securities and repurchase agreements under "Investment Methods and Risk Factors."

SERIES X (SMALL CAP SERIES)

     The investment objective of Series X is to seek long-term growth of capital. The Series invests primarily in equity securities of small market capitalization companies ("small company stocks"). Market capitalization means the total market value of a company's outstanding common stock. The Series anticipates that under normal market conditions, the Series will invest at least 65% of its assets in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase.
The equity securities in which the Series may invest include common stocks, preferred stocks (both convertible and non-convertible), warrants and rights.
It is anticipated that the Series will invest primarily in companies whose securities are traded on foreign or domestic stock exchanges or in the over-the-counter market ("OTC"). The Series also may invest in securities of emerging growth companies, some of which may have market capitalizations over $1 billion. Emerging growth companies are companies which have passed their start-up phase and which show positive earnings and prospects of achieving significant profit and gain in a relatively short period of time.

     Under normal conditions, the Series intends to invest primarily in small company stocks; however, the Series is also permitted to invest up to 35% of its assets in equity securities of domestic and foreign issuers with a market capitalization of more than $1 billion at the time of purchase, debt obligations and domestic and foreign money market instruments, including bankers acceptances, certificates of deposit and discount notes of U.S. Government securities. Debt obligations in which the Series may invest will be investment grade debt obligations, although the Series may invest up to 5% of its assets in non-investment grade debt obligations. In addition, for temporary or emergency purposes, the Series can invest up to 100% of total assets in cash, cash equivalents, U.S. Government securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by these types of securities. The Series also may invest in reverse repurchase and agreements and shares of other non-affiliated investment companies. See the discussion of such securities under "Investment Methods and Risk Factors."

     The Series may purchase an unlimited number of foreign securities, including securities of companies in emerging markets. The Series may invest in foreign securities, either directly or indirectly through the use of depositary receipts. Depositary receipts, including American Depositary Receipts ("ADRs"), European Depository Receipts and American Depository Shares are generally issued by banks or trust companies and evidence ownership of underlying foreign securities. The Series also may invest in securities of foreign investment funds or trusts (including passive foreign investment companies). See the discussion of foreign securities, emerging growth stocks, currency risk and ADRs under "Investment Methods and Risk Factors."

     Some of the countries in which the Series may invest may not permit direct investment by outside investors. Investment in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the Investment Company Act of 1940. See "Investment Methods and Risk Factors" - "Shares of Other Investment Companies" in the Prospectus for more information.

     The Series may purchase and sell foreign currency on a spot basis and may engage in forward currency contracts, currency options and futures transactions for hedging or risk management purposes. See the discussion of such transactions and currency risk under "Investment Methods and Risk Factors."
     At various times the Series may invest in derivative instruments for hedging or risk management purposes or for any other permissible purpose consistent with the Series' investment objective. Derivative transactions in which the Series may engage include the writing of covered put and call options on securities and the purchase of put and call options thereon, the purchase of put and call options on securities indexes and exchange-traded options on currencies and the writing of put and call options on securities indexes. The Series may enter into spread transactions and swap agreements. The Series also may buy and sell financial futures contracts which may include interest-rate futures, futures on currency exchanges, and stock and bond index futures contracts. The Series may enter into any futures contracts and related options without limit for "bona fide hedging" purposes (as defined in the Commodity Futures Trading Commission regulations) and for other permissible purposes, provided that aggregate initial margin and premiums on positions engaged in for purposes other than "bona fide hedging" will not exceed 5% of its net asset value, after taking into account unrealized profits and losses on such contracts. See "Investment Methods and Risk Factors" for more information on options, futures and other derivative instruments.
     The Series may acquire warrants which are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. The Series may purchase warrants, valued at the lower of cost or market value, of up to 5% of the Series' net assets. Included in that amount, but not to exceed 2% of the Series' net assets, may be warrants that are not listed on any recognized U.S. or foreign stock exchange. Warrants acquired by the Series in units or attached to securities are not subject to these restrictions.
     The Series may engage in short selling against the box, provided that no more that 15% of the value of the Series' net assets is in deposits on short sales against the box at any one time. The Series also may invest in real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments. See the discussion of real estate securities under "Investment Methods and Risk Factors."
     The Series may invest in restricted securities, including Rule 144A securities. See the discussion of restricted securities under "Investment Methods and Risk Factors." The Series also may invest without limitation in securities purchased on a when-issued or delayed delivery basis as discussed under "Investment Methods and Risk Factors."
     While there is careful selection and constant supervision by the Series' Sub-Adviser, Strong Capital Management, Inc. ("Strong"), there can be no guarantee that the Series' objective will be achieved. Strong invests in companies whose earnings are believed to be in a relatively strong growth trend, and, to a lesser extent, in companies in which significant further growth is not anticipated but which are perceived to be undervalued. In identifying companies with favorable growth prospects, Strong considers factors such as prospects for above-average sales and earnings growth; high return on invested capital; overall financial strength; competitive advantages, including innovative products and services; effective research, product development and marketing; and stable, capable management.
     Investing in securities of small-sized and emerging growth companies may involve greater risks than investing in larger, more established issuers since these securities may have limited marketability and, thus, they may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Series to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized companies than for larger, more established ones.
     Securities of issuers in "special situations" also may be more volatile, since the market value of these securities may decline in value if the anticipated benefits do not materialize. Companies in "special situations" include, but are not limited to, companies involved in an acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer, a breakup or workout of a holding company; litigation which, if resolved favorably, would improve the value of the companies' securities; or a change in corporate control.
     Although investing in securities of emerging growth companies or issuers in "special situations" offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Series may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies.

INVESTMENT METHODS AND RISK FACTORS

     Some of the risk factors related to certain securities, instruments and techniques that may be used by one or more of the Series are described in the "Investment Objectives and Policies" and "Investment Methods and Risk

Factors" sections of the Prospectus and in this Statement of Additional Information. The following is a description of certain additional risk factors related to various securities, instruments and techniques. The risks so described only apply to those Series which may invest in such securities and instruments or which use such techniques. Also included is a general description of some of the investment instruments, techniques and methods which may be used by one or more of the Series. The methods described only apply to those Series which may use such methods. Although a Series may employ the techniques, instruments and methods described below, consistent with its investment objective and policies and any applicable law, no Series will be required to do so.
     AMERICAN DEPOSITARY RECEIPTS. Each of the Series (except Series C and E) of the Fund may purchase American Depositary Receipts ("ADRs") which are issued generally by U.S. banks and which represent the deposit with the bank of a foreign company's securities. ADRs are publicly traded on exchanges or over-the-counter in the United States. Investors should consider carefully the substantial risks involved in investing in securities issued by companies of foreign nations, which are in addition to the usual risks inherent in domestic investments. ADRs and European Depositary Receipts ("EDRs") or other securities convertible into securities of issuers based in foreign countries are not necessarily denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs (also referred to as Continental Depositary Receipts ("CDRs"), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. For purposes of the Series' investment policies, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR or EDR representing ownership of common stock will be treated as common stock.
     Depositary receipts are issued through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the cost of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

     SHARES OF OTHER INVESTMENT COMPANIES. Certain of the Series may invest in shares of other investment companies. The Series' investment in shares of other investment companies may not exceed immediately after purchase 10 percent of the Series' total assets and no more than 5 percent of its total assets may be invested in the shares of any one investment company. Investment in the shares of other investment companies has the effect of requiring shareholders to pay the operating expenses of two mutual funds.

     REPURCHASE AGREEMENTS. A repurchase agreement involves a purchase by the Series of a security from a selling financial institution (such as a bank, savings and loan association or broker-dealer) which agrees to repurchase such security at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The resale price is in excess of the purchase price and reflects an agreed upon yield effective for the period of time the Series' money is invested in the security.
     Currently, Series A, B, C, E, S, J, P and V may enter into repurchase agreements only with federal reserve system member banks with total assets of at least one billion dollars and equity capital of at least one hundred million dollars and "primary" dealers in U.S. Government securities. These Series may enter into repurchase agreements, fully collateralized by U.S. Government or agency securities, only on an overnight basis.
     Repurchase agreements are considered to be loans by the Fund under the Investment Company Act of 1940. Engaging in any repurchase transaction will be subject to any rules or regulations of the Securities and Exchange Commission or other regulatory authorities. Not more than 10% of the assets of Series A, B, C, D, E, S and J will be invested in illiquid assets, which include repurchase agreements with maturities of over seven days.
     Series D and K may enter into repurchase agreements only with (a) securities dealers that have a total capitalization of at least $40,000,000 and a ratio of aggregate indebtedness to net capital of no more than 4 to 1, or, alternatively, net capital equal to 6% of aggregate debit balances, or (b) banks that have at least $1,000,000,000 in assets and a net worth of at least $100,000,000 as of its most recent annual report. In addition, the aggregate repurchase price of all repurchase agreements held by each Series with any broker shall not exceed 15% of the total assets of the Series or $5,000,000, whichever is greater. The Series will not enter into repurchase agreements maturing in more than seven days if the aggregate of such repurchase agreements and other illiquid investments would exceed 10% of total assets for Series D or 15% of net assets for Series K.
     Series M and X may enter into repurchase agreements with (a) well-established securities dealers or (b) banks that are members of the Federal Reserve System. Any such dealer or bank will have a credit rating with respect to its short-term debt of at least A1 by Standard & Poor's Corporation, P1 by Moody's Investors Service, Inc., or the equivalent rating by the Investment Manager or relevant Sub-Adviser. Series M and X may enter into repurchase agreements with maturities of over seven days, provided that neither may invest more than 15% of its total assets in illiquid securities.
     Series N and O may enter into repurchase agreements only with (a) securities dealers that have a net capital in excess of $50,000,000, are reasonably leveraged, and are otherwise considered as appropriate entities with which to enter into repurchase agreements, or (b) banks that are included on T. Rowe Price's list of established banks. To determine whether a dealer or bank qualifies under these criteria, T. Rowe Price's Credit Committee will conduct a thorough examination to determine that the applicable financial and profitability standards have been met. Series N and O will not under any circumstances enter into a repurchase agreement of a duration of more than seven business days if, as a result, more than 15% of the value of the Series' total assets would be so invested or invested in illiquid securities. Generally, the Series will not commit more than 50% of its gross assets to repurchase agreements or more than 5% of its total assets to repurchase agreements of any one vendor.
     In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Series could experience both delays in liquidating the underlying securities and losses, including (a) possible decline in the value of the underlying security during the period while the Series seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights. The Board of Directors of the Fund has promulgated guidelines with respect to repurchase agreements.
     REAL ESTATE SECURITIES. Certain Series may invest in equity securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments and therefore, such Series may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.
     REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code, as amended ( the "Code"). Certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document. Such trusts run the risk of liquidating at an economically inopportune time.
     DEBT OBLIGATIONS. Yields on short, intermediate, and long-term securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of the Series to achieve its investment objectives is also dependent on the continuing ability of the issuers of the debt securities in which the Series invest to meet their obligations for the payment of interest and principal when due.

     SPECIAL RISKS ASSOCIATED WITH LOW-RATED AND COMPARABLE UNRATED DEBT SECURITIES. Low-rated and comparable unrated securities, while generally offering higher yields than investment-grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with such investments are discussed below. See the Appendix of this Statement of Additional Information for a discussion of securities ratings.
     The low-rated and comparable unrated securities market is relatively new, and its growth paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such a prolonged economic downturn could severely disrupt the market for and adversely affect the value of such securities.
     All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of low-rated and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Low-rated and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of low-rated and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of low-rated and comparable unrated securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a low-rated and comparable unrated security defaulted, a Series might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of low-rated and comparable unrated securities and thus in a Series' net asset value.
     As previously stated, the value of such a security will decrease in a rising interest rate market and accordingly, so will a Series' net asset value. If a Series experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of high-yield securities (discussed below) a Series may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce a Series' asset base over which expenses could be allocated and could result in a reduced rate of return for a Series.
     Low-rated and comparable unrated securities typically contain redemption, call, or prepayment provisions which permit the issuer of such securities containing such provisions to, at their discretion, redeem the securities. During periods of falling interest rates, issuers of high-yield securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities or otherwise redeem them, a Series may have to replace the securities with a lower-yielding security, which would result in a lower return for a Series.
     Credit ratings issued by credit-rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of low-rated and comparable unrated securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit-rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in low-rated and comparable unrated securities will be more dependent on the Investment Manager or relevant Sub-Adviser's credit analysis than would be the case with investments in investment-grade debt securities. The Investment Manager or relevant Sub-Adviser employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history, and the current trend of earnings. The Investment Manager or relevant Sub-Adviser continually monitors the investments in a Series' portfolio and carefully evaluates whether to dispose of or to retain low-rated and comparable unrated securities whose credit ratings or credit quality may have changed.

     A Series may have difficulty disposing of certain low-rated and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all low-rated and comparable unrated securities, there is no established retail secondary market for many of these securities. A Series anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Series' asset value and a Series' ability to dispose of particular securities, when necessary to meet a Series' liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing a Series. Market quotations are generally available on many low-rated and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated and comparable unrated securities, especially in a thinly-traded market.
     Recent legislation has been adopted and from time to time, proposals have been discussed regarding new legislation designed to limit the use of certain low-rated and comparable unrated securities by certain issuers. An example of legislation is a recent law which requires federally insured savings and loan associations to divest their investment in these securities over time. New legislation could further reduce the market because such legislation, generally, could negatively affect the financial condition of the issuers of high-yield securities, and could adversely affect the market in general. It is not currently possible to determine the impact of the recent legislation on this market. However, it is anticipated that if additional legislation is enacted or proposed, it could have a material effect on the value of low-rated and comparable unrated securities and the existence of a secondary trading market for the securities.
PUT AND CALL OPTIONS:
     WRITING (SELLING) COVERED CALL OPTIONS. A call option gives the holder (buyer) the "right to purchase" a security or currency at a specified price (the exercise price), at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold.
     Certain Series may write (sell) "covered" call options and purchase options to close out options previously written by the Series. In writing covered call options, the Series expects to generate additional premium income which should serve to enhance the Series' total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in the opinion of the Investment Manager or relevant Sub-Adviser, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the Series.
     The Series will write only covered call options. This means that the Series will own the security or currency subject to the option or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash or liquid securities having a value equal to the fluctuating market value of the optioned securities or currencies. In order to comply with the requirements of several states, the Series will not write a covered call option if, as a result, the aggregate market value of all Series securities or currencies covering call or put options exceeds 25% of the market value of the Series' net assets. Should these state laws change or should the Series obtain a waiver of their application, the Series reserve the right to increase this percentage. In calculating the 25% limit, the Series will offset, against the value of assets covering written calls and puts, the value of purchased calls and puts on identical securities or currencies with identical maturity dates.

     Series securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Series' investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Series will not do), but capable of enhancing the Series' total return. When writing a covered call option, the Series, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely, retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Series has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligations as a writer. If a call option which the Series has written expires, the Series will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Series will realize a gain or loss from the sale of the underlying security or currency.
     Call options written by the Series will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Series may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.
     The premium received is the market value of an option. The premium the Series will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, the Investment Manager or relevant Sub-Adviser, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Series for writing covered call options will be recorded as a liability of the Series. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Series is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.
     The Series will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Series.
     WRITING (SELLING) COVERED PUT OPTIONS. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment of the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. Certain Series may write American or European style covered put options and purchase options to close out options previously written by the Series.
     Certain Series may write put options on a covered basis, which means that the Series would either (i) maintain in a segregated account cash or liquid securities in an amount not less than the exercise price at all times while the put option is outstanding; (ii) sell short the security or currency underlying the put option at the same or higher price than the exercise price of the put option; or (iii) purchase an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) The Series would generally write covered put options in circumstances where the Investment Manager or relevant Sub-Adviser wishes to purchase the


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INVESTMENT METHODS AND RISK FACTORS (CONTINUED)

underlying security or currency for the Series' portfolio at a price lower than the current market price of the security or currency. In such event the Series would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Series would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to the Series. In addition, the Series, because it does not own the specific securities or currencies which it may be required to purchase in the exercise of the put, can not benefit from appreciation, if any, with respect to such specific securities or currencies. In order to comply with the requirements of several states, the Series will not write a covered put option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of the Series' net assets. Should these state laws change or should the Series obtain a waiver of their application, the Series reserve the right to increase this percentage. In calculating the 25% limit, the Series will offset against the value of assets covering written puts and calls, the value of purchased puts and calls on identical securities or currencies.
     PREMIUM RECEIVED FROM WRITING CALL OR PUT OPTIONS. A Series will receive a premium from writing a put or call option, which increases such Series' return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Series limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Series assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received, unless the security subsequently appreciates in value.
     CLOSING TRANSACTIONS. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. A Series may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. A Series will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different put option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the purchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by such Series.
     Furthermore, effecting a closing transaction will permit the Series to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If the Series desires to sell a particular security or currency from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the Series will be able to effect such closing transactions at a favorable price. If the Series cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold. When the Series writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. The Series will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.
     PURCHASING CALL OPTIONS. Certain Series may purchase American or European call options. The Series may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Series may purchase call options for the purpose of increasing its current return.
     Call options may also be purchased by a Series for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables the Series to acquire the


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INVESTMENT METHODS AND RISK FACTORS (CONTINUED)

securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to a Series in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the Series is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.
     To the extent required by the laws of certain states, a Series may not be permitted to commit more than 5% of its assets to premiums when purchasing call and put options. Should these state laws change or should the Series obtain a waiver of their application, the Series may commit more than 5% of its assets to premiums when purchasing call and put options. The Series may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. Call options may also be purchased at times to avoid realizing losses. For example, where the Series has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Series, an increase in the market price could result in the exercise of the call option written by the Series and the realization of a loss on the underlying security or currency with the same exercise price and expiration date as the option previously written.
     PURCHASING PUT OPTIONS. Certain Series may purchase American or European style put options. The Series may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. A Series may purchase a put option on an underlying security or currency (a "protective put") owned by the Series as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Series, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.
     A Series may purchase put options at a time when the Series does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Series seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Series will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.
     DEALER OPTIONS. Certain Series may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the Series would look to a clearing corporation to exercise exchange-traded options, if the Series were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, the Series will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Series writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Series originally wrote the option. While the Series will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Series, there can be no assurance that the Series will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Failure by the dealer to do so would result in the loss of the premium paid by the Series as well as loss of the expected benefit of the transaction. Until the Series, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the contra party, the Series may be unable to liquidate a dealer option. With respect to options written by the Series, the inability to enter into a closing transaction may result in material losses to the Series. For example, since the Series must maintain a secured position with respect to any call option on a security it writes,


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INVESTMENT METHODS AND RISK FACTORS (CONTINUED)

the Series may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Series' ability to sell portfolio securities at a time when such sale might be advantageous.
     The Staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. The Series may treat the cover used for written OTC options as liquid if the dealer agrees that the Series may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula.
In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option. To this extent, the Series will treat dealer options as subject to the Series' limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Series will change its treatment of such instruments accordingly.
     CERTAIN RISK FACTORS IN WRITING CALL OPTIONS AND IN PURCHASING CALL AND PUT OPTIONS: During the option period, a Series, as writer of a call option has, in return for the premium received on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. The writer has no control over the time when it may be required to fulfill its obligation as a writer of the option. The risk of purchasing a call or put option is that the Series may lose the premium it paid plus transaction costs. If the Series does not exercise the option and is unable to close out the position prior to expiration of the option, it will lose its entire investment.
     An option position may be closed out only on an exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at a particular time and that the Series can close out its position by effecting a closing transaction. If the Series is unable to effect a closing purchase transaction, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, the Series may not be able to sell the underlying security at a time when it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market include the following: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities;
(iv) inadequacy of the facilities of an exchange or the clearing corporation to handle trading volume; and (v) a decision by one or more exchanges to discontinue the trading of options or impose restrictions on orders. In addition, the hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Series securities transactions.
     Each exchange has established limitations governing the maximum number of call options, whether or not covered, which may be written by a single investor acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions.
     OPTIONS ON STOCK INDICES. Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.


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INVESTMENT METHODS AND RISK FACTORS (CONTINUED)

     RISK FACTORS IN OPTIONS ON INDICES. Because the value of an index option depends upon the movements in the level of the index rather than upon movements in the price of a particular security, whether the Series will realize a gain or a loss on the purchase or sale of an option on an index depends upon the movements in the level of prices in the market generally or in an industry or market segment rather than upon movements in the price of the individual security. Accordingly, successful use of positions will depend upon the ability of the Investment Manager or relevant Sub-Adviser to predict correctly movements in the direction of the market generally or in the direction of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.
     Index prices may be distorted if trading of securities included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of securities in the index. If this occurred, a Series would not be able to close out options which it had written or purchased and, if restrictions on exercise were imposed, might be unable to exercise an option it purchased, which would result in substantial losses.
     Price movements in Series securities will not correlate perfectly with movements in the level of the index and therefore, a Series bears the risk that the price of the securities may not increase as much as the level of the index. In this event, the Series would bear a loss on the call which would not be completely offset by movements in the prices of the securities. It is also possible that the index may rise when the value of the Series' securities does not. If this occurred, a Series would experience a loss on the call which would not be offset by an increase in the value of its securities and might also experience a loss in the market value of its securities.
     Unless a Series has other liquid assets which are sufficient to satisfy the exercise of a call on the index, the Series will be required to liquidate securities in order to satisfy the exercise.
     When a Series has written a call on an index, there is also the risk that the market may decline between the time the Series has the call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Series is able to sell securities. As with options on securities, the Investment Manager or relevant Sub-Adviser will not learn that a call has been exercised until the day following the exercise date, but, unlike a call on securities where the Series would be able to deliver the underlying security in settlement, the Series may have to sell part of its securities in order to make settlement in cash, and the price of such securities might decline before they could be sold.
     If a Series exercises a put option on an index which it has purchased before final determination of the closing index value for the day, it runs the risk that the level of the underlying index may change before closing. If this change causes the exercised option to fall "out-of-the-money" the Series will be required to pay the difference between the closing index value and the exercise price of the option (multiplied by the applicable multiplier) to the assigned writer. Although the Series may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff time for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.
     TRADING IN FUTURES. Certain Series may enter into financial futures contracts, including stock and bond index, interest rate and currency futures ("futures or futures contracts"). A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.
     Unlike when the Series purchases or sells a security, no price would be paid or received by the Series upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Series' open positions in futures contracts, the Series would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash or liquid securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are


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INVESTMENT METHODS AND RISK FACTORS (CONTINUED)

customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.
     Margin is the amount of funds that must be deposited by the Series with its custodian in a segregated account in the name of the futures commission merchant in order to initiate futures trading and to maintain the Series' open position in futures contracts. A margin deposit is intended to ensure the Series' performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the futures contract is traded, and may be significantly modified from time to time by the exchange during the term of the futures contract.
     If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Series.
     These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Series expects to earn interest income on its margin deposits. Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, the Series realizes a gain; if it is more, the Series realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Series realizes a gain; if it is less, the Series realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Series will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Series is not able to enter into an offsetting transaction, the Series will continue to be required to maintain the margin deposits on the futures contract.
     For example, the Standard & Poor's 500 Stock Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stock making up the index will take place. Instead, settlement in cash occurs. Over the life of the contract, the gain or loss realized by the Fund will equal the difference between the purchase (or sale) price of the contract and the price at which the contract is terminated. For example, if the Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If the Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $152 on that future date, the Fund will lose $1,000 (500 units x loss of $2).
     Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Alternatively, settlement may be made totally in cash. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.
     The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated


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INVESTMENT METHODS AND RISK FACTORS (CONTINUED)

balance in the writer's margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.
     Commissions on financial futures contracts and related options transactions may be higher than those which would apply to purchases and sales of securities directly. From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of the Series and other mutual funds or portfolios of mutual funds for which the Investment Manager or relevant Sub-Adviser serves as adviser or sub-adviser. Such aggregated orders would be allocated among the Series and such other mutual funds or series of mutual funds in a fair and non-discriminatory manner.
     A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. It is expected that Futures contracts trading in additional financial instruments will be authorized. The standard contract size is generally $100,000 for Futures contracts in U.S. Treasury bonds, U.S. Treasury notes, and GNMA pass through securities and $1,000,000 for the other designated Futures contracts. A public market exists in Futures contracts covering a number of indexes, including, but not limited to, the Standard & Poor's 500 Index, the Standard & Poor's 100 Index, the NASDAQ 100 Index, the Value Line Composite Index and the New York Stock Exchange Composite Index.
     Stock index futures contracts may be used to provide a hedge for a portion of the Series' portfolio, as a cash management tool, or as an efficient way for the Investment Manager or relevant Sub-Adviser to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. Stock index futures contacts are currently traded with respect to the S&P 500 Index and other broad stock market indices, such as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Index. The Series may, however, purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the Series' portfolio successfully, the Series must sell futures contracts with respect to indexes or subindexes whose movements will have a significant correlation with movements in the prices of the Series' securities.
     Interest rate or currency futures contracts may be used as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Series. In this regard, the Series could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.
     The Series may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are the Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the New York Futures Exchange, and the Kansas City Board of Trade. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are traded in London at the London International Financial Futures Exchange, in Paris at the MATIF and in Tokyo at the Tokyo Stock Exchange. Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the Series' objectives in these areas.
     CERTAIN RISKS RELATING TO FUTURES CONTRACTS AND RELATED OPTIONS. There are special risks involved in futures transactions.
     VOLATILITY AND LEVERAGE. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international policies and economic events.
     Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit


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INVESTMENT METHODS AND RISK FACTORS (CONTINUED)

potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.
     Because of the low margin deposits required, futures trading involves an extremely high degree of leverage (although the Series' use of futures will not result in leverage, as is more fully described below). As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Series would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to be certain that the Series has sufficient assets to satisfy its obligations under a futures contract, the Series earmarks to the futures contract cash or liquid securities equal in value to the current value of the underlying instrument less the margin deposit.
     LIQUIDITY. The Series may elect to close some or all of its futures positions at any time prior to their expiration. The Series would do so to reduce exposure represented by long futures positions or increase exposure represented by short futures positions. The Series may close its positions by taking opposite positions which would operate to terminate the Series' position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to the Series, and the Series would realize a loss or a gain.
     Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the Series intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, the Series would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, the Series would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of the underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described below, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.
     HEDGING RISK. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market or interest rate trends. There are several risks in connection with the use by the Series of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. The Investment Manager or relevant Sub-Adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its, judgment, will have a significant correlation with movements in the prices of the Series' underlying instruments sought to be hedged.
     Successful use of futures contracts by the Series for hedging purposes is also subject to the Investment Manager or relevant Sub-Adviser's ability to correctly predict movements in the direction of the market. It is possible that, when the Series has sold futures to hedge its portfolio against a decline in the market, the index, indices, or underlying instruments on which the futures are written might advance and the value of the underlying instruments held in the Series' portfolio might decline. If this were to occur, the Series would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, it is believed that over time the value of the Series' portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the underlying instruments sought to be hedged. It is also possible that if the Series were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead


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INVESTMENT METHODS AND RISK FACTORS (CONTINUED)

increased, the Series would lose part or all of the benefit of increased value of those underlying instruments that it has hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if the Series had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The Series might have to sell underlying instruments at a time when it would be disadvantageous to do so.
     In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets, and as a result the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by the Investment Manager or relevant Sub-Adviser might not result in a successful hedging transaction over a very short time period.
     CERTAIN RISKS OF OPTIONS ON FUTURES CONTRACTS: The Series may seek to close out an option position by writing or buying an offsetting option covering the same index, underlying instruments, or contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.
     REGULATORY LIMITATIONS. The Series will engage in transactions in futures contracts and options thereon only for bona fide hedging, yield enhancement and risk management purposes, in each case in accordance with the rules and regulations of the CFTC.
     The Series may not enter into futures contracts or options thereon if, with respect to positions which do not qualify as bona fide hedging under applicable CFTC rules, the sum of the amounts of initial margin deposits on the Series' existing futures and premiums paid for options on futures would exceed 5% of the net asset value of the Series after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.
     The Series' use of futures contracts will not result in leverage. Therefore, to the extent necessary, in instances involving the purchase of futures contracts or call options thereon or the writing of put options thereon by the Series, an amount of cash or liquid securities, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified in an account with the Series' custodian to cover the position, or alternative cover will be employed.


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INVESTMENT METHODS AND RISK FACTORS (CONTINUED)

     In addition, CFTC regulations may impose limitations on the Series' ability to engage in certain yield enhancement and risk management strategies. If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the Series would comply with such new restrictions.
     FOREIGN FUTURES AND OPTIONS. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the Commission and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from the Series for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.
     FORWARD CURRENCY CONTRACTS AND RELATED OPTIONS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the Contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.
     Depending on the investment policies and restrictions applicable to a Series, a Series will generally enter into forward foreign currency exchange contracts under two circumstances. First, when a Series enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Series will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.
     Second, when the Investment Manager or relevant Sub-Adviser believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Series' portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the Series may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Series may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Series. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.
     The Series will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Series to deliver an amount of foreign currency in excess of the value of the Series' portfolio securities or other assets denominated in that currency. The Series, however, in order to avoid excess transactions and transaction costs, may maintain a net exposure to forward contracts in


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INVESTMENT METHODS AND RISK FACTORS (CONTINUED)

excess of the value of the Series' portfolio securities or other assets to which the forward contracts relate (including accrued interest to the maturity of the forward contract on such securities) provided the excess amount is "covered" by liquid securities, denominated in any currency, at least equal at all times to the amount of such excess. For these purposes "the securities or other assets to which the forward contracts relate may be securities or assets denominated in a single currency, or where proxy forwards are used, securities denominated in more than one currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Investment Manager and relevant Sub-Advisers believe that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Series will be served.
     At the maturity of a forward contract, the Series may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.
     As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Series to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Series is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Series is obligated to deliver. However, as noted, in order to avoid excessive transactions and transaction costs, the Series may use liquid securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.
     If the Series retains the portfolio security and engages in an offsetting transaction, the Series will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Series engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Series entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Series will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Series will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.
     The Series' dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the Series reserve the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the Series are not required to enter into forward contracts with regard to their foreign currency-denominated securities and will not do so unless deemed appropriate by the Investment Manager or relevant Sub-Adviser. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.
     Although the Series value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Series at one rate, while offering a lesser rate of exchange should the Series desire to resell that currency to the dealer.
     PURCHASE AND SALE OF CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS. As noted above, a currency futures contract sale creates an obligation by a Series, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by a Series, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price.
Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a


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INVESTMENT METHODS AND RISK FACTORS (CONTINUED)

currency futures contract is effected by entering into an offsetting purchase or sale transaction. Unlike a currency futures contract, which requires the parties to buy and sell currency on a set date, an option on a currency futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into the contract, the premium paid for the option is fixed at the point of sale.
     SWAPS, CAPS, FLOORS AND COLLARS. Certain Series may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with the Series' investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Series than if the Series had invested directly in an instrument that yielded that desired return or spread. The Series also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Series anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interests rates exceed a specified rate, or "cap"; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.
     The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by the Series, the obligations of the parties would be exchanged on a "net basis." Consequently, the Series' obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party to the agreement (the "net amount"). The Series' obligation under a swap agreement will be accrued daily (offset against amounts owed to the Series) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities.
     Whether a Series' use of swap agreements will be successful in furthering its investment objective will depend, in part, on the Investment Manager or relevant Sub-Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, the Series bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.
Certain restrictions imposed on the Series by the Internal Revenue Code may limit a Series' ability to use swap agreements. The swaps market is largely unregulated.
     The Series will enter swap agreements only with counterparties that the Investment Manager or relevant Sub-Adviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Series will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.
     SPREAD TRANSACTIONS. Certain Series may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Series the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Series does not own, but which is used as a benchmark. The risk to the Series in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect the Series against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.
     HYBRID INSTRUMENTS. Hybrid instruments combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument ("Hybrid Instruments"). Often these Hybrid Instruments are


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INVESTMENT METHODS AND RISK FACTORS (CONTINUED)

indexed to the price of a commodity or particular currency or a domestic or foreign debt or equity securities index. Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. The risks of investing in Hybrid Instruments reflect a combination of the risks from investing in securities, futures and currencies, including volatility and lack of liquidity. Reference is made to the discussion of futures and forward contracts in this Statement of Additional Information for a discussion of these risks. Further, the prices of the Hybrid Instrument and the related commodity or currency may not move in the same direction or at the same time. Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market or in a private transaction between the Series and the seller of the Hybrid Instrument, the creditworthiness of the contract party to the transaction would be a risk factor which the Series would have to consider. Hybrid Instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.
     LENDING OF PORTFOLIO SECURITIES. For the purpose of realizing additional income, certain of the Series may make secured loans of Series securities amounting to not more than 33 1/3% of its total assets. Securities loans are made to broker/dealers, institutional investors, or other persons pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S.
Government securities, letters of credit or such other collateral as may be permitted under its investment program. While the securities are being lent, the Series will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Series has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Series will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to persons deemed by the Investment Manager or relevant Sub-Adviser to be of good standing and will not be made unless, in the judgment of the Investment Manager or relevant Sub-Adviser, the consideration to be earned from such loans would justify the risk.
     OTHER LENDING/BORROWING. Subject to approval by the Securities and Exchange Commission, Series N and O may make loans to, or borrow funds from, other mutual funds or portfolios of mutual funds sponsored or advised by T.
Rowe Price or Rowe Price-Fleming International, Inc. The Series have no intention of engaging in these practices at this time.
     ZERO COUPON SECURITIES. Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon securities which are convertible into common stock offer the opportunity for capital appreciation as increases (or decreases) in market value, of such securities closely follows the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks, as they usually are issued with maturities of 15 years or less and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.
     Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities



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INVESTMENT METHODS AND RISK FACTORS (CONTINUED)

firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" (TIGRSTM) and Certificate of Accrual on Treasuries (CATSTM). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that, for federal tax and securities purposes, in their opinion purchasers of such certificates, such as the Series, most likely will be deemed the beneficial holder of the underlying U.S. Government securities.
     The U. S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Series will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry recordkeeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.
     When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment in the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.
     WHEN-ISSUED SECURITIES. Certain Series may from time to time purchase securities on a "when-issued" basis. At the time the Series makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Series do not believe that net asset value or income will be adversely affected by purchase of securities on a when-issued basis. The Series will maintain cash and marketable securities equal in value to commitments for when-issued securities.
     The price of when-issued securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within 90 days of the purchase. During the period between purchase and settlement no payment is made by the Series to the issuer and no interest accrues to the Series. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Series' other assets. While when-issued securities may be sold prior to the settlement date, the Series intends to purchase such securities for the purpose of actually acquiring them unless a sale appears desirable for investment reasons.
     MORTGAGE-BACKED SECURITIES. Mortgage-backed securities (MBSs), including mortgage pass-through securities and collateralized mortgage obligations
(CMOs), include certain securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (GNMA), Federal National Mortgage Association
(FNMA), or Federal Home Loan Mortgage Corporation (FHLMC); securities issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and securities issued by private issuers that represent an interest in or are collateralized by mortgage loans. A mortgage pass-through security is a pro rata interest in a pool of mortgages where the cash flow generated from the mortgage collateral is passed through to the security holder. CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities.
     Series E, N and P may invest in securities known as "inverse floating obligations," "residual interest bonds," and "interest-only" (IO) and "principal-only" (PO) bonds, the market values of which will generally be more volatile than the market values of most MBSs due to the fact that such instruments are more sensitive to interest rate charges and to the rate of principal prepayments than are most other MBSs. An inverse floating obligation is a derivative adjustable rate security with interest rates that adjust or vary inversely to changes in market interest rates. The term "residual interest" bond is used generally to describe those instruments in collateral pools, such


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INVESTMENT METHODS AND RISK FACTORS (CONTINUED)

as CMOs, which receive excess cash flow generated by the pool once all other bondholders and expenses have been paid. IOs and POs are created by separating the interest and principal payments generated by a pool of mortgage-backed bonds to create two classes of securities. Generally, one class receives interest only payments (IO) and the other class principal only payments (PO). MBSs have been referred to as "derivatives" because the performance of MBSs is dependent upon and derived from underlying securities.
     Investment in MBSs poses several risks, including prepayment, market and credit risks. Prepayment risk reflects the chance that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Borrowers are most likely to exercise their prepayment options at a time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages and the Series may invest in CMOs which are subject to greater risk of prepayment. Market risk reflects the chance that the price of the security may fluctuate over time.
The price of MBSs may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of MBSs, and a Series invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. IOs and POs are acutely sensitive to interest rate changes and to the rate of principal prepayments. They are very volatile in price and may have lower liquidity than most mortgage-backed securities. Certain CMOs may also exhibit these qualities, especially those which pay variable rates of interest which adjust inversely with and more rapidly than short-term interest rates. Credit risk reflects the chance that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed by the agency or instrumentality, and some, such as GNMA certificates, are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, are supported only by the credit of the instrumentality. Although securities issued by U.S. Government-related agencies are guaranteed by the U.S. Government, its agencies or instrumentalities, shares of the Series are not so guaranteed in any way. The performance of private label MBSs, issued by private institutions, is based on the financial health of those institutions. There is no guarantee the Series' investment in MBSs will be successful, and the Series' total return could be adversely affected as a result.
     ASSET-BACKED SECURITIES: Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. Asset-backed securities may be classified as pass-through certificates or collateralized obligations.
     Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support.
See "Types of Credit Support."
     Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support (see "Types of Credit Support"), the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.
     METHODS OF ALLOCATING CASH FLOWS. While many asset-backed securities are issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms.


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INVESTMENT METHODS AND RISK FACTORS (CONTINUED)

Multiple class asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes. See "Types of Credit Support". Second, multiple classes may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called "strips" (asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with a class or classes having characteristics which mimic the characteristics of non-asset-backed securities, such as floating interest rates (i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.
     Asset-backed securities in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. The Series may invest in such asset-backed securities if such investment is otherwise consistent with its investment objectives and policies and with the investment restrictions of the Series.
     TYPES OF CREDIT SUPPORT. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.
To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool.
Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches. Examples of asset-backed securities with credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class asset-backed securities with certain classes subordinate to other classes as to the payment of principal thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class) and asset-backed securities that have "reserve Portfolios" (where cash or investments, sometimes funded from a portion of the initial payments on the underlying assets, are held in reserve against future losses) or that have been "over collateralized" (where the scheduled payments on, or the principal amount of, the underlying assets substantially exceeds that required to make payment of the asset-backed securities and pay any servicing or other fees). The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized.
     AUTOMOBILE RECEIVABLE SECURITIES. Asset-Backed Securities may be backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles ("Automobile Receivable Securities"). Since installment sales contracts for motor vehicles or installment loans related thereto ("Automobile Contracts") typically have shorter durations and lower incidences of prepayment, Automobile Receivable Securities generally will exhibit a shorter average life and are less susceptible to prepayment risk.
     Most entities that issue Automobile Receivable Securities create an enforceable interest in their respective Automobile Contracts only by filing a financing statement and by having the servicer of the Automobile contracts, which is usually the originator of the Automobile Contracts, take custody thereof. In such circumstances, if the servicer of the Automobile Contracts were to sell the same Automobile Contracts to another party, in violation of its obligation not to do so, there is a risk that such party could acquire an interest in the Automobile Contracts superior to that of the holders of Automobile Receivable Securities. Also although most Automobile Contracts grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to create an enforceable security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the Automobile Contracts underlying the Automobile Receivable Security, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the Automobile Receivable



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INVESTMENT METHODS AND RISK FACTORS (CONTINUED)

Securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on the securities. In addition, various state and federal securities laws give the motor vehicle owner the right to assert against the holder of the owner's Automobile Contract certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the Automobile Receivable Securities.
     CREDIT CARD RECEIVABLE SECURITIES. Asset-Backed Securities may be backed by receivables from revolving credit card agreements ("Credit Card Receivable Securities"). Credit balances on revolving credit card agreements ("Accounts") are generally paid down more rapidly than are Automobile Contracts. Most of the Credit Card Receivable Securities issued publicly to date have been Pass-Through Certificates. In order to lengthen the maturity of Credit Card Receivable Securities, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder and principal payments received on such Accounts are used to fund the transfer to the pool of assets supporting the related Credit Card Receivable Securities of additional credit card charges made on an Account.
The initial fixed period usually may be shortened upon the occurrence of specified events which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. The ability of the issuer to extend the life of an issue of Credit Card Receivable Securities thus depends upon the continued generation of additional principal amounts in the underlying accounts during the initial period and the non-occurrence of specified events. An acceleration in cardholders' payment rates or any other event which shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related Credit Card Receivable Security could shorten the weighted average life and yield of the Credit Card Receivable Security.
     Credit cardholders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike most other Asset Backed Securities, Accounts are unsecured obligations of the cardholder.
     RESTRICTED SECURITIES. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where registration is required, the Series may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Series may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Series might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the Board of Directors. If through the appreciation of restricted securities or the depreciation of unrestricted securities or the depreciation of liquid securities, the Series should be in a position where more than the percentage of its net assets permitted under the respective Series operating policy are invested in illiquid assets, including restricted securities, the Series will take appropriate steps to protect liquidity.
     The Series may purchase securities which while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the Series, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Investment Manager or relevant Sub-Adviser, under the supervision of the Fund's Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Series' restriction on investment of its assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Investment Manager or relevant Sub-Adviser will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition the Investment Manager or relevant Sub-Adviser could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored, and if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, the Series' holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Series does not invest more than permitted in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the


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INVESTMENT METHODS AND RISK FACTORS (CONTINUED)

amount of the Series' assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.
     WARRANTS. Investment in warrants is pure speculation in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time.
They do not represent ownership of the securities but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

CERTAIN RISKS OF FOREIGN INVESTING

     BRADY BONDS. Certain Series may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructuring under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. Brady Bonds recently have been issued by the governments of Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Jordan, Mexico, Nigeria, The Philippines, Uruguay, Venezuela, Ecuador and Poland.
Approximately $150 billion in principal amount of Brady Bonds has been issued to date, the largest proportion having been issued by Mexico and Venezuela. Investors should recognize that Brady Bonds have been issued only recently and, accordingly, do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the secondary market for Latin American debt. The Salomon Brothers Brady Bond Index provides a benchmark that can be used to compare returns of emerging market Brady Bonds with returns in other bond markets, e.g., the U.S. bond market.
     Series K may invest in either collateralized or uncollateralized Brady Bonds denominated in various currencies, while Series B and Series P may invest only in collateralized bonds denominated in U.S. dollars. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.
     EMERGING COUNTRIES. Certain Series may invest in debt securities in emerging markets. Investing in securities in emerging countries may entail greater risks than investing in debt securities in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Series' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; and (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.
     POLITICAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Series could lose its entire investment in any such country.
     An investment in a Series which invests in non-U.S. companies is subject to the political and economic risks associated with investments in emerging markets. Even though opportunities for investment may exist in emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.



                                      47
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INVESTMENT METHODS AND RISK FACTORS (CONTINUED)

     Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of emerging market countries previously expropriated large quantities of real and personal property similar to the property which will be represented by the securities purchased by the Series. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by a Series will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Series could lose a substantial portion of its investments in such countries. The Series' investments would similarly be adversely affected by exchange control regulation in any of those countries.
     RELIGIOUS AND ETHNIC INSTABILITY. Certain countries in which a Series may invest may have vocal minorities that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for wide-spread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Series' investment in those countries.
     FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Series. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investments by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. A Series could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.
     NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by the Series will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning foreign issuers of securities held by the Series than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Investment Manager and relevant Sub-Adviser will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. Government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers.
     CURRENCY FLUCTUATIONS. Because a Series, under normal circumstances, may invest substantial portions of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Series' investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Series' holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Series' net asset value and any net investment income and capital gains to be distributed in U.S. dollars to shareholders of the Series.
     The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the U.S., and other economic and financial conditions affecting the world economy.


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INVESTMENT METHODS AND RISK FACTORS (CONTINUED)

     Although the Series values its assets daily in terms of U.S. dollars, the Series does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Series will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Series at one rate, while offering a lesser rate of exchange should the Series desire to sell that currency to the dealer.
     ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities exchanges and brokers generally are subject to less governmental supervision and regulation than in the U.S., and foreign securities exchange transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Series are uninvested and no return is earned thereon. The inability of the Series to make intended security purchases due to settlement problems could cause it to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Series due to subsequent declines in value of the portfolio security or, if the Series has entered into a contract to sell the security, could result in possible liability to the purchaser. The Investment Manager or relevant Sub-Adviser will consider such difficulties when determining the allocation of the Series' assets.
     NON-U.S. WITHHOLDING TAXES. A Series' investment income and gains from foreign issuers may be subject to non-U.S. withholding and other taxes, thereby reducing the Series' investment income and gains.
     INVESTMENT AND REPATRIATION RESTRICTIONS. Foreign investment in the securities markets of certain foreign countries is restricted or controlled in varying degrees. These restrictions may at times limit or preclude investment in certain of such countries and may increase the costs and expenses of a Series. Investments by foreign investors are subject to a variety of restrictions in many developing countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which a Series invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents. These restrictions may in the future make it undesirable to invest in these countries.
     MARKET CHARACTERISTICS. Foreign securities may be purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and a Series' portfolio securities may be less liquid and more volatile than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable United States securities and such levels may not be sustainable. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on United States exchanges, although a Series will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign stock exchanges, brokers and listed companies than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States.
     INFORMATION AND SUPERVISION. There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies.
     COSTS. Investors should understand that the expense ratio of the Series that invest in foreign securities can be expected to be higher than investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by the Series are higher.
     OTHER. With respect to certain foreign countries, especially developing and emerging ones, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory


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INVESTMENT METHODS AND RISK FACTORS (CONTINUED)

taxation, limitations on the removal of funds or other assets of the Series, political or social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.
     EASTERN EUROPE. Changes occurring in Eastern Europe and Russia today could have long-term potential consequences. As restrictions fail, this could result in rising standards of living, lower manufacturing costs, growing consumer spending, and substantial economic growth. However, investment in the countries of Eastern Europe and Russia is highly speculative at this time. Political and economic reforms are too recent to establish a definite trend away from centrally-planned economies and state owned industries. In many of the countries of Eastern Europe and Russia, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of western market economies, little or no experience in trading in securities, no financial reporting standards, a lack of a banking and securities infrastructure to handle such trading, and a legal tradition which does not recognize rights in private property. In addition, these countries may have national policies which restrict investments in companies deemed sensitive to the country's national interest. Further, the governments in such countries may require governmental or quasi-governmental authorities to act as custodian of the Series' assets invested in such countries and these authorities may not qualify as a foreign custodian under the Investment
Company Act of 1940 and exemptive relief from such Act may be required. All of these considerations are among the factors which could cause significant risks and uncertainties to investment in Eastern Europe and Russia.
     REGULATORY MATTERS. Currently, the Fund either has or will make a commitment regarding each Series to the State of California Department of Insurance to limit its borrowings to 10% of the Series' net asset value when borrowing for any general purpose and to an additional 15% (for a total of 25%) when borrowing as a temporary measure to facilitate redemptions. For purposes of the foregoing commitment, net asset value is the market value of all investments or assets owned by a Series, less its outstanding liabilities, at the time that any new or additional borrowing is undertaken.
     Additionally, the Fund either has made or will make a commitment regarding each Series to the State of California Department of Insurance with respect to diversification of its foreign investments. Such commitment generally requires that a Series (i) (consistent with the Series' investment policies) invest in a minimum of five different foreign countries and (ii) have no more than 20% of its net asset value invested in securities of issuers located in any one foreign country; except that, a Series may have an additional 15% of its net asset value invested in securities of issuers located in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom or West Germany. (Investments in U.S. issuers are not subject to any of the foregoing restrictions.)

INVESTMENT POLICY LIMITATIONS

     The Series operate within certain investment limitations which cannot be changed without the approval of the holders of a majority of the outstanding shares of the respective Series. Pursuant thereto, none of the Series will:

 1. Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities).
 2. Purchase more than 10% of the outstanding voting securities of any one issuer.
 3. Purchase securities for the purpose of exercising control over the issuers thereof.
 4.   Underwrite securities of other issuers.
 5. Borrow money or securities for any purposes except that borrowing up to 5% of the Fund's total assets from commercial banks is permitted for emergency or temporary purposes; provided, however, that this investment limitation does not apply to Series K, M, N, O, P, V and X which may borrow up to 33 1/3% of total assets. The Fund may also obtain such short-term credits as are necessary for the clearance of portfolio transactions.
 6. Make loans to other persons, except by entry into repurchase agreements or by the purchase, upon original issuance or otherwise, of a portion of an issue of publicly distributed bonds, notes, debentures or other securities; provided, however, that this investment limitation does not apply to Series K, M, N, O, P, V or X.

 7. Effect short sales of securities or buy securities on margin (except such short-term credits as are necessary for the clearance of portfolio transactions); provided, however, that this limitation does not apply to Series K, M, N, O, P, V or X.
 8. Invest in the securities of other investment companies; provided, however, that this investment limitation does not apply to Series K, M, N, O, P, V or X.
 9. Concentrate investments in particular industries or make an investment in any one industry if, when added to its other investments, total investments in the same industry then held by the Series would exceed 25% of the value of its assets.
10. Purchase or sell interests in real estate except as are represented by securities of companies, including real estate trusts whose assets consist substantially of interests in real estate, including obligations secured by real estate or interests therein and which therefore may represent indirect interest in real estate.
11. Own, buy, sell or otherwise deal in commodities or commodities contracts; provided, however, that Series K, M, N, O, P, V and X may enter into forward currency contracts and other forward commitments and transactions in futures, options and options on futures.
12. Issue senior securities, except as permitted under the Investment Company Act of 1940.

      The following notes should be read in connection with the above-described fundamental policies. The notes are not fundamental policies.
     With respect to investment restrictions 7 and 11, the Fund does not interpret these restrictions as prohibiting transactions in currency contracts, hybrid instruments, options, financial futures contracts or options on financial futures contracts or from investing in securities or other instruments backed by physical commodities.
     For purposes of investment restriction 9, U.S., state or local governments, or related agencies or instrumentalities, are not considered an industry. Industries are determined by reference to the classifications of industries set forth in the Series' semiannual and annual reports.
     For purposes of investment restriction 6, the Series will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

     The following investment policies of Series K are not fundamental policies and may be changed by a vote of a majority of the Series' Board of Directors without shareholder approval. Series K may purchase and sell futures contracts and related options under the following conditions: (a) the then current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Series' total assets, at market value; and (b) no more than 5% of the Series' total assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.

     As a matter of operating policy, Series O may not:

 1. Purchase additional securities when money borrowed exceeds 5% of its total assets;
 2. Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the Series' net asset value;
 3. Purchase illiquid securities and securities of unseasoned issuers if, as a result, more than 15% of its net assets would be invested in such securities, provided that the Series will not invest more than 10% of its total assets in restricted securities and not more than 5% in securities of unseasoned issuers. Securities eligible for resale under Rule 144A of the Securities Act of 1933 are not included in the 10% limitation but are subject to the 15% limitation;
 4. Purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act of 1940 and applicable state law. Duplicate fees may result from such purchases;
 5. Purchase securities on margin except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and (ii) it may make margin deposits in connection with futures contracts or other permissible investments;
 6. Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Series as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the Series' total assets at the time of borrowing or investment;

 7. Purchase participations or other direct interests in or enter into leases with respect to, oil, gas, or other mineral exploration or development programs;
 8. Invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the Prospectus and Statement of Additional Information;
 9. Purchase or retain the securities of any issuer if those officers and directors of the Series, and of its investment manager, who each owns beneficially more than .5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities;
10.   Effect short sales of securities;
11. Purchase a security (other than obligations issued or guaranteed by the U.S., any foreign, state or local government, their agencies or instrumentalities) if, as a result, more than 5% of the value of the Series' total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years (for this purpose, the period of operation of any issuer shall include the period of operation of any predecessor or unconditional guarantor of such issuer). This restriction does not apply to securities of pooled investment vehicles or mortgage or asset-backed securities; or
12. Invest in warrants if, as a result thereof, more than 2% of the value of the net assets of the Series would be invested in warrants which are not listed on the New York Stock Exchange, the American Stock Exchange, or a recognized foreign exchange, or more than 5% of the value of the net assets of the Series would be invested in warrants whether or not so listed. For purposes of these percentage limitations, the warrants will be valued at the lower of cost or market and warrants acquired by the Series in units or attached to securities may be deemed to be without value.

OFFICERS AND DIRECTORS

      The directors and officers of the Fund and their principal occupations for at least the last five years are as follows. Unless otherwise noted, the address of each officer and director is 700 Harrison Street, Topeka, Kansas 66636-0001.




--------------------------------------------------------------------------------------------------
NAME, ADDRESS AND POSITIONS HELD WITH THE FUND  PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
JOHN D. CLELAND,* President and Director        Senior Vice President and Managing Member
                                                Representative, Security Management
                                                Company, LLC; Senior Vice President,
                                                Security Benefit Group, Inc. and Security
                                                Benefit Life Insurance Company.

DONALD A. CHUBB, JR.,** Director                Business broker, Griffith & Blair Realtors.
2222 SW 29th Street                             Prior to 1997, President, Neon Tube Light
Topeka, Kansas 66611                            Company, Inc.

DONALD L. HARDESTY, Director                    President, Central Research Corporation.
900 Bank IV Tower
Topeka, Kansas 66603

PENNY A. LUMPKIN,** Director                    Vice President, Palmer News, Inc.  Prior to
3616 Canterbury Town Road                       October 1991, Secretary and Director,
Topeka, Kansas 66610                            Palmer Companies, Inc. (Wholesale Periodicals).

MARK L. MORRIS, JR.,** Director                 President, Mark Morris Associates
5500 SW 7th Street                              (Veterinary Research and Education).
Topeka, Kansas 66606

HUGH L. THOMPSON, Director                      President Emeritus, Washburn University.
2728 Newfound Harbour Drive                     Prior to June 1997, President, Washburn
Merritt Island, Florida 32952                   University.

JAMES R. SCHMANK, Vice President and Treasurer  Senior Vice President, Treasurer, Chief
                                                Fiscal Officer and Managing Member
                                                Representative, Security Management
                                                Company, LLC; Vice President, Security
                                                Benefit Group, Inc. and Security Benefit
                                                Life Insurance Company.
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NAME, ADDRESS AND POSITIONS HELD WITH THE FUND  PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
MARK E. YOUNG, Vice President                   Vice President, Security Management
                                                Company, LLC; Assistant Vice President,
                                                Security Benefit Group, Inc. and Security
                                                Benefit Life Insurance Company.

JANE A. TEDDER, Vice President                  Vice President and Senior Economist,
                                                Security Management Company, LLC; Vice
                                                President, Security Benefit Group, Inc. and
                                                Security Benefit Life Insurance Company.

TERRY A. MILBERGER, Vice President              Senior Vice President and Senior Portfolio
                                                Manager, Security Management Company, LLC;
                                                Senior Vice President, Security Benefit
                                                Group, Inc. and Security Benefit Life
                                                Insurance Company.

AMY J. LEE, Secretary                           Secretary, Security Management Company,
                                                LLC; Vice President, Associate General
                                                Counsel and Assistant Secretary, Security
                                                Benefit Group, Inc. and Security Benefit
                                                Life Insurance Company.

BRENDA M. HARWOOD, Assistant Treasurer and      Assistant Vice President, Assistant
Assistant Secretary                             Treasurer and Assistant Secretary, Security
                                                Management Company, LLC; Assistant Vice
                                                President, Security Benefit Group, Inc. and
                                                Security Benefit Life Insurance Company.

CINDY L. SHIELDS, Assistant Vice President      Assistant Vice President and Portfolio
                                                Manager, Security Management Company, LLC;
                                                Assistant Vice President, Security Benefit
                                                Group, Inc. and Security Benefit Life
                                                Insurance Company.  Prior to August 1994,
                                                Junior Portfolio Manager, Research Analyst,
                                                Junior Research Analyst and Portfolio
                                                Assistant, Security Management Company.

THOMAS A. SWANK, Assistant Vice President       Vice President and Portfolio Manager,
                                                Security Management Company, LLC; Vice
                                                President, Security Benefit Group, Inc. and
                                                Security Benefit Life Insurance Company.

STEVEN M. BOWSER, Assistant Vice President      Second Vice President and Portfolio
                                                Manager, Security Management Company, LLC;
                                                Second Vice President, Security Benefit
                                                Life Insurance Company and Security Benefit
                                                Group, Inc.  Prior to October 1992,
                                                Assistant Vice President and Portfolio
                                                Manager, Federal Home Loan Bank.

BARBARA J. DAVISON, Assistant Vice President    Compliance Officer, Assistant Vice
                                                President and Portfolio Manager, Security
                                                Management Company, LLC; Assistant Vice
                                                President, Security Benefit Group, Inc. and
                                                Security Benefit Life Insurance Company.
                                                Prior to 1996, Assistant Vice
                                                President-Operations, Security Benefit Life
                                                Insurance Company.

JIM P. SCHIER, Assistant Vice President         Assistant Vice President and Portfolio
                                                Manager, Security Management Company, LLC,
                                                Security Benefit Group, Inc. and Security
                                                Benefit Life Insurance Company.  Prior to
                                                February 1997, Assistant Vice President and
                                                Senior Research Analyst, Security
                                                Management Company, LLC.  Prior to August
                                                1995, Portfolio Manager, Mitchell Capital
                                                Management.  Prior to March 1993, Vice
                                                President and Portfolio Manager, Fourth
                                                Financial.

DAVID ESHNAUR, Assistant Vice President         Assistant Vice President and Portfolio
                                                Manager, Security Management Company, LLC.
                                                Prior to July 1997, Assistant Vice
                                                President and Assistant Portfolio Manager,
                                                Waddell & Reed.
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NAME, ADDRESS AND POSITIONS HELD WITH THE FUND  PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------
CHRISTOPHER D. SWICKARD, Assistant Secretary    Assistant Vice President and Assistant
                                                Counsel, Security Benefit Group, Inc. and
                                                Security Benefit Life Insurance Company.
                                                Prior to June 1992, student at Washburn
                                                University School of Law.
--------------------------------------------------------------------------------------------------

*These directors are deemed to be "interested persons" of the Fund under the Investment
 Company Act of 1940, as amended.

**These directors serve on the Fund's audit committee, the purpose of which is to meet with the independent auditors, to review the work of the auditors, and to oversee the handling by Security Management Company, LLC of the accounting functions for the Fund.

--------------------------------------------------------------------------------------------------

     The officers of the Fund hold identical offices in the other Funds in the Security Group of Funds, except Ms. Tedder and Messrs. Milberger and Schier. Ms. Tedder is also Vice President of Security Income Fund and Security Equity Fund; Mr. Milberger is also Vice President of Security Equity Fund; Mr. Schier is also Assistant Vice President of Security Equity Fund; Ms. Shields is also Assistant Vice President of Security Ultra Fund and Security Equity Fund; Mr. Bowser is also Assistant Vice President of Security Tax-Exempt Fund and Security Income Fund; Mr. Swank is also Assistant Vice President of Security Growth and Income Fund, Security Tax-Exempt Fund and Security Income Fund; Ms. Davison is also Assistant Vice President of Security Cash Fund; and Mr. Eshnaur is also Assistant Vice President of Security Equity Fund. The directors of the Fund are also directors of each of the other Funds in the Security Group of Funds. See the table under "Investment Management," page , for positions held by such persons with the Investment Manager. Mr. Young and Ms. Lee hold identical offices with Security Distributors, Inc. ("SDI"). Messrs. Cleland and Schmank are also director and Vice President, and Ms. Harwood is Treasurer of SDI.

REMUNERATION OF DIRECTORS AND OTHERS

     The Fund pays each of its directors, except those directors who are "interested persons" of the Fund, an annual retainer of $6,250 and a fee of $800 per meeting, plus reasonable travel costs, for each meeting of the board attended. The Fund pays a fee of $100 per hour with a minimum fee of $200 and reasonable travel costs for each meeting of the Fund's audit committee attended by those directors who serve on the committee. Such fees and travel costs are paid by the Fund pursuant to the Fund's Administrative Services Agreement dated April 1, 1987, as amended.
     The Fund does not pay any fees to, or reimburse expenses of, its Directors who are considered "interested persons" of the Fund. The aggregate compensation paid by the Fund to each of the Directors during its fiscal year ended December 31, 1996, and the aggregate compensation paid to each of the Directors during calendar year 1996 by all seven of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "Security Fund Complex"), are set forth below. Each of the Directors is a director of each of the other registered investment companies in the Security Fund Complex.

--------------------------------------------------------------------------------------------------------
                                                PENSION OR                         TOTAL COMPENSATION
                           AGGREGATE        RETIREMENT BENEFITS   ESTIMATED ANNUAL  FROM THE SECURITY
  NAME OF DIRECTOR       COMPENSATION        ACCRUED AS PART OF    BENEFITS UPON     FUND COMPLEX,
    OF THE FUND          FROM SBL FUND         FUND EXPENSES        RETIREMENT     INCLUDING THE FUND
--------------------------------------------------------------------------------------------------------
Willis A. Anton              $9,250                   $0                $0             $18,500
Donald A. Chubb, Jr.          9,650                    0                 0              18,900
John D. Cleland                   0                    0                 0                   0
Donald L. Hardesty            9,250                    0                 0              18,500
Penny A. Lumpkin              9,650                    0                 0              18,900
Mark L. Morris, Jr.           9,650                    0                 0              18,900
Jeffrey B. Pantages               0                    0                 0                   0
Harold G. Worswick*               0                    0                 0                   0
Hugh L. Thompson              7,088                    0                 0              14,175
--------------------------------------------------------------------------------------------------
*The Fund has accrued deferred compensation in the amount of $3,225 for Mr. Worswick for the calendar year ended December 31, 1996.
--------------------------------------------------------------------------------------------------

     Security Management Company, LLC compensates its officers and directors who may also serve as officers or directors of the Fund. On October 1, 1997, the Fund's officers and directors (as a group) beneficially owned less than 1% of the outstanding shares of the Fund.


SALE AND REDEMPTION OF SHARES

     Shares of the Fund are sold and redeemed at their net asset value next determined after receipt of a purchase or redemption order. No sales or redemption charge is made. The value of shares redeemed may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption. Payment for shares redeemed will be made as soon as practicable after receipt, but in no event later than seven days after tender, except that the Fund may suspend the right of redemption during any period when trading on the New York Stock Exchange is restricted or such Exchange is closed for other than weekends or holidays, or any emergency is deemed to exist by the Securities and Exchange Commission.

INVESTMENT MANAGEMENT

     Security Management Company, LLC (the "Investment Manager"), 700 Harrison Street, Topeka, Kansas, serves as investment adviser to the Fund. The Investment Manager also acts as investment adviser to the following mutual funds: Security Equity Fund, Security Growth and Income Fund, Security Ultra Fund, Security Income Fund, Security Cash Fund, and Security Tax-Exempt Fund.

     The Investment Manager is controlled by its members, Security Benefit Life Insurance Company and Security Benefit Group, Inc. ("SBG"). SBG is an insurance and financial services holding company wholly-owned by Security Benefit Life Insurance Company, 700 Harrison Street, Topeka, Kansas 66636-0001. Security Benefit Life, a mutual life insurance company, is incorporated under the laws of Kansas.

     The Investment Manager serves as investment adviser to the Fund under an Investment Advisory Contract dated June 20, 1977, which was renewed by the board of directors of the Fund at a regular meeting held on February 7, 1997. The contract may be terminated without penalty at any time by either party on 60 days' written notice and is automatically terminated in the event of its assignment.

     Pursuant to the Investment Advisory Contract, the Investment Manager furnishes investment advisory, statistical and research facilities, supervises and arranges for the purchase and sale of securities on behalf of the Fund, and provides for the compilation and maintenance of records pertaining to the investment advisory function. For such services, the Investment Manager is entitled to receive compensation on an annual basis equal to .75% of the average net assets of Series A, Series B, Series E, Series S, Series J, Series K, Series P and Series V; .5% of the average net assets of Series C; and 1.00% of the average net assets of Series D, Series M, Series N, Series O and Series X, computed on a daily basis and payable monthly. During the last three fiscal years, SBL Fund paid the following amounts to the Investment Manager for its services: 1996 - $17,145,558; 1995 - $12,436,327; and 1994 - $10,141,578. For
the period May 1, 1997 (date of inception) to August 31, 1997, the Investment Manager waived its entire advisory fee for Series V in the amount of $3,515.
For the fiscal year ended December 31, 1996 and the fiscal year ending December 31, 1997, the Investment Manager agreed to waive the investment advisory fees of Series K and P. The Investment Manager also agreed to waive the investment advisory fees of Series V and Series X for the fiscal year ending December 31, 1997.

     The Investment Manager has retained Lexington Management Corporation ("Lexington"), Park 80 West, Plaza Two, Saddle Brook, New Jersey 07663, to furnish certain investment advisory services to Series D and K of the Fund pursuant to Sub-Advisory Agreements, dated April 26, 1991, and May 1, 1995, respectively. Pursuant to the agreements, Lexington furnishes investment advisory, statistical and research facilities, supervises and arranges for the purchase and sale of securities on behalf of Series D and K and provides for the compilation and maintenance of records pertaining to such investment advisory services, subject to the control and supervision of the Board of Directors of the Fund and the Investment Manager. For such services, the Investment Manager pays Lexington an amount equal to .50% of the average net assets of Series D, and .35% of the average net assets of Series K, computed on a daily basis and payable monthly. The Lexington Sub-Advisory Agreements may be terminated without penalty at any time by either party on 60 days' written notice and are automatically terminated in the event of assignment or in the event that the Investment Advisory Contract between the Investment Manager and the Fund is terminated, assigned or not renewed.

     Lexington is a wholly-owned subsidiary of Lexington Global Asset Managers, Inc., a Delaware corporation with offices at Park 80 West, Plaza Two, Saddle Brook, New Jersey 07663. Descendants of Lunsford Richardson, Sr., their spouses, trusts and other related entities have a majority voting control of the outstanding shares of Lexington Global Asset Managers, Inc. Lexington which was established in 1938 currently serves as investment adviser, sub-adviser and/or sponsor to 21 investment companies with varying objectives and manages over $3.8 billion in assets.
     Lexington has entered into a sub-advisory contract with MFR Advisors, Inc. ("MFR"), One Liberty Plaza, New York, New York 10006, to provide investment and economic research services to Series K, subject to the control and supervision of the Board of Directors of SBL Fund For such services, Lexington pays MFR an amount equal to .15% of the average net assets of Series K, computed on a daily basis and payable monthly.
     MFR is a subsidiary of Maria Fiorini Ramirez, Inc. ("Ramirez") which was established in August of 1992 to provide global economic consulting, investment advisory and broker/dealer services. Ramirez owns 80% and Security Benefit Group, Inc. ("SBG") owns 20% of the outstanding common stock of MFR. Maria Fiorini Ramirez owns 100% of the outstanding capital stock of Ramirez, and Security Benefit Life Insurance Company owns 100% of the outstanding common stock of SBG. MFR currently acts as investment adviser to the Global High Yield Fund (formerly Global Aggressive Bond Fund), Global Asset Allocation Fund and Emerging Markets Total Return Fund, as sub-adviser to the Lexington Ramirez Global Income Fund, and also serves as an institutional manager for private clients.
     The Investment Manager has entered into a sub-advisory agreement with Meridian Investment Management Corporation ("Meridian"), 12835 East Arapahoe Road, Tower II, 7th Floor, Englewood, Colorado 80112. Pursuant to the agreement, Meridian furnishes investment advisory, statistical and research facilities, supervises and arranges for the purchase and sale of equity securities on behalf of Series X and provides for the compilation and maintenance of records pertaining to such investment advisory services, subject to the control and supervision of the Board of Directors of the Fund and the Investment Manager. Meridian is a wholly-owned subsidiary of Meridian Management and Research Corporation which is controlled by its two stockholders, Michael J. Hart and Craig T. Callahan. The Investment Manager pays Meridian an annual fee equal to a percentage of the average daily closing value of the net assets of Series M, computed on a daily basis according to the following schedule:

             Average Daily Net Assets of the Series          Annual Fee
             --------------------------------------          ----------
              Less than $100 million......................  .40%, plus
              $100 million but less than $200 million.....  .35%, plus
              $200 million but less than $400 million.....  .30%, plus
              $400 million or more........................  .25%

     The Investment Manager has engaged T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202, organized in 1937 under the laws of the State of Maryland by the late Thomas Rowe Price, Jr., to provide investment advisory services to Series N and O. Pursuant to the agreements, T. Rowe Price furnishes investment advisory services, supervises and arranges for the purchase and sale of securities on behalf of Series N and O and provides for the compilation and maintenance of records pertaining to such investment advisory services, subject to the control and supervision of the Board of Directors of the Fund and the Investment Manager.
T. Rowe Price is presently a publicly held company which with its affiliates manages over $95 billion in assets for over 4.5 million individuals and institutional investor accounts. The Investment Manager pays T. Rowe Price, on an annual basis, an amount equal to .50% of the average net assets of Series N which are less than $50,000,000, and .40% of the average net assets of Series N of $50,000,000 and over, for management services provided to Series N, provided, however, that the Investment Manager has agreed to pay T. Rowe Price a minimum fee of $100,000 for the 12 months ended June 30, 1996. The Investment Manager pays T. Rowe Price, on an annual basis, an amount equal to
 .50% of the first $20,000,000 of average daily net assets of Series O and .40% of such assets in excess of $20,000,000 for management services provided to Series O. For any month in which the average daily net assets of Series O exceed $50,000,000, T. Rowe Price will waive .10% of its fee on the first $20,000,000 of Series O's average daily net assets. T. Rowe Price's fees for investment management services are calculated daily and payable monthly.

     The Investment Manager has engaged Strong Capital Management, Inc. ("Strong"), 900 Heritage Reserve, Menomonee Falls, Wisconsin 53051, to provide certain investment advisory services to Series X. Strong is a privately held corporation which is controlled by Richard S. Strong. Strong was established in 1974 and currently manages over $27 billion in assets. The Investment Manager pays Strong with respect to Series X, an annual fee based on the combined average net assets of Series X and another fund to which Strong provides advisory services. The fee is equal to .50% of the combined average net assets under $150 million, .45% of the combined average net assets at or above $150 million but less than $500 million, and .40% of the combined average net assets at or above $500 million.

     The Investment Manager has agreed that the total annual expenses of any Series, including its compensation from such Series, but excluding brokerage commissions, interest, taxes, and extraordinary expenses, will not exceed the level of expenses which the Fund is permitted to bear under the most restrictive expense limitation imposed by any state in which shares of the Fund are then offered for sale. (The Investment Manager is not aware of any state that currently imposes limits on the level of mutual fund expenses.) The Investment Manager will, on a monthly basis, contribute such funds or waive such portion of its management fee as may be necessary to insure that the aggregate expenses of any Series will not exceed any such limitation.

     Pursuant to an Administrative Services Agreement, dated April 1, 1987, as amended, the Investment Manager also acts as the administrative agent for the Fund and as such performs administrative functions and the bookkeeping, accounting and pricing functions for the Fund. For this service the Investment Manager receives, on an annual basis, a fee of .045% of the average net assets of each Series, except that with respect to Series X the Investment Manager receives on an annual basis, a fee of .09%. For the services identified above, the Investment Manager also receives, with respect to Series D, K, M and N, an annual fee equal to the greater of .10 percent of each series' average net assets or $60,000. The administrative fees paid by the Fund during its fiscal years ended December 31, 1996, 1995 and 1994, were $1,346,653, $786,425 and
$605,515, respectively. For the period May 1, 1997 (date of inception) to August 31, 1997, Series V paid the Investment Manager $442 for administrative fees.


     Under the same Agreement, the Investment Manager acts as the transfer agent for the Fund. As such, it processes purchase and redemption transactions and acts as the dividend disbursing agent for the separate accounts of Security Benefit Life Insurance Company to which shares of the Fund are sold. For this service, the Investment Manager receives an annual maintenance fee of $8.00 per account, and a transaction fee of $1.00 per transaction. The transfer agency fees paid by the Fund during its fiscal years ended December 31, 1996, 1995 and 1994, were $30,787, $18,750 and $13,242, respectively. For the period May 1, 1997 (date of inception) to August 31, 1997, Series V paid the Investment Manager $66 for transfer agency fees.


     The expense ratio of each Series for the fiscal year end December 31, 1996, was as follows: Series A - .83%; Series B - .84%; Series C - .58%; Series D - 1.30%; Series E - .83%; Series S - .84%; Series J - .84%; Series K - .84%;
Series M - 1.34%; Series N - 1.45%; and Series O - 1.15%. The annualized expense ratio of Series P for the period August 5, 1996 (date of inception) to December 31, 1996 was .28% and for Series V for the period May 1, 1997 (date of inception) to August 31, 1997, was .55%. None of the foregoing information is available for Series X as it did not begin operations until October of 1997. During the fiscal year ended December 31, 1996, the Investment Manager waived the management fee of Series K and P, and during the fiscal year ending December 31, 1997, the Investment Manager will waive the management fee of Series K, P, V and X. In the absence of such waivers, the expense ratios for Series K, P and V would have been higher.

     The Fund will pay all its expenses not assumed by the Investment Manager including directors' fees; fees and expenses of custodian; taxes and governmental fees; interest charges; any membership dues; brokerage commissions; reports, proxy statements, and notices to stockholders; costs of stockholder and other meetings; and legal, auditing and accounting expenses. The Fund will also pay all expenses in connection with the Fund's registration under the Investment Company Act of 1940 and the registration of its capital stock under the Securities Act of 1933.

     The following persons are affiliated with the Fund and also with the Investment Manager in the capacities indicated:


-----------------------------------------------------------------------------------------------------
NAME                POSITION WITH SBL FUND        POSITIONS WITH SECURITY MANAGEMENT COMPANY, LLC
-----------------------------------------------------------------------------------------------------
James R. Schmank    Vice President and Treasurer  Senior Vice President, Treasurer, Chief Fiscal
                                                  Officer and Managing Member Representative

John D. Cleland     President and Director        Senior Vice President and Managing Member
                                                  Representative

Jane A. Tedder      Vice President                Vice President and Senior Portfolio Manager

Terry A. Milberger  Vice President                Senior Vice President and Senior Portfolio
                                                  Manager

James P. Schier     Assistant Vice President      Assistant Vice President and Portfolio Manager

Cindy L. Shields    Assistant Vice President      Assistant Vice President and Portfolio Manager

Mark E. Young       Vice President                Vice President

Amy J. Lee          Secretary                     Secretary

Brenda M. Harwood   Assistant Treasurer and       Assistant Vice President, Assistant Treasurer
                    Assistant Secretary           and Assistant Secretary

Thomas A. Swank     Assistant Vice President      Vice President and Portfolio Manager

Steven M. Bowser    Assistant Vice President      Second Vice President and Portfolio Manager

Barbara J. Davison  Assistant Vice President      Compliance Officer, Assistant Vice President
                                                  and Portfolio Manager

David Eshnaur       Assistant Vice President      Assistant Vice President and Portfolio Manager
-----------------------------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT

     SERIES A (GROWTH SERIES) is managed by the Large Capitalization Team of the Investment Manager consisting of John Cleland, Chief Investment Strategist, Terry Milberger, Jim Schier and Chuck Lauber. The Large Capitalization Team is responsible for determining general investment strategy and monitoring portfolio guidelines. Terry Milberger, Senior Portfolio Manager, has day-to-day responsibility for managing Series A and has managed the Series since 1981.
The common stock portion of the SERIES B (GROWTH-INCOME SERIES) portfolio is managed by the Investment Manager's Large Capitalization Team described above. Mr. Milberger has day-to-day responsibility for managing the common stock portion of the Series B portfolio and has managed this portion of the Series' portfolio since 1995. The fixed income portion of the Series B portfolio is managed by the Fixed Income Team of the Investment Manager consisting of John Cleland, Jane Tedder, Tom Swank, Steve Bowser, Barb Davison, David Eshnaur, Elaine Miller and Paulette Schwerdt. The Fixed Income Team is responsible for determining general investment strategy and monitoring portfolio guidelines.
Tom Swank, Portfolio Manager, has day-to-day responsibility for managing the fixed income portion of Series B's portfolio and has managed this portion of the portfolio since 1994. SERIES D (WORLDWIDE EQUITY SERIES) is managed by an investment management team of Lexington. Richard T. Saler and Alan Wapnick have the day-to-day responsibility for managing the investments of Series D and have managed the Series since 1994. SERIES E (HIGH GRADE INCOME SERIES) is managed by the Fixed Income Team described above. Tom Swank and Steve Bowser have day-to-day responsibility for managing Series E and have managed the Series since June 1997. SERIES J (EMERGING GROWTH SERIES) and SERIES S (SOCIAL AWARENESS SERIES) are managed by the Investment Manager's
Small Capitalization Team and Social Responsibility Team, respectively, each of which consists of John Cleland, Chief Investment Strategist, Cindy Shields, Larry Valencia and Frank Whitsell. The Small Capitalization Team and the
Social Responsibility Team are responsible for determining general investment strategy and monitoring portfolio guidelines. Cindy Shields, Portfolio Manager, has day-to-day responsibility for managing Series J and Series S and has managed the Series since 1994. SERIES K (GLOBAL AGGRESSIVE BOND SERIES) is managed by an investment management team of Lexington and MFR. Denis P.
Jamison and Maria Fiorini Ramirez have day-to-day responsibility for managing Series K and have managed the Series since its inception in 1995. SERIES M (SPECIALIZED ASSET ALLOCATION SERIES) is managed by an investment management team of portfolio managers of the Investment Manager and Meridian. Jane
Tedder, Senior Economist, has day-to-day responsibility for managing the fixed-income portion of the Series' portfolio and has had responsibility for the Series since January 1996. Pat Boyle, Portfolio Manager of Meridian, has day-to-day responsibility for managing the equity portion of the Series' portfolio. He has had day-to-day responsibility for managing the equity portion of the Series since August 1997 SERIES N (MANAGED ASSET ALLOCATION SERIES) is managed by an Investment Advisory Committee of T. Rowe Price consisting of Edmund M. Notzon, Chairman, Heather R. Landon, James M. McDonald, Jerome Clark, Peter Van Dyke, M. David Testa and Richard T. Whitney. Mr. Notzon has had day-to-day responsibility for managing the Series since its inception in 1995. SERIES O (EQUITY INCOME SERIES) is managed by an Investment Advisory Committee of T. Rowe Price consisting of Brian C. Rogers, Chairman, Thomas H. Broadus, Jr., Richard P. Howard and William J. Stromberg. Mr. Rogers has had day-to-day responsibility for managing the Series since its inception in 1995. SERIES P (HIGH YIELD SERIES) is managed by the Fixed Income Team described above. Tom Swank and David Eshnaur have day-to-day responsibility for managing the investments of Series P. Mr. Swank has managed the Series since its inception in 1996 and Mr. Eshnaur has managed the Series since July 1997. SERIES V (VALUE SERIES) is managed by the Large Capitalization Team described above. Jim Schier has day-to-day responsibility for managing Series V and has managed the Series since its inception in 1997. SERIES X (SMALL CAP SERIES) is managed by Ronald
C. Ognar of Strong. He has had day-to-day responsibility for managing Small Cap Fund since its inception in 1997.
     Steve Bowser is Assistant Vice President and Portfolio Manager of the Investment Manager. Prior to joining the Investment Manager in 1992, he was Assistant Vice President and Portfolio Manager with the Federal Home Loan Bank of Topeka from 1989 to 1992. He was employed at the Federal Reserve Bank of Kansas City in 1988 and began his career with the Farm Credit System from 1982 to 1987, serving as a Senior Financial Analyst and Assistant Controller. He graduated with a Bachelor of Science degree from Kansas State University in 1982. He is a Chartered Financial Analyst.
     Pat Boyle is a research analyst and portfolio manager at Meridian. He has four years of investment experience and is a Chartered Financial Analyst. Mr. Boyle graduated from the University of Denver with a B.S.B.A. degree in Finance.
     John Cleland has been involved in the securities industry for more than 30 years. Before joining the Investment Manager in 1968, he was involved in the investment business in securities and residential and commercial real estate for approximately ten years. Mr. Cleland earned a Bachelor of Science degree from the University of Kansas and an M.B.A. from Wharton School of Finance, University of Pennsylvania.
     David Eshnaur is Assistant Vice President and Portfolio Manager of the Investment Manager. Mr. Eshnaur has 15 years of investment experience. Prior to joining the Investment Manager in 1997, he worked at Waddell & Reed in the positions of Assistant Vice president, Assistant Portfolio Manager, Senior Analyst, Industry Analyst and Account Administrator. Mr. Eshnaur earned a Bachelor of Arts degree in Business Administration from Coe College and and M.B.A. degree in Finance from the University of Missouri - Kansas City.
     Denis P. Jamison, CFA, Senior Vice President, Director Fixed Income Strategy, is responsible for fixed-income portfolio management for Lexington.
He is a member of the New York Society of Security Analysts. Mr. Jamison has more than 20 years investment experience. Prior to joining Lexington in 1981, Mr. Jamison had spent nine years at Arnold Bernhard and Company, an investment counseling and financial services organization. At Bernhard, he was a Vice President supervising the security analyst staff and managing investment portfolios. He is a specialist in government, corporate and municipal bonds. Mr. Jamison is a graduate of the City College of New York with a B.A. in Economics.
     Terry A. Milberger is a Vice President and Senior Portfolio Manager of the Investment Manager. Mr. Milberger has more than 19 years of investment experience. He began his career as an investment analyst in the insurance industry and from 1974 through 1978 he served as an assistant portfolio manager for the Investment Manager. He was then employed as Vice President of Texas Commerce Bank and managed its pension fund assets until he returned to the Investment Manager in 1981. Mr. Milberger holds a Bachelor's degree in
Business and an M.B.A. from the University of Kansas and is a Chartered Financial Analyst.
     Edmund M. Notzon joined T. Rowe Price in 1989 and has been managing investments since 1991. Prior to joining T. Rowe Price, Mr. Notzon was
Director of the Analysis and Evaluation Division at the U.S. Environmental Protection Agency.
     Ronald C. Ognar, Portfolio Manager of Strong, is a Chartered Financial Analyst with more than 25 years of investment experience. Mr. Ognar joined Strong in April 1993 after two years as a principal and Portfolio Manager with RCM Capital Management. Prior to his position at RCM Capital Management, he was a Portfolio Manager at

Kemper Financial Services in Chicago. Mr. Ognar began his investment career in 1968 at LaSalle National Bank. He is a graduate of the University of Illinois with a bachelor's degree in accounting.
     Maria Fiorini Ramirez, President and Chief Executive Officer of MFR, began her career as a credit analyst with American Express International Banking Corporation in 1968. In 1972, she moved to Banco Nazionale De Lavoro in New York. The following year, she started a ten year association with Merrill Lynch, serving as Vice President and Senior Money Market Economist. She joined Becker Paribas in 1984 as Vice President and Senior Money Market Economist before joining Drexel Burnham Lambert that same year as First Vice President and Money Market Economist. She was promoted to Managing Director of Drexel in 1986. From April 1990 to August 1992, Ms. Ramirez was the President and Chief Executive Officer of Maria Ramirez Capital Consultants, Inc., a subsidiary of John Hancock Freedom Securities Corporation. Ms. Ramirez established MFR in August, 1992. She is known in international financial, banking and economic circles for her assessment of the interaction between global economic policy and political trends and their effect on investments. Ms. Ramirez holds a B.A. in Business Administration/Economics from Pace University.
     Brian C. Rogers joined T. Rowe Price in 1982 and has been managing investments since 1983.
     Richard T. Saler is a Senior Vice President of Lexington and is responsible for international investment analysis and portfolio management. He has eleven years of investment experience. Mr. Saler has focused on international markets since first joining Lexington in 1986. Most recently he was a strategist with Nomura Securities and rejoined Lexington in 1992. Mr. Saler is a graduate of New York University with a B.S. degree in Marketing and an M.B.A. in Finance from New York University's Graduate School of Business Administration.
     James P. Schier, Assistant Vice President and Portfolio Manager of the Investment Manager, has 13 years experience in the investment field and is a Chartered Financial Analyst. While employed by the Investment Manager, he also served as a research analyst. Prior to joining the Investment Manager in 1995, he was a portfolio manager for Mitchell Capital Management from 1993 to 1995. From 1988 to 1995 he served as Vice President and Portfolio Manager for Fourth Financial. Prior to 1988, Mr. Schier served in various positions in the investment field for Stifel Financial, Josepthal & Company and Mercantile Trust Company. Mr. Schier earned a Bachelor of Business degree from the University of Notre Dame and an M.B.A. from Washington University.
     Cindy L. Shields is a Portfolio Manager of the Investment Manager. Ms. Shields has eight years experience in the securities field and joined the Investment Manager in 1989. She has been a portfolio manager since 1994, and prior to that time, she served as a research analyst for the Investment Manager. Ms. Shields graduated from Washburn University with a Bachelor of Business Administration degree, majoring in finance and economics. She is a Chartered Financial Analyst.
     Tom Swank, Portfolio Manager of the Investment Manager, has over ten years of experience in the investment field. He is a Chartered Financial Analyst. Prior to joining the Investment Manager in 1992, he was an Investment Underwriter and Portfolio Manager for U.S. West Financial Services, Inc. from 1986 to 1992. From 1984 to 1986, he was a Commercial Credit Officer for United Bank of Denver. From 1982 to 1984, he was employed as a Bank Holding Company examiner for the Federal Reserve Bank of Kansas City - Denver Branch. Mr. Swank graduated from Miami University in Ohio with a Bachelor of Science degree in finance in 1982 and earned a Master of Business Administration degree from the University of Colorado.
     Jane Tedder, Vice President and Senior Portfolio Manager of the Investment Manager, has 20 years of experience in the investment field. Ms. Tedder has been a portfolio manager for the Investment Manager since 1983. Prior to joining the Investment Manager in 1983, she served as Vice President and Trust Officer of Douglas County Bank in Kansas. Ms. Tedder earned a bachelor's degree in education from Oklahoma State University and advanced diplomas from National Graduate Trust School, Northwestern University, and Stonier Graduate School of Banking, Rutgers University. She is a Chartered Financial Analyst.
     Alan Wapnick is a Senior Vice President of Lexington and is responsible for equity analysis and portfolio management. He has 27 years of investment experience. Prior to joining Lexington in 1986, Mr. Wapnick was an equity analyst with Merrill Lynch, J. & W. Seligman, Dean Witter and most recently Union Carbide Corporation. Mr. Wapnick is a graduate of Dartmouth College and received a Master's degree in Business Administration from Columbia University.

CODE OF ETHICS

     The Fund, the Investment Manager and the Distributor have a written Code of Ethics which requires all access persons to obtain prior clearance before engaging in any personal securities transactions. Access persons include officers and directors of the Fund and Investment Manager and employees that participate in, or obtain information regarding, the purchase or sale of securities by the fund or whose job relates to the making of any recommendations with respect to such purchases or sales. All access persons must report their personal securities transactions within ten days of the end of each calendar quarter. Access persons will not be permitted to effect transactions in a security if it: (a) is being considered for purchase or sale by the Fund; (b) is being purchased or sold by the Fund; or (c) is being offered in an initial public offering. In addition, portfolio managers are prohibited from purchasing or selling a security within seven calendar days before or after a Fund that he or she manages trades in that security. Any material violation of the Code of Ethics is reported to the Board of the Fund. The Board also reviews the administration of the Code of Ethics on an annual basis.

PORTFOLIO TURNOVER


     Generally, long-term rather than short-term investments will be made by the Fund for Series A, B, D, E, S, J, P and V. Series J, however, reserves the right during certain periods to trade to a substantial degree for the short term. Although portfolio securities generally will be purchased with a view to long-term potential, subsequent changes in the circumstances of a particular company or industry, or in general economic conditions, may indicate that sale of a portfolio security is desirable without regard to the length of time it has been held or to the tax consequences thereof. The annual portfolio turnover rate of Series A, S, J, M and V may exceed 100% and at times may exceed 150%. The annual turnover rate of Series E, K and P may exceed 100%. The annual turnover rate of Series B, D, N and O are not generally expected to exceed 100%. The annual portfolio turnover rate of Series X is not expected to exceed 200%.

     Portfolio turnover is defined as the lesser of purchases or sales of portfolio securities divided by the average market value of portfolio securities owned during the year, determined monthly. The annual portfolio turnover rates for Series A, B, D, E, S, J, K, M, N, O and P for the fiscal years ended December 31, 1996, 1995 and 1994, are as follows:

                -----------------------------------------
                                   1996   1995   1994
                -----------------------------------------
                 Series A           57%    83%    90%
                 Series B           58%    94%    43%
                 Series D          115%   169%    82%
                 Series E          232%   180%   185%
                 Series S           67%   122%    67%
                 Series J          123%   202%    91%
                 Series K           86%   127%*   --
                 Series M           40%   181%*   --
                 Series N           41%    26%*   --
                 Series O           22%     3%*   --
                 Series P          151%**  --     --
                -----------------------------------------
                 *Annualized portfolio turnover rates for
                  the period June 1, 1995 (date of
                  inception) to December 31, 1995.
                **Annualized portfolio turnover rate for
                  the period August 5, 1996 (date of
                  inception) to December 31, 1996.


     For this purpose the term "securities" does not include government securities or debt securities maturing within one year after acquisition.
Since Series C's investment policies require a maturity shorter than 13 months, the portfolio turnover rate will generally be 0%, although the portfolio will turn over many times during a year. The annualized portfolio turnover rate for Series V for the period May 1, 1997 (date of inception) to August 31, 1997 was 48%. Portfolio turnover information is not yet available for Series X as it did not begin operations until October of 1997.

DETERMINATION OF NET ASSET VALUE

     As discussed in the Prospectus for the Fund, the net asset value per share of each Series is determined as of the close of regular trading hours on the New York Stock Exchange (normally 3:00 p.m. Central time) on each day that the Exchange is open for trading (other than a day on which no shares of a Series are tendered for redemption and no order to purchase shares of a Series is received). The New York Stock Exchange is open for trading Monday through Friday except when closed in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, July Fourth, Labor Day, Thanksgiving Day and Christmas. The determination is made by dividing the value of the portfolio securities of each Series, plus any cash or other assets (including dividends accrued but not collected), less all liabilities (including accrued expenses but excluding capital and surplus), by the number of shares of each Series outstanding. In determining asset value, securities listed or traded on a recognized securities exchange are valued on the basis of the last sale price. If there are no sales on a particular day, then the securities shall be valued at the last bid price. All other securities for which market quotations are available are valued on the basis of the last current bid price. If there is no bid price, or if the bid price is deemed to be unsatisfactory by the board of directors or the Fund's Investment Manager, then the securities shall be valued in good faith by such method as the board of directors determines will reflect their fair market value. Circumstances under which the board of directors or the Fund's Investment Manager may consider the bid price include instances in which the spread between the bid and the asked prices is substantial, trades have been infrequent or the size of the trades which have occurred are not representative of the Fund's holdings.
     As stated in the Prospectus, the Fund's short-term debt securities may be valued by the amortized cost method. As a result of using this method, during periods of declining interest rates, the yield on shares of these Series (computed by dividing the annualized income of the Fund by the net asset value computed as described above) may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund for instruments with remaining maturities of 60 days or less resulted in a lower aggregate portfolio value on a particular day, a prospective investor would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values and existing investors in these Series would receive less investment income. The converse would apply in a period of rising interest rates. To the extent that, in the opinion of the board of directors, the amortized cost value of a portfolio instrument or instruments does not represent fair value thereof as determined in good faith, the board of directors will take appropriate action which would include a revaluation of all or an appropriate portion of the portfolio based upon current market factors.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities used in computing the net asset value of the shares of certain Series of the Fund generally are determined as of the close of such foreign markets or the close of the New York Stock Exchange if earlier. Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange. Trading on foreign exchanges and in foreign currencies may not take place on every day the New York Stock Exchange is open. Conversely trading in various foreign markets may take place on days when the New York Stock Exchange is not open and on other days when the Fund's net asset values are not calculated. Therefore, the shares of a Series which invests in foreign securities may be significantly affected on days when investors have no access to the Series. The calculation of the net asset value for Series that invest in foreign securities may not occur contemporaneously with the determination of the most current market prices for the securities included in such calculation, and events affecting the value of such securities and such exchange rates that occur between the times at which they are determined and the close of the New York Stock Exchange will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith by the directors.

     For purposes of determining the net asset value per share of the Fund, all assets and liabilities initially expressed in foreign currencies will be converted into United States dollars at the mean between the bid and offer prices of such currencies against United States dollars quoted by any major U.S. bank.

PORTFOLIO TRANSACTIONS

     Transactions in portfolio securities shall be effected in such manner as deemed to be in the best interests of the Fund and the respective Series. In reaching a judgment relative to the qualifications of a broker-dealer
("broker") to obtain the best execution of a particular transaction, all relevant factors and circumstances will be taken into account by the Investment Manager or relevant Sub-Adviser, including the overall reasonableness of commissions paid to the broker, the firm's general execution and operational capabilities and its reliability and financial condition. The execution of portfolio transactions may be directed to brokers who furnish investment information or research services to the Investment Manager or relevant Sub-Adviser. Such information and research services include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, the availability of securities or purchasers or sellers of securities, and furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts. Such investment information and research services may be furnished by brokers in many ways, including: (1) on-line data base systems, the equipment for which is provided by the broker, that enable registrant to have real-time access to market information, including quotations; (2) economic research services, such as publications, chart services and advice from economists concerning macroeconomic information; and (3) analytical investment information concerning particular corporations. If a transaction is directed to a broker supplying such information or services, the commission paid for such transaction may be in excess of the commission another broker would have charged for effecting that transaction, provided that the Investment Manager shall have determined in good faith that the commission is reasonable in relation to the value of the investment information or research services provided, viewed in terms of either that particular transaction or the overall responsibilities of the Investment Manager with respect to all accounts as to which it exercises investment discretion. The Investment Manager may use all, none or some of such information and services in providing investment advisory services to the mutual funds under its management, including the Fund.
     In addition, brokerage transactions may be placed with brokers who sell variable contracts offered by SBL or shares of the Funds managed by the Investment Manager and who may or may not also provide investment information and research services. The Investment Manager may, consistent with the NASD Rules of Fair Practice, consider sales of shares of the Fund in the selection of a broker. The Fund may also buy securities from, or sell securities to, dealers acting as principals or market makers.
     Securities held by the Series may also be held by other investment advisory clients of the Investment Manager or relevant Sub-Adviser, including other investment companies. In addition, Security Benefit Life Insurance Company ("SBL"), may also hold some of the same securities as the Series. When selecting securities for purchase or sale for a Series, the Investment Manager may at the same time be purchasing or selling the same securities for one or more of such other accounts. Subject to the Investment Manager's obligation to seek best execution, such purchases or sales may be executed simultaneously or "bunched." It is the policy of the Investment Manager not to favor one account over the other. Any purchase or sale orders executed simultaneously (which may also include orders from SBL) are allocated at the average price and as nearly as practicable on a pro rata basis (transaction costs will also generally be shared on a pro rata basis) in proportion to the amounts desired to be purchased or sold by each account. In those instances where it is not practical to allocate purchase or sale orders on a pro rata basis, then the allocation will be made on a rotating or other equitable basis. While it is conceivable that in certain instances this procedure could adversely affect the price or number of shares involved in a Series' transaction, it is believed that the procedure generally contributes to better overall execution of the Series' portfolio transactions. The Board of Directors of the Fund has adopted guidelines governing this procedure and will monitor the procedure to determine that the guidelines are being followed and that the procedure continues to be in the best interest of the Fund and its stockholders. With respect to the allocation of initial public offerings ("IPOs"), the Investment Manager may determine not to purchase such offerings for certain of its clients (including investment company clients) due to the limited number of shares typically available to the Investment Manager in an IPO.

     The following table sets forth the brokerage fees paid by the Fund during the last three fiscal years and certain other information:


-----------------------------------------------------------------------------------------------
                                                               TRANSACTIONS DIRECTED TO AND
                            BROKERAGE COMMISSIONS           COMMISSIONS PAID TO BROKER-DEALERS
                              PAID TO SECURITY                 WHO ALSO PERFORMED SERVICES
      TOTAL BROKERAGE        DISTRIBUTORS INC.,                                   BROKERAGE
YEAR  COMMISSIONS PAID         THE UNDERWRITER           TRANSACTIONS            COMMISSIONS
-----------------------------------------------------------------------------------------------
1996            $4,458,407           $0                  $561,547,687           $906,003
1995             4,345,806            0                   402,404,593            738,594
1994             2,962,073            0                   281,022,190            588,781

DISTRIBUTIONS AND FEDERAL INCOME TAX CONSIDERATIONS

     Each Series intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").
     To qualify as a regulated investment company, each Series must, among other things: (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies ("Qualifying Income Test"); (ii) derive in each taxable year less than 30% of its gross income from the sale or other disposition of certain assets held less than three months (namely (a) stock or securities, (b) options, futures and forward contracts (other than those on foreign currencies), and (c) foreign currencies (including options, futures, and forward contracts on such currencies) not directly related to a Series' principal business of investing in stocks or securities (or options and futures with respect to stocks and securities)); (iii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Series' assets is represented by cash, cash items, U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Series' total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers which the Series controls (as that term is defined in the relevant provisions of the Code) and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses; and (iv) distribute at least 90% of the sum of its investment company taxable income (which includes, among other items, dividends, interest, and net short-term capital gains in excess of any net long-term capital losses) and its net tax-exempt interest each taxable year. The Treasury Department is authorized to promulgate regulations under which foreign currency gains would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly related to investing in securities (or options and futures with respect to securities). To date, no such regulations have been issued.
     A Series qualifying as a regulated investment company generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the net short-term capital losses), if any, that it distributes to shareholders. Each Series intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains.
     Generally, regulated investment companies, like the Series, must distribute amounts on a timely basis in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. Generally, to avoid the tax, a regulated investment company must distribute during each calendar year, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the 12-month period ending on October 31 of the calendar year, and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Series intends to make its distributions in accordance with the calendar year distribution requirement. A distribution is treated as paid on December 31 of the calendar year if it is declared by a Series in October, November or December of that year to shareholders of record on a date in such a month and paid by the Series during January of the following calendar year. Such distributions are taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The excise tax provisions described above do not apply to a regulated investment company, like a Series, all of whose shareholders at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable contracts. (For this purpose, any shares of a Series attributable to an investment in the Series not exceeding $250,000 made in connection with the organization of the Series shall not be taken into account.) Accordingly, if this condition regarding the ownership of shares of a Series is met, the excise tax will be inapplicable to that Series.
     If, as a result of exchange controls or other foreign laws or restrictions regarding repatriation of capital, a Series were unable to distribute an amount equal to substantially all of its investment company taxable income (as determined for U.S. tax purposes) within applicable time periods, the Series would not qualify for the favorable federal income tax treatment afforded regulated investment companies, or, even if it did so qualify, it might become liable for federal taxes on undistributed income. In addition, the ability of a Series to obtain timely and accurate information relating to its investments is a significant factor in complying with the requirements applicable to regulated investment companies, in making tax-related computations, and in complying with the Code Section 817(h) diversification requirements. Thus, if a Series were unable to obtain accurate information on a timely basis, it might be unable to qualify as a regulated investment company, its tax computations might be subject to revisions (which could result in the imposition of taxes, interest and penalties), or it might be unable to satisfy the Code Section 817(h) diversification requirements.
     CODE SECTION 817(H) DIVERSIFICATION.  To comply with regulations under
Section 817(h) of the Code, each Series will be required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality are treated for purposes of Section 817(h) as issued by separate issuers.
     In connection with the issuance of the diversification regulations, the Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contractowner's control of the investments of a separate account may cause the contractowner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the variable contractowner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contractowner's gross income. These future rules and regulations proscribing investment control may adversely affect the ability of certain Series of the Fund to operate as described herein. There is, however, no certainty as to what standards, if any, Treasury will ultimately adopt. In the event that unfavorable rules or regulations are adopted, there can be no assurance that the Series will be able to operate as currently described in the Prospectus, or that a Series will not have to change its investment objective or objectives, investment policies, or investment restrictions.
     PASSIVE FOREIGN INVESTMENT COMPANIES. Some of the Series may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one half of its assets constitutes investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over a period during which the Series held the PFIC stock. The Series itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Series' holding period in prior taxable years (an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Series distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.
     A Series may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Series generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election may be available that would involve marking to market a Series' PFIC stock at


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

the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Series level under the PFIC rules would be eliminated, but a Series could, in limited circumstances, incur nondeductible interest charges. A Series' intention to qualify annually as a regulated investment company may limit the Series' elections with respect to PFIC stock.
     Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject a Series itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.
     OPTIONS, FUTURES AND FORWARD CONTRACTS AND SWAP AGREEMENTS. Certain options, futures contracts, and forward contracts in which a Series may invest may be "Section 1256 contracts." Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by a Series at the end of each taxable year (and at certain other times as prescribed pursuant to the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.
     Generally, the hedging transactions undertaken by a Series may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Series. In addition, losses realized by a Series on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, swap agreements and other financial contracts to a Series are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Series which is taxed as ordinary income when distributed to shareholders.
     A Series may make one or more of the elections available under the Code which are applicable to straddles. If a Series makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.
     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.
     Because only a few regulations regarding the treatment of swap agreements, and related caps, floors and collars, have been implemented, the tax consequences of such transactions are not entirely clear. The Series intend to account for such transactions in a manner deemed by them to be appropriate, but the Internal Revenue Service might not necessarily accept such treatment. If it did not, the status of a Series as a regulated investment company, and the Series' ability to satisfy the Code Section 817(h) diversification requirements, might be affected.
     The requirements applicable to a Series' qualification as a regulated investment company may limit the extent to which a Series will be able to engage in transactions in options, futures contracts, forward contracts, swap agreements and other financial contracts.
     FOREIGN TAXATION. Income received by a Series from sources within a foreign country may be subject to withholding and other taxes imposed by that country. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.
     FOREIGN CURRENCY TRANSACTIONS. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Series accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that Series actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Series' investment company taxable income to be distributed to its shareholders as ordinary income.
     ORIGINAL ISSUE DISCOUNT. Debt securities purchased by a Series (such as zero coupon bonds) may be treated for U.S. federal income tax purposes as having original issue discount. Original issue discount is treated as interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity over the issue price. Original issue discount, whether or not cash payments actually are received by a Series, is treated for federal income tax purposes as income earned by the Series, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount included in the income of the Series each year is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest.
     In addition, debt securities may be purchased by a Series at a discount which exceeds the original issue discount remaining on the securities, if any, at the time the Series purchased the securities. This additional discount represents market discount for income tax purposes. Treatment of market discount varies depending upon the maturity of the debt security. Generally, in the case of any debt security having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as ordinary income to the extent it does not exceed the accrued market discount on the security (unless the Series elects for all its debt securities having a fixed maturity date of more than one year from the date of issue to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis. For any debt security having a fixed maturity date of not more than one year from the date of issue, special rules apply which may require in some circumstances the ratable inclusion of income attributable to discount at which the bond was acquired as calculated under the Code. A Series may be required to capitalize, rather than deduct currently, part or all of any net direct interest expense on indebtedness incurred or continued to purchase or carry any debt security having market discount (unless the Series makes the election to include market discount currently).
     DISTRIBUTIONS. Distributions of any investment company taxable income by a Series are taxable to the shareholders as ordinary income. Net capital gains designated by a Series as capital gain dividends will be treated, to the extent distributed, as long-term capital gains in the hands of the shareholders, regardless of the length of time the shareholders may have held the shares.
Any distributions that are not from a Series' investment company taxable income or net capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gain. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Series in October, November or December of that year to shareholders of record on a date in such a month and paid by the Series during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which they are declared, rather than the calendar year in which they are received.
     OTHER TAXES. The foregoing discussion is general in nature and is not intended to provide an exhaustive presentation of the tax consequences of investing in a Series. Distributions may also be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Depending upon the nature and extent of a Series' contacts with a state or local jurisdiction, the Series may be subject to the tax laws of such jurisdiction if it is regarded under applicable law as doing business in, or as having income derived from, the jurisdiction. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Series.

OWNERSHIP AND MANAGEMENT


     As of October 1, 1997, SBL controls the Fund by virtue of its indirect ownership of 100% of the outstanding shares of the Fund as custodian of SBL Variable Annuity Account III, SBL Variable Annuity Account IV, Variflex, Variflex LS, Variflex Signature, Security Elite Benefit and Varilife.


CAPITAL STOCK AND VOTING

     The Fund has authorized the issuance of an indefinite number of shares of capital stock of $1.00 par value. Its shares are currently issued in fourteen
Series: Series A, Series B, Series C, Series D, Series E, Series S, Series J, Series K, Series M, Series N, Series O, Series P, Series V and Series X. The shares of each Series represent pro rata beneficial interest in that Series' assets and in the earnings and profits or losses derived from the investment of such assets. Upon issuance and sale, such shares will be fully paid and nonassessable. They are fully transferable and redeemable. These shares have no preemptive rights, but the stockholders of each Series are entitled to receive dividends as declared for that Series by the board of directors of the Fund.
     The shares of each Series have cumulative voting rights for the election of directors. Within each respective Series, each share has equal voting rights with each other share and there are no preferences as to conversion, exchange, retirement or liquidation. On other matters, all shares, (irrespective of Series) are entitled to one vote each. Pursuant to the rules and regulations of the Securities and Exchange Commission, in certain instances, a vote of the outstanding shares of the combined Series may not modify the rights of holders of a particular Series without the approval of a majority of the shares of that Series.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND-PAYING AGENT

     UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri, acts as the custodian for the portfolio securities of each Series of the Fund, except Series D, K, M, N and O. The Chase Manhattan Bank, 4 Chase MetroTech Center, Brooklyn, New York 11245 acts as custodian for the portfolio securities of Series D, K, M, N and O, including those held by foreign banks and foreign securities depositories which qualify as eligible foreign custodians under the rules adopted by the SEC. Security Management Company, LLC is the Fund's transfer and dividend-paying agent.

INDEPENDENT AUDITORS

     The firm of Ernst & Young LLP, One Kansas City Place, 1200 Main Street, Kansas City, Missouri, has been approved by the Fund's stockholders to serve as the Fund's independent auditors, and as such, the firm will perform the annual audit of the Fund's financial statements.

DISTRIBUTION OF VARIABLE INSURANCE PRODUCTS


     SBL Fund serves as the underlying investment vehicle for the following variable insurance products currently issued by Security Benefit Life Insurance
Company: Variflex, Variflex LS, Variflex Signature, Security Elite Benefit and Varilife. Security Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of Security Benefit Group, Inc., is the principal underwriter of the foregoing variable insurance products. The Distributor has entered into an agreement with Lexington Management Corporation ("Lexington") pursuant to which it receives compensation from Lexington to defray expenses it incurs in the distribution of certain mutual funds sub-advised by Lexington and variable insurance products certain underlying funds of which are sub-advised by Lexington and for the access which the Distributor permits Lexington to have to its network of broker and dealers. The Agreement is currently in effect with respect to the Global Series of Security Equity Fund and Series D of SBL Fund (the "Sub-Advised Portfolios"). Pursuant to the terms of the Agreement, Lexington pays the Distributor a fee, ranging from 0% of the average daily net assets of the Sub-Advised Portfolios below $50 million to .25% of the average daily net assets of the Sub-Advised Portfolios of $400 million or more. The fee is calculated daily and payable monthly.


PERFORMANCE INFORMATION

     The Fund may, from time to time, include the average annual total return and the total return of the Series in advertisements or reports to shareholders or prospective investors.
     Quotations of average annual total return for a Series will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Series over certain periods that will include periods of 1, 5 and 10 years (up to the life of the Series), calculated pursuant to the following formula:
                                      n
                                P(1+T) =ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures assume that all dividends and distributions are reinvested when paid.

     For the 1-, 5- and 10-year periods ended June 30, 1997, the average annual total return was the following:


                ------------------------------------------------------
                          1 YEAR   5 YEARS  10 YEARS
                ------------------------------------------------------
                Series A    27.9%    19.5%     13.6%
                Series B    24.2%    16.1%     13.2%
                Series C     5.1%     3.5%      5.2%
                Series D    17.6%    14.3%      4.2%
                Series E     5.7%     5.9%      7.6%
                Series J     8.0%    16.0%(2)     --
                Series K    12.1%    11.0%(3)     --
                Series M    14.7%    14.0%(3)     --
                Series N    21.1%    17.9%(3)     --
                Series O    27.3%    26.0%(3)     --
                Series P    14.7%(4)   --         --
                Series S    15.0%    17.2%      14.0%(1)
                Series V    88.9%(5)   --         --
                ------------------------------------------------------
                1 For the period May 1, 1991 (date of inception)
                  through December 31, 1996.
                2 For the period October 1, 1992 (date of inception)
                  through December 31, 1996.
                3 For the period June 1, 1995 (date of inception)
                  through December 31, 1996.
                4 For the period August 5, 1996 (date of inception)
                  through June 30, 1997.
                5 For the period May 1, 1997 (date of inception)
                  through August 31, 1997.



     Quotations of total return for any Series will also be based on a hypothetical investment in the Series for a certain period, and will assume that all dividends and distributions are reinvested when paid. The total return is calculated by subtracting the value of the investment at the beginning of the period from the ending value and dividing the remainder by the beginning value. The Investment Manager has waived the management fee for Series K and P, and in the absence of such waiver, the performance quoted would be reduced. Performance information is not yet available for Series X.


     The aggregate total return on an investment made in shares of Series A calculated as described above for the period from June 30, 1987 to June 30, 1997 was 257.8%.

     Performance information for a Series may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), or other unmanaged indices so that investors may compare a Series' results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Series. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.
     Such mutual fund rating services include the following: Lipper Analytical Services; Morningstar, Inc.; Investment Company Data; Schabacker Investment Management; Wiesenberger Investment Companies Service; Computer Directions Advisory (CDA); and Johnson's Charts.
     Quotations of average annual total return or total return for the Fund will not take into account charges and deductions against the Separate Accounts to which the Fund shares are sold or charges and deductions against the Contracts issued by Security Benefit Life Insurance Company. Performance information for any Series reflects only the performance of a hypothetical investment in the Series during the particular time period on which the calculations are based. Performance information should be considered in light of the Series' investment objectives and policies, characteristics and quality of the portfolios and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

FINANCIAL STATEMENTS


     The audited financial statements of the Fund for the fiscal year ended December 31, 1996, which are contained in the Annual Report of SBL Fund, the unaudited financial statements of the Fund, which are contained in the Fund's June 30, 1997 Semiannual Report, and the unaudited financial statements of Series V for the period

May 1, 1997 (date of inception) to August 31, 1997, are incorporated herein by reference. Copies of the Annual Report, Semiannual Report and the unaudited financial Statements of Series V are provided to every person requesting a copy of the Statement of Additional Information.

                                    APPENDIX


DESCRIPTION OF SHORT-TERM INSTRUMENTS

     U.S. GOVERNMENT SECURITIES. Federal agency securities are debt obligations which principally result from lending programs of the U.S. Government. Housing and agriculture have traditionally been the principal beneficiaries of federal credit programs, and agencies involved in providing credit to agriculture and housing account for the bulk of the outstanding agency securities.
     Some U.S. Government securities, such as treasury bills and bonds, are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.
     U.S. Treasury bills are issued with maturities of any period up to one year. Three-month bills are currently offered by the Treasury on a 13-week cycle and are auctioned each week by the Treasury. Bills are issued in bearer form only and are sold only on a discount basis, and the difference between the purchase price and the maturity value (or the resale price if they are sold before maturity) constitutes the interest income for the investor.
     CERTIFICATES OF DEPOSIT. A certificate of deposit is a negotiable receipt issued by a bank or savings and loan association in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate.
     COMMERCIAL PAPER. Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large well-known corporations and finance companies. Maturities on commercial paper range from a few days to nine months. Commercial paper is also sold on a discount basis.
     BANKERS' ACCEPTANCES. A banker's acceptance generally arises from a short-term credit arrangement designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

     A Prime rating is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this highest classification. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance;
(4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of 10 years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.
     Commercial paper rated "A" by Standard & Poor's Corporation ("S&P") has the highest rating and is regarded as having the greatest capacity for timely payment. Commercial paper rated A-1 by S&P has the following characteristics. Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.

     Aaa - Bonds which are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
     AA - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
     C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S CORPORATION

     AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to debt obligation. Capacity to pay interest and repay principal is extremely strong.
     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.
     A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.
     BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
     C - The rating C is reserved for income bonds on which no interest is being paid.
     D - Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

SBL FUND


ANNUAL REPORT
DECEMBER 31, 1996

-  Series A
     (Growth Series)
-  Series B
     (Growth-Income Series)
-  Series C
     (Money Market Series)
-  Series D
     (Worldwide Equity Series)
-  Series E
     (High Grade Income Series)
-  Series J
     (Emerging Growth Series)
-  Series K
     (Global Aggressive Bond Series)
-  Series M
     (Specialized Asset Allocation Series)
-  Series N
     (Managed Asset Allocation Series)
-  Series O
     (Equity Income Series)
-  Series S
     (Social Awareness Series)

[SDI LOGO]

PRESIDENT'S LETTER
February 15, 1997

Dear Contractholder:

1996 was another good year for the portfolios in the SBL Fund. The equity portfolios in particular performed well, benefiting from the second outstanding year in a row for the stock markets. The portfolio managers will provide more detail in the letters that follow about the relative performance of their respective funds.

The portfolios which are managed by our outside subadvisors produced very attractive returns as well, with particularly favorable results generated by the global funds. Only in the domestic fixed income funds were results somewhat disappointing, as interest rates fluctuated dramatically throughout the year.

PHENOMENAL EQUITY MARKETS

Looking back at the past two years, the equity markets by any historical measure have been phenomenal in terms of performance. It is highly unlikely that 1997 will be a year in which results will approximate either of the last two years.

However, this is not to suggest that disaster lies around the corner, but rather that we should lower our expectations more toward historical averages.

The equity markets will continue to be driven by expectations for the level of interest rates and corporate earnings. If our forecast for continued moderate inflation proves accurate, we believe interest rates will remain stable. This will not only allow for a favorable fixed income year, but will provide a positive backdrop for equity market performance.

Corporate earnings momentum will be dependent primarily on the overall level of economic growth in the United States. We will watch carefully, as the jury is still out on whether we can expect another year of slow and sustainable growth in the 2% to 2.5% range or whether growth will slow dramatically and impede corporate earnings.

BALANCED BUDGET A POSSIBILITY

Perhaps the most positive item on the horizon for bond investors is the likelihood of a balanced budget becoming reality. Sentiment is strong on both sides of the congressional aisle, and since 1997 is not an election year, the possibility is greater than usual for bipartisan agreement. The promise of reduced Federal spending lowers the potential for inflation.

The outlook is good for declining global interest rates as inflation drops in many countries around the world and as the European nations work to meet criteria for entry into the European Monetary Union. Many of the Pacific Rim countries are experiencing rapid growth in infrastructure as well as in corporate expansion, and should contribute positively to our global portfolios' returns.

1997 A YEAR FOR STEADY GROWTH

All in all, we believe that although 1997 may not be as exciting as the past two years have been, we will experience the kind of steady growth that helps all of us to achieve our long-term investment goals. As always, we invite your comments and questions at any time.

Sincerely,

[JOHN CLELAND]

John Cleland
President, Security Funds

SERIES A (GROWTH SERIES)

February 15, 1997

Dear Contractholder:

In 1996, the second of two amazing years in a row for equity security holders, the Growth Series returned an attractive 22.69%.* This closely paralleled the 22.95% return of the S&P 500 Index and outperformed its peer group average of 19.24%.

OUR PLANS EARLY IN THE YEAR

At the beginning of the year we felt that the economy would be slowing, with a resulting slowdown in corporate profit growth. We concentrated the portfolio assets largely in high quality companies which displayed consistent earnings growth, believing that they would outperform in such a climate. For most of the year the portfolio was invested about 85% in growth issues with the remaining 15% in value stocks, much as it had been in 1995.

HOW WE IMPLEMENTED THOSE PLANS

Within the growth spectrum, we had a heavy emphasis on health care firms such as major pharmaceutical companies Merck & Company, Inc. and Bristol-Myers Squibb Company. These companies have strong new product flows as well as good growth in their existing products. The outlook for the health care industry in general is for steady growth in the years to come.

We also owned a number of steady growers like Gillette Company, Colgate-Palmolive Company, Safeway, Inc., and Microsoft Corporation. Supermarket chains such as Safeway have little economic sensitivity, and Microsoft was one of the year's biggest winners with high growth and successful new product offerings.

          [PICTURE OF JOHN CLELAND, TERRY MILBERGER, CHUCK LAUBER]
                   THE SECURITY MANAGEMENT LARGE CAP TEAM:
                 JOHN CLELAND, TERRY MILBERGER, CHUCK LAUBER

Throughout the year we placed a low weighting on economically sensitive stocks in industries such as chemicals, aluminums, and autos. This turned out to be a prudent decision, as these sectors generally underperformed market averages. Many of the financial stocks were strong performers, but unfortunately, this was an area where we were underweighted as well.

Performance in the fourth quarter of 1996 was weaker than the previous three in the Growth Series. Two issues we owned, Albertson's Inc. and EDS
Systems Corporation, reported disappointing earnings, causing their stock prices to underperform. These were isolated instances, but they caused us to realize that it is prudent in times of uncertain earnings to carry a larger-than-normal number of issues in the portfolio. This will reduce the impact of negative reports by any one issuer. We currently hold about 20% more names than usual.

SERIES A (GROWTH SERIES)

February 15, 1997


THE OUTLOOK FOR 1997

We expect the "slower earnings growth" theme to continue throughout 1997 as the economy moderates and low inflation continues. Many companies have been able to expand their profit margins over the last several years. In a slowing economy they lose the ability to raise prices as competition becomes more intense, and this in turn causes margins to shrink. We plan to continue our emphasis on companies with histories of steady earnings growth as we move into 1997, and monitor economic indicators for signs of change.

Sincerely,


Terry Milberger
Portfolio Manager

                         AVERAGE ANNUAL TOTAL RETURN
                          AS OF DECEMBER 31, 1996*

                        1 Year        5 Years      10 Years
     Series A           22.7%          15.8%        15.0%

* Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                             SERIES A VS. S&P500

               [LINE GRAPH WITH FOLLOWING INFORMATION CHARTED]


                             SBL FUND SERIES A                  S&P 500
     Dec-86                      10,000.00                     10,000.00
     Mar-87                      12,515.72                     12,132.77
     Jun-87                      13,191.82                     12,738.61
     Sep-87                      14,130.31                     13,579.07
     Dec-87                      10,630.84                     10,519.01
     Mar-88                      11,248.36                     11,021.80
     Jun-88                      11,932.38                     11,753.20
     Sep-88                      11,561.87                     11,790.91
     Dec-88                      11,710.11                     12,151.17
     Mar-89                      12,841.20                     13,010.64
     Jun-89                      14,209.91                     14,157.97
     Sep-89                      16,447.67                     15,671.01
     Dec-89                      15,796.37                     15,989.44
     Mar-90                      15,183.96                     15,505.79
     Jun-90                      16,078.28                     16,477.26
     Sep-90                      13,214.54                     14,223.16
     Dec-90                      14,241.23                     15,491.72
     Mar-91                      16,747.25                     17,734.13
     Jun-91                      16,747.25                     17,694.42
     Sep-91                      17,743.87                     18,637.95
     Dec-91                      19,383.50                     20,188.54
     Mar-92                      19,619.33                     19,681.22
     Jun-92                      19,361.04                     20,057.35
     Sep-92                      19,401.41                     20,532.07
     Dec-92                      21,540.15                     21,560.37
     Mar-93                      22,633.02                     22,495.69
     Jun-93                      22,386.25                     22,604.58
     Sep-93                      23,752.12                     23,186.66
     Dec-93                      24,493.60                     23,720.52
     Mar-94                      23,653.25                     22,828.84
     Jun-94                      23,257.80                     22,926.32
     Sep-94                      24,404.96                     24,048.57
     Dec-94                      24,088.79                     24,044.31
     Mar-95                      26,301.95                     26,379.06
     Jun-95                      28,801.16                     28,889.90
     Sep-95                      31,033.69                     31,181.28
     Dec-95                      32,944.90                     33,052.84
     Mar-96                      35,357.41                     34,826.86
     Jun-96                      36,892.65                     36,383.89
     Sep-96                      38,340.17                     37,503.00
     Dec-96                      40,418.45                     40,624.63

                           $10,000 OVER TEN YEARS


The chart above assumes a hypothetical $10,000 investment in Series A (Growth Series) on December 31, 1986, and reflects the fees and expenses of Series A. On December 31, 1996, the value of the investment (assuming reinvestment of all dividends and distributions) would have been $40,418.
By comparison, the same $10,000 investment would have grown to $40,625 based on the S&P 500 Index's performance.

SERIES B (GROWTH-INCOME SERIES)

February 15, 1997

Dear Contractholder:

The Growth and Income Series provided an attractive 18.25% total return as the stock markets once again turned in an excellent performance.* Throughout the year we continued our emphasis on high quality companies with consistent growth histories in anticipation of an economic slowdown. For most of the year the equity portion of the portfolio was invested about 75% in growth companies and 25% in value issues.

STRONG EQUITY PERFORMERS

We continued our emphasis on health care in the equity holdings, with companies such as Schering-Plough Corporation and Columbia/HCA Healthcare Corporation. Schering-Plough Corporation is a high quality manufacturer of pharmaceuticals with a favorable new product outlook and with strong growth in its existing product lines. Columbia/HCA Healthcare owns and operates hospitals and health care facilities and is growing through acquisitions. Columbia's earnings remain strong as they operate in an improving environment for hospitals in general.

Another growth area in which we continue to remain active is technology.
We place our emphasis on computer services areas of the industry rather than on hardware because we believe the services can provide consistent growth with lower product obsolesence risk. Microsoft Corporation and Oracle Corporation were two companies that performed well during the year, contributing favorably to overall performance. We steered clear of some of the volatile computer manufacturers that were experiencing earnings problems.

                  [PICTURE OF CHUCK LAUBER, TERY MILBERGER,
                   TOM SWANK, JIM SCHIER AND JOHN CLELAND]

                 THE SECURITY MANAGEMENT GROWTH-INCOME TEAM:
               (L-R) CHUCK LAUBER, TERRY MILBERGER, TOM SWANK,
                    JIM SCHIER AND (SEATED) JOHN CLELAND

AREAS OF WEAKNESS

Throughout the year we intentionally avoided companies in economically sensitive sectors such as chemicals, aluminums, and autos. These industries generally underperformed market averages in 1996. An area in which we were underweighted but which did perform well was financial stocks. This strong performance was surprising given the volatility in interest rates.

The bond markets were disappointing in 1996, and consequently the approximately 20% of the portfolio invested in the fixed income markets underperformed the equity portion. The high yield bonds provided a boost for the income stream, however, with coupons generally in the 8.5% to 10% range.

SERIES B (GROWTH-INCOME SERIES)

February 15, 1997


THE YEAR AHEAD

Looking ahead to 1997, we believe that the "slower earnings growth" theme will continue throughout the year as the economy moderates. Many companies which have been able to improve their profit margins over the past few years will find it harder to do so in a slowing economy, as competition becomes more intense and they lose the ability to raise prices. We plan to continue our emphasis on companies with steady earnings growth, and to keep our growth/value ratio at approximately 75%/25%, as it is now. Value stocks in general have lower volatility, and should perform well with the market at its current high levels.

Sincerely,

Terry Milberger
Portfolio Manager

Tom Swank
Portfolio Manager


                         AVERAGE ANNUAL TOTAL RETURN
                          AS OF DECEMBER 31, 1996*

                        1 Year        5 Years      10 Years
     Series B           18.3%          11.7%        13.8%

* Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit
Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                            SERIES B VS. S&P 500

               [LINE GRAPH WITH FOLLOWING INFORMATION CHARTED]

                                            BLENDED INDEX OF 80% S&P 500 AND
                 SBL FUND                     20% LEHMAN BROTHERS COMPOSITE
                 SERIES B      S&P 500          BB HIGH YIELD BOND INDEX
     Dec-86     10,000.00     10,000.00                10,000.00
     Mar-87     11,684.91     12,132.77                11,835.00
     Jun-87     12,147.20     12,738.61                12,297.00
     Sep-87     12,783.53     13,579.07                12,912.00
     Dec-87     10,367.42     10,519.01                10,608.00
     Mar-88     11,264.92     11,021.80                11,211.00
     Jun-88     12,116.22     11,753.20                11,866.00
     Sep-88     12,043.63     11,790.91                11,965.00
     Dec-88     12,365.71     12,151.17                12,331.00
     Mar-89     13,270.20     13,010.64                13,033.00
     Jun-89     14,366.14     14,157.97                14,068.00
     Sep-89     15,525.26     15,671.01                15,330.00
     Dec-89     15,878.91     15,989.44                15,602.00
     Mar-90     15,595.99     15,505.79                15,253.00
     Jun-90     15,977.93     16,477.26                16,144.00
     Sep-90     14,730.81     14,223.16                14,177.00
     Dec-90     15,173.78     15,491.72                15,228.00
     Mar-91     17,200.96     17,734.13                17,302.00
     Jun-91     17,561.35     17,694.42                17,455.00
     Sep-91     19,373.54     18,637.95                18,342.00
     Dec-91     20,899.14     20,188.54                19,741.00
     Mar-92     20,727.90     19,681.22                19,544.00
     Jun-92     19,918.40     20,057.35                19,902.00
     Sep-92     20,917.54     20,532.07                20,559.00
     Dec-92     22,213.88     21,560.37                21,436.00
     Mar-93     23,142.13     22,495.69                22,382.00
     Jun-93     23,382.19     22,604.58                22,660.00
     Sep-93     24,296.06     23,186.66                23,274.00
     Dec-93     24,345.20     23,720.52                23,832.00
     Mar-94     23,624.59     22,828.84                23,004.00
     Jun-94     22,781.14     22,926.32                23,050.00
     Sep-94     23,617.25     24,048.57                24,059.00
     Dec-94     23,617.25     24,044.31                24,072.00
     Mar-95     25,147.83     26,379.06                26,255.00
     Jun-95     27,328.03     28,889.90                28,618.00
     Sep-95     29,306.68     31,181.28                30,593.00
     Dec-95     30,718.18     33,052.84                32,225.00
     Mar-96     32,663.51     34,826.86                33,642.00
     Jun-96     33,758.33     36,383.89                34,916.00
     Sep-96     35,185.80     37,503.00                36,020.00
     Dec-96     36,324.80     40,624.63                39,962.00

                           $10,000 OVER TEN YEARS

The chart above assumes a hypothetical $10,000 investment in Series B (Growth-Income Series) on December 31, 1986, and reflects the fees and expenses of Series B. On December 31, 1996, the value of the investment (assuming reinvestment of all dividends and distributions) would have been $36,325. By comparison, the same $10,000 investment would have grown to $40,625 based on the S&P 500 Index's performance. The blended index consists of 80% S&P 500 and 20% Lehman Brothers Composite BB High Yield Bond Index. The same $10,000 investment in the blended index would have grown to $39,962.

SERIES C (MONEY MARKET SERIES)

February 15, 1997


Dear Contractholder:

Money market funds in 1996 became attractive alternatives for fixed-income investors, outperforming many sectors of the bond market. The Money Market Series returned 5.07% over the year, becoming the best performing of our fixed income series and outperforming its Lipper peer group average of 4.81%.*

AVERAGE MATURITY TARGET RANGE

One of our objectives throughout the year was to keep the average maturity of the portfolio holdings within ten days of that published weekly in the IBC/Donoghue Money Fund Report. We avoid the practice of skewing the average maturity strongly, either shorter or longer than the benchmark average, in order to try to outguess the Federal Reserve Bank and their interest rate movements. We believe that a more conservative approach is appropriate in our money market funds.

SECTOR REPRESENTATION IN THE PORTFOLIO

We have been adding blocks of Small Business Administration mortgage pools with interest rates which reset monthly or quarterly based on the prime rate. These AAA-rated issues provide better yields than commercial paper, and they are U.S. Government securities, so there is no additional credit risk in buying them. The greatest risk with these instruments is that the mortgages will be prepaid at a faster-than-anticipated rate. For this reason we choose to only buy issues priced at par, so that no premium will be lost in the event of escalated prepayments. Our SBA holdings now make up about 16% of the portfolio.

We have also increased our holdings of government agency issues such as Federal Farm Credit Banks, Federal Home Loan Banks, and Federal National Mortgage Association securities. These issues, with maturities of one year or less, provide diversification from the larger position in commercial paper in the portfolio. The IBC/Donoghue average portfolio position in commercial paper is about 60%; we have reduced ours from almost 90% to the current 72% in order to be more in line with that average.

LOOKING AHEAD TO 1997

In 1996 we established an overnight funds account with the Federal Home Loan Bank in order to maximize our earnings on overnight monies. We continue to study various investment alternatives for the portfolio assets in order to provide competitive interest rates on the fund.

We expect interest rates on short-term fixed-income investments to stay within a narrow band in 1997. When inflation is modest, as it has been for the last two years, hints of escalating economic growth cause greater fluctuations in the longer maturities of the bond markets than in the short ones. We continue to strive to provide a high quality portfolio with a competitive yield for our shareholders.

Sincerely,

Barbara Davison
Fixed Income Team

Series C is neither insured nor guaranteed by the U.S. Government and does not maintain a stable net asset value at $1.00 per share.

                         AVERAGE ANNUAL TOTAL RETURN
                          AS OF DECEMBER 31, 1996*

                       1 Year        5 Years     10 Years
     Series C           5.1%          3.3%         5.3%

* Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SERIES D (WORLDWIDE EQUITY SERIES)

February 15, 1997

[LEXINGTON LOGO]
SUBADVISOR, LEXINGTON MANAGEMENT CORPORATION
PORTFOLIO MANAGERS, RICHARD SALER AND ALAN WAPNIK


Dear Contractholder:

The Worldwide Equity Series returned 17.47% during 1996, outperforming its benchmark, the Morgan Stanley Capital International World index, which advanced 11.72% for the year.* Although it underperformed the strong U.S. market indexes, the Series did very well when compared with other global portfolios.

GLOBAL AREAS OF STRENGTH

The Series benefited from an underweighting in Japan relative to the benchmark weighting, as that country's market declined 15.5% in U.S. dollar terms during
the year.   European equities as measured by the Morgan Stanley Capital
International Europe Index appreciated 21.1% in 1996, propelled by falling interest rates and corporate restructuring. As Europe moved closer toward a single currency, interest rates in Finland, Sweden, and Spain fell dramatically and their markets responded with stocks rising 35% to 40%. Surprisingly, Italian interest rates fell almost 4%, yet equities there only gained 12.6%.

THE OUTLOOK FOR EUROPEAN EQUITIES

The outlook for the European stock markets remains favorable. Growth should continue to be muted by high unemployment levels. Interest rates, however, are likely to stay low due to budget cutting measures and low inflation. European companies are finally addressing shareholder concerns regarding competitiveness and profitability. Companies which have demonstrated a commitment to enhancing shareholder value through cost cutting, divestitures and share buybacks have been rewarded with higher share prices. This trend should continue over the next several years. Growth in Germany and Switzerland is likely to surprise on the upside as their weak currencies are stimulating exports. Cyclical stocks offer good value in these markets.

JAPANESE MARKETS IN 1996

As mentioned earlier, in dollar terms Japanese stocks lost 15.5% in 1996. Most of the decline came in the fourth quarter as austere budget measures heightened fears of slow growth and weak profits for 1997. Japanese stocks remain unattractive as both the public and private sectors have been slow to restructure. A further sharp fall in equities could provide an opportunity as pressure would increase for restructuring to accelerate. In the Japanese sector the Series holds primarily "Nifty Fifty" stocks such as Sony Corporation, Canon, Inc. and Toyota Motor Corporation which are competitive globally; stocks of this type are the primary ones which the Japanese market rewarded in 1996.

EMERGING MARKETS VARIED WIDELY IN PERFORMANCE

Emerging markets saw great divergence in 1996. Winners included Poland, up 57%, Hungary, up 104%, and Brazil, up 38%. On the negative side, losers included Thailand and Korea, which both fell 38%. Currently most emerging markets look very attractive as they have underperformed developed markets for the past three years. Latin America is enjoying accelerating economic activity which should positively impact profits. The Asian markets generally remain favorable due to attractive valuation levels and expected declines in interest rates.

PLANS FOR INVESTING IN 1997

Global equities look appealing under current conditions. The Worldwide Equity Series remains overweighted in emerging markets such as Malaysia, Philippines, and Chile due to expectations of falling interest rates, strong profit growth and relatively low stock prices. European equities are also overweighted with a focus on value cyclicals and restructuring companies.

We continue to underweight U.S. stocks simply because risk-reward opportunities look better elsewhere. Given a relatively anemic outlook for U.S. corporate profits we think the upside is limited while risk remains high. Finally, the portfolio remains underweighted in Japanese equities with positions primarily in large world class companies. Further sharp falls could lead to opportunities in Japanese domestic cyclicals, particularly if private and public sector restructuring emerges from the ruins.

Sincerely,

Richard Saler
Portfolio Manager

Alan Wapnick
Portfolio Manager

Investing in foreign countries may involve risks, such as currency fluctuations and political instability, not associated with investing exclusively in the U.S.

     SERIES D VS. MSCIWORLD INDEX AND LEHMAN BROTHERS HIGH YIELD INDEX

               [LINE GRAPH WITH FOLLOWING INFORMATION CHARTED]

                                                          LEHMAN BROTHERS
               SBL FUND SERIES D   MSCI WORLD INDEX       HIGH-YIELD INDEX
     Dec-86       10,000.00           10,000.00              10,000.00
     Mar-87       10,499.14           12,265.50              10,708.16
     Jun-87       10,043.03           13,002.38              10,543.18
     Sep-87        9,753.27           13,808.41              10,302.12
     Dec-87        9,409.74           11,676.31              10,499.31
     Mar-88        9,919.00           13,044.65              11,085.03
     Jun-88        9,872.71           12,934.38              11,349.35
     Sep-88        9,861.13           12,989.06              11,550.85
     Dec-88        9,872.71           14,472.89              11,814.86
     Mar-89        9,837.99           14,813.88              11,955.27
     Jun-89        9,884.28           14,624.66              12,390.14
     Sep-89        9,657.20           16,339.49              12,207.52
     Dec-89        8,995.94           16,961.27              11,913.39
     Mar-90        8,210.69           14,548.68              11,716.24
     Jun-90        8,279.57           15,744.43              12,210.58
     Sep-90        7,651.55           12,890.12              10,962.30
     Dec-90        6,951.18           14,159.01              10,770.83
     Mar-91        7,511.47           15,571.40              13,000.92
     Jun-91        7,283.85           15,064.96              13,959.65
     Sep-91        7,696.70           16,148.17              14,942.56
     Dec-91        7,837.01           16,845.92              15,745.45
     Mar-92        7,636.57           15,491.21              16,909.40
     Jun-92        7,756.83           15,792.26              17,374.79
     Sep-92        7,393.33           16,078.20              18,050.45
     Dec-92        7,637.06           16,060.07              18,225.60
     Mar-93        8,449.52           17,461.24              19,332.28
     Jun-93        8,876.06           18,543.96              20,146.91
     Sep-93        9,497.52           19,437.08              20,566.54
     Dec-93       10,046.30           19,774.59              21,346.22
     Mar-94       10,127.98           19,918.90              20,930.47
     Jun-94       10,311.01           20,540.97              20,860.91
     Sep-94       10,687.11           21,006.25              21,189.72
     Dec-94       10,320.70           20,878.36              21,128.15
     Mar-95       10,218.91           21,882.95              22,389.26
     Jun-95       10,503.90           22,845.39              23,751.82
     Sep-95       11,071.42           24,150.68              24,422.39
     Dec-95       11,441.84           25,328.92              25,179.26
     Mar-96       12,203.26           26,390.09              25,624.98
     Jun-96       12,882.36           27,185.21              26,049.86
     Sep-96       13,068.13           27,579.78              27,092.52
     Dec-96       13,440.26           28,873.96              28,039.34

                           $10,000 OVER TEN YEARS

The chart above assumes a hypothetical $10,000 investment in Series D (Worldwide Equity Series) on December 31, 1986, and reflects the fees and expenses of Series D. On December 31, 1996, the value of the investment (assuming reinvestment of all dividends and distributions) would have been $13,440. By comparison, the same $10,000 investment would have grown to $28,874 based on the MSCI Index's performance.

               [LINE GRAPH WITH FOLLOWING INFORMATION CHARTED]


                         SERIES D                 MSCI WORLD INDEX
     May-91             10,000.00                     10,000.00
     Jun-91              9,651.97                      9,598.00
     Sep-91             10,199.05                     10,289.00
     Dec-91             10,384.97                     10,733.00
     Mar-92             10,119.37                      9,870.00
     Jun-92             10,278.73                     10,062.00
     Sep-92              9,797.04                     10,244.00
     Dec-92             10,120.02                     10,232.00
     Mar-93             11,196.62                     11,125.00
     Jun-93             11,761.83                     11,815.00
     Sep-93             12,585.34                     12,384.00
     Dec-93             13,312.98                     12,599.00
     Mar-94             13,420.77                     12,691.00
     Jun-94             13,663.32                     13,087.00
     Sep-94             14,161.69                     13,384.00
     Dec-94             13,676.15                     13,302.00
     Mar-95             13,541.27                     13,942.00
     Jun-95             13,918.92                     14,556.00
     Sep-95             14,670.95                     15,387.00
     Dec-95             15,161.80                     16,138.00
     Mar-96             16,170.77                     16,814.00
     Jun-96             17,070.66                     17,321.00
     Sep-96             17,316.83                     17,572.00
     Dec-96             17,809.94                     18,397.00


For the period of December 31, 1985 through April 30, 1991, the investment objective of Series D was to seek high current income by investing primarily in higher yielding, higher risk debt securities. For this period the Lehman Brothers High yield index was the appropriate benchmark index. Effective May 1, 1991, the investment objective of Series D was changed to seek long-term growth of capital primarily through investment in common stocks and equivalents of companies domiciled in foreign countries and the United States. The appropriate benchmark index from that date is the Morgan Stanley Capital International World Index.

                         AVERAGE ANNUAL TOTAL RETURN
                          AS OF DECEMBER 31, 1996*

                        1 Year          5 Years        10 Years
     Series D           17.5%            11.4%           3.0%

* Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SERIES E (HIGH GRADE INCOME SERIES)

February 15, 1997


Dear Contractholder:

As 1996 began, the average maturity and duration of the High Grade Income Series was longer than those of the benchmark index, as we anticipated a continuation of the interest rate declines we had seen in 1995. Instead, the first major economic release of the year (the January employment figures) was much stronger than expected and startled bond investors. Fear of impending inflation drove interest rates higher, and the thirty-year Treasury bond which started 1996 at 5.94% rose to about 7.20% by June. It subsequently settled back down to 6.64% at the end of the year, but left negative total returns in its wake.

PORTFOLIO ADJUSTMENTS EARLY IN THE YEAR

During February we shortened the average duration of the portfolio to be closer in line with our benchmark index and our peer group. In addition, we received approval from the SBL Fund Board of Directors to invest in three new asset classes, including U.S. dollar-denominated foreign bonds ("Yankee" bonds), high yield bonds and mortgage-backed securities. Many of these additions to the portfolio added value throughout the year as the high yield and mortgage-backed categories both outperformed corporate bonds.

            [PHOTO OF ELAINE MILLER, JANE TEDDER, GREG HAMILTON,
                   JOHN CLELAND, TOM SWANK, STEVE BOWSER]

                 THE SECURITY MANAGEMENT FIXED-INCOME TEAM:
                 ELAINE MILLER, JANE TEDDER, GREG HAMILTON,
                    JOHN CLELAND, TOM SWANK, STEVE BOWSER

The mortgage-backed securities portion of the portfolio, approximately 15% of the holdings, added defensive value. As interest rates rise, mortgage holders are less likely to refinance their mortgages, and prepayment risk of mortgage-backed securities is reduced. We also added some "put bond" issues as a defensive step. These bonds can be sold ("put") back to the issuing company at a stated price when interest rates rise above a given level. This reduces their downside risk and helps stabilize value in a rising interest rate environment. Some of these bonds were issued by such well-known companies as Coca-Cola Enterprises, Inc., and Waste Management.

HIGH YIELD HOLDINGS IN THE SECOND HALF OF THE YEAR

In the high yield sector one of our bonds, Marvel Holdings, Inc. declined substantially in value after the company announced that they were having earnings and liquidity problems. The volatility with this issue caused us to revise our strategy for the high yield issues in the

SERIES E (HIGH GRADE INCOME SERIES)

February 15, 1997


portfolio. In order to reduce the magnitude of the negative impact any one issue can have, we will limit the block size of each high yield holding to 1% or less of the total portfolio, down from about 1.7%. We continue to concentrate on the higher quality BB-rated companies, and believe that including these bonds in the portfolio will contribute favorably to performance in the future.

OUTLOOK FOR 1997

We are positive about the outlook for bonds in 1997. Economic growth should continue at a slow but steady pace, restrained somewhat by slow consumer spending as individuals concentrate on reducing their debt burdens. The Federal Reserve Open Market Committee is expected to continue its vigilant stance against inflation. Aided by falling global inflation and interest rates, we believe U.S. bond market investors should enjoy a somewhat better year than in 1996.

Sincerely,

Greg Hamilton
Portfolio Manager

           SERIES E VS. LEHMAN BROTHERS GOVERNMENT/CORPORATE INDEX

               [LINE GRAPH WITH FOLLOWING INFORMATION CHARTED]

                                       LEHMAN BROTHERS GOVERNMENT/
                        SERIES E             CORPORATE INDEX
     Dec-86            10,000.00                10,000.00
     Mar-87            10,193.77                10,148.80
     Jun-87            10,058.97                 9,956.31
     Sep-87             9,711.50                 9,666.38
     Dec-87            10,235.69                10,230.32
     Mar-88            10,499.39                10,596.94
     Jun-88            10,626.36                10,701.40
     Sep-88            10,831.47                10,901.70
     Dec-88            10,977.97                11,006.58
     Mar-89            11,056.11                11,127.97
     Jun-89            11,954.66                12,023.02
     Sep-89            11,989.06                12,136.03
     Dec-89            12,284.31                12,573.89
     Mar-90            12,157.77                12,430.15
     Jun-90            12,663.91                12,878.25
     Sep-90            12,567.63                12,955.54
     Dec-90            13,106.73                13,616.59
     Mar-91            13,544.74                13,983.33
     Jun-91            13,780.60                14,194.99
     Sep-91            14,552.30                15,011.76
     Dec-91            15,329.54                15,812.32
     Mar-92            15,138.22                15,574.73
     Jun-92            15,712.18                16,206.93
     Sep-92            16,356.74                16,997.83
     Dec-92            16,470.60                17,010.33
     Mar-93            17,444.66                17,803.01
     Jun-93            18,051.88                18,338.16
     Sep-93            18,846.41                18,946.08
     Dec-93            18,550.25                18,891.55
     Mar-94            17,702.16                18,297.37
     Jun-94            17,177.15                18,071.18
     Sep-94            17,173.92                18,161.53
     Dec-94            17,263.84                18,228.42
     Mar-95            18,088.07                19,136.79
     Jun-95            19,002.21                20,377.49
     Sep-95            19,424.63                20,767.52
     Dec-95            20,475.47                21,735.39
     Mar-96            19,758.99                21,226.69
     Jun-96            19,758.99                21,326.38
     Sep-96            18,962.89                21,703.70
     Dec-96            19,106.19                22,366.99

                           $10,000 OVER TEN YEARS

The chart above assumes a hypothetical $10,000 investment in Series E (High Grade Income Series) on December 31, 1986, and reflects the fees and expenses of Series E. On December 31, 1996, the value of the investment (assuming reinvestment of all dividends and distributions) would have been $19,106. By comparison, the same $10,000 investment would have grown to $22,367 based on the Lehman Brothers Government/Corporate Index's performance.

                         AVERAGE ANNUAL TOTAL RETURN
                          AS OF DECEMBER 31, 1996*

                          1 Year         5 Years        10 Years
     Series E             -0.7%           5.8%            7.4%

* Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SERIES J (EMERGING GROWTH SERIES)

February 15, 1997


Dear Contractholder:

In another strong year for stocks, the Emerging Growth Series was up 18.04%, in line with our benchmark S&P 400 Midcap Growth Index's return of 18.41%, and well above our Lipper peer group average of 16.34%.* 1996 was an unusual year for small and midcap stocks, with the largest portion of total returns coming in the first half of the year. As speculation about the continued upward direction of equity markets increased, investors became less willing to take the risk of lower liquidity in the smaller issues. In addition, a growing calendar for intitial public offerings, most of which involve small-cap companies, increased supply and hurt performance in the small and midcap sectors.

SECTORS WHICH PERFORMED WELL

The small and midcap markets underperformed their large cap counterparts in the second half of the year. The technology, interest sensitive, and energy sectors, however, were especially strong in the second half of the year. We increased the weighting in the technology issues in the third quarter, adding semiconductor and semiconductor equipment companies to the personal computer, software, and networking manufacturers we owned throughout the year. Among our semiconductor holdings were Altera Corporation (a company which manufactures programmable logic devices for computers), Linear Technology Corporation (a designer and manufacturer of analog circuits), and KLA Instruments Corporation (a manufacturer of products used to identify and correct problems in the fabrication of integrated circuits).

   [PHOTO OF LARRY VALENCIA, FRANK WHITSELL, CINDY SHIELDS, JOHN CLELAND]

                   THE SECURITY MANAGEMENT SMALL CAP TEAM:
         LARRY VALENCIA, FRANK WHITSELL, CINDY SHIELDS, JOHN CLELAND

In the energy category, oil service companies performed especially well as oil and natural gas prices increased. Among our holdings in this sector is Global Marine Inc., an offshore drilling and oil and gas exploration contractor. Another prominent name is Tidewater Inc., which provides marine services and compression products to the international energy industry.

GROWTH IN SAVINGS HELPS CERTAIN FINANCIAL STOCKS

In the interest sensitive sector those companies that provide mutual funds fared well as investors poured money into various types of funds. We owned stock in such companies as SunAmerica, Inc., which specializes in retirement savings products and services, and Franklin Resources, Inc. which operates the Franklin and Templeton families of mutual funds. With consumers continuing to increase their interest in investment savings, we believe these companies should continue to prosper.

SERIES J (EMERGING GROWTH SERIES)

February 15, 1997


Among the less rewarding sectors in 1996 was health care. Many companies saw their share prices decline prior to the fall elections as investors worried about what steps might be taken to curb medical costs. One of our holdings, however, did very well. Dura Pharmaceuticals, Inc., acquires drugs from major manufacturers which sell the drugs in small quantities and thus don't view them as sales leaders. Dura then focuses attention and sales efforts on these products, generating profitable sales levels.

LOOKING AHEAD TO 1997

Because of the general underperformance of the small cap and midcap market sectors in the second half of 1996, we could be positioned to perform well in 1997 on a relative basis. Because valuations of the smaller stocks have not risen as fast as their larger counterparts, they are now more attractive for purchase than they were in early 1996. Cash flows into mutual funds should continue as the growing "baby boomer" group of investors increases savings. A wild card in the equity markets in general is the possibility of a capital gains cut, which would be very good for small and midcap stocks in general.

Sincerely,

Cindy Shields
Portfolio Manager

                           SERIES J VS. S&P MIDCAP

               [LINE GRAPH WITH FOLLOWING INFORMATION CHARTED]


                            SERIES J           S&P MIDCAP
     Oct-92                10,000.00            10,000.00
     Dec-92                12,470.00            11,174.74
     Mar-93                13,040.00            11,540.91
     Jun-93                12,980.00            11,810.13
     Sep-93                13,811.05            12,404.63
     Dec-93                14,171.07            12,735.23
     Mar-94                13,191.00            12,252.10
     Jun-94                12,110.92            11,805.78
     Sep-94                13,267.95            12,605.29
     Dec-94                13,448.06            12,280.06
     Mar-95                13,858.30            13,284.87
     Jun-95                14,708.81            14,443.63
     Sep-95                16,489.88            15,853.34
     Dec-95                16,069.63            16,079.80
     Mar-96                17,270.35            17,069.68
     Jun-96                18,611.15            17,561.20
     Sep-96                19,073.06            18,072.47
     Dec-96                18,969.12            19,167.30

                           $10,000 SINCE INCEPTION

The chart above assumes a hypothetical $10,000 investment in Series J (Emerging Growth Series) on October 1, 1992, and reflects the fees and expenses of Series
J. On December 31, 1996, the value of the investment (assuming reinvestment of all dividends and distributions) would have been $18,969. By comparison, the same $10,000 investment would have grown to $19,167 based on the S&P Midcap Index's performance.

                         AVERAGE ANNUAL TOTAL RETURN
                          AS OF DECEMBER 31, 1996*

                          1 Year            Since Inception
                                            (10-1-92)
     Series J             18.0%             16.2%

* Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SERIES K (GLOBAL AGGRESSIVE BOND SERIES)

February 15, 1997


       [LEXINGTON LOGO]              [MFR LOGO]
SUBADVISORS, MFR ADVISORS, INC., AND LEXINGTON MANAGEMENT CORPORATION PORTFOLIO MANAGERS, MARIA FIORINI RAMIREZ AND DENIS JAMISON


Dear Contractholder:

1996 was a very rewarding year for our investors, particularly during the second half. While the first six months provided a total return of 3.91%, the last six months' strong performance brought the total return of the fund for the year up to 13.69%.* This compares favorably with the Lehman Brothers Global Bond Index return of 5.37% for the year, a 0.2% return for a ten-year U.S. Treasury note, and 10.4% average for the Lipper peer group.

INTERNATIONAL STRENGTH IN THE SECOND HALF

The second half of 1996 saw an acceleration of the trends which began earlier in the year. Yields in peripheral European countries such as Spain, Italy, and Portugal, which had fallen approximately 1% in the first half of the year declined a further 2% in the second half. Restrictive fiscal policies by these governments brought about by their desire not to be left out of the European Monetary Union process and combined with rapidly declining inflation to produce these dramatic declines in yields. While there is still room for this trend to continue, we believe the majority of this convergence of yields with "core" Europe is coming to an end.

Emerging market debt also continued its good performance. With the strongest concentration of economic growth in the world, the credit quality of many emerging market countries and companies is increasing and should continue on that path in 1997.

DOLLAR BLOC PERFORMANCE

One of the differences in the second half of 1996 versus the first half is that the dollar bloc which includes Australia, Canada, New Zealand and the United States also performed very well. Interest rates which had increased in these countries in the first half on the back of a poor U.S. market reversed their upward trend. While longer term rates in the U.S. managed to decline slightly, yields in the rest of the dollar bloc fell substantially, on the order of 1% to 1.5%. Recognition of the continued trend of low inflation in these countries was the main contributing factor to the decline in yields.

OUTLOOK FOR 1997

Looking ahead to 1997, we believe that the most rewarding investments will be those that seek out improving credit quality situations, both on the country and company level. In particular, the return of strong growth to Latin America should provide fertile ground for many of these opportunities. We look forward to the challenges of the new year.

Sincerely,

Maria Fiorini Ramirez
Portfolio Manager

Denis P. Jamison
Portfolio Manager

Investing in foreign countries may involve risks, such as currency fluctuations and political instability, not associated with investing exclusively in the U.S.

SERIES K (GLOBAL AGGRESSIVE BOND SERIES)

February 15, 1997


                         AVERAGE ANNUAL TOTAL RETURN
                          AS OF DECEMBER 31, 1996*

                          1 Year            Since Inception
                                            (6-1-95)
     Series K             13.7%             13.6%

* Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

               SERIES K VS. LEHMAN BROTHERS GLOBAL BOND INDEX

               [LINE GRAPH WITH FOLLOWING INFORMATION CHARTED]


                                        LEHMAN BROTHERS
                      SERIES K         GLOBAL BOND INDEX
     Jun-95          10,000.00              10,000.00
     Jun-95           9,960.00              10,069.00
     Jul-95          10,100.00              10,140.49
     Aug-95          10,110.00               9,907.26
     Sep-95          10,360.00              10,131.16
     Oct-95          10,450.00              10,257.80
     Nov-95          10,500.00              10,367.56
     Dec-95          10,761.06              10,521.00
     Jan-96          10,961.12              10,427.36
     Feb-96          10,750.53              10,358.54
     Mar-96          10,824.24              10,338.86
     Apr-96          10,908.47              10,293.37
     May-96          11,034.82              10,318.07
     Jun-96          11,182.24              10,428.48
     Jul-96          11,445.47              10,613.06
     Aug-96          11,624.47              10,651.27
     Sep-96          11,761.35              10,731.15
     Oct-96          11,940.35              10,964.02
     Nov-96          12,214.12              11,128.48
     Dec-96          12,234.12              11,086.19

                           $10,000 SINCE INCEPTION

The chart above assumes a hypothetical $10,000 investment in Series K (Global Aggressive Bond Series) on June 1, 1995, and reflects the fees and expenses of Series K. On December 31, 1996, the value of the investment (assuming reinvestment of all dividends and distributions) would have been $12,234. By comparison, the same $10,000 investment would have grown to $11,086 based on the Lehman Brothers Global Bond Index's performance.

SERIES M (SPECIALIZED ASSET ALLOCATION SERIES)

February 15, 1997

[MERIDIAN INVESTMENT MANAGEMENT LOGO]
MANAGED BY SECURITY MANAGEMENT COMPANY

RESEARCH PROVIDED BY MERIDIAN INVESTMENT MANAGEMENT CORPORATION AND TEMPLETON/FRANKLIN INVESTMENT SERVICES, INC.


Dear Contractholder:

The Specialized Asset Allocation Series provided a total return to its shareholders of 14.24% in 1996.* As you know, in periods of strong equity market returns asset allocation portfolios will underperform the stock market indexes, but through their diversity add an element of stability that should reward shareholders in periods of declining markets. The Series performed well in line with our internal benchmark index, a blend of 40% S&P 500 Stock Index, 25% Financial Times World Index (excluding U.S.), 20% Lehman Brothers Aggregate Bond Index, 10% Wilshire Real Estate Securities Index, and 5% 91-day U.S. Treasury Bills. This blended index generated a 14.43% return for the year.

RECOMMENDED ALLOCATIONS DURING THE YEAR

At the beginning of 1996 Meridian Investment Management Corporation, the provider of our asset allocation research services, recommended that the portfolio be invested 40% in U.S. equities, 35% in international equities, 15% in U.S. bonds, and 10% in real estate through real estate investment trusts. This overweighting in foreign stocks and underweighting in bonds versus the benchmark allocation continued until late in the year, when shifts were made to an underweighting in U.S. stocks, with bonds moving more in line with the benchmark. At the close of the year Meridian suggested that appropriate targets would be 34.80% U.S. equities, 33.40% international equities, 21.75% U.S. bonds, and 10.05% real estate. They still suggest no allocations to the remaining available sectors, foreign bonds and gold stocks, and only fractional amounts of cash.

INTERNATIONAL AND INDUSTRY SECTOR ALLOCATIONS

Within the international sector Meridian recommended late in December that we increase our exposure in Japan, as that market had fallen low enough that the valuations were as attractive as they had been in the last five years. They commented that Japanese companies' earnings relative to their interest rates were very favorable, and that many issues looked 30% to 40% undervalued. There also is a very low probability that interest rates in Japan will be increasing in the near future. Other countries currently represented in the international sector of the portfolio are Belgium, Germany, Hong Kong, and Italy.

In the U.S. equity portion, eleven industries are represented. The largest industry weightings are in computers, electronics, machinery, recreation, and building materials. Other industries include automotive parts, broadcasting, telecommunications, metals and mining, restaurants, and steel. These allocations are made purely on a valuation basis; that is, those sectors which appear most undervalued

SERIES M (SPECIALIZED ASSET ALLOCATION SERIES)

February 15, 1997


according to Meridian's calculations are recommended for appropriate weightings in the portfolio.

WHAT'S AHEAD FOR 1997

Looking ahead, the investment professionals at Meridian believe that the best valuations can presently be found outside the United States. Although they don't fear a dramatic selloff in the U.S., they think that more attractive candidates exist elsewhere. They also like the U.S. bond market since prices have fallen there recently, and may be recommending an increase in that area as well.

Sincerely,

Jane Tedder
Portfolio Manager

Investing in foreign countries may involve risks, such as currency fluctuations and political instability, not associated with investing exclusively in the U.S.


                         SERIES M VS. BLENDED INDEX
                                 AND S&P 500

               [LINE GRAPH WITH FOLLOWING INFORMATION CHARTED]


                    SERIES M         BLENDED INDEX       S&P 500
     Jun-95        10,000.00          10,000.00         10,000.00
     Jun-95        10,080.00          10,083.00         10,232.00
     Jul-95        10,390.00          10,391.00         10,572.00
     Aug-95        10,390.00          10,348.00         10,598.00
     Sep-95        10,490.00          10,607.00         11,045.00
     Oct-95        10,340.00          10,520.00         11,006.00
     Nov-95        10,610.00          10,829.00         11,490.00
     Dec-95        10,710.00          11,109.00         11,710.00
     Jan-96        10,990.00          11,320.00         12,109.00
     Feb-96        11,030.00          11,348.00         12,221.00
     Mar-96        11,140.00          11,445.00         12,339.00
     Apr-96        11,370.00          11,599.00         12,521.00
     May-96        11,540.00          11,694.00         12,844.00
     Jun-96        11,450.00          11,784.00         12,893.00
     Jul-96        11,040.00          11,479.00         12,323.00
     Aug-96        11,240.00          11,640.00         12,583.00
     Sep-96        11,605.27          12,052.00         13,292.00
     Oct-96        11,635.73          12,247.00         13,658.00
     Nov-96        12,194.17          12,831.00         14,691.00
     Dec-96        12,234.78          12,800.00         14,400.00

                           $10,000 SINCE INCEPTION

The chart above assumes a hypothetical $10,000 investment in Series M (Specialized Asset Allocation Series) on June 1, 1995, and reflects the fees and expenses of Series M. On December 31, 1996, the value of the investment (assuming reinvestment of all dividends and distributions) would have been $12,235. By comparison, the same $10,000 investment would have grown to $14,400 based on the S&P 500 Index's performance. Comparison is also made to a blended index of 40% S&P500, 25% Financial Times World Index, 20% Lehman Brothers Aggregate Bond Index, 10% Wilshire Real Estate Securities Index and 5% 91-Day Treasury Bill Yield. The same $10,000 investment would have grown to $12,800 based on the blended index.

                         AVERAGE ANNUAL TOTAL RETURN
                          AS OF DECEMBER 31, 1996*

                          1 Year            Since Inception
                                            (6-1-95)
     Series M             14.2%             13.6%

* Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SERIES N (MANAGED ASSET ALLOCATION SERIES)

February 15, 1997

[T. ROWE PRICE LOGO]
SUBADVISOR, T. ROWE PRICE ASSOCIATES, INC.
PORTFOLIO MANAGER, NED NOTZON


Dear Contractholder:

1996 was especially kind to stock investors and posted positive total returns for bonds in some sectors as well. The U.S. stock market climbed to new highs and the bond market rebounded from its intra-year lows. The Managed Asset Allocation Series, which is well diversified, posted a solid total return of 12.80% for the year.*

A LOOK AT THE YEAR JUST COMPLETED

The domestic stock market completed another stellar year with the Standard & Poor's 500 Stock Index, a benchmark for large-cap stocks, returning 22.95% and smaller stocks represented by the Russell 2000 Index returning 16.55%. Equity performance was driven by favorable economic growth, moderate inflation, and rising corporate profits.

During the second quarter the economy registered an annualized growth rate of 4.7%, well above the level considered compatible with moderate inflation, and long-term Treasury bond yields rose above 7%. Economic growth then slowed to around 2% in the third quarter, and long-term interest rates ended the year at 6.6%.

Investment grade bonds, represented by the Lehman Brothers Aggregate Bond Index, returned a modest 3.63% during the year, with corporate bonds outperforming government and mortgage securities. High yield bonds, which sometimes act more like stocks than like other bonds, benefited from the economic environment and contributed strongly to performance throughout the year.

Many foreign markets also experienced interest rate declines, boosting international bond returns. Even with the dampening effect of a strong U.S. dollar, which reduced returns in dollar terms, international bonds in major markets fared almost as well as their domestic counterparts over the last six months.

PERFORMANCE AND STRATEGY REVIEW

Our investment committee meets monthly to adjust the weightings of stocks, bonds, and money market securities within the specified ranges for the Series, based on market conditions and economic fundamentals. The committee left the sector weightings largely unchanged over the last six months but fine-tuned some components within the sectors. For example, we added to foreign stock holdings, and reduced exposure to domestic stocks. We favored growth over value stocks since the former usually fare better in a moderate to slowing economy.

The committee maintained a minimal weighting in cash equivalents and a slight overweighting in bonds, reducing foreign bond exposure in some areas as the U.S. dollar strengthened. We overweighted investment-grade and high yield bonds as we lightened up on foreign bonds.

We increased our exposure to foreign stocks to about 9.4% of total assets during the past six months. Most overseas markets did not perform as well as the S&P 500, causing the Series to lag its benchmark for the year. Nevertheless, absolute performance was strong, and we believe foreign equities offer very good value at this time and provide greater diversification for the Series.

SERIES N (MANAGED ASSET ALLOCATION SERIES)

February 15, 1997


OUTLOOK FOR 1997

We expect the year ahead to repeat 1996's economic pattern, with low unemployment, barely rising inflation, and moderate growth overall, but varying from quarter to quarter. Until either growth or inflation deviates from its current path, we expect long-term Treasury yields to stay between 6% and 7%. Prospects of a balanced budget in 1997 should increase the likelihood of subdued inflation over the long term, providing further strength for stocks and bonds.

Although many stocks seem overvalued, we expect the domestic market to make further progress, but returns could be more restrained than during the past two years. Overseas, many world economies are expanding as a result of lower interest rates and stronger corporate earnings. Accordingly, we are hopeful that international markets can provide solid investment opportunities as well.

Sincerely,

Edmund M. Notzon
Portfolio Manager


Investing in foreign countries may involve risks, such as currency fluctuations and political instability, not associated with investing exclusively in the U.S.

        SERIES N VS. S&P 500 AND LEHMAN BROTHERS AGGREGATE BOND INDEX

               [LINE GRAPH WITH FOLLOWING INFORMATION CHARTED]


                                  LEHMAN BROTHERS
                  SERIES N     AGGREGATE BOND INDEX      S&P 500
     Jun-95      10,000.00          10,000.00           10,000.00
     Jun-95      10,070.00          10,073.00           10,232.00
     Jul-95      10,310.00          10,050.84           10,572.00
     Aug-95      10,230.00          10,172.45           10,598.00
     Sep-95      10,440.00          10,271.13           11,045.00
     Oct-95      10,410.00          10,404.65           11,006.00
     Nov-95      10,570.00          10,560.72           11,490.00
     Dec-95      10,730.00          10,708.57           11,710.00
     Jan-96      10,920.00          10,779.25           12,109.00
     Feb-96      10,930.00          10,591.69           12,221.00
     Mar-96      10,970.00          10,517.55           12,339.00
     Apr-96      11,050.00          10,458.65           12,521.00
     May-96      11,120.00          10,437.73           12,844.00
     Jun-96      11,160.00          10,577.60           12,893.00
     Jul-96      10,890.00          10,606.16           12,323.00
     Aug-96      11,070.00          10,588.13           12,583.00
     Sep-96      11,448.68          10,772.36           13,292.00
     Oct-96      11,640.00          11,011.51           13,658.00
     Nov-96      12,173.67          11,199.80           14,691.00
     Dec-96      12,103.18          11,095.65           14,400.00

                           $10,000 SINCE INCEPTION

The chart above assumes a hypothetical $10,000 investment in Series N (Managed Asset Allocation Series) on June 1, 1995, and reflects the fees and expenses of Series N. On December 31, 1996, the value of the investment (assuming reinvestment of all dividends and distributions) would have been $12,103. By comparison, the same $10,000 investment would have grown to $11,096 based on the Lehman Brothers Aggregate Bond Index's performance and $14,400 based on the S&P 500 Index's performance.

                         AVERAGE ANNUAL TOTAL RETURN
                          AS OF DECEMBER 31, 1996*

                          1 Year            Since Inception
                                            (6-1-95)
     Series N             12.8%             12.8%

* Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SERIES O (EQUITY INCOME SERIES)

February 15, 1997

[T. ROWE PRICE LOGO]
SUBADVISOR, T. ROWE PRICE ASSOCIATES, INC.
PORTFOLIO MANAGER, BRIAN C. ROGERS

Dear Contractholder:

The equity market and your portfolio performance were strong in 1996, reflecting good corporate earnings, a generally favorable economic and interest rate environment, and heavy investor demand. For the year as a whole equity returns were impressive, coming as they did on the heels of considerable strength in 1995. Stocks have now provided six consecutive years of positive returns with virtually no interim corrections.

PERFORMANCE RESULTS

The Equity Income Series performed well for the year, returning 20.04%.* This was slightly behind the 22.95% return of the Standard & Poor's 500 Stock Index, but ahead of the Lipper Equity Income Funds' average of 18.97%, not an uncommon pattern in strong years like 1996.

PORTFOLIO STRATEGY

While the last twelve months were strong for the broad equity market, they were challenging for income-oriented investors. Bond and money market returns were generally in the low-to mid-single-digit range in 1996, with shorter-maturity securities returning more than their longer counterparts. Two traditional high yield sectors of the equity market, electric utilities and telephone companies, were about flat on average for the year, due to their interest rate sensitivity and concern about the impact of a newly deregulated environment.

Despite poor returns from many traditional yield vehicles, the Series performed reasonably well due to the continued strength of companies in the financial (Chase Manhattan Corporation, American Express Company), health care (Warner-Lambert Company, Eli Lilly & Company), and energy (Exxon Corporation, Texaco Inc.) sectors. Many of these holdings were purchased when they were out of favor and inexpensive on a relative valuation basis. We often make investment decisions based on the tendency of a company's fundamentals and stock price to regress within historical ranges, and on investor perceptions about the relative values of these stocks to improve over the intermediate term. This was clearly the case in 1996 with respect to some of the companies mentioned above.

During the second half of the year, despite a market that had advanced sharply we were able to find opportunities in companies with higher-than-average dividend yields, limited risk, and attractive return potential. We recently initiated new positions in AT&T Corporation, Alltel Corporation, International Flavors & Fragrances, Inc., ITT Corporation, and Whirlpool Corporation, all fine companies that have struggled recently due to negative fundamental trends affecting their businesses, negative investor views of their prospects, or some combination of these factors.

SERIES O (EQUITY INCOME SERIES)

February 15, 1997


SUMMARY AND OUTLOOK

Over the last few years stock prices have appreciated at a much faster rate than the earnings and dividends of the underlying companies. Because of this "delinkage," we expect more subdued equity performance in 1997. We are not at the point of yelling fire in a crowded theater, but simply want to raise the possibility that the year ahead may not live up to many investors' high
expectations for a continuation of recent trends.   Notwithstanding this
cautionary tone, we continue to believe we will find interesting investment opportunities during the year.

Sincerely,

Brian C. Rogers
Portfolio Manager

                            SERIES O VS. S&P 500

               [LINE GRAPH WITH FOLLOWING INFORMATION CHARTED]


                              SERIES O             S&P 500
     Jun-95                  10,000.00           10,000.00
     Jun-95                  10,060.00           10,232.00
     Jul-95                  10,250.00           10,572.00
     Aug-95                  10,400.00           10,598.00
     Sep-95                  10,790.00           11,045.00
     Oct-95                  10,910.00           11,006.00
     Nov-95                  11,360.00           11,490.00
     Dec-95                  11,700.00           11,710.00
     Jan-96                  12,040.00           12,109.00
     Feb-96                  12,080.00           12,221.00
     Mar-96                  12,270.00           12,339.00
     Apr-96                  12,340.00           12,521.00
     May-96                  12,550.00           12,844.00
     Jun-96                  12,630.00           12,893.00
     Jul-96                  12,270.00           12,323.00
     Aug-96                  12,540.00           12,583.00
     Sep-96                  13,082.17           13,292.00
     Oct-96                  13,372.89           13,658.00
     Nov-96                  14,154.81           14,691.00
     Dec-96                  14,044.54           14,400.00

                           $10,000 SINCE INCEPTION


The chart above assumes a hypothetical $10,000 investment in Series O (Equity Income Series) on June 1, 1995, and reflects the fees and expenses of Series O. On December 31, 1996, the value of the investment (assuming reinvestment of all dividends and distributions) would have been $14,045. By comparison, the same $10,000 investment would have grown to $14,400 based on the S&P 500 Index's performance.

            AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1996*

                          1 Year            Since Inception
                                            (6-1-95)
     Series O             20.0%             23.9%

* Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SERIES S (SOCIAL AWARENESS SERIES)

February 15, 1997


Dear Contractholder:

The Social Awareness Series performed very well in 1996, returning 18.82%* versus the average in its peer group of 18.71%. Because of its small and midcap stock orientation, the portfolio underperformed its benchmark, the Domini Social Index, which returned 23.71% for the year. It is interesting to note that the largest 20 companies (based on market capitalization) out of the 400 listed in the Domini index provided over 60% of its total market capitalization in 1996.

AREAS OF STRONG PERFORMANCE

For a good part of the year the portfolio was overweighted in technology-related issues. In the software area our top holding was Microsoft Corporation, which returned 88.3% during the year. Networking companies Cisco Systems, Inc. and 3Com Corporation and personal computer manufacturer Compaq Computer Corporation also made substantial contributions to total return. Another "overachiever" in this sector was Intel Corporation, which we started purchasing at a price of about $85 in September; it closed the year at over $130 per share.

In the interest sensitive sector we held such issues as Federal National Mortgage Association, Finova Group, Inc., and Northern Trust Corporation. This sector performed surprisingly well, given the volatility of interest rates over the course of the year. Although energy issues were strong performers, it is always difficult to own oil issues in a socially-oriented portfolio. We did participate in the sector's growth, however, by owning gas explorers and producers such as Anadarko Petroleum Corporation and Apache Corporation.

MORE SOCIAL ISSUES RECEIVING ATTENTION

As social issues take a more prominent part in investment decisions, we like to keep our shareholders informed about new areas of concern. We note that according to the Social Investment Forum, at the end of 1995 one dollar out of every ten dollars invested was directed to funds with some level of social screening.

In the fall of 1996 the American Medical Association called upon all health care institutions to divest their portfolios of those companies with exposure to profits from tobacco products. This very important topic is moving to the forefront of social investment issues.

Other topics of social importance which are receiving more press coverage are labor-related. The first of these is the matter of working conditions for employees of textiles and apparel manufacturing companies overseas the "sweatshop" issue. The second is on the domestic front, arising most recently in the General Motors contract negotiations, having to do with outsourcing of certain jobs and the effect it has on workers. A third topic now drawing more interest is the increased "corporatization" of business in the U.S. by companies such as Wal-Mart Stores, making it difficult for small "Mom and Pop" stores to survive.

SERIES S (SOCIAL AWARENESS SERIES)

February 15, 1997


THE OUTLOOK FOR 1997

We believe that 1997 will be an average year for stocks not as strong as the last two years have been, but rewarding to shareholders nonetheless. In purchasing issues for the Social Awareness Series, we always look at financial performance first. If a company can meet our criteria as an investment with potential value, we then apply our social screens. Even if a company should be the best social story in the world, we would not add it to the portfolio if we didn't think it would make money for our shareholders.

Sincerely,

Cindy Shields
Portfolio Manager

                          SERIES S VS. S&P 500 AND
                             DOMINI SOCIAL INDEX

               [LINE GRAPH WITH FOLLOWING INFORMATION CHARTED]

                  SERIES S     DOMINI SOCIAL INDEX      S&P 500
                  10,000.00         10,000.00          10,000.00
     Jun-91        9,560.00          9,906.93           9,951.00
     Sep-91       10,330.00         10,569.63          10,487.00
     Dec-91       10,550.00         11,697.27          11,364.00
     May-92       11,130.00         11,473.58          11,074.00
     Jun-92       10,050.00         11,463.42          11,292.00
     Sep-92       10,230.90         12,077.81          11,642.00
     Dec-92       12,275.08         13,111.45          12,236.00
     Mar-93       12,184.89         13,705.57          12,760.00
     Jun-93       12,525.59         13,507.89          12,826.00
     Sep-93       13,479.82         13,982.35          13,154.00
     Dec-93       13,730.56         14,230.82          13,458.00
     Mar-94       13,319.35         13,695.55          12,945.00
     Jun-94       12,807.84         13,678.17          12,997.00
     Sep-94       13,294.67         14,307.87          13,637.00
     Dec-94       13,213.17         14,255.71          13,634.00
     Mar-95       13,997.60         15,722.26          14,961.00
     Jun-95       15,026.54         17,276.28          16,381.00
     Sep-95       16,571.69         18,652.28          17,683.00
     Dec-95       16,878.77         19,704.04          18,737.00
     Mar-96       18,025.17         20,719.75          19,755.00
     Jun-96       19,366.05         21,686.75          20,647.00
     Sep-96       20,287.00         22,584.65          21,279.00
     Dec-96       20,055.75         24,375.58          23,060.00

                           $10,000 SINCE INCEPTION

The chart above assumes a hypothetical $10,000 investment in Series S (Social Awareness Series) on May 1, 1991, and reflects the fees and expenses of Series
S. On December 31, 1996, the value of the investment (assuming reinvestment of all dividends and distributions) would have been $20,056. By comparison, the same $10,000 investment would have grown to $23,060 based on the S&P 500 Index's performance and $24,376 based on the Domini Social Index.

                         AVERAGE ANNUAL TOTAL RETURN
                          AS OF DECEMBER 31, 1996*

                         1 Year   5 Year       Since Inception
                                               (5-1-91)
     Series S            18.8%    13.7%        13.1%

* Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

STATEMENTS OF NET ASSETS
DECEMBER 31, 1996

SERIES A (GROWTH)


 NUMBER                                                                MARKET
OF SHARES   COMMON STOCKS                                               VALUE
-------------------------------------------------------------------------------
            ADVERTISING - 1.3%
   200,000  Omnicom Group, Inc. ................................    $ 9,150,000

            AEROSPACE & DEFENSE - 4.4%
   101,000  Boeing Company .....................................     10,743,874
   100,000  Lockheed Martin Corporation ........................      9,150,000
   180,000  McDonnell Douglas Corporation ......................     11,520,000
                                                                   ------------
                                                                     31,413,874

            BANKING & FINANCE - 5.1%
   110,000  Banc One Corporation ...............................      4,730,000
   200,000  Bank of New York Company, Inc. .....................      6,750,000
   120,000  Chase Manhattan Corporation ........................     10,710,000
   200,000  Northern Trust Corporation .........................      7,250,000
    25,000  Wells Fargo & Company ..............................      6,743,750
                                                                   ------------
                                                                     36,183,750

            CHEMICALS - BASIC - 1.8%
    40,000  du Pont (E.I.) de Nemours & Company ................      3,775,000
   225,000  Monsanto Company ...................................      8,746,875
                                                                   ------------
                                                                     12,521,875

            CHEMICALS - SPECIALTY - 2.4%
   200,000  Morton International, Inc. .........................      8,150,000
   200,000  Praxair, Inc. ......................................      9,225,000
                                                                   ------------
                                                                     17,375,000

            COMMUNICATION EQUIPMENT - 1.0%
   100,000  U.S. Robotics Corporation* .........................      7,200,000

            COMPUTER SERVICES - 5.5%
   150,000  Ceridian Corporation* ..............................      6,075,000
   100,000  Computer Sciences Corporation* .....................      8,212,500
   200,000  DST Systems, Inc.* .................................      6,275,000
   150,000  Electronic Data Systems Corporation ................      6,487,500
   200,000  First Data Corporation .............................      7,300,000
   140,000  Fiserv, Inc.* ......................................      5,145,000
                                                                   ------------
                                                                     39,495,000

            COMPUTER SOFTWARE - 2.5%
    70,000  HBO & Company ......................................      4,156,250
   110,000  Microsoft Corporation* .............................      9,088,750
   112,500  Oracle Corporation* ................................      4,696,875
                                                                   ------------
                                                                     17,941,875

            CONGLOMERATE - 4.7%
   160,000  AlliedSignal, Inc. .................................     10,720,000
   400,000  Canadian Pacific Ltd. ..............................     10,600,000
   350,000  U.S. Industries, Inc.* .............................     12,031,250
                                                                   ------------
                                                                     33,351,250

            CONSUMER SERVICES - 1.3%
   400,000  ADT, Ltd.* .........................................     $9,150,000

            ELECTRICAL MACHINERY & ELECTRONIC COMPONENTS - 3.0%
   100,000  General Electric Company ...........................      9,887,500
   150,000  Rockwell International Corporation .................      9,131,250
    90,500  Teradyne, Inc.* ....................................      2,205,938
                                                                   ------------
                                                                     21,224,688

            ENTERTAINMENT - 2.8%
   240,000  Carnival Corporation (CI. A) .......................      7,920,000
   350,000  International Game Technology ......................      6,387,500
    80,000  The Walt Disney Company ............................      5,570,000
                                                                   ------------
                                                                     19,877,500

            FERTILIZER - 0.9%
    80,000  Potash Corporation of Saskatchewan, Inc. ...........      6,800,000

            FINANCIAL SERVICES - 1.9%
    45,000  Federal Home Loan Mortgage Corporation .............      4,955,625
   240,000  Federal National Mortgage Association ..............      8,940,000
                                                                   ------------
                                                                     13,895,625

            FOOD & BEVERAGES - 7.0%
   170,000  Anheuser-Busch Companies, Inc. .....................      6,800,000
   120,000  CPC International, Inc. ............................      9,300,000
   180,000  ConAgra, Inc. ......................................      8,955,000
   300,000  PepsiCo, Inc. ......................................      8,775,000
   200,000  Sara Lee Corporation ...............................      7,450,000
    50,000  Unilever NV ADR ....................................      8,762,500
                                                                   ------------
                                                                     50,042,500

            FURNITURE - 1.2%
   250,000  Leggett & Platt, Inc. ..............................      8,656,250

            HOSPITAL MANAGEMENT - 1.1%
   200,000  Columbia/HCA Healthcare Corporation ................      8,150,000

            HOUSEHOLD PRODUCTS - 3.9%
    75,000  Colgate-Palmolive Company ..........................      6,918,750
   100,000  Gillette Company ...................................      7,775,000
    75,000  Procter & Gamble Company ...........................      8,062,500
   100,000  Tupperware Corporation .............................      5,362,500
                                                                   ------------
                                                                     28,118,750


                           SEE ACCOMPANYING NOTES.

STATEMENTS OF NET ASSETS
DECEMBER 31, 1996

SERIES A (GROWTH) (CONTINUED)

  NUMBER                                                               MARKET
OF SHARES   COMMON STOCKS                                               VALUE
--------------------------------------------------------------------------------

            INSURANCE - 5.0%
   175,000  Allstate Corporation ...............................    $10,128,125
    75,000  American International Group, Inc. .................      8,118,750
   210,000  Equitable Companies, Inc. ..........................      5,171,250
    35,000  General Re Corporation .............................      5,521,250
   100,000  ITT Hartford Group, Inc. ...........................      6,750,000
                                                                   ------------
                                                                     35,689,375

            MACHINERY - 0.7%
   115,000  Deere & Company ....................................      4,671,875

            MANUFACTURING - 0.7%
   185,000  Pall Corporation ...................................      4,717,500

            MEDICAL INSTRUMENTS - 3.9%
   300,000  Allegiance Corporation .............................      8,287,500
   200,000  Baxter International, Inc. .........................      8,200,000
    40,000  Becton, Dickson & Company ..........................      1,735,000
   110,000  Medtronic, Inc. ....................................      7,480,000
    50,000  U.S. Surgical Corporation ..........................      1,968,750
                                                                   ------------
                                                                     27,671,250

            NATURAL GAS - 1.2%
   170,000  Coastal Corporation ................................      8,308,750

            OIL & GAS COMPANIES - 3.5%
   140,000  Louisana Land & Exploration ........................      7,507,500
   100,000  Noble Affiliates, Inc. .............................      4,787,500
   120,000  Pennzoil Company ...................................      6,780,000
   200,000  Union Pacific Resources Group ......................      5,850,000
                                                                   ------------
                                                                     24,925,000

            OIL & GAS PIPELINES - 1.4%
   300,000  MAPCO, Inc. ........................................     10,200,000

            PAINT & ALLIED PRODUCTS - 1.1%
   140,000  Sherwin-Williams Company ...........................      7,840,000

            PETROLEUM REFINING - 2.6%
    80,000  Mobil Corporation ..................................      9,780,000
    50,000  Royal Dutch Petroleum Company ADR ..................      8,537,500
                                                                   ------------
                                                                     18,317,500

            PHARMACEUTICALS - 6.6%
   100,000  American Home Products Corporation .................      5,862,500
   100,000  Bristol-Myers Squibb Company .......................     10,875,000
   200,000  Elan Corporation PLC ADR* ..........................      6,650,000
   120,000  Merck & Company, Inc. ..............................      9,510,000
   120,000  Schering-Plough Corporation ........................      7,770,000
   100,000  SmithKline Beecham PLC ADR .........................      6,800,000
                                                                   ------------
                                                                     47,467,500

            PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 1.1%
   100,000  Eastman Kodak Company ..............................    $ 8,025,000

            PUBLISHING & PRINTING - 2.1%
   100,000  Gannett Company, Inc. ..............................      7,487,500
   170,000  McGraw-Hill Companies, Inc. ........................      7,841,250
                                                                   ------------
                                                                     15,328,750

            RESTAURANTS & FOOD SERVICE - 0.9%
   325,000  Wendy's International, Inc. ........................      6,662,500

            RETAIL TRADE - 5.7%
   235,000  Federated Department Stores, Inc.* .................      8,019,375
   150,000  Officemax, Inc.* ...................................      1,593,750
   170,000  Safeway, Inc.* .....................................      7,267,500
   175,000  TJX Companies, Inc. ................................      8,290,625
   350,000  Woolworth Corporation* .............................      7,656,250
   200,000  Walgreens Company ..................................      8,000,000
                                                                   ------------
                                                                     40,827,500

            SEMI-CONDUCTORS - 1.0%
    85,000  Linear Technology Corporation ......................      3,729,375
    85,000  Xilinx, Inc.* ......................................      3,129,063
                                                                   ------------
                                                                      6,858,438

            TELECOMMUNICATIONS - 0.2%
    75,000  Frontier Corporation ...............................      1,696,875

            TOYS & SPORTING GOODS - 1.0%
   250,000  Mattel, Inc. .......................................      6,937,500

            TRANSPORTATION - 1.7%
    70,000  Burlington Northern Santa Fe .......................      6,046,250
   100,000  Union Pacific Corporation ..........................      6,012,500
                                                                   ------------
                                                                     12,058,750
                                                                   ------------
            Total common stocks - Series A - 92.2% .............    658,752,000


            COMMERCIAL PAPER
            -------------------------

  $300,000  Interstate Power Company, 5.48%, 1-9-97 ............        299,635
  $600,000  Bay State Gas Company, 5.53%, 1-13-97 ..............        598,895
                                                                   ------------

            Total commercial paper - Series A - 0.1% ...........        898,530
                                                                   ------------
            Total investments - Series A - 92.3% ...............    659,650,530

            Cash and other assets, less liabilities -
              Series A - 7.7% ..................................     54,940,028
                                                                   ------------
            Total net assets - Series A - 100.0% ...............   $714,590,558
                                                                   ============


                           SEE ACCOMPANYING NOTES.

STATEMENTS OF NET ASSETS
DECEMBER 31, 1996

SERIES B (GROWTH-INCOME)

PRINCIPAL
AMOUNT OR
  NUMBER                                                               MARKET
OF SHARES   PREFERRED STOCKS                                            VALUE
--------------------------------------------------------------------------------
            BANKING AND CREDIT - 0.7%
    60,000  First Nationwide Bank, $8.176 ......................    $ 6,870,000

            ENTERTAINMENT - 0.4%
     3,225  Time Warner, Inc. ..................................      3,502,684

            PUBLISHING & PRINTING - 0.3%
    30,000  K-III Communications Corporation ...................      2,835,000

            RADIO & TELEVISION - 0.5%
    53,344  Cablevision Systems Corporation ....................      4,654,264
                                                                   ------------
            Total preferred stocks - Series B - 1.9% ...........     17,861,948


            CORPORATE BONDS
            -------------------------

            AIR TRANSPORTATION - 0.5%
$4,125,000  Atlas Air, Inc., 12.25% - 2002 .....................      4,573,594

            AUTOMOTIVE - 0.4%
$3,400,000  Exide Corporation, 10.75% - 2002 ...................      3,570,000

            BANKS - 0.2%
            Chevy Chase Savings Bank,
$1,000,000    9.25% - 2005 .....................................      1,020,000
$1,000,000    9.25% - 2008 .....................................      1,012,500
                                                                   ------------
                                                                      2,032,500

            BUILDING MATERIALS - 0.3%
$2,750,000  Knoll, Inc., 10.875% - 2006 ........................      3,038,750

            CHEMICALS - 0.4%
$3,500,000  Envirodyne Industries, Inc., 12.00% - 2000 .........      3,723,125

            COMMUNICATIONS - 2.8%
$5,300,000  Allbritton Communications Company, 11.50% - 2004 ...      5,618,000
$4,000,000  Century Communications Corporation, 9.50% - 2005 ...      4,100,000
$5,500,000  Comcast Corporation, 9.125% - 2006 .................      5,623,750
$2,000,000  Granite Broadcasting Corporation, 12.75% - 2002 ....      2,182,500
$3,250,000  Heritage Media Corporation, 8.75% - 2006 ...........      3,136,250
$4,350,000  Rogers Cablesystems, Ltd., 9.625% - 2002 ...........      4,556,625
$2,000,000  Rogers Communications, Inc., 9.125% - 2006 .........      1,975,000
                                                                   ------------
                                                                     27,192,125

            CONSUMER GOODS & SERVICES - 0.9%
$4,775,000  Semi-Tech Corporation, 0% - 2003(1) ................      3,139,563
$5,000,000  Westpoint Stevens, Inc., 9.375% - 2005 .............      5,137,500
                                                                   ------------
                                                                      8,277,063


PRINCIPAL                                                             MARKET
 AMOUNT     CORPORATE BONDS (CONTINUED)                                VALUE
-------------------------------------------------------------------------------
            DIVERSIFIED - 0.9%
$3,500,000  Jordan Industries, Inc., 10.375% - 2003 ............    $ 3,456,250
 5,000,000  Sequa Corporation, 9.375% - 2003 ...................      5,050,000
                                                                   ------------
                                                                      8,506,250

            ELECTRIC & GAS COMPANIES - 0.7%
 4,500,000  AES Corporation, 10.25% - 2006 .....................      4,860,000
 2,000,000  Cal Energy Company, Inc., 9.50% - 2006 .............      2,060,000
                                                                   ------------
                                                                      6,920,000

            ENTERTAINMENT - 1.4%
 4,100,000  AMF Group, Inc., 10.875% - 2006 ....................      4,325,500
 2,000,000  Harrah's Operating Company, Inc., 10.875% - 2002 ...      2,122,500
 4,500,000  Showboat, Inc., 9.25% - 2008 .......................      4,426,875
 2,850,000  Station Casinos, Inc., 10.125% - 2006 ..............      2,857,125
                                                                   ------------
                                                                     13,732,000

            FINANCE - 0.8%
 4,000,000  Dime Bancorp, Inc., 10.50% - 2005 ..................      4,390,000
 1,550,000  Dollar Financial Group, Inc., 10.875% - 2006 .......      1,596,500
 5,000,000  Home Holdings, Inc., 7.75% - 1998 ..................      2,200,000
                                                                   ------------
                                                                      8,186,500

            FOOD & BEVERAGE TRADE - 1.6%
 4,250,000  Cott Corporation, 9.375% - 2005 ....................      4,377,500
 2,600,000  Delta Beverage Group, 9.75% - 2003 .................      2,658,500
            Southland Corporation,
 4,000,000    5.00% - 2003 .....................................      3,305,000
 1,000,000    4.50% - 2004 .....................................        763,750
 4,000,000  TLC Beatrice International Holdings, Inc.,
              11.50% - 2005 ....................................      4,240,000
                                                                   ------------
                                                                     15,344,750

            HOSPITAL MANAGEMENT - 1.0%
 4,000,000  Regency Health Services, Inc., 9.875% - 2002 .......      4,050,000
 4,750,000  Tenet Healthcare Corporation, 10.125% - 2005 .......      5,242,813
                                                                   ------------
                                                                      9,292,813

                           SEE ACCOMPANYING NOTES.

STATEMENTS OF NET ASSETS
DECEMBER 31, 1996

SERIES B (GROWTH-INCOME) (CONTINUED)


PRINCIPAL                                                             MARKET
 AMOUNT     CORPORATE BONDS (CONTINUED)                                VALUE
--------------------------------------------------------------------------------
            HOTEL & RECREATION - 0.4%
$4,000,000  Four Seasons Hotels, Inc., 9.125% - 2000 ...........    $ 4,085,000

            INDUSTRIAL PRODUCT - 0.4%
 3,275,000  Shop Vac Corporation, 10.625% - 2003 ...............      3,446,938

            MANUFACTURING - 0.7%
 2,100,000  Pillowtex Corporation, 10.00% - 2006 ...............      2,184,000
 4,000,000  Schuller International Group, Inc., 10.875% - 2004 .      4,460,000
                                                                   ------------
                                                                      6,644,000

            MEDICAL EQUIPMENT - 0.3%
 2,450,000  Maxxim Medical, Inc., 10.50% - 2006 ................      2,560,250

            OIL & GAS COMPANIES - 0.5%
 4,800,000  Seagull Energy Corporation, 8.625% - 2005 ..........      4,980,000

            PLASTIC PRODUCTS - 0.2%
 2,000,000  Plastic Containers, Inc., 10.00% - 2006 ............      2,065,000

            PUBLISHING & PRINTING - 0.7%
 3,500,000  Golden Books Publishing, Inc., 7.65% - 2002 ........      3,158,750
 3,250,000  K-III Communications Corporation, 10.625% - 2002 ...      3,412,500
                                                                   ------------
                                                                      6,571,250

            REAL ESTATE - 0.3%
 3,100,000  BF Saul REIT, 11.625% - 2002 .......................      3,332,500

            REFINERY - 0.4%
 3,665,000  Crown Central Petroleum Corporation, 10.875% - 2005.      3,742,881

            RESTAURANTS - 0.5%
 4,800,000  Carrols Corporation, 11.50% - 2003 .................      5,100,000

            STEEL & METAL PRODUCTS - 0.2%
 1,400,000  AK Steel Corporation, 9.125% - 2006 ................      1,438,500

            TOBACCO PRODUCTS - 0.5%
 4,300,000  Dimon, Inc., 8.875% - 2006 .........................      4,498,875

            TRANSPORTATION - 0.4%
 4,000,000  Teekay Shipping Corporation, 8.32% - 2008 ..........      4,000,000
                                                                   ------------
            Total corporate bonds - Series B - 17.4% ...........    166,854,664





  NUMBER                                                               MARKET
OF SHARES   COMMON STOCKS                                               VALUE
--------------------------------------------------------------------------------
            ADVERTISING - 1.3%
   280,000  Omnicom Group, Inc. ................................   $ 12,810,000

            AEROSPACE & DEFENSE - 4.1%
   110,000  Boeing Company .....................................     11,701,250
   150,000  Lockheed Martin Corporation ........................     13,725,000
   220,000  McDonnell Douglas Corporation ......................     14,080,000
                                                                   ------------
                                                                     39,506,250

            BANKING & FINANCE - 4.9%
   160,000  Banc One Corporation ...............................      6,880,000
   250,000  Bank of New York Company, Inc. .....................      8,437,500
   150,000  Chase Manhattan Corporation ........................     13,387,500
   225,000  Northern Trust Corporation .........................      8,156,250
    35,000  Wells Fargo & Company ..............................      9,441,250
                                                                   ------------
                                                                     46,302,500

            CHEMICALS - BASIC - 1.6%
    40,000  du Pont (E.I.) de Nemours & Company ................      3,775,000
   300,000  Monsanto Company ...................................     11,662,500
                                                                   ------------
                                                                     15,437,500

            CHEMICALS - SPECIALTY - 2.4%
   230,000  Morton International, Inc. .........................      9,372,500
   300,000  Praxair, Inc. ......................................     13,837,500
                                                                   ------------
                                                                     23,210,000

            COMMUNICATION EQUIPMENT - 0.9%
   120,000  U.S. Robotics Corporation* .........................      8,640,000

            COMPUTER SERVICES - 3.3%
   210,000  Ceridian Corporation* ..............................      8,505,000
    60,000  Computer Sciences Corporation* .....................      4,927,500
   230,000  Electronic Data Systems Corporation ................      9,947,500
   220,000  First Data Corporation .............................      8,030,000
                                                                   ------------
                                                                     31,410,000

            COMPUTER SOFTWARE - 3.0%
   100,000  HBO & Company ......................................      5,937,500
   200,000  Microsoft Corporation* .............................     16,525,000
   150,000  Oracle Corporation* ................................      6,262,500
                                                                   ------------
                                                                     28,725,000

            CONGLOMERATE - 2.8%
   200,000  AlliedSignal, Inc. .................................     13,400,000
   500,000  Canadian Pacific, Ltd. .............................     13,250,000
                                                                   ------------
                                                                     26,650,000

            CONSUMER SERVICES - 1.2%
   500,000  ADT, Ltd.* .........................................     11,437,500


                           SEE ACCOMPANYING NOTES.

STATEMENTS OF NET ASSETS
DECEMBER 31, 1996

SERIES B (GROWTH-INCOME) (CONTINUED)

 NUMBER                                                                MARKET
OF SHARES   COMMON STOCKS (CONTINUED)                                   VALUE
-------------------------------------------------------------------------------
            ELECTRICAL MACHINERY & ELECTRONIC COMPONENTS - 2.4%
   140,000  General Electric Company ...........................    $13,842,500
   150,000  Rockwell International Corporation .................      9,131,250
                                                                   ------------
                                                                     22,973,750

            ENTERTAINMENT - 2.1%
   400,000  International Game Technology ......................      7,300,000
   180,000  The Walt Disney Company ............................     12,532,500
                                                                   ------------
                                                                     19,832,500

            FERTILIZER - 0.9%
   100,000  Potash Corporation of Saskatchewan, Inc. ...........      8,500,000

            FINANCIAL SERVICES - 1.8%
    50,000  Federal Home Loan Mortgage Corporation .............      5,506,250
   300,000  Federal National Mortgage Association ..............     11,175,000
                                                                   ------------
                                                                     16,681,250

            FOOD & BEVERAGES - 6.8%
   220,000  Anheuser-Busch Companies, Inc. .....................      8,800,000
   150,000  CPC International, Inc. ............................     11,625,000
   280,000  Coca-Cola Company ..................................     14,735,000
   200,000  ConAgra, Inc. ......................................      9,950,000
   300,000  Sara Lee Corporation ...............................     11,175,000
    50,000  Unilever NV ADR ....................................      8,762,500
                                                                   ------------
                                                                     65,047,500

            HOSPITAL MANAGEMENT - 1.3%
   300,000  Columbia/HCA Healthcare Corporation ................     12,225,000

            HOUSEHOLD PRODUCTS - 4.0%
    75,000  Colgate-Palmolive Company ..........................      6,918,750
   200,000  Gillette Company ...................................     15,550,000
   150,000  Procter & Gamble Company ...........................     16,125,000
                                                                   ------------
                                                                     38,593,750

            INSURANCE - 3.2%
   175,000  Allstate Corporation ...............................     10,128,125
   230,000  Equitable Companies, Inc. ..........................      5,663,750
    40,000  General Re Corporation .............................      6,310,000
   120,000  ITT Hartford Group, Inc. ...........................      8,100,000
                                                                   ------------
                                                                     30,201,875

            MACHINERY - 0.5%
   125,000  Deere & Company ....................................      5,078,125

            MANUFACTURING - 0.5%
   200,000  Pall Corporation ...................................      5,100,000

            MEDICAL INSTRUMENTS - 2.2%
   250,000  Baxter International, Inc. .........................    $10,250,000
    40,000  Becton, Dickinson & Company ........................      1,735,000
   135,000  Medtronic, Inc. ....................................      9,180,000
                                                                   ------------
                                                                     21,165,000

            NATURAL GAS - 2.6%
   225,000  Coastal Corporation ................................     10,996,875
   280,000  El Paso Natural Gas Company ........................     14,140,000
                                                                   ------------
                                                                     25,136,875


            OIL & GAS COMPANIES - 1.1%
    60,000  Pennzoil Company ...................................      3,390,000
   250,004  Union Pacific Resources Group ......................      7,312,617
                                                                   ------------
                                                                     10,702,617

            OIL & GAS PIPELINES - 1.2%
   340,000  MAPCO, Inc. ........................................     11,560,000

            PETROLEUM REFINING - 1.3%
   100,000  Mobil Corporation ..................................     12,225,000

            PHARMACEUTICALS - 6.6%
   150,000  American Home Products Corporation .................      8,793,750
   125,000  Bristol-Myers Squibb Company .......................     13,593,750
   200,000  Elan Corporation PLC ADR* ..........................      6,650,000
   175,000  Merck & Company, Inc. ..............................     13,868,750
   150,000  Schering-Plough Corporation ........................      9,712,500
   150,000  SmithKline Beecham PLC ADR .........................     10,200,000
                                                                   ------------
                                                                     62,818,750

            PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 1.1%
   125,000  Eastman Kodak Company ..............................     10,031,250

            PUBLISHING & PRINTING - 1.7%
   100,000  Gannett Company, Inc. ..............................      7,487,500
   200,000  McGraw-Hill Companies, Inc. ........................      9,225,000
                                                                   ------------
                                                                     16,712,500

            RESTAURANTS & FOOD SERVICE - 1.2%
    40,000  McDonald's Corporation .............................      1,810,000
   450,000  Wendy's International, Inc. ........................      9,225,000
                                                                   ------------
                                                                     11,035,000

            RETAIL TRADE - 2.6%
   330,000  Federated Department Stores, Inc.* .................     11,261,250
    80,000  TJX Companies, Inc.* ...............................      3,790,000
   450,000  Woolworth Corporation* .............................      9,843,750
                                                                   ------------
                                                                     24,895,000

            TELECOMMUNICATIONS - 0.2%
    90,000  Frontier Corporation ...............................      2,036,250

                           SEE ACCOMPANYING NOTES.

STATEMENTS OF NET ASSETS
DECEMBER 31, 1996

SERIES B (GROWTH-INCOME)

PRINCIPAL
AMOUNT OR
 NUMBER                                                                 MARKET
OF SHARES   PREFERRED STOCKS                                            VALUE
--------------------------------------------------------------------------------
            TOYS & SPORTING GOODS - 1.0%
   360,000  Mattel, Inc. .......................................     $9,990,000

            TRANSPORTATION - 1.6%
   110,000  Burlington Northern Santa Fe .......................      9,501,250
   100,000  Union Pacific Corporation ..........................      6,012,500
                                                                   ------------
                                                                     15,513,750
                                                                   ------------
            Total common stocks - Series B - 73.4% .............    702,184,492


            COMMERCIAL PAPER
            ------------------------------
$1,000,000  General Electric Capital Corporation,
              5.325%, 1-06-97 ..................................        999,260
  $500,000  Interstate Power Company, 5.475%, 1-08-97 ..........        499,468
$1,000,000  International Lease Finance Corporation,
              5.625%, 1-06-97 ..................................        499,609
              5.675%, 1-06-97 ..................................        499,606
                                                                   ------------
                                                                        999,215

  $600,000  McCormick & Company, Inc., 5.475%, 1-10-97 .........        599,179
$1,600,000  Northern Illinois Gas Company, 5.295%, 1-16-97 .....      1,596,470
$6,118,000  The Walt Disney Company,
              5.425%, 1-24-97 ..................................        269,064
              5.275%, 1-27-97 ..................................        896,571
              5.285%, 1-27-97 ..................................      1,195,420
              5.315%, 1-27-97 ..................................        944,361
              5.325%, 1-27-97 ..................................        896,539
              5.425%, 1-27-97 ..................................      1,892,556
                                                                   ------------
                                                                      6,094,511
                                                                   ------------

            Total commercial paper - Series B - 1.1% ...........     10,788,103
                                                                   ------------
            Total investments - Series B - 93.8% ...............    897,689,207
            Cash and other assets, less liabilities -
              Series B - 6.2% ..................................     58,897,100
                                                                   ------------
            Total net assets - Series B - 100.0% ...............   $956,586,307
                                                                   ============


                           SERIES C (MONEY MARKET)

            COMMERCIAL PAPER
            -----------------------------------

            BROKERAGE - 2.9%
$3,771,000  Merrill Lynch & Company
              6.60%, 1-02-97 ...................................       $199,963
              5.48%, 1-07-97 ...................................        199,817
              5.62%, 1-09-97 ...................................        199,750


PRINCIPAL                                                               MARKET
 AMOUNT     COMMERCIAL PAPER (CONTINUED)                                VALUE
--------------------------------------------------------------------------------
            BROKERAGE, CONTINUED
              5.35%, 1-13-97 ...................................       $997,800
              5.67%, 1-14-97 ...................................        199,591
              5.34%, 1-15-97 ...................................        120,694
              5.65%, 1-17-97 ...................................         99,749
              5.59%, 2-18-97 ...................................        992,090
              5.34%, 2-25-97 ...................................        396,440
              5.36%, 2-26-97 ...................................        346,829
                                                                   ------------
                                                                      3,752,723

            BUSINESS SERVICES - 7.0%
$3,500,000  A1 Credit Corporation, 5.30%, 1-13-97 ..............      3,492,300
 5,500,000  General Electric Capital Corporation,
              5.30%, 1-09-97 ...................................      1,497,720
              5.38%, 1-27-97 ...................................      3,984,458
                                                                   ------------
                                                                      8,974,478

            CHEMICALS - BASIC - 5.2%
 6,700,000  du Pont (E.I.) de Nemours & Company, 5.27%, 1-10-97.      6,688,676




            COMPUTER SYSTEMS - 4.7%
 6,000,000  International Business Machines Corporation,
             5.30%, 1-23-97 ...................................         996,140
             5.30%, 1-28-97 ...................................       4,976,800
                                                                   ------------
                                                                      5,972,940

            ELECTRIC UTILITIES - 14.4%
 2,530,000  Carolina Power & Light Company,
              5.30%, 2-14-97 ...................................      1,518,800
              5.38%, 2-20-97 ...................................        991,720
 3,000,000  Florida Power Corporation, 5.54%, 1-8-97 ...........      2,996,768
 6,650,000  Interstate Power Company,
              5.33%, 1-08-97 ...................................      5,793,989
              5.43%, 1-14-97 ...................................         99,804
              5.45%, 2-04-97 ...................................        746,140
   331,000  Massachusetts Electric Company, 6.05%, 1-03-97 .....        330,889
 3,100,000  Progress Capital Holdings, Inc., 5.53%, 1-07-97 ....      3,097,143
 3,000,000  Southern California Edison Company, 5.30%, 1-13-97 .      2,993,370
                                                                   ------------
                                                                     18,568,623

            ELECTRONICS - 5.1%
 6,600,000  Avnet, Inc.,
             5.42%, 1-06-97 ...................................       2,997,741
             5.35%, 1-31-97 ...................................       2,289,726
             5.40%, 1-31-97 ...................................         597,320
             5.45%, 2-21-97 ...................................         694,092
                                                                   ------------
                                                                      6,578,879

                           SEE ACCOMPANYING NOTES.

STATEMENTS OF NET ASSETS
DECEMBER 31, 1996

SERIES C (MONEY MARKET) (CONTINUED)

PRINCIPAL                                                               MARKET
 AMOUNT     COMMERCIAL PAPER (CONTINUED)                                VALUE
--------------------------------------------------------------------------------
            ENGINEERING - 0.2%
  $300,000  Fluor Corporation, 5.37%, 1-29-97 ..................       $298,747

            ENTERTAINMENT - 0.9%
 1,200,000  The Walt Disney Company, 5.28%, 1-27-97 ............      1,194,660

            FINANCIAL SERVICES - 1.3%
 1,623,000  Toyota Motor Credit Corporation,
              5.28%, 1-03-97 ...................................        999,490
              5.53%, 1-03-97 ...................................        622,809
                                                                   ------------
                                                                      1,622,299

            FOOD PROCESSING - 0.6%
   800,000  McCormick & Company, Inc.,
              5.31%, 1-10-97 ...................................         99,830
              5.47%, 1-10-97 ...................................        699,042
                                                                   ------------
                                                                        798,872

            INDUSTRIAL SERVICES - 0.8%
 1,000,000  PPG Industries, Inc., 5.32%, 2-10-97 ...............        994,089

            LEASING - 4.6%
 6,000,000  International Lease Finance Corporation,
              5.30%, 1-23-97 ...................................      5,976,840

            NATURAL GAS - 5.2%
   700,000  Laclede Gas Company, 5.37%, 1-07-97 ................        699,374
 6,020,000  Northern Illinois Gas Company,
              5.52%, 1-03-97 ...................................        899,724
              5.30%, 1-16-97 ...................................      4,089,053
              5.34%, 1-29-97 ...................................      1,015,764
                                                                   ------------
                                                                      6,703,915

            POLLUTION CONTROL - 4.9%
 6,380,000  Engelhard Corporation,
              5.32%, 2-14-97 ...................................      5,936,226
              5.55%, 2-24-97 ...................................        396,428
                                                                   ------------
                                                                      6,332,654

            RETAIL - GROCERY - 3.8%
 4,900,000  Winn-Dixie Stores, Inc., 5.30%, 1-14-97 ............      4,889,180

            TELECOMMUNICATIONS - 0.8%
 1,000,000  Ameritech Corporation, 5.27%, 1-17-97 ..............        997,100

            TOBACCO - 3.7%
$1,000,000  B.A.T. Capital Corporation, 5.45%, 1-17-97 .........      $997,578
 3,775,000  Philip Morris Companies, Inc.,
              5.30%, 1-14-97 ...................................      2,992,860
              5.53%, 1-14-97 ...................................        773,454
                                                                   ------------
                                                                      4,763,892

            WASTE - 5.8%
 7,500,000  WMX Technologies, Inc., 5.40%, 1-24-97 .............      7,469,850
                                                                   ------------
            Total commercial paper - Series C - 71.9% ..........     92,578,417

            U.S. GOVERNMENT AND GOVERNMENT AGENCY SECURITIES
            ------------------------------------------------

            FEDERAL FARM CREDIT BANKS - 2.3%
 3,000,000    4.95%, 3-03-97 ...................................      2,997,510

            FEDERAL HOME LOAN MORTGAGE - 2.3%
 3,000,000    5.63%, 12-17-97 ..................................      2,996,010

            FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.3%
 8,000,000    4.97%, 3-10-97 ...................................      7,993,200

            SBA POOLS - 16.0%
   601,967    6.0%, 2006(3) ....................................        601,967
   816,454    6.25%, 2012(3) ...................................        816,454
   200,201    6.0%, 2018(3) ....................................        200,201
   901,880    5.875%, 2020(3) ..................................        906,389
 3,264,711    5.75%, 2021(3) ...................................      3,250,938
 1,993,677    5.75%, 2021(3) ...................................      1,986,200
 1,952,530    5.75%, 2021(4) ...................................      1,942,767
 1,978,435    5.75%, 2021(4) ...................................      1,968,543
 1,483,826    5.75%, 2021(3) ...................................      1,483,826
 2,042,864    5.875%, 2021(3) ..................................      2,042,864
 5,375,030    5.875%, 2021(3) ..................................      5,375,030
                                                                   ------------
                                                                     20,575,179
                                                                   ------------

            Total U.S. government & government agency
              securities - Series C - 26.9% ....................     34,561,899
                                                                   ------------
            Total investments - Series C - 98.8% ...............    127,140,316
            Cash & other assets, liabilities - Series C - 1.2% .      1,531,797
                                                                   ------------
            Total net assets - Series C - 100.0% ...............   $128,672,113
                                                                   ============

                           SEE ACCOMPANYING NOTES.

STATEMENTS OF NET ASSETS
DECEMBER 31, 1996

SERIES D (WORLDWIDE EQUITY)

 NUMBER                                                                 MARKET
OF SHARES   COMMON STOCK                                                VALUE
--------------------------------------------------------------------------------
            AUSTRALIA - 1.2%
   578,350  QBE Insurance Group, Ltd. ..........................     $3,045,536

            AUSTRIA - 1.2%
    15,800  Wienerberger Baustoffindstrie AG ...................      3,061,016

            BELGIUM - 1.0%
    27,400  Credit Communal Holding/Dexia* .....................      2,497,223

            BRAZIL - 0.8%
   226,200  Aracruz Celulose S.A. ADR ..........................      1,866,150

            CANADA - 1.4%
    89,800  Jetform Corporation* ...............................      1,627,625
   273,800  Noranda Forest, Inc. ...............................      1,857,757
                                                                   ------------
                                                                      3,485,382

            CHILE - 2.2%
   249,000  Antofagasta Holdings PLC ...........................      1,448,787
   154,100  Banco Santander ADR ................................      2,311,500
   116,500  Maderas y Sinteticos Sociedad Anonima S.A. ADR .....      1,631,000
                                                                   ------------
                                                                      5,391,287

            FINLAND - 1.0%
   146,400  Valmet Corporation .................................      2,553,815

            FRANCE - 5.7%
    32,300  Alcatel Alsthom ....................................      2,589,598
    57,500  Elf Aquitaine S.A. ADR .............................      2,601,875
    59,900  Lafarge ............................................      3,586,808
    20,660  SGS-Thomson Microelectronics N.V.* .................      1,458,473
    33,460  Sidel ..............................................      2,297,716
    13,860  Societe Generale de Surveillance Holding S.A. "B" ..      1,495,644
                                                                   ------------
                                                                     14,030,114

            GERMANY - 3.3%
    90,400  Continental AG .....................................      1,624,856
    29,500  Daimler-Benz AG* ...................................      2,029,058
    51,500  Deutsche Bank AG ...................................      2,402,718
    44,500  Hoechst AG .........................................      2,099,235
                                                                   ------------
                                                                      8,155,867

            GREECE - 1.3%
    27,200  Ergo Bank S.A. .....................................      1,378,687
   109,400  Hellenic Tellecommunication Organization S.A. ......      1,869,080
                                                                   ------------
                                                                      3,247,767

            HONG KONG - 4.1%
   464,000  Citic Pacific, Ltd. ................................     $2,693,421
 3,623,000  Guangdong Investments ..............................      3,489,511
 2,628,000  National Mutual Asia, Ltd. .........................      2,497,196
   854,000  Peregrine Investment Holdings, Ltd. ................      1,462,897
                                                                   ------------
                                                                     10,143,025

            HUNGARY - 0.8%
    30,800  Pick Szeged Rt. ....................................      1,823,421



            INDONESIA - 1.1%
   415,500  PT Semen Clbinong ..................................      1,169,555
   803,500  PT Tambang Timah ...................................      1,462,455
                                                                   ------------
                                                                      2,632,010

            IRELAND - 2.8%
   330,400  Allied Irish Banks PLC .............................      2,214,457
 1,530,800  Jefferson Smurfit Group ............................      4,650,664
                                                                   ------------
                                                                      6,865,121

            ITALY - 2.6%
    62,500  Bulgari SpA ........................................      1,266,031
   277,200  Istituto Mobillare Italiano SpA ....................      2,359,071
   591,900  Stet Societa' Finanziarla Telefonica SpA ...........      2,683,306
                                                                   ------------
                                                                      6,308,408

            JAPAN - 8.2%
    39,810  Amway Japan, Ltd. ..................................      1,275,896
    67,000  Canon, Inc. ........................................      1,477,729
   173,000  Citizen Watch Company, Ltd. ........................      1,237,098
       900  H.I.S. Company, Ltd. ...............................         43,422
    20,500  Maruco Company, Ltd. ...............................        687,042
   112,000  Matsushita Electric Industrial Company, Ltd. .......      1,823,727
    79,000  Nitto Denko Corporation ............................      1,157,060
   113,000  Nomura Securities Company, Ltd. ....................      1,693,978
        73  NTT Data Communications Systems Corporation ........      2,132,075
   139,000  Sodick .............................................      1,149,651
    39,300  Sony Corporation ...................................      2,569,889
    64,000  Tokyo Electron, Ltd. ...............................      1,957,439
    71,000  Toyota Motor Corporation ...........................      2,036,960
   119,000  Yamato Kogyo Company, Ltd. .........................      1,097,010
                                                                   ------------
                                                                     20,338,976

                           SEE ACCOMPANYING NOTES.

STATEMENTS OF NET ASSETS
DECEMBER 31, 1996

SERIES D (WORLDWIDE EQUITY) (CONTINUED)

 NUMBER                                                                 MARKET
OF SHARES   COMMON STOCK (CONTINUED)                                    VALUE
--------------------------------------------------------------------------------
            MALAYSIA - 4.6%
   270,000  Araab Malaysian Finance Bhd ........................    $1,507,421
    28,000  Berjaya Sports Toto Bhd ............................       139,695
   261,000  Hong Leong Credit Bhd ..............................     1,643,195
   966,000  Magnum Corporation Bhd .............................     1,874,238
 1,026,000  MBF Capital Bhd ....................................     1,665,646
   520,000  Sime Darby Bhd .....................................     2,048,698
   625,000  Tanjong PLC ........................................     2,499,499
                                                                  ------------
                                                                    11,378,392

            MEXICO - 1.0%
   150,500  Tubos De Acero De Mexico S.A. ADR* .................     2,389,187

            NETHERLANDS - 0.7%
    41,140  Philips Electronics N.V. ...........................     1,664,877

            NEW ZEALAND - 3.2%
 1,765,300  Brierley Investments, Ltd. .........................     1,633,893
   925,900  Carter Holt Harvey, Ltd. ...........................     2,099,920
   360,000  Fisher & Paykel Industries, Ltd. ...................     1,411,657
   908,900  Fletcher Challenge Building ........................     2,793,438
                                                                  ------------
                                                                     7,938,908

            NORWAY - 2.0%
   352,200  Fokus Banken AS ....................................     2,415,888
   145,300  Saga Petroleum AS ..................................     2,434,797
                                                                  ------------
                                                                     4,850,685

            PHILIPPINES - 1.9%
 3,871,150  C & P Homes, Inc. ..................................     1,987,092
 2,639,000  Filinvest Land, Inc.* ..............................       822,806
   242,000  Manilla Electric Company "B" .......................     1,978,327
                                                                  ------------
                                                                     4,788,225

            POLAND - 1.8%
    48,500  Debica S.A. ........................................     1,085,119
   103,533  Elektrim Towarzystwo Handlowe S.A. .................       941,040
    42,146  Wedel S.A. .........................................     2,077,453
     8,241  Zaklady Piwowarski w Zywcu S.A. ....................       383,166
                                                                  ------------
                                                                     4,486,778

            PORTUGAL - 0.8%
    30,500  Telecel-Comunicacaoes Pessoais, S.A.* ..............     1,944,927

            RUSSIA - 1.0%
    53,500  Lukoil Holdings of Russia ADR ......................     2,492,030

            SINGAPORE - 4.0%
   216,000  City Developments, Ltd. ............................    $1,945,641
   450,000  Clipsal Industries, Ltd. ...........................     1,638,000
   540,000  DBS Land, Ltd. .....................................     1,988,106
   477,000  Inchape Bhd. .......................................     1,657,269
   438,000  Jardine Strategic Holdings .........................     1,585,560
   410,000  Want Want Holdings* ................................     1,078,300
                                                                  ------------
                                                                     9,892,876

            SPAIN - 2.7%
    10,800  Banco Popular Espanol S.A. .........................     2,117,240
    39,800  Banc Santander S.A. ................................     2,542,671
    54,600  Repsol S.A. ........................................     2,090,394
                                                                  ------------
                                                                     6,750,305

            SWEDEN - 1.6%
    23,100  Astra AB ...........................................     1,140,110
   163,500  Skandinaviska Enskilda Banken ......................     1,676,180
    41,600  Svenska Handelsbanken ..............................     1,194,137
                                                                  ------------
                                                                     4,010,427

            SWITZERLAND - 3.9%
     1,560  ABB AG .............................................     1,934,430
     2,870  Nestle S.A. ........................................     3,071,517
       372  Roche Holdings AG ..................................     2,885,469
     2,950  Winterthur Schweizerische
              Versicherungs - Gesellschaft .....................     1,700,502
                                                                  ------------
                                                                     9,591,918

            THAILAND - 0.4%
    95,000  BEC World Public Company, Ltd.* ....................       859,593
    81,500  Property Perfect Public Company, Ltd. ..............        84,233
                                                                  ------------
                                                                       943,826

            UNITED KINGDOM - 8.1%
 1,422,000  Aegis Group PLC ....................................     1,484,416
   307,800  British Telecommunications PLC .....................     2,077,982
   211,900  D.F.S. Furniture Company PLC .......................     2,188,439
   678,900  Grand Metropolitan PLC .............................     5,332,669
   131,800  RTZ Corporation PLC ................................     2,112,270
    11,200  SmithKline Beecham PLC ADR .........................       761,600
   913,100  Tomkins PLC ........................................     4,195,549
   463,600  Vodafone Group PLC .................................     1,955,629
                                                                  ------------
                                                                    20,108,554

            UNITED STATES - 18.2%
    16,600  Abbott Laboratories ................................       842,450
    17,000  Ace, Ltd. ..........................................     1,022,125
    13,500  AlliedSignal, Inc. .................................       904,500
     8,100  American International Group .......................       876,825
    15,100  Aon Corporation ....................................       938,087
    24,800  Avery-Dennison Corporation .........................       877,300
    19,800  Becton, Dickinson & Company ........................       858,825
    10,100  Boeing Company .....................................     1,074,387
    25,300  Borders Group, Inc*. ...............................       907,638



                           SEE ACCOMPANYING NOTES.

STATEMENTS OF NET ASSETS
DECEMBER 31, 1996

SERIES D (WORLDWIDE EQUITY) (CONTINUED)

 NUMBER                                                                 MARKET
OF SHARES   COMMON STOCK (CONTINUED)                                    VALUE
--------------------------------------------------------------------------------
            UNITED STATES, CONTINUED
    53,800  Calpine Corporation* ...............................    $1,076,000
    10,200  Citicorp ...........................................     1,050,600
    19,500  Computer Associates International, Inc. ............       970,125
    22,600  Conseco, Inc. ......................................     1,440,750
    10,800  CPC International, Inc. ............................       837,000
    21,900  Crown Cork & Seal Company, Inc. ....................     1,190,812
    33,200  Data General Corporation* ..........................       481,400
    27,700  Diamond Offshore Drilling, Inc.* ...................     1,578,900
    17,900  Dover Corporation ..................................       899,475
    25,100  Ecolab, Inc. .......................................       944,387
    23,200  Federal National Mortgage Association ..............       864,200
    26,800  Gap, Inc. ..........................................       807,350
    21,600  Hasbro, Inc. .......................................       839,700
    22,200  Hershey Foods Corporation ..........................       971,250
    15,700  Honeywell, Inc. ....................................     1,032,275
    21,800  Ingersoll-Rand Company .............................       970,100
    18,400  Johnson & Johnson ..................................       915,400
    10,500  Lockheed Martin Corporation ........................       960,750
     7,000  Mobil Corporation ..................................       855,750
    27,000  Monsanto Company ...................................     1,049,625
    22,300  NAC Re Corporation .................................       755,412
    10,000  NationsBank Corporation ............................       977,500
    20,500  Newmont Gold Company ...............................       896,875
    21,600  Nike, Inc. .........................................     1,290,600
    21,900  Norwest Corporation ................................       952,650
     4,800  PacifiCare Health Systems, Inc.* ...................       408,600
    16,500  Parker Hannifin Corporation ........................       639,375
     8,600  Procter & Gamble Company ...........................       924,500
    26,900  Safeway, Inc.* .....................................     1,149,975
     9,900  Schlumberger, Ltd. .................................       988,763
    37,000  Service Corporation International ..................     1,036,000
    32,000  Talbots, Inc. ......................................       916,000
    12,700  Union Pacific Corporation ..........................       763,588
    31,756  Union Pacific Resources Group, Inc. ................       928,863
    12,700  United Healthcare Corporation ......................       571,500
    14,400  Warner-Lambert Company .............................     1,080,000
    40,800  Williams Companies, Inc. ...........................     1,530,000
    35,600  WMX Technologies, Inc. .............................     1,161,450
                                                                  ------------
                                                                    45,009,637
                                                                  ------------
            Total common stocks - Series D - 94.6% .............   233,686,670

PRINCIPAL
AMOUNT OR
 NUMBER     FOREIGN GOVERNMENT                                          MARKET
OF SHARES   OBLIGATIONS                                                 VALUE
--------------------------------------------------------------------------------
            GERMANY - 1.8%
 7,000,000  German Treasury Bill 3.06%, due 4-18-97 ............    $4,501,249

            PREFERRED STOCKS
            ------------------------

            AUSTRIA - 0.7%
    44,100  Bank Austria AG ....................................     1,708,745

            GERMANY - 1.0%
     5,390  Sto AG .............................................     2,535,674
                                                                  ------------

            Total preferred stocks - Series D - 1.7% ...........     4,244,419
                                                                  ------------

            Total investments - Series D - 98.1% ...............   242,432,338
            Cash and other assets less liabilities - 1.9% ......     4,593,243
                                                                  ------------
            Total net assets - Series D - 100.0% ...............  $247,025,581
                                                                  ============

--------------------------------------------------------------------------------
At December 31, 1996, Series D's investment concentration by industry was as follows:

     Banking ................................   10.9%
     Capital Equipment ......................    6.4%
     Chemicals ..............................    0.4%
     Construction & Housing .................    0.8%
     Consumer Durables ......................    7.3%
     Consumer Nondurables ...................    8.0%
     Electrical and Electronics .............    4.1%
     Energy Sources .........................    5.9%
     Financial Services .....................   11.8%
     Health & Personal Care .................    3.8%
     Materials ..............................   14.0%
     Merchandising ..........................    2.4%
     Multi-industry .........................    7.3%
     Real Estate ............................    2.0%
     Services ...............................    5.4%
     Telecommunications .....................    4.3%
     Trade ..................................    0.4%
     Transportation .........................    0.3%
     Utilities ..............................    0.8%
     Cash, short-term instruments and
       other assets, less liabilities .......    3.7%
                                               ------
     Total net assets .......................  100.0%
                                               ======

                           SEE ACCOMPANYING NOTES.

STATEMENTS OF NET ASSETS
DECEMBER 31, 1996

SERIES E (HIGH GRADE INCOME)

PRINCIPAL
AMOUNT OR
 NUMBER                                                                 MARKET
OF SHARES   PREFERRED STOCK                                             VALUE
--------------------------------------------------------------------------------
            ELECTRIC & GAS COMPANIES - 0.3%
    15,900  Georgia Power Capital Trust, $1.9375 ...............      $397,500

            CORPORATE BONDS
            ---------------------------

            AIR TRANSPORTATION - 3.7%
$2,500,000  Southwest Airlines Company, 7.875% - 2007 ..........     2,646,875
$1,800,000  United Airlines, 11.21% - 2014 .....................     2,335,500
                                                                  ------------
                                                                     4,982,375

            BANKS - 14.2%
            ABN AMRO Bank NV,
$1,000,000    7.55% - 2006 .....................................     1,036,250
$1,500,000    7.30% - 2026 .....................................     1,428,750
$2,750,000  Abbey National PLC, 6.69% - 2005 ...................     2,698,438
$2,000,000  BCH Cayman Islands, Ltd., 7.70% - 2006 .............     2,065,000
$3,000,000  Bank of America, 9.70% - 2000 ......................     3,296,250
$3,500,000  Bank of New York, Inc., 6.50% - 2003 ...............     3,438,750
$2,000,000  Malayan Bank of New York, 7.125% - 2005 ............     1,987,500
$3,150,000  Santander Financial Issuances, Ltd., 7.00% - 2006 ..     3,130,313
                                                                  ------------
                                                                    19,081,251

            BROKERS, DEALERS & SERVICES - 6.0%
$3,250,000  Lehman Brothers, Inc., 7.25% - 2003 ................     3,266,250
$5,000,000  Morgan Stanley Group, Inc., 7.25% - 2023 ...........     4,756,250
                                                                  ------------
                                                                     8,022,500

            CABLE SYSTEMS  - 5.0%
$3,100,000  Rogers Cablesystems, Ltd, 9.625% - 2002 ............     3,247,250
$2,000,000  TCI, 7.875% - 2013 .................................     1,825,000
$1,750,000  Viacom, Inc., 8.00% - 2006 .........................     1,701,875
                                                                  ------------
                                                                     6,774,125

            CONSUMER GOODS & SERVICES - 5.5%
$1,500,000  Semi-Tech Corporation, 0% - 2003(1) ................       986,250
$1,500,000  Nike, Inc., 6.375% - 2003 ..........................     1,471,875
$5,000,000  Sears Roebuck Acceptance Corporation, 6.41% - 2001 .     4,943,750
                                                                  ------------
                                                                     7,401,875

            ELECTRONICS - 2.5%
$3,300,000  Pioneer Standards Electronics, Inc., 8.50% - 2006 ..     3,357,750

            ENTERTAINMENT - 4.2%
$2,000,000  Harrah's Operating Company, Inc. 8.75% - 2000 ......    $2,042,500
 1,250,000  Showboat, Inc., 13.50% - 2003 ......................     1,378,125
 2,200,000  Station Casinos, Inc., 10.125% - 2006 ..............     2,205,500
                                                                  ------------
                                                                     5,626,125

            FINANCE - 0.7%
 1,000,000  Countrywide Capital, 8.00% - 2026 ..................       987,500

            FOOD & BEVERAGES - 4.4%
 1,750,000  Chiquita Brands International, Inc., 10.25% - 2006 .     1,863,750
 1,500,000  Coca-Cola Enterprises, Inc., 6.70% - 2036(5) .......     1,515,000
   400,000  FEMSA Fomento Economico Mexicano SA, 9.50% - 1997 ..       405,500
 2,000,000  Panamerican Beverages, Inc., 8.125% - 2003 .........     2,050,000
                                                                  ------------
                                                                     5,834,250

            FUNERAL HOMES - 1.7%
 2,250,000  Loewen Group International, Inc., 8.25% - 2003 .....     2,278,125

            INSURANCE - 3.4%
 1,750,000  American RE Corporation, 7.45% - 2026 ..............     1,747,813
 2,700,000  Home Holdings, Inc., 7.75% - 1998 ..................     1,188,000
 1,650,000  Travelers Capital Trust, 7.75% - 2036 ..............     1,600,500
                                                                  ------------
                                                                     4,536,313

            MEDIA - 1.8%
 2,250,000  Time Warner, Inc., 9.125% - 2013 ...................     2,421,563

            MISCELLANEOUS - 1.3%
 1,750,000  Securitized Asset Sales, Inc., 7.50% - 2025 CMO ....     1,750,154

            MOTOR VEHICLES & EQUIPMENT - 5.3%
 4,000,000  Chrysler-Auburn Hills Trust, 12.00% - 2020 .........     6,035,000
 1,000,000  Ford Motor Company, 7.25% - 2008 ...................     1,010,000
                                                                  ------------
                                                                     7,045,000

            NATURAL GAS COMPANIES - 1.0%
 1,300,000  El Paso Natural Gas Company, 6.75% - 2003 ..........     1,290,250

            OIL & GAS COMPANIES - 1.2%
 1,500,000  Seagull Energy Corporation, 8.625% - 2005 ..........     1,556,250

                           SEE ACCOMPANYING NOTES.

STATEMENTS OF NET ASSETS
DECEMBER 31, 1996

SERIES E (HIGH GRADE INCOME)

PRINCIPAL                                                               MARKET
 AMOUNT     CORPORATE BONDS (CONTINUED)                                 VALUE
--------------------------------------------------------------------------------
            PAPER & LUMBER PRODUCTS - 1.4%
$1,750,000  Domtar, Inc., 9.50% - 2016 .........................    $1,920,625

            PUBLISHING & PRINTING - 2.5%
   625,000  Golden Books Publishing, Inc. 7.65% - 2002 .........       564,063
 2,700,000  Valassis Inserts, Inc., 9.375% - 1999 ..............     2,781,000
                                                                  ------------
                                                                     3,345,063

            REAL ESTATE - 1.5%
 1,000,000  Chelsea GCA Realty, Inc., 7.75% - 2001 .............     1,021,250
 1,000,000  Simon DeBartolo Group Ltd., 6.875% - 2006 ..........       972,500
                                                                  ------------
                                                                     1,993,750

            SANITARY SERVICES - 1.5%
 2,000,000  Waste Management, 7.10% - 2026(5) ..................     2,060,000

            STEEL & METAL PRODUCTS - 1.0%
 1,250,000  AK Steel Corporation, 10.75% - 2004 ................     1,362,500

            TOBACCO PRODUCTS - 0.5%
   675,000  Dimon, Inc., 8.875% - 2006 .........................       706,219

            TRANSPORTATION - 0.8%
 1,000,000  Union Pacific Resources Group, Inc., 7.50% - 2026 ..     1,017,500
                                                                  ------------

            Total corporate bonds - Series E - 71.1% ...........    95,351,063



            GOVERNMENT AND GOVERNMENT AGENCY SECURITIES
            -------------------------------------------
            CANADIAN GOVERNMENT AGENCIES - 0.4%
   500,000  British Columbia Province, 6.50% - 2026 ............       463,750

            U.S. GOVERNMENT AGENCIES - 12.0%
            Federal Home Loan Mortgage Corporation,
 3,000,000    8.82% - 2004(1) ..................................     3,055,350
 1,000,000    8.00% - 2006 CMO .................................     1,052,143
 1,127,896    8.80% - 2020 CMO .................................     1,152,979
 3,250,000    9.00% - 2020 CMO .................................     3,306,373
 1,250,000    6.50% - 2021 CMO .................................     1,139,582
   661,027    7.00% - 2022 CMO .................................       588,365

            Federal National Mortgage Association,
 1,700,000    0% - 2004(1) .....................................     1,668,363
 1,700,000    6.75% - 2021 CMO .................................     1,677,952
 1,000,000    8.00% - 2021 CMO .................................     1,022,942

PRINCIPAL
AMOUNT OR
 NUMBER     GOVERNMENT AND GOVERNMENT                                   MARKET
OF SHARES   AGENCY SECURITIES (CONTINUED)                               VALUE
--------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCIES (CONTINUED)

            Government National Mortgage Association,
  $444,212    9.50% - 2009 .....................................      $476,707
  $379,788    9.50% - 2020 .....................................       405,711
  $556,928    9.00% - 2021 .....................................       584,511
                                                                  ------------
                                                                    16,130,978

            U.S. GOVERNMENT SECURITIES - 7.5%
$5,000,000  U.S. Treasury Bonds, 6.50% - 2006 ..................     5,025,000

            U.S. Treasury Notes,
$3,000,000    5.625% - 1998 ....................................     2,986,170
$2,000,000    5.75% - 1998 .....................................     1,994,780
                                                                  ------------
                                                                    10,005,950
                                                                  ------------

            Total government and government agency securities -
              Series E - 19.9% .................................    26,600,678
                                                                  ------------
            Total investments - Series E - 91.3% ...............   122,349,241
            Cash and other assets, less liabilities -
              Series E - 8.7% ..................................    11,691,870
                                                                  ------------
            Total net assets - Series E - 100.0% ...............  $134,041,111
                                                                  ============

                          SERIES J (EMERGING GROWTH)

            COMMON STOCKS
            --------------------------------
            ADVERTISING - 1.1%
    35,500  Omnicom Group, Inc. ................................    $1,624,125

            BANKS & TRUSTS - 1.3%
    30,000  State Street Boston Corporation ....................     1,935,000

            BIOTECHNOLOGY - 2.4%
    21,000  Amgen, Inc.* .......................................     1,141,875
    32,800  Biogen, Inc.* ......................................     1,271,000
    31,000  Centocor, Inc.* ....................................     1,108,250
                                                                  ------------
                                                                     3,521,125

            BROKERAGE - 2.1%
    95,500  Schwab (Charles) Corporation .......................     3,056,000

            BUSINESS SERVICES - 4.5%
    33,500  APAC Teleservices, Inc.* ...........................     1,285,563
    22,000  Cintas Corporation .................................     1,292,500
    49,000  Concord EFS, Inc.* .................................     1,384,250
    40,625  HA-LO Industries, Inc.* ............................     1,117,188
    29,500  Paychex, Inc. ......................................     1,517,406
                                                                  ------------
                                                                     6,596,907

                           SEE ACCOMPANYING NOTES.

STATEMENTS OF NET ASSETS
DECEMBER 31, 1996

SERIES J (EMERGING GROWTH) (CONTINUED)

 NUMBER                                                                 MARKET
OF SHARES   COMMON STOCKS (CONTINUED)                                   VALUE
--------------------------------------------------------------------------------
            CHEMICALS - SPECIALTY - 2.0%
    34,500  Praxair, Inc. ......................................    $1,591,313
    23,000  Sigma-Aldrich ......................................     1,436,062
                                                                  ------------
                                                                     3,027,375

            COMMUNICATIONS - EQUIPMENT - 6.1%
    23,000  Ascend Communications, Inc.* .......................     1,428,875
    27,200  Aspect Telecommunications* .........................     1,727,200
    31,500  Checkpoint Systems, Inc. ...........................       779,625
    36,000  DSP Communications, Inc.* ..........................       697,500
    61,000  Tellabs, Inc.* .....................................     2,295,125
    30,100  U.S. Robotics Corporation* .........................     2,167,200
                                                                  ------------
                                                                     9,095,525

            COMPUTER SOFTWARE - 17.0%
    47,000  BMC Software, Inc.* ................................     1,944,625
    18,000  CBT Group PLC-ADR* .................................       976,500
    36,250  Cadence Design Systems, Inc.* ......................     1,440,938
    49,000  Cambridge Technology Partners, Inc.* ...............     1,644,562
    33,000  Clarify, Inc.* .....................................     1,584,000
    52,000  Cognos, Inc.* ......................................     1,462,500
    17,500  Electronics for Imaging, Inc.* .....................     1,439,375
    32,000  HBO & Company ......................................     1,900,000
    32,250  McAfee Associates* .................................     1,419,000
    42,000  Pairgain Technologies, Inc.* .......................     1,278,375
    47,000  Parametric Technology Corporation* .................     2,414,625
    42,000  Peoplesoft, Inc.* ..................................     2,013,375
    34,000  Project Software & Development* ....................     1,440,750
    10,000  Rational Software Corporation* .....................       395,625
    17,000  Remedy Corporation* ................................       913,750
    26,500  Veritas Software Corporation* ......................     1,318,375
    35,500  Viasoft, Inc.* .....................................     1,677,375
                                                                  ------------
                                                                    25,263,750

            COMPUTER SYSTEMS - 2.5%
    45,500  Dell Computer Corporation* .........................     2,417,188
    30,000  SCI Systems, Inc.* .................................     1,338,750
                                                                  ------------
                                                                     3,755,938

            CONSUMER SERVICES - 1.5%
    31,000  Apollo Group, Inc.* ................................     1,036,563
    35,000  Stewart Enterprises, Inc. (CL. A) ..................     1,190,000
                                                                  ------------
                                                                     2,226,563

            CONSUMER STAPLES - 1.0%
    57,000  Rexall Sundown, Inc.* ..............................     1,549,688

            ENTERTAINMENT - 3.1%
    47,000  Circus Circus Enterprises, Inc.* ...................     1,615,625
    64,000  International Game Technology ......................     1,168,000
    83,000  Mirage Resorts, Inc.* ..............................     1,794,875
                                                                  ------------
                                                                     4,578,500

            FINANCIAL SERVICES - 1.7%
    37,000  Franklin Resources, Inc. ...........................    $2,529,875

            HEALTH CARE - HMO - 0.5%
    13,400  Oxford Health Plans* ...............................       784,738

            HEALTH CARE - 4.1%
    43,500  Cardinal Health, Inc. ..............................     2,533,875
    28,500  OccuSystems, Inc.* .................................       769,500
    49,000  Omnicare, Inc. .....................................     1,574,125
    17,500  Quintiles Transnational Corporation* ...............     1,159,375
                                                                  ------------
                                                                     6,036,875

            HOSPITAL SUPPLIES/MANAGEMENT - 1.5%
    59,000  Healthsouth Corporation* ...........................     2,278,875

            HOTEL/MOTEL - 1.0%
    25,500  HFS, Inc.* .........................................     1,523,625

            INSURANCE - 3.6%
    55,250  AFLAC, Inc. ........................................     2,361,938
    66,000  SunAmerica, Inc. ...................................     2,928,750
                                                                  ------------
                                                                     5,290,688

            MANUFACTURING - 1.3%
    23,500  Illinois Tool Works ................................     1,877,062

            MEDICAL PRODUCTS - 1.8%
    27,000  Guidant Corporation ................................     1,539,000
    44,500  Hologic, Inc.* .....................................     1,101,375
                                                                  ------------
                                                                     2,640,375

            OFFICE EQUIPMENT & SUPPLIES - 0.7%
    38,500  Viking Office Products, Inc.* ......................     1,027,468

            OIL & GAS DRILLING - 0.7%
    23,000  Noble Affiliates, Inc. .............................     1,101,125

            OIL & GAS EQUIPMENT & SERVICES - 4.4%
    33,000  Ensco International, Inc.* .........................     1,600,500
    78,500  Global Marine, Inc.* ...............................     1,619,062
    18,500  Smith International, Inc.* .........................       830,187
    28,500  Tidewater, Inc. ....................................     1,289,625
    13,000  Transocean Offshore, Inc. ..........................       814,125
    15,000  Varco International, Inc.* .........................       346,875
                                                                  ------------
                                                                     6,500,374

            OIL & GAS EXPLORATION - 2.4%
    21,100  Anadarko Petroleum Corporation .....................     1,366,225
    42,000  Sonat, Inc. ........................................     2,163,000
                                                                  ------------
                                                                     3,529,225

            PACKAGING & CONTAINERS - 0.6%
    21,500  Sealed Air Corporation* ............................       894,937



                           SEE ACCOMPANYING NOTES.

STATEMENTS OF NET ASSETS
DECEMBER 31, 1996

SERIES J (EMERGING GROWTH) (CONTINUED)

 NUMBER                                                                 MARKET
OF SHARES   COMMON STOCKS (CONTINUED)                                   VALUE
--------------------------------------------------------------------------------
            PHARMACEUTICALS - 3.2%
    67,000  Dura Pharmaceuticals, Inc.* ........................    $3,199,250
    32,000  Jones Medical Industries, Inc. .....................     1,172,000
     9,500  Medicis Pharmaceuticals Corporation ................       418,000
                                                                  ------------
                                                                     4,789,250

            POLLUTION CONTROL - 1.9%
    49,750  United States Filter Corporation* ..................     1,579,563
    36,000  United Waste Systems, Inc.* ........................     1,237,500
                                                                  ------------
                                                                     2,817,063

            RESTAURANTS - 2.0%
    50,500  Landry's Seafood Restaurants* ......................     1,079,438
    22,000  Outback Steakhouse, Inc.* ..........................       588,500
    38,250  Papa John's International, Inc.* ...................     1,290,938
                                                                  ------------
                                                                     2,958,876

            RETAIL - 5.8%
    32,500  Bed Bath & Beyond, Inc.* ...........................       788,125
    19,500  CDW Computer Centers, Inc.* ........................     1,156,594
    30,250  Consolidated Stores Corporation ....................       971,781
    37,500  Dollar General Corporation .........................     1,200,000
    42,000  Kohl's Corporation* ................................     1,648,500
    16,500  Nine West Group, Inc.* .............................       765,187
    80,250  Staples, Inc.* .....................................     1,449,515
    17,500  Tiffany & Company ..................................       640,937
                                                                  ------------
                                                                     8,620,639

            SEMI-CONDUCTORS - 7.2%
    22,500  Altera Corporation* ................................     1,635,469
    57,000  Analog Devices, Inc.* ..............................     1,930,875
    44,500  Atmel Corporation* .................................     1,474,062
    42,000  KLA Instruments Corporation* .......................     1,491,000
    34,000  Linear Technology Corporation ......................     1,491,750
    25,000  Novellus Systems, Inc.* ............................     1,354,687
    37,000  Xilinx, Inc.* ......................................     1,362,062
                                                                  ------------
                                                                    10,739,905

            TELECOMMUNICATIONS - 0.7%
    43,500  360 Communications Company* ........................     1,005,938

            TEXTILES - APPAREL - 1.5%
    27,000  Jones Apparel Group, Inc. ..........................     1,009,125
    23,500  Tommy Hilfiger Corporation* ........................     1,128,000
                                                                  ------------
                                                                     2,137,125

            TRANSPORTATION - 0.6%
    28,000  Illinois Central Corporation .......................       896,000
                                                                  ------------
            Total common stocks - Series J - 91.8% .............   136,210,534
            Cash and other assets, less liabilities -
              Series J - 8.2% ..................................    12,210,754
                                                                  ------------
            Total net assets - Series J - 100.0% ...............  $148,421,288
                                                                  ============

                      SERIES K (GLOBAL AGGRESSIVE BOND)

PRINCIPAL                                                               MARKET
 AMOUNT     GOVERNMENT OBLIGATIONS                                      VALUE
--------------------------------------------------------------------------------
            ARGENTINA - 2.5%
  $500,000  Republic of Argentina, 5.25% - 2023 ................      $315,625

            AUSTRALIA - 6.8%
   400,000  Commonwealth of Australia, 9.00% - 2004(2) .........       349,240
   700,000  New South Wales Treasury Corporation,
              6.50% - 2006(2) ..................................       514,974
                                                                  ------------
                                                                       864,214

            BRAZIL - 4.8%
  $826,027  Government of Brazil C, 4.50% - 2014 ...............       610,487

            COSTA RICA - 1.9%
  $300,000  Banco Costa Rica, 6.25% - 2010 .....................       238,500

            DOMINICAN REPUBLIC - 3.3%
  $550,000  Central Bank of Dominican Republic, 6.375% - 2024 ..       419,375

            GREECE - 3.9%
120,000,000 Hellenic Republic, 14.00% - 2003(2) ................       493,259

            HUNGARY - 2.0%
40,000,000  Government of Hungary, 21.00% - 1999(2) ............       252,496

            JORDAN - 4.6%
$1,000,000  Kingdom of Jordan, 4.00% - 2023 ....................       592,500

            NEW ZEALAND - 3.6%
   650,000  New Zealand Government, 6.50% - 2000(2) ............       452,679

            POLAND - 4.3%
 1,675,000  Government of Poland, 16.00% - 1998(2) .............       551,889

            PORTUGAL - 8.0%
            Obrig Do Tes Medio Prazo,
45,000,000    11.875% - 2000(2) ................................       337,263
80,000,000    11.875% - 2005(2) ................................       675,533
                                                                  ------------
                                                                     1,012,796

            SOUTH AFRICA - 2.1%
   600,000  Electricity Supply Commission, 11.00% - 2008(2) ....        93,913
 1,000,000  Republic of South Africa, 12.00% - 2005(2) .........       174,846
                                                                  ------------
                                                                       268,759

            SPAIN - 2.9%
40,000,000  Bonos Y Oblig Del Estado, 10.15% - 2006(2) .........       375,322
                                                                  ------------
            Total government obligations - Series K - 50.7% ....     6,447,901

                           SEE ACCOMPANYING NOTES.

STATEMENTS OF NET ASSETS
DECEMBER 31, 1996

SERIES K (GLOBAL AGGRESSIVE BOND) (CONTINUED)

PRINCIPAL                                                               MARKET
 AMOUNT     CORPORATE BONDS                                             VALUE
--------------------------------------------------------------------------------

            CANADA - 8.3%
  $500,000  CHC Helicopter, 11.50% - 2002 ......................      $512,500
   500,000  Roger's Communication, Inc., 10.50% - 2006(2) ......       380,804
   200,000  Stelco, Inc., 10.40% - 2009(2) .....................       172,465
                                                                  ------------
                                                                     1,065,769

            CZECH REPUBLIC - 4.0%
 6,000,000  CEZ, a.s., 11.30% - 2005(2) ........................       222,741
 7,700,000  Skofin, S.R.O., a.s., 11.625% - 1998(2) ............       284,211
                                                                  ------------
                                                                       506,952

            DENMARK - 8.8%
 3,500,000  Nykredit, 7.00% - 2026(2) ..........................       558,620
 3,500,000  Realkredit Danmark, 7.00% - 2026(2) ................       556,128
                                                                  ------------
                                                                     1,114,748

            THAILAND - 3.1%
 9,500,000  Italian-Thai Development Company, 12.50% - 2005(2) .       398,952

            UNITED STATES - 3.5%
  $250,000  Chiquita Brands International, Inc., 10.25% - 2006 .       267,500
  $241,896  Residential Asset Securitization Trust, 7.50% - 2011       176,688
                                                                  ------------
                                                                       444,188
                                                                  ------------
            Total corporate bonds - Series K - 27.7% ...........     3,530,609


            SHORT-TERM INVESTMENTS
            ---------------------------------------
            GREECE - 3.0%
            Hellenic Treasury Bills,
75,000,000    0%, 01-31-97(2) ..................................       301,025
25,000,000    0%, 05-31-97(2) ..................................        96,477
                                                                  ------------
                                                                       397,502

            INDONESIA - 7.2%
1,000,000,000  Asia Pulp & Paper, 0%, 04-29-972 ................       403,193
1,200,000,000  Chase Manhattan Bank Time Deposit,
                 14.00%, 1-16-97(2) ............................       507,936
                                                                  ------------
                                                                       911,129

            SLOVAKIA - 3.7%
15,000,000  European Bank for Research & Development,
              12.50%, 08-19-97(2) ..............................       469,534

            UNITED STATES - 3.7%
  $500,000  U.S. Treasury Bills, 5.20%, 12-11-97 ...............       475,080
                                                                  ------------
            Total short-term investments - Series K - 17.6% ....     2,253,245
                                                                  ------------
            Total investments - Series K - 96.1% ...............   $12,231,755

            WRITTEN OPTIONS - (0.1%)
  $826,027  Call Option on Government of Brazil C Bond, strike
              price 72.75 USD - January 1997 (premium $9,147) ..       (17,937)

            Cash and other assets, less liabilities -
              Series K - 4.0% ..................................       506,077
                                                                  ------------
            Total net assets - Series K - 100.0% ...............   $12,719,895
                                                                  ============

                   SERIES M (SPECIALIZED ASSET ALLOCATION)

            CORPORATE BONDS
            ------------------------
            AIRLINES - 0.3%
   $100,000 United Airlines, Inc., 9.35% - 2016 .................     $111,869

            BANKS & CREDIT - 0.6%
   250,000  NationsBank Corporation, 7.25% - 2025 ..............       240,938

            BROKERAGE - 0.7%
   250,000  Merrill Lynch & Company, Inc., 8.00% - 2007 ........       266,562

            COMMUNICATIONS - 0.2%
    40,000  News American Holdings, 8.625% - 2003 ..............        43,200
    40,000  TCI Communications, Inc., 8.00% - 2005 .............        39,100
                                                                  ------------
                                                                        82,300
            FINANCIAL SERVICES - 0.3%
   125,000  MCN Investment Corporation, 6.32% - 2003 ...........       122,500

            INDUSTRIAL SERVICES - 1.8%
   200,000  Martin Marietta Technology, 7.375% - 2013 ..........       200,000
   500,000  Sears Roebuck Acceptance, 6.70% - 2006 .............       488,125
                                                                  ------------
                                                                       688,125

            PETROLEUM - 0.3%
   110,000  Occidental Petroleum Corporation, 6.24% - 2000 .....       108,625

            TRANSPORTATION - NON RAIL - 1.3%
   500,000  Airborn Freight Corporation, 7.35% - 2005 ..........       493,125
                                                                  ------------
            Total corporate bonds - Series M - 5.5% ............     2,114,044

                           SEE ACCOMPANYING NOTES.

STATEMENTS OF NET ASSETS
DECEMBER 31, 1996

SERIES M (SPECIALIZED ASSET ALLOCATION) (CONTINUED)

 NUMBER                                                                 MARKET
OF SHARES   COMMON STOCK                                                VALUE
--------------------------------------------------------------------------------
            AUTO PARTS & SUPPLIES - 2.8%
    10,100  Arvin Industries, Inc. .............................      $249,975
     6,800  Dana Corporation ...................................       221,850
     3,100  Eaton Corporation ..................................       216,225
     3,000  Modine Manufacturing Company .......................        80,250
    14,100  Simpson Industries .................................       153,558
     3,900  Standard Products Company ..........................        99,450
     3,200  Walbro Corporation .................................        58,400
                                                                  ------------
                                                                     1,079,708

            BROADCAST MEDIA - 2.5%
     4,000  A.H. Belo Corporation ..............................       139,500
     2,000  Chris-Craft Industries, Inc. .......................        83,750
     1,200  TCI Satellite Entertainment, Inc. ..................        11,850
    12,000  Tele-Communications, Inc.* .........................       156,750
     5,000  Time Warner, Inc. ..................................       187,500
    10,000  U.S. West Media Group* .............................       185,000
     6,000  Viacom, Inc.* ......................................       207,000
                                                                  ------------
                                                                       971,350

            BUILDING MATERIALS - 3.6%
     4,200  Ameron International Corporation ...................       216,825
       500  Armstrong World Industries, Inc. ...................        34,750
     3,050  Butler Manufacturing Company .......................       123,525
     8,100  Crane Company ......................................       234,900
     6,500  Jacobs Engineering Group* ..........................       153,563
    16,500  Schuller Corporation ...............................       175,312
    10,000  TJ International, Inc. .............................       232,500
     9,500  Thomas Industries, Inc. ............................       198,313
                                                                  ------------
                                                                     1,369,688

            COMPUTER SYSTEMS - 4.2%
    10,000  American Power Conversion Corporation* .............       272,500
     4,000  Compaq Computer Corporation* .......................       297,000
     4,200  Dell Computer Corporation* .........................       223,125
     1,800  Hewlett-Packard Company ............................        90,450
     1,200  International Business Machines Corporation ........       181,200
     1,000  Quantum Corporation* ...............................        28,625
     4,300  SCI Systems, Inc.* .................................       191,888
     7,000  Sun Microsystems, Inc.* ............................       179,812
     9,100  Tandem Computers, Inc.* ............................       125,125
                                                                  ------------
                                                                     1,589,725

            ELECTRONICS - 3.7%
     5,000  Bell Industries* ...................................       106,875
     9,200  CTS Corporation ....................................       393,300
     8,400  Fluke (John) Manufacturing Company .................       374,850
     5,300  Harris Corporation .................................       363,713
    10,000  Zero Corporation ...................................       200,000
                                                                  ------------
                                                                     1,438,738

            MACHINERY - 4.0%
       600  Applied Power, Inc. ................................       $23,775
     3,000  Bearings, Inc. .....................................        83,625
     1,600  Briggs & Stratton Corporation ......................        70,400
     2,400  Donaldson Company, Inc. ............................        80,400
     3,200  Dover Corporation ..................................       160,800
     4,200  Duriron Company, Inc. ..............................       113,925
     4,500  GATX Corporation ...................................       218,250
     3,000  Goulds Pumps, Inc. .................................        68,813
     5,650  Graco, Inc. ........................................       138,425
     2,100  Kaydon Corporation .................................        98,962
     3,200  Lindsay Manufacturing Company ......................       149,600
     4,300  Parker-Hannifin Corporation ........................       166,625
     4,700  Trinova Corporation ................................       170,962
                                                                  ------------
                                                                     1,544,562

            MINING & METALS - 2.4%
     9,500  Asarco, Inc. .......................................       236,313
    10,300  Ashland Coal, Inc. .................................       285,825
     6,800  Brush Wellman, Inc. ................................       111,350
     2,000  Handy & Harman .....................................        35,000
     3,500  Phelps Dodge Corporation ...........................       236,250
                                                                  ------------
                                                                       904,738

            RECREATION - 3.6%
    12,400  Brunswick Corporation ..............................       297,600
    11,300  Callaway Golf Company ..............................       324,875
     5,200  Harcourt General, Inc. .............................       239,850
     4,100  Harley Davidson, Inc. ..............................       192,700
     8,600  King World Productions, Inc.* ......................       317,125
                                                                  ------------
                                                                     1,372,150

            RESTAURANTS - 2.5%
     3,000  Applebees International, Inc. ......................        82,500
     3,500  CKE Restaurants, Inc. ..............................       126,000
     9,000  International Dairy Queen, Inc.* ...................       180,000
     8,000  Luby's Cafeterias, Inc. ............................       159,000
    10,000  Ruby Tuesday, Inc.* ................................       185,000
    20,000  Ryan's Family Steak House, Inc.* ...................       137,500
     5,000  Wendy's International, Inc. ........................       102,500
                                                                  ------------
                                                                       972,500
            STEEL - 2.2%
     2,600  Carpenter Technology Corporation ...................        95,225
     3,100  Cleveland Cliffs, Inc. .............................       140,662
     6,000  Commercial Metals Company ..........................       180,750
     8,500  Oregon Steel Mills, Inc. ...........................       142,375
     8,200  Quanex Corporation .................................       224,475
     5,200  Steel Technologies, Inc. ...........................        68,900
                                                                  ------------
                                                                       852,387

                           SEE ACCOMPANYING NOTES.

STATEMENTS OF NET ASSETS
DECEMBER 31, 1996

SERIES M (SPECIALIZED ASSET ALLOCATION) (CONTINUED)

PRINCIPAL
AMOUNT OR
 NUMBER                                                                 MARKET
OF SHARES   COMMON STOCKS (CONTINUED)                                   VALUE
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - 2.3%
     2,400  Ameritech Corporation ..............................      $145,500
     2,000  Bell Atlantic Corporation ..........................       129,500
     2,900  BellSouth Corporation ..............................       117,087
     3,100  GTE Corporation ....................................       141,050
     1,000  Nynex Corporation ..................................        48,125
     1,200  Pacific Telesis Group ..............................        44,100
     2,500  Southern New England Telecommunications ............        97,187
     3,400  Sprint Corporation .................................       135,575
       366  360 Communications Company* ........................         8,464
                                                                  ------------
                                                                       866,588
                                                                  ------------
            Total common stocks - Series M - 33.8% .............    12,962,134

            GOVERNMENT & GOVERNMENT AGENCY SECURITIES
            -----------------------------------------

            U.S. GOVERNMENT AGENCIES - 11.5%
            Federal Home Loan Mortgage Corporation,
   $63,206    6.0% - 2006 ......................................        61,130
  $250,000    7.0% - 2020 ......................................       246,438
  $100,000    7.0% - 2021 ......................................        97,472
            Federal National Mortgage Association,
$3,000,000    5.25% - 3-21-97 ..................................     2,964,840
   189,222    6.5% - 2008 ......................................       172,175
  $392,755    6.5% - 2018 ......................................       375,934
  $170,000    6.95% - 2020 .....................................       163,166
  $160,000    7.5% - 2020 ......................................       159,509
  $150,000    8.8% - 2025 ......................................       156,656
   $90,000  Financing Corporation, 0% - 2010 ...................        33,693
                                                                  ------------
                                                                     4,431,013

            U.S. GOVERNMENT SECURITIES - 3.2%
  $775,000  U.S. Treasury Bond, 6.0% - 2026 ....................       705,343
            U.S. Treasury Notes,
  $375,000    6.38% - 2002 .....................................       377,622
  $100,000    5.875% - 2005 ....................................        96,415
   $50,000    6.5% - 2005 ......................................        50,315
                                                                  ------------
                                                                     1,229,695
                                                                  ------------
            Total U.S. government & government agencies -
              Series M - 14.7% .................................     5,660,708

 NUMBER     REAL ESTATE                                                 MARKET
OF SHARES   INVESTMENT TRUSTS                                           VALUE
--------------------------------------------------------------------------------
    14,600  BRE Properties, Inc. ...............................      $361,350
    15,200  Federal Realty Investment Trust ....................       412,300
     9,400  First Union Real Estate Investment Trust ...........       115,150
     4,400  HRE Properties .....................................        79,200
     5,354  Homestead Village, Inc.* ...........................        97,041
     3,592  Homestead Village, Inc. Warrants ...................        29,185
     5,100  MGI Properties, Inc. ...............................       112,200
    25,700  New Plan Realty Trust ..............................       652,138
     3,900  Pennsylvania Real Estate Investment Trust ..........        95,062
     5,000  Santa Anita Realty Enterprises, Inc. ...............       131,250
    32,600  Security Capital Pacific Trust .....................       745,725
    26,100  United Dominion Realty Trust .......................       404,550
    14,100  Washington Real Estate Investment Trust ............       246,750
    11,800  Weingarten Realty Investors ........................       479,375
                                                                  ------------

            Total real estate investment trusts -
              Series M - 10.3% .................................     3,961,276

            FOREIGN STOCKS
            --------------------------------------

            BELGIUM - 6.6%
        50  Bekaert SA .........................................        31,718
       600  Cementbedrijven Cimenteries ........................        54,495
     1,550  Delhaize - Le Lion .................................        91,982
     1,900  Electrabel .........................................       449,212
     1,750  Fortis AG ..........................................       280,423
       900  Gevaert Photo Productions ..........................        62,334
       700  Groupe Bruxelles Lambert ...........................        90,022
     1,050  Kredietbank ........................................       343,780
     1,050  Petrofina SA .......................................       333,863
       650  Royale Belgium .....................................       134,033
       500  Solvay SA ..........................................       305,766
       700  Tractebel Investment International .................       325,599
       500  Union Miniere* .....................................        33,843
                                                                  ------------
                                                                     2,537,070

            GERMANY - 6.8%
       214  Allianz AG Holding .................................       384,645
     6,419  BASF AG ............................................       245,746
     4,365  Bayer AG ...........................................       176,882
     1,198  Continental AG .....................................        21,649
     5,050  Daimler-Benz AG* ...................................       345,709
        86  Degussa AG .........................................        39,063
     4,108  Deutsche Bank AG ...................................       191,391
     7,189  Dresdner Bank AG ...................................       214,582

                           SEE ACCOMPANYING NOTES.

STATEMENTS OF NET ASSETS
DECEMBER 31, 1996

SERIES M (SPECIALIZED ASSET ALLOCATION) (CONTINUED)

 NUMBER                                                                 MARKET
OF SHARES   FOREIGN STOCKS (CONTINUED)                                  VALUE
--------------------------------------------------------------------------------
            GERMANY, CONTINUED
        43  Friedrich Grohe AG-Vorzugsak .......................       $11,998
       471  Heidelberger Zement AG .............................        37,959
     1,070  Hochtief AG ........................................        42,005
        86  Linde AG ...........................................        52,177
     1,113  Merck KGAA .........................................        39,974
        43  Muenchener Rueckversicherungs-Gesellschaft AG ......       104,214
       428  Preussag AG ........................................        96,647
       728  SAP AG .............................................        99,437
     6,162  Siemens AG .........................................       285,567
     3,766  Veba AG ............................................       216,267
                                                                  ------------
                                                                     2,605,912

            HONG KONG - 3.1%
    14,000  Bank of East Asia ..................................        62,262
    16,000  Cathay Pacific Airways .............................        25,236
    16,000  Cheung Kong Holdings ...............................       142,211
    16,000  China Light & Power Company ........................        71,157
    36,000  Chinese Estates ....................................        40,026
     3,000  Dicksons Concept International .....................        11,248
     5,000  Elec & Eltek International Holdings ................         1,099
     5,591  Evergo China Holdings Limited* .....................           932
    10,000  Hong Kong & Shanghai Hotels ........................        18,875
    74,850  Hong Kong Telecommunications .......................       120,476
    17,000  Hong Kong & China Gas ..............................        32,857
    26,000  Hutchinson Whampoa Limited .........................       204,202
     4,000  Johnson Elect ......................................        11,067
     3,000  Kumagai Gumi .......................................         3,491
     3,000  Lai-Sun Garment International ......................         4,771
       500  Melco International Develop ........................           174
    27,000  Oriental Press Group ...............................        12,130
     5,000  Peregrine Investments Holdings .....................         8,565
     6,000  Shon Tak Holdings ..................................         3,995
    14,000  Sun Hung Kai Properties ............................       171,493
     5,000  Swire Pacific, Ltd. ................................        47,673
   105,000  Tai Cheung Holdings ................................        99,095
    11,000  Wing Lung Bank .....................................        74,660
                                                                  ------------
                                                                     1,167,695

            ITALY - 5.8%
    12,650  Assicurazioni Gererali .............................       239,189
     9,000  Banco Ambrosiano Vento .............................        21,605
    37,000  Banco Commerciale Italiane .........................        67,162
     2,500  Benetton Group SPA .................................        31,552
    37,500  Credito Italiano ...................................        41,088
    19,000  Edison SPA .........................................       119,961
    70,000  Fiat SPA ...........................................       211,312
    14,000  Fiat SPA-Private Preferred .........................        23,065
   115,977  Ina-Instituto Naz Assicuraz ........................       150,720
    12,500  Instituto Banc San Paolo Tori ......................        76,455
    11,441  Instituto Mobiliare Italiano .......................        97,818
    23,000  Mediobanca .........................................       123,811
    51,800  Montedison SPA* ....................................        35,226
    42,500  Olivetti Group* ....................................        14,954
    85,000  Pirelli PSA ........................................       157,366
     4,500  Ras-Riun Adriat Di Sicurta .........................        41,878
     4,000  Sirti SPA ..........................................        24,203
   138,200  Telecom Italia Mobile SPA ..........................       348,568
    27,614  Telecom Italia Mobile-DRNC .........................        39,319
    20,000  Telecom Italia-RNC .................................        38,935
   130,000  Telecom Italia-SPA .................................       336,863
                                                                  ------------
                                                                     2,241,050

            JAPAN - 9.0%
     7,000  Bank of Yokohama Limited ...........................        45,231
     6,000  Daiei, Inc. ........................................        45,748
         8  East Japan Railway Company .........................        35,909
       700  Fanuc ..............................................        22,374
     9,000  Fuji Bank, Ltd. ....................................       131,042
     1,000  Fuji Photo Film ....................................        32,911
     7,000  Fujitsu, Ltd. ......................................        65,133
     6,000  Furukawa Electric Company ..........................        28,379
     8,000  Hitachi Ltd. (Hit. Seisakusho) .....................        74,438
     6,000  Hokuriku Bank ......................................        29,362
     2,000  Honda Motor Company, Ltd. ..........................        57,034
     7,000  Industrial Bank of Japan ...........................       121,220
     1,000  Ito-Yokado Company, Ltd. ...........................        43,422
     3,000  Itoham Foods .......................................        18,558
     13,000  Japan Airlines* ....................................       68,881
     6,000  Japan Energy Corporation ...........................        16,283
    13,000  Kawasaki Heavy Industries ..........................        53,649
     1,000  KAO Corporation ....................................        11,631
     6,000  Komatsu, Ltd. ......................................        49,108
     2,000  Komori Corporation .................................        42,388
     2,000  Marui Company, Ltd. ................................        36,013
     8,000  Matsushita Electric Industrial Company, Ltd. .......       130,266
     9,000  Mitsubishi Corporation .............................        93,047
    11,000  Mitsubishi Heavy Industrial, Ltd. ..................        87,189
    12,000  Mitsubishi Materials Corporation ...................        48,385
     2,000  Mori Seiki .........................................        27,570
     2,000  NEC Corporation ....................................        24,123
     2,000  Nippon Comsys Corporation ..........................        22,745
    13,000  Nippon Oil Company, Ltd. ...........................        66,641
     3,000  Nippon Shokubai K.K. Company .......................        22,228
     3,000  Nippondenso Company, Ltd. ..........................        72,112
     6,000  Normura Securities Company, Ltd. ...................        89,946
    13,000  NSK Limited ........................................        78,625
     2,000  Onward Kashiyama Company, Ltd. .....................        28,086
     1,100  Oyo Corporation ....................................        47,670
     2,000  Sakura Bank, Ltd. ..................................        14,267
     1,000  Sankyo Company, Ltd. ...............................        28,259
     1,000  Secom ..............................................        60,395

                           SEE ACCOMPANYING NOTES.

STATEMENTS OF NET ASSETS
DECEMBER 31, 1996

SERIES M (SPECIALIZED ASSET ALLOCATION) (CONTINUED)

 NUMBER                                                                 MARKET
OF SHARES   FOREIGN STOCKS (CONTINUED)                                  VALUE
--------------------------------------------------------------------------------
            JAPAN, CONTINUED
       500  Sega Enterprises ...................................       $16,800
    10,000  Sekisui House, Ltd. ................................       101,663
    12,000  Shimizu Corporation ................................        89,429
     4,000  Shin-Etsu Chemical Company .........................        72,715
    11,000  Sumitiomo Bank .....................................       158,266
    18,000  Sumitomo Chemical Company ..........................        71,181
     7,000  Sumitomo Heavy Industries* .........................        21,229
     3,000  Sumitomo Marine & Fire .............................        18,609
     2,000  Taisho Pharmaceutical ..............................        47,041
    10,000  The Bank of Tokyo-Mitsubishi .......................       185,233
     7,000  Tokai Bank .........................................        72,973
     3,000  Tokyo Dome Corporation .............................        52,210
     8,500  Tokyo Electric Power ...............................       186,008
     2,000  Tokyo Style ........................................        27,914
    13,000  Tokyu Corporation ..................................        73,697
     1,000  Tostem Corporation .................................        27,570
     2,000  Toyoda Automatic Loom Works ........................        37,391
     6,000  Toyota Motor Corporation ...........................       172,137
    12,000  Yamaichi Securities ................................        53,244
                                                                  ------------
                                                                     3,455,578
                                                                  ------------

            Total foreign stocks - Series M - 31.3% ............    12,007,305

            FOREIGN WARRANTS
            ---------------------------
            HONG KONG - 0.0%
     1,500  Hong Kong and China Gas-Warrants 9-30-97 ...........           834
     1,000  Kumagai Gumi-Warrants 6-30-98 ......................           427
     5,700  Oriental Press Group-Warrants 10-02-98 .............           405
     1,000  Peregrine Investment Holdings-Warrants 5-15-98 .....           320
                                                                  ------------
            Total foreign warrants - Series M - 0.0% ...........         1,986

            TEMPORARY CASH INVESTMENTS
            -------------------------------------
   353,000  Vista Federal Money Market Fund ....................       353,000
                                                                  ------------
            Total temporary cash - Series M - 0.9% .............       353,000
                                                                  ------------
            Total investments - Series M - 96.5% ...............    37,060,453
            Cash & other assets, less liabilities - 3.5% .......     1,335,470
                                                                  ------------
            Total net assets - Series M - 100.0% ...............   $38,395,923
                                                                  ============


PRINCIPAL                                                               MARKET
 AMOUNT     CORPORATE BONDS                                             VALUE
--------------------------------------------------------------------------------
            AEROSPACE & DEFENSE - 0.2%
   $35,000  B.E. Aerospace, 9.875% - 2006 ......................       $36,531

            AUTO PARTS & SUPPLIES - 0.2%
    50,000  Speedy Muffler King, Inc., 10.875% - 2006 ..........        53,500

            BANKS & CREDIT - 0.4%
   100,000  Bankers Trust-NY, 7.25% - 2003 .....................       102,000

            BROADCAST MEDIA - 0.2%
    50,000  Young Broadcasting Corporation, 10.125% - 2005 .....        51,125

            CHEMICALS - SPECIALTY - 0.5%
    50,000  Agricultural Minerals & Chemicals, 10.75% - 2003 ...        53,312
    50,000  IMC Fertilizer Group, Inc., 9.45% - 2011 ...........        58,000
                                                                  ------------
                                                                       111,312

            ELECTRIC UTILITIES - 2.6%
    50,000  El Paso Electric Company, 8.90% - 2006 .............        52,125
   100,000  Florida Power & Light Company, 5.70% - 1998 ........        99,625
   140,000  Midwest Power System, 7.125% - 2003 ................       143,325
   100,000  Monongahela Power, 8.50% - 2022 ....................       106,125
    50,000  Southern California Edison, 6.50% - 2001 ...........        49,625
   110,000  Texas Utilities, 5.875% - 1998 .....................       109,587
    50,000  Wisconsin Electric Power, 5.875% - 1997 ............        50,000
                                                                  ------------
                                                                       610,412

            ENTERTAINMENT - 0.3%
    25,000  Six Flags Theme Parks, 0% - 2005(1) ................        23,469
    49,588  United Artists Theatre, 9.30% - 2016 ...............        46,117
                                                                  ------------
                                                                        69,586

            FINANCIAL SERVICES - 0.2%
    50,000  Trump Atlantic City, 11.25% - 2006 .................        49,375

            INDUSTRIAL SERVICES - 8.1%
    50,000  Allied Waste North America, 10.25% - 2006 ..........        52,625
   100,000  American Safety Razor Company, 9.875% - 2005 .......       105,875
    50,000  Building Materials Corporation, 0% - 2004(1) .......        43,250
    50,000  Chancellor Broadcasting, 9.375% - 2004 .............        50,750

                           SEE ACCOMPANYING NOTES.

STATEMENTS OF NET ASSETS
DECEMBER 31, 1996

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

PRINCIPAL                                                               MARKET
 AMOUNT     CORPORATE BONDS (CONTINUED)                                 VALUE
--------------------------------------------------------------------------------
            INDUSTRIAL SERVICES, CONTINUED
   $50,000  Coinmach Corporation, 11.75% - 2005 ................       $53,750
    80,000  Columbia/HCA Healthcare, 8.85% - 2007 ..............        90,200
    50,000  Communications & Power Industry, 12.00% - 2005 .....        55,750
    50,000  Consol Cigar, 10.50% - 2003 ........................        52,438
    50,000  Doane Products Company, 10.625% - 2006 .............        53,250
    50,000  Dominion Textile USA, 9.25% - 2006 .................        51,000
    50,000  Dual Drilling Company, 9.875% - 2004 ...............        54,188
    50,000  Freeport McMoran Resource Partners, LP, 7.00% - 2008        48,063
    50,000  Fundy Cable Ltd., 11.00% - 2005 ....................        53,000
    25,000  Gaylord Container Corporation, 12.75% - 2005 .......        27,438
    50,000  Hayes Wheels International, Inc., 11.00% - 2006 ....        54,250
    50,000  Haynes International, Inc., 11.625% - 2004 .........        52,625
    50,000  Herff Jones, Inc., 11.00% - 2005 ...................        53,875
    50,000  HMC Acquisition Properties, 9.00% - 2007 ...........        50,625
    50,000  Host Marriott Travel Plaza, 9.50% - 2005 ...........        52,125
    25,000  K & F Industries, 13.75% - 2001 ....................        26,312
    50,000  Kelley Oil & Gas Corporation, 10.375% - 2006 .......        51,875
    50,000  Lenfest Communications, 8.375% - 2005 ..............        48,375
    50,000  Loehmann's, Inc., 11.875% - 2003 ...................        52,375
    50,000  Owens & Minor, Inc., 10.875% - 2006 ................        53,625
    50,000  Petroleum Heat & Power, 12.25% - 2005 ..............        55,750
    50,000  Portola Packaging, Inc., 10.75% - 2005 .............        52,000
   100,000  Price/Costco, Inc., 7.125% - 2005 ..................       100,000
   100,000  Raytheon Company, 6.5% - 2005 ......................        97,500
    30,000  Rio Hotel & Casino, Inc., 10.625% - 2005 ...........        31,350
    50,000  Rowan Companies, 11.875% - 2001 ....................        53,312
    30,000  Sea Containers Ltd., 12.5% - 2004 ..................        33,075

PRINCIPAL
AMOUNT OR
 NUMBER                                                                 MARKET
OF SHARES   CORPORATE BONDS (CONTINUED)                                 VALUE
--------------------------------------------------------------------------------
            INDUSTRIAL SERVICES, CONTINUED
  $100,000  Tele-Communications, Inc., 8.75% - 2023 ............       $95,000
   $50,000  Tractor, Inc., 10.875% - 2001 ......................        53,312
   $25,000  UNC, Inc., 11.00% - 2006 ...........................        26,687
                                                                  ------------
                                                                     1,885,625

            MISCELLANEOUS - 0.2%
   $50,000  McDonald's Corporation, 6.625% - 2005 ..............        49,188

            PACKAGING & CONTAINERS - 0.1%
   $25,000  Plastic Containers, Inc. Sr., 10.00% - 2006 ........        25,813

            PAPER & FOREST PRODUCTS - 0.4%
  $100,000  Celulosa Arauco Y Constitucion SA, 7.00% - 2007 ....        96,375

            REAL ESTATE - 0.2%
   $50,000  B.F. Saul REIT, 11.625% - 2002 .....................        53,750

            TELECOMMUNICATIONS - 0.5%
   $50,000  Lucent Technologies, Inc., 6.90% - 2001 ............        50,500
   $50,000  Teleport Communications, 9.875% - 2006 .............        53,125
                                                                  ------------
                                                                       103,625

            TEXTILES - 0.2%
   $50,000  Dan River, Inc., 10.125% - 2003 ....................        50,625
                                                                  ------------
            Total corporate bonds - Series N - 14.3% ...........     3,348,842

            COMMON STOCKS
            --------------------------------------
            Advertising - 0.1%
       200  Omnicom Group, Inc. ................................         9,150

            AEROSPACE & DEFENSE - 0.9%
       513  Boeing Company .....................................        54,528
       200  Harsco Corporation .................................        13,700
       400  Lockheed Martin Corporation ........................        36,600
       200  McDonnell Douglas Corporation ......................        12,800
       200  Northrop Grumman Corporation .......................        16,550
       300  Raytheon Company ...................................        14,438
       300  Rockwell International Corporation .................        18,263
       500  Sunstrand Corporation ..............................        21,250
       400  United Technologies Corporation ....................        26,400
                                                                  ------------
                                                                       214,529

            AIRLINES - 0.2%
       600  Alaska Air Group, Inc.* ............................        12,600
       300  AMR Corporation* ...................................        26,438
       800  KLM Royal Dutch Air Lines NV ADR ...................        22,300
                                                                  ------------
                                                                        61,338

                           SEE ACCOMPANYING NOTES.

STATEMENTS OF NET ASSETS
DECEMBER 31, 1996

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

 NUMBER                                                                 MARKET
OF SHARES   COMMON STOCKS (CONTINUED)                                   VALUE
--------------------------------------------------------------------------------
            APPLIANCES - 0.1%
       300  Black & Decker Corporation .........................        $9,037
       100  National Presto Industries .........................         3,738
                                                                  ------------
                                                                        12,775

            AUTOMOBILES - 0.8%
       400  Echlin, Inc. .......................................        12,650
     2,100  Ford Motor Company .................................        66,938
     1,000  General Motors Corporation .........................        55,750
       300  Genuine Parts Company ..............................        13,350
       700  Honda Motor Company, Ltd.  ADR .....................        39,638
                                                                  ------------
                                                                       188,326

            AUTO PARTS & SUPPLIES - 0.1%
       200  Arvin Industries, Inc. .............................         4,950
       400  TRW, Inc. ..........................................        19,800
                                                                  ------------
                                                                        24,750

            BANKS & TRUSTS - 2.6%
       600  Banc One Corporation ...............................        25,800
       612  Chase Manhattan Corporation ........................        54,621
       800  Citicorp ...........................................        82,400
       800  Corestates Financial Corporation ...................        41,500
       200  Fifth Third Bancorp ................................        12,563
       500  First Chicago NBD Corporation ......................        26,875
       800  First Security Corporation .........................        27,000
       700  First Union Corporation ............................        51,800
       600  Keycorp ............................................        30,300
       300  Mellon Bank Corporation ............................        21,300
       400  J.P. Morgan & Company, Inc. ........................        39,050
       500  NationsBank Corporation ............................        48,875
       615  PNC Bank Corporation ...............................        23,140
       800  Southtrust Corporation .............................        27,900
       300  State Street Boston Corporation ....................        19,350
       500  U.S. Bancorp Oregon ................................        22,469
       200  Wells Fargo & Company ..............................        53,950
                                                                  ------------
                                                                       608,893

            BEVERAGES - 1.4%
     1,000  Anheuser-Busch Companies, Inc. .....................        40,000
     1,400  Cadbury Schweppes PLC ADR ..........................        47,775
       200  Coca-Cola Enterprises, Inc. ........................         9,700
     3,400  Coca-Cola Company ..................................       178,925
     2,000  PepsiCo, Inc. ......................................        58,500
                                                                  ------------
                                                                       334,900

            BROADCAST MEDIA - 0.5%
       300  A.H. Belo Corporation (Cl. A) ......................        10,463
       300  Chris-Craft Industries, Inc.* ......................        12,563
       400  Comcast Corporation (Cl. A) ........................         7,125
       300  TCA Cable TV, Inc. .................................         9,038
     1,100  Time Warner, Inc. ..................................        41,250
       900  U.S. West Media Group* .............................        16,650
       600  Viacom, Inc. (Cl. B)* ..............................        20,925
                                                                  ------------
                                                                       118,014

            BROKERAGE - 0.1%
       300  Edwards (A.G.),.Inc. ...............................       $10,087
       300  Paine Webber Group, Inc. ...........................         8,438
       500  Salomon, Inc. ......................................        23,533
       600  Schwab (Charles) Corporation .......................        19,200
                                                                  ------------
                                                                        61,258

            BUILDING MATERIALS - 0.1%
       400  Calmat Company .....................................         7,500
       100  Granite Construction, Inc. .........................         1,900
       200  Jacobs Engineering Group ...........................         4,725
                                                                  ------------
                                                                        14,125

            BUILDING & REAL ESTATE - 0.1%
       500  Masco Corporation ..................................        18,000

            CHEMICALS - BASIC - 1.2%
     1,300  Akzo Nobel NV ADR ..................................        87,750
       500  Dow Chemical Company ...............................        39,188
       900  du Pont (E.I.) de Nemours & Company ................        84,938
       200  FMC Corporation* ...................................        14,025
       200  Great Lakes Chemical Corporation ...................         9,350
       300  IMC Global, Inc. ...................................        11,738
       400  Morton International, Inc. .........................        16,300
       200  Olin Corporation ...................................         7,525
                                                                  ------------
                                                                       270,814

            CHEMICALS - DIVERSIFIED - 0.2%
        00  Cabot Corporation ..................................        10,050
     1,000  Monsanto Company ...................................        38,875
                                                                  ------------
                                                                        48,925

            CHEMICALS - SPECIALTY - 0.7%
       800  Crompton & Knowles Corporation .....................        15,400
       300  Dexter Corporation .................................         9,563
       600  Ivax Corporation ...................................         6,150
       200  Loctite Corporation ................................        12,175
       500  Lubrizol Corporation ...............................        15,500
       600  Minnesota Mining & Manufacturing Company ...........        49,725
       200  Rohm & Haas Company ................................        16,325
       200  Sequa Corporation (Cl. A)* .........................         7,850
       900  Witco Corporation ..................................        27,450
                                                                  ------------
                                                                       160,138

            COMMUNICATION EQUIPMENT - 0.2%
       400  Tellabs, Inc.* .....................................        15,050
       400  U.S. Robotics Corporation* .........................        28,800
                                                                  ------------
                                                                        43,850

                           SEE ACCOMPANYING NOTES.

STATEMENTS OF NET ASSETS
DECEMBER 31, 1996

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

 NUMBER                                                                 MARKET
OF SHARES   COMMON STOCKS (CONTINUED)                                   VALUE
--------------------------------------------------------------------------------
            COMPUTER SOFTWARE - 1.5%
       400  America Online, Inc.* ..............................       $13,300
       500  Automatic Data Processing, Inc. ....................        21,438
       800  BMC Software, Inc.* ................................        33,100
       300  Cadence Design Systems, Inc.* ......................        11,925
       200  Ceridian Corporation* ..............................         8,100
       300  Computer Associates International, Inc. ............        14,925
       600  First Data Corporation .............................        21,900
       900  Informix Corporation* ..............................        18,338
     1,800  Microsoft Corporation* .............................       148,725
       800  Oracle Corporation* ................................        33,400
       500  Parametric Technology Company* .....................        25,688
       400  Structural Dynamics Research Corporation* ..........         8,000
                                                                  ------------
                                                                       358,839

            COMPUTER SYSTEMS - 1.7%
       400  Bay Networks, Inc.* ................................         8,350
       800  Cisco Systems, Inc.* ...............................        50,900
       300  Comdisco, Inc. .....................................         9,525
       400  Compaq Computer Corporation* .......................        29,700
       600  Dell Computer Corporation* .........................        31,875
       200  Digital Equipment Corporation* .....................         7,275
     1,200  Hewlett-Packard Company ............................        60,300
       700  International Business Machines Corporation ........       105,700
       200  Micro Warehouse, Inc.* .............................         2,350
       800  Seagate Technology, Inc.* ..........................        31,600
       200  Storage Technology Corporation* ....................         9,525
       200  Stratus Computer, Inc.* ............................         5,450
       600  Sun Microsystems, Inc.* ............................        15,413
       500  3Com Corporation* ..................................        36,688
                                                                  ------------
                                                                       404,651

            COSMETICS - 0.1%
       300  International Flavors & Fragrances, Inc. ...........        13,500

            DISTRIBUTION CONSUMER PRODUCTS - 0.1%
       200  McKesson Corporation ...............................        11,200

            DRUGS - 0.5%
       300  Amgen, Inc.* .......................................        16,313
       200  Centocor, Inc.* ....................................         7,150
       400  Genzyme Corporation* ...............................         8,700
     1,600  Johnson & Johnson ..................................        79,600
                                                                  ------------
                                                                       111,763

            ELECTRICAL EQUIPMENT - 1.3%
       400  Emerson Electric Company ...........................        38,700
     2,400  General Electric Company ...........................       237,300
       400  Hubbell, Inc. (Cl. B) ..............................        17,300
                                                                  ------------
                                                                       293,300

            ELECTRIC UTILITIES - 2.2%
       500  Allegheny Power System, Inc. .......................       $15,187
       500  CMS Energy Corporation .............................        16,812
       700  Duke Power Company .................................        32,375
     1,700  Edison International ...............................        33,787
       500  Empresa Nacional Electricidad Chile SA ADR .........         7,750
     1,100  Empresa Nacional De Electricidad SA ADR ............        77,000
       600  Entergy Corporation ................................        16,650
       500  FPL Group, Inc. ....................................        23,000
       400  Florida Progress Corporation .......................        12,900
       700  Idaho Power Company ................................        21,787
       500  Illinova Corporation ...............................        13,750
       500  Ipalco Enterprises, Inc. ...........................        13,625
       800  Midamerican Energy Company .........................        12,700
       500  Nipsco Industries, Inc. ............................        19,813
       700  New York State Electric & Gas Corporation ..........        15,138
     1,000  Niagara Mohawk Power Corporation* ..................         9,875
       700  Pacific Gas & Electric Company .....................        14,700
       600  Portland General Corporation .......................        25,200
       400  Potomac Electric Power Company .....................        10,300
       700  Scana Corporation ..................................        18,725
       900  Southern Company ...................................        20,363
       500  Southwestern Public Services Company ...............        17,688
       600  Teco Energy, Inc. ..................................        14,475
       800  Texas Utilities Company ............................        32,600
       800  Unicom Corporation .................................        21,700
                                                                  ------------
                                                                       517,900

            ELECTRONICS - 1.5%
     1,150  Analog Devices, Inc.* ..............................        38,956
       200  Arrow Electronics, Inc. ............................        10,700
       400  Hitachi Ltd. ADR ...................................        37,000
       600  Molex, Inc. ........................................        23,475
       900  Motorola, Inc. .....................................        55,238
     2,000  Phillips Electronics NV ADR ........................        80,000
       200  Solectron Corporation* .............................        10,675
       200  Symbol Technologies, Inc.* .........................         8,850
       200  Teleflex, Inc. .....................................        10,425
     1,000  Thermo Electron Corporation* .......................        41,250
       200  Varian Associates, Inc. ............................        10,175
       700  Xilinx, Inc.* ......................................        25,769
                                                                  ------------
                                                                       352,513

            ELECTRONIC SYSTEMS - 0.2%
       300  Honeywell, Inc. ....................................        19,725
       600  Oy Nokia AB Corporation ADR* .......................        34,500
                                                                  ------------
                                                                        54,225

                           SEE ACCOMPANYING NOTES.

STATEMENTS OF NET ASSETS
DECEMBER 31, 1996




SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)


 NUMBER                                                                MARKET
OF SHARES  COMMON STOCKS (CONTINUED)                                   VALUE
--------------------------------------------------------------------------------
          ENERGY SERVICES - 0.1%
     200  Halliburton Company ................................       $12,050

          ENTERTAINMENT - 0.5%
     500  Circus Circus Enterprises, Inc.* ...................        17,187
     400  Cracker Barrel Old Country Store, Inc. .............        10,150
     800  Mirage Resorts, Inc.* ..............................        17,300
     914  The Walt Disney Company ............................        63,638
                                                                    --------
                                                                     108,275

          ENVIRONMENTAL - 0.2%
     400  U.S.A. Waste Services, Inc.* .......................        12,750
     700  WMX Technologies, Inc. .............................        22,838
                                                                    --------
                                                                      35,588

          FINANCIAL - BANKS, COMMERCIAL - 1.1%
   1,500  Australia & New Zealand Banking Group Ltd. ADR .....        46,688
     805  Banco Frances Del Rio De La Plata ADR ..............        22,138
     200  Bancorp Hawaii, Inc. ...............................         8,400
     400  City National Corporation ..........................         8,650
     300  Crestar Financial Corporation ......................        22,313
     300  First Bank Systems, Inc. ...........................        20,475
     700  First Tennessee National Corporation ...............        26,250
     400  Fleet Financial Group, Inc. ........................        19,950
     200  Mercantile Bancorporation ..........................        10,275
     300  Mercantile Bankshares Corporation ..................         9,600
     800  Northern Trust Corporation .........................        29,000
     800  Norwest Corporation ................................        34,800
                                                                    --------
                                                                     258,539

          FINANCIAL SERVICES - 1.4%
     800  American Express Company ...........................        45,200
   1,000  Banco Bilbao Viz ADR ...............................        53,375
     400  Bear Stearns Companies, Inc. .......................        11,150
     300  H & R Block, Inc. ..................................         8,700
     200  Dean Witter Discovery & Company ....................        13,250
      27  Echelon International Corporation, Inc.* ...........           417
     300  Federal Home Loan Mortgage Corporation .............        33,038
   1,300  Federal National Mortgage Association ..............        48,425
     400  Franklin Resources, Inc. ...........................        27,350
     200  Greentree Financial Corporation ....................         7,725
     200  Household International, Inc. ......................        18,450
     200  Merrill Lynch & Company, Inc. ......................        16,300
     200  Morgan Stanley Group, Inc. .........................        11,425
     800  Travelers Group, Inc. ..............................        36,300
                                                                    --------
                                                                     331,105

          FOOD PROCESSING - 1.2%
   1,716  Archer-Daniels-Midland Company .....................       $37,752
     200  CPC International, Inc. ............................        15,500
     500  ConAgra, Inc. ......................................        24,875
     300  Dole Foods, Inc. ...................................        10,163
     300  General Mills ......................................        19,013
     500  Grand Metropolitan PLC ADR .........................        15,813
     700  Heinz (H.J.) Company ...............................        25,025
     500  IBP, Inc. ..........................................        12,125
     500  Kellogg Company ....................................        32,812
     300  Ralston-Purina Group ...............................        22,013
     700  Sara Lee Corporation ...............................        26,075
     300  Smucker (J.M.) Company (Cl. A) .....................         5,288
     200  Unilever NY ADR ....................................        35,050
     200  Universal Foods Corporation ........................         7,050
                                                                    --------
                                                                     288,554

          FOOD WHOLESALERS - 0.1%
      32  Earthgrains Company ................................         1,672
     300  McCormick & Company, Inc. ..........................         7,069
                                                                    --------
                                                                       8,741

          GENERAL MERCHANDISERS - 0.4%
     700  Price/Costco, Inc. .................................        17,588
   3,500  Wal-Mart Stores, Inc. ..............................        80,063
                                                                    --------
                                                                      97,651

          HEALTH CARE SERVICES - 0.2%
     400  Apria Healthcare Group, Inc.* ......................         7,500
     600  Vencor, Inc.* ......................................        18,975
                                                                    --------
                                                                      26,475

          HOSPITAL SUPPLIES/HOSPITAL MANAGEMENT - 0.3%
     200  Becton, Dickinson & Company ........................         8,675
     900  Columbia/HCA Healthcare Corporation ................        36,675
     600  Healthsouth Corporation* ...........................        23,175
     100  Pacificare Health Systems, Inc. (Cl. B)* ...........         8,525
                                                                    --------
                                                                      77,050

          HOTEL/MOTEL - 0.2%
     500  HFS, Inc.* .........................................        29,875
     200  ITT Corporation* ...................................         8,675
                                                                    --------
                                                                      38,550

          HOUSEHOLD FURNISHINGS & APPLIANCES - 0.0%
     200  Leggett & Platt. Inc. ..............................         6,925

          HOUSEHOLD PRODUCTS - 0.6%
     400  Colgate-Palmolive Company ..........................        36,900
   1,000  Procter & Gamble Company ...........................       107,500
                                                                    --------
                                                                     144,400

                            SEE ACCOMPANYING NOTES.

STATEMENTS OF NET ASSETS
DECEMBER 31, 1996

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

  NUMBER                                                               MARKET
OF SHARES  COMMON STOCKS (CONTINUED)                                   VALUE
--------------------------------------------------------------------------------
          HOUSING - HOME BUILDING - 0.2%
     700  PPG Industries, Inc. ...............................       $39,288

          INSURANCE - 1.6%
     550  AFLAC, Inc. ........................................        23,513
     244  Aetna, Inc. ........................................        19,520
     300  American Financial Group ...........................        11,325
     600  American General Corporation .......................        24,525
     800  American International Group, Inc. .................        86,600
     100  Cigna Corporation ..................................        13,663
     800  Chubb Corporation ..................................        43,000
     200  General Re Corporation .............................        31,550
     200  Hartford Steam Boiler Inspection & Insurance Company         9,275
     200  Loews Corporation ..................................        18,850
     200  Pacificare Health Systems, Inc. (Cl. A)* ...........        16,250
     200  Progressive Corporation Ohio .......................        13,475
     400  SunAmerica, Inc. ...................................        17,750
     300  Torchmark Corporation ..............................        15,150
     100  Transatlantic Holdings, Inc. .......................         8,050
     200  Unum Corporation ...................................        14,450
     300  United Healthcare Corporation ......................        13,500
                                                                    --------
                                                                     380,446
          INTEGRATED PETROLEUM - DOMESTIC - 0.6%
     300  Atlantic-Richfield Company .........................        39,750
     300  British Petroleum PLC ADR ..........................        42,413
     300  National Fuel Gas Company ..........................        12,375
     500  Occidental Petroleum Corporation ...................        11,688
     800  USX Marathon Group .................................        19,100
     500  Unocal Corporation .................................        20,313
                                                                    --------
                                                                     145,639

          INTEGRATED PETROLEUM - INTERNATIONAL - 2.8%
     900  Chevron Corporation ................................        58,500
     700  Ente Nazionale Idrocarburi Spa ADR* ................        36,138
   1,700  Exxon Corporation ..................................       166,600
     600  Mobil Corporation ..................................        73,350
   1,200  Royal Dutch Petroleum Company ADR ..................       204,900
     400  Shell Transport & Trading Company ADR ..............        40,950
     400  Texaco, Inc. .......................................        39,250
   1,000  Total S.A. ADR* ....................................        40,250
                                                                    --------
                                                                     659,938

          MACHINERY - 0.4%
     300  Caterpillar, Inc. ..................................       $22,575
     200  Danaher Corporation ................................         9,325
     600  Deere & Company ....................................        24,375
     600  Duriron Company, Inc. ..............................        16,275
     300  Tecumseh Products Company ..........................        17,213
                                                                    --------
                                                                      89,763

          MANUFACTURING - 0.6%
     600  AlliedSignal, Inc. .................................        40,200
     200  Cross (A.T.) Company (Cl. A) .......................         2,325
     600  Gencorp, Inc. ......................................        10,875
     200  Illinois Tool Works, Inc. ..........................        15,975
     400  Pall Corporation ...................................        10,200
   3,000  Tompkins PLC ADR ...................................        55,500
                                                                    --------
                                                                     135,075

          MEDIA & COMMUNICATIONS - 0.1%
     600  Banta Corporation ..................................        13,725

          MEDICAL - 0.1%
     100  Guidant Corporation ................................         5,700
     800  Stryker Corporation ................................        23,900
                                                                    --------
                                                                      29,600

          MEDICAL SUPPLIES - 0.3%
     700  Baxter International ...............................        28,700
     200  Boston Scientific Corporation* .....................        12,000
     300  Medtronic, Inc. ....................................        20,400
                                                                    --------
                                                                      61,100

          MINING & METALS - 0.4%
     500  Aluminum Company of America ........................        31,875
     300  Brush Wellman, Inc. ................................         4,912
   1,300  Barrick Gold Corporation ...........................        37,375
     450  Hanna (M.A.) Company ...............................         9,844
     500  Placer Dome, Inc. ..................................        10,875
                                                                    --------
                                                                      94,881

          MISCELLANEOUS - 0.0%
     200  American Water Works Company, Inc. .................         4,125

          MISCELLANEOUS BUSINESS SERVICES - 0.6%
     300  Browning-Ferris Industries .........................         7,875
     400  Cintas Corporation .................................        23,500
     400  Cognizant Corporation ..............................        13,200
     800  Equifax, Inc. ......................................        24,500
     300  Olsten Corporation (The) ...........................         4,537
     550  Paychex, Inc. ......................................        28,291
     200  Standard Register Company ..........................         6,500
     800  Wallace Computer Services, Inc. ....................        27,600
                                                                    --------
                                                                     136,003

                            SEE ACCOMPANYING NOTES.

STATEMENTS OF NET ASSETS
DECEMBER 31, 1996

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

  NUMBER                                                                MARKET
OF SHARES   COMMON STOCKS (CONTINUED)                                   VALUE
--------------------------------------------------------------------------------
          MISCELLANEOUS CONSUMER CYCLICALS - 0.1%
     400  Flight Safety International, Inc. ..................       $19,112
     400  Mattel, Inc. .......................................        11,100
                                                                  ----------
                                                                      30,212

          MISCELLANEOUS CONSUMER DURABLES - 0.3%
     500  Corning, Inc. ......................................        23,125
     400  Eastman Kodak Company ..............................        32,100
     200  Tandy Corporation ..................................         8,800
                                                                  ----------
                                                                      64,025

          MISCELLANEOUS CONSUMER PRODUCTS - 0.8%
     800  Jones Apparel Group, Inc.* .........................        29,900
   1,100  Philip Morris Companies, Inc. ......................       123,888
     300  Spring Industries, Inc. (Cl. A) ....................        12,900
     300  Tambrands, Inc. ....................................        12,263
     200  Universal Corporation ..............................         6,425
                                                                  ----------
                                                                     185,376

          MISCELLANEOUS CONSUMER SERVICES - 0.1%
     450  CUC International, Inc.* ...........................        10,688
     600  Service Corporation International ..................        16,800
                                                                  ----------
                                                                      27,488

          MISCELLANEOUS HEALTH CARE - 0.1%
     600  Cardinal Health, Inc. ..............................        34,950

          NATURAL GAS - 0.2%
     500  Enron Corporation ..................................        21,563
     600  Valero Energy Corporation ..........................        17,175
                                                                  ----------
                                                                      38,738

          NATURAL GAS UTILITIES - 0.2%
     500  Calenergy, Inc.* ...................................        16,812
     500  MCN Corporation ....................................        14,438
     500  Washington Gas Light Company .......................        11,313
                                                                  ----------
                                                                      42,563

          OFFICE EQUIPMENT & SUPPLIES - 0.5%
     600  Alco Standard Corporation ..........................        30,975
     400  Diebold, Inc. ......................................        25,150
     400  Pitney-Bowes, Inc. .................................        21,800
     600  Xerox Corporation ..................................        31,575
                                                                  ----------
                                                                     109,500

          OIL - 0.8%
   1,000  Amerada Hess Corporation ...........................        57,875
     700  B.J. Services Company* .............................        35,700
     200  Helmerich & Payne, Inc. ............................        10,425
     200  Murphy Oil Corporation .............................        11,125
   1,100  Ranger Oil, Ltd.* ..................................        10,863
     400  Schlumberger Ltd. ..................................        39,950
     300  Sonat, Inc. ........................................        15,450
     200  Tosco Corporation ..................................        15,825
                                                                  ----------
                                                                     197,213

          OIL & GAS DRILLING - 0.3%
     200  El Paso Natural Gas Company ........................       $10,100
     600  Noble Affiliates, Inc. .............................        28,725
     400  Repsol SA ADR ......................................        15,250
     338  Union Pacific Resources Group, Inc. ................         9,887
                                                                  ----------
                                                                      63,962

          OIL/GAS EQUIPMENT & SERVICES - 0.3%
     400  Ensco International, Inc.* .........................        19,400
     800  Global Marine, Inc.* ...............................        16,500
     700  Tidewater, Inc. ....................................        31,675
                                                                  ----------
                                                                      67,575

          PACKAGING & CONTAINERS - 0.2%
     300  Bemis Company, Inc. ................................        11,063
     700  Sealed Air Corporation* ............................        29,138
                                                                  ----------
                                                                      40,201

          PAPER - 0.2%
     900  International Paper Company ........................        36,338
     400  Wausau Paper Mills Company .........................         7,400
                                                                  ----------
                                                                      43,738

          PAPER & FOREST PRODUCTS - 0.3%
     200  Georgia-Pacific Corporation ........................        14,400
     400  Kimberly-Clark Corporation .........................        38,100
     400  Weyerhaeuser Company ...............................        18,950
                                                                  ----------
                                                                      71,450

          PETROLEUM - 0.1%
     800  Phillips Petroleum Company .........................        35,400

          PHARMACEUTICALS - 2.6%
     900  Abbott Laboratories ................................        45,675
   1,200  American Home Products Corporation .................        70,350
     900  Bristol-Myers Squibb Company .......................        97,875
     800  Carter-Wallace, Inc. ...............................        12,500
     900  Glaxo Wellcome PLC ADR .............................        28,575
     600  Eli Lilly & Company ................................        43,800
   1,500  Merck & Company, Inc. ..............................       118,875
     600  Perrigo Company* ...................................         5,475
   1,000  Pharmacia & Upjohn, Inc. ...........................        39,625
     800  Pfizer, Inc. .......................................        66,300
     200  Scherer R.P. Corporation* ..........................        10,050
     400  Schering-Plough Corporation ........................        25,900
     300  Warner Lambert Company .............................        22,500
     300  Watson Pharmaceuticals, Inc.* ......................        13,481
                                                                  ----------
                                                                     600,981


                            SEE ACCOMPANYING NOTES.

STATEMENTS OF NET ASSETS
DECEMBER 31, 1996

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

NUMBER                                                                 MARKET
OF SHARES   COMMON STOCKS (CONTINUED)                                   VALUE
--------------------------------------------------------------------------------
          PUBLISHING - 0.2%
     400  Dun & Bradstreet Corporation .......................         $9,500
     300  Gannett Company, Inc. ..............................         22,462
     500  McGraw-Hill Companies, Inc. ........................         23,063
                                                                   ----------
                                                                       55,025

          RAILROADS - 0.4%
     200  Burlington Northern Santa Fe Corporation ...........         17,275
     200  CSX Corporation ....................................          8,450
     400  Kansas City Southern Industries, Inc. ..............         18,000
     200  Norfolk Southern Corporation .......................         17,500
     400  Union Pacific Corporation ..........................         24,050
                                                                   ----------
                                                                       85,275

          RECREATION - 0.2%
     400  Brunswick Corporation ..............................          9,600
     400  Callaway Golf Company ..............................         11,500
     400  Harley Davidson, Inc. ..............................         18,800
                                                                   ----------
                                                                       39,900

          RESTAURANTS - 0.1%
   1,500  Brinker International, Inc.* .......................         24,000
     400  Outback Steakhouse, Inc.* ..........................         10,700
                                                                   ----------
                                                                       34,700

          RETAIL - APPAREL - 0.2%
     300  Ann Taylor Stores Corporation* .....................          5,250
     500  Gap, Inc. ..........................................         15,063
     400  Land's End, Inc.* ..................................         10,600
     200  TJX Companies, Inc. ................................          9,475
                                                                   ----------
                                                                       40,388

          RETAIL - DEPARTMENT STORES - 0.4%
     300  Federated Department Stores, Inc.* .................         10,238
     600  Kohls Corporation* .................................         23,550
     500  May Department Stores Company ......................         23,375
     300  Meyer (Fred), Inc.* ................................         10,650
     500  J.C. Penney Company, Inc. ..........................         24,375
                                                                   ----------
                                                                       92,188

          RETAIL - DRUG STORES - 0.1%
     600  Revco D.S., Inc.* ..................................         22,200
     400  Walgreens Company ..................................         16,000
                                                                   ----------
                                                                       38,200

          RETAIL - FOOD CHAINS - 0.2%
   1,300  McDonald's Corporation .............................         58,825

          RETAIL - GENERAL MERCHANDISING - 0.1%
     600  Dayton Hudson Corporation ..........................         23,550

          RETAIL - GROCERY - 0.2%
     600  Albertsons, Inc. ...................................        $21,375
     300  Kroger Company* ....................................         13,950
     300  Vons Companies, Inc.* ..............................         17,963
                                                                   ----------
                                                                       53,288

          RETAIL - SPECIALTY - 0.4%
     400  Bed Bath & Beyond, Inc.* ...........................          9,700
     200  Circuit City Stores, Inc. ..........................          6,025
     200  Fastenal Company ...................................          9,150
     800  Home Depot, Inc. ...................................         40,100
     600  Staples, Inc.* .....................................         10,838
     500  Toys "R" Us, Inc.* .................................         15,000
                                                                   ----------
                                                                       90,813

          SECURITY SERVICES - 0.1%
     300  Pittston Brink's Group .............................          8,100

          SEMI-CONDUCTORS - 0.8%
     300  Altera Corporation* ................................         21,806
     200  Applied Materials, Inc.* ...........................          7,187
     400  Atmel Corporation* .................................         13,250
   1,000  Intel Corporation ..................................        130,938
     300  Linear Technology Corporation ......................         13,163
     300  Maxim Integrated Products, Inc.* ...................         12,975
                                                                   ----------
                                                                      199,319

          SHOES - 0.1%
     400  Nike, Inc. .........................................         23,900
     144  Payless Shoesource, Inc.* ..........................          5,400
                                                                   ----------
                                                                       29,300

          SPECIALTY MERCHANDISERS - 0.6%
   2,000  LVMH Moet Hennessylou ADR ..........................        112,000
     200  Tiffany & Company ..................................          7,325
     500  Viking Office Products, Inc.* ......................         13,344
                                                                   ----------
                                                                      132,669

          STEEL - 0.2%
     600  Carpenter Technology Corporation ...................         21,975
     300  Nucor Corporation ..................................         15,300
                                                                   ----------
                                                                       37,275

                            SEE ACCOMPANYING NOTES.

STATEMENTS OF NET ASSETS
DECEMBER 31, 1996

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

   NUMBER                                                              MARKET
OF SHARES   COMMON STOCKS (CONTINUED)                                   VALUE
--------------------------------------------------------------------------------
          TELECOMMUNICATIONS - 3.4%
     600  ADC Telecommunications, Inc.* ......................       $18,675
   1,500  AT&T Corporation ...................................        65,250
     900  Airtouch Communications, Inc.* .....................        22,725
     800  Ameritech Corporation ..............................        48,500
     800  Bell Atlantic Corporation ..........................        51,800
   1,100  Bellsouth Corporation ..............................        44,412
     700  British Telecom PLC ADR ............................        48,037
     100  Cia de Telecomunicaciones de Chile S.A. ADR ........        10,112
   1,200  Ericsson (L.M.) Telecom Company ADR ................        36,225
     300  Federal Signal Corporation .........................         7,763
   1,200  GTE Corporation ....................................        54,600
     800  Hong Kong Telecommunications Ltd. ADR ..............        13,000
     786  Lucent Technologies ................................        36,352
   1,000  MCI Communications Corporation .....................        32,688
     400  Nextel Communications, Inc., (Cl. A)* ..............         5,225
     400  Northern Telecom Limited ...........................        24,750
     500  Nynex Corporation ..................................        24,063
   1,200  Pacific Telesis Group ..............................        44,100
     500  Southern New England Telecommunications Corporation         19,438
     500  Sprint Corporation .................................        19,938
     500  Telecom New Zealand ADR ............................        40,500
     700  Telecom Braxileiras SA ADR .........................        53,550
     400  Telefonica De Espana ADR ...........................        27,700
     400  360 Communications Company* ........................         9,250
     800  Vodafone Group PLC ADR .............................        33,100
     400  Worldcom, Inc.* ....................................        10,425
                                                                  ----------
                                                                     802,178

          TELEPHONE - 0.7%
     600  Century Telephone Enterprises                               18,525
   1,300  SBC Communications, Inc.                                    67,275
   1,800  Telefonos De Mexico ADR                                     59,400
     400  Telephone & Data Systems, Inc.                              14,500
     400  U.S. West Communications Group                              12,900
                                                                  ----------
                                                                     172,600

          TEXTILES - 0.2%
   2,000  Benetton Group SPA ADR .............................        49,750

          TIRE & RUBBER - 0.1%
     300  Goodyear Tire & Rubber Company .....................        15,413

          TOBACCO - 0.1%
     300  American Brands, Inc. ..............................        14,888

          TRANSPORTATION - 0.1%
     400  Alexander & Baldwin, Inc. ..........................       $10,000
                                                                  ----------

          Total common stocks - Series N - 48.3% .............    11,268,178

           GOVERNMENT & GOVERNMENT AGENCY SECURITIES
           -----------------------------------------

            U.S. GOVERNMENT AGENCIES - 10.2%
            Government National Mortgage Association,
     $46,584   11.50% - 2013 .....................................    52,036
    $121,206    7.00% - 2025 .....................................   118,537
     $85,597    7.50% - 2025 .....................................    85,939
     $55,373    8.00% - 2025 .....................................    56,215
    $190,350    8.50% - 2025 .....................................   196,940
    $126,396    6.50% - 2026 .....................................   120,549
    $353,500    7.00% - 2026 .....................................   345,730
    $271,501    7.00% - 2026 .....................................   265,606
     $99,777    7.50% - 2026 .....................................    99,808
    $397,702    7.50% - 2026 .....................................   397,825
    $250,983    8.00% - 2026 .....................................   256,078
    $246,338    8.50% - 2026 .....................................   255,155
    $135,917    8.50% - 2026 .....................................   140,799
                                                                   ---------
                                                                   2,391,217

            U.S. GOVERNMENT SECURITIES - 9.5%
            U.S. Treasury Bonds,
     $35,000    6.875% - 2025 ....................................    35,660
    $250,000    7.625% - 2025 ....................................   277,548

             U.S. Treasury Notes,
    $225,000    5.75% - 1997 .....................................   225,448
    $325,000    6.00% - 1998 .....................................   326,024
    $300,000    6.375% - 1999 ....................................   302,616
     $75,000    5.625% - 2000 ....................................    73,644
    $100,000    6.25% - 2000 .....................................   100,417
    $425,000    5.625% - 2001 ....................................   416,462
     $75,000    5.875% - 2005 ....................................    72,311
    $100,000    6.50% - 2005 .....................................   100,630
    $100,000    5.625% - 2006 ....................................    94,571
    $175,000    6.50% - 2006 .....................................   175,875
                                                                   ---------
                                                                   2,201,206
                                                                   ---------

            Total U.S. government & government agency
              securities - Series N - 19.7% ...................... 4,592,423

          MISCELLANEOUS ASSETS
          ----------------------------------
          ASSET-BACKED SECURITIES - 0.2%
 $50,000  Airplanes Pass Through Trust (Cl. D), 10.875% - 2019        55,153

                            SEE ACCOMPANYING NOTES.

STATEMENTS OF NET ASSETS
DECEMBER 31, 1996

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

PRINCIPAL
AMOUNT OR
NUMBER                                                                 MARKET
OF SHARES   FOREIGN CORPORATE BONDS                                     VALUE
--------------------------------------------------------------------------------
            JAPAN - 1.1%
17,000,000  European Investment Bank, 4.625% - 2003(2) .........      $167,334
 5,000,000  Interamer Development Bank, 6.00% - 2001(2) ........        51,478
 3,000,000  KFW International Finance, 6.00% - 1999(2) .........        29,465
                                                                  ------------
            Total foreign bonds - Series N - 1.1% ..............       248,277

            FOREIGN GOVERNMENT ISSUES
            --------------------------------------

             CANADA - 0.3%
    42,000  Government Bond, 8.50% - 2002(2) ...................        34,564
    60,000  Government Bond, 6.50% - 2004(2) ...................        44,677
                                                                  ------------
                                                                        79,241

            FRANCE - 0.4%
   430,000  O.A.T. Government Bond, 8.50% - 2002(2) ............        97,311

            GERMANY - 0.8%
            Bundersrepub Deutschland,
   130,000    8.375% - 2001(2) .................................        96,645
   125,000    7.375% - 2005(2) .................................        90,017
                                                                  ------------
                                                                       186,662

            UNITED KINGDOM - 0.2%
    29,000  Treasury Bond, 8.00% - 2003(2) .....................        51,210
                                                                  ------------
            Total foreign government issues - Series N - 1.7% ..       414,424


            FOREIGN STOCKS
            -----------------------------

            AUSTRALIA - 0.1%
     1,000  CRA Limited ........................................        15,687

            BELGIUM - 0.3%
        50  Electrabel .........................................        11,821
       100  Kredietbank ........................................        32,741
       200  Societe Generale de Belgique .......................        15,678
                                                                  ------------
                                                                        60,240

            DENMARK - 0.3%
     1,000  Danisco A/S ........................................        60,689

            FRANCE - 0.7%
       400  Axa ................................................       $25,390
       200  Eridania Beghin-Say SA .............................        32,123
       111  L'Air Liquide ......................................        17,295
       100  Pinault-Printemps-Redoute SA .......................        39,587
       200  Societe Generale De Paris ..........................        21,582
       300  Societe Technip ....................................        28,103
                                                                  ------------
                                                                       164,080

            GERMANY - 1.1%
     2,000  Bankgesellschaft Berlin ............................        36,337
     2,000  Bayer A.G. .........................................        81,045
       300  Ckag Colonia Konzern A.G. ..........................        24,976
       500  Deutsche Bank A.G. .................................        23,295
       200  M.A.N. A.G. ........................................        48,212
       400  Siemens A.G. .......................................        18,537
       600  Vega A.G. ..........................................        34,456
                                                                  ------------
                                                                       266,858

            HONG KONG - 0.8%
     5,000  Cheung Kong Holdings ...............................        44,441
     9,000  Hong Kong Electric Holdings Limited ................        29,904
    14,000  Hutchinson Whampoa Limited .........................       109,955
                                                                  ------------
                                                                       184,300

             ITALY - 0.2%
     13,000  Banco Commerciale Italiane .........................        23,598
     10,000  Telecom Italia SPA .................................        25,912
                                                                   ------------
                                                                         49,510

             JAPAN - 1.8%
      7,000  Bridgestone Corporation ............................       132,679
      2,000  Dia Nippon Printing, Ltd. ..........................        34,979
      3,000  Kao Corp ...........................................        34,893
      3,000  Kuraray Company, Ltd. ..............................        27,656
      2,000  Marui Company, Ltd. ................................        36,012
      4,000  Mitsubishi Heavy Inds, Ltd. ........................        31,705
      4,000  Ricoh Corp, Ltd. ...................................        45,834
      2,000  Sharp Corp .........................................        28,431
      2,000  Takeda Chemical Inds ...............................        41,871
                                                                   ------------
                                                                        414,060

             MALAYSIA - 0.5%
     10,000  Malayan Cement Berhad ..............................        22,965
     16,000  Sime Darby Berhad ..................................        63,037
      3,000  United Engineers (Malaysia), Ltd. ..................        27,084
                                                                   ------------
                                                                        113,086

             NETHERLANDS - 0.5%
        600  CSM NV .............................................        33,300
      1,500  Ing Groep NV .......................................        53,938
        300  Oce-Van Der Grinter NV .............................        32,537
                                                                   ------------
                                                                        119,775

                            SEE ACCOMPANYING NOTES.

STATEMENTS OF NET ASSETS
DECEMBER 31, 1996

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

PRINCIPAL
AMOUNT OR
NUMBER                                                                 MARKET
OF SHARES   FOREIGN CORPORATE BONDS                                     VALUE
--------------------------------------------------------------------------------
            NEW ZEALAND - 0.1%
    10,000  Lion Nathan, Ltd. ..................................       $23,952

            SINGAPORE - 0.6%
     3,000  Cycle & Carriage, Ltd. .............................        36,674
     5,000  Development Bank of Singapore ......................        67,557
     3,000  Singapore Airlines Ltd. ............................        27,237
                                                                  ------------
                                                                       131,468

            SWEDEN - 0.3%
     1,200  Astra AB (Cl. B) ...................................        57,821

            SWITZERLAND - 1.0%
        20  ABB AG-Bearer ......................................        24,800
        20  Nestle S.A. ........................................        21,404
        27  Novartis* ..........................................        30,444
        30  Sig Schweizland ....................................        75,742
        80  Union Bank of Switzerland ..........................        69,888
                                                                  ------------
                                                                       222,278

            UNITED KINGDOM - 1.1%
     3,600  Abbey National Plc .................................        47,129
     3,000  Barclays Plc .......................................        51,365
     2,000  GKN Plc ............................................        34,260
     3,000  HSBC Holdings Plc ..................................        67,049
    22,000  Lonrho, Ltd. .......................................        46,873
    10,000  Tesco Plc ..........................................        60,665
                                                                  ------------
                                                                       307,341

            Total foreign stocks - Series N - 9.4% .............     2,191,145


            TEMPORARY CASH INVESTMENTS
            ------------------------------------------
   372,017  Vista Treasury Institutional Money Market Fund .....       372,017
                           ------------                           ------------
            Total temporary cash investments - Series N - 1.6% .       372,017

            COMMERCIAL PAPER
            ------------------------------------------
  $970,000  Dillard Investment Company, 6.75%, 1-02-97 .........       969,818
                                                                  ------------
            Total commercial paper - Series N - 4.2% ...........       969,818
                                                                  ------------
            Total investments - Series N - 100.5% ..............    23,460,277
            Liabilities, less cash and other assets -
              Series N - (0.5%) ................................      (115,699)
                                                                  ------------
            Total net assets - Series N - 100.0% ...............   $23,344,578
                                                                  ============



                            SERIES O (EQUITY INCOME)


   PRINCIPAL
   AMOUNT OR
   NUMBER                                                                MARKET
   OF SHARES   CORPORATE BONDS                                           VALUE
--------------------------------------------------------------------------------
               ELECTRIC UTILITIES - 0.3%
     $200,000  El Paso Electric Company, 8.90% - 2006 .............      $208,500

               REAL ESTATE - 0.2%
     $100,000  B.F. Saul REIT, 11.625% - 2002 .....................       107,500
                                                                     ------------
               Total corporate bonds - Series O - 0.5% ............       316,000

               COMMON STOCKS
               ------------------------------------------

               APPLIANCES - 0.6%
        7,500  Whirlpool Corporation ..............................       349,688

               AUTO PARTS & SUPPLIES - 0.5%
        4,300  Eaton Corporation ..................................       299,925

               AUTOMOBILES - 0.9%
        4,100  Ford Motor Company .................................       130,687
        4,100  General Motors Corporation .........................       228,575
        5,100  Genuine Parts Company ..............................       226,950
                                                                     ------------
                                                                          586,212

               BANKS & TRUST - 7.9%
        6,570  Banc One Corporation ...............................       282,510
        4,000  Bankers Trust New York Corporation .................       345,000
       10,308  Chase Manhattan Corporation ........................       919,989
       12,900  Mellon Bank Corporation ............................       915,900
        6,900  J.P. Morgan & Company, Inc. ........................       673,612
        9,700  National City Corporation ..........................       435,288
        9,800  PNC Bank Corporation ...............................       368,725
        7,800  U.S. Bancorp Oregon ................................       350,513
        2,400  Wells Fargo & Company ..............................       647,400
                                                                     ------------
                                                                        4,938,937

               BEVERAGES - 1.5%
       13,200  Anheuser-Busch Companies, Inc. .....................       528,000
        8,400  Brown-Forman Corporation (Cl. B) ...................       384,300
                                                                     ------------
                                                                          912,300

               BUILDING MATERIALS - 0.4%
        3,200  Armstrong World Industries, Inc. ...................       222,400

               CHEMICALS - BASIC - 3.0%
        7,500  Dow Chemical Company ...............................       587,812
        7,300  du Pont (E.I.) de Nemours & Company ................       688,938
        2,900  FMC Corporation* ...................................       203,363
        8,800  Great Lakes Chemical Company .......................       411,400
                                                                     ------------
                                                                        1,891,513



                            SEE ACCOMPANYING NOTES.

STATEMENTS OF NET ASSETS
DECEMBER 31, 1996

SERIES O (EQUITY INCOME) (CONTINUED)

NUMBER                                                                MARKET
OF SHARES   COMMON STOCKS (CONTINUED)                                 VALUE
--------------------------------------------------------------------------------
          CHEMICALS - SPECIALTY - 3.2%
   7,600  Betzdearborn, Inc. .................................      $444,600
  11,500  Lubrizol Corporation ...............................       356,500
   5,000  Minnesota Mining & Manufacturing Company ...........       414,375
  11,600  Nalco Chemical Company .............................       419,050
  12,600  Witco Corporation ..................................       384,300
                                                                ------------
                                                                   2,018,825

           COSMETICS - 1.0%
   14,100  International Flavors & Fragrances, Inc. ..........       634,500

           ELECTRIC UTILITIES - 6.7%
    6,800  Baltimore Gas & Electric Company ...................       181,900
   23,600  Centerior Energy Corporation .......................       253,700
    4,700  DQE, Inc. ..........................................       136,300
    9,100  Dominion Resources, Inc. ...........................       350,350
    4,100  Duke Power Company .................................       189,625
    9,800  Edison International ...............................       194,775
   12,600  Entergy Corporation ................................       349,650
    2,800  Florida Progress Corporation .......................        90,300
    3,100  General Public Utilities Corporation ...............       104,237
    9,000  Ohio Edison Company ................................       204,750
   13,600  Pacific Gas & Electric Company .....................       285,600
   16,200  Pacificorp .........................................       332,100
   16,200  Peco Energy Corporation ............................       409,050
   10,100  Public Service Enterprise Group, Inc. ..............       275,225
    9,700  Southern Company ...................................       219,462
   13,500  Unicom Corporation .................................       366,188
    7,500  Western Resources, Inc. ............................       231,563
                                                                 ------------
                                                                    4,174,775

           ELECTRICAL EQUIPMENT - 2.9%
   8,988   Cooper Industries, Inc. ............................       378,619
  10,600   General Electric Company ...........................     1,048,075
   9,700   Hubbell, Inc. (Cl. B) ..............................       419,525
                                                                 ------------
                                                                    1,846,219

          ELECTRONICS - 0.5%
   8,500  AMP, Inc. ..........................................       326,188

          ELECTRONIC SYSTEMS - 0.4%
   3,600  Honeywell, Inc. ....................................       236,700

          FINANCIAL - BANKS, COMMERCIAL - 2.0%
   6,500  Bank of Boston Corporation .........................       417,625
   8,900  Fleet Financial Group, Inc. ........................       443,888
   4,800  Mercantile Bancshares Corporation ..................       153,600
   7,900  Signet Banking Corporation .........................       242,925
                                                                ------------
                                                                   1,258,038

          FINANCIAL SERVICES - 3.8%
   9,300  American Express Company ...........................      $525,450
     187  Echelon International Corporation, Inc.* ...........         2,916
  11,300  Federal National Mortgage Association ..............       420,925
  16,800  H & R Block, Inc. ..................................       487,200
   4,700  Student Loan Marketing Association .................       437,688
  11,200  Travelers Group, Inc. ..............................       508,200
                                                                ------------
                                                                   2,382,379

          FOOD PROCESSING - 5.1%
  11,700  General Mills ......................................       741,487
   8,700  Grand Metropolitan Plc ADR .........................       275,137
  13,500  Heinz (H.J.) Company ...............................       484,413
   3,400  Kellogg Company ....................................       223,125
  15,500  Quaker Oats Company ................................       590,938
   7,100  Sara Lee Corporation ...............................       264,475
   3,500  Unilever NY ADR ....................................       613,375
                                                                ------------
                                                                   3,192,950

          FOOD WHOLESALERS - 0.8%
   4,000  Fleming Companies, Inc. ............................        69,000
  17,400  McCormick & Company, Inc. ..........................       409,988
                                                                ------------
                                                                     478,988

           HOSPITAL SUPPLIES/HOSPITAL MANAGEMENT - 0.5%
  10,000   Bausch & Lomb, Inc. ................................      350,000

          HOTEL/MOTEL - 0.6%
   9,200  ITT Corporation* ...................................       399,050

          INSURANCE - 3.9%
  12,600  Alexander & Alexander Services, Inc. ...............       218,925
  14,200  American General Corporation .......................       580,425
   4,600  Hilb, Rogal & Hamilton Company .....................        60,950
   4,300  Lincoln National Corporation .......................       225,750
   3,200  Provident Companies, Inc. ..........................       154,800
   7,100  Safeco Corporation .................................       280,006
   8,300  St. Paul Companies, Inc. ...........................       486,588
  12,200  USF & G Corporation ................................       254,675
  15,300  Willis Corroon Group Plc ADR .......................       175,950
                                                                ------------
                                                                   2,438,069


                            SEE ACCOMPANYING NOTES.

STATEMENTS OF NET ASSETS
DECEMBER 31, 1996

SERIES O (EQUITY INCOME) (CONTINUED)

NUMBER                                                                  MARKET
OF SHARES   COMMON STOCKS (CONTINUED)                                   VALUE
--------------------------------------------------------------------------------
            INTEGRATED PETROLEUM - DOMESTIC - 4.1%
     6,300  Amoco Corporation ..................................      $507,150
     7,400  Atlantic-Richfield Company .........................       980,500
     3,800  British Petroleum PLC ADR ..........................       537,225
     3,646  Sun Company, Inc. ..................................        88,871
     3,900  Transcanada Pipelines, Ltd. ........................        68,250
    15,700  USX Marathon Group .................................       374,837
                                                                  ------------
                                                                     2,556,833

            INTEGRATED PETROLEUM - INTERNATIONAL - 5.5%
     9,800  Chevron Corporation ................................       637,000
     9,200  Exxon Corporation ..................................       901,600
     4,000  Mobil Corporation ..................................       489,000
     3,500  Royal Dutch Petroleum Company ADR ..................       597,625
     8,000  Texaco, Inc. .......................................       785,000
                                                                  ------------
                                                                     3,410,225

            MACHINERY - 0.3%
     1,800  GATX Corporation ...................................        87,300
     4,900  McDermott International, Inc. ......................        81,462
                                                                  ------------
                                                                       168,762

            MEDIA & COMMUNICATIONS - 0.5%
    10,400  R.R. Donnelley & Sons Company ......................       326,300

            MEDICAL SUPPLIES - 0.9%
     5,100  Bard (C.R.), Inc. ..................................       142,800
    10,500  Baxter International ...............................       430,500
                                                                  ------------
                                                                       573,300

            MINING & METALS - 1.3%
     7,400  Newmont Mining Corporation .........................       331,150
     8,000  Reynolds Metals Company ............................       451,000
                                                                  ------------
                                                                       782,150

            MISCELLANEOUS BUSINESS SERVICES - 0.1%
         2  ACNeilsen Corporation* .............................            30
     2,300  Cognizant Corporation ..............................        75,900
                                                                  ------------
                                                                        75,930


             MISCELLANEOUS CONSUMER DURABLES - 1.4%
     13,700  Corning, Inc. ......................................       633,625
      2,700  Eastman Kodak Company ..............................       216,675
                                                                   ------------
                                                                        850,300

            MISCELLANEOUS CONSUMER PRODUCTS - 1.4%
     3,400  Philip Morris Companies ............................       382,925
    11,700  Tambrands, Inc. ....................................       478,238
                                                                  ------------
                                                                       861,163

            MISCELLANEOUS - 0.2%
     3,500  Rouse Company ......................................       111,125

            OFFICE EQUIPMENT & SUPPLIES - 0.2%
     1,700  Pitney-Bowes, Inc. .................................       $92,650

            OIL & GAS DRILLING - 0.5%
     8,900  Repsol SA ADR ......................................       339,322

            PAPER - 0.7%
    10,600  International Paper Company ........................       427,975

            PAPER & FOREST PRODUCTS - 3.1%
     6,000  Consolidated Papers, Inc ...........................       294,750
     8,100  Georgia-Pacific Corporation ........................       583,200
     5,600  James River Corporation of Virginia ................       185,500
     2,700  Kimberly Clark .....................................       257,175
    13,100  Union Camp Corporation .............................       625,525
                                                                  ------------
                                                                     1,946,150

            PHARMACEUTICALS - 4.8%
     9,700  Abbott Laboratories ................................       492,275
    10,600  American Home Products Corporation .................       621,425
    15,595  Pharmacia & Upjohn, Inc. ...........................       617,951
     7,000  Smithkline Beecham Plc ADR .........................       476,000
    10,400  Warner-Lambert Company .............................       780,000
                                                                  ------------
                                                                     2,987,651

            PUBLISHING - 2.9%
     4,900  Deluxe Corporation .................................       160,475
     7,100  Dow Jones & Company, Inc. ..........................       240,512
    10,900  Dun & Bradstreet ...................................       258,875
     3,700  Gannett Company, Inc. ..............................       277,038
     6,600  McGraw-Hill Companies, Inc. ........................       304,425
    12,200  Readers Digest Association, Inc., (Cl. A) ..........       491,050
     1,300  Readers Digest Association, Inc., (Cl. B) ..........        47,125
                                                                  ------------
                                                                     1,779,500

            RAILROADS - 0.8%
     5,800  Union Pacific Corporation ..........................       348,725
     1,531  Conrail, Inc. ......................................       152,525
                                                                  ------------
                                                                       501,250

            RETAIL - DEPARTMENT STORES - 1.4%
     6,000  May Department Stores Company ......................       280,500
    12,600  J.C. Penney Company, Inc. ..........................       614,250
                                                                  ------------
                                                                       894,750


                            SEE ACCOMPANYING NOTES.

STATEMENTS OF NET ASSETS
DECEMBER 31, 1996

SERIES O (EQUITY INCOME) (CONTINUED)

PRINCIPAL
AMOUNT OR
 NUMBER                                                                  MARKET
OF SHARES    COMMON STOCKS (CONTINUED)                                   VALUE
--------------------------------------------------------------------------------
             TELECOMMUNICATIONS - 6.5%
  19,000     AT & T Corporation .................................      $826,500
  16,100     Alltel Corporation .................................       505,137
   8,000     BCE, Inc. ..........................................       382,000
   6,300     Bell Atlantic Corporation ..........................       407,925
  11,700     Bellsouth Corporation ..............................       472,388
  11,500     Frontier Corporation ...............................       260,187
  11,000     GTE Corporation ....................................       500,500
  11,100     Pacific Telesis Group ..............................       407,925
   7,100     Southern New England Telecommunications Corporation        276,013
                                                                   ------------
                                                                      4,038,575
             TELEPHONE - 0.8%
   5,000     SBC Communications, Inc. ...........................       258,750
   7,200     U.S. West Communications Group .....................       232,200
                                                                   ------------
                                                                        490,950

             TOBACCO - 1.8%
  12,400     American Brands, Inc. ..............................       615,350
   3,600     RJR Nabisco Holdings ...............................       122,400
  11,400     UST, Inc. ..........................................       369,075
                                                                   ------------
                                                                      1,106,825

             TRANSPORTATION - MISCELLANEOUS - 0.2%
   4,500     Alexander & Baldwin, Inc. ..........................       112,500
                                                                   ------------
             Total common stocks - Series O - 85.6% .............    53,371,842

             U.S. GOVERNMENT & GOVERNMENT AGENCY SECURITIES
             ----------------------------------------------

             U.S. GOVERNMENT SECURITIES - 2.6%
             U.S. Treasury Notes,
$100,000    6.125% - 1998 .......................................       100,491
$100,000    6.25% - 2000 ........................................       100,417
$400,000    6.50% - 2001 ........................................       404,448
$400,000    5.75% - 2003 ........................................       387,952
$200,000    5.625% - 2006 .......................................       189,142
$100,000    7.00% - 2006 ........................................       103,876
$400,000  U.S. Treasury Bonds, 6.00% - 2026 .....................       364,048
                                                                   ------------

            Total U.S. government & government agency
              securities - Series O - 2.6% ......................     1,650,374


PRINCIPAL
AMOUNT OR
NUMBER                                                                  MARKET
OF SHARES   REAL ESTATE INVESTMENT TRUSTS                               VALUE
--------------------------------------------------------------------------------
      2,000  Security Capital Pacific Trust .....................       $45,750
     27,236  Simon Debartolo Group, Inc. ........................       844,316
      4,300  Weingarten Realty Investors ........................       174,688
                                                                   ------------
             Total real estate investment trusts -
               Series O - 1.7% ..................................     1,064,754

             WARRANTS - 0.0%
        168  Homestead Village, Inc.* ...........................         1,365

             FOREIGN STOCKS
             ------------------------------------------

             SWITZERLAND - 0.8%
        451  Novartis* ..........................................       515,262

             UNITED KINGDOM - 0.2%
     63,200  Lonrho, Ltd. .......................................       134,652
                                                                   ------------
             Total foreign stocks - Series O - 1.0% .............       649,914

             TEMPORARY CASH INVESTMENTS
             ------------------------------------------
  1,029,532  Vista Treasury Institutional Money Market Fund .....     1,029,532
                                                                   ------------
             Total temporary cash investments - Series O - 1.7% .     1,029,532

             COMMERCIAL PAPER
             ------------------------------------------
  $765,000   Delaware Funding Corporation, 6.00%, 1-06-97 .......       764,363
 $1,000,000  Dover Corporation, 5.75%, 1-02-97 ..................       996,326
 $1,000,000  Dow Jones & Company, Inc., 6.25%, 1-02-97 ..........       999,653
 $1,000,000  Shell Oil Company, 6.25%, 1-24-97 ..................       999,826
 $1,200,000  Warner-Lambert Company, 6.5%, 1-02-97 ..............     1,199,783
                                                                   ------------
             Total commercial paper - Series O - 8.0% ...........     4,959,951
                                                                   ------------
             Total investments - Series O - 101.1% ..............    63,043,732
             Liabilities in excess of cash and other assets -
             Series O - (1.1%) ..................................      (666,670)
                                                                   ------------
             Total net assets - Series O - 100.0% ................  $62,377,062
                                                                   ============

                            SEE ACCOMPANYING NOTES.

STATEMENTS OF NET ASSETS
DECEMBER 31, 1996

SERIES S (SOCIAL AWARENESS)


 NUMBER                                                                 MARKET
OF SHARES    COMMON STOCKS (CONTINUED)                                  VALUE
--------------------------------------------------------------------------------
             ADVERTISING - 1.3%
     16,000  Omnicom Group, Inc. ................................      $732,000

             BANKING & FINANCE - 3.2%
     15,400  Banc One Corporation ...............................       662,200
     19,200  Bank of New York Company, Inc. .....................       648,000
     15,000  Northern Trust Corporation .........................       543,750
                                                                    ------------
                                                                      1,853,950

             BEVERAGES - 2.5%
     16,300  Coca-Cola Company ..................................       857,788
     20,000  PepsiCo, Inc. ......................................       585,000
                                                                    ------------
                                                                      1,442,788

             BIOTECHNOLOGY - 0.9%
      9,000  Amgen, Inc.* .......................................       489,375

             BUSINESS SERVICES - 7.3%
     17,000  Automatic Data Processing, Inc. ....................       728,875
     17,500  Bisys Group, Inc. ..................................       648,594
     10,000  Cintas Corporation .................................       587,500
     19,500  Concord EFS, Inc.* .................................       550,875
     20,625  Ha-Lo Industries, Inc.* ............................       567,187
     15,750  Paychex, Inc. ......................................       810,141
      9,000  Snap-On, Inc. ......................................       320,625
                                                                    ------------
                                                                      4,213,797

             CHEMICALS - SPECIALTY - 2.5%
     18,500  Praxair, Inc. ......................................       853,312
      9,000  Sigma - Aldrich ....................................       561,937
                                                                    ------------
                                                                      1,415,249

             COMMUNICATIONS - EQUIPMENT - 3.1%
      8,500  Aspect Telecommunications* .........................       539,750
     19,000  Tellabs, Inc.* .....................................       714,875
      7,000  U.S. Robotics Corporation* .........................       504,000
                                                                    ------------
                                                                      1,758,625

             COMPUTER SOFTWARE - 9.0%
     19,500  Cognos, Inc.* ......................................       548,437
     12,000  Computer Associates ................................       597,000
      6,000  Electronics for Imaging, Inc.* .....................       493,500
     10,500  HBO & Company ......................................       623,437
     15,750  McAfee Associates* .................................       693,000
     11,000  Microsoft Corporation* .............................       908,875
     10,500  Parametric Technology Corporation* .................       539,438
     16,400  Peoplesoft, Inc.* ..................................       786,175
                                                                    ------------
                                                                      5,189,862

             COMPUTER SYSTEMS - 4.9%
     14,000  Cisco Systems, Inc. ................................       890,750
      7,000  Compaq Computer Corporation* .......................       519,750
     16,000  Sun Microsystems, Inc.* ............................       411,000
     13,300  3Com Corporation* ..................................       975,888
                                                                    ------------
                                                                      2,797,388

             CONSUMER SERVICES - 3.5%
     26,000  Apollo Group, Inc. (Cl. A)* ........................      $869,375
     22,500  Service Corporation International ..................       630,000
     18,000  Sylvan Learning Systems, Inc.* .....................       513,000
                                                                    ------------
                                                                      2,012,375

             CONSUMER STAPLES - 1.0%
     20,250  Rexall Sundown, Inc.* ..............................       550,547

             FINANCIAL SERVICES - 5.0%
      7,200  Federal Home Loan Mortgage Corporation .............       792,900
     22,000  Federal National Mortgage Association ..............       819,500
      9,500  Finova Group, Inc. .................................       610,375
     19,000  First USA, Inc. ....................................       657,875
                                                                    ------------
                                                                      2,880,650

             HEALTH CARE - HMO - 0.9%
      8,900  Oxford Health Plans* ...............................       521,206

             HEALTH CARE - 2.1%
     12,000  Cardinal Health, Inc. ..............................       699,000
     16,000  Omnicare, Inc. .....................................       514,000
                                                                    ------------
                                                                      1,213,000

             HOSPITAL SUPPLIES/MANAGEMENT - 0.8%
     12,500  Healthsouth Corporation* ...........................       482,813

             HOUSEHOLD FURNISHINGS - 1.2%
     19,600  Leggett & Platt, Inc. ..............................       678,650

             HOUSEHOLD PRODUCTS - 2.7%
      8,000  Colgate-Palmolive Company ..........................       738,000
      7,800  Procter & Gamble Company ...........................       838,500
                                                                    ------------
                                                                      1,576,500

             INSURANCE - 2.4%
      6,200  American International Group, Inc. .................       671,150
     16,000  SunAmerica, Inc. ...................................       710,000
                                                                    ------------
                                                                      1,381,150

             MACHINERY - 1.1%
     15,000  Deere & Company ....................................       609,375

             MANUFACTURING - 1.3%
      9,000  Illinois Tool Works ................................       718,875

             MEDICAL PRODUCTS - 1.0%
     10,500  Guidant Corporation ................................       598,500

             MEDICAL INSTRUMENTS - 1.3%
     10,900  Medtronics, Inc. ...................................       741,200

             OFFICE EQUIPMENT & SUPPLIES - 0.7%
     15,500  Viking Office Products, Inc.* ......................       413,656

                           SEE ACCOMPANYING NOTES.

STATEMENTS OF NET ASSETS
DECEMBER 31, 1996

SERIES S (SOCIAL AWARENESS) (CONTINUED)


NUMBER                                                                  MARKET
OF SHARES    COMMON STOCKS (CONTINUED)                                  VALUE
--------------------------------------------------------------------------------
             OIL & GAS EXPLORATION - 3.6%
     12,000  Anadarko Petroleum Corporation .....................      $777,000
     15,500  Apache Corporation .................................       548,313
     14,900  Sonat, Inc. ........................................       767,350
                                                                    ------------
                                                                      2,092,663

             PACKAGING & CONTAINERS - 0.5%
      7,200  Sealed Air Corporation* ............................       299,700

             PHARMACEUTICALS - 5.9%
     24,000  Dura Pharmaceuticals, Inc.* ........................     1,146,000
     13,032  Johnson & Johnson ..................................       648,342
     10,400  Merck & Company, Inc. ..............................       824,200
     11,900  Schering-Plough Corporation ........................       770,525
                                                                    ------------
                                                                      3,389,067

             POLLUTION CONTROL - 1.2%
     21,750  United States Filter Corporation* ..................       690,563

             RESTAURANTS - 3.9%
     26,500  Landry's Seafood Restaurants* ......................       566,437
     19,000  Papa John's International, Inc.* ...................       641,250
     18,500  Starbucks Corporation* .............................       529,562
     24,000  Wendy's International, Inc. ........................       492,000
                                                                    ------------
                                                                      2,229,249
             RETAIL - 4.9%
      6,250  CDW Computer Centers, Inc.* ........................       370,703
     12,000  Dollar General Corporation .........................       384,000
     12,000  Kohl's Corporation* ................................       471,000
      5,000  Nine West Group, Inc.* .............................       231,875
     20,000  Petsmart, Inc.* ....................................       437,500
     30,375  Staples, Inc.* .....................................       548,648
     10,000  Tiffany & Company ..................................       366,250
                                                                    ------------
                                                                      2,809,976

             RETAIL TRADE - 1.5%
     21,300  Walgreens Company ..................................       852,000

             SEMI-CONDUCTORS - 5.3%
     14,500  Applied Materials, Inc.* ...........................       521,094
     17,000  Atmel Corporation* .................................       563,125
      7,500  Intel Corporation ..................................       982,031
      7,700  KLA Instruments Corporation* .......................       273,350
      4,800  Novellus Systems, Inc.* ............................       260,100
     13,000  Xilinx, Inc.* ......................................       478,563
                                                                    ------------
                                                                      3,078,263

             TELECOMMUNICATIONS - 0.6%
      9,000  Sprint Corporation .................................       358,875

             TEXTILES - APPAREL - 0.6%
      7,500  Tommy Hilfiger Corporation* ........................       360,000

             TOYS & SPORTING GOODS - 0.9%
     18,500  Mattel, Inc. .......................................       513,375

PRINCIPAL
AMOUNT OR
NUMBER                                                                  MARKET
OF SHARES    COMMON STOCKS (CONTINUED)                                  VALUE
--------------------------------------------------------------------------------
             TRANSPORTATION - 0.9%
     16,500  Illinois Central Corporation .......................      $528,000

             UTILITIES - 0.9%
      9,500  Consolidated Natural Gas ...........................       524,875
                                                                    ------------
             Total common stocks - Series S - 90.4% .............    51,998,137

             CERTIFICATE OF DEPOSIT
             ------------------------------------------

             CERTIFICATE OF DEPOSIT - 0.2%
   $100,000  South Shore Bank, 5%, 3-3-97 .......................       100,000
                                                                    ------------
             Total certificate of deposit - Series S - 0.2% .....       100,000
                                                                    ------------
             Total investments - Series S - 90.6% ...............    52,098,137
             Cash and other assets, less liabilities -
               Series S - 9.4% ..................................     5,398,578
                                                                    ------------
             Total net assets - Series S - 100.0% ...............   $57,496,715
                                                                    ============

The identified cost of investments owned at December 31, 1996 was the same for federal income tax and financial statement purposes for Series A, B, C, K and S. The identified cost of investments for federal income tax purposes for Series D, E, J, M, N and O was $218,817,069, $123,051,930, $108,447,841,
$35,178,909, $20,642,524, and $52,128,597, respectively.

*Securities on which no cash dividend was paid during the preceding twelve months. ADR (American Depositary Receipt) CMO (Collateralized Mortgage Obligation)

(1) Deferred interest obligation; currently zero coupon under terms of initial *offering.

(2) Principal amount on foreign bond is reflected in local currency (e.g., Danish krone) while market value is reflected in U.S. dollars.

(3)  Variable rate security which may be reset the first of each month.

(4)  Variable rate security which may be reset the first of each quarter.

(5) Put bond - a type of specialty bond that gives the holder the right to redeem to the issuer at certain specified times before maturity.

                           SEE ACCOMPANYING NOTES.

BALANCE SHEET
DECEMBER 31, 1996

                                                                                                          SERIES D        SERIES E
                                                  SERIES A        SERIES B            SERIES C          (WORLDWIDE       (HIGH GRADE
                                                  (GROWTH)     (GROWTH-INCOME)      (MONEY MARKET)        EQUITY)         INCOME)
                                              --------------------------------------------------------------------------------------
ASSETS
Investments, at value
     (identified cost $476,701,228,
     $677,179,834, $34,582,131,
     $218,780,429 and $122,998,024,
     respectively) .........................    $658,752,000     $886,901,104     $34,561,899        $242,432,338     $122,349,241

Short-term commercial paper, at
     market value or at amortized cost
     which approximates market value
     (identified cost $898,530, $10,788,103,
     $92,611,702, $0 and $0, respectively)..         898,530       10,788,103      92,578,417                  --               --

Cash .......................................      54,826,926       56,456,638           7,307           7,498,782        9,930,500

Receivables:
     Fund shares sold ......................         855,610          469,673       1,927,247             208,967          134,668
     Securities sold                                      --               --          70,445           6,474,269           46,324
     Interest ..............................         158,409        4,156,776         425,620                  --        2,154,046
     Dividends .............................         865,396        1,014,175              --             137,727               --
     Foreign taxes recoverable .............              --               --              --             134,482               --
                                               -------------    -------------   -------------       -------------     ------------
       Total assets ........................    $716,356,871     $959,786,469    $129,570,935        $256,886,565     $134,614,779
                                               =============    =============   =============       =============     ============

LIABILITIES AND NET ASSETS
     Liabilities:
     Payable for:
       Securities purchased ................             $--              $--             $--          $9,242,676              $--
       Fund shares redeemed ................       1,200,844        2,441,454         820,749             157,685          460,681
       Other liabilities:
         Management fees ...................         467,334          631,048          56,076             210,219           85,999
         Custodian fees ....................           8,399            7,500           4,120              47,367            2,791
         Forward foreign exchange contracts.              --               --              --             114,392               --
         Transfer and administration fees ..          28,357           38,160           5,334               8,698            5,419
         Professional fees .................          29,728           34,000           5,000               2,668            6,699
         Miscellaneous .....................          31,651           48,000           7,543              77,279           12,079
                                               -------------    -------------   -------------       -------------     ------------
     Total liabilities .....................       1,766,313        3,200,162         898,822           9,860,984          573,668
     Net Assets:
     Paid in capital .......................     476,200,521      666,852,038     121,964,722         206,377,325      138,273,273
     Undistributed net investment income ...       5,364,046       22,620,615       6,760,908           5,665,264        8,629,443
          Accumulated undistributed net
            realized gain (loss) on sale
            of investments and foreign
            currency transactions ..........      50,975,219       57,392,384              --          11,450,403      (12,212,822)
          Net unrealized appreciation
            (depreciation) in value of
            investments and translation
            of assets and liabilities in
            foreign currency ...............     182,050,772      209,721,270         (53,517)         23,532,589         (648,783)
                                               -------------    -------------   -------------       -------------     ------------
               Net assets ..................     714,590,558      956,586,307     128,672,113         247,025,581      134,041,111
                                               -------------    -------------   -------------       -------------     ------------
                 Total liabilities
                   and net assets ..........    $716,356,871     $959,786,469    $129,570,935        $256,886,565     $134,614,779
                                               =============    =============   =============       =============     ============
Capital shares authorized ..................   1,000,000,000    1,000,000,000   1,000,000,000       1,000,000,000      250,000,000
Capital shares outstanding .................      29,390,562       27,020,483      10,245,857          40,253,879       11,170,955
Net asset value per share (net assets
     divided by shares outstanding) ........          $24.31           $35.40          $12.56               $6.14           $12.00
                                               =============    =============   =============       =============     ============

                            SEE ACCOMPANYING NOTES.

DECEMBER 31, 1996

                                                                SERIES K        SERIES M       SERIES N
                                                   SERIES J     (GLOBAL      (SPECIALIZED     (MANAGED     SERIES O    SERIES S
                                                  (EMERGING    AGGRESSIVE        ASSET          ASSET       (EQUITY    (SOCIAL
                                                   GROWTH)        BOND)       ALLOCATION)    ALLOCATION)    INCOME)    AWARENESS)
                                            ----------------------------------------------------------------------------------------

ASSETS
Investments at value (identified cost
     $108,447,123, $11,909,824, $35,115,700,
     $20,637,586, $52,098,699 and
     $40,913,266, respectively) ...........  $136,210,534   $12,231,755    $37,060,453    $22,490,459    $58,083,781    $52,098,137

Short-term commercial paper,
     at market value or at amortized
     cost which approximates market
     value (identified cost $0, $0,
     $0, $969,818, $4,959,951 and $0,
     respectively) ..........................          --            --             --        969,818      4,959,951             --

Cash ........................................  12,199,550   113,497 118             --             --             --      5,323,445
Receivables:
     Fund shares sold .......................     192,455        34,639         77,760          5,924        288,647        238,200
     Securities sold ........................          --        58,394      1,208,407             --             --             --
     Interest ...............................      47,348       367,069         75,428        141,909         43,522         25,656
     Dividends ..............................      34,565            --         37,491         20,213        137,723         34,438
     Prepaid expenses .......................          --            --          2,355          4,122          5,584             --
     Forward foreign exchange contracts .....          --        11,473             --             --             69             --
     Foreign taxes recoverable ..............          --            --          6,920          2,593             --             --
                                             ------------  ------------    -----------    -----------    -----------    -----------
     Total assets .......................... $148,684,452   $12,816,827    $38,468,932    $23,635,038    $63,519,277    $57,719,876
                                             ============  ============    ===========    ===========    ===========    ===========

LIABILITIES AND NET ASSETS
Liabilities:
     Payable for
       Securities purchased ..................        $--           $--            $--       $240,692       $406,681            $--
       Fund shares redeemed ..................    152,493        56,841         25,218         12,565        660,061        180,312
     Written call options outstanding ......           --        17,937             --             --             --             --
     Other liabilities:
       Management fees .......................     97,128            --         32,878         19,951         53,686         37,435
       Custodian fees ........................      2,106        10,067          3,480          6,246          8,127            647
       Transfer and administration fees ......      6,101           904          1,672          4,826          2,634          2,459
       Professional fees .....................        904         3,339          5,500          2,500          6,000            576
       Miscellaneous .........................      4,432         7,844          4,261          3,680          5,026          1,732
                                             ------------  ------------    -----------    -----------    -----------    -----------
     Total liabilities .....................      263,164        96,932         73,009        290,460      1,142,215        223,161

Net Assets:
     Paid in capital .......................  115,388,609    12,369,761     34,576,966     20,739,163     53,928,508     42,359,859
     Undistributed net investment income ...      541,285            --        925,207        455,999      1,028,253        138,079
     Accumulated undistributed net realized
       gain (loss) on sale of investments and
       foreign currency transactions .........  4,727,983        29,227        949,137        297,452      1,435,303      3,813,906
Net unrealized appreciation in value of
     investments and translation of assets
     and liabilities in foreign currency ...   27,763,411       320,907      1,944,613      1,851,964      5,984,998     11,184,871
                                             ------------  ------------    -----------    -----------    -----------    -----------
     Net assets ............................  148,421,288    12,719,895     38,395,923     23,344,578     62,377,062     57,496,715
                                             ------------  ------------    -----------    -----------    -----------    -----------
     Total liabilities and net assets....... $148,684,452   $12,816,827    $38,468,932    $23,635,038    $63,519,277    $57,719,876
                                             ============  ============    ===========    ===========    ===========    ===========
Capital shares authorized ..................  250,000,000    50,000,000     50,000,000     50,000,000     50,000,000    250,000,000
Capital shares outstanding .................    8,133,639     1,186,103      3,186,888      1,942,823      4,451,014      3,012,966

Net asset value per share (net assets
divided by shares outstanding) .............       $18.25        $10.72         $12.05         $12.02         $14.01         $19.08
                                             ============  ============    ===========    ===========    ===========    ===========

                            SEE ACCOMPANYING NOTES.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                                  SERIES D       SERIES E
                                                SERIES A        SERIES B          SERIES C       (WORLDWIDE    (HIGH GRADE
                                                (GROWTH)     (GROWTH-INCOME)   (MONEY MARKET)      EQUITY)       INCOME)
                                         ---------------------------------------------------------------------------------------

INVESTMENT INCOME:
     Dividends ............................    $8,963,248      $12,388,937              $--       $3,960,433              $--
     Interest .............................     1,483,422       17,764,649        7,746,574          842,315        9,721,375
                                            -------------    -------------    -------------    -------------     ------------
                                               10,446,670       30,153,586        7,746,574        4,802,748        9,721,375
     Less foreign tax expense .............            --               --               --         (428,149)              --
                                            -------------    -------------    -------------    -------------     ------------
     Total investment income ..............    10,446,670       30,153,586        7,746,574        4,374,599        9,721,375

EXPENSES:
     Management fees ......................     4,497,034       6,655,890           708,300        2,164,284          959,641
     Custodian fees .......................        30,331          37,924            12,429          193,610            9,821
     Transfer/maintenance fees ............         3,573           3,347             3,415            3,061            2,911
     Administration fees ..................       269,822         399,353            63,747          317,824           57,578
     Directors' fees ......................        17,955          27,369             4,808            6,735            1,447
     Professional fees ....................        66,130          75,033            10,296           25,036            8,755
     Reports to shareholders ..............        64,555         150,384            14,062           21,331           21,361
     Registration fees ....................           763           1,145               313           21,350              190
     Other expenses .......................        30,312          69,719             9,712           33,047            2,350
                                            -------------    -------------    -------------    -------------    -------------
       Total expenses .....................     4,980,475       7,420,164           827,082        2,786,278        1,064,054
     Less earnings credits ................          (566)           (258)           (1,716)             --            (7,030)
                                             -------------   -------------    -------------    -------------    ------------
     Net expenses .........................      4,979,909       7,419,906          825,366        2,786,278        1,057,024
                                             -------------   -------------    -------------    -------------    ------------
       Net investment income ..............      5,466,761      22,733,680        6,921,208        1,588,321        8,664,351

NET REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) during the year on:
       Investments ........................     51,089,074      57,472,747               --       14,468,531       (2,164,110)
       Foreign currency transactions ......             --              --               --        3,728,221               --
                                             -------------   -------------    -------------    -------------    -------------
         Net realized gain (loss) .........     51,089,074      57,472,747               --       18,196,752       (2,164,110)

Net change in unrealized appreciation
     (depreciation) during the year on:
       Investments ........................     62,940,793      65,772,214          (41,770)      15,106,354       (7,551,691)
       Translation of assets and liabilities
         in foreign currencies ............             --              --               --       (1,758,832)              --
                                             -------------   -------------    -------------    -------------     ------------
          Net unrealized appreciation
            (depreciation) ................     62,940,793      65,772,214          (41,770)      13,347,522       (7,551,691)

         Net gain (loss) ..................    114,029,867     123,244,961          (41,770)      31,544,274       (9,715,801)
                                             -------------   -------------    -------------    -------------     ------------
          Net increase (decrease) in
            net assets resulting from
            operations ....................   $119,496,628    $145,978,641       $6,879,438      $33,132,595      ($1,051,450)
                                             =============    ============    =============    =============     ============

                            SEE ACCOMPANYING NOTES.

FOR THE YEAR ENDED DECEMBER 31, 1996

                                                              SERIES K        SERIES M        SERIES N
                                                  SERIES J     (GLOBAL      (SPECIALIZED      (MANAGED     SERIES O    SERIES S
                                                 (EMERGING    AGGRESSIVE        ASSET           ASSET      (EQUITY      (SOCIAL
                                                  GROWTH)        BOND)       ALLOCATION)     ALLOCATION)    INCOME)   AWARENESS)
                                            ----------------------------------------------------------------------------------------

INVESTMENT INCOME:
     Dividends ............................      $386,091           $--        $669,164      $219,880    $1,125,073     $312,204
     Interest .............................       421,213     1,085,466         519,827       507,512       359,083      225,317
                                             ------------  ------------     -----------   -----------   -----------  -----------
                                                  807,304     1,085,466       1,188,991       727,392     1,484,153     537,521
       Less foreign tax expense ...........            --       (12,806)        (18,715)       (5,474)           --          --
                                             ------------  ------------     -----------   -----------   -----------  -----------
         Total investment income ..........       807,304     1,072,660       1,170,276       721,918     1,484,156      537,521

EXPENSES:
     Management fees ......................       961,958        69,196         286,419       174,823       392,594      353,220
     Custodian fees .......................        12,809        15,235          18,674        17,568        21,612        3,696
     Transfer/maintenance fees ............         3,025         2,399           2,232         2,109         2,359        2,351
     Administration fees ..................        57,717        43,030          51,639        46,617        17,667       21,193
     Directors' fees ......................         3,901            51             805           648         1,167        1,582
     Professional fees ....................         8,755        10,967           4,182         7,069        10,680        3,316
     Reports to shareholders ..............        20,517         1,433           3,114         2,254         3,920        7,931
     Registration fees ....................           136         2,500           1,460         1,460         1,460           54
     Other expenses .......................         8,559         1,515          16,389         1,959         1,510        3,382
                                             ------------  ------------     -----------   -----------   -----------  -----------
       Total expenses .....................     1,077,377       146,326         384,914       254,507       452,969      396,725
     Less:
       Reimbursement of expenses ..........            --       (69,196)             --            --            --           --
       Earnings credits ...................           (30)           --              --            --            --       (2,088)
                                             ------------  ------------     -----------   -----------   -----------  -----------
     Net expenses .........................     1,077,347        77,130         384,914       254,507       452,969      394,637
                                             ------------  ------------     -----------   -----------   -----------  -----------
       Net investment income (loss) .......      (270,043)      995,530         785,362       467,411     1,031,187      142,884

NET REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss)
       during the year on:
       Investments ........................     4,744,892       218,893         950,428       297,696     1,436,802    3,818,240
       Foreign currency transactions ......            --      (184,631)        (13,901)       (7,082)       (1,154)          --
       Futures contracts ..................       829,934            --         176,425            --            --           --
                                             ------------  ------------     -----------   -----------   -----------  -----------
         Net realized gain ................     5,574,826        34,262       1,112,952       290,614     1,435,648    3,818,240

Net change in unrealized appreciation
     (depreciation) during the year on:
     Investments ..........................    16,151,675       228,681       1,910,847     1,466,738     4,978,960    3,541,342
     Translation of assets and liabilities
       in foreign currencies ..............            --         7,865            (253)         (258)          (84)          --
     Futures contracts ....................            --            --         (76,555)           --            --           --
                                             ------------  ------------     -----------   -----------   -----------  -----------
       Net unrealized appreciation ........    16,151,675       236,546       1,834,039     1,466,480     4,978,876    3,541,342
                                             ------------  ------------     -----------   -----------   -----------  -----------
         Net gain .........................    21,726,501       270,808       2,946,991     1,757,094     6,414,524    7,359,582
                                             ------------  ------------     -----------   -----------   -----------  -----------

         Net increase in net assets
           resulting from operations ......   $21,456,458    $1,266,338      $3,732,353    $2,224,505    $7,445,711   $7,502,466
                                             ============  ============     ===========   ===========   ===========  ===========

                            SEE ACCOMPANYING NOTES.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                                       SERIES D        SERIES E
                                                SERIES A        SERIES B            SERIES C          (WORLDWIDE      (HIGH GRADE
                                                (GROWTH)     (GROWTH-INCOME)      (MONEY MARKET)        EQUITY)         INCOME)
                                         -------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
     Net investment income ................    $5,466,761      $22,733,680        $6,921,208          $1,588,321      $8,664,351
     Net realized gain (loss) .............    51,089,074       57,472,747                --          18,196,752      (2,164,110)
     Unrealized appreciation (depreciation)
       during the period ..................    62,940,793       65,772,214           (41,770)         13,347,522      (7,551,691)
                                            -------------    -------------     -------------       -------------    ------------
        Net increase (decrease) in
         net assets resulting from
         operations .......................   119,496,628      145,978,641         6,879,438          33,132,595      (1,051,450)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income ................    (4,858,702)     (18,421,256)       (5,014,558)         (6,982,410)     (7,686,321)
     Net realized gain ....................   (30,078,874)     (89,075,535)               --          (6,588,531)             --
                                            -------------    -------------     -------------       -------------    ------------
       Total distributions to shareholders    (34,937,576)    (107,496,791)       (5,014,558)        (13,570,941)     (7,686,321)

CAPITAL SHARE TRANSACTIONS (A):
     Proceeds from sale of shares .........    272,735,836     195,756,138       300,770,030          95,984,267      71,870,139
     Dividends reinvested .................     34,937,576     107,496,791         5,014,558          13,570,941       7,686,321
     Shares redeemed ......................   (197,533,006)   (180,261,174)     (284,413,035)        (59,872,380)    (62,429,363)
                                             -------------   -------------     -------------       -------------    ------------
       Net increase from capital share
         transactions .....................    110,140,406     122,991,755        21,371,553          49,682,828      17,127,097
                                             -------------   -------------     -------------       -------------    ------------
           Total increase in net assets ...    194,699,458     161,473,605        23,236,433          69,244,482       8,389,326

NET ASSETS:
     Beginning of year ....................    519,891,100     795,112,702       105,435,680         177,781,099     125,651,785
                                             -------------   -------------     -------------       -------------    ------------
     End of year ..........................   $714,590,558    $956,586,307      $128,672,113        $247,025,581    $134,041,111
                                             =============   =============     =============       =============    ============

     Undistributed net investment
       income at end of year ..............     $5,364,046     $22,620,615        $6,760,908          $5,665,264      $8,629,443
                                             =============   =============     =============       =============    ============

     (a) Shares issued and redeemed
         Shares sold ......................     11,815,669       5,479,920        23,991,955          15,951,967       5,820,235
         Dividends reinvested .............      1,535,718       3,174,743           405,053           2,280,830         649,731
         Shares redeemed ..................     (8,682,010)     (5,055,630)      (22,692,246)         (9,930,879)     (5,068,479)
                                             -------------   -------------     -------------       -------------    ------------
           Net increase ...................      4,669,377       3,599,033         1,704,762           8,301,918       1,401,487
                                             =============   =============     =============       =============    ============

                            SEE ACCOMPANYING NOTES.

FOR THE YEAR ENDED DECEMBER 31, 1996

                                                            SERIES K        SERIES M        SERIES N
                                               SERIES J     (GLOBAL      (SPECIALIZED      (MANAGED       SERIES O     SERIES S
                                              (EMERGING    AGGRESSIVE        ASSET           ASSET         (EQUITY      (SOCIAL
                                               GROWTH)        BOND)       ALLOCATION)     ALLOCATION)      INCOME)    AWARENESS)
                                            ----------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
     Net investment income (loss) .........    $(270,043)     $995,530     $785,362      $467,411    $1,031,187       $142,884
     Net realized gain ....................    5,574,826        34,262    1,112,952       290,614     1,435,648      3,818,240
     Unrealized appreciation
       during the period ..................   16,151,675       236,546    1,834,039     1,466,480     4,978,876      3,541,342
                                            ------------  ------------  -----------   -----------   -----------    -----------
         Net increase in net assets
           resulting from operations ......   21,456,458     1,266,338    3,732,353     2,224,505     7,445,711      7,502,466

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income ................     (236,747)     (844,106)    (332,910)     (112,833)     (108,567)      (217,556)
     Net realized gain ....................   (5,477,835)     (141,415)    (154,426)      (22,914)       (7,238)    (1,127,096)
                                            ------------  ------------  -----------   -----------   -----------    -----------

        Total distribution to shareholders    (5,714,582)     (985,521)    (487,336)     (135,747)     (115,805)    (1,344,652)

CAPITAL SHARE TRANSACTIONS (A):
     Proceeds from sale of shares .........   93,417,694    10,501,775   27,932,031    14,703,728    54,553,040     20,989,370
     Dividends reinvested .................    5,714,582       985,521      487,336       135,747       115,805      1,344,652
     Shares redeemed ......................  (59,832,305)   (4,726,579)  (9,244,884)   (4,163,794)  (13,149,311)    (7,825,379)
                                            ------------  ------------  -----------   -----------   -----------    -----------

       Net increase from capital
         share transactions ...............   39,299,971     6,760,717   19,174,483    10,675,681    41,519,534     14,508,643
                                            ------------  ------------  -----------   -----------   -----------     -----------

       Total increase in net assets .......   55,041,847     7,041,534   22,419,500    12,764,439    48,849,440     20,666,457

NET ASSETS:
     Beginning of year ....................   93,379,441     5,678,361   15,976,423    10,580,139    13,527,622     36,830,258
                                            ------------  ------------  -----------   -----------   -----------    -----------
     End of year .......................... $148,421,288   $12,719,895  $38,395,923   $23,344,578   $62,377,062    $57,496,715
                                            ============  ============  ===========   ===========   ===========    ===========

     Undistributed net investment
       income at end of year ..............     $541,285           $--     $925,207      $455,499    $1,028,253       $138,079
                                            ============  ============  ===========   ===========   ===========    ===========

     (a) Shares issued and redeemed
         Shares sold ......................    5,392,420       968,131    2,471,114     1,317,755     4,318,273      1,144,145
         Dividends reinvested .............      316,597        91,933       42,899        12,013         8,922         70,585
         Shares redeemed ..................   (3,388,952)     (429,302)    (818,625)     (372,924)   (1,032,400)      (435,648)
                                            ------------  ------------  -----------   -----------   -----------    -----------
           Net increase ...................    2,320,065       630,762    1,695,388       956,844     3,294,795        779,082
                                            ============  ============  ===========   ===========   ===========    ===========

                            SEE ACCOMPANYING NOTES.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                                                SERIES D      SERIES E
                                               SERIES A        SERIES B         SERIES C      (WORLDWIDE     (HIGH GRADE
                                               (GROWTH)     (GROWTH-INCOME)   (MONEY MARKET)    EQUITY)        INCOME)
                                         -------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
     Net investment income ................      $4,866,610      $18,703,765     $5,008,362     $1,475,486     $7,776,981
     Net realized gain ....................      30,112,684       99,034,666             --     10,198,109      3,043,977
     Unrealized appreciation during the period   97,759,964       63,506,371         16,141      6,880,054      9,249,705
                                              -------------    -------------  -------------  -------------   ------------
     Net increase in net assets resulting
     from operations ......................     132,739,258      181,244,802      5,024,503     18,553,649     20,070,663

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income ................      (3,560,363)     (12,339,763)    (4,193,295)       (28,486)    (7,575,652)
     Net realized gain ....................     (15,009,374)              --             --     (1,835,762)            --
                                              -------------    -------------  -------------  -------------   ------------
     Total distributions to shareholders...     (18,569,737)     (12,339,763)    (4,193,295)    (1,864,248)    (7,575,652)

CAPITAL SHARE TRANSACTIONS (A):
     Proceeds from sale of shares .........     178,841,720      149,198,824    162,965,890     81,864,579     56,773,129
     Dividends reinvested .................      18,569,737       12,339,763      4,193,295      1,864,248      7,575,652
     Shares redeemed ......................    (123,978,278)    (130,485,002)  (181,223,040)   (69,669,706)   (58,270,162)
                                              -------------    -------------  -------------  -------------   ------------
      Net increase (decrease) from
       capital share transactions .........      73,433,179       31,053,585    (14,063,855)    14,059,121      6,078,619
                                              -------------    -------------  -------------  -------------   ------------

        Total increase (decrease)
         in net assets ....................     187,602,700      199,958,624    (13,232,647)    30,748,522     18,573,630

NET ASSETS:
     Beginning of period ..................     332,288,400      595,154,078    118,668,327    147,032,577    107,078,155
                                              -------------    -------------  -------------  -------------   ------------
     End of period ........................    $519,891,100     $795,112,702   $105,435,680   $177,781,099   $125,651,785
                                              =============    =============  =============  =============   ============

     Undistributed net investment
      income at end of period .............      $4,755,987      $18,308,191     $4,854,258     $4,447,615     $7,651,413
                                              =============    =============  =============  =============   ============

      (a) Shares issued and redeemed
          Shares sold .....................       9,705,386        4,927,872     13,110,725     15,967,670      4,585,694
          Dividends reinvested ............         943,105          383,461        344,843        345,872        622,486
          Shares redeemed .................      (6,692,130)      (4,314,590)   (14,585,481)   (13,363,236)    (4,736,924)
                                              -------------    -------------  -------------  -------------   ------------
           Net increase (decrease) ........       3,956,361          996,743     (1,129,913)     2,950,306        471,256
                                              =============    =============  =============  =============   ============

                            SEE ACCOMPANYING NOTES.

FOR THE YEAR ENDED DECEMBER 31, 1995

                                                             SERIES K        SERIES M        SERIES N
                                                SERIES J     (GLOBAL      (SPECIALIZED      (MANAGED       SERIES O    SERIES S
                                               (EMERGING    AGGRESSIVE        ASSET           ASSET        (EQUITY     (SOCIAL
                                                GROWTH)       BOND)*       ALLOCATION)*    ALLOCATION)*    INCOME)*    AWARENESS)
                                            ----------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
     Net investment income ................    $218,141      $285,818        $155,597        $112,171      $106,787       $224,085
     Net realized gain (loss) .............  11,201,462       (16,723)        307,769          19,003         5,739      1,728,460
     Unrealized appreciation
       during the period ..................   3,419,768        84,361         110,574         385,484     1,006,122      5,304,983
                                           ------------  ------------     -----------     -----------   -----------    -----------
     Net increase in net assets
       resulting  from operations .........  14,839,371       353,456         573,940         516,658     1,118,648      7,257,528

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income ................          --      (245,889)             --              --            --       (158,603)
     Distribution in excess of capital gains         --       (23,205)             --              --            --             --
     Tax return of capital distribution ...          --       (15,693)             --              --            --             --
                                           ------------  ------------     -----------     -----------   -----------     -----------
       Total distribution to shareholders .          --      (284,787)             --              --            --       (158,603)

CAPITAL SHARE TRANSACTIONS (A):
     Proceeds from sale of shares .........  44,371,374     8,894,552      20,292,459      10,904,285    13,390,619     10,381,340
     Dividends reinvested .................          --       284,787              --              --            --        158,603
     Shares redeemed ...................... (42,770,961)   (3,569,647)     (4,889,976)       (840,804)     (981,645)    (5,347,822)
                                           ------------  ------------     -----------     -----------   -----------    -----------

     Net increase from capital
       share transactions .................   1,600,413     5,609,692      15,402,483      10,063,481    12,408,974      5,192,121
                                           ------------  ------------     -----------     -----------   -----------    -----------

     Total increase in net assets .........  16,439,784     5,678,361      15,976,423      10,580,139    13,527,622     12,291,046

NET ASSETS:
     Beginning of period ..................  76,939,657            --              --              --            --     24,539,212
                                           ------------  ------------     -----------     -----------   -----------    -----------
     End of period ........................ $93,379,441    $5,678,361     $15,976,423     $10,580,139   $13,527,622    $36,830,258
                                           ============  ============     ===========     ===========   ===========    ===========

     Undistributed net investment
       income at end of period ............    $218,141           $--        $310,231        $108,503      $106,787       $212,751
                                           ============  ============     ===========     ===========   ===========    ===========

     (a) Shares issued and redeemed
         Shares sold ......................   2,964,051       875,221       1,952,323       1,067,140     1,243,531        698,002
         Dividends reinvested                        --        27,920              --              --            --          9,760
         Shares redeemed ..................  (2,875,387)     (347,800)       (460,823)        (81,161)      (87,312)      (366,291)
                                           ------------  ------------     -----------     -----------   -----------    -----------
     Net increase .........................      88,664       555,341       1,491,500         985,979     1,156,219        341,471
                                           ============  ============     ===========     ===========   ===========    ===========

*Period June 1, 1995 (inception) through December 31, 1995.

                            SEE ACCOMPANYING NOTES.

FINANCIAL HIGHLIGHTS

                                                                                                                         AVERAGE
                                                                                                         RATIO             COM-
                                                                                               RATIO      OF              MISSION
         NET               NET              DIVI-                                                OF       NET             PAID
       ASSET             GAIN     TOTAL    DENDS                                        NET   EXPENSES   INCOME            PER
       VALUE     NET    (LOSS)     FROM    (FROM    DISTRI-             NET            ASSETS    TO      (LOSS)   PORT-   INVEST-
FISCAL  BEGIN-  INVEST-  (REAL-    INVEST-   NET     BUTIONS            ASSET          END OF   AVER-      TO     FOLIO    MENT
PERIOD  NING     MENT    IZED &     MENT    INVEST-   (FROM    TOTAL   VALUE   TOTAL   PERIOD    AGE     AVERAGE   TURN-  SECU-
ENDED    OF     INCOME   UNREAL-   OPERA-    MENT    CAPITAL  DISTRI-  END OF  RETURN   (THOU-    NET       NET     OVER    RITY
DEC.31  PERIOD  (LOSS)    IZED)    TIONS    INCOME)   GAINS)  BUTIONS  PERIOD   (c)    SANDS)   ASSETS   ASSETS    RATE   TRADED
------------------------------------------------------------------------------------------------------------------------------------

                                                         SERIES A (Growth)
1992    $17.26  $0.23   $1.615    $1.845  $(0.242) $(0.533)  $(0.775)   $18.33  11.1%   $296,548  0.86%    1.46%    77%      $N/A
1993     18.33   0.39    2.076     2.466   (0.224)  (0.752)   (0.976)    19.82  13.7%    317,407  0.86%    2.01%   108%       N/A
1994     19.82   0.20   (0.442)   (0.242)  (0.38)   (3.198)   (3.578)    16.00  (1.7%)   332,288  0.84%    1.13%    90%       N/A
1995(f)  16.00   0.18    5.648     5.828   (0.153)  (0.645)   (0.798)    21.03  36.8%    519,891  0.83%    1.13%    83%       N/A
1996(f)  21.03   0.18    4.495     4.675   (0.194)  (1.201)   (1.395)    24.31  22.7%    714,591  0.83%    0.9%     57%    0.0598

                                                     SERIES B (Growth-Income)

1992    $26.85  $0.65    $.999    $1.649  $(0.583) $(0.156)  $(0.739)   $27.76   6.3%   $467,208  0.86%    3.22%    56%      $N/A
1993     27.76   0.64    2.009     2.649   (0.679)     ---    (0.679)    29.73   9.6%    583,599  0.86%    2.63%    95%       N/A
1994     29.73   0.51   (1.34)    (0.83)   (0.680)  (1.68)    (2.36)     26.54  (3.0%)   595,154  0.84%    2.07%    43%       N/A
1995(f)  26.54   0.79    7.16      7.95    (0.540)     ---    (0.540)    33.95  30.1%    795,113  0.83%    2.70%    94%       N/A
1996(f)  33.95   0.83    5.16      5.99    (0.778)  (3.762)   (4.54)     35.40  18.3%    956,586  0.84%    2.56%    58%    0.0602

                                                      SERIES C (Money Market)

1992    $12.52  $0.43  $(0.03)    $0.40   $(0.71)     $---   $(0.71)    $12.21   3.2%    $87,246  0.61%    3.19%   ---       $N/A
1993     12.21   0.29    0.027     0.317   (0.437)     ---    (0.437)    12.09   2.6%     99,092  0.61%    2.65%   ---        N/A
1994     12.09   0.41    0.035     0.445   (0.265)     ---    (0.265)    12.27   3.7%    118,668  0.61%    3.70%   ---        N/A
1995(f)  12.27   0.74   (0.085)    0.655   (0.585)     ---    (0.585)    12.34   5.4%    105,436  0.60%    5.27%   ---        N/A
1996     12.34   0.61    0.01      0.62    (0.40)      ---    (0.40)     12.56   5.1%    128,672  0.58%    4.89%   ---        N/A
(a)(f)

                                                    SERIES D (Worldwide Equity)

1992(a)  $3.91  $0.02  $(0.122)  $(0.102) $(0.048)    $---   $(0.048)    $3.76  (2.6%)   $25,183  1.62%    0.50%    81%      $N/A
1993(a)   3.76   0.02    1.17      1.19    (0.006)     ---    (0.006)     4.94  31.6%     98,252  1.42%    0.38%    70%       N/A
1994(a)   4.94   0.02    0.115     0.135   (0.005)     ---    (0.005)     5.07   2.7%    147,033  1.34%    0.50%    82%       N/A
1995      5.07   0.05    0.4989    0.5489  (0.0009) (0.058)   (0.0589)    5.56  10.9%    177,781  1.31%    0.90%   169%       N/A
1996      5.56   0.03    0.93      0.96    (0.20)   (0.18)    (0.38)      6.14  17.5%    247,026  1.30%    0.74%   115%    0.0276

                                                   SERIES E (High Grade Income)

1992    $12.82  $0.78   $0.168    $0.948  $(0.748)    $---   $(0.748)   $13.02   7.4%    $81,440  0.86%    7.41%    76%      $N/A
1993     13.02   0.64    1.02      1.66    (0.79)   (0.11)    (0.90)     13.78  12.6%    112,900  0.86%    6.21%   151%       N/A
1994     13.78   0.76   (1.713)   (0.953)  (0.69)   (0.617)   (1.307)    11.52  (6.9%)   107,078  0.85%    6.74%   185%       N/A
1995(f)  11.52   0.74    1.36      2.10    (0.76)      ---    (0.76)     12.86  18.6%    125,652  0.85%    6.60%   180%       N/A
1996(f)  12.86   0.75   (0.853)   (0.103)  (0.757)     ---    (0.757)    12.00  (0.7%)   134,041  0.83%    6.77%   232%       N/A

                                                                                                                            AVE-
                                                                                                                            RAGE
                           NET                                                                              RATIO           COM-
                          GAIN                                                                     RATIO     OF            MISSION
         NET             (LOSS)            DIVI-                                                    OF      NET            PAID
        ASSET            ON SEC-   TOTAL   DENDS                                            NET   EXPENSES  INCOME          PER
        VALUE     NET    URITIES    FROM   (FROM    DISTRI-                   NET           ASSETS    TO     (LOSS)  PORT-  INVEST-
FISCAL  BEGIN-  INVEST-  (REAL-    INVEST-  NET     BUTIONS  RETURN          ASSET          END OF   AVER-     TO    FOLIO   MENT
PERIOD  NING     MENT    IZED &     MENT   INVEST-   (FROM     OF    TOTAL  VALUE    TOTAL  PERIOD    AGE    AVERAGE  TURN-  SECU-
ENDED    OF     INCOME   UNREAL-   OPERA-   MENT    CAPITAL  CAPI-  DISTRI- END OF  RETURN  (THOU-    NET      NET    OVER   RITY
DEC.31  PERIOD  (LOSS)    IZED)    TIONS   INCOME)   GAINS)   TAL   BUTIONS PERIOD    (c)   SANDS)   ASSETS  ASSETS   RATE  TRADED
------------------------------------------------------------------------------------------------------------------------------------

                                                    SERIES J (Emerging Growth)
1992(b) $10.00  $0.01   $2.46    $2.47      $---       $---    $---    $---   $12.47  24.7%   $7,113  1.06%   0.22%    4%     N/A
1993     12.47  (0.01)   1.711    1.701    (0.001)      ---     ---   (0.001)  14.17  13.6%   42,096  0.91%  (0.14%) 117%     N/A
1994     14.17  (0.01)  (0.713)  (0.723)     ---     (0.007)    ---   (0.007)  13.44  (5.1%)  76,940  0.88%  (0.11%)  91%     N/A
1995(f)  13.44   0.04    2.58     2.62       ---        ---     ---     ---    16.06  19.5%   93,379  0.84%   0.26%  202%     N/A
1996(f)  16.06  (0.04)   2.93     2.89     (0.029)   (0.671)    ---   (0.700)  18.25  18.0%  148,421  0.84%  (0.21%) 123%  0.0601

                                                   SERIES K (Global Aggressive)

1995    $10.00  $0.54   $0.22    $0.76    $(0.466)  $(0.044) $(0.03) $(0.540) $10.22   7.6%   $5,678  1.63%  11.03%  127%    $N/A
(a)(d)(e)
1996(e)  10.22   0.90    0.50     1.40     (0.77)    (0.13)     ---   (0.90)   10.72  13.7%   12,720  0.84%  10.79%   86%     N/A

                                              SERIES M (Specialized Asset Allocation)

1995    $10.00  $0.169  $0.541   $0.71      $---      $---     $---    $---   $10.71   7.1%  $15,976  1.94%   3.2%   181%    $N/A
(a)(d)
1996     10.71   0.150   1.364   1.514     (0.119)   (0.055)    ---    (.174)  12.05  14.2%   38,396  1.34%   2.73%   40%   .0266

                                                SERIES N (Managed Asset Allocation)

1995    $10.00  $0.156  $0.574   $0.73      $---      $---     $---    $---   $10.73   7.3%  $10,580  1.90%   2.8%    26%    $N/A
(a)(d)
1996     10.73   0.193   1.175    1.368    (0.065)   (0.013)    ---   (0.078)  12.02  12.8%   23,345  1.45%   2.67%   41%  0.0393

                                                     SERIES O (Equity Income)

1995    $10.00  $0.166  $1.534   $1.70      $---      $---     $---    $---   $11.70  17.0%  $13,528  1.40%   3.0%     3%    $N/A
(a)(d)
1996     11.70   0.169   2.173    2.342    (0.03)    (0.002)    ---   (0.032)  14.01  20.0%   62,377  1.15%   2.62%   22%  0.0385

                                                    SERIES S (Social Awareness)

1992(a) $10.55  $0.03   $1.691   $1.721   $(0.021)    $---     $---  $(0.021) $12.25  16.4%    9,653  0.92%   0.24%  110%    $N/A
1993     12.25   0.02    1.432    1.452    (0.012)     ---      ---   (0.012)  13.69  11.9%   19,490  0.90%   0.23%  105%     N/A
1994     13.69   0.08   (0.595)  (0.515)   (0.02)    (0.185)    ---   (0.205)  12.97  (3.7%)  24,539  0.90%   0.75%   67%     N/A
1995(f)  12.97   0.09    3.507    3.597    (0.077)     ---      ---   (0.077)  16.49  27.7%   36,830  0.86%   0.75%  122%     N/A
1996(f)  16.49   0.03    3.073    3.103    (0.083)   (0.43)     ---   (0.513)  19.08  18.8%   57,497  0.84%   0.30%   67%  0.0602

(a) Net investment income per share has been calculated using the weighted monthly average number of capital shares outstanding.

(b) Series J was initially capitalized on October 1, 1992, with a net asset value of $10.00 per share. Percentage amounts for the period have been annualized, except for total return.

(c) Total return does not take into account any charges paid at the time of purchase.

(d) Series K, M, N and O were initially capitalized on June 1, 1995 with net asset values of $10.00 per share. Percentage amounts for the period have been annualized, except for total return.

(e) Fund expenses for Series K were reduced by the Investment Manager during the period, and expense ratios absent such reimbursement would have been 2.03% in 1995 and 1.59% in 1996.

(f) Expense ratios were calculated without the reduction for custodian fees earnings credits beginning February 1, 1995. Expense ratios with such reductions would have been as follows:


                   1995     1996
                   ----     ----
     Series A     0.83%    0.83%
     Series B     0.83%    0.84%
     Series C     0.60%    0.58%
     Series E     0.85%    0.83%
     Series J     0.83%    0.84%
     Series S     0.84%    0.84%

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996

     1. SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company of the series type. Its shares are currently issued in eleven series with each series, in effect, representing a separate fund. The Fund is required to account for the assets of each series separately and to allocate general liabilities of the Fund to each series based upon the net asset value of each series. Shares of the Fund will be sold only to Security Benefit Life Insurance Company (SBL) separate accounts. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     A. SECURITIES VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. Securities listed or traded on a recognized securities exchange are valued on the basis of the last sales price. If there are no sales on a particular day, then the securities are valued at the last bid price. If a security is traded on multiple exchanges, its value will be based on the price from the principal exchange where it is traded. All other securities for which market quotations are available are valued on the basis of the current bid price. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investment in foreign securities may involve risks not present in domestic investments. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

     B. FOREIGN CURRENCY TRANSACTIONS - The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translate at the rates of exchange prevailing on the respective dates of such transactions.

     Series D, M, N and O do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctutation arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Series K isolates their portion of the results of operations resulting from foreign exchange rates on investment from the fluctuation arising from changes in the market prices of securities held.

     Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales of foreign currencies, and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of portfolio securities and other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

     C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Series D, K, M, N and O may enter into forward foreign exchange contracts in connection with foreign currency risk from purchase or sale of securities denominated in foreign currency. These Series may also enter into such contracts to manage changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate asunrealized gains or losses.
Realized gains or losses are recognized when contracts are settled and are reflected in the Statement of Operations. These contracts involve market risk in excess of the amount reflected in the Balance Sheet. The face or contract amount in U.S. dollars reflects the total exposure the Series have in that particular currency contract. Losses may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

     D. FUTURES - Series J and M utilize futures contracts to a limited extent, with the objectives of maintaining full exposure to the underlying stock markets, enhancing returns, maintaining liquidity, and minimizing transaction costs. Series J and M may purchase futures contracts to immediately position incoming cash in the market, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. Returns may be enhanced by purchasing futures contracts instead of the underlying securitites when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the indices and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Series is required to deposit either cash or liquid securities, representing the initial margin, equal to a certain percentage of the contract value. Subsequent changes in the value of the contract, or variation margin, are recorded as unrealized gains or losses. The variation margin is paid or received in cash daily by the Series. The Series realizes a gain or loss when the contract is closed or expires. There were no futures contracts held by the Fund at December 31, 1996.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996


     E. OPTIONS WRITTEN - Series K may purchase put and call options and write such options on a covered basis on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the holder the right to purchase or sell respectively, (and the writer the obligation to sell or purchase) a security at a specified price, on or until a certain date. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the Series and the price of the option, the possibility of an illiquid market, and the inability of the counter-party to meet the terms of the contract.

     The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized. Series K wrote covered call options during 1996 and received $26,287 in premiums.

     F. SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are reported on an identified cost basis. Dividend income less foreign taxes withheld (if any) are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Premium and discounts (except original issue discounts) on debt securities are not amortized.

     G. DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences are primarily due to differing treatments for expiration of net operating losses and recharacterization of foreign currency gains and losses.

     H. TAXES - The Fund complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributed all of its taxable net income and net realized gains sufficient to relieve it from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

     I. EARNINGS CREDITS - Under the fee schedule with the custodian, the Fund earns credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations do not reflect the reduction in expense from the related earnings credits.

     2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Management fees are payable to Security Management Company, LLC (SMC) (the Investment Manager) under an investment advisory contract at an annual rate of
 .50% of the average daily net assets for Series C, .75% for Series A, B, E, J, K and S and 1.00% for Series D, M, N and O. SMC pays Lexington Management Corporation (LMC), an amount equal to .50% of the average daily net assets of Series D and .35% of the average net assets for Series K, for management services. SMC & LMC have agreed to waive all of the management fees for Series K through December 31, 1996. The Investment Manager pays T. Rowe Price Associates, Inc. an annual fee equal to .50% of the first $50,000,000 of average net assets of Series N and .40% of the average net assets of Series N in excess of $50,000,000 for management services provided to that Series. The Investment Manager pays T. Rowe Price Associates, Inc. an annual fee equal to .50% of the first $20,000,000 of average net assets of Series O and .40% of the average assets in excess of $20,000,000 for management services provided to Series O.
The Investment Manager pays Templeton Quantitative Advisors, Inc., for research provided to Series M, an annual fee equal to .30% of the first $50,000,000 of the average net assets of Series M invested in equity securities and .25% of the average net assets invested in equity securities in excess of $50,000,000. The Investment Manager also pays Meridian Investment Management Corporation, for research provided to Series M, an annual fee equal to .20% of the average net assets of that Series.

     The investment advisory contract provides that the total annual expenses of each Series (including management fees, but excluding interest, taxes, brokerage commissions and extraordinary expenses) will not exceed the level of expenses which the Series is permitted to bear under the most restrictive expense limitation imposed by any state in which shares of the Fund are then offered for sale. For the year ended December 31, 1996, SMC agreed to limit the total expenses for Series K, M, N and O to an annual rate of 2% of the average daily net asset value of each respective Series.

     The Fund has entered into a contract with SMC for transfer agent services and administrative services which SMC provides to the Fund. The charges paid by the Fund under the contract for transfer agent services are insignificant. The administrative services provided by SMC principally include all fund and portfolio accounting and regulatory filings. For providing these services, SMC receives a fee at the annual rate of .045% of the average daily net assets of the Fund, plus the greater of .10% of the average net assets of Series D or $60,000, and with respect to Series K, M, and N, an annual fee equal to the greater of .10% of each Series average net assets or (i) $45,000 in the year ending April 29, 1997, and (ii) $60,000 thereafter. SMC has arranged for LMC to provide certain administrative services relating to Series D and K, including performing certain accounting and pricing functions. LMC is compensated directly by SMC for providing these services.

     Certain officers and directors of the Fund are also officers and/or directors of SBL and its subsidiaries, which include Security Management Company.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996


     3. FEDERAL INCOME TAX MATTERS

     The amounts of unrealized appreciation (depreciation) for income tax purposes at December 31, 1996, for all securities and foreign currency holdings (including foreign currency receivables and payables) were as follows:


                                    SERIES B        SERIES C       SERIES D       SERIES E
                     SERIES A       (GROWTH         (MONEY       (WORLDWIDE      (HIGH GRADE
                     (GROWTH)        INCOME)         MARKET)       EQUITY)         INCOME)
                   --------------------------------------------------------------------------
Aggregate
gross unrealized
appreciation        $185,780,737    $215,310,355       $6,416     $28,630,771    $1,320,752

Aggregate
gross unrealized
depreciation          (3,729,965)     (5,589,085)     (59,933)     (5,134,822)   (2,023,441)
                 --------------------------------------------------------------------------

Net unrealized
appreciation
(depreciation)      $182,050,772    $209,721,270     ($53,517)    $23,495,949     ($702,689)
                 ==========================================================================

                                                     SERIES M      SERIES N
                      SERIES J       SERIES K      (SPECIALIZED    (MANAGED      SERIES O    SERIES S
                     (EMERGING       (GLOBAL          ASSET          ASSET       (EQUITY     (SOCIAL
                      GROWTH)      AGGRESSIVE)     ALLOCATION)    ALLOCATION)    INCOME)     AWARENESS)
             -------------------------------------------------------------------------------------------
Aggregate
gross unrealized
appreciation         $29,624,951        $543,451    $2,821,687    $2,241,187    $6,426,024   $11,893,151

Aggregate
gross unrealized
depreciation          (1,862,258)       (222,544)     (940,283)     (394,161)     (470,924)     (708,280)
             -------------------------------------------------------------------------------------------

Net unrealized
appreciation
(depreciation)       $27,762,693        $320,907    $1,881,404    $1,847,026    $5,955,100   $11,184,871
             ===========================================================================================

     Realized gains and losses are determined on an identified cost basis for federal income tax purposes. Series A, B, D, J, K and S hereby designate $12,046,576, $74,040,191, $5,192,049, $5,477,835, $50,427 and $1,127,096
respectively as capital gains dividends attributable to the year ended December 31, 1996, for the purpose of the dividends paid deduction on the Series' federal income tax return. At December 31, 1996, Series E has a capital loss carryforward of $12,158,916 which is available to offset future taxable gains and expires in 2002.

     4. INVESTMENT TRANSACTIONS

     Investment transactions for the year ended December 31, 1996, (excluding overnight investments and short-term debt securities) are as follows:

                                  SERIES B           SERIES D       SERIES E
                   SERIES A       (GROWTH          (WORLDWIDE      (HIGH GRADE
                  (GROWTH)        INCOME)           EQUITY)         INCOME)
                --------------------------------------------------------------
Purchases       $380,418,678    $504,488,729    $269,846,872     $295,216,186
Proceeds
from sales      $323,094,488    $482,161,952    $228,811,067     $286,566,631

                                                       SERIES M      SERIES N
                        SERIES J       SERIES K      (SPECIALIZED    (MANAGED      SERIES O    SERIES S
                       (EMERGING       (GLOBAL          ASSET          ASSET      (EQUITY     (SOCIAL
                        GROWTH)      AGGRESSIVE)     ALLOCATION)    ALLOCATION)    INCOME)     AWARENESS)
                   -------------------------------------------------------------------------------------------
Purchases            $171,754,324   $11,203,592     $27,994,840   $17,647,937   $47,210,686    $38,678,461
Proceeds
From sales           $142,970,484   $ 6,066,612     $ 9,534,480   $ 6,775,437   $ 7,732,623    $28,044,400

     5. FORWARD FOREIGN EXCHANGE CONTRACTS

     At December 31, 1996, Series D & Series K had the following open forward foreign exchange contracts to sell currency (excluding foreign currency contracts used for purchase and sale settlements):

                  SETTLEMENT   CONTRACT   CONTRACT    CURRENT    UNREALIZED
     CURRENCY        DATE       AMOUNT      RATE        RATE     GAIN (LOSS)
--------------------------------------------------------------------------------
     SERIES D
   New Zealand
     Dollar         4/01/97  $4,559,067    0.6859     0.70311    ($114,392)
                                                                 ==========

     SERIES K
   Canadian Dollar  1/31/97    $523,169    1.338      1.368       ($11,473)
                                                                 ==========

     6. FEDERAL TAX STATUS OF DIVIDENDS

     The income dividends paid by the Funds are taxable as ordinary income on the shareholders' tax return. The portion of ordinary income of dividends (including net short-term capital gains) attributed to fiscal year ended December 31, 1996, that qualified for the dividends received deduction for corporate shareholders in accordance with the provisions of the Internal Revenue Code for each Series was: Series A, 14%; Series B, 28%; Series C, 0%; Series D, 4%; Series E, 0%; Series J, 69%; Series K, 0%; Series M, 33%; Series N, 19%; Series O, 62%; and Series S, 8%.

REPORT OF INDEPENDENT AUDITORS


TO THE CONTRACT OWNERS AND BOARD OF DIRECTORS
SBL FUND

We have audited the accompanying balance sheets including the statements of net assets, of SBL Fund (comprising, respectively the Series A, B, C, D, E, J, K, M, N, O and S portfolios) (the Fund) as of December 31, 1996, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 1996, by correspondence with the custodian. As to securities relating to uncompleted transactions, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the SBL Fund at December 31, 1996, and the results of their operations, the changes in their net assets and their financial highlights for the periods indicated therein in conformity with generally accepted accounting principles.

                                                            ERNST & YOUNG LLP

Kansas City, Missouri
January 31, 1997

SECURITY FUNDS
OFFICERS AND DIRECTORS

DIRECTORS

Willis A. Anton
Donald A. Chubb, Jr.
John D. Cleland
Donald L. Hardesty
Penny A. Lumpkin
Mark L. Morris, Jr., D.V.M.
Jeffrey B. Pantages
Hugh L. Thompson, Ph.D.



OFFICERS

John D. Cleland, PRESIDENT
James R. Schmank, VICE PRESIDENT AND TREASURER
Terry A. Milberger, VICE PRESIDENT
Jane A. Tedder, VICE PRESIDENT
Mark E. Young, VICE PRESIDENT
Barbara J. Davison, ASSISTANT VICE PRESIDENT
Greg A. Hamilton, ASSISTANT VICE PRESIDENT
Cindy L. Shields, ASSISTANT VICE PRESIDENT
Thomas A. Swank, ASSISTANT VICE PRESIDENT
Amy J. Lee, SECRETARY
Christopher D. Swickard, ASSISTANT SECRETARY
Brenda M. Harwood, ASSISTANT TREASURER AND ASSISTANT SECRETARY




THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH CONTAINS DETAILS CONCERNING THE SALES CHARGES AND OTHER PERTINENT INFORMATION.



[SDI LOGO]

SECURITY DISTRIBUTORS, INC.
700 SW Harrison St.
Topeka, KS 66636-0001
(913) 295-3112
(800) 888-2461

SBL FUND


ANNUAL REPORT
DECEMBER 31, 1996

-  Series P
   (High Yield Series)

DECEMBER 31, 1996

SBL FUND

SERIES P (HIGH YIELD)


                           STATEMENT OF NET ASSETS


PRINCIPAL                                                         MARKET VALUE
------------------------------------------------------------------------------
                               CORPORATE BONDS

        APPAREL - 2.0%
$50,000 Tultex Corporation, 10.625% - 2005                        $54,437

        AUTOMOBILES - 3.1%
 80,000 Exide Corporation, 10.00% - 2005                           83,400

        BANKS & CREDIT - 2.0%
 50,000 B.F. Saul REIT, 11.625% - 2002                             53,750

        BEVERAGES - 3.9%
 50,000 Cott Corporation, 9.375% - 2005                            51,500
 50,000 Delta Beverage Group, 9.75% - 2003                         51,125
                                                             ------------
                                                                  102,625

        BROADCAST MEDIA - 4.4%
 65,000 Allbritton Communications Company, 11.50%, 2004            68,900
 50,000 Heritage Media Corporation, 8.75% - 2006                   48,250
                                                             ------------
                                                                  117,150

        CHEMICALS - 3.2%
 80,000 Envirodyne Industries Inc., 12.00% - 2000                  85,100

        COMMUNICATION SERVICES - 9.5%
 50,000 Cablevision Systems Corporation, 10.75% - 2004             52,000
 50,000 Century Communications, 9.50% - 2005                       51,250
 65,000 Comcast Corporation, 9.125% - 2006                         66,462
 80,000 Rogers Cablesystems, 9.625% - 2002                         83,800
                                                             ------------
                                                                  253,512

        CONSUMER GOODS & SERVICES - 1.2%
 50,000 Semi-Tech Corporation, 0% - 2003(1)                        32,875

        ELECTRIC UTILITIES - 4.6%
 65,000 AES Corporation, 10.25% - 2006                             70,200
 50,000 Cal Energy Company Inc., 9.50% - 2006                      51,500
                                                             ------------
                                                                  121,700

        ENTERTAINMENT - 4.5%
 70,000 Showboat, Inc., 9.25% - 2008                               68,862
 50,000 Station Casinos Inc., 10.125% - 2006                       50,125
                                                             ------------
                                                                  118,987

        FINANCIAL SERVICES - 1.9%
 50,000 Dollar Financial Group, 10.875% - 2006                     51,500

                           SEE ACCOMPANYING NOTES.

DECEMBER 31, 1996


                           STATEMENT OF NET ASSETS

PRINCIPAL                                                           MARKET VALUE
--------------------------------------------------------------------------------

         FOOD PROCESSING - 2.6%
$ 65,000 TLC Beatrice International Holdings, 11.50% - 2005            $68,900

         HEALTH CARE SERVICES - 1.9%
  50,000 Regency Health Services, 9.875% - 2002                         50,625

         INDUSTRIAL SERVICES - 2.0%
  50,000 Iron Mountain Inc., 10.125% - 2006                             52,812

         MANUFACTURING - 3.8%
  50,000 Sequa Corporation, 9.375% - 2003                               50,500
  50,000 Shop Vac Corporation, 10.625% - 2003                           52,625
                                                                  ------------
                                                                       103,125

         MEDICAL - 2.0%
  50,000 Maxxim Medical, 10.50% - 2006                                  52,250

         MISCELLANEOUS - 1.8%
  50,000 Jordan Industries, 10.375% - 2003                              49,375

         OIL - 2.5%
  65,000 Maxus Energy, 9.50% - 2003                                     65,813

         PACKAGING & CONTAINERS - 1.9%
  50,000 Plastic Containers, Inc., 10.00% - 2006                        51,625

         PETROLEUM - 1.9%
  50,000 Crown Central Petroleum, 10.875% - 2005                        51,063

         PUBLISHING - 5.5%
  80,000 Golden Books Publishing, 7.65% - 2002                          72,200
  70,000 KIII Communications Corporation, 10.625% - 2002                73,500
                                                                  ------------
                                                                       145,700

         RECREATION - 2.0%
  50,000 AMF Group, Inc., 10.875% - 2006                                52,750

         RESTAURANTS - 2.6%
  65,000 Carrols Corporation, 11.50% - 2003                             69,063

         STEEL - 1.0%
  25,000 AK Steel Corporation, 9.125% - 2006                            25,688

         TEXTILES - 4.5%
  50,000 Pillowtex Corporation, 10.00% - 2006                           52,000
  65,000 Westpoint Stevens Inc., 9.375% - 2005                          66,788
                                                                  ------------
                                                                       118,788

                           SEE ACCOMPANYING NOTES.

DECEMBER 31, 1996


                           STATEMENT OF NET ASSETS

PRINCIPAL                                                           MARKET VALUE
--------------------------------------------------------------------------------
         TOBACCO - 2.6%
$ 65,000 Dimon, Inc., 8.875% - 2006                                    $68,006

         TRANSPORTATION - 5.5%
  75,000 Atlas Air, Inc., 12.25% - 2002                                 83,156
  65,000 Teekay Shipping Corporation, 8.32% - 2003                      65,000
                                                                  ------------
                                                                       148,156

         Total corporate bonds - Series P - 84.4%                   $2,248,775


                         GOVERNMENT AGENCY SECURITIES
         FEDERAL HOME LOAN BANK - 4.7%


$125,000 Federal Home Loan Mortgage
           Corporation, 5.32% - 1997                                   124,760

         Total government agency
           securities - Series P - 4.7%                                124,760
                                                                  ------------

         Total investments - Series P - 89.1%                        2,373,535
         Cash and other assets,
           less liabilities - Series P - 10.9%                         291,570
                                                                  ------------
         Total net assets -  Series P - 100%                        $2,665,105
                                                                  ============

(1) Deferred interest obligation; currently zero coupon under terms of initial offering.

The identified cost of investments owned at December 31, 1996 was the same for federal income tax and financial statement purposes.

                           SEE ACCOMPANYING NOTES.

                                BALANCE SHEET
                              DECEMBER 31, 1996

                                                                      SERIES P
                                                                    (HIGH YIELD)
ASSETS
Investments, at value (identified cost $2,311,304)...........        $2,373,535

Cash.........................................................           236,877

Interest receivable..........................................            54,798
                                                                   ------------

     Total assets.......................................             $2,665,210
                                                                   ============

LIABILITIES AND NET ASSETS

Liabilities:

     Transfer and administration fees.........................              105
                                                                   ------------

           Total liabilities..................................              105

Net Assets:

     Paid in capital..........................................        2,500,000

     Undistributed net investment income......................           85,799

     Accumulated undistributed net realized gain on
           sale of investments................................           17,075

     Net unrealized appreciation in value of investments......           62,231
                                                                   ------------
           Net assets.........................................        2,665,105
                                                                   ------------

               Total liabilities and net assets...............       $2,665,210
                                                                   ============

Capital shares authorized....................................        Indefinite

Capital shares outstanding...................................           166,667

Net asset value per share (net assets
     divided by shares outstanding)..........................      $      15.99
                                                                   ============

                           SEE ACCOMPANYING NOTES.

                           STATEMENT OF OPERATIONS
           FOR THE PERIOD AUGUST 5, 1996 THROUGH DECEMBER 31, 1996

                                                                      SERIES P
                                                                    (HIGH YIELD)
INVESTMENT INCOME:
Interest........................................................      $  88,728
                                                                      ---------

       Total investment income..................................         88,728

EXPENSES:

Management fees.................................................          8,605

Custodian fees..................................................            448

Transfer/maintenance fees.......................................              5

Administration fees.............................................            466

Professional fees...............................................          2,000

Registration fees...............................................             10
                                                                      ---------
                                                                         11,534

Less management fees waived.....................................         (8,605)
                                                                      ---------

       Total expenses...........................................         11,534
                                                                      ---------

          Net investment income.................................         85,799

NET REALIZED AND UNREALIZED GAIN:

Net realized gain during the period on investments..............         17,075

Net change in unrealized appreciation during
     the period on investments..................................         62,231
                                                                     ----------
          Net gain..............................................         79,306
                                                                     ----------
              Net increase in net assets resulting from operations     $165,105
                                                                     ==========

                           SEE ACCOMPANYING NOTES.

                      STATEMENT OF CHANGES IN NET ASSETS
           FOR THE PERIOD AUGUST 5, 1996 THROUGH DECEMBER 31, 1996

                                                                      SERIES P
                                                                    (HIGH YIELD)
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income...........................................   $     85,799

Net realized gain...............................................         17,075

Unrealized appreciation during the period.......................         62,231
                                                                      ---------

    Net increase in net assets resulting from operations........        165,105

CAPITAL SHARE TRANSACTIONS (A):

Proceeds from sale of shares....................................      2,500,000
                                                                     ----------

    Net increase from capital share transactions................      2,500,000
                                                                     ----------

          Total increase in net assets..........................      2,665,105

NET ASSETS:

Beginning of period.............................................     ----------

End of period                                                        $2,665,105
                                                                     ==========

Undistributed net investment income at end of period............     $   85,799

(a)Shares issued and redeemed

          Shares sold...........................................        166,667
                                                                     ----------

              Net increase......................................        166,667
                                                                     ==========

                           SEE ACCOMPANYING NOTES.

                             FINANCIAL HIGHLIGHTS

                                                                       (a)(b)
                                                                      SERIES P
                                                                    (HIGH YIELD)
FISCAL PERIOD ENDED DECEMBER 31, 1996:
     Net asset value, beginning of period.............................   $15.00

     Net investment income ...........................................      .51

     Net gain (realized and unrealized)...............................      .48
                                                                          -----

     Total from investment operations.................................      .99
                                                                          -----

     Net asset value, end of period...................................   $15.99
                                                                          =====

     Total return....................................................      6.6%

     Net assets end of period (thousands).............................   $2,665

     Ratio of expenses to average net assets(a).......................     .28%

     Ratio of net income to average net assets(a).....................    8.24%

     Portfolio turnover rate..........................................     151%


(a) Fund expenses were reduced by the Investment Manager and the expense ratio absent such reimbursement would have been 1.11%.

(b) Series P was initially capitalized on August 5, 1996, with a net asset value of $15 per share. Percentage amounts for the period have been annualized, except for total return.


                           SEE ACCOMPANYING NOTES.

                        NOTES TO FINANCIAL STATEMENTS
                              DECEMBER 31, 1996


1.   Significant accounting policies

     The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company of the series type. Series P is one of twelve series currently issued by SBL Fund (the Fund). The Fund is required to account for the assets of each series separately and to allocate general liabilities of the Fund to each series based upon the net asset value of each series. Shares of the Fund will be sold only to Security Benefit Life Insurance Company
     (SBL) separate accounts. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     A. Security Valuation - Valuations of the Series' securities are supplied by pricing services approved by the Board of Directors.
          Securities listed or traded on a recognized securities exchange are valued on the basis of the last sales price. If a security is
          traded on  multiple   exchanges,  its value  will be based on the
          price from the principal exchange where it is traded. If there are no sales on a particular day, then the securities are valued at the last bid. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, duration, and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Series' investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. The Series generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except that securities purchased with 60 days or less to maturity are valued at amortized cost which approximates market value.

     B. Security Transactions and Investment Income - Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are reported on an identified cost basis. Interest income is recognized on the accrual basis. Premium and discounts (except original issue discounts) on debt securities are not amortized.

     C. Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

     D. Taxes - The Series complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributed all of its taxable net income and net realized gains sufficient to relieve it from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

2.   Management Fees and Other Transactions With Affiliates

     Management fees are payable to Security Management Company, LLC (SMC) (the Investment Manager) under an investment advisory contract at an annual rate of .75% of the average daily net assets for Series P. For the period August 5, 1996 through December 31, 1996, SMC waived all of its management fee.

     The investment advisory contract provides that the total annual expenses of the Series (including management fees, but excluding interest, taxes, brokerage commissions and extraordinary expenses) will not exceed the level of expenses which the Series is permitted to bear under the most restrictive expense limitation imposed by any state in which shares of the Series are then offered for sale.

     The Series has entered into a contract with SMC for transfer agent services and administrative services which SMC provides to the Series. The charges paid by the Series under the contract for transfer agent services were insignificant. The administrative services provided by SMC principally include all fund and portfolio accounting and regulatory filings. For providing these services, SMC receives a fee at the annual rate of .045% of the average daily net assets of the Series.

     Certain officers and directors of the Series are also officers and/or directors of SBL and its subsidiaries, which include Security Management Company, LLC.

     SBL is the sole shareholder of Series P.

3.   Federal Income Tax Matters

     The amounts of unrealized appreciation (depreciation) as of December 31, 1996, were as follows:

             Aggregate gross unrealized appreciation.............   $62,481
             Aggregate gross unrealized depreciation.............      (250)
                                                                   --------
             Net unrealized appreciation ........................   $62,231
                                                                   ========

4.   Investment Transactions

     Investment transactions for the period August 5, 1996 through December 31, 1996 (excluding overnight investments and short-term debt securities) were as follows:

             Purchases..........................................  $3,400,209
             Proceeds from sales................................   1,232,338

                        Report of Independent Auditors


To the Shareholder and Board of Directors
SBL Fund

We have audited the accompanying balance sheet and statement of net assets of SBL Fund Series P (the Fund) as of December 31, 1996, the related statements of operations and changes in net assets and financial highlights for the period August 5, 1996 (commencement of operations) through December 31, 1996. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1996, by correspondence with the custodian. As to securities relating to uncompleted transactions, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SBL Fund Series P at December 31, 1996, and the results of its operations, changes in its net assets and the financial highlights for the period indicated above in conformity with generally accepted accounting principles.


                                                             Ernst & Young LLP

Kansas City, Missouri
January 31, 1997

SBL FUND
================================================================================
SEMI-ANNUAL REPORT
JUNE 30, 1997

*Series A
 (Growth Series)

*Series B
(Growth-Income Series)

*Series C
 (Money Market Series)

*Series D
 (Worldwide Equity Series)

*Series E
 (High Grade Income Series)

*Series J
 (Emerging Growth Series)

*Series K
 (Global Aggressive Bond Series)

*Series M
 (Specialized Asset Allocation Series)

*Series N
 (Managed Asset Allocation Series)

*Series O
 (Equity Income Series)

*Series P
 (High Yield Series)

*Series S
 (Social Awareness Series)




[SDI LOGO]
SECURITY DISTRIBUTORS, INC.
A Member of The Security Benefit
Group of Companies

PRESIDENT'S LETTER
August 15, 1997


To Our Contractholders:

For the six months concluded June 30, 1997 the financial  markets again provided
positive   returns  for  investors.   This  is   particularly   true  for  those
contractholders who have funds in our equity portfolios.

MARKET PERFORMANCE IN THE FIRST SIX MONTHS

The first half of 1997 was a roller-coaster ride for fixed income investors. At the beginning of the year the bellwether thirty-year Treasury bond yielded 6.64%. By late April the yield had risen to 7.14% before it began its descent to 6.78% at the end of June. As you know, bond prices move inversely to yields, staging a "mirror" roller coaster ride which produced a 2.3% total return on the long Treasury bond for the period.

The equity markets, however, produced another six months of incredible performance. The Dow Jones Industrial Average Index returned 20.12% over the first half while the Standard and Poor's 500 Index increased 20.61%. The S&P Midcap 400 Index was less dramatic, generating 12.16% and the Russell 2000 Index, representing the small cap sector, also lagged its large-cap counterparts but still produced a very respectable 10.17%. Clearly the markets were focused again on the larger capitalization companies, reflecting the growing tendency of money managers to prefer liquid issues for investment of new cash flows.

WHAT IS FUELING THE STRONG MARKETS?

The overriding economic theme for the first six months of 1997 was declining secular inflation pressures, not just in the U.S. but globally as well. The economy continues to grow at a steady pace, one which we expect to decline from the torrid 5.9% annualized rate of the first quarter to a more sustainable 2.75% to 3% for the balance of the year. We believe that it is possible to have growth in this range without reigniting inflation.

This "steady growth, low inflation" picture should create an opportunity for further declines in long-term interest rates. At the same time, the continuation of the second-longest period of uninterrupted economic growth in post-World War II history can create a climate which will take the equity markets to record high ground.

KEEP THE LONG TERM PICTURE IN MIND

This is the stuff of which bull markets are made, and we clearly are enjoying one of record proportions. However, we caution that increased volatility in the financial markets creates the potential for sudden sharp downdrafts. These can trap the unwary investor into becoming a trader in response to the schizophrenia created by daily market noise. It is more important than ever to maintain a disciplined approach to investing with a long-term financial plan.

As always, we invite your questions and comments. We appreciate your continuing investment in Security products. Sincerely,

JOHN  CLELAND

John Cleland, President
The Security Funds

SERIES A (GROWTH SERIES)
August 15, 1997


The Growth Series of the SBL Fund returned a very attractive 16.78% in the first six months of 1997(1). Although the Series lagged the 20.61% return of the S&P 500 Index, it was stronger than its peer group average of 13.57% for the same time period. In an absolute sense the Series turned in an outstanding first half for its investors.

COMPARISONS WITH THE BENCHMARK INDEX

This was a period in which performance was held back more by what we didn't own than by what was in the portfolio. One of the primary reasons the Series lagged its benchmark S&P 500 Index was an underweighting in some financial areas. Regional banks as a group performed very well; unfortunately, the portfolio was underweighted relative to the benchmark in this sector. Conversely, we held an overweight position in money center banks which underperformed during the period. The telecommunications sector, another area in which we were underinvested relative to the S&P Index, also had an outstanding six months.

Continuing the "what we didn't own" theme, Coca Cola Company makes up 2.5% of the S&P 500 Index, and General Electric Company another 3%. These two stocks returned 29.8% and 32.2% respectively during the six months. We didn't own Coca Cola Company, and held only a 1.67% weight in General Electric Company.

FAVORABLE INDUSTRY WEIGHTINGS

On the other, more favorable, side of the coin, there were many sector weightings in the portfolio which helped performance. An overweighting in health care issues relative to the benchmark index added to total performance as issues such as Bristol-Myers-Squibb Company continued their above-average growth. Our holdings in consumer nondurable goods companies, including Procter & Gamble Company and Colgate-Palmolive Company, also did very well over the six months. Insurance company stocks like our position in Allstate Corporation outperform as a general rule when interest rates decline.

Our Microsoft Corporation stock was a strong performer, rising sharply in mid-April after the company reported a third-quarter earnings increase of 85%. The Series benefited from an underweighting in the energy sector as well when this area performed weakly in the first half.

SERIES A (GROWTH SERIES)
August 15, 1997


WHAT'S AHEAD FOR THE SECOND HALF

Our plans for the remainder of the year are to "stay the course." At this time we anticipate no major changes in the general nature of the portfolio holdings. We are expecting some moderation in the rate of economic growth, with earnings continuing to be strong in sectors such as consumer nondurable goods and health care. If interest rates continue to decline as we believe they will, our insurance company issues will still do well. We have increased our holdings in the regional bank sector, which would also benefit from falling interest rates. We will maintain our focus on consistent high growth companies, particularly those with earnings derived from international as well as domestic exposure.


Terry Milberger
Senior Portfolio Manager


                          AVERAGE ANNUAL TOTAL RETURN
                              AS OF JUNE 30, 1997(1)

                               1 Year     5 Years     10 Years
                  Series A      27.9%      19.5%       13.6%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

     The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                            TOP 5 EQUITY HOLDINGS**
                            SERIES A - GROWTH SERIES

                   Bristol-Myers Squibb Company .......  1.9%
                   Microsoft Corporation ..............  1.7%
                   AlliedSignal, Inc ..................  1.6%
                   ADT, Ltd. ..........................  1.6%
                   General Electric Company ...........  1.6%

                   ** At June 30, 1997

SERIES B (GROWTH-INCOME SERIES)
August 15, 1997


The Growth-Income Series of the SBL Fund returned a rewarding 15.45% in the first six months of 1997, close to its peer group average of 15.81%(1). As you know, the stock markets have experienced another period of incredible returns, with the Standard and Poor's 500 Index rising 20.61%. Our blended benchmark index, consisting of 80% S&P 500 Index and 20% Lehman Brothers Aggregate High Yield Bond Index, generated a six-month return of 17.65%.

PORTFOLIO MIX

The portion of the portfolio invested in high yield bonds, while outperforming its benchmark index, has held back performance on the overall portfolio throughout this period of strong stock markets. Even though high yield bonds have been the star performers in the domestic fixed income investment realm for the first half of the year, they have still vastly underperformed equities. The 20% of the portfolio allocated to bonds was reduced to 15% late in the first half, and may be reduced further in coming months.

In the 80% of the Series allocated to equities (which has recently been raised to 85%), the emphasis is still heavily on growth stocks. The mix is a ratio of about four to one growth to value stocks.

POSITIVE AND NEGATIVE FORCES DURING THE FIRST HALF

A primary reason for underperformance relative to the benchmark index was an underweighting in the portfolio in certain sectors which performed very well in the index. These include some areas such as regional banks and telecommunications. Also hurting return was an overweighting in money center banks which, unlike their smaller regional counterparts, underperformed during the six months.

Those areas in which our selection added to performance included health care issues such as Bristol-Myers-Squibb Company and consumer nondurable goods companies like Procter & Gamble Company and Colgate-Palmolive Company. Our Allstate Corporation holdings did very well in a period of declining interest rates. We held a large position--2% of the equity portion of the portfolio--in Coca Cola Company stock, which rose nearly 30% in value in the first half of 1997.

SERIES B (GROWTH-INCOME SERIES)
August 15, 1997


PLANS FOR THE NEXT SIX MONTHS

As mentioned earlier, we will probably reduce the high yield bond portion of the portfolio a bit more in the second half. We anticipate no other major changes to the structure in the coming months, but will continue focusing on stocks of consistent high growth companies, emphasizing those with earnings derived from international as well as domestic exposure. We expect earnings to remain strong in the consumer nondurable goods and health care sectors. If interest rates continue to decline as we believe they will, interest-sensitive stocks should also outperform.


Terry Milberger
Senior Portfolio Manager


Tom Swank
Portfolio Manager


                          AVERAGE ANNUAL TOTAL RETURN
                              AS OF JUNE 30, 1997(1)

                                1 Year     5 Years     10 Years
                   Series B      24.2%      16.1%       13.2%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

     The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                            TOP 5 EQUITY HOLDINGS**
                        SERIES B - GROWTH-INCOME SERIES

                   Procter & Gamble Company ...........  1.9%
                   Bristol-Myers Squibb Company .......  1.9%
                   Microsoft Corporation ..............  1.7%
                   Gillette Company ...................  1.7%
                   General Electric Company ...........  1.7%

                   ** At June 30, 1997

SERIES C (MONEY MARKET SERIES)
August 15, 1997


The total return on money market funds in the first half of 1997 was near that of its close relatives, the fixed income funds, as interest rates on thirty-year Treasury bonds fluctuated in a range roughly between 6.50% and 7.25%. The Money Market Series of SBL Fund posted a gain of 2.51% for the period, outpacing the 2.47% peer group average yield.(1) Money market funds, unlike longer-term fixed income securities, generally benefit from increases in short-term interest rates such as the one executed by the Federal Reserve Open Market Committee in March.

AVERAGE MATURITY TARGETS FOR THE SERIES

At June 30 the Money Market Series had a 48-day average maturity, six days shorter than that of the benchmark IBC Donoghue Money Fund Report. Our goal is to stay within a range of ten days more or less than the Donoghue average and avoid trying to outguess the markets by moving maturities sharply shorter or longer. Because of the short-maturity nature of money market assets we can quickly adjust to interest rate changes when they occur, without taking unnecessary maturity risk in this conservative portfolio.

ASSET SECTORS REPRESENTED IN THE PORTFOLIO

The assets in SBL Fund's Money Market Series at the end of the six-month period consisted of 77% commercial paper, 10% federal agency securities, and 13% Small Business Administration issues. The commercial paper we purchase is entirely in the "top tier" of rating agency classifications, rated at least A1 by Standard and Poor's rating agency or P1 by Moody's. Federal agency holdings may from time to time include short-term securities issued by the Federal National Mortgage Association, the Federal Home Loan Bank, and Federal Farm Credit Banks.

The Small Business Association (SBA) holdings are fully guaranteed by the federal government as to timely payment of principal and interest. These issues, while bearing stated maturities in the twenty to thirty year range, are considered to be short-maturity paper because their interest rate resets periodically (usually monthly or quarterly). This enables the issues to carry coupons representing recent market levels, staying competitive with other short-term investment instruments.

OUTLOOK FOR THE NEXT SIX MONTHS

Interest rates have recently been declining on long-term bonds. Although this movement has some effect on short-term rates, until the Federal Reserve decides to lower their short rate targets, commercial paper and short-maturity agency interest rates should not drop substantially. We expect the Fed to maintain their cautious stance toward a rekindling of inflationary pressures, and therefore believe that money fund returns will not vary substantially in the near future.


Barbara Davison
Fixed Income Team

Series C is neither insured nor guaranteed by the U.S. Government and does not maintain a stable net asset value at $1.00 per share.


                          AVERAGE ANNUAL TOTAL RETURN
                              AS OF JUNE 30, 1997(1)

                               1 Year     5 Years     10 Years
                  Series C      5.1%       3.5%         5.2%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

     The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

SERIES D (WORLDWIDE EQUITY SERIES)
August 15, 1997


[LEXINGTON LOGO]    SUBADVISOR, LEXINGTON MANAGEMENT CORPORATION
                    PORTFOLIO MANAGERS, RICHARD SALER AND ALAN WAPNICK


The Worldwide Equity Series returned 12.70% during the six month period ending June 30, outpacing its peer group average of 12.50%(1). The benchmark Morgan Stanley Capital International World Index (MSCI Index) advanced 14.55%, with a large part of the return coming from its 45% weighting in United States stocks.

THE EFFECT OF U.S. WEIGHTINGS IN GLOBAL PORTFOLIOS

The United States equity market continued to power ahead with a first half gain as measured by the Standard & Poor's 500 Index of 20.61%. Due to the perceived risk of slow profit growth and lofty valuation levels, the Worldwide Equity Series maintained a relatively low U.S. exposure, as did most global funds. As a result, the benchmark MSCI Index easily outperformed most managed global funds.

The Series benefited from strong equity performance in Europe. For example, Switzerland posted a staggering 31.3% increase, while Spain advanced 20.7%. Emerging market holdings in Latin America performed well; however, these gains in the portfolio were offset by losses suffered in Malaysia and the Philippines.

MARKET PERFORMANCE AROUND THE WORLD

Equity markets are enjoying a historic climb in most countries as inflation worldwide continues to fall. There are other regional drivers moving stock prices, also. In Latin America economic recovery is leading to profit acceleration. European equities are advancing as investors anticipate European Monetary Union will become a reality, and this confidence has led to dramatic falls in interest rates as European rates converge with low German rates. Economic activity is accelerating from depressed levels across Europe, resulting in rising profit expectations. Many European companies are now undertaking the restructuring process already completed by many U.S. corporations, reducing costs and increasing profit margins.

Finally, even Japan, after a difficult start, has enjoyed positive returns so far in 1997 with a market gain of 8.7%. Japanese economic growth has accelerated, improving profits and investor confidence.

WHERE DO WE GO FROM HERE?

The challenge for investors today is quite high. Conditions are positive for stocks, yet much of

SERIES D (WORLDWIDE EQUITY SERIES)
August 15, 1997


the good news seems to be already reflected in valuations. Given that markets have been and continue to be driven by excess liquidity, large companies have seen their stock prices soar. These same stocks will be most vulnerable when markets eventually decline.

As a result of this trend, we have discovered better value in smaller stocks like IMAX in Canada or JCG Holdings in Hong Kong. These growth stocks are not well known and can be purchased at a discount relative to large stocks with a similar growth outlook. Regionally the Series remains underweighted in the U.S. due to high valuation levels and a muted profit outlook.

Europe is attractive although many stocks are becoming extended. Japanese stocks may have a difficult second half as we expect that economy to slow and profits to disappoint. Opportunities in emerging markets, we believe, are best found in Latin America; the Mexican market looks especially attractive as profit growth accelerates in a falling interest rate environment. The Series is currently overweight in Canada, Latin America and Europe.


Richard Saler
Portfolio Manager


Alan Wapnick
Portfolio Manager

Investing in foreign countries may involve risks, such as currency fluctuations and political instability, not associated with investing exclusively in the U.S.


                          AVERAGE ANNUAL TOTAL RETURN
                             AS OF JUNE 30, 1997(1)

                               1 Year     5 Years     10 Years
                  Series D      17.6%      14.3%        4.2%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

     The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                            TOP 5 EQUITY HOLDINGS**
                       SERIES D - WORLDWIDE EQUITY SERIES

                  Bohler Uddeholm AG ...................  2.5%
                  Imax Corporation .....................  2.0%
                  Wienerberger Bautofindstrie AG .......  1.8%
                  Cemex "B" ............................  1.7%
                  Jefferson Smurfit Group ..............  1.7%

                  ** At June 30, 1997

SERIES E (HIGH GRADE INCOME SERIES)
August 15, 1997


The fixed income markets were volatile during the first half of 1997. The thirty-year Treasury bond began the year yielding 6.64% and finished June at 6.78%, rising as high as 7.14% in between. The total return for the long bond was only 2.3% over the six-month period. Corporate issues fared slightly better, as the Lehman Corporate Bond Index rose 3.07%. The High Grade Income Series of the SBL Fund returned 2.75% through June 30, slightly behind its peer group average of 2.84%.(1)

CONTRIBUTORS TO PERFORMANCE IN THE FIRST HALF

The Series underperformed in the first three months of 1997 primarily because of its position in bonds issued by property and casualty insurer Home Holdings. This company, which experienced problems among some of its insured risks, continued to decline in value and was ultimately sold from the portfolio.

While the first quarter's total return was negative, the second quarter's was much better, outperforming its peers over the three month period. Steps were taken to upgrade the overall credit quality of the holdings in the portfolio. The high yield portion is now concentrated in issues rated BB and B, the upper tiers of the high yield rating universe. Some of these issues have the potential to be upgraded to investment grade ratings in the not-too-distant future, which should add a capital gain return element to their attractive coupon rates.

HOW THE PORTFOLIO LOOKS NOW

At the end of June the sector composition of the portfolio was approximately 50.7% high grade corporate bonds, 20.4% Yankee bonds (U.S. dollar-denominated securities issued by foreign corporations), 16.9% high yield corporate issues, and about 12% mortgage-backed securities issues primarily by agencies of the U.S. Government. This sector diversification should give the Series some downside protection because the various sectors will not always move up or down in value in tandem.

The average rating of the bonds in the portfolio is A-, with an average coupon of 7.82%. Average duration of the securities is about 6.6 years, slightly longer than that of the benchmark Lehman Corporate Bond Index duration of 5.88 years.

SERIES E (HIGH GRADE INCOME SERIES)
August 15, 1997


LOOKING TO THE SECOND HALF

We plan to increase the allocation of high yield bonds to be nearer 20% of total assets early in the second half. We are also working to reduce the block size of issues in the portfolio so that each issuer will represent 2.5% or less of total assets, in order to achieve further diversification.

The High Grade Income Series' portfolio, with these changes, will be well positioned for the coming months. We will maintain our emphasis on maintaining a neutral duration and diversification among sectors and asset classes. The mortgage-backed securities and Yankee bonds provide cash flow through their generally higher coupon interest rates than other classes. Finally, fundamentally improving stories among our high yield credits provide the potential for added return through capital gain.


Tom Swank
Portfolio Manager


Steven M. Bowser
Portfolio Manager


                          AVERAGE ANNUAL TOTAL RETURN
                              AS OF JUNE 30, 1997(1)

                               1 Year     5 Years     10 Years
                  Series E      5.7%       5.9%         7.6%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

     The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                  ASSET MIX**
                      SERIES E - HIGH GRADE INCOME SERIES

                   Corporate Bonds ...................  76.7%
                   Trust Preferred Securities ........   4.8%
                   Mortgage Backed Securities ........  14.6%
                   Government Securities .............   0.4%
                   Cash & Equivalents ................   3.5%

                   ** At June 30, 1997

SERIES J (EMERGING GROWTH SERIES)
August 15, 1997


In the midst of generally robust stock markets, small cap and midcap stocks continued to underperform. By most measures, their returns were very attractive. The Standard & Poor's 400 Midcap Growth Stock Index rose 14.95% in the first half, and the small-cap Russell 2000 Index was up 10.17%. It is only when compared with their larger counterparts that these returns seem less than ideal.

RELATIVE PERFORMANCE OF THE SERIES VERSUS ITS PEERS

The Emerging Growth Series returned 5.97% over the six months, trailing the average 9.68% performance of its peer group of funds(1). The Series was hit hard in the February and March stock market correction primarily because of its orientation toward consistent growth companies. In periods when interest rates are rising and uncertainty about corporate earnings abound, value stocks frequently outperform growth issues.

Some of this damage was repaired in the second quarter when growth issues recaptured part of their previous losses. The general recovery of the small and midcap sectors of the stock markets during this period also helped the portfolio overall to regain earlier losses. Issues which have performed very well include Dell Computer which gained over 120% during the first half of 1997, money manager Franklin Resources which rose almost 60%, and State Street Corporation, up over 40%.

SMALL CAP AND MIDCAP MARKET OUTLOOK

If economic growth should weaken from its strong first-half pace, small cap and midcap companies would be more likely to outperform the larger issues because their earnings growth would look better by comparison. In addition, a slowing in the pace of initial public offerings has allowed the supply/demand ratio to move closer to normal, strengthening the foundation of the small cap markets.

A reduction in the capital gains tax would be beneficial for the smaller company stocks, since more of their increase in value tends to come from capital appreciation instead of dividends. The outlook for the tax cut seems favorable at the present time; factors not yet known are who the recipients of the cut will be and when it will become effective. Although the initial impact on the stock markets might be a period of decline as investors take advantage of the opportunity to sell their stocks, the longer-term effect will in all likelihood be to benefit the small cap and midcap issues.

SERIES J (EMERGING GROWTH SERIES)
August 15, 1997


PLANS FOR THE NEXT SIX MONTHS

In general we plan to keep the portfolio weighted toward the midcap portion of the market, as investors appear to still be avoiding the smaller companies. We will maintain our focus on higher-quality companies with good earnings consistency and strong management. It is anticipated that our sector weightings will be held close to that of our benchmark index, with substantial weights in technology, health care, and interest sensitive issues. We view any corrections in the markets as excellent buying opportunities.


Cindy Shields
Portfolio Manager


                          AVERAGE ANNUAL TOTAL RETURN
                              AS OF JUNE 30, 1997(1)

                                 1 Year     Since Inception
                                               (10-1-92)
                    Series J      8.0%           16.0%


(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

     The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                               TOP 5 INDUSTRIES**
                       SERIES J - EMERGING GROWTH SERIES

                        Retail Trade ............  8.5%
                        Computer Software .......  8.5%
                        Business Services .......  6.5%
                        Semiconductors ..........  6.3%
                        Computer Systems ........  6.0%

                        ** At June 30, 1997

SERIES K (GLOBAL AGGRESSIVE BOND SERIES)
August 15, 1997


[LEXINGTON LOGO]    [MFR LOGO]
SUBADVISORS, MFR ADVISORS, INC., AND LEXINGTON MANAGEMENT CORPORATION PORTFOLIO MANAGERS, MARIA FIORINI RAMIREZ AND DENIS JAMISON


The first half of 1997 saw mediocre returns for the global fixed income investor. The Global Aggressive Bond Series' total return of 2.43% for the period placed it above the median in its peer group which averaged 1.73%(1).

HOW WORLD BOND MARKETS LOOKED

Many of the world's developed government bond markets performed reasonably well. The average ten-year bond yield of the G-7 countries (Germany, France, United Kingdom, Italy, Japan, Canada and the United States) started the year yielding 6.02% and fell to 5.82% during the first six months. The United States was the only country in the group that experienced a rise in its ten-year bond yields. Although most global bond returns were attractive, they became mediocre for U.S. investors when the value of the U.S. dollar rose against most European currencies.

The two major European anchor countries, Germany and France, remained in the economic doldrums. Constrained by the economic guidelines of the rapidly approaching European Monetary Union (EMU), neither country has the fiscal latitude needed to jump start its economy. This continued anemic economic growth outlook combined with the large short-term interest rate differentials between core Europe and the U.S. (Germany's three-month interest rates are 2.5% below the U.S.) pushed the U.S. dollar up approximately 11% versus the German currency in the first half of 1997. This decline more than offset interest income and bond gains and resulted in the benchmark Lehman Brothers Global Bond Index declining 1.58% for the period.

PERFORMANCE OF THE GLOBAL AGGRESSIVE BOND SERIES

The Series owed much of its 2.43% return to its investment in dollar denominated high yield bonds. This category includes Brady bonds, U.S. high yield corporate debt and dollar denominated mortgages. All of these sectors saw their interest rate spreads narrow versus U.S. Treasury securities as investors around the world sought relatively high yielding securities. With yields in the G-7 countries averaging about 5.8% on June 30, this comes as no surprise.

SERIES K (GLOBAL AGGRESSIVE BOND SERIES)
August 15, 1997


A LOOK AHEAD

We are optimistic about the Series' return for the second half of 1997. The global interest rate environment should remain friendly with subdued inflation the most important contributor. In addition, we believe that most of the bad news regarding Europe has been priced into the U.S. dollar. These factors, combined with a continued flow of funds into the high yield bond sectors, bode well for the Global Aggressive Bond Series.


Maria Fiorini Ramirez
Portfolio Manager


Denis Jamison
Portfolio Manager

Investing in foreign countries may involve risks, such as currency fluctuations and political instability, not associated with investing exclusively in the U.S.


                          AVERAGE ANNUAL TOTAL RETURN
                              AS OF JUNE 30, 1997(1)


                                 1 Year     Since Inception
                                               (6-1-95)
                    Series K      12.1%          11.0%


(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

     The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                TOP 5 COUNTRIES*
                    SERIES K - GLOBAL AGRESSIVE BOND SERIES

                          United States .......  11.6%
                          Canada ..............   9.6%
                          Denmark .............   9.3%
                          Greece ..............   7.4%
                          Hungary .............   6.2%

                          * At June 30, 1997

SERIES M (SPECIALIZED ASSET ALLOCATION SERIES)
August 15, 1997


[MERIDIAN LOGO]  MANAGED BY SECURITY MANAGEMENT COMPANY
                 RESEARCH PROVIDED BY MERIDIAN INVESTMENT MANAGEMENT CORPORATION


The extremely strong U.S. stock markets made returns on asset allocation funds pale in comparison. In periods such as we have experienced so far this year, any fund invested in asset classes other than U.S. stocks will underperform. Investors in these types of funds recognize that the diversification of asset classes generally provides reduced volatility, and can provide an added measure of safety when markets decline. The peer group average for the Specialized Asset Allocation Series rose 9.96% in the first half of 1997, while the Series itself posted a 7.39% gain.(1)

CONTRIBUTORS TO PERFORMANCE IN FIRST HALF

Sometimes allocation choices seem jinxed. Meridian Asset Management recommended changes three times during the past six months. Each worked very well for awhile, and then lost ground to the raging bull market. In late February, they suggested that we sell our remaining real estate stock holdings. The benchmark Wilshire Real Estate Securities Index, which stood at a reading of about 100 at the time, subsequently dropped below 95 before resuming its upward move and closing the period above 104.

In early March Meridian suggested that we reduce our U.S. equity position by 10% to be 24.8% of the portfolio, and our U.S. bond holdings to 15% from almost 22% of assets. As with real estate, following the earlier recommendation, stocks and bonds initially dropped in value from their levels at the time of the portfolio change, and then began rising again.

The third recommendation, a move of 10% of assets into gold on May 7, seemed well-timed as gold stocks rose sharply in the days following the change. But after the Australian central bank announced in June that it had earlier sold a large quantity of its gold reserves, gold stocks departed from overall equity market movements and fell sharply.

EQUITY ASSET CLASSES REVISED

In May Meridian reclassified many of the industry designations in their model portfolio in response to the introduction of a broader S&P industry grouping. The S&P's new "Super 1500" list of industries replaces the 67 classifications previously used, and provides a more descriptive and more narrowly defined index. This change does not affect overall allocation strategies, but allows for better usage of industry

SERIES M (SPECIALIZED ASSET ALLOCATION SERIES)
August 15, 1997


designations within the U.S. equity portion of the portfolio.

PLANS FOR THE SECOND HALF OF 1997

The outlook for the U.S. bond market for the balance of the year is positive, given the low level of inflation, the steady decline in commodity prices, and steady economic growth conditions that prevail currently. We expect this atmosphere to continue through the next six months, and plan to adjust bond holdings from time to time accordingly.

Meridian remains skeptical on the domestic stock markets. At their current high levels, and even with the support of lower bond yields, the danger remains for a substantial correction. International equity markets have lagged the performance of the U.S. markets in dollar terms. In Meridian's view select foreign countries such as Italy and Japan are likely to outperform their U.S. counterparts in the months to come. Accordingly, the foreign stock portion of the portfolio may be increased. Cash continues to be the least rewarding asset class to hold, and will probably be reduced to a very small percentage of assets going forward.


Jane Tedder
Senior Portfolio Manager

Investing in foreign countries may involve risks, such as currency fluctuations and political instability, not associated with investing exclusively in the U.S.


                          AVERAGE ANNUAL TOTAL RETURN
                              AS OF JUNE 30, 1997(1)

                                 1 Year     Since Inception
                                               (6-1-95)
                    Series M      14.7%          14.0%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

     The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                          MERIDIAN TARGET ALLOCATION*
                 SERIES M - SPECIALIZED ASSET ALLOCATION SERIES

                     U.S. Equities .................  24.8%
                     International Equities ........  29.9%
                     U.S. Bonds ....................  15.0%
                     International Bonds ...........  00.0%
                     Gold ..........................  10.0%
                     Real Estate ...................  00.0%
                     Cash ..........................  20.3%

                     * At June 30, 1997

SERIES N (MANAGED ASSET ALLOCATION SERIES)
August 15, 1997


[T. ROWE PRICE LOGO]
SUBADVISOR, T. ROWE PRICE ASSOCIATES, INC.
PORTFOLIO MANAGER, NED NOTZON


After a dull first quarter in which U.S. stocks eked out a positive return and most bonds declined, both rallied in the second quarter of 1997. Stocks were particularly strong, returning 20.61% over the six months as measured by the S&P 500 Index, while the Lehman Brothers Aggregate Bond Index rose 3.09%. International stock markets also performed well. Bonds of established foreign markets trailed their U.S. counterparts, and those of emerging markets had the highest returns in the fixed income sector overall.

A LOOK AT THE MARKETS

Market sentiment was dampened in the first quarter by signs of extremely strong economic growth, rising interest rates, and anticipation of a tightening by the Federal Reserve. As the second quarter progressed, however, investor confidence recovered and soared. Nevertheless, performance among the various stock market sectors was uneven, with some sharp though brief declines.

On the whole, foreign stock markets performed well, although behind the U.S. market. Emerging markets led the way, especially Latin America, up over 40% for the six months. Europe was strong and Japan rebounded, helped by a strengthening of the yen versus the dollar. For the first half, however, the dollar's generally strong showing dampened returns on foreign stocks and bonds for U.S. investors.

PORTFOLIO PERFORMANCE DURING THE FIRST HALF

The Managed Asset Allocation Series performed very well when compared with its peer group, returning 11.65% in the first half of the year versus the peer group average return of 10.19%(1). The Series' benchmark index, a blend of 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index, returned 13.60% for the period.

Sector exposures in the Series have changed very little from the end of 1996. We continue to take a slightly defensive posture given the recent run-up in equity valuations. Therefore, the Series is underweighted in equities versus the benchmark. In the second quarter, the cash position was increased about 1% at the expense of the equity sector. In the equity portion, we continue to overweight foreign versus domestic stocks. In the bond sector we are overweighting high yield bonds, while underweighting foreign issues. We are about neutral in our allocation to investment grade bonds, including cash.

SERIES N (MANAGED ASSET ALLOCATION SERIES)
August 15, 1997


OUR SECOND HALF OUTLOOK

The Federal Reserve seems to be on hold regarding interest rate changes for now. There is no indication that further rate hikes are likely in the near future. We do not expect any significant shifts in bond yields from their current levels. The domestic stock market continues to climb. Even with the labor market as tight as it has been, corporations have yet to experience the high labor costs that could hurt earnings.

Although we believe that many stocks are highly valued, the domestic market appears on track to generate another year of solid returns. Overseas, world economies continue to recover and Japan seems to have emerged from its long period of stagnation. We expect international markets to provide sound investment opportunities in coming months.


Ned Notzon
Portfolio Manager

Investing in foreign countries may involve risks, such as currency fluctuations and political instability, not associated with investing exclusively in the U.S.


                          AVERAGE ANNUAL TOTAL RETURN
                              AS OF JUNE 30, 1997(1)

                                 1 Year     Since Inception
                                               (6-1-95)
                    Series N      21.1%          17.9%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

     The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                             TOP 5 EQUITY SECTORS*
                   SERIES N - MANAGED ASSET ALLOCATION SERIES

                       Interest Sensitive ........  16.2%
                       Consumer Staples ..........  13.2%
                       Basic Materials ...........  12.7%
                       Energy ....................  10.1%
                       Technology ................   8.1%

                       * At June 30, 1997

SERIES O (EQUITY INCOME SERIES)
August 15, 1997


[T. ROWE PRICE LOGO]     SUBADVISOR, T. ROWE PRICE ASSOCIATES, INC.
                         PORTFOLIO MANAGER, BRIAN C. ROGERS


Ending strong in 1996, the equity market continued to advance sharply in the first half of 1997. The year began slowly with the market up only modestly in the first several months. April, May and June, however, were another matter altogether as the combination of good corporate earnings growth, generally stable interest rates, and strong investor demand for equities fueled a sharply rising, almost frenzied, equity market.

PERFORMANCE COMPARISON WITH PEER FUNDS AND BENCHMARK INDEX

The Equity Income Series trailed the broad market in this environment, returning 14.49% for the six months compared with 20.61% for the benchmark Standard & Poor's 500 Index(1). Its return was closer to that of its peer group average of 16.83%. Often, in sharply rising markets, conservative funds like the Equity Income Series tend to advance at a moderate pace. Nonetheless, given our conservative charter, we are reasonably pleased with the fund's six-month return.

STRATEGY DURING THE FIRST HALF

What's a conservative, value-oriented fund to do in a market environment like the first half of 1997? Our strategy has been to focus on risk even more than we do typically. While we did not alter the overall asset allocation of the fund, we did reduce our investments in a number of companies that have performed well and no longer appear as undervalued as they once did. We always distinguish between the quality of a company and the price of a company's stock.

Several of our larger sales represent investments in some of the world's great companies such as Warner-Lambert Company, Honeywell, Inc., and General Electric Company. When the market fully values a company's equity, our valuation discipline prompts us to "recycle" these holdings into more reasonably valued companies with attractive upside potential and relatively low downside risk.

We added to or initiated positions in companies such as Dow Chemical Company, Knight-Ridder, Inc., General Motors Corporation and Duke Energy Corporation. These companies share the characteristics of attractive relative valuations, high relative dividend yields, and in our opinion good upside potential and moderate downside risk. We purchased smaller positions in a number of other electric utilities, one of the few groups not to participate in the market's advance.

SERIES O (EQUITY INCOME SERIES)
August 15, 1997


SUMMARY AND OUTLOOK

As we entered 1997, the last thing we expected was a market advance as sharp as that which we experienced in the first half. At year end we encountered a "delinkage" which occurred as stock prices surged at a much faster rate than did corporate earnings and dividends. This "delinkage" is even more true today after the first half's strong advance. We will continue to follow our conservative investment approach because there are always interesting investment opportunities in any market environment. From an expectations standpoint, however, we believe that the going is likely to get tougher sometime between now and the end of the year.


Brian C. Rogers
Portfolio Manager


                          AVERAGE ANNUAL TOTAL RETURN
                              AS OF JUNE 30, 1997(1)

                                 1 Year     Since Inception
                                               (6-1-95)
                    Series O      27.3%          26.0%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

     The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                             TOP 5 EQUITY HOLDINGS*
                        SERIES O - EQUITY INCOME SERIES

                    Mellon Bank Company ..............  1.6%
                    Dow Chemical Company .............  1.6%
                    Atlantic-Richfield Company .......  1.5%
                    Exxon Corporation ................  1.4%
                    General Electric Company .........  1.3%

                    * At June 30, 1997

SERIES S (SOCIAL AWARENESS SERIES)
August 15, 1997


Performance of the Social Awareness Series in the first half of 1997 lagged that of the benchmark Domini Social 400 Index. The Series had a very respectable six-month return of 11.01%, while the large-cap oriented Domini Index returned 21.83%(1). The greatest part of the shortfall occurred in the first quarter, when the Series had some exposure to small and mid-cap stocks. In March we decided to move up the capitalization ladder toward the larger companies. As a result, in the second quarter our 15.49% return outperformed the peer group average of 14.25%, although still slightly underperforming the benchmark's 17.82% return for the quarter.

CONTRIBUTORS TO IMPROVING PERFORMANCE

Because of the small size of the Series, changes can be made fairly quickly when prudent to do so. The average market capitalization after making adjustments beginning in March and continuing into the second quarter now stands at about $33 billion. Many of the larger company stocks have contributed strongly to total return. For example, Microsoft rose 53% in the first half of 1997, Procter & Gamble increased 32%, and Coca-Cola was up 30% in the same period. Other stocks in the portfolio increased by greater percentages, but made up a smaller portion of total assets so had less impact. Many major pharmaceutical companies such as Schering-Plough and Merck & Company were also outstanding performers.

CURRENT EVENTS IN THE SOCIAL AWARENESS INVESTING ARENA

As always, we vote our proxies in accordance with the dictates of our social screens. The leading issues throughout "proxy season" in 1997 were the environment, tobacco, workplace diversity, and human rights. A major event is taking place as the settlement nears completion between the tobacco companies and states suing for recovery of health costs related to smoking (we have no exposure to tobacco in our portfolio.) The American Medical Association has encouraged its physician members to check their holdings carefully in order to be fully aware of what they are supporting with their investment dollars. We are pleased that our publicly offered Security Social Awareness Fund has been included on the AMA's list of approved funds for investment by its members.

SERIES S (SOCIAL AWARENESS SERIES)
August 15, 1997


LOOKING TO THE NEXT SIX MONTHS

Our plans for the balance of 1997 are to continue to focus on the larger capitalized companies whose earnings have shown consistent growth. We will continue to closely monitor our social screens and to follow the happenings in the social investing industry, watching for new developments and resolution of continuing issues.


Cindy Shields
Portfolio Manager


                           AVERAGE ANNUAL TOTAL RETURN
                             AS OF JUNE 30, 1997(1)

                            1 Year     5 Year     Since Inception
                                                     (5-1-91)
               Series S      15.0%      17.2%          14.0%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

     The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                             TOP 5 EQUITY HOLDINGS*
                       SERIES S - SOCIAL AWARENESS SERIES

                     Coca-Cola Company ..............  3.5%
                     Microsoft Corporation ..........  3.2%
                     Merck & Company, Inc. ..........  3.0%
                     Intel Corporation ..............  3.0%
                     Procter & Gamble Company .......  2.6%

                     * At June 30, 1997

STATEMENTS OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)


SERIES A (GROWTH)

                                                      NUMBER          MARKET
COMMON STOCKS                                        OF SHARES        VALUE
--------------------------------------------------------------------------------
ADVERTISING - 1.5%
Omnicom Group, Inc. ...........................        200,000   $   12,325,000

AEROSPACE & DEFENSE - 1.5%
McDonnell Douglas Corporation .................        180,000       12,330,000

BROADCAST MEDIA - 1.1%
Tribune Company ...............................        200,000        9,612,500

BANKING & FINANCE - 4.2%
Bank of New York Company, Inc. ................        200,000        8,700,000
Chase Manhattan Corporation ...................        120,000       11,647,500
Northern Trust Corporation ....................        200,000        9,675,000
Norwest Corporation ...........................        100,000        5,625,000
                                                                  -------------
                                                                     35,647,500

CHEMICALS - BASIC - 1.1%
Monsanto Company ..............................        225,000        9,689,063

CHEMICALS - SPECIALTY - 2.2%
Nalco Chemical Company ........................        200,000        7,725,000
Praxair, Inc. .................................        200,000       11,200,000
                                                                  -------------
                                                                     18,925,000
COMPUTER SERVICES - 0.9%
Computer Sciences Corporation* ................        100,000        7,212,500

COMPUTER SOFTWARE - 2.5%
BMC Software, Inc.* ...........................        130,000        7,198,750
Microsoft Corporation*                                 110,000       13,901,250
 ..............................................                   -------------
                                                                     21,100,000

COMPUTER SYSTEMS - 2.0%
Compaq Computer Corporation* ..................         80,000        7,940,000
International Business Machines Corporation ...        100,000        9,018,750
                                                                  -------------
                                                                     16,958,750

CONGLOMERATE - 6.8%
AlliedSignal, Inc. ............................        160,000       13,440,000
Canadian Pacific, Ltd. ........................        400,000       11,375,000
Rockwell International Corporation ............        150,000        8,850,000
U.S. Industries, Inc.* ........................        350,000       12,468,750
United Technologies Corporation ...............        130,000       10,790,000
                                                                  -------------
                                                                     56,923,750
CONSUMER SERVICES - 1.6%
ADT, Ltd.* ....................................        400,000       13,200,000

DATA NETWORKING - 1.1%
3Com Corporation* .............................         60,000        2,700,000
Cisco Systems, Inc.* ..........................        100,000        6,712,500
                                                                  -------------
                                                                      9,412,500

ELECTRIC MACHINERY & ELECTRONIC
  COMPONENTS - 1.6%
General Electric Company ......................        200,000       13,075,000


                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES        VALUE
--------------------------------------------------------------------------------
ELECTRONICS - INSTRUMENTATION - 1.7%
Perkin-Elmer Corporation ......................        120,000   $    9,547,500
Teradyne, Inc.* ...............................        125,000        4,906,250
                                                                  -------------
                                                                     14,453,750

ENERGY EXPLORATION - PRODUCTION - 1.2%
Louisiana Land & Exploration Company ..........        170,000        9,711,250

ENERGY SERVICES - 1.1%
Halliburton Company ...........................        115,000        9,113,750

ENTERTAINMENT - 1.2%
Carnival Corporation (Cl. A) ..................        240,000        9,900,000

FINANCIAL SERVICES - 2.0%
Federal Home Loan Mortgage Corporation ........        180,000        6,187,500
Federal National Mortgage Association .........        240,000       10,470,000
                                                                  -------------
                                                                     16,657,500

FOOD & BEVERAGES - 5.0%
CPC International, Inc. .......................        120,000       11,077,500
ConAgra, Inc. .................................        180,000       11,542,500
PepsiCo, Inc. .................................        300,000       11,268,750
Sara Lee Corporation ..........................        200,000        8,325,000
                                                                  -------------
                                                                     42,213,750

FOOD PROCESSING - 0.6%
Archer-Daniels-Midland Company ................        200,000        4,700,000

HOUSEHOLD PRODUCTS - 4.8%
Colgate-Palmolive Company .....................        150,000        9,787,500
Dial Corporation ..............................        290,000        4,531,250
Gillette Company ..............................        100,000        9,475,000
Kimberly-Clark Corporation ....................        120,000        5,970,000
Procter & Gamble Company ......................         75,000       10,593,750
                                                                  -------------
                                                                     40,357,500

INSURANCE - 9.0%
Aetna, Inc. ...................................        120,000       12,285,000
Allstate Corporation ..........................        175,000       12,775,000
American International Group, Inc. ............         75,000       11,203,125
Chubb Corporation .............................        160,000       10,700,000
General Re Corporation ........................         50,000        9,100,000
Hartford Financial Services Group, Inc. .......        100,000        8,275,000
St. Paul Companies, Inc. ......................        150,000       11,437,500
                                                                  -------------
                                                                     75,775,625

MANUFACTURING - 2.4%
Corning, Inc. .................................        170,000        9,456,250
Leggett & Platt, Inc. .........................        250,000       10,750,000
                                                                  -------------
                                                                     20,206,250

                            See accompanying notes.

STATEMENTS OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)


SERIES A (GROWTH) (CONTINUED)


                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES        VALUE
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS & SUPPLIES - 4.4%
Baxter International, Inc. ....................        200,000   $   10,450,000
Becton, Dickinson & Company ...................        200,000       10,125,000
Boston Scientific Corporation* ................        120,000        7,372,500
Medtronic, Inc. ...............................        110,000        8,910,000
                                                                  -------------
                                                                     36,857,500

MINING & METALS - 1.0%
Aluminum Company Of America ...................        110,000        8,291,250

NATURAL GAS - 1.1%
Coastal Corporation ...........................        170,000        9,041,875

OIL & GAS COMPANIES - 1.0%
Noble Affiliates, Inc. ........................        200,000        7,737,500
Sonat, Inc. ...................................         20,000        1,025,000
                                                                  -------------
                                                                      8,762,500

PAPER & FORESTRY PRODUCTS - 1.2%
Fort Howard Corporation* ......................         50,000        2,531,250
James River Corporation of Virginia ...........        200,000        7,400,000
                                                                  -------------
                                                                      9,931,250

PAINT & ALLIED PRODUCTS - 1.0%
Sherwin-Williams Company ......................        280,000        8,645,000

PETROLEUM REFINING - 4.9%
Amoco Corporation .............................        100,000        8,693,750
Mobil Corporation .............................        160,000       11,180,000
Royal Dutch Petroleum Company - NY Shares .....        200,000       10,800,000
Texaco, Inc. ..................................        100,000       10,875,000
                                                                  -------------
                                                                     41,548,750

PHARMACEUTICALS - 8.0%
American Home Products Corporation ............        150,000       11,475,000
Bristol-Myers Squibb Company ..................        200,000       16,200,000
Elan Corporation PLC ADR* .....................        200,000        9,050,000
Merck & Company, Inc. .........................        100,000       10,350,000
Schering-Plough Corporation ...................        240,000       11,490,000
SmithKline Beecham PLC ADR ....................        100,000        9,162,500
                                                                  -------------
                                                                     67,727,500

PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 1.9%
Eastman Kodak Company .........................        100,000        7,675,000
Xerox Corporation .............................        110,000        8,676,250
                                                                  -------------
                                                                     16,351,250
PUBLISHING & PRINTING - 2.4%
Gannett Company, Inc. .........................        100,000        9,875,000
McGraw-Hill Companies, Inc. ...................        170,000        9,998,125
                                                                  -------------
                                                                     19,873,125



                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES        VALUE
--------------------------------------------------------------------------------
RETAIL TRADE - 9.9%
Dayton Hudson Corporation .....................        150,000   $    7,978,125
Federated Department Stores, Inc.* ............        235,000        8,166,250
Payless ShoeSource, Inc.* .....................        225,000       12,304,687
Rite Aid Corporation ..........................         90,000        4,488,750
Safeway, Inc.* ................................        170,000        7,841,250
TJX Companies, Inc. ...........................        350,000        9,231,250
Toys "R" Us, Inc.* ............................        350,000       12,250,000
Walgreen Company ..............................        200,000       10,725,000
Woolworth Corporation* ........................        450,000       10,800,000
                                                                  -------------
                                                                     83,785,312

SEMICONDUCTORS - 1.7%
Intel Corporation .............................         50,000        7,090,625
Linear Technology Corporation .................         70,000        3,622,500
Xilinx, Inc.* .................................         70,000        3,434,375
                                                                  -------------
                                                                     14,147,500
TRANSPORTATION - 0.8%
Union Pacific Corporation .....................        100,000        7,050,000
                                                                  -------------
  Total common stocks- Series A - 96.4% .......                     811,513,750
  Cash and other assets, less liabilities -
    Series A - 3.6% ...........................                      30,395,934
                                                                  -------------
  Total net assets - Series A - 100.0% ........                  $  841,909,684
                                                                  =============


SERIES B (GROWTH-INCOME)

PREFERRED STOCKS
----------------
BANKING AND CREDIT - 0.6%
California Federal Bank .......................         60,000   $    6,660,000

CABLE TELEVISION - 0.2%
Cablevision Systems Corporation ...............         19,629        2,002,220

ENTERTAINMENT - 0.3%
Time Warner, Inc. .............................          3,391        3,772,176

PUBLISHING & PRINTING - 0.3%
K-III Communications Corporation ..............         30,000        3,052,500
                                                                  -------------

  Total preferred stocks - Series B - 1.4% ....                      15,486,896

TRUST PREFERRED SECURITIES(9)
-----------------------------

FINANCE - 0.3%
S I Financing, Inc., 9.50% - 2026 .............        134,000        3,542,625
                                                                  -------------

  Total trust preferred securities -
    Series B - 0.3% ...........................                       3,542,625


                            See accompanying notes.

STATEMENTS OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)


SERIES B (GROWTH-INCOME) (CONTINUED)


                                                     PRINCIPAL        MARKET
CORPORATE BONDS                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
AIR TRANSPORTATION - 0.4%
Atlas Air, Inc., 12.25% - 2002 ................     $4,275,000   $    4,745,250

CHEMICALS - 0.3%
Envirodyne Industries, Inc., 12.00% - 2000 ....      3,500,000        3,828,125

COMMUNICATIONS - 2.2%
Allbritton Communications Company,
  11.50% - 2004 ...............................      2,975,000        2,952,687
CF Cable TV, Inc., 11.625% - 2005 .............      1,390,000        1,591,550
Century Communications Corporation,
  9.50% - 2005 ................................      4,000,000        4,110,000
Comcast Corporation, 9.125% - 2006 ............      3,500,000        3,666,250
Heritage Media Corporation, 8.75% - 2006 ......      3,200,000        3,320,000
Rogers Cablesystems Ltd., 9.625% - 2002 .......      2,000,000        2,112,500
Rogers Communications, Inc. 9.125% - 2006 .....      2,500,000        2,531,250
Valassis Communications, Inc. 9.55% - 2003 ....      3,150,000        3,398,063
                                                                  -------------
                                                                     23,682,300

CONSUMER GOODS & SERVICES - 0.4%
Pillowtex Corporation, 10.00% - 2006 ..........      1,125,000        1,191,094
Westpoint Stevens, Inc., 9.375% - 2005 ........      3,000,000        3,146,250
                                                                  -------------
                                                                      4,337,344

DIVERSIFIED - 0.3%
Sequa Corporation, 9.375% - 2003 ..............      3,000,000        3,063,750

ELECTRIC & GAS COMPANIES - 0.6%
AES Corporation, 10.25% - 2006 ................      4,500,000        4,905,000
Cal Energy Company, Inc., 9.50% - 2006 ........      2,000,000        2,140,000
                                                                  -------------
                                                                      7,045,000

ENTERTAINMENT - 0.8%
AMF Group, Inc., 10.875% - 2006 ...............      2,725,000        2,943,000
Showboat, Inc., 9.25% - 2008 ..................      4,500,000        4,612,500
Station Casinos, Inc., 10.125% - 2006 .........      1,300,000        1,293,500
                                                                  -------------
                                                                      8,849,000

FINANCE - 0.8%
Dime Bancorp, Inc., 10.50% - 2005 .............      4,000,000        4,340,000
Dollar Financial Group, Inc., 10.875% - 2006 ..      1,550,000        1,658,500
Homeside, Inc., 11.25% - 2003 .................      2,585,000        3,001,831
                                                                  -------------
                                                                      9,000,331


                                                     PRINCIPAL        MARKET
CORPORATE BONDS (CONTINUED)                           AMOUNT          VALUE
--------------------------------------------------------------------------------
FOOD & BEVERAGE TRADE - 1.3%
Cott Corporation, 9.375% - 2005 ...............     $4,025,000   $    4,216,187
Delta Beverage Group, 9.75% - 2003 ............      2,600,000        2,713,750
Southland Corporation,
  5.00% - 2003 ................................      4,000,000        3,385,000
  4.50% - 2004 ................................        900,000          708,750
TLC Beatrice International Holdings, Inc.,
  11.50% - 2005 ...............................      3,300,000        3,708,375
                                                                  -------------
                                                                     14,732,062

HOSPITAL MANAGEMENT - 0.7%
Regency Health Services, Inc., 9.875% - 2002 ..      2,000,000        2,065,000
Tenet Healthcare Corporation, 10.125% - 2005 ..      4,750,000        5,189,375
                                                                  -------------
                                                                      7,254,375

HOTEL & RECREATION - 0.4%
Four Seasons Hotels, Inc., 9.125% - 2000 ......      3,600,000        3,879,000

INDUSTRIAL PRODUCT - 0.3%
Shop Vac Corporation, 10.625% - 2003 ..........      3,175,000        3,373,438

MANUFACTURING - 0.9%
AGCO Corporation, 8.50% - 2006 ................      2,200,000        2,257,750
Johns Manville International Group, Inc.,
  10.875% - 2004 ..............................      3,970,000        4,416,625
Titan Wheel International, Inc., 8.75% - 2007 .      2,650,000        2,696,375
                                                                  -------------
                                                                      9,370,750

OIL & GAS COMPANIES - 0.4%
Seagull Energy Corporation, 8.625% - 2005 .....      4,800,000        4,884,000

PUBLISHING & PRINTING - 0.6%
Golden Books Publishing, Inc., 7.65% - 2002 ...      3,500,000        3,298,750
Hollinger International Publishing, Inc.,
  8.625% - 2005 ...............................      2,825,000        2,874,438
                                                                  -------------
                                                                      6,173,188

REAL ESTATE - 0.3%
BF Saul REIT, 11.625% - 2002 ..................      3,100,000        3,332,500

REFINERY - 0.3%
Crown Central Petroleum Corporation,
  10.875% - 2005 ..............................      3,665,000        3,839,087

RESTAURANTS - 0.5%
Carrols Corporation, 11.50% - 2003 ............      4,800,000        5,142,000

                            See accompanying notes.

STATEMENTS OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)


SERIES B (GROWTH-INCOME) (CONTINUED)

                                                     PRINCIPAL
                                                     AMOUNT OR
                                                      NUMBER          MARKET
CORPORATE BONDS (CONTINUED)                          OF SHARES        VALUE
--------------------------------------------------------------------------------

STEEL & METAL PRODUCTS - 0.1%
AK Steel Corporation, 9.125% - 2006 ...........     $1,400,000   $    1,438,500

TOBACCO PRODUCTS - 0.4%
Dimon, Inc., 8.875% - 2006 ....................     $4,300,000        4,482,750

TRANSPORTATION - 0.4%
Teekay Shipping Corporation, 8.32% - 2008 .....     $4,000,000        4,040,000
                                                                  -------------

  Total corporate bonds - Series B - 12.4% ....                     136,492,750


COMMON STOCKS
-------------
ADVERTISING - 1.6%
Omnicom Group, Inc. ...........................        280,000       17,255,000

AEROSPACE & DEFENSE - 2.9%
Boeing Company ................................        110,000        5,836,875
Lockheed Martin Corporation ...................        105,000       10,874,062
McDonnell Douglas Corporation .................        220,000       15,070,000
                                                                  -------------
                                                                     31,780,937

BANKING & FINANCE - 4.4%
Banc One Corporation ..........................        200,000        9,687,500
Bank of New York Company, Inc. ................        300,000       13,050,000
Chase Manhattan Corporation ...................        150,000       14,559,375
Northern Trust Corporation ....................        225,000       10,884,375
                                                                  -------------
                                                                     48,181,250

BROADCAST MEDIA - 1.3%
Tribune Company ...............................        300,000       14,418,750

CHEMICALS - BASIC - 1.2%
Monsanto Company ..............................        300,000       12,918,750

CHEMICALS - SPECIALTY - 1.5%
Praxair, Inc. .................................        300,000       16,800,000

COMMUNICATION EQUIPMENT - 0.8%
Corning,Inc. ..................................        150,000        8,343,750

COMPUTER SERVICES - 0.4%
Computer Sciences Corporation* ................         60,000        4,327,500

COMPUTER SOFTWARE - 2.4%
BMC Software, Inc.* ...........................        130,000        7,198,750
Microsoft Corporation* ........................        150,000       18,956,250
                                                                  -------------
                                                                     26,155,000

COMPUTER SYSTEMS - 2.0%
Compaq Computer Corporation* ..................         80,000        7,940,000
International Business Systems Corporation ....        150,000       13,528,125
                                                                  -------------
                                                                     21,468,125



                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES        VALUE
--------------------------------------------------------------------------------
CONGLOMERATE - 4.9%
AlliedSignal, Inc. ............................        200,000   $   16,800,000
Canadian Pacific, Ltd. ........................        500,000       14,218,750
Rockwell International Corporation ............        170,000       10,030,000
United Technologies Corporation ...............        150,000       12,450,000
                                                                  -------------
                                                                     53,498,750

CONSUMER SERVICES - 1.5%
ADT, Ltd.* ....................................        500,000       16,500,000

DATA NETWORKING - 1.0%
3Com Corporation* .............................         60,000        2,700,000
Cisco Systems, Inc.* ..........................        130,000        8,726,250
                                                                  -------------
                                                                     11,426,250

ELECTRICAL MACHINERY & ELECTRONIC
COMPONENTS - 1.7%
General Electric Company ......................        280,000       18,305,000

ENERGY SERVICES - 0.9%
Halliburton Company ...........................        120,000        9,510,000

ENTERTAINMENT - 0.9%
The Walt Disney Company .......................        120,000        9,630,000

FINANCIAL SERVICES - 1.8%
Federal Home Loan Mortgage Corporation ........        200,000        6,875,000
Federal National Mortgage Association .........        300,000       13,087,500
                                                                  -------------
                                                                     19,962,500

FOOD & BEVERAGES - 5.4%
Archer-Daniels-Midland Company ................        100,000        2,350,000
CPC International, Inc. .......................        150,000       13,846,875
Coca-Cola Company .............................        260,000       18,135,000
ConAgra, Inc. .................................        200,000       12,825,000
Sara Lee Corporation ..........................        300,000       12,487,500
                                                                  -------------
                                                                     59,644,375

HOSPITAL MANAGEMENT & SERVICES - 0.9%
Columbia/HCA Healthcare Corporation ...........        240,000        9,435,000

HOUSEHOLD PRODUCTS - 5.1%
Colgate-Palmolive Company .....................        150,000        9,787,500
Gillette Company ..............................        200,000       18,950,000
Kimberly-Clark Corporation ....................        120,000        5,970,000
Procter & Gamble Company ......................        150,000       21,187,500
                                                                  -------------
                                                                     55,895,000

INSURANCE - 6.2%
Aetna, Inc. ...................................        115,000       11,773,125
Allstate Corporation ..........................        175,000       12,775,000
Chubb Corporation .............................        200,000       13,375,000
General Re Corporation ........................         40,000        7,280,000
Hartford Financial Services Group, Inc. .......        120,000        9,930,000
St. Paul Companies, Inc. ......................        175,000       13,343,750
                                                                  -------------
                                                                     68,476,875


                            See accompanying notes.

STATEMENTS OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)


SERIES B (GROWTH-INCOME) (CONTINUED)

                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES        VALUE
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS & SUPPLIES - 3.1%
Baxter International, Inc. ....................        250,000   $   13,062,500
Boston Scientific Corporation* ................        170,000       10,444,375
Medtronic, Inc. ...............................        135,000       10,935,000
                                                                  -------------
                                                                     34,441,875

MINING & METALS - 1.0%
Aluminum Company of America ...................        150,000       11,306,250

NATURAL GAS - 2.5%
Coastal Corporation ...........................        225,000      112,967,188
El Paso Natural Gas Company ...................        280,000       15,400,000
                                                                  -------------
                                                                     27,367,188

OIL & GAS COMPANIES - 0.4%
Noble Affiliates, Inc. ........................        120,000        4,642,500

OIL & GAS PIPELINES - 1.0%
MAPCO, Inc. ...................................        340,000       10,710,000

PAPER & FORESTRY PRODUCTS - 1.3%
James River Corporation of Virginia ...........        400,000       14,800,000

PETROLEUM REFINING - 4.4%
Amoco Corporation .............................        140,000       12,171,250
Chevron Corporation ...........................        150,000       11,090,625
Mobil Corporation .............................        200,000       13,975,000
Texaco, Inc. ..................................        110,000       11,962,500
                                                                  -------------
                                                                     49,199,375

PHARMACEUTICALS - 7.9%
American Home Products Corporation ............        175,000       13,387,500
Bristol-Myers Squibb Company ..................        250,000       20,250,000
Elan Corporation PLC ADR* .....................        200,000        9,050,000
Merck & Company, Inc. .........................        150,000       15,525,000
Schering-Plough Corporation ...................        300,000       14,362,500
SmithKline Beecham PLC ADR ....................        150,000       13,743,750
                                                                  -------------
                                                                     86,318,750

PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 1.9%
Eastman Kodak Company .........................        140,000       10,745,000
Xerox Corporation .............................        125,000        9,859,375
                                                                  -------------
                                                                     20,604,375

PUBLISHING & PRINTING - 2.0%
Gannett Company, Inc. .........................        100,000        9,875,000
McGraw-Hill Companies, Inc. ...................        200,000       11,762,500
                                                                  -------------
                                                                     21,637,500

RESTAURANTS & FOOD SERVICE - 1.0%
Wendy's International, Inc. ...................        450,000       11,671,875



                                                     PRINCIPAL
                                                     AMOUNT OR
                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES        VALUE
--------------------------------------------------------------------------------
RETAIL TRADE - 4.1%
Dayton Hudson Corporation .....................        100,000   $    5,318,750
Federated Department Stores, Inc.* ............        330,000       11,467,500
Toys "R" Us, Inc.* ............................        450,000       15,750,000
Woolworth Corporation* ........................        500,000       12,000,000
                                                                  -------------
                                                                     44,536,250

SEMICONDUCTORS - 0.8%
Intel Corporation .............................         60,000        8,508,750

TOYS & SPORTING GOODS - 1.1%
Mattel, Inc. ..................................        360,000       12,195,000

TRANSPORTATION - 0.6%
Union Pacific Corporation .....................        100,000        7,050,000
                                                                  -------------

  Total common stocks - Series B - 81.9% ......                     898,922,500

COMMERCIAL PAPER
----------------

AIG Funding, Inc., 5.725%, 7-03-97 ............     $  900,000          899,714
Avnet, Inc., 5.57%, 8-11-97 ...................     $2,300,000        2,285,073
Merrill Lynch & Company, Inc., ................     $5,000,000
  5.55%, 7-02-97 ..............................                         999,846
  5.55%, 7-03-97 ..............................                       3,998,766
                                                                  -------------

  Total commercial paper - Series B - 0.8% ....                       8,183,399
                                                                  -------------
  Total investments - Series B - 96.8% ........                   1,062,628,170
  Cash and other assets, less liabilities -
    Series B - 3.2% ...........................                      34,785,481
                                                                  -------------
  Total net assets - Series B - 100.0% ........                  $1,097,413,651
                                                                  =============


SERIES C (MONEY MARKET)

COMMERCIAL PAPER
----------------
AEROSPACE & DEFENSE - 1.4%
Allied Signal, Inc. (PP), 5.52%, 7-2-97 .......     $2,000,000   $    1,999,693

BEVERAGES - 0.6%
PepsiCo, Inc., ................................     $  845,000
  5.50%, 7-1-97 ...............................                         424,156
  5.50%, 7-14-97 ..............................                         420,000
                                                                  -------------
                                                                        844,156

                            See accompanying notes.

STATEMENTS OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)


SERIES C (MONEY MARKET) (CONTINUED)

<CAPITON>
                                                     PRINCIPAL        MARKET
COMMERCIAL PAPER (CONTINUED)                          AMOUNT          VALUE
--------------------------------------------------------------------------------
BROKERAGE - 6.2%
Credit Suisse First Boston, 5.60%, 7-9-97 .....     $2,000,000   $    1,997,220
Merrill Lynch & Company, Inc., ................      6,640,000
  5.57%, 7-10-97 ..............................                         499,304
  5.53%, 7-2-97 ...............................                       2,499,616
  5.58%, 8-18-97 ..............................                         337,440
  5.57%, 8-29-97 ..............................                       1,981,560
  5.57%, 8-5-97 ...............................                       1,292,960
                                                                  -------------
                                                                      8,608,100

BUSINESS SERVICES - 2.9%
AI Credit Corporation, 5.475%, 7-7-97 .........      1,400,000        1,398,722
General Electric Capital Corporation,
5.52%, 8-6-97 .................................      2,600,000        2,585,648
                                                                  -------------
                                                                      3,984,370

COMBINATION GAS & ELECTRIC - 7.3%
Central Illinois Light Company, 5.57%, 8-12-97.      2,400,000        2,384,404
Dayton Power & Light Company, 5.56%, 7-15-97 ..      4,300,000        4,290,702
Pacific Gas & Electric Company, ...............      3,500,000
  5.56%, 7-21-97 ..............................                       2,990,733
  5.56%, 7-24-97 ..............................                         498,224
                                                                  -------------
                                                                     10,164,063

COMPUTER SYSTEMS - 4.8%
International Business Machines Corporation, ..      6,600,000
  5.50%, 7-14-97 ..............................                       2,395,233
  5.52%, 7-25-97 ..............................                       3,188,224
  5.50%, 7-8-97 ...............................                         998,931
                                                                  -------------
                                                                      6,582,388

ELECTRIC UTILITIES - 15.7%
Carolina Power & Light Company, ...............      4,310,000
  5.53%, 7-29-97 ..............................                       1,593,118
  5.53%, 7-30-97 ..............................                       2,697,928
Georgia Power Company, 5.53%, 7-7-97 ..........        138,000          137,873
Idaho Power Company, ..........................      3,996,000
  5.52%, 7-10-97 ..............................                       2,995,860
  5.60%, 7-31-97 ..............................                         991,352
New England Power Company, ....................      6,745,000
  5.57%, 7-10-97 ..............................                       3,919,534
  5.57%, 7-14-97 ..............................                       1,816,339
  5.62%, 7-17-97 ..............................                         997,502
Progress Capital Holdings, Inc., ..............      6,500,000
  5.54%, 7-11-97 ..............................                       2,496,153
  5.57%, 7-25-97 ..............................                       3,985,147
                                                                  -------------
                                                                     21,630,806


                                                     PRINCIPAL        MARKET
COMMERCIAL PAPER (CONTINUED)                          AMOUNT          VALUE
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.5%
General Electric Company, .....................     $3,500,000
  5.56%, 7-28-97 ..............................                  $      497,915
  5.51%, 7-7-97 ...............................                       2,997,245
                                                                  -------------
                                                                      3,495,160

ELECTRONICS - 4.7%
Avent, Inc., ..................................      6,450,000
  5.55%, 7-18-97 ..............................                         997,379
  5.57%, 7-1-97 ...............................                       3,500,000
  5.55%, 8-1-97 ...............................                       1,940,681
                                                                  -------------
                                                                      6,438,060

ENGINEERING - 0.2%
Fluor Corporation, 5.56%, 7-31-97 .............        225,000          223,957

ENTERTAINMENT - 0.2%
Walt Disney Company, The, 5.55%, 7-3-97 .......        248,000          247,924

HARDWARE & TOOLS - 3.2%
Sherwin-Williams Company (PP), 5.55%, 8-4-97 ..      4,500,000        4,476,413

INDUSTRIAL SERVICES - 2.7%
PPG Industries, Inc., 5.50%, 7-7-97 ...........      3,700,000        3,696,608

MANUFACTURING - 1.3%
Eaton Corporation, 5.55%, 7-24-97 .............      1,870,000        1,863,369

NATURAL GAS - 4.7%
Laclede Gas Company, ..........................      6,500,000
  5.52%, 7-10-97 ..............................                       2,995,860
  5.55%, 7-31-97 ..............................                       3,483,813
                                                                  -------------
                                                                      6,479,673

PHARMACEUTICALS - 4.9%
Allergan, Inc., ...............................      6,875,000
  5.56%, 7-22-97 ..............................                       1,669,567
  5.52%, 7-8-97 ...............................                       1,997,853
  5.56%, 8-19-97 ..............................                       2,481,081
  5.57%, 9-16-97 ..............................                         691,537
                                                                  -------------
                                                                      6,840,038
POLLUTION CONTROL - 2.4%
Engelhard Corporation, ........................      3,350,000
  5.60%, 8-11-97 ..............................                         332,826
  5.70%, 8-11-97 ..............................                       2,995,433
                                                                  -------------
                                                                      3,328,259

PHOTOGRAPH/IMAGING - 4.6%
Eastman Kodak Company, ........................      6,400,000
  5.50%, 7-11-97 ..............................                       3,993,889
  5.50%, 7-9-97 ...............................                       2,397,067
                                                                  -------------
                                                                      6,390,956

RETAIL - GROCERY - 2.7%
Winn-Dixie Stores, Inc., 5.55%, 8-19-97 .......      3,700,000        3,672,050


                            See accompanying notes.

STATEMENTS OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)


SERIES C (MONEY MARKET) (CONTINUED)

                                                     PRINCIPAL        MARKET
COMMERCIAL PAPER (CONTINUED)                          AMOUNT          VALUE
--------------------------------------------------------------------------------
RETAIL TRADE - 2.4%
Toys "R" Us, Inc., 5.52%, 7-2-97 ..............     $3,325,000   $    3,324,490

TELECOMMUNICATIONS - 1.7%
Pacific Bell, 5.60%, 7-11-97 ..................      2,300,000        2,296,422
                                                                  -------------

  Total commercial paper - Series C- 77.1% ....                     106,586,955

U.S. GOVERNMENT & AGENCIES
--------------------------

FEDERAL HOME LOAN BANK - 10.1%
  5.63%, 12-17-97 .............................      3,000,000        3,001,590
  5.87%, 1-30-98 ..............................      2,000,000        2,004,040
  5.70%, 3-4-98 ...............................      2,000,000        2,000,100
  5.885%, 3-30-98 .............................      2,000,000        2,002,000
  6.13%, 4-17-98 ..............................      2,000,000        2,002,100
  5.90%, 7-8-98 ...............................      3,000,000        3,000,000
                                                                  -------------
                                                                     14,009,830

SMALL BUSINESS ASSOCIATION POOLS - 13.4%
  #502406, 6.25%, 2006(3)......................        459,862          459,862
  #502163, 6.50%, 2012(3)......................        801,337          801,337
  #502353, 6.25%, 2018(3)......................        130,799          130,799
  #503176, 6.125%, 2020(3).....................        777,355          781,242
  #503459, 6.00%, 2021(3)......................      1,974,570        1,967,166
  #503283, 6.00%, 2021(3)......................      2,398,175        2,388,057
  #503295, 6.00%, 2021(3)......................      1,626,572        1,618,439
  #503303, 6.00%, 2021(4)......................      1,722,266        1,713,655
  #503308, 6.00%, 2021(4)......................      1,345,639        1,345,639
  #503343, 6.125%, 2021(3).....................      2,023,887        2,023,887
  #503347, 6.125%, 2021(3).....................      5,325,098        5,325,098
                                                                  -------------
                                                                     18,555,181

  Total U.S. government & agencies -
    Series C - 23.5% ..........................                      32,565,011
                                                                  -------------
  Total investments - Series C - 100.6% .......                     139,151,966
  Liabilities in excess of cash and other
    assets - Series C - (0.6%) ................                        (776,050)
                                                                  -------------
  Total net assets - Series C - 100.0% ........                  $  138,375,916
                                                                  =============


<CAPITON>

SERIES D (WORLDWIDE EQUITY)

                                                      NUMBER          MARKET
COMMON STOCKS                                        OF SHARES        VALUE
--------------------------------------------------------------------------------
ARGENTINA - 1.5%
Perez Companc S.A. ............................        300,400   $    2,412,504
Transportadora de Gas del Sur, S.A. ADR .......        159,100        1,988,750
                                                                  -------------
                                                                      4,401,254

AUSTRALIA - 2.5%
Foster's Brewing Group, Ltd. ..................      2,266,000        4,175,998
QBE Insurance Group, Ltd. .....................        578,350        3,466,139
                                                                  -------------
                                                                      7,642,137

AUSTRIA - 4.2%
Boehler - Uddeholm AG .........................         97,100        7,531,362
Wienerberger Baustoffindustrie AG .............         26,000        5,341,648
                                                                  -------------
                                                                     12,873,010

BRAZIL - 1.3%
Aracruz Celulose S.A. ADR .....................        197,450        4,023,044

CANADA - 6.7%
Bombardier, Inc. "B" ..........................        196,600        4,460,545
Hudson's Bay Company ..........................        112,100        2,518,995
Imax Corporation* .............................        244,000        6,023,750
Jetform Corporation* ..........................         89,800        1,184,238
Noranda Forest, Inc. ..........................        312,000        2,295,518
Tarragon Oil & Gas, Ltd. ......................         88,900        1,043,943
Yogen Fruz Wor ................................        607,000        2,661,975
                                                                  -------------
                                                                     20,188,964

CHILE - 1.6%
Antofagasta Holdings PLC ......................        249,000        1,900,073
Banco Santander ADR ...........................         93,700        1,382,075
Maderas y Sinteticos Sociedad .................         90,500        1,504,563
                                                                  -------------
                                                                      4,786,711

FRANCE - 3.8%
Alcatel Alsthom ...............................         21,900        2,745,457
Elf Aquitaine S.A. ADR ........................         68,100        3,707,194
Lafarge .......................................         38,000        2,365,722
Sidel .........................................         25,960        2,011,911
Unisor Sacilor ................................         46,600          841,365
                                                                  -------------
                                                                     11,671,649

GERMANY - 3.1%
Continental AG ................................        103,300        2,566,888
Deutsche Bank AG ..............................         64,300        3,760,139
Hoechst AG ....................................         26,300        1,116,577
Rofin - Sinar Technologies* ...................         95,900        1,834,087
                                                                  -------------
                                                                      9,277,691

                            See accompanying notes.

STATEMENTS OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)


SERIES D (WORLDWIDE EQUITY) (CONTINUED)

<CAPITON>
                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES        VALUE
--------------------------------------------------------------------------------
GREECE - 0.4%
Hellenic Tellecommunication Organization S.A.
  Rights* .....................................          7,158   $       11,736
Michaniki S.A. ................................        170,100        1,289,059
                                                                  -------------
                                                                      1,300,795

HONG KONG - 4.1%
HSBC Holdings PLC .............................         80,000        2,406,005
JCG Holdings, Ltd. ............................      2,732,000        2,203,999
National Mutual Asia, Ltd. ....................      2,479,000        2,751,856
Nu Skin Asia Pacific, Inc.* ...................         52,800        1,399,200
Peregrine Investment Holdings, Ltd. ...........      1,723,000        3,547,290
                                                                  -------------
                                                                     12,308,350

INDONESIA - 0.6%
PT Tambang Timah ..............................      1,258,500        1,953,871

IRELAND - 3.1%
Allied Irish Banks PLC ........................        330,400        2,528,363
Elan Corporation PLC ..........................         31,700        1,434,425
Jefferson Smurfit Group .......................      1,784,700        5,169,443
Rynair Holdings ...............................         25,000          132,757
                                                                  -------------
                                                                      9,264,988

ITALY - 1.6%
Industrie Natuzzi Spa ADR .....................         95,400        2,444,625
Stet Societa' Finanziaria Telefonica S.p.A. ...        434,900        2,530,676
                                                                  -------------
                                                                      4,975,301

JAPAN - 12.4%
Acorn Company, Ltd. ...........................         38,300        1,847,556
Amway Japan, Ltd. .............................        117,800        3,994,266
Doutor Coffee Company, Ltd. ...................         38,200        1,552,302
Fuji Bank, Ltd. ...............................        156,000        2,344,839
Fujitsu, Ltd. .................................         84,000        1,167,176
Kubota Corporation ............................        237,000        1,161,907
Maruco Company, Ltd. ..........................         20,500          170,908
Matsushita Electric Industrial Company, Ltd. ..         88,000        1,776,457
Mitsubishi Estate Company .....................        169,000        2,451,629
NEC Corporation ...............................         82,000        1,146,552
Nippon Steel Corporation ......................      1,004,000        3,211,255
Omron Corporation .............................         58,000        1,211,395
Sony Corporation ..............................         54,000        4,714,322
Sumitomo Electric Industries ..................         74,000        1,241,632
The Bank of Tokyo - Mitsubishi, Ltd. ..........        119,000        2,391,855
Timco, Ltd. ...................................         27,900        1,243,467
Tokyo Electron, Ltd. ..........................         54,000        2,586,034
Toshiba Corporation ...........................        265,000        1,706,763
Yamato Kogyo Company, Ltd. ....................        184,000        1,817,006
                                                                  -------------
                                                                     37,737,321


                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES        VALUE
--------------------------------------------------------------------------------
MALAYSIA - 1.3%
Tanjong PLC ...................................      1,182,000   $    4,074,241

MEXICO - 1.7%
Cemex S.A. de C.V. "B" ........................      1,064,000        5,176,532

NETHERLANDS - 0.8%
Phillips Electronics N.V. .....................         33,640        2,413,990

NEW ZEALAND - 2.6%
Brierley Investments, Ltd. ....................      2,029,100        1,980,259
Carter Holt Harvey, Ltd. ......................      1,205,900        3,113,812
Fletcher Challenge Building ...................        908,900        2,728,826
Fletcher Challenge Forests* ...................         36,356           52,729
                                                                  -------------
                                                                      7,875,626

NORWAY - 1.5%
Saga Petroleum AS .............................        235,700        4,475,238

PHILIPPINES - 0.5%
C & P Homes, Inc. .............................      4,034,150        1,514,182

POLAND - 1.4%
Debica S.A.* ..................................         37,383          767,853
Elektrim Towarzystwo Handlowe S.A. ............        148,233        1,290,063
Wedel S.A. ....................................         40,359        2,173,770
                                                                  -------------
                                                                      4,231,686

SINGAPORE - 1.8%
Clipsal Industries, Ltd. ......................        357,000        1,263,780
Jardine Strategic Holdings, Ltd. ..............        438,000        1,655,640
Jardine Strategic Holdings, Ltd. (Warrants)* ..         21,900              986
Want Want Holdings* ...........................        762,000        2,529,840
                                                                  -------------
                                                                      5,450,246

SPAIN - 2.2%
Adolfo Dominguez S.A. .........................         57,600        2,271,570
Banco Popular Espanol S.A. ....................         10,800        2,650,981
Tele Pizza, S.A. ..............................         28,900        1,705,663
                                                                  -------------
                                                                      6,628,214

SWEDEN - 1.3%
Industrial & Financial Systems,
  IFS AB ......................................        464,500        2,252,703
  Skandinaviska Enskilda ......................        163,500        1,765,595
                                                                  -------------
                                                                      4,018,298
SWITZERLAND - 5.8%
ABB AG ........................................          2,520        3,820,146
Nestle S.A. ...................................          2,870        3,791,625
Novartis AG ...................................          2,200        3,522,173
Saurer AG .....................................          5,390        3,575,217
Winterthur Schweizerlsche
  Versicherungs - Gesellschaft ................          3,350        2,955,105
                                                                  -------------
                                                                     17,664,266

                            See accompanying notes.

STATEMENTS OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)


SERIES D (WORLDWIDE EQUITY) (CONTINUED)

<CAPITON>
                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES        VALUE
--------------------------------------------------------------------------------
THAILAND - 0.4%
BEC World Public Company ......................        125,000   $    1,071,222

UNITED KINGDOM - 8.7%
Aegis Group PLC ...............................      1,695,000        1,770,170
Blacks Leisure Group PLC ......................         48,100          364,240
D.F.S. Furniture Company PLC ..................        214,500        2,006,297
George Wimpey PLC .............................        671,500        1,508,730
Grand Metropolitan PLC ........................        240,800        2,330,439
Harvey Nichols PLC ............................        196,200          920,831
Inchcape PLC ..................................      1,019,000        4,799,458
Norwich Union PLC .............................         90,000          478,569
Oriflame International S.A ....................        105,000          847,545
PizzaExpress PLC ..............................        215,400        2,254,903
Provident Financial PLC .......................        107,100          992,833
RTZ Corporation PLC ...........................        131,800        2,295,547
SmithKline Beecham PLC ADR ....................         11,200        1,026,200
Tomkins PLC ...................................        573,800        2,482,936
Vodafone Group PLC ............................        477,600        2,324,994
                                                                  -------------
                                                                     26,403,692

UNITED STATES - 17.7%
Ace Ltd. ......................................         17,000        1,255,875
Adaptec, Inc.* ................................         28,000          973,000
AlliedSignal, Inc. ............................         13,500        1,134,000
BJ Services Company* ..........................         16,600          890,175
Boeing Company ................................         20,200        1,071,862
Borders Group, Inc.* ..........................         50,600        1,220,725
Bristol-Myers Squibb Company ..................         13,000        1,053,000
Citicorp ......................................         10,300        1,241,794
Conseco, Inc. .................................         31,200        1,154,400
Crown Cork & Seal Company, Inc. ...............         17,100          913,781
Data General Corporation* .....................         44,500        1,157,000
Diamond Offshore Drilling, Inc.* ..............         27,700        2,164,063
Dover Corporation .............................         16,600        1,020,900
Equity Residential Properties Trust ...........         22,000        1,045,000
Federal National Mortgage Association .........         23,200        1,012,100
Gap, Inc. .....................................         26,800        1,041,850
Georgia Pacific Corporation ...................         13,600        1,161,100
Honeywell, Inc. ...............................         15,700        1,191,237
Ingersoll-Rand Company ........................         27,300        1,685,775
James River Corporation of Virginia ...........         25,400          939,800
Johnson & Johnson .............................         18,400        1,184,500
Kimberly-Clark Corporation ....................         22,600        1,124,350
Medtronic, Inc. ...............................         12,300          996,300
Mobil Corporation .............................         14,000          978,250
Monsanto Company ..............................         33,500        1,442,594
NAC Re Corporation ............................         32,400        1,567,350
NationsBank Corporation .......................         15,500          999,750
Norwest Corporation ...........................         27,300        1,535,625
Perkin-Elmer Corporation ......................         11,900          946,794


                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES        VALUE
--------------------------------------------------------------------------------
UNITED STATES (CONTINUED)
Procter & Gamble Company ......................          8,600   $    1,214,750
Reynolds Metals Company .......................         13,200          940,500
Rite Aid Corporation ..........................         19,900          992,513
Safeway, Inc.* ................................         20,400          940,950
Schlumberger, Ltd. ............................          9,900        1,237,500
Seagate Technology, Inc.* .....................         27,000          950,063
Sealed Air Corporation ........................         21,000          997,500
Service Corporation ...........................         37,000        1,216,375
St. Paul Companies, Inc. ......................         14,700        1,120,875
Structural Dynamics Research Corporation* .....         40,300        1,059,134
Tosco Corporation .............................         32,700          978,956
Tyco International, Ltd. ......................         17,500        1,217,344
Union Pacific Corporation .....................         12,700          895,350
Union Planters Corporation ....................         21,800        1,130,875
United Healthcare Corporation .................         20,400        1,060,800
Warner-Lambert Company ........................         11,200        1,391,600
Waste Management, Inc. ........................         27,200          873,800
Williams Companies, Inc. ......................         28,400        1,242,500
                                                                  -------------
                                                                     53,564,335
                                                                  -------------
  Total common stocks - Series D - 94.6% ......                     286,966,854


PREFERRED STOCKS
----------------
BRAZIL - 0.8%
Companhia Cervejaria Brahma ...................      3,070,000        2,352,659

GERMANY - 0.7%
Sto AG ........................................          5,390        2,254,940
                                                                  -------------
  Total preferred stocks - Series D - 1.5% ....                       4,607,599
                                                                  -------------
  Total investments - Series D - 96.1% ........                     291,574,453
  Cash and other assets less liabilities -
    Series D - 3.9% ...........................                      11,804,135
                                                                  -------------
  Total net assets - Series D - 100.0% ........                  $  303,378,588
                                                                  =============

                            See accompanying notes.

STATEMENTS OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)


SERIES D (WORLDWIDE EQUITY) (CONTINUED)


     At June 30,  1997,  the  composition  of the Fund's net assets by  industry concentration was as follows
     Banking .....................................................     7.1%
     Capital Equipment ...........................................    11.6%
     Chemicals ...................................................     0.5%
     Construction & Housing ......................................     1.4%
     Consumer Durables ...........................................     4.8%
     Consumer Nondurables ........................................    11.0%
     Electrical and Electronics ..................................     3.9%
     Energy Sources ..............................................     5.8%
     Financial Services ..........................................     9.8%
     Health & Personal Care ......................................     4.5%
     Materials ...................................................    16.8%
     Merchandising ...............................................     5.3%
     Multi-industry ..............................................     4.2%
     Real Estate .................................................     1.2%
     Services ....................................................     4.3%
     Telecommunications ..........................................     1.6%
     Trade .......................................................     2.0%
     Transportation ..............................................     0.3%
     Cash and other assets less liabilities ......................     3.9%
                                                                     ------
     Total net assets ............................................   100.0%
                                                                     ======


SERIES E (HIGH GRADE INCOME)

                                                     PRINCIPAL        MARKET
CORPORATE BONDS                                       AMOUNT          VALUE
--------------------------------------------------------------------------------
AIR TRANSPORTATION - 4.2%
Southwest Airlines Company, 7.875% - 2007 .....     $2,500,000   $    2,621,875
United Airlines, 11.21% - 2014 ................      1,800,000        2,355,750
                                                                  -------------
                                                                      4,977,625

BANKS - 15.0%
ABN AMRO Bank NV,
  7.55% - 2006 ................................      1,000,000        1,030,000
  7.30% - 2026 ................................      3,000,000        2,842,500
Abbey National PLC, 6.69% - 2005 ..............      2,750,000        2,695,000
BCH Cayman Islands, Ltd., 7.70% - 2006 ........      2,500,000        2,562,500
Bank of New York, Inc., 6.50% - 2003 ..........      3,500,000        3,416,875
Malayan Bank of New York, 7.125% - 2005 .......      2,750,000        2,719,063
Santander Financial Issuances, Ltd.,
  7.00% - 2006 ................................      2,800,000        2,765,000
                                                                  -------------
                                                                     18,030,938

BROKERS, DEALERS & SERVICES - 7.2%
Lehman Brothers, Inc., 7.25% - 2003 ...........      3,250,000        3,262,188
Morgan Stanley Group, Inc., 7.25% - 2023 ......      5,000,000        4,693,750
Salomon Inc., 7.30% - 2002 ....................        700,000          704,375
                                                                  -------------
                                                                      8,660,313

                                                     PRINCIPAL        MARKET
CORPORATE BONDS (CONTINUED)                           AMOUNT          VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS - 5.5%
Comcast Corporation, 9.125% - 2006 ............     $1,000,000   $    1,047,500
Paramount Communications, 7.50% - 2023 ........      1,000,000          878,750
Rogers Cablesystems, Ltd., 9.625% - 2002 ......      1,100,000        1,161,875
Rogers Communication, Inc., 9.125% - 2006 .....        900,000          911,250
Valassis Communications, Inc., 9.55% - 2003 ...      2,375,000        2,562,031
                                                                  -------------
                                                                      6,561,406

CONSUMER GOODS & SERVICES - 5.1%
Nike, Inc., 6.375% - 2003 .....................      3,180,000        3,096,525
Sears Roebuck Acceptance Corporation,
  6.41% - 2001 ................................      3,000,000        2,962,500
                                                                  -------------
                                                                      6,059,025

ELECTRONICS - 1.7%
Pioneer Standard Electronics, Inc.,
  8.50% - 2006 ................................      1,900,000        1,980,750

FINANCE - 5.0%
Argentaria Capital Funding, 6.375% - 2026 .....      2,000,000        1,875,627
Countrywide Capital Industries, Inc.,
  8.00% - 2026 ................................      1,000,000          997,500
PNC Funding Corporation, 7.75% - 2004 .........      3,000,000        3,105,000
                                                                  -------------
                                                                      5,978,127

FOOD & BEVERAGES - 6.5%
Chiquita Brands International, Inc.,
  10.25% - 2006 ...............................      1,750,000        1,863,750
Coca-Cola Enterprises, Inc., 6.70% - 2036(5) ..      3,500,000        3,500,000
FEMSA Fomento Economico Mexicano SA,
  9.50% - 1997 ................................        400,000          400,500
Panamerican Beverage, Inc., 8.125% - 2003 .....      2,000,000        2,035,000
                                                                  -------------
                                                                      7,799,250

FUNERAL HOMES - 1.9%
Loewen Group International, Inc., 8.25% - 2003.      2,250,000        2,286,563

HOSPITAL MANAGEMENT - 0.9%
Tenet Healthcare, 10.125% - 2005 ..............      1,000,000        1,092,500

INSURANCE - 1.4%
Travelers Capital Trust, 7.75% - 2036 .........      1,650,000        1,600,500

                            See accompanying notes.

STATEMENTS OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)


SERIES E (HIGH GRADE INCOME) (CONTINUED)

                                                     PRINCIPAL        MARKET
CORPORATE BONDS (CONTINUED)                           AMOUNT          VALUE
--------------------------------------------------------------------------------
MEDIA - 3.7%
Time Warner Entertainment, 10.15% - 2012 ......     $1,750,000   $    2,115,313
Turner Broadcasting, 8.375% - 2013 ............      2,250,000        2,328,750
                                                                  -------------
                                                                      4,444,063

MANUFACTURING - 0.8%
Agrium, Inc., 7.00% - 2004 ....................      1,000,000          995,000

MOTOR VEHICLES & EQUIPMENT - 4.1%
Chrysler Corporation, 7.45% - 2027 ............      4,000,000        3,945,000
Ford Motor Company, 7.25% - 2008 ..............      1,000,000        1,007,500
                                                                  -------------
                                                                      4,952,500

OIL & GAS COMPANIES - 6.1%
Petroleum Geo-Services, 7.50% - 2007 ..........      2,000,000        2,012,500
Petroleum Nasional Berhad, 7.125% - 2006 ......      1,750,000        1,745,625
Seagull Energy Corporation, 8.625% - 2005 .....      1,500,000        1,526,250
Transocean Offshore, Inc., 8.00% - 2027 .......      2,000,000        2,067,500
                                                                  -------------
                                                                      7,351,875

PAPER & LUMBER PRODUCTS - 1.5%
Domtar, Inc., 9.50% - 2016 ....................      1,750,000        1,767,500

PUBLISHING & PRINTING - 1.3%
K-III Communications Corporation, 10.25% - 2004        555,000          585,525
Quebecor Printing Capital, 7.25% - 2007 .......      1,000,000        1,007,500
                                                                  -------------
                                                                      1,593,025

STEEL & METAL PRODUCTS - 1.1%
AK Steel, 10.75% - 2004 .......................      1,250,000        1,346,875

TOBACCO PRODUCTS - 0.6%
Dimon, Inc., 8.875% - 2006 ....................        675,000          703,688

UTILITIES - 2.3%
Tennessee Gas Pipeline, 7.50% - 2017 ..........      1,700,000        1,697,875
Westinghouse Electric Company, 8.375% - 2002 ..      1,050,000        1,089,375
                                                                  -------------
                                                                      2,787,250

TRANSPORTATION - 0.8%
Union Pacific Resources Group, Inc.,
  7.50% - 2026 ................................      1,000,000          986,250
                                                                  -------------

  Total corporate bonds - Series E - 76.7% ....                      91,955,023


                                                     PRINCIPAL
                                                     AMOUNT OR
                                                      NUMBER          MARKET
TRUST PREFERRED SECURITIES(9)                        OF SHARES        VALUE
--------------------------------------------------------------------------------
FINANCE - 4.8%
Chase Capital Trust, 6.1047% - 2027(4) ........     $2,500,000   $    2,450,725
Washington Mutual Capital, 8.375% - 2002 ......     $1,000,000        1,016,250
SI Financing, Inc., 9.50% - 2026 ..............         87,140        2,303,764
                                                                  -------------
  Total trust preferred securities -
    Series E - 4.8% ...........................                       5,770,739

MORTGAGE BACKED SECURITIES
--------------------------

U.S. GOVERNMENT AGENCIES - 8.0%
Federal Home Loan Mortgage Corporation,
  #1339 C, 8.00% - 2006 CMO ...................     $1,000,000        1,043,268
  #112 H, 8.80% - 2020 CMO ....................     $  969,041          988,630
  #1311 J, 7.50% - 2021 CMO ...................     $3,350,000        3,380,615
  #1468 U, 7.00% - 2022 CMO ...................     $  711,037          669,825
  #1930 AB, 7.50% - 2023 CMO ..................     $2,442,959        2,473,679
Federal National Mortgage Association,
  #1992-88 L, 8.00% -  2021 CMO ...............     $1,000,000        1,022,877
                                                                  -------------
                                                                      9,578,894
U.S. GOVERNMENT SECURITIES - 3.2%
Government National Mortgage Association,
  #39238, 9.50% - 2009 ........................     $  365,281          391,323
  #181907, 9.50% - 2020 .......................     $  376,963          402,022
  #305617, 9.00% - 2021 .......................     $  294,271          309,837
  #301465, 9.00% - 2021 .......................     $  226,213          238,180
  #2445, 8.00% - 2027 .........................     $2,400,000        2,444,250
                                                                  -------------
                                                                      3,785,612
NON-AGENCY SECURITIES - 3.4%
Chase Capital Mortgage Securities Company,
  1997-1B, 7.37% - 2007 CMO ...................     $1,500,000        1,526,250
Chase Mortgage 1994-G A13, 7.00% - 2025, CMO ..     $2,840,191        2,596,677
                                                                  -------------
                                                                      4,122,927
                                                                  -------------
  Total mortgage backed securities -
    Series E - 14.6% ..........................                      17,487,433

GOVERNMENT SECURITIES
---------------------

CANADIAN GOVERNMENT AGENCIES - 0.4%
British Columbia Province, 6.50% - 2026 .......     $  500,000          453,750
                                                                  -------------

  Total investments - Series E - 96.5% ........                     115,666,945
  Cash & other assets, less liabilities -
    Series E - 3.5% ...........................                       4,267,053
                                                                  -------------
  Total net assets - Series E - 100.0% ........                  $  119,933,998
                                                                  =============

                            See accompanying notes.

STATEMENTS OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)


SERIES J (EMERGING GROWTH)

<CAPITON>
                                                      NUMBER          MARKET
COMMON STOCKS                                        OF SHARES        VALUE
--------------------------------------------------------------------------------
ADVERTISING - 1.5%
Omnicom Group, Inc. ...........................         49,000   $    3,019,625

BANKS & TRUST - 3.2%
Northern Trust Corporation ....................         60,000        2,902,500
State Street Corporation ......................         79,000        3,653,750
                                                                  -------------
                                                                      6,556,250

BEVERAGES - 2.4%
Coca-Cola Enterprises, Inc. ...................        210,200        4,834,600

BIOTECHNOLOGY - 2.5%
Amgen, Inc. ...................................         24,000        1,395,000
BioChem Pharma, Inc.* .........................         62,500        1,390,625
Biogen, Inc.* .................................         32,800        1,111,100
Centocor, Inc.* ...............................         39,000        1,211,437
                                                                  -------------
                                                                      5,108,162

BROKERAGE - 1.8%
Charles Schwab Corporation ....................         88,500        3,600,844

BUSINESS SERVICES - 7.4%
CBT Group PLC ADR* ............................         10,000          631,250
Cambridge Technology Partners, Inc.* ..........         49,000        1,568,000
Cintas Corporation ............................         26,000        1,787,500
Equifax, Inc. .................................         80,800        3,004,750
Fiserv, Inc.* .................................         25,500        1,137,937
Manpower, Inc. ................................         43,000        1,913,500
Paychex, Inc. .................................         60,600        2,302,800
Robert Half International, Inc.* ..............         31,500        1,482,469
Sungard Data Systems, Inc.* ...................         22,500        1,046,250
                                                                  -------------
                                                                     14,874,456

CHEMICALS - SPECIALTY - 2.5%
Praxair, Inc. .................................         55,500        3,108,000
Sigma-Aldrich Corporation .....................         59,000        2,068,687
                                                                  -------------
                                                                      5,176,687

COMMUNICATIONS - EQUIPMENT - 2.0%
ADC Telecommunications, Inc.* .................         70,500        2,352,938
Tellabs, Inc.* ................................         30,500        1,704,187
                                                                  -------------
                                                                      4,057,125

COMPUTER SOFTWARE - 7.6%
America OnLine,Inc.* ..........................         52,500        2,920,313
Ascend Communications, Inc.* ..................         35,000        1,378,125
BMC Software, Inc.* ...........................         56,000        3,101,000
Compuware Corporation* ........................         47,700        2,277,675
McAfee Associates, Inc.* ......................         31,000        1,956,875
PeopleSoft, Inc.* .............................         42,000        2,215,500
Viasoft, Inc.* ................................         31,000        1,573,250
                                                                  -------------
                                                                     15,422,738



                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES        VALUE
--------------------------------------------------------------------------------
COMPUTER SYSTEMS - 6.0%
Dell Computer Corporation* ....................         26,500   $    3,112,094
Electronics for Imaging, Inc.* ................         47,500        2,244,375
ENCAD, Inc.* ..................................         62,000        2,573,000
Sanmina Corporation* ..........................         33,000        2,095,500
SCI Systems, Inc.* ............................         33,000        2,103,750
                                                                  -------------
                                                                     12,128,719

CONSUMER SERVICES - 1.8%
Apollo Group, Inc.* ...........................         56,000        1,974,000
Stewart Enterprises, Inc. .....................         38,500        1,617,000
                                                                  -------------
                                                                      3,591,000

ELECTRIC UTILITIES - 1.0%
AES Corporation* ..............................         29,000        2,051,750

ELECTRONICS - 0.7%
Perkin-Elmer Corporation ......................         18,700        1,487,819

FOOD - 0.7%
Dole Food Company, Inc. .......................         33,200        1,419,300

HEALTH CARE - 2.4%
Cardinal Health, Inc. .........................         30,900        1,769,025
Parexel International Corporation* ............         49,000        1,555,750
Quintiles Transnational Corporation* ..........         21,900        1,524,787
                                                                  -------------
                                                                      4,849,562

HEALTH CARE - HMO - 1.6%
Oxford Health Plans, Inc.* ....................         44,400        3,185,700

HOSPITAL SUPPLIES/MANAGEMENT - 3.0%
Advanced Technology Labs, Inc.* ...............         25,000        1,075,000
Health Management Associates, Inc.* ...........         70,000        1,995,000
HEALTHSOUTH Corporation* ......................        118,000        2,942,625
                                                                  -------------
                                                                      6,012,625

HOTEL/MOTEL - 0.5%
Promus Hotel Corporation* .....................         27,500        1,065,625

HOUSEHOLD FURNISHINGS & APPLIANCES - 1.1%
Leggett & Platt, Inc. .........................         51,300        2,205,900

HOUSEHOLD PRODUCTS - 0.4%
Dial Corporation ..............................         50,000          781,250

INSURANCE - 4.2%
AFLAC, Inc. ...................................         75,950        3,588,637
Progressive Corporation .......................         19,500        1,696,500
SunAmerica, Inc. ..............................         66,000        3,217,500
                                                                  -------------
                                                                      8,502,637

INVESTMENT MANAGEMENT - 3.3%
Franklin Resources, Inc. ......................         69,500        5,043,094
T. Rowe Price Associates, Inc. ................         30,800        1,590,050
                                                                  -------------
                                                                      6,633,144

                            See accompanying notes.

STATEMENTS OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)


SERIES J (EMERGING GROWTH) (CONTINUED)

                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES        VALUE
--------------------------------------------------------------------------------
LEISURE TIME - 1.9%
Callaway Golf Company .........................         41,200   $    1,462,600
Mirage Resorts, Inc.* .........................         98,500        2,487,125
                                                                  -------------
                                                                      3,949,725

MANUFACTURING - 1.4%
Illinois Tool Works, Inc. .....................         57,000        2,846,437

MEDICAL INSTRUMENTS - 1.5%
Guidant Corporation ...........................         35,300        3,000,500

OFFICE EQUIPMENT & SUPPLIES - 0.5%
Corporate Express, Inc.* ......................         70,500        1,017,844

OIL & GAS EQUIPMENT & SERVICES - 4.3%
BJ Services Company* ..........................         21,000        1,126,125
ENSCO International, Inc.* ....................         38,500        2,030,875
Global Marine, Inc.* ..........................         96,000        2,232,000
Smith International, Inc.* ....................         21,000        1,275,750
Tidewater, Inc. ...............................         33,000        1,452,000
Varco International, Inc.* ....................         17,500          564,375
                                                                  -------------
                                                                      8,681,125

OIL & GAS EXPLORATION - 2.8%
Anadarko Petroleum Corporation ................         32,600        1,956,000
Apache Corporation ............................         50,000        1,625,000
Sonat, Inc. ...................................         42,000        2,152,500
                                                                  -------------
                                                                      5,733,500

PACKAGING & CONTAINERS - 0.6%
Sealed Air Corporation* .......................         24,000        1,140,000

PHARMACEUTICALS - 2.5%
Dura Pharmaceuticals, Inc.* ...................         77,500        3,090,312
Jones Medical Industries, Inc. ................         40,000        1,900,000
                                                                  -------------
                                                                      4,990,312

POLLUTION CONTROL - 1.4%
United States Filter Corporation* .............         49,750        1,355,688
United Waste Systems, Inc.* ...................         36,000        1,476,000
                                                                  -------------
                                                                      2,831,688

RESTAURANTS - 1.7%
Papa John's International, Inc.* ..............         46,250        1,699,688
Starbucks Corporation* ........................         43,500        1,693,781
                                                                  -------------
                                                                      3,393,469

RETAIL TRADE - 8.5%
Bed Bath & Beyond, Inc.* ......................         32,500          987,187
Consolidated Stores Corporation* ..............         44,688        1,552,891
Dollar General Corporation ....................         68,375        2,564,062
Dollar Tree Stores, Inc.* .....................         45,000        2,266,875
General Nutrition Companies, Inc.* ............         77,000        2,156,000
Kohl's Corporation* ...........................         52,500        2,779,219
Payless ShoeSource, Inc.* .....................         22,000        1,203,125
Staples, Inc.* ................................        119,250        2,772,563
Tiffany & Company .............................         19,500          900,656
                                                                  -------------
                                                                     17,182,578

                           See accompanying notes.


                                                     PRINCIPAL
                                                     AMOUNT OR
                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES        VALUE
--------------------------------------------------------------------------------

SEMICONDUCTORS - 6.3%
Altera Corporation* ...........................         47,000   $    2,373,500
ANADIGICS, Inc.* ..............................         45,000        1,395,000
Analog Devices, Inc.* .........................         80,500        2,138,281
Atmel Corporation* ............................         55,500        1,554,000
Cymer, Inc.* ..................................         27,500        1,340,625
Linear Technology Corporation .................         41,000        2,121,750
Xilinx, Inc.* .................................         37,000        1,815,313
                                                                  -------------
                                                                     12,738,469

TEXTILES - 0.8%
Jones Apparel Group,Inc.* .....................         34,500        1,647,375

TOOLS - 1.0%
Snap-On, Inc. .................................         50,300        1,980,563

TRANSPORTATION - 0.6%
Illinois Central Corporation ..................         32,500        1,135,469
                                                                  -------------
  Total common stocks - Series J - 93.4% ......                     188,834,572
  Cash & other assets, less liabilities -
    Series J - 6.6% ...........................                      13,385,529
                                                                  -------------
  Total net assets - Series J - 100.0% ........                  $  202,220,101
                                                                  =============

SERIES K (GLOBAL AGGRESSIVE BOND)


GOVERNMENT OBLIGATIONS
----------------------
ARGENTINA - 4.4%
Republic of Argentina, 5.50% - 2023(6) ........     $1,000,000         $692,500

AUSTRALIA - 3.2%
New South Wales Treasury Corporation,
  6.50% - 2006(2) .............................        700,000          501,848

BRAZIL - 4.8%
Government of Brazil "C", 4.50% - 2014(7) .....     $  952,553          765,019

CANADA - 2.6%
Canadian Government, 8.00% - 2023(2) ..........        500,000          410,684

COSTA RICA - 2.4%
Banco Costa Rica, 6.25% - 2010 ................     $  459,015          387,868

DOMINICAN REPUBLIC - 4.5%
Central Bank of Dominican Republic,
  6.875% - 2024(8) ............................     $  850,000          709,750

ECUADOR - 2.3%
Republic of Ecuador, 6.4375% - 2025(8) ........     $  500,000          358,128


                            See accompanying notes.

STATEMENTS OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)


SERIES K (GLOBAL AGGRESSIVE BOND) (CONTINUED)

                                                     PRINCIPAL        MARKET
GOVERNMENT OBLIGATIONS (CONTINUED)                    AMOUNT          VALUE
--------------------------------------------------------------------------------
GREECE - 7.4%
Hellenic Republic, 14.00% - 2003(2) ...........    310,000,000       $1,172,933

HUNGARY - 6.2%
Government of Hungary, 23.00% - 1999(2) .......    130,000,000          743,303
Government of Hungary, 21.00% - 1999(2) .......     40,000,000          229,906
                                                                  -------------
                                                                        973,209

JORDAN - 4.1%
Kingdom of Jordan, 4.00% - 2023(6) ............     $1,000,000          650,000

MEXICO - 2.4%
United Mexican States, 6.25% - 2019 ...........     $  500,000          386,563

NEW ZEALAND - 2.8%
New Zealand Government, 6.50% - 2000(2) .......        650,000          438,785

POLAND - 3.0%
Government of Poland, 16.00% - 1998(2) ........      1,675,000          474,531

SOUTH AFRICA - 3.8%
Electricity Supply Commission, 11.00% - 2008(2)        600,000          106,694
Republic of South Africa, 12.00% - 2005(2) ....      2,500,000          491,454
                                                                  -------------
                                                                        598,148

SPAIN - 2.2%
Bonos u Oblig Del Estado, 10.15% - 2006(2) ....     40,000,000          341,212

VENEZUELA - 4.4%
Venezuela - DCB, 6.75% - 2007(8) ..............     $  750,000          695,625
                                                                  -------------
  Total government obligations -
    Series K - 60.5% ..........................                       9,556,802


CORPORATE BONDS
---------------
CANADA - 7.0%
CHC Helicopter, 11.50% - 2002 .................     $  500,000          520,000
Roger's Communication, Inc., 10.50% - 2006(2) .        500,000          400,643
Stelco, Inc., 10.40% - 2009(2) ................        200,000          178,790
                                                                  -------------
                                                                      1,099,433



                                                     PRINCIPAL        MARKET
CORPORATE BONDS (CONTINUED)                           AMOUNT          VALUE
--------------------------------------------------------------------------------
CZECH REPUBLIC - 3.8%
CEZ, a.s., 11.30% - 2005(2) ...................     13,000,000        $ 381,149
Skofin, S.R.O., a.s., 11.625% - 1998(2) .......      7,700,000          228,134
                                                                  -------------
                                                                        609,283

DENMARK - 9.3%
Nykredit, 7.00% - 2026(2) .....................      3,479,501          514,155
Realkredit Danmark, 7.00% - 2026(2) ...........      3,479,001          514,606
Unikredit Realkredit, 7.00% - 2026(2) .........      3,000,000          442,033
                                                                  -------------
                                                                      1,470,794

UNITED STATES - 11.6%
Archibald Candy Corporation, 10.25% - 2004 ....     $  500,000          508,750
Chiquita Brands International, Inc.,
  10.25% - 2006 ...............................     $  250,000          266,250
Citicorp Mortgage Securities, Inc.,
  7.25% - 2027 ................................     $  410,315          274,798
Countrywide Home Loans, 7.05% - 2027 ..........     $  704,837          593,402
Residential Asset Securization Trust,
  7.50% - 2011 ................................     $  235,751          182,265
                                                                  -------------
                                                                      1,825,465
                                                                  -------------

  Total corporate bonds - Series K - 31.7% ....                       5,004,975


SHORT-TERM INVESTMENTS
----------------------

MEXICO - 2.8%
Mexican Cetes, 0% - 7-24-97(2) ................      3,600,000          446,815

SLOVAKIA - 2.8%
European Bank Research & Development,
  12.50% - 8-19-97(2) .........................    215,000,000          434,515
                                                                  -------------

  Total short-term investments -
    Series K - 5.6% ...........................                         881,330
                                                                  -------------

  Total investments - Series K - 97.8% ........                      15,443,107

WRITTEN OPTIONS
---------------

Call option on Government of Brazil "C" Bond,
  strike price 80.5 USD - July 1997
  (premium $9,586) ............................     $  952,553           (8,143)

Call option on United Mexican States, strike
  price 78.4375 USD - July 1997
  (premium $4,250) ............................     $  500,000           (2,306)
                                                                  -------------

  Total written options - Series K - 0.0% .....                         (10,449)
  Cash and other assets, less liabilities -
    Series K - 2.2% ...........................                         352,104
                                                                  -------------

  Total net assets - Series K - 100% ..........                  $   15,784,762
                                                                  =============

                            See accompanying notes.

STATEMENTS OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)


SERIES M (SPECIALIZED ASSET ALLOCATION)

                                                     PRINCIPAL
                                                     AMOUNT OR
                                                      NUMBER          MARKET
CORPORATE BONDS                                      OF SHARES        VALUE
--------------------------------------------------------------------------------
BANKS & CREDITS - 4.1%
Citicorp 7.125% - 2003 ........................     $1,000,000   $    1,010,000
Star Bank Cincinnati, 6.375% - 2004 ...........     $1,000,000          962,500
                                                                  -------------
                                                                      1,972,500

BROKERAGE - .6%
Merrill Lynch & Company, Inc., 8.00% - 2007 ...     $  250,000          265,000

COMMUNICATIONS - .1%
News America Holdings, 8.625% - 2003 ..........     $   40,000           43,050

FINANCIAL SERVICES - .3%
MCN Investment Corporation, 6.32% - 2003 ......     $  125,000          121,875

INDUSTRIAL SERVICES - 4.1%
Black & Decker, 7.50% - 2003 ..................     $1,000,000        1,025,000
Rite Aid Corporation, 6.70% - 2001 ............     $  400,000          397,500
Xerox Corporation, 8.125% - 2002 ..............     $  500,000          525,625
                                                                  -------------
                                                                      1,948,125

PETROLEUM - .2%
Occidental Petroleum Corporation, 6.24% - 2000.     $  110,000          108,763

TRANSPORTATION - NON-RAIL - 1.0%
Airborn Freight Corporation, 7.35% - 2005 .....     $  500,000          490,000
                                                                  -------------

  Total corporate bonds - Series M - 10.4% ....                       4,949,313


COMMON STOCKS
-------------
AMERICAN GOLD - 8.9%
Barrick Gold Corporation ......................         38,000          836,000
Battle Mountain Gold Company ..................         90,000          511,875
Echo Bay Mines, Ltd. ..........................         99,000          556,875
Hecla Mining Company* .........................         24,500          131,687
Homestake Mining Company ......................         39,000          509,437
Newmont Mining Corporation ....................         19,500          760,500
Placer Dome, Inc. .............................         49,000          802,375
Stillwater Mining Company* ....................          6,600          141,488
                                                                  -------------
                                                                      4,250,237

BROADCAST MEDIA - 1.2%
A.H. Belo Corporation .........................          1,500           62,437
Chris-Craft Industries, Inc.* .................          2,000           96,500
TCI Satellite Entertainment, Inc.* ............          1,200            9,450
Tele-Communications, Inc.* ....................         12,000          178,500
U.S. West Media Group* ........................         10,000          202,500
                                                                  -------------
                                                                        549,387

                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES        VALUE
--------------------------------------------------------------------------------

ENTERTAINMENT - 1.4%
King World Productions, Inc. ..................          4,300   $      150,500
Time Warner, Inc. .............................          5,000          241,250
Viacom, Inc.* .................................          6,000          178,125
The Walt Disney Company .......................          1,200           96,300
                                                                  -------------
                                                                        666,175

GAMING - 2.1%
Circus Circus Enterprises, Inc.* ..............          8,900          219,163
Harrah's Entertainment, Inc.* .................         13,300          242,725
International Game Technology .................         14,400          255,600
Mirage Resorts, Inc.* .........................         10,900          275,225
                                                                  -------------
                                                                        992,713

HOSPITAL MANAGEMENT - 1.7%
Columbia/HCA Healthcare Corporation ...........          8,400          330,225
Tenet Healthcare Corporation* .................         11,600          342,925
Universal Health Services, Inc.* ..............          4,000          154,000
                                                                  -------------
                                                                        827,150

LEISURE TIME - .8%
Brunswick Corporation .........................          6,400          200,000
Callaway Golf Company .........................          5,300          188,150
                                                                  -------------
                                                                        388,150

LONG-TERM CARE - 2.1%
Beverly Enterprises* ..........................          6,900          112,125
Genesis Health Ventures, Inc.* ................          6,400          216,000
HEALTHSOUTH Corporation* ......................          4,700          117,206
Health Care and Retirements Corporation* ......          3,100          103,463
Horizon/CMS Healthcare Corporation* ...........          5,900          118,369
Integrated Health Services, Inc. ..............          4,300          165,550
Mariner Health Group, Inc.* ...................          9,000          138,937
                                                                  -------------
                                                                        971,650

MANAGED CARE - 1.4%
Express Scripts, Inc.* ........................          3,100          129,425
Healthcare Compare Corporation* ...............          3,100          162,362
Oxford Health Plans* ..........................          2,100          150,675
Pacificare Health Systems,Inc.* ...............          1,600          102,200
United Healthcare Corporation .................          2,600          135,200
                                                                  -------------
                                                                        679,862

MISCELLANEOUS - .1%
Ameron International Corporation ..............          1,100           62,288

NETWORKING - 2.2%
Bay Networks, Inc.* ...........................          9,400          249,688
3Com Corporation* .............................          6,600          297,000
Cabletron Systems, Inc.* ......................          9,800          277,462
Cisco Systems, Inc.* ..........................          3,300          221,513
                                                                  -------------
                                                                      1,045,663

                            See accompanying notes.

STATEMENTS OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)


SERIES M (SPECIALIZED ASSET ALLOCATION) (CONTINUED)

                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES        VALUE
--------------------------------------------------------------------------------
PERIPHERALS - 1.7%
EMC Corporation* ..............................          3,000   $      117,000
Iomega Corporation* ...........................          4,300           85,463
Lexmark International Group, Inc.* ............          4,900          148,837
Quantum Corporation* ..........................          7,000          142,625
Read-Rite Corporation* ........................          4,200           87,675
Seagate Technology, Inc.* .....................          2,400           84,450
Storage Technology Corporation* ...............          3,300          146,850
                                                                  -------------
                                                                        812,900

RESTAURANTS - 2.5%
Applebees International, Inc. .................          3,000           80,250
Brinker International, Inc.* ..................         12,000          171,000
CKE Restaurants, Inc. .........................          9,750          308,344
Cracker Barrel Old Country Store, Inc. ........          5,000          132,500
McDonalds Corporation .........................          2,500          120,781
Outback Steakhouse, Inc.* .....................          7,000          169,312
Ryan's Family Steak House, Inc.* ..............         10,000           85,625
Wendy's International, Inc. ...................          5,000          129,688
                                                                  -------------
                                                                      1,197,500

STEEL - 1.8%
Allegheny Teledyne, Inc. ......................          3,500           94,500
Carpenter Technology ..........................          2,600          118,950
Cleveland Cliffs, Inc. ........................          6,600          268,950
Quanex Corporation ............................         10,200          313,013
Steel Technologies, Inc. ......................          5,200           55,575
                                                                  -------------
                                                                        850,988

TELECOMMUNICATIONS - 2.3%
Ameritech Corporation .........................          3,700          251,369
Bell Atlantic Corporation .....................          2,000          151,750
Bellsouth Corporation .........................          2,900          134,488
GTE Corporation ...............................          3,100          136,012
Nynex Corporation .............................          3,000          172,875
SBC Communication, Inc. .......................          2,560          158,400
Southern New England Telecommunications
  Corporation .................................          2,500           97,187
                                                                  -------------
                                                                      1,102,081

TRUCKING - 1.4%
Caliber System, Inc. ..........................          4,200          156,450
Rollings Truck Leasing Corporation ............          9,500          141,312
Ryder System, Inc. ............................          4,000          132,000
US Freightways Corporation ....................          4,800          124,200
Werner Enterprises, Inc. ......................          6,600          127,875
                                                                  -------------
                                                                        681,837

TRUCKING PARTS & SUPPLIES - 1.9%
Cummins Engine Company, Inc. ..................          3,700          261,081
Navistar International Corporation* ...........         18,900          326,025
PACCAR, Inc. ..................................          6,200          287,913
                                                                  -------------
                                                                        875,019
                                                                  -------------

                           See accompanying notes.


                                                     PRINCIPAL
                                                     AMOUNT OR
                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES        VALUE
--------------------------------------------------------------------------------
  Total common stocks - Series M - 33.5% ......                  $   15,953,600

U.S. GOVERNMENT AGENCIES
------------------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - .9%
  6.00% - 2006 ................................     $   60,574           58,503
  7.00% - 2020 ................................     $  250,000          247,575
  7.00% - 2021 ................................     $  100,000           98,068

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.0%
  7.17% - 2007 ................................     $  500,000          494,805
  6.50% - 2018 ................................     $  140,000          135,065
  6.95% - 2020 ................................     $  170,000          165,854
  7.50% - 2020 ................................     $  160,000          160,206

U.S. TREASURY NOTES - 1.7%
  6.875% - 1999 ...............................     $  800,000          811,800
                                                                  -------------

  Total U.S. government & government agencies -
    Series M - 4.6% ...........................                       2,171,876

FOREIGN STOCKS
--------------

BELGIUM - 5.8%
Bekaert SA ....................................             50           33,901
Cementbedrijven Cimenteries ...................            600           55,077
Delhaize-Le Lion ..............................          1,550           81,488
Electrabel ....................................          1,900          407,483
Fortis AG .....................................          1,750          361,683
Gevaert Photo Productions .....................            900           84,617
Groupe Bruxelles Lambert ......................            700          117,413
Kredietbank ...................................          1,050          423,505
Petrofina SA ..................................          1,050          397,949
Royale Belgium ................................            650          188,943
Solvay SA .....................................            500          294,854
Tractebel Investment International ............            700          292,072
Union Miniere* ................................            500           46,871
                                                                  -------------
                                                                      2,785,856

GERMANY - 7.1%
Allianz AG Holding ............................          2,140          457,466
BASF AG .......................................          7,919          292,440
Bayer AG ......................................          5,365          206,899
Continental AG ................................          1,198           29,769
Daimler-Benz AG ...............................          5,050          411,237
Degussa AG ....................................            860           45,504
Deutsche Bank AG ..............................          5,108          300,172
Dresdner Bank AG ..............................          8,689          304,670
Friedrich Grohe AG-Vorzugsak ..................             43           13,449
Heidelberger Zement AG ........................            471           45,680
Hochtief AG ...................................          1,070           47,896
Linde AG ......................................             86           66,874
Merck KGAA ....................................          1,113           48,543


                            See accompanying notes.

STATEMENTS OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)


SERIES M (SPECIALIZED ASSET ALLOCATION) (CONTINUED)

                                                      NUMBER          MARKET
FOREIGN STOCKS (CONTINUED)                           OF SHARES        VALUE
--------------------------------------------------------------------------------
GERMANY (CONTINUED)
Muenchener Rueckversicherungs-Gesellschaft AG .             43   $      121,903
Preussag AG ...................................            428          126,003
SAP AG ........................................            728          146,140
Siemens AG ....................................          7,662          459,271
Veba AG .......................................          4,766          269,407
                                                                  -------------
                                                                      3,393,323

ITALY - 5.4%
Assicurazioni Gererali ........................         12,650          229,730
Banco Ambrosiano Vento ........................          9,000           25,918
Banco Commerciale Italiane ....................         37,000           76,544
Benetton Group SPA ............................          2,600           41,487
Credito Italiano ..............................         37,500           68,543
Edison SPA ....................................         19,000           94,414
Fiat SPA ......................................         70,000          251,778
Fiat SPA - Private ............................         14,000           25,836
Ina-Instituto Naz Assicuraz ...................        115,977          176,539
Instituto Banc San Paolo Tori .................         12,500           91,023
Instituto Mobiliare Italiano ..................         11,441          102,878
Mediobanca ....................................         23,000          139,500
Montedison SPA* ...............................         51,800           34,158
Olivetti Group* ...............................         42,500           12,027
Pirelli SPA ...................................         85,000          210,314
Ras-Riun Adriat Di Sicurta ....................          4,500           35,572
Sirti SPA .....................................          4,000           23,050
Telecom Italia Mobile SPA .....................        138,200          446,723
Telecom Italia Mobile-DRNC ....................         27,614           49,337
Telecom Italia-RNC ............................         20,000           39,553
Telecom Italia-SPA ............................        130,000          388,892
                                                                  -------------
                                                                      2,563,816

JAPAN - 11.2%
Bank of Yokohama Limited ......................          9,000           50,730
Daiei, Inc. ...................................          8,000           51,385
East Japan Railway Company ....................             10           51,385
Fanuc .........................................            900           34,606
Fuji Bank, Ltd. ...............................         15,000          225,465
Fuji Photo Film ...............................          1,000           40,287
Fujitsu, Ltd. .................................          7,000           97,265
Furukawa Electric Company .....................          8,000           50,966
Hitachi, Ltd. (Hit. Seisakusho) ...............         10,000          111,859
Hokuriku Bank .................................          8,000           27,475
Honda Motor Company, Ltd. .....................          2,000           60,299
Industrial Bank Of Japan ......................         13,000          202,220
Ito-Yokado Company, Ltd. ......................          1,000           58,114
Itoham Foods ..................................          3,000           16,569
Japan Airlines* ...............................         16,000           72,848
Japan Energy Corporation ......................          8,000           20,973
Kawasaki Heavy Industries .....................         16,000           74,526
KOA Corporation ...............................          1,000           13,895
Komatsu, Ltd. .................................          8,000           65,018

                                                      NUMBER          MARKET
FOREIGN STOCKS (CONTINUED)                           OF SHARES        VALUE
--------------------------------------------------------------------------------
JAPAN (CONTINUED)
Komori Corporation ............................          3,000   $       71,310
Marui Company, Ltd. ...........................          3,000           55,842
Matsushita Electric Industrial Company, Ltd. ..         11,000          222,057
Mitsubishi Corporation ........................         16,000          199,948
Mitsubishi Heavy Industrial, Ltd. .............         20,000          153,631
Mitsubishi Materials Corporation ..............         15,000           60,037
Mori Seiki ....................................          3,000           48,239
NEC Corporation ...............................          3,000           41,947
Nippon Comsys Corporation .....................          3,000           44,569
Nippon Oil Company, Ltd. ......................         16,000           87,669
Nippon Shokubai K.K. Company ..................          4,000           31,810
Nippondenso Company, Ltd. .....................          4,000           95,779
Normura Securities Company,Ltd. ...............          8,000          110,460
NSK Limited ...................................         16,000          103,050
Onward Kashiyama Company, Ltd. ................          3,000           49,812
Oyo Corporation ...............................          1,400           54,444
Sakura Bank, Ltd. .............................          3,000           23,018
Sankyo Company, Ltd. ..........................          1,000           33,645
Secom .........................................          1,000           73,495
Sega Enterprises ..............................            500           16,604
Sekisui House, Ltd. ...........................         18,000          182,470
Shimizu Corporation ...........................         21,000          126,077
Shin-Etsu Chemical Company ....................          5,000          132,832
Sumitomo Bank .................................         20,000          328,585
Sumitomo Chemical Company .....................         23,000          104,317
Sumitomo Heavy Industries .....................          9,000           36,415
Sumitomo Marine & Fire ........................          4,000           32,858
Taisho Pharmaceutical .........................          3,000           81,010
The Bank of Tokyo-Mitsubishi ..................         16,000          321,594
Tokai Bank ....................................          9,000           92,808
Tokyo Dome Corporation ........................          4,000           53,832
Tokyo Electric Power ..........................         14,500          305,383
Tokyo Style ...................................          3,000           41,685
Tokyu Corporation .............................         25,000          155,335
Tostem Corporation ............................          1,000           27,702
Toyoda Automatic Loom Works ...................          3,000           68,164
Toyota Motor Corporation ......................         10,000          295,377
Yamaichi Securities ...........................         15,000           44,700
                                                                  -------------
                                                                      5,334,395
                                                                  -------------
  Total foreign stocks - Series M - 29.5% .....                      14,077,390

FOREIGN WARRANTS
----------------
Tractebel Warrants - 1999 .....................            600            6,442

                            See accompanying notes.

STATEMENTS OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)


SERIES M (SPECIALIZED ASSET ALLOCATION) (CONTINUED)

                                                     PRINCIPAL
                                                     AMOUNT OR
                                                      NUMBER          MARKET
TEMPORARY CASH INVESTMENTS                           OF SHARES        VALUE
--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 2.3%
Vista Federal Money Market Fund ...............      1,073,000   $    1,073,000

FEDERAL HOME LOAN BANK - 1.0%
  5.21% - 7-3-97 ..............................     $  500,000          499,855

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 17.1%
  5.26% - 7-9-97 ..............................     $2,000,000        1,997,662
  5.26% - 7-10-97 .............................     $1,200,000        1,198,421
  5.33% - 8-4-97 ..............................     $5,000,000        4,975,112
                                                                  -------------
                                                                      8,171,195
                                                                  -------------
  Total temporary cash - Series M - 20.4% .....                       9,744,050
                                                                  -------------
  Total investments - Series M - 98.4% ........                      46,902,671
  Cash & other assets, less liabilities -
    Series M - 1.6% ...........................                         776,885
                                                                  -------------
  Total net assets - Series M - 100% ..........                  $   47,679,556
                                                                  =============

SERIES N (MANAGED ASSET ALLOCATION)

CORPORATE BONDS
---------------

AEROSPACE & DEFENSE - 0.6%
B.E. AeroSpace, 9.875% - 2006 .................     $   35,000   $       36,181
K & F Industries, 10.375% - 2004 ..............     $   25,000           26,406
Raytheon Company, 6.50% - 2005 ................     $  100,000           96,125
                                                                  -------------
                                                                        158,712

BANKS & CREDIT - 0.6%
B.F. Saul Reit, 11.625% - 2002 ................     $   50,000           53,750
Bankers Trust - NY, 7.25% - 2003 ..............     $  100,000   s      101,000
                                                                  -------------
                                                                        154,750

BEVERAGES - 0.2%
Dr. Pepper Bottling Holdings, 0.00% - 2003 ....     $   50,000           49,625

BROADCAST MEDIA - 0.4%
Chancellor Radio Broadcasting, 9.375% - 2004 ..     $   50,000           51,875
American Radio Systems, 9.00% - 2006 ..........     $   50,000           51,000
                                                                  -------------
                                                                        102,875

BUILDING/CONSTRUCTION - 0.2%
Synthetic Industries, 9.25% - 2007 ............     $   50,000           51,000



                                                     PRINCIPAL        MARKET
CORPORATE BONDS (CONTINUED)                           AMOUNT          VALUE
--------------------------------------------------------------------------------
CABLE SYSTEMS - 0.8%
Comcast Cable Communications, 8.125% - 2004 ...     $  100,000   $      104,500
Fundy Cable, Ltd., 11.00% - 2005 ..............         50,000           54,188
Marcus Cable Operating Company, 0.00% - 2004 ..         50,000           43,500
                                                                  -------------
                                                                        202,188

CHEMICALS - SPECIALTY - 0.2%
Agricultural Minerals & Chemicals, 10.75% - 2003        50,000           53,188

COMMERCIAL SERVICES - 0.2%
Dyncorp, Inc., 9.50% - 2007 ...................         50,000           50,500

CONSUMER GOODS & SERVICES - 0.6%
Coinmach Corporation, 11.75% - 2005 ...........         50,000           55,313
Doane Products Company, 10.625% - 2006 ........         50,000           52,750
Windy Hill Pet Food Company, 9.75% - 2007 .....         50,000           50,750
                                                                  -------------
                                                                        158,813

COSMETICS - 0.6%
American Safety Razor Company, 9.875% - 2005 ..        100,000          104,500
Revlon Consumer Products Company, 10.50% - 2003         50,000           53,375
                                                                  -------------
                                                                        157,875

ELECTRIC UTILITIES - 2.1%
Florida Power & Light Company, 5.70% - 1998 ...        100,000           99,750
Midwest Power System, 7.125% - 2003 ...........        140,000          141,575
Monongahela Power, 8.50% - 2022 ...............        100,000          105,375
Southern California Edison, 6.50% - 2001 ......         50,000           49,562
Texas Utilities, 5.875% - 1998 ................        110,000          109,863
Wisconsin Electric Power, 5.875% - 1997 .......         50,000           50,000
                                                                  -------------
                                                                        556,125

ELECTRONICS - 0.4%
Communications & Power Industry, 12.00% - 2005.         50,000           54,875
Fairchild Semiconductor, 10.125% - 2007 .......         50,000           52,875
                                                                  -------------
                                                                        107,750

                            See accompanying notes.

STATEMENTS OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)


SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                     PRINCIPAL        MARKET
CORPORATE BONDS (CONTINUED)                           AMOUNT          VALUE
--------------------------------------------------------------------------------
ENTERTAINMENT - 0.8%
AMC Entertainment, Inc., 9.50% - 2009 .........     $   50,000   $       51,750
Six Flags Theme Parks, 0.00% - 2005 ...........         25,000           25,469
Time Warner Entertainment, 7.25% - 2008 .......        100,000           98,125
United Artists Theatre, 9.30% - 2015 ..........         49,157           47,129
                                                                  -------------
                                                                        222,473

ENVIRONMENTAL - 0.2%
Allied Waste North America, 10.25% - 2006 .....         50,000           53,875

FINANCIAL SERVICES - 1.5%
Conseco, Inc., 8.125% - 2003 ..................        100,000          103,375
Intertek Finance PLC, 10.25% - 2006 ...........         50,000           51,750
New York Life Insurance, 7.50% - 2023 .........        100,000           95,375
Salomon, Inc., 6.75% - 2003 ...................        100,000           97,750
Trump Atlantic City, 11.25% - 2006 ............         50,000           48,875
                                                                  -------------
                                                                        397,125

FOOD PROCESSING - 0.2%
TLC Beatrice International Holdings,
  11.50% - 2005 ...............................         50,000           56,188

FOOD WHOLESALERS - 0.4%
Price/Costco, Inc., 7.125% - 2005 .............        100,000           99,750

HOSPITAL MANAGEMENT - 0.3%
Columbia/HCA Healthcare, 8.85% - 2007 .........         80,000           89,500

HOTEL/MOTEL - 0.6%
Grand Casinos, 10.125% - 2003 .................         50,000           52,000
Host Marriott Travel Plaza, 9.50% - 2005 ......         50,000           52,250
Rio Hotel & Casino, Inc.,
  10.625% - 2005 ..............................         30,000           32,287
  9.50% - 2007 ................................         25,000           25,812
                                                                  -------------
                                                                        162,349

LEASING - 0.4%
Penske Truck Leasing, 6.65% - 2000 ............        100,000          100,375

MANUFACTURING - 0.2%
International Wire Group, 11.75% - 2005 .......         50,000           54,562

MEDICAL - 0.3%
Owens & Minor, Inc., 10.875% - 2006 ...........         25,000           27,750
Quest Diagnostics, Inc., 10.75% - 2006 ........         50,000           54,000
                                                                  -------------
                                                                         81,750

                                                     PRINCIPAL        MARKET
CORPORATE BONDS (CONTINUED)                           AMOUNT          VALUE
--------------------------------------------------------------------------------
METALS & MINERALS - 0.6%
Freeport McMoran Resources, 7.00% - 2008 ......     $   50,000   $       47,687
Haynes International, Inc., 11.625% - 2004 ....         50,000           53,938
Maxxam Group, Inc., 11.25% - 2003 .............         50,000           51,813
                                                                  -------------
                                                                        153,438

MISCELLANEOUS - 0.2%
McDonald's Corporation, 6.625% - 2005 .........         50,000           48,875

OIL - 0.2%
Pride Petroleum Services, Inc., 9.375% - 2007 .         50,000           51,875

PACKAGING & CONTAINERS - 0.8%
Bway Corporation, 10.25% - 2007 ...............         50,000           53,500
Gaylord Container Corporation, 12.75% - 2005 ..         25,000           27,531
Plastic Containers, Inc., 10.00% - 2006 .......         25,000           25,938
Silgan Corporation, 11.75% - 2002 .............         50,000           53,000
U.S. Can Corporation, 10.125% - 2006 ..........         50,000           53,250
                                                                  -------------
                                                                        213,219

RETAIL - SPECIALTY - 0.4%
Safelite Glass Corporation, 9.875% - 2006 .....         50,000           52,750
Specialty Retailers, 8.50% - 2005 .............         50,000           50,250
                                                                  -------------
                                                                        103,000
SECURITY - 0.2%
Loomis Fargo & Company, 10.00% - 2004 .........         50,000           50,875

TELECOMMUNICATIONS - 0.5%
Lucent Technologies, Inc., 6.90% - 2001 .......        100,000          100,500
Telewest Communication PLC, 0.00% - 2007(1) ...         50,000           36,125
                                                                  -------------
                                                                        136,625

TEXTILES - 0.4%
Dan River, Inc., 10.125% - 2003 ...............         50,000           52,625
Dominion Textile USA, 9.25% - 2006 ............         50,000           52,125
                                                                  -------------
                                                                        104,750

TRANSPORTATION - MISCELLANEOUS - 0.1%
Sea Containers, Ltd., 12.50% - 2004 ...........         30,000           33,675
                                                                  -------------

  Total corporate bonds - Series N - 15.2% ....                       4,017,680

                            See accompanying notes.

STATEMENTS OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)


SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                      NUMBER          MARKET
COMMON STOCKS                                        OF SHARES        VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.4%
Northrop Grumman Corporation ..................            200   $       17,563
Raytheon Company ..............................            300           15,300
Rockwell International Corporation ............            600           35,400
United Technologies Corporation ...............            500           41,500
                                                                  -------------
                                                                        109,763

AIRLINES - 0.2%
AMR Corporation* ..............................            300           27,750
KLM Royal Dutch Air Lines NV ADR ..............            800           24,700
                                                                  -------------
                                                                         52,450

AMERICAN GOLD - 0.1%
Barrick Gold Corporation ......................          1,300           28,600
Placer Dome, Inc. .............................            500            8,187
                                                                  -------------
                                                                         36,787

APPLIANCES - 0.0%
Black & Decker Corporation ....................            300           11,156

AUTOMOBILES - 0.9%
Echlin, Inc. ..................................            600           21,600
Ford Motor Company ............................          2,100           79,275
General Motors Corporation ....................          1,400           77,963
Genuine Parts Company .........................            750           25,406
Honda Motor Company, Ltd. ADR .................            700           42,131
                                                                  -------------
                                                                        246,375

AUTO PARTS & SUPPLIES - 0.1%
TRW, Inc. .....................................            400           22,725

BANKS & TRUST - 2.7%
Banc One Corporation ..........................            800           38,750
Chase Manhattan Corporation ...................            612           59,402
Citicorp ......................................          1,000          120,563
Corestates Financial Corporation ..............            900           48,375
Fifth Third Bancorp ...........................            500           41,016
First Chicago NBD Corporation .................            500           30,250
First Union Corporation .......................            700           64,750
Keycorp .......................................            600           33,525
Mellon Bank Corporation .......................            600           27,075
J.P. Morgan & Company, Inc. ...................            400           41,750
Nationsbank Corporation .......................          1,400           90,300
PNCBank Corporation ...........................            915           38,087
U.S. Bancorp Oregon ...........................            500           32,062
Wells Fargo & Company .........................            200           53,900
                                                                  -------------
                                                                        719,805

BEVERAGES - 1.5%
Anheuser-Busch Companies, Inc. ................          1,000           41,938
Coca-Cola Company .............................          3,600          251,100
Pepsico, Inc. .................................          2,500           93,906
                                                                  -------------
                                                                        386,944

                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES        VALUE
--------------------------------------------------------------------------------
BROADCAST MEDIA - 0.3%
Comcast Corporation (Cl. A) ...................            800   $       17,100
U.S. West Media Group* ........................          1,200           24,300
Viacom, Inc. (Cl. B)* .........................          1,000           30,000
                                                                  -------------
                                                                         71,400

BROKERAGE - 0.1%
Charles Schwab Corporation ....................            300           12,206
Salomon, Inc. .................................            500           27,813
                                                                  -------------
                                                                         40,019

BUILDING & REAL ESTATE - 0.1%
Masco Corporation .............................            700           29,225

CHEMICALS - BASIC - 1.1%
Akzo Nobel NV ADR .............................          1,300           89,863
Dow Chemical Company ..........................            500           43,563
du Pont (E.I.) de Nemours & Company ...........          1,800          113,175
FMC Corporation* ..............................            200           15,887
Great Lakes Chemical Corporation ..............            400           20,950
Morton International, Inc. ....................            600           18,112
                                                                  -------------
                                                                        301,550

CHEMICALS - DIVERSIFIED - 0.2%
Monsanto Company ..............................          1,000           43,062

CHEMICALS - SPECIALTY - 0.4%
Minnesota Mining & Manufacturing Company ......            800           81,600
Rohm & Haas Company ...........................            300           27,019
                                                                  -------------
                                                                        108,619

COMMUNICATIONS EQUIPMENT - 0.1%
Tellabs, Inc.* ................................            400           22,350

COMPUTER SOFTWARE - 1.6%
Adobe Systems, Inc. ...........................            100            3,506
Automatic Data Processing, Inc. ...............            500           23,500
Ceridian Corporation* .........................            200            8,450
Computer Associates International, Inc. .......            700           38,981
First Data Corporation ........................            900           39,544
Microsoft Corporation* ........................          1,900          240,113
Novell, Inc.* .................................          2,100           14,569
Oracle Corporation* ...........................           1100           55,413
Parametric Technology Company* ................            200            8,512
                                                                  -------------
                                                                        432,588

COMPUTER SYSTEMS - 1.3%
Compaq Computer Corporation* ..................            400           39,700
Dell Computer Corporation* ....................            600           70,462
Digital Equipment Corporation* ................            200            7,087
Hewlett Packard Company .......................          1,200           67,200
International Business Machines Corporation ...          1,400          126,263
Sun Microsystems, Inc.* .......................            900           33,497
                                                                  -------------
                                                                        344,209

                            See accompanying notes.

STATEMENTS OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES        VALUE
--------------------------------------------------------------------------------
COSMETICS - 0.4%
Gillette Company ..............................            800   $       75,800
International Flavors & Fragrances, Inc. ......            500           25,250
                                                                  -------------
                                                                        101,050

DRUGS - 0.6%
Amgen, Inc. ...................................            500           29,062
Johnson & Johnson .............................          1,900          122,313
                                                                  -------------
                                                                        151,375

ELECTRICAL EQUIPMENT - 1.6%
Emerson Electric Company ......................          1,000           55,062
General Electric Company ......................          5,500          359,563
                                                                  -------------
                                                                        414,625

ELECTRIC UTILITIES - 1.2%
Duke Energy Corporation .......................            900           43,144
Edison International ..........................          1,700           42,288
Empresa Nacional Electricidad Chile S.A. ADR ..            500           11,281
Empresa Nacional de Electricidad S.A. ADR .....            600           51,038
Entergy Corporation ...........................            600           16,425
FPL Group, Inc. ...............................            500           23,031
Niagra Mohawk Power Corporation* ..............          1,600           13,700
P G & E Corporation ...........................          1,000           24,250
Southern Company ..............................          1,700           37,187
Texas Utilities Company .......................          1,000           34,437
Unicom Corporation ............................            800           17,800
                                                                  -------------
                                                                        314,581

ELECTRONICS - 1.1%
Analog Devices, Inc.* .........................            667           17,717
Hitachi, Ltd. ADR .............................            300           33,900
Motorola, Inc. ................................            900           68,400
Phillips Electronics NV ADR ...................          2,000          143,750
Thermo Electron Corporation* ..................            300           10,200
Xilinx, Inc.* .................................            400           19,625
                                                                  -------------
                                                                        293,592

ELECTRONIC SYSTEMS - 0.2%
Honeywell, Inc. ...............................            300           22,763
Oy Nokia AB Corporation ADR ...................            300           22,125
                                                                  -------------
                                                                         44,888

ENERGY SERVICES - 0.1%
Halliburton Company ...........................            200           15,850

ENTERTAINMENT - 0.5%
The Walt Disney Company .......................          1,114           89,398
Time Warner, Inc. .............................          1,100           53,075
                                                                  -------------
                                                                        142,473

ENVRIONMENTAL - 0.1%
Waste Technologies, Inc. ......................            796           25,571



                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES        VALUE
--------------------------------------------------------------------------------
FINANCIAL - BANKS, COMMERCIAL - 0.5%
Banco Frances Del Rio De La Plata ADR .........            805   $       26,163
First Bank Systems, Inc. ......................            300           25,612
Fleet Financial Group, Inc. ...................            500           31,625
Norwest Corporation ...........................            800           45,000
                                                                  -------------
                                                                        128,400

FINANCIAL SERVICES - 1.5%
American Express Company ......................            800           59,600
Banco Bilbao Viz ADR ..........................          1,000           80,875
Block (H & R.), Inc. ..........................            300            9,675
Federal Home Loan Mortgage Corporation ........          1,200           41,250
Federal National Mortgage Association .........          1,700           74,163
Greentree Financial Corporation ...............            400           14,250
Household International, Inc. .................            300           35,231
Merrill Lynch & Company, Inc. .................            400           23,850
Travelers Group, Inc. .........................          1,000           63,062
                                                                  -------------
                                                                        401,956

FOOD PROCESSING - 1.5%
Archer-Daniels-Midland Company ................          1,716           40,326
CPC International, Inc. .......................            300           27,694
Conagra, Inc. .................................            700           44,888
General Mills .................................            600           39,075
Grand Metropolitan PLC ADR ....................            900           35,269
Heinz (H.J.) Company ..........................            700           32,287
Kellogg Company ...............................            500           42,812
Ralston Purina Group ..........................            300           24,656
Sara Lee Corporation ..........................          1,100           45,788
Unilever NY ADR ...............................            300           64,219
                                                                  -------------
                                                                        397,014

FOOD WHOLESALERS - 0.0%
Earthgrains Company ...........................             32            2,098

GENERAL MERCHANDISERS - 0.6%
Costco Companies, Inc.* .......................          1,000           32,875
Wal-Mart Stores, Inc. .........................          3,500          118,344
                                                                  -------------
                                                                        151,219

HOSPITAL SUPPLIES/HOSPITAL MANAGEMENT - 0.1%
Becton Dickinson & Company ....................            400           20,250

HOSPITAL MANAGEMENT - 0.2%
Columbia/HCA Healthcare Corporation ...........          1,300           51,106

HOTEL/MOTEL - 0.2%
HFS, Inc.* ....................................            500           29,000
ITT Corporation* ..............................            200           12,212
                                                                  -------------
                                                                         41,212

                            See accompanying notes.

STATEMENTS OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)


SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES        VALUE
--------------------------------------------------------------------------------
HOUSEHOLD - PRODUCTS - 0.7%
Colgate-Palmolive Company .....................            800   $       52,200
Procter & Gamble Company ......................          1,000          141,250
                                                                  -------------
                                                                        193,450

HOUSING - HOME BUILDING - 0.1%
PPG Industries, Inc. ..........................            700           40,687

INSURANCE - 1.7%
Aetna, Inc. ...................................            344           35,217
Allstate Corporation ..........................            700           51,100
American General Corporation ..................            600           28,650
American International Group, Inc. ............            800          119,500
Cigna Corporation .............................            200           35,500
Chubb Corporation .............................            800           53,500
General Re Corporation ........................            200           36,400
Loews Corporation .............................            300           30,038
Selective Insurance Group .....................            200            9,687
Torchmark Corporation .........................            300           21,375
Unum Corporation ..............................            600           25,200
                                                                  -------------
                                                                        446,167

INTEGRATED PETROLEUM - DOMESTIC - 0.6%
Atlantic-Richfield Company ....................            600           42,300
British Petroleum PLC ADR .....................            600           44,925
Occidental Petroleum Corporation ..............            800           20,050
USX Marathon Group ............................            800           23,100
Unocal Corporation ............................            700           27,169
                                                                  -------------
                                                                        157,544

INTEGRATED PETROLEUM - INTERNATIONAL - 2.8%
Chevron Corporation ...........................          1,000           73,938
Ente Nazionale Idrocarburi S.p.a. ADR .........            400           22,750
Exxon Corporation .............................          3,400          209,100
Mobil Corporation .............................          1,400           97,825
Royal Dutch Petroleum Company - NY Shares .....          3,600          194,400
Shell Transport & Trading Company ADR .........            300           37,725
Texaco, Inc. ..................................            600           65,250
Total S.A. ADR ................................          1,000           50,750
                                                                  -------------
                                                                        751,738

INVESTMENT MANAGEMENT - 0.1%
Morgan Stanley, Dean Witter, Discover & Company            930           40,048

LEISURE TIME - 0.1%
Brunswick Corporation .........................            400           12,500

LONG-TERM CARE - 0.1%
HEALTHSOUTH Corporation* ......................            600           14,962


                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES        VALUE
--------------------------------------------------------------------------------
MACHINERY - 0.3%
Caterpillar, Inc. .............................            400   $       42,950
Deere & Company ...............................            600           32,925
                                                                  -------------
                                                                         75,875

MANAGED CARE - 0.1%
United Healthcare Corporation .................            300           15,600

MANUFACTURING - 1.0%
AlliedSignal, Inc. ............................            600           50,400
Boeing Company ................................          1,225           65,012
Illinois Tool Works, Inc. .....................            600           29,963
Lockheed Martin Corporation ...................            400           41,425
McDonnell Douglas Corporation .................            300           20,550
Pall Corporation ..............................            700           16,275
Tomkins PLC ADR ...............................          2,000           35,750
                                                                  -------------
                                                                        259,375

MEDICAL - 0.0%
Guidant Corporation ...........................            100            8,500

MEDICAL SUPPLIES - 0.3%
Baxter International ..........................            700           36,575
Boston Scientific Corporation* ................            400           24,575
Medtronic, Inc. ...............................            300           24,300
                                                                  -------------
                                                                         85,450

MINING & METALS - 0.1%
Aluminum Company of America ...................            500           37,687

MISCELLANEOUS BUSINESS SERVICES - 0.1%
Browning-Ferris Industries ....................            500           16,625
Cognizant Corporation .........................            400           16,200
                                                                  -------------
                                                                         32,825

MISCELLANEOUS CONSUMER CYCLICALS - 0.1%
Mattel, Inc. ..................................            400           13,550

MISCELLANEOUS CONSUMER DURABLES - 0.3%
Corning,Inc. ..................................            600           33,375
Eastman Kodak Company .........................            500           38,375
Tandy Corporation .............................            200           11,200
                                                                  -------------
                                                                         82,950

MISCELLANEOUS CONSUMER PRODUCTS - 0.7%
Philip Morris Companies, Inc. .................          3,900          173,063
Spring Industries, Inc. (Cl. A) ...............            300           15,825
                                                                  -------------
                                                                        188,888

MISCELLANEOUS CONSUMER SERVICES - 0.1%
CUC International, Inc.* ......................            750           19,359
Service Corporation International .............            600           19,725
                                                                  -------------
                                                                         39,084

NATURAL GAS - 0.1%
Enron Corporation .............................            900           36,731

                            See accompanying notes.

STATEMENTS OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)


SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES        VALUE
--------------------------------------------------------------------------------
NETWORKING - 0.4%
Bay Networks, Inc.* ...........................            400   $       10,625
3Com Corporation* .............................            500           22,500
Cisco Systems, Inc.* ..........................            900           60,413
                                                                  -------------
                                                                         93,538

OFFICE EQUIPMENT & SUPPLIES - 0.3%
Ikon Office Solutions, Inc. ...................            600           14,963
Pitney-Bowes, Inc. ............................            400           28,500
Xerox Corporation .............................            600           47,325
                                                                  -------------
                                                                         90,788

OIL - 0.7%
Amerada Hess Corporation ......................          1,000           55,563
B.J. Services Company* ........................            700           37,537
Helmerich & Payne, Inc. .......................            200           11,525
Schlumberger, Ltd. ............................            400           50,000
Sonat, Inc. ...................................            500           25,625
                                                                  -------------
                                                                        180,250

OIL & GAS DRILLING - 0.2%
Repsol S.A. ADR ...............................            400           16,975
Union Pacific Resources Group, Inc. ...........          1,138           28,308
                                                                  -------------
                                                                         45,283

PACKAGING & CONTAINERS - 0.1%
Bemis Company, Inc. ...........................            500           21,687

PAPER & FOREST PRODUCTS - 0.4%
Georgia-Pacific Corporation ...................            300           25,612
Kimberly-Clark Corporation ....................          1,000           49,750
Weyerhaeuser Company ..........................            400           20,800
                                                                  -------------
                                                                         96,162

PAPER & PAPER PRODUCTS - 0.2%
International Paper Company ...................            900           43,706

PERIPHERALS - 0.1%
Seagate Technology,Inc.* ......................            800           28,150

PETROLEUM - 0.1%
Phillips Petroleum Company ....................            800           35,000

PHARMACEUTICALS - 3.3%
Abbott Laboratories ...........................          1,100           73,425
American Home Products Corporation ............          1,300           99,450
Bristol-Myers Squibb Company ..................          1,400          113,400
Glaxo Wellcome PLC ADR ........................            900           37,631
Eli Lilly & Company ...........................            900           98,381
Merck & Company Inc. ..........................          1,900          196,650
Pharmacia & Upjohn, Inc. ......................          1,000           34,750
Pfizer, Inc. ..................................            900          107,550
Schering-Plough Corporation ...................          1,200           57,450
Warner Lambert Company ........................            400           49,700
                                                                  -------------
                                                                        868,387

                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES        VALUE
--------------------------------------------------------------------------------
PUBLISHING - 0.3%
Dun & Bradstreet Corporation ..................            400   $       10,500
Gannett Company, Inc. .........................            400           39,500
McGraw-Hill Companies, Inc. ...................            500           29,406
                                                                  -------------
                                                                         79,406

RAILROADS - 0.4%
Burlington Northern Santa Fe Corporation ......            300           26,963
CSX Corporation ...............................            600           33,300
Norfolk Southern Corporation ..................            200           20,150
Union Pacific Corporation .....................            400           28,200
                                                                  -------------
                                                                        108,613

RESTAURANTS - 0.3%
Brinker International, Inc.* ..................          1,500           21,375
Darden Restaurants, Inc. ......................          1,400           12,688
McDonald's Corporation ........................            900           43,481
                                                                  -------------
                                                                         77,544

RETAIL - APPAREL - 0.1%
Gap, Inc. .....................................            500           19,438
TJX Companies, Inc. ...........................            400           10,550
                                                                  -------------
                                                                         29,988

RETAIL - DEPARTMENT STORES - 0.3%
Federated Department Stores, Inc.* ............            300           10,425
May Department Stores Company .................            700           33,075
J.C. Penney Company, Inc. .....................            700           36,531
                                                                  -------------
                                                                         80,031

RETAIL - DRUG STORES - 0.2%
Walgreen Company ..............................            800           42,900

RETAIL - GENERAL MERCHANDISING - 0.1%
Dayton Hudson Corporation                                  600           31,912

RETAIL - GROCERY - 0.2%
Albertsons, Inc. ..............................            900           32,850
Kroger Company* ...............................          1,000           29,000
                                                                  -------------
                                                                         61,850

RETAIL - SPECIALTY - 0.4%
Circuit City Stores, Inc. .....................            200            7,113
Home Depot, Inc. ..............................            800           55,150
Toys "R" Us, Inc.* ............................            900           31,500
                                                                  -------------
                                                                         93,763

SEMICONDUCTORS - 0.9%
Altera Corporation* ...........................            600           30,300
Applied Materials, Inc.* ......................            300           21,244
Intel Corporation .............................          1,300          184,356
                                                                  -------------
                                                                        235,900

                            See accompanying notes.

STATEMENTS OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)


SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES        VALUE
--------------------------------------------------------------------------------
SHOES - 0.1%
Nike, Inc. ....................................            400   $       23,350
Payless ShoeSource, Inc.* .....................            144            7,875
                                                                  -------------
                                                                         31,225

SPECIALTY MERCHANDISERS - 0.2%
LVMH Moet Hennessylou ADR .....................          1,000           53,875

STEEL - 0.1%
Nucor Corporation .............................            300           17,175

TELECOMMUNICATIONS - 3.9%
AT&T Corporation ..............................          2,400           84,150
Airtouch Communications, Inc.* ................            900           24,637
Ameritech Corporation .........................            900           61,144
Bell Atlantic Corporation .....................            800           60,700
Bellsouth Corporation .........................          1,300           60,288
British Telecom PLC ADR .......................            400           29,700
Ericsson (L.M.) Telecom Company ADR ...........          1,200           47,250
GTE Corporation ...............................          1,200           52,650
Hong Kong Telecommunications, Ltd. ADR ........            800           18,700
Lucent Technologies, Inc. .....................            986           71,054
MCI Communications Corporation ................          1,200           45,938
Northern Telecom, Ltd. ........................            500           45,500
Nynex Corporation .............................            700           40,337
SBC Communications, Inc. ......................          1,977          122,327
Sprint Corporation ............................            700           36,837
Telecom New Zealand ADR .......................            400           16,300
Telecom Braxileiras S.A. ADR ..................            700          106,225
Telefonica De Espana ADR ......................            400           34,500
Vodafone Group PLC ADR ........................            500           24,219
Worldcom, Inc.* ...............................          1,400           44,800
                                                                  -------------
                                                                      1,027,256

TELEPHONE - 0.5%
Cia De Telecomunicaciones De Chile S.A. ADR ...            425           14,025
Telefonos De Mexico ADR .......................          1,800           85,950
U.S. West Communications Group ................            600           22,613
                                                                  -------------
                                                                        122,588

TEXTILES - 0.2%
Benetton Group S.p.a. ADR .....................          2,000           64,750

TIRE & RUBBER - 0.1%
Goodyear Tire & Rubber Company ................            300           18,994

TOBACCO - 0.1%
Fortune Brands, Inc. ..........................            500           18,656
Gallaher Group PLC ADR* .......................            500            9,219
                                                                  -------------
                                                                         27,875
                                                                  -------------

  Total common stocks - Series N - 45.1% ......                      11,918,494



                                                     PRINCIPAL        MARKET
U.S. GOVERNMENT & GOVERNMENT AGENCY SECURITIES        AMOUNT          VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 8.4%
Government National Mortgage Association,
  #67365, 11.50% - 2013 .......................     $   38,692   $       42,987
  #410777, 7.00% - 2025 .......................        120,508          118,386
  #780057, 7.50% - 2025 .......................         81,439           81,988
  #2102, 8.00% - 2025 .........................         53,031           53,997
  #412429, 8.50% - 2025 .......................        189,578          196,767
  #426834, 7.00% - 2026 .......................        339,672          333,833
  #410891, 7.00% - 2026 .......................        266,007          261,434
  #432891, 7.50% - 2026 .......................         99,306           99,616
  #424476, 7.50% - 2026 .......................        395,340          396,573
  #402684, 8.00% - 2026 .......................        249,901          255,594
  #427029, 8.50% - 2026 .......................        243,876          253,431
  #435589, 8.50% - 2026 .......................        122,397          127,166
                                                                  -------------
                                                                      2,221,772

U.S. GOVERNMENT SECURITIES - 10.3%
U.S. Treasury Bonds,
  6.875% - 2025 ...............................         35,000           35,127
  6.75% - 2026 ................................        525,000          519,330
  6.625% - 2027 ...............................        250,000          244,585
                                                                  -------------
                                                                        799,042

U.S. Treasury Notes,
  5.75% - 1997 ................................        225,000          225,182
  6.375% - 1999 ...............................        300,000          301,458
  5.625% - 2000 ...............................         75,000           73,440
  6.25% - 2000 ................................        100,000          100,019
  5.875% - 2005 ...............................         75,000           71,723
  6.50% - 2005 ................................        100,000           99,743
  5.625% - 2006 ...............................        100,000           93,849
  6.50% - 2006 ................................        175,000          174,143
  6.25% - 2007 ................................        800,000          782,504
                                                                  -------------
                                                                      1,922,061
                                                                  -------------
  Total U.S. government & government agency
    securities - Series N - 18.7% .............                       4,942,875

MISCELLANEOUS ASSETS
--------------------

ASSET-BACKED SECURITIES - 0.2%
Airplanes Pass Through Trust (Cl. D),
  10.875% - 2019 ..............................         50,000           57,521


                            See accompanying notes.

STATEMENTS OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)


SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                     PRINCIPAL
                                                     AMOUNT OR
                                                      NUMBER          MARKET
FOREIGN CORPORATE BONDS                              OF SHARES        VALUE
--------------------------------------------------------------------------------
JAPAN - 1.2%
European Investment Bank, 4.625% - 2003(2) ....     17,000,000   $      169,082
European Investment Bank, 3.00% - 2006(2) .....      7,000,000           63,811
Interamer Development Bank, 6.00% - 2001(2) ...      5,000,000           51,451
KFW International Finance, 6.00% - 1999(2) ....      3,000,000           29,199
                                                                  -------------
  Total foreign bonds - Series N - 1.2% .......                         313,543

FOREIGN GOVERNMENT ISSUES
-------------------------

CANADA - 0.3%
Government Bond, 8.50% - 2002(2) ..............         60,000           48,419
Government Bond, 6.50% - 2004(2) ..............         60,000           44,486
                                                                  -------------
                                                                         92,905

FRANCE - 0.4%
O.A.T. Government Bond, 8.50% - 2002(2) .......        430,000           86,257
O.A.T. Government Bond, 5.50% - 2007(2) .......        214,000           36,210
                                                                  -------------
                                                                        122,467

GERMANY - 0.8%
Bundersrepub Deutschland, 8.375% - 2001(2) ....        130,000           85,377
Bundersrepub Deutschland, 7.375% - 2005(2) ....        125,000           80,608
Deutschland Republic Government Bond,
  6.00% - 2007(2) .............................         62,000           36,481
                                                                  -------------
                                                                        202,466

UNITED KINGDOM - 0.3%
Treasury Bond, 8.00% - 2003(2) ................         29,000           50,301
Treasury Bond, 7.50% - 2006(2) ................         12,000           20,489
                                                                  -------------
                                                                         70,790
                                                                  -------------
  Total foreign government issues -
    Series N - 1.8% ...........................                         488,628

FOREIGN STOCKS
--------------

AUSTRALIA - 0.1%
Rio Tinto, Ltd. ...............................          1,000           16,916

BELGIUM - 0.3%
Electrabel ....................................             50           10,723
Kredietbank ...................................            100           40,334
Societe Generale de Belgique ..................            200           18,693
                                                                  -------------
                                                                         69,750

DENMARK - 0.2%
Danisco A/S ...................................          1,000           61,230

                                                      NUMBER          MARKET
FOREIGN STOCKS (CONTINUED)                           OF SHARES        VALUE
--------------------------------------------------------------------------------
FRANCE - 0.8%
Axa ...........................................            500   $       31,128
Eridania Beghin-Say S.A. ......................            200           29,978
L'Air Liquide .................................            211           33,532
Pinault-Printemps-Redoute S.A. ................            100           48,101
Societe Generale De Paris .....................            308           34,415
Societe Technip ...............................            400           46,466
                                                                  -------------
                                                                        223,620

GERMANY - 1.3%
Altana AG .....................................             30           32,195
Bank of Berlin ................................          2,000           42,214
Bayer AG ......................................          2,000           77,129
Ckag Colonia Konzern AG .......................            300           28,407
Deutsche Bank AG ..............................            500           29,382
M.A.N. AG .....................................            200           62,323
Siemens AG ....................................            400           23,977
Veba AG .......................................            600           33,916
                                                                  -------------
                                                                        329,543

HONG KONG - 0.8%
Cheung Kong Holdings ..........................          5,000           49,372
Hong Kong Electric Holdings, Ltd. .............          9,000           36,245
Hutchinson Whampoa, Ltd. ......................         14,000          121,075
                                                                  -------------
                                                                        206,692

ITALY - 0.2%
Banco Commerciale Italiane ....................         13,000           26,894
Telecom Italia S.p.a. .........................         10,000           29,915
                                                                  -------------
                                                                         56,809

JAPAN - 1.7%
Bridgestone Corporation .......................          3,000           69,737
Canon, Inc. ...................................          1,000           27,265
Dia Nippon Printing, Ltd. .....................          2,000           45,268
Kao Corp ......................................          4,000           55,580
Kuraray Company, Ltd. .........................          3,000           29,887
Marui Company, Ltd. ...........................          2,000           37,228
Mitsubishi Electric Corporation ...............          4,000           22,407
Mitsubishi Heavy Inds., Ltd. ..................          4,000           30,726
Ricoh Corp, Ltd. ..............................          4,000           52,434
Sharp Corp ....................................          2,000           27,615
Takeda Chemical Inds. .........................          2,000           56,279
                                                                  -------------
                                                                        454,426

MALAYSIA - 0.3%
Malayan Cement Berhad .........................         12,500           20,899
Sime Darby Berhad .............................          8,000           26,624
United Engineers (Malaysia), Ltd. .............          3,000           21,632
                                                                  -------------
                                                                         69,155

                            See accompanying notes.

STATEMENTS OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                      NUMBER          MARKET
FOREIGN STOCKS (CONTINUED)                           OF SHARES        VALUE
--------------------------------------------------------------------------------
NETHERLANDS - 0.5%
CSM NV ........................................            600   $       30,133
Ing Groep NV ..................................          1,500           69,284
Oce NV ........................................            300           38,769
                                                                  -------------
                                                                        138,186

NEW ZEALAND - 0.1%
Lion Nathan, Ltd. .............................         10,000           25,279

SINGAPORE - 0.3%
Cycle & Carriage, Ltd. ........................          3,000           31,052
Development Bank of Singapore .................          2,000           25,178
Singapore Airlines, Ltd. ......................          3,000           26,856
                                                                  -------------
                                                                         83,086

SOUTH AFRICA - 0.1%
Rustenburg Platinum ...........................          2,000           36,600

SWEDEN - 0.2%
Astra AB (Cl. B) ..............................          3,200           56,904

SWITZERLAND - 1.1%
ABB AG-Bearer .................................             20           30,318
Nestle S.A. ...................................             20           26,422
Novartis AG ...................................             26           41,626
Sig Schweizland ...............................             30           91,059
UBS-Bearer (Union Bank of Switzerland) ........             80           91,642
                                                                  -------------
                                                                        281,067
UNITED KINGDOM - 1.5%
Abbey National PLC ............................          3,600           49,130
BAA PLC .......................................          2,300           21,188
Barclays PLC ..................................          3,000           59,515
Blue Circle Industries PLC ....................          3,800           27,068
GKN PLC .......................................          2,000           34,434
HSBC Holdings PLC .............................          3,000           92,294
Lonrho, Ltd. ..................................         22,000           46,684
Texco PLC .....................................         10,000           61,496
                                                                   ____________
                                                                        391,809

  Total foreign stocks - Series N - 9.5% ......                       2,501,072

TEMPORARY CASH INVESTMENTS
--------------------------

MONEY MARKET FUNDS - 0.7%
Vista Treasury Plus International Fund ........        173,005          173,005

                                                     PRINCIPAL
                                                     AMOUNT OR
                                                      NUMBER          MARKET
COMMERICAL PAPER                                     OF SHARES        VALUE
--------------------------------------------------------------------------------
FINANCIAL SERVICES - 8.1%
Bell Atlantic Network Funding, 5.50%, 7-02-97 .     $  390,000   $      389,940
Ciesco L.P., 6.20%, 7-01-97 ...................     $1,751,000        1,751,000
                                                                  -------------
  Total commercial paper - Series N - 8.1% ....                       2,140,940
                                                                  -------------
  Total investments - Series N - 100.5% .......                      26,553,758
  Liabilities in excess of cash & other
    assets - Series N - (0.5%) ................                       (125,394 )
                                                                  -------------
  Total net assets - Series N - 100.0% ........                  $   26,428,364
                                                                  =============

SERIES O (EQUITY INCOME)

COMMON STOCKS
-------------

AMERICAN GOLD - 0.8%
Newmont Mining Corporation ....................         20,900   $      815,100

APPLIANCES - 0.6%
Whirlpool Corporation .........................         11,800          643,838

AUTO PARTS & SUPPLIES - 0.4%
Eaton Corporation .............................          5,300          462,756

AUTOMOBILES - 1.4%
Ford Motor Company ............................          8,000          302,000
General Motors Corporation ....................         11,800          657,113
Genuine Parts Company .........................         14,400          487,800
                                                                  -------------
                                                                      1,446,913

BANKS & TRUST - 7.1%
Banc One Corporation ..........................         17,870          865,578
Bankers Trust New York Corporation ............          9,500          826,500
Chase Manhattan Corporation ...................         12,708        1,233,470
Great Western Financial Corporation ...........          3,100          166,625
Mellon Bank Corporation .......................         37,300        1,683,163
J.P. Morgan & Company, Inc. ...................          9,500          991,562
National City Corporation .....................          9,700          509,250
PNC Bank Corporation ..........................          9,800          407,925
Wells Fargo & Company .........................          3,000          808,500
                                                                  -------------
                                                                      7,492,573

BEVERAGES - 1.3%
Anheuser-Busch Companies, Inc. ................         19,500          817,781
Brown-Forman Corporation (Cl. B) ..............         10,400          546,700
                                                                  -------------
                                                                      1,364,481

BUILDING MATERIALS - 0.4%
Armstrong World Industries, Inc. ..............          6,400          469,600

                            See accompanying notes.

STATEMENTS OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)


SERIES O (EQUITY INCOME) (CONTINUED)

                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES        VALUE
--------------------------------------------------------------------------------
CHEMICALS - BASIC - 3.8%
Dow Chemical Company ..........................         18,800   $    1,637,950
du Pont (E.I.) de Nemours & Company ...........         19,200        1,207,200
FMC Corporation* ..............................          2,900          230,369
Great Lakes Chemical Company ..................         17,600          921,800
                                                                  -------------
                                                                      3,997,319

CHEMICALS - SPECIALTY - 4.1%
Betzdearborn, Inc. ............................          9,600          633,600
Eastman Chemical Company ......................          7,800          495,300
Imperial Chemical Industries PLC ADR ..........          9,400          534,625
Lubrizol Corporation ..........................         11,500          482,281
Minnesota Mining & Manufacturing Company ......          7,200          734,400
Nalco Chemical Company ........................         11,600          448,050
Witco Corporation .............................         25,900          982,581
                                                                  -------------
                                                                      4,310,837

COSMETICS - 1.2%
International Flavors & Fragrances, Inc. ......         23,100        1,217,050

ELECTRICAL EQUIPMENT - 2.3%
Cooper Industries, Inc. .......................         11,488          571,528
General Electric Company ......................         20,800        1,359,800
Hubbell, Inc. (Cl. B) .........................         11,400          501,600
                                                                  -------------
                                                                      2,432,928

ELECTRIC UTILITIES - 7.2%
Baltimore Gas & Electric Company ..............         14,700          392,306
Centerior Energy Corporation ..................         23,600          264,025
Central & South West Corporation ..............         13,400          284,750
DQE, Inc. .....................................         15,600          440,700
Dominion Resources, Inc. ......................         15,300          560,363
Duke Energy Corporation .......................         19,300          925,194
Edison International ..........................         10,900          271,137
Entergy Corporation ...........................         14,300          391,463
Florida Progress Corporation ..................          5,300          165,956
GPU, Inc. .....................................          5,100          182,962
Ohio Edison Company ...........................         16,600          362,087
Peco Energy Corporation .......................         22,600          474,600
P G & E Corporation ...........................         13,600          329,800
Pacificorp ....................................         25,200          554,400
Public Service Enterprise Group, Inc. .........         13,000          325,000
Southern Company ..............................         26,800          586,250
Unicom Corporation ............................         26,700          594,075
Western Resources, Inc. .......................         13,000          421,688
                                                                  -------------
                                                                      7,526,756

                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES        VALUE
--------------------------------------------------------------------------------
ELECTRONICS - 0.8%
AMP, Inc. .....................................         19,500   $      814,125

FINANCIAL - BANKS, COMMERCIAL - 2.2%
BankBoston Corporation ........................          7,700          554,881
Fleet Financial Group, Inc. ...................         12,000          759,000
Mercantile Bankshares Corporation .............          9,800          392,000
Signet Banking Corporation ....................         16,600          597,600
                                                                  -------------
                                                                      2,303,481

FINANCIAL SERVICES - 2.8%
American Express Company ......................          8,400          685,400
Federal National Mortgage Association .........         19,900          868,138
Block (H. & R.), Inc. .........................         20,100          648,225
Travelers Group, Inc. .........................         11,200          706,300
                                                                  -------------
                                                                      2,908,063

FOOD PROCESSING - 4.4%
General Mills .................................         16,400        1,068,050
Grand Metropolitan PLC ADR ....................          5,000          195,937
Heinz (H.J.) Company ..........................         15,150          698,794
Kellogg Company ...............................          6,700          573,688
Quaker Oats Company ...........................         20,600          924,425
Sara Lee Corporation ..........................          8,700          362,137
Unilever NY ADR ...............................          3,900          834,844
                                                                  -------------
                                                                      4,657,875

FOOD WHOLESALERS - 0.6%
McCormick & Company, Inc. .....................         24,400          616,100

HOSPITAL SUPPLIES/HOSPITAL MANAGEMENT - 0.7%
Bausch & Lomb, Inc. ...........................         15,000          706,875

HOTEL/MOTEL - 0.7%
ITTCorporation* ...............................         11,600          708,325

INSURANCE - 4.1%
Exel Limited ..................................         11,700          617,175
American General Corporation ..................         18,200          869,050
Hilb, Rogal & Hamilton Company ................          5,600           95,200
Lincoln National Corporation ..................          7,200          463,500
Safeco Corporation ............................         13,600          630,281
St. Paul Companies, Inc. ......................         13,900        1,059,875
USF& G Corporation ............................         14,100          338,400
Willis Corroon Group PLC ADR ..................         20,600          233,819
                                                                  -------------
                                                                      4,307,300

INTEGRATED PETROLEUM - DOMESTIC - 3.6%
Amoco Corporation .............................          9,700          843,294
Atlantic-Richfield Company ....................         21,400        1,536,900
British Petroleum PLCADR ......................         10,200          763,725
USX Marathon Group ............................         21,400          617,925
                                                                  -------------
                                                                      3,761,844

                            See accompanying notes.

STATEMENTS OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)


SERIES O (EQUITY INCOME) (CONTINUED)

                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES        VALUE
--------------------------------------------------------------------------------
INTEGRATED PETROLEUM - INTERNATIONAL - 5.1%
Chevron Corporation ...........................         13,300   $      983,369
Exxon Corporation .............................         22,300        1,420,650
Mobil Corporation .............................         13,200          922,350
Royal Dutch Petroleum Company - NY Shares .....         16,400          896,400
Texaco, Inc. ..................................         10,600        1,152,750
                                                                  -------------
                                                                      5,375,519

MACHINERY - 0.2%
Gatx Corporation ..............................          2,600          190,575

MANUFACTURING - 0.5%
Pall Corporation ..............................         21,000          488,250

MEDIA & COMMUNICATIONS - 0.7%
R.R. Donnelley & Sons Company .................         18,800          725,175

MEDICAL SUPPLIES - 0.9%
Bard (C.R.), Inc. .............................         11,500          417,594
Baxter International ..........................         10,500          548,625
                                                                  -------------
                                                                        966,219

MINING & METALS - 0.7%
Reynolds Metals Company .......................         10,400          741,000

MISCELLANEOUS CONSUMER PRODUCTS - 1.6%
Philip Morris Companies, Inc. .................         14,700          714,437
Tambrands, Inc. ...............................         19,300          962,588
                                                                  -------------
                                                                      1,677,025

MISCELLANEOUS - 0.1%
Rouse Company .................................          5,000          147,500

OIL - 0.5%
Amerada Hess Corporation ......................          8,500          522,287

OIL & GAS DRILLING - 0.4%
Repsol S.A. ADR ...............................         10,600          449,837
Union Pacific Resources Group, Inc. ...........              1                8
                                                                  -------------
                                                                        449,845

PAPER & PAPER PRODUCTS - 0.7%
International Paper Company ...................         15,900          772,144

PAPER & FOREST PRODUCTS - 2.6%
Consolidated Papers, Inc. .....................         11,700          685,800
Georgia-Pacific Corporation ...................         11,800        1,007,425
Union Camp Corporation ........................         20,200        1,010,000
                                                                  -------------
                                                                      2,703,225

PETROLEUM - 0.5%$
Phillips Petroleum Company ....................         11,900          520,625

                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES        VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS - 2.6%
Abbott Laboratories ...........................         12,600   $      841,050
American Home Products Corporation ............         12,700          971,550
Pharmacia & Upjohn, Inc. ......................         24,795          903,326
                                                                  -------------
                                                                      2,715,926

PUBLISHING - 3.8%
Deluxe Corporation ............................          7,700          262,762
Dow Jones & Company, Inc. .....................         17,000          683,187
Dun & Bradstreet Corporation ..................         21,000          551,250
Gannett Company, Inc. .........................          4,600          454,250
Knight-Ridder, Inc. ...........................         18,000          932,188
McGraw-Hill Companies, Inc. ...................          9,500          558,719
Readers Digest Association, Inc. (Cl. A) ......         16,300          467,606
Readers Digest Association, Inc. (Cl. B) ......          1,300           35,994
                                                                  -------------
                                                                      3,945,956

RAILROADS - 1.5%
Burlington Northern Santa Fe Corporation ......          8,700          781,913
Union Pacific Corporation .....................         11,900          838,950
                                                                  -------------
                                                                      1,620,863

RETAIL - DEPARTMENT STORES - 1.5%
May Department Stores Company .................         11,100          524,475
J.C. Penney Company, Inc. .....................         21,000        1,095,938
                                                                  -------------
                                                                      1,620,413

SPECIALTY MERCHANDISERS - 0.2%
The Limited,Inc. ..............................         13,100          265,275

TELECOMMUNICATIONS - 6.6%
AT & T Corporation ............................         28,300          992,269
Alltel Corporation ............................         31,400        1,100,094
BCE, Inc. .....................................         17,800          498,400
Bell Atlantic Corporation .....................         11,900          902,912
Bellsouth Corporation .........................         15,000          695,625
Frontier Corporation ..........................         18,900          376,819
GTE Corporation ...............................         16,000          789,750
SBC Communications, Inc. ......................         13,119          811,738
Southern New England Telecommunications
  Corporation .................................          9,400          365,425
Sprint Corporation ............................          7,200          426,262
                                                                  -------------
                                                                      6,959,294

TELEPHONE - 0.4%
U.S. West Communications Group ................         12,000          452,250

TOBACCO - 1.6%
Fortune Brands, Inc. ..........................         13,600          507,450
Gallaher Group PLC ADR* .......................         13,600          250,750
UST, Inc. .....................................         31,300          868,575
                                                                  -------------
                                                                      1,626,775

                            See accompanying notes.

STATEMENTS OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)


SERIES O (EQUITY INCOME) (CONTINUED)

                                                     PRINCIPAL
                                                     AMOUNT OR
                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES        VALUE
--------------------------------------------------------------------------------
TRANSPORTATION - MISCELLANEOUS - 0.2%
Alexander & Baldwin, Inc. .....................          7,400   $      193,325
                                                                  -------------

  Total common stocks - Series O - 83.4% ......                      87,643,605

U.S. GOVERNMENT & GOVERNMENT AGENCY SECURITIES
----------------------------------------------

U.S. GOVERNMENT SECURITIES - 1.7%
U.S. Treasury Notes,
  6.125% - 1998 ...............................     $  100,000          100,311
  5.875% - 1999 ...............................     $  100,000           99,328
  6.25% - 2000 ................................     $  100,000          100,019
  6.50% - 2001 ................................     $  400,000          402,016
  5.75% - 2003 ................................     $  400,000          386,132
  5.625% - 2006 ...............................     $  200,000          187,698
  7.00% - 2006 ................................     $  100,000          102,827
                                                                  -------------
                                                                      1,378,331

U.S. Treasury Bonds, 6.00% - 2026 .............     $  400,000          357,760
                                                                  -------------
  Total U.S. government & government agency
    securities - Series O - 1.7% ..............                       1,736,091

REAL ESTATE INVESTMENT TRUSTS
-----------------------------

REAL ESTATE - 1.3%
Security Capital Pacific Trust ................          6,800          173,850
Weingarten Realty Investors ...................          5,700          240,825
Simon Debartolo Group, Inc. ...................         29,536          945,152
                                                                  -------------
                                                                      1,359,827

FOREIGN STOCKS
--------------

SWITZERLAND - 0.8%
Novartis AG ...................................            491          850,125

UNITED KINGDOM - 1.0%
Cadbury Schweppes PLC .........................          5,100          169,334
Lonrho, Ltd. ..................................        148,200          314,478
Smith & Nephew PLC ............................         21,800           60,591
Tomkins PLC ...................................        111,400          520,992
                                                                  -------------
                                                                      1,065,395
                                                                  -------------

  Total foreign stocks - Series O - 1.8% ......                       1,915,520

                                                     PRINCIPAL
                                                     AMOUNT OR
                                                      NUMBER          MARKET
TEMPORARY CASH INVESTMENTS                           OF SHARES        VALUE
--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 1.3%
Vista Treasury Institutional Money Market Fund.      1,390,904   $    1,390,904

COMMERCIAL PAPER
----------------

FINANCIAL SERVICES - 10.0%
Bell Atlantic Network Funding 5.55%, 7-01-97 ..     $  400,000          400,000
Ciesco L.P., 5.55%, 7-01-97 ...................     $2,000,000        2,000,000
Corporate Asset Funding, 5.55%, 7-22-97 .......     $1,400,000        1,395,468
Motorola Credit Corporation, 5.50%, 7-17-97 ...     $4,000,000        3,990,222
Preferred Receivables Funding, 5.58%, 8-04-97 .     $  800,000          795,784
Progress Capital Holdings, 5.53%, 7-07-97 .....     $1,950,000        1,948,203
                                                                  -------------
                                                                     10,529,677

PHARMACEUTICALS - 1.0%
Warner-Lambert Company, 5.52%, 8-05-97 ........     $1,000,000          994,633
                                                                  -------------

  Total commercial paper - Series O - 11.0% ...                      11,524,310
                                                                  -------------

  Total investments - Series O - 100.5% .......                     105,570,257
  Liabilities in excess of cash & other
    assets - Series O - (0.5%) ................                        (482,870)
                                                                  -------------

  Total net assets - Series O - 100.0% ........                  $  105,087,387
                                                                  =============

SERIES P (HIGH YIELD)

CORPORATE BONDS
---------------

APPAREL - 1.9%
Tultex Corporation, 10.625% - 2005 ............     $   50,000   $       54,875

BANKS & CREDIT - 1.9%
B.F. Saul REIT, 11.625% - 2002 ................     $   50,000           53,750

BEVERAGES - 3.7%
Cott Corporation, 9.375% - 2005 ...............     $   50,000           52,375
Delta Beverage Group, 9.75% - 2003 ............     $   50,000           52,187
                                                                  -------------
                                                                        104,562

BROADCAST MEDIA - 3.6%
Allbritton Communications Company, 9.75% - 2007     $   65,000           49,625
Heritage Media Corporation, 8.75% - 2006 ......     $   50,000           51,875
                                                                  -------------
                                                                        101,500

                            See accompanying notes.

STATEMENTS OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)


SERIES P (HIGH YIELD) (CONTINUED)

                                                     PRINCIPAL        MARKET
CORPORATE BONDS (CONTINUED)                           AMOUNT          VALUE
--------------------------------------------------------------------------------
CABLE SYSTEMS - 1.9%
Rogers Cablesystems, 9.625% - 2002 ............     $   50,000   $       52,812

CHEMICALS - 3.1%
Envirodyne Industries, Inc., 12.00% - 2000 ....         80,000           87,500

COMMUNICATIONS - 3.3%
K-IIICommunications Corporation, 10.25% - 2004          20,000           21,100
Rogers Communications, Inc., 9.125% - 2006 ....         30,000           30,375
Valassis Communications, Inc., 9.55% - 2003 ...         40,000           43,150
                                                                  -------------
                                                                         94,625

COMMUNICATION SERVICES - 7.5%
CF Cable TV, Inc., 11.625% - 2005 .............         35,000           40,075
Cablevision Systems Corporation, 10.75% - 2004          50,000           51,812
Century Communications Corporation, 9.50% - 2005        50,000           51,375
Comcast Corporation, 9.125% - 2006 ............         65,000           68,087
                                                                  -------------
                                                                        211,349

CONSUMER GOODS & SERVICES - 4.3%
Pillowtex Corporation, 10.00% - 2006 ..........         50,000           52,937
Westpoint Stevens, Inc., 9.375% - 2005 ........         65,000           68,169
                                                                  -------------
                                                                        121,106

ELECTRIC - 4.4%
AES Corporation, 10.25% - 2006 ................         65,000           70,850
Cal Energy Company, Inc., 9.50% - 2006 ........         50,000           53,500
                                                                  -------------
                                                                        124,350

ENTERTAINMENT - 2.7%
Showboat, Inc., 9.25% - 2008 ..................         50,000           51,250
Station Casinos, Inc., 9.625% - 2003 ..........         25,000           24,875
                                                                  -------------
                                                                         76,125

FINANCIAL SERVICES - 3.9%
Dollar Financial Group, Inc., 10.875% - 2006 ..         50,000           53,500
Homeside, Inc., 11.25% - 2003 .................         50,000           58,062
                                                                  -------------
                                                                        111,562

FOOD & BEVERAGES - 2.9%
Chiquita Brands International, Inc.,
  10.25% - 2006 ...............................         25,000           26,625
TLC Beatrice International Holdings, Inc.,
  11.50% - 2005 ...............................         50,000           56,187
                                                                  -------------
                                                                         82,812

                                                     PRINCIPAL        MARKET
CORPORATE BONDS (CONTINUED)                           AMOUNT          VALUE
--------------------------------------------------------------------------------
HOSPITAL MANAGEMENT - 4.5%
Regency Health Services, Inc., 9.875% - 2002 ..     $   50,000   $       51,625
Tenet Healthcare Corporation, 10.125% - 2005 ..         70,000           76,475
                                                                  -------------
                                                                        128,100

HOTEL & RECREATION - 1.9%
Four Seasons Hotels, Inc., 9.125% - 2000 ......         50,000           53,875

INDUSTRIAL SERVICES - 1.9%
Iron Mountain, Inc., 10.125% - 2006 ...........         50,000           53,375

MANUFACTURING -10.0%
AAF-McQuay, Inc., 8.875% - 2003 ...............         50,000           50,125
AGCO Corporation, 8.50% - 2006 ................         50,000           51,313
Johns Manville International Group, Inc.,
  10.875% - 2004 ..............................         35,000           38,938
Sequa Corporation, 9.375% - 2003 ..............         50,000           51,063
Shop Vac Corporation, 10.625% - 2003 ..........         50,000           53,125
Titan Wheel International, Inc., 8.75% - 2007 .         25,000           25,437
                                                                  -------------
                                                                        270,001

MISCELLANEOUS - 1.0%
Packard Bioscience Company, 9.375% - 2007 .....         40,000           40,600

OIL - 2.4%
Maxus Energy Corporation, 9.50% - 2003 ........         65,000           68,169

PACKAGING & CONTAINERS - 1.8%
Plastic Containers, Inc., 10.00% - 2006 .......         50,000           51,875

PUBLISHING - 2.7%
Golden Books Publishing, Inc., 7.65% - 2002 ...         80,000           75,400

RECREATION - 1.9%
AMF Group, Inc., 10.875% - 2006 ...............         50,000           54,000

REFINERY - 1.9%
Crown Central Petroleum, 10.875% - 2005 .......         50,000           52,375

RESTAURANTS - 2.5%
Carrols Corporation, 11.50% - 2003 ............         65,000           69,631

RETAIL - GENERAL MERCHANDISING - 0.9%
Cole National Group, 9.875% - 2006 ............         25,000           26,313


                            See accompanying notes.

STATEMENTS OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)


SERIES P (HIGH YIELD) (CONTINUED)

                                                     PRINCIPAL
                                                     AMOUNT OR
                                                      NUMBER          MARKET
CORPORATE BONDS (CONTINUED)                          OF SHARES        VALUE
--------------------------------------------------------------------------------
STEEL & METAL PRODUCTS - 0.9%
AK Steel Corporation, 9.125% - 2006 ...........     $   25,000   $       25,688

TELECOMMUNICATIONS - 1.8%
Centennial Cellular, 8.875% - 2001 ............     $   50,000           50,000

TOBACCO PRODUCTS - 2.4%
Dimon, Inc., 8.875% - 2006 ....................     $   65,000           67,763

TRANSPORTATION - 5.3%
Atlas Air, Inc., 12.25% - 2002 ................     $   75,000           83,250
Teekay Shipping Corporation, 8.32% - 2003 .....     $   65,000           65,650
                                                                  -------------
                                                                        148,900
                                                                  -------------
  Total corporate bonds - Series P - 88.8% ....                       2,512,993

TRUST PREFERRED SECURITIES(9)
-----------------------------

FINANCE - 1.9%
S I Financing, Inc., 9.50% - 2026 .............          2,000           52,875

PREFERRED STOCKS
----------------

COMMUNICATIONS - 2.0%
Cablevision Systems Corporation, 11.25% .......            257           30,525
K-III Communications Corporation, 10.00% - 2008            300           26,206
                                                                  -------------
                                                                         56,731
                                                                  -------------
  Total investments - Series P - 92.7% ........                       2,622,599
  Cash and other assets, less liabilities -
    Series P - 7.3% ...........................                         207,554
                                                                  -------------
  Total net assets - Series P - 100.0% ........                  $    2,830,153
                                                                  =============

SERIES S (SOCIAL AWARENESS)


COMMON STOCKS
-------------

ADVERTISING - 1.5%
Omnicom Group, Inc. ...........................         17,500        1,078,437

BANKS & TRUST - 3.4%
Banc One Corporation ..........................         15,400          745,938
Bank of New York Company, Inc. ................         19,200          835,200
Northern Trust Corporation ....................         19,200          928,800
                                                                  -------------
                                                                      2,509,938

                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES        VALUE
--------------------------------------------------------------------------------
BEVERAGES - 5.1%
Coca-Cola Company .............................         37,200   $    2,594,700
PepsiCo, Inc. .................................         31,900        1,198,244
                                                                  -------------
                                                                      3,792,944

BIOTECHNOLOGY - 0.7%
Amgen, Inc. ...................................          9,500          552,187

BUSINESS SERVICES - 1.1%
Automatic Data Processing, Inc. ...............         17,000          799,000

CHEMICALS - SPECIALTY - 3.1%
Nalco Chemical Company ........................         16,400          633,450
Praxair, Inc. .................................         18,800        1,052,800
Sigma-Aldrich Corporation .....................         18,000          631,125
                                                                  -------------
                                                                      2,317,375

COMMUNICATIONS - EQUIPMENT - 1.1%
Tellabs, Inc.* ................................         14,300          799,012

COMPUTER SOFTWARE - 5.2%
McAfee Associates, Inc.* ......................         10,000          631,250
Microsoft Corporation* ........................         18,600        2,350,575
PeopleSoft, Inc.* .............................         16,400          865,100
                                                                  -------------
                                                                      3,846,925

COMPUTER SYSTEMS - 7.3%
3Com Corporation* .............................          7,500          337,500
Ascend Communications, Inc.* ..................         12,500          492,188
Cisco Systems, Inc.* ..........................         14,900        1,000,163
Compaq Computer Corporation* ..................          7,000          694,750
Electronics for Imaging, Inc.* ................         12,000          567,000
Hewlett-Packard Company .......................         17,600          985,600
Sanmina Corporation* ..........................         12,000          762,000
Sun Microsystems, Inc.* .......................         16,000          595,500
                                                                  -------------
                                                                      5,434,701

CONSUMER SERVICES - 3.4%
Apollo Group, Inc.* ...........................         26,000          916,500
Service Corporation International .............         23,800          782,425
Sylvan Learning Systems, Inc.* ................         24,500          833,000
                                                                  -------------
                                                                      2,531,925

ELECTRONICS - 1.0%
Perkin-Elmer Corporation ......................          9,100          724,019

FINANCIAL SERVICES - 3.6%
Federal Home Loan Mortgage Corporation ........         28,800          990,000
Federal National Mortgage Corporation .........         22,000          959,750
Finova Group,Inc. .............................          9,500          726,750
                                                                  -------------
                                                                      2,676,500

HEALTH CARE - 2.9%
Cardinal Health, Inc. .........................         13,800          790,050
Omnicare, Inc. ................................         25,000          784,375
Quintiles Transnational Corporation* ..........          8,500          591,812
                                                                  -------------
                                                                      2,166,237

                            See accompanying notes.

STATEMENTS OF NET ASSETS
JUNE 30, 1997
(UNAUDITED)


SERIES S (SOCIAL AWARENESS) (CONTINUED)

                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES        VALUE
--------------------------------------------------------------------------------
HOSPITAL SUPPLIES/MANAGEMENT - 2.2%
Boston Scientific Corporation* ................         16,900   $    1,038,294
HEALTHSOUTH Corporation* ......................         25,000          623,437
                                                                  -------------
                                                                      1,661,731

HOUSEHOLD FURNISHING & APPLIANCES - 1.5%
Leggett & Platt, Inc. .........................         26,100        1,122,300

HOUSEHOLD PRODUCTS - 4.8%
Colgate-Palmolive Company .....................         16,000        1,044,000
Kimberly-Clark Corporation ....................         11,800          587,050
Procter & Gamble Company ......................         13,700        1,935,125
                                                                  -------------
                                                                      3,566,175

INSURANCE - 6.0%
Aetna, Inc. ...................................         10,600        1,085,175
American International Group, Inc. ............         10,300        1,538,563
Chubb Corporation .............................         13,900          929,562
SunAmerica, Inc. ..............................         18,400          897,000
                                                                  -------------
                                                                      4,450,300

MACHINERY - 1.4%
Deere & Company ...............................         19,200        1,053,600

MANUFACTURING - 1.5%
Illinois Tool Works, Inc. .....................         22,200        1,108,612

MEDICAL INSTRUMENTS - 1.5%
Guidant Corporation ...........................         12,900        1,096,500

OIL & GAS EXPLORATION - 2.7%
Anadarko Petroleum Corporation ................         12,000          720,000
Apache Corporation ............................         15,500          503,750
Sonat, Inc. ...................................         14,900          763,625
                                                                  -------------
                                                                      1,987,375

PACKAGING & CONTAINERS - 1.0%
Sealed Air Corporation* .......................         15,400          731,500

PHARMACEUTICALS - 7.7%
Dura Pharmaceuticals, Inc.* ...................         14,500          578,188
Johnson & Johnson .............................         24,832        1,598,560
Merck & Company, Inc. .........................         21,800        2,256,300
Schering-Plough Corporation ...................         26,600        1,273,475
                                                                  -------------
                                                                      5,706,523

POLLUTION CONTROL - 1.0%
United States Filter Corporation* .............         26,250          715,312

RESTAURANTS - 2.8%
Papa John's International, Inc.* ..............         19,000          698,250
Starbucks Corporation* ........................         18,500          720,344
Wendy's International, Inc. ...................         24,000          622,500
                                                                  -------------
                                                                      2,041,094

                                                      NUMBER          MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES        VALUE
--------------------------------------------------------------------------------
RETAIL TRADE - 8.9%
Dayton Hudson Corporation .....................         21,400   $    1,138,213
Dollar General Corporation ....................         15,000          562,500
Kohl's Corporation* ...........................         13,500          714,656
Nine West Group, Inc.* ........................          5,000          190,937
Staples, Inc.* ................................         33,075          768,994
TJX Companies, Inc. ...........................         29,600          780,700
Tiffany & Company .............................         15,100          697,431
Walgreen Company ..............................         21,300        1,142,213
Woolworth Corporation* ........................         25,000          600,000
                                                                  -------------
                                                                      6,595,644

SAVINGS & LOAN - 1.1%
Ahmanson (H.F.) & Company .....................         18,200          782,600

SEMICONDUCTORS - 5.0%
Analog Devices, Inc.* .........................         33,000          876,563
Intel Corporation .............................         15,600        2,212,275
Xilinx, Inc.* .................................         13,000          637,812
                                                                  -------------
                                                                      3,726,650

TELECOMMUNICATIONS - 0.6%
Sprint Corporation ............................          9,000          473,625

TOOLS - 1.4%
Snap-On, Inc. .................................         25,500        1,004,063

TOYS & SPORTING GOODS - 1.1%
Mattel, Inc. ..................................         24,000          813,000

TRANSPORTATION - 0.8%
Illinois Central Corporation ..................         16,500          576,469
                                                                  -------------
  Total common stocks - Series S - 92.4% ......                      68,442,273
  Cash and other assets, less liabilities -
    Series S - 7.6% ...........................                       5,636,995
                                                                  -------------
  Total net assets - Series S - 100.0% ........                  $   74,079,268
                                                                  =============

The identified cost of investments owned at June 30, 1997, was the same for federal income tax and financial statement purposes.

*Securities on which no cash dividend was paid during the preceding twelve months.

ADR (American Depositary Receipt)
CMO (Collateralized Mortgage Obligation)
PP  (Private Placement)

(1) Deferred interest obligation; currently zero coupon under terms of initial offering.

(2) Principal amount on foreign bond is reflected in local currency (e.g., Danish krone) while market value is reflected in U.S. dollars.

(3)  Variable rate security which may be reset the first of each month.

(4)  Variable rate security which may be reset the first of each quarter.

(5) Put bond - a type of specialty bond that gives the holder the right to redeem to the issuer at certain specified times before maturing.

(6) Step rate security in which the coupon rate will increase over the life of the bond.

(7)  Variable rate security which may be reset over the life of the bond.

(8) Floating rate security which may be reset the first of each semi-annual payment.

(9) Trust preferred securities - Securities issued by financial institutions to augment their Tier 1 capital base. Issued on a subordinate basis relative to senior notes or debentures. Institution may defer cash payments for up to 10 pay periods.

                            See accompanying notes.

BALANCE SHEETS
JUNE 30, 1997
(UNAUDITED)


                                                            SERIES B       SERIES C       SERIES D       SERIES E        SERIES J
                                            SERIES A        (GROWTH-        (MONEY       (WORLDWIDE     (HIGH GRADE     (EMERGING
                                            (GROWTH)         INCOME)        MARKET)        EQUITY)        INCOME)         GROWTH
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (identified
  cost $537,055,658, $739,683,085,
  $32,574,018, $254,120,632,
  $115,285,760 and $148,295,727
  respectively) ........................   $811,513,750  $1,054,444,771   $ 32,565,011   $291,574,453   $115,666,945   $188,834,572
Short-term commercial paper, at
  market or at amortized cost which
  approximates market value (identified
  cost $0, $8,183,736, $106,587,617,
  $0, $0 and $0, respectively) .........            ---       8,183,399    106,586,955            ---            ---            ---
Cash ...................................     31,798,225      32,356,017        168,924     16,284,953        903,282     18,403,654
Receivables:
  Fund shares sold .....................      1,479,557       1,402,132      1,464,603        733,487        328,923        259,451
  Securities sold ......................            ---       2,273,924        552,664      5,356,234      1,509,414        618,482
  Forward foreign exchange contracts ...            ---             ---            ---        341,702            ---            ---
  Interest .............................        133,283       3,286,255        541,293         57,726      1,896,304         79,524
  Dividends ............................        743,999       1,043,474            ---        623,853            ---         70,176
  Prepaid Expenses .....................         18,693          19,717          2,437            ---          2,568          1,941
  Miscellaneous ........................          4,014             ---            ---            ---            ---            ---
  Foreign taxes recoverable ............            ---             ---            ---        330,437            ---            ---
                                          -------------   -------------  -------------  -------------  -------------  -------------
    Total assets .......................   $845,691,521  $1,103,009,689   $141,881,887   $315,302,845   $120,307,436   $208,267,800
                                          =============   =============  =============  =============  =============  =============

LIABILITIES AND NET ASSETS
Liabilities:
Payable for:
  Securities purchased .................   $  2,094,081  $    3,598,164   $  3,000,000   $ 11,007,975   $        ---   $  5,678,562
  Fund shares redeemed .................      1,039,986       1,113,232        428,835        429,549        275,633        225,963
Other liabilities:
  Management fees ......................        529,698         694,189         57,338        252,444         76,881        127,726
  Custodian fees .......................          5,699           6,266          4,118         86,282            ---          1,574
  Transfer and administration fees .....         32,072          41,918          5,412         11,468          4,833          7,924
  Professional fees ....................         53,021          31,748          5,163            ---          5,268          2,373
  Miscellaneous ........................         27,280         110,521          5,105        136,539         10,823          3,577
                                          -------------   -------------  -------------  -------------  -------------  -------------
    Total liabilities ..................      3,781,837       5,596,038      3,505,971     11,924,257        373,438      6,047,699

Net Assets:
Paid in capital ........................    484,290,025     660,817,938    128,345,278    229,253,305    120,877,958    156,784,544
Undistributed net investment income ....      8,083,501      33,603,862     10,040,307      7,681,530     12,903,738        501,538
Accumulated undistributed net realized
  gain (loss) on sale of investments,
  futures and foreign currency
  transactions .........................     75,078,066      88,230,502            ---     28,673,337    (14,228,883)     4,395,174
Net unrealized appreciation
  (depreciation) in value of investments,
  futures and translation of assets and
  liabilities in foreign currency ......    274,458,092     314,761,349         (9,669)    37,770,416        381,185     40,538,845
                                          -------------   -------------  -------------  -------------  -------------  -------------
 Net assets ............................    841,909,684   1,097,413,651    138,375,916    303,378,588    119,933,998    202,220,101
                                          -------------   -------------  -------------  -------------  -------------  -------------
   Total liabilities and net assets ....   $845,691,521  $1,103,009,689   $141,881,887   $315,302,845   $120,307,436   $208,267,800
                                          =============   =============  =============  =============  =============  =============
Capital shares authorized ..............  1,000,000,000   1,000,000,000  1,000,000,000  1,000,000,000    250,000,000    250,000,000
Capital shares outstanding .............     29,650,037      26,848,422     10,745,951     43,813,340      9,726,483     10,454,362

Net asset value per share (net assets
  divided by shares outstanding) .......         $28.39          $40.87         $12.88          $6.92         $12.33         $19.34
                                          =============   =============  =============  =============  =============  =============

                            See accompanying notes.

JUNE 30, 1997
(UNAUDITED)


                                            SERIES K        SERIES M       SERIES N
                                            (GLOBAL       (SPECIALIZED     (MANAGED       SERIES O       SERIES P        SERIES S
                                           AGGRESSIVE        ASSET           ASSET        (EQUITY         (HIGH          (SOCIAL
                                             BOND)         ALLOCATION)    ALLOCATION)      INCOME)        YIELD)        AWARENESS)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (identified
  cost $15,533,498, $44,723,748,
  $20,759,127, $80,390,897, $2,528,580
  and $52,040,883, respectively) .......    $15,443,107     $46,902,671    $24,412,818   $ 94,045,947     $2,622,599    $68,442,273
Short-term commercial paper, at market
  or at amortized cost which approximates
  market value (identified cost $0, $0,
  $2,140,940, $11,524,310, $0 and $0,
  respectively) ........................            ---             ---      2,140,940     11,524,310            ---            ---
Cash ...................................       (348,955)         16,517          2,286            ---        150,547      5,604,959
Receivables:
  Fund shares sold .....................         81,474         239,463        281,920        847,741            ---        290,506
  Securities sold ......................      1,373,001         555,000            ---         69,930            ---            ---
  Forward foreign exchange contracts ...          4,786             ---            ---            ---            ---            ---
  Interest .............................        482,058         104,360        166,785         33,788         55,321         29,953
  Dividends ............................            ---           5,157         17,334        198,430            ---         46,656
  Prepaid Expenses .....................            524             ---            234         21,802          2,171          3,705
  Foreign taxes recoverable ............         15,288          17,177          5,045          1,237            ---            ---
                                          -------------   -------------  -------------  -------------  -------------  -------------
    Total assets .......................    $17,051,283     $47,840,345    $27,027,362   $106,743,185     $2,830,638    $74,418,052
                                          =============   =============  =============  =============  =============  =============

LIABILITIES AND NET ASSETS
Liabilities:
Payable for:
  Securities purchased .................    $ 1,189,968     $       ---    $   533,737   $  1,131,649     $      ---    $    95,621
  Fund shares redeemed .................         35,750         100,737         20,312        399,607            ---        191,498
  Written call options outstanding .....         10,449             ---            ---            ---            ---            ---
Other liabilities:
  Management fees ......................            ---          39,869         21,118         85,517            ---         46,588
  Custodian fees .......................         16,782           7,357         11,436         23,159            ---            ---
  Transfer and administration fees .....          5,815           6,985          6,126          4,054            108          3,002
  Professional fees ....................          1,791           2,672          3,180          9,073            ---            ---
  Miscellaneous ........................          5,966           3,169          3,089          2,739            377          2,075
                                          -------------   -------------  -------------  -------------  -------------  -------------
    Total liabilities ..................      1,266,521         160,789        598,998      1,655,798            485        338,784

Net Assets:
Paid in capital ........................     15,042,250      40,700,906     21,275,194     85,281,929      2,500,000     51,932,892
Undistributed net investment income ....        690,287       1,399,176        756,098      2,024,650        204,813        294,141
Accumulated undistributed net realized
  gain on sale of investments, futures
  and foreign currency transactions ....        140,219       3,401,157        743,666      4,125,681         31,321      5,450,845
Net unrealized appreciation
  (depreciation) in value of investments,
  futures and translation of assets and
  liabilities in foreign currency ......        (87,994)      2,178,317      3,653,406     13,655,127         94,019     16,401,390
                                          -------------   -------------  -------------  -------------  -------------  -------------
  Net assets ...........................     15,784,762      47,679,556     26,428,364    105,087,387      2,830,153     74,079,268
                                          -------------   -------------  -------------  -------------  -------------  -------------
    Total liabilities and net assets ...    $17,051,283     $47,840,345    $27,027,362   $106,743,185     $2,830,638    $74,418,052
                                          =============   =============  =============  =============  =============  =============
Capital shares authorized ..............     50,000,000      50,000,000     50,000,000     50,000,000     Indefinite    250,000,000
Capital shares outstanding .............      1,437,941       3,684,006      1,969,832      6,553,124        166,667      3,497,996

Net asset value per share (net assets
  divided by shares outstanding)                 $10.98          $12.94         $13.42         $16.04         $16.98         $21.18
                                          =============   =============  =============  =============  =============  =============

                            See accompanying notes.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1997
(UNAUDITED)


                                                            SERIES B       SERIES C       SERIES D       SERIES E        SERIES J
                                            SERIES A        (GROWTH-        (MONEY       (WORLDWIDE     (HIGH GRADE     (EMERGING
                                            (GROWTH)         INCOME)        MARKET)        EQUITY)        INCOME)         GROWTH
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends ............................   $  4,857,455    $  6,342,523     $      ---    $ 3,656,509     $      ---    $   238,039
  Interest .............................        988,472       8,819,254      3,658,759        402,105      4,790,487        418,542
                                          -------------   -------------  -------------  -------------  -------------  -------------
                                              5,845,927      15,161,777      3,658,759      4,058,614      4,790,487        656,581
  Less foreign tax expense .............         (5,335)            ---            ---       (367,753)           ---            ---
                                          -------------   -------------  -------------  -------------  -------------  -------------
    Total investment income ............      5,840,592      15,161,777      3,658,759      3,690,861      4,790,487        656,581

EXPENSES:
  Management fees ......................      2,841,075       3,758,591        328,145      1,345,446        464,915        634,511
  Custodian fees .......................         13,074          18,867          6,015         38,915          6,071          5,156
  Transfer/maintenance fees ............          1,786           1,676          1,629          2,534          1,412          1,551
  Administration fees ..................        170,464         225,515         29,533        222,902         27,895         38,071
  Directors' fees ......................          9,509          32,942          2,092          4,887          1,372          1,629
  Professional fees ....................         42,593          27,748          4,463          8,688          4,029          5,373
  Reports to shareholders ..............         30,111          90,169          2,724         30,046          4,443          6,026
  Registration fees ....................            708             947            147         15,204            133            199
  Other expenses .......................         11,892          22,820          4,612          5,973          5,922          3,918
                                          -------------   -------------  -------------  -------------  -------------  -------------
    Total expenses .....................      3,121,212       4,179,275        379,360      1,674,595        516,192        696,434
  Less earnings credits ................            (75)           (745)           ---            ---            ---           (106)
                                          -------------   -------------  -------------  -------------  -------------  -------------
  Net expenses .........................      3,121,137       4,178,530        379,360      1,674,595        516,192        696,328
                                          -------------   -------------  -------------  -------------  -------------  -------------
    Net investment income (loss) .......      2,719,455      10,983,247      3,279,399      2,016,266      4,274,295        (39,747)

NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) during the
    period on:
    Investments ........................     24,102,847      30,838,118            ---     17,015,874     (2,016,061)    (1,946,813)
    Foreign currency transactions ......            ---             ---            ---        207,060            ---            ---
    Futures contract ...................            ---             ---            ---            ---            ---      1,614,004
                                          -------------   -------------  -------------  -------------  -------------  -------------
    Net realized gain (loss) ...........     24,102,847      30,838,118            ---     17,222,934     (2,016,061)      (332,809)

  Net change in unrealized appreciation
    during the period on:
    Investments: .......................     92,407,320     105,040,079         43,848     13,801,912      1,029,968     12,775,434
    Translation of assets and liabilities
      in foreign currencies ............            ---             ---            ---        435,915            ---            ---
                                          -------------   -------------  -------------  -------------  -------------  -------------
  Net unrealized appreciation ..........     92,407,320     105,040,079         43,848     14,237,827      1,029,968     12,775,434
                                          -------------   -------------  -------------  -------------  -------------  -------------
    Net gain (loss) ....................    116,510,167     135,878,197         43,848     31,460,761       (986,093)    12,442,625
                                          -------------   -------------  -------------  -------------  -------------  -------------
      Net increase in net assets
        resulting from operations ......   $119,229,622    $146,861,444     $3,323,247    $33,477,027     $3,288,202    $12,402,878
                                          =============   =============  =============  =============  =============  =============

                            See accompanying notes.

FOR THE SIX MONTHS ENDED JUNE 30, 1997
(UNAUDITED)


                                            SERIES K        SERIES M       SERIES N
                                            (GLOBAL       (SPECIALIZED     (MANAGED       SERIES O       SERIES P        SERIES S
                                           AGGRESSIVE        ASSET           ASSET        (EQUITY         (HIGH          (SOCIAL
                                             BOND)         ALLOCATION)    ALLOCATION)      INCOME)        YIELD)        AWARENESS)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends ............................       $    ---      $  317,354     $  136,105    $ 1,090,527       $  2,375     $  251,016
  Interest .............................        741,417         455,157        330,910        345,035        120,584        170,870
                                          -------------   -------------  -------------  -------------  -------------  -------------
                                                741,417         772,511        467,015      1,435,562        122,959        421,886
  Less foreign tax expense .............         (7,610)        (27,835)        (7,158)        (1,388)           ---            ---
                                          -------------   -------------  -------------  -------------  -------------  -------------
    Total investment income ............        733,807         744,676        459,857      1,434,174        122,959        421,886

EXPENSES:
  Management fees ......................         54,166         212,341        108,499        400,272         12,956        242,060
  Custodian fees .......................          9,955          15,786         16,522          9,385            534          1,367
  Transfer/maintenance fees ............            949           1,133          1,076          1,255              5          1,233
  Administration fees ..................         26,966          33,366         28,632         18,012            610         14,524
  Directors' fees ......................             43             300            418            594              5            500
  Professional fees ....................          3,077           3,922          3,680          6,072          2,380          1,955
  Reports to shareholders ..............            543           1,596          1,055          1,516             29          2,349
  Registration fees ....................          1,237             150            ---            ---             34             78
  Other expenses .......................            750           2,113           (124)           671            348          1,758
                                          -------------   -------------  -------------  -------------  -------------  -------------
    Total expenses .....................         97,686         270,707        159,758        437,777         16,901        265,824
  Less earnings credits
    Reimbursement of expenses ..........        (54,166)            ---            ---            ---        (12,956)           ---
                                          -------------   -------------  -------------  -------------  -------------  -------------
  Net expenses .........................         43,520         270,707        159,758        437,777          3,945        265,824
                                          -------------   -------------  -------------  -------------  -------------  -------------
    Net investment income ..............        690,287         473,969        300,099        996,397        119,014        156,062

NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) during the
    period on:
    Investments ........................        205,203       2,456,570        450,729      2,691,953         14,246      1,636,939
    Foreign currency transactions ......        (94,211)         (4,550)        (4,515)        (1,575)           ---            ---
    Futures contract ...................            ---             ---            ---            ---            ---            ---
                                          -------------   -------------  -------------  -------------  -------------  -------------
      Net realized gain ................        110,992       2,452,020        446,214      2,690,378         14,246      1,636,939

  Change in unrealized appreciation
    (depreciation) during the period on:
    Investments: .......................       (400,144)        234,171      1,801,089      7,669,967         31,788      5,216,519
    Translation of assets and liabilities
      in foreign currencies ............         (8,757)           (467)           353            162            ---            ---
                                          -------------   -------------  -------------  -------------  -------------  -------------
  Net unrealized appreciation
    (depreciation) .....................       (408,901)        233,704      1,801,442      7,670,129         31,788      5,216,519
                                          -------------   -------------  -------------  -------------  -------------  -------------
    Net gain (loss) ....................       (297,909)      2,685,724      2,247,656     10,360,507         46,034      6,853,458
                                          -------------   -------------  -------------  -------------  -------------  -------------
      Net increase in net assets
        resulting from operations ......       $392,378      $3,159,693     $2,547,755    $11,356,904       $165,048     $7,009,520
                                          =============   =============  =============  =============  =============  =============

                            See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 1997
(UNAUDITED)


                                                            SERIES B       SERIES C       SERIES D       SERIES E        SERIES J
                                            SERIES A        (GROWTH-        (MONEY       (WORLDWIDE     (HIGH GRADE     (EMERGING
                                            (GROWTH)         INCOME)        MARKET)        EQUITY)        INCOME)         GROWTH
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) .........   $  2,719,455  $   10,983,247   $  3,279,399   $  2,016,266   $  4,274,295   $    (39,747)
  Net realized gain (loss) .............     24,102,847      30,838,118            ---     17,222,934     (2,016,061)      (332,809)
  Unrealized appreciation during the
    period .............................     92,407,320     105,040,079         43,848     14,237,827      1,029,968     12,775,434
                                          -------------   -------------  -------------  -------------  -------------  -------------
    Net increase in net assets resulting
      from operations ..................    119,229,622     146,861,444      3,323,247     33,477,027      3,288,202     12,402,878

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ................            ---             ---            ---            ---            ---            ---
  Net realized gain ....................            ---             ---            ---            ---            ---            ---
                                          -------------   -------------  -------------  -------------  -------------  -------------
    Total distributions to shareholders             ---             ---            ---            ---            ---            ---

CAPITAL SHARE TRANSACTION (A):
  Proceeds from sale of shares .........    153,438,304     101,254,815    173,709,558     53,884,223     24,674,244     76,587,478
  Dividends reinvested .................            ---             ---            ---            ---            ---            ---
  Shares redeemed ......................   (145,348,800)   (107,288,915)  (167,329,002)   (31,008,243)   (42,069,559)   (35,191,543)
                                          -------------   -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) from capital
      share transactions ...............      8,089,504      (6,034,100)     6,380,556     22,875,980    (17,395,315)    41,395,935
                                          -------------   -------------  -------------  -------------  -------------  -------------
      Total increase (decrease) in net
        assets .........................    127,319,126     140,827,344      9,703,803     56,353,007    (14,107,113)    53,798,813

NET ASSETS:
  Beginning of period ..................    714,590,558     956,586,307    128,672,113    247,025,581    134,041,111    148,421,288
                                          -------------   -------------  -------------  -------------  -------------  -------------
  End of period ........................   $841,909,684  $1,097,413,651   $138,375,916   $303,378,588   $119,933,998   $202,220,101
                                          =============   =============  =============  =============  =============  =============

  Undistributed net investment income at
    end of period ......................   $  8,083,501  $   33,603,862   $ 10,040,307   $  7,681,530   $ 12,903,738   $    501,538
                                          =============   =============  =============  =============  =============  =============

(a) Shares issued and redeemed
      Shares sold ......................      6,013,952       2,705,271     13,653,674      8,395,268      2,045,973      4,238,882
      Dividends reinvested .............            ---             ---            ---            ---            ---            ---
      Shares redeemed ..................     (5,754,477)     (2,877,332)   (13,153,580)    (4,835,807)    (3,490,445)    (1,918,159)
                                          -------------   -------------  -------------  -------------  -------------  -------------
        Net increase (decrease) ........        259,475        (172,061)       500,094      3,559,461     (1,444,472)     2,320,723
                                          =============   =============  =============  =============  =============  =============

                            See accompanying notes.

FOR THE SIX MONTHS ENDED JUNE 30, 1997
(UNAUDITED)


                                            SERIES K        SERIES M       SERIES N
                                            (GLOBAL       (SPECIALIZED     (MANAGED       SERIES O       SERIES P        SERIES S
                                           AGGRESSIVE        ASSET           ASSET        (EQUITY         (HIGH          (SOCIAL
                                             BOND)         ALLOCATION)    ALLOCATION)      INCOME)        YIELD)        AWARENESS)
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income ................    $   690,287     $   473,969    $   300,099   $    996,397     $  119,014    $   156,062
  Net realized gain ....................        110,992       2,452,020        446,214      2,690,378         14,246      1,636,939
  Unrealized appreciation during the
    period .............................       (408,901)        233,704      1,801,442      7,670,129         31,788      5,216,519
                                          -------------   -------------  -------------  -------------  -------------  -------------
    Net increase in net assets resulting
      from operations ..................        392,378       3,159,693      2,547,755     11,356,904        165,048      7,009,520

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ................            ---             ---            ---            ---            ---            ---
  Net realized gain ....................            ---             ---            ---            ---            ---            ---
                                          -------------   -------------  -------------  -------------  -------------  -------------
    Total distributions to shareholders             ---             ---            ---            ---            ---            ---

CAPITAL SHARE TRANSACTIONS (A):
  Proceeds from sale of shares .........      7,063,300      11,541,278      9,149,341     41,228,629            ---     17,036,988
  Dividends reinvested .................            ---             ---            ---            ---            ---            ---
  Shares redeemed ......................     (4,390,811)     (5,417,338)    (8,613,310)    (9,875,208)           ---     (7,463,955)
                                          -------------   -------------  -------------  -------------  -------------  -------------
    Net increase from capital share
      transactions .....................      2,672,489       6,123,940        536,031     31,353,421            ---      9,573,033
                                          -------------   -------------  -------------  -------------  -------------  -------------
      Total increase in net assets .....      3,064,867       9,283,633      3,083,786     42,710,325        165,048     16,582,553

NET ASSETS:
  Beginning of period ..................     12,719,895      38,395,923     23,344,578     62,377,062      2,665,105     57,496,715
                                          -------------   -------------  -------------  -------------  -------------  -------------
  End of period ........................    $15,784,762     $47,679,556    $26,428,364   $105,087,387     $2,830,153    $74,079,268
                                          =============   =============  =============  =============  =============  =============
  Undistributed net investment income at
    end of period ......................    $   690,287     $ 1,399,176    $   756,098   $  2,024,650     $  204,813    $   294,141
                                          =============   =============  =============  =============  =============  =============

(a) Shares issued and redeemed
      Shares sold ......................        657,534         937,936        725,455      2,767,321            ---        864,896
      Dividends reinvested .............            ---             ---            ---            ---            ---            ---
      Shares redeemed ..................       (405,696)       (440,818)      (698,446)      (665,211)           ---       (379,866)
                                          -------------   -------------  -------------  -------------  -------------  -------------
        Net increase ...................        251,838         497,118         27,009      2,102,110            ---        485,030
                                          =============   =============  =============  =============  =============  =============

                            See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996


                                                            SERIES B       SERIES C       SERIES D       SERIES E        SERIES J
                                            SERIES A        (GROWTH-        (MONEY       (WORLDWIDE     (HIGH GRADE     (EMERGING
                                            (GROWTH)         INCOME)        MARKET)        EQUITY)        INCOME)         GROWTH
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income ................   $  5,466,761    $ 22,733,680   $  6,921,208   $  1,588,321   $  8,664,351   $   (270,043)
  Net realized gain (loss) .............     51,089,074      57,472,747            ---     18,196,752     (2,164,110)     5,574,826
  Unrealized appreciation (depreciation)
    during the period ..................     62,940,793      65,772,214        (41,770)    13,347,522     (7,551,691)    16,151,675
                                          -------------   -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net
      assets resulting from operations      119,496,628     145,978,641      6,879,438     33,132,595     (1,051,450)    21,456,458

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ................     (4,858,702)    (18,421,256)    (5,014,558)    (6,982,410)    (7,686,321)      (236,747)
  Net realized gain ....................    (30,078,874)    (89,075,535)           ---     (6,588,531)           ---     (5,477,835)
                                          -------------   -------------  -------------  -------------  -------------  -------------
    Total distributions to shareholders     (34,937,576)   (107,496,791)    (5,014,558)   (13,570,941)    (7,686,321)    (5,714,582)

CAPITAL SHARE TRANSACTIONS (A):
  Proceeds from sale of shares .........    272,735,836     195,756,138    300,770,030     95,984,267     71,870,139     93,417,694
  Dividends reinvested .................     34,937,576     107,496,791      5,014,558     13,570,941      7,686,321      5,714,582
  Shares redeemed ......................   (197,533,006)   (180,261,174)  (284,413,035)   (59,872,380)   (62,429,363)   (59,832,305)
                                          -------------   -------------  -------------  -------------  -------------  -------------
    Net increase from capital share
      transactions .....................    110,140,406     122,991,755     21,371,553     49,682,828     17,127,097     39,299,971
                                          -------------   -------------  -------------  -------------  -------------  -------------
      Total increase in net assets .....    194,699,458     161,473,605     23,236,433     69,244,482      8,389,326     55,041,847

NET ASSETS:
  Beginning of year ....................    519,891,100     795,112,702    105,435,680    177,781,099    125,651,785     93,379,441
                                          -------------   -------------  -------------  -------------  -------------  -------------
  End of year ..........................   $714,590,558    $956,586,307   $128,672,113   $247,025,581   $134,041,111   $148,421,288
                                          =============   =============  =============  =============  =============  =============
  Undistributed net investment
    income at end of year ..............   $  5,364,046    $ 22,620,615   $  6,760,908   $  5,665,264   $  8,629,443   $    541,285
                                          =============   =============  =============  =============  =============  =============
    (a) Shares issued and redeemed
          Shares sold ..................     11,815,669       5,479,920     23,991,955     15,951,967      5,820,235      5,392,420
          Dividends reinvested .........      1,535,718       3,174,743        405,053      2,280,830        649,731        316,597
          Shares redeemed ..............     (8,682,010)     (5,055,630)   (22,692,246)    (9,930,879)    (5,068,479)    (3,388,952)
                                          -------------   -------------  -------------  -------------  -------------  -------------
            Net increase ...............      4,669,377       3,599,033      1,704,762      8,301,918      1,401,487      2,320,065
                                          =============   =============  =============  =============  =============  =============

                            See accompanying notes.

FOR THE YEAR ENDED DECEMBER 31, 1996


                                            SERIES K        SERIES M       SERIES N
                                            (GLOBAL       (SPECIALIZED     (MANAGED       SERIES O       SERIES P        SERIES S
                                           AGGRESSIVE        ASSET           ASSET        (EQUITY         (HIGH          (SOCIAL
                                             BOND)         ALLOCATION)    ALLOCATION)      INCOME)        YIELD)        AWARENESS)
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss) .........    $   995,530     $   785,362    $   467,411    $ 1,031,187     $   85,799    $   142,884
  Net realized gain ....................         34,262       1,112,952        290,614      1,435,648         17,075      3,818,240
  Unrealized appreciation during the
    period .............................        236,546       1,834,039      1,466,480      4,978,876         62,231      3,541,342
                                          -------------   -------------  -------------  -------------  -------------  -------------
    Net increase in net assets resulting
      from operations ..................      1,266,338       3,732,353      2,224,505      7,445,711        165,105      7,502,466

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ................       (844,106)       (332,910)      (112,833)      (108,567)           ---       (217,556)
  Net realized gain ....................       (141,415)       (154,426)       (22,914)        (7,238)           ---     (1,127,096)
                                          -------------   -------------  -------------  -------------  -------------  -------------
    Total distribution to shareholders .       (985,521)       (487,336)      (135,747)      (115,805)           ---     (1,344,652)

CAPITAL SHARE TRANSACTIONS (A):
  Proceeds from sale of shares .........     10,501,775      27,932,031     14,703,728     54,553,040      2,500,000     20,989,370
  Dividends reinvested .................        985,521         487,336        135,747        115,805            ---      1,344,652
  Shares redeemed ......................     (4,726,579)     (9,244,884)    (4,163,794)   (13,149,311)           ---     (7,825,379)
                                          -------------   -------------  -------------  -------------  -------------  -------------
    Net increase from capital share
      transactions .....................      6,760,717      19,174,483     10,675,681     41,519,534      2,500,000     14,508,643
                                          -------------   -------------  -------------  -------------  -------------  -------------
      Total increase in net assets .....      7,041,534      22,419,500     12,764,439     48,849,440      2,665,105     20,666,457

NET ASSETS:
  Beginning of year ....................      5,678,361      15,976,423     10,580,139     13,527,622            ---     36,830,258
                                          -------------   -------------  -------------  -------------  -------------  -------------
  End of year ..........................    $12,719,895     $38,395,923    $23,344,578    $62,377,062     $2,665,105    $57,496,715
                                          =============   =============  =============  =============  =============  =============

  Undistributed net investment income at
    end of year ........................    $       ---     $   925,207    $   455,499    $ 1,028,253     $   85,799    $   138,079
                                          =============   =============  =============  =============  =============  =============
    (a) Shares issued and redeemed
          Shares sold ..................        968,131       2,471,114      1,317,755      4,318,273        166,667      1,144,145
          Dividends reinvested .........         91,933          42,899         12,013          8,922            ---         70,585
          Shares redeemed ..............       (429,302)       (818,625)      (372,924)    (1,032,400)           ---       (435,648)
                                          -------------   -------------  -------------  -------------  -------------  -------------
            Net increase ...............        630,762       1,695,388        956,844      3,294,795        166,667        779,082
                                          =============   =============  =============  =============  =============  =============

FINANCIAL HIGHLIGHTS


SERIES A (GROWTH)                                                    FISCAL PERIOD ENDED DECEMBER 31
                                      ---------------------------------------------------------------------------------------------
                                       1997(F)(H)        1996(F)         1995(F)          1994            1993            1992
                                      -------------   -------------   -------------   -------------   -------------   -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD          $24.31          $21.03          $16.00          $19.82          $18.33          $17.26

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ..............          0.090           0.180           0.180           0.200           0.390           0.230
Net Gain (Loss) on Securities
  (realized and unrealized) ........          3.990           4.495           5.648          (0.442)          2.076           1.615
                                      -------------   -------------   -------------   -------------   -------------   -------------
Total from investment operations ...          4.080           4.675           5.828          (0.242)          2.466           1.845

LESS DISTRIBUTIONS
Dividends (from Net Investment
  Income) ..........................            ---          (0.194)         (0.153)         (0.380)         (0.224)         (0.242)
Distributions (from Capital Gains) .            ---          (1.201)         (0.645)         (3.198)         (0.752)         (0.533)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Total Distributions ..............            ---          (1.395)         (0.798)         (3.578)         (0.976)         (0.775)
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSET VALUE END OF PERIOD ......         $28.39          $24.31          $21.03          $16.00          $19.82          $18.33
                                      =============   =============   =============   =============   =============   =============
TOTAL RETURN (C) ...................          16.8%           22.7%           36.8%           (1.7%)          13.7%           11.1%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)       $841,910        $714,591        $519,891        $332,288        $317,407        $296,548
Ratio of Expenses to Average Net
  Assets ...........................          0.81%           0.83%           0.83%           0.84%           0.86%           0.86%
Ratio of Net Income (Loss) to
  Average Net Assets ...............          0.71%           0.90%           1.13%           1.13%           2.01%           1.46%
Portfolio Turnover Rate ............            69%             57%             83%             90%            108%             77%
Average Commission Paid Per Equity
  Share Traded .....................        $0.0600         $0.0598             N/A             N/A             N/A             N/A

------------------------------------------------------------------------------------------------------------------------------------

SERIES B (GROWTH & INCOME)                                           FISCAL PERIOD ENDED DECEMBER 31
                                      ---------------------------------------------------------------------------------------------
                                       1997(F)(H)        1996(F)         1995(F)          1994            1993            1992
                                      -------------   -------------   -------------   -------------   -------------   -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD          $35.40          $33.95          $26.54          $29.73          $27.76          $26.85

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ..............          0.410           0.830           0.790           0.510           0.640           0.650
Net Gain (Loss) on Securities
  (realized and unrealized) ........          5.060           5.160           7.160           (1.34)          2.009           0.999
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Total from investment operations .          5.470           5.990           7.950          (0.830)          2.649           1.649

LESS DISTRIBUTIONS
Dividends (from Net Investment
  Income) ..........................            ---          (0.778)         (0.540)         (0.680)         (0.679)         (0.583)
Distributions (from Capital Gains) .            ---          (3.762)            ---          (1.680)            ---          (0.156)
                                      -------------   -------------   -------------   -------------   -------------   -------------
   Total Distributions .............            ---          (4.540)         (0.540)         (2.360)         (0.679)         (0.739)
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSET VALUE END OF PERIOD ......         $40.87          $35.40          $33.95          $26.54          $29.73          $27.76
                                      =============   =============   =============   =============   =============   =============

TOTAL RETURN (C) ...................          15.5%           18.3%           30.1%           (3.0%)           9.6%            6.3%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)     $1,097,414        $956,586        $795,113        $595,154        $583,599        $467,208
Ratio of Expenses to Average Net
  Assets ...........................          0.83%           0.84%           0.83%           0.84%           0.86%           0.86%
Ratio of Net Income (Loss) to
  Average Net Assets ...............          2.19%           2.56%           2.70%           2.07%           2.63%           3.22%
Portfolio Turnover Rate ............            54%             58%             94%             43%             95%             56%
Average Commission Paid Per Equity
  Share Traded .....................         $.0600         $0.0602             N/A             N/A             N/A             N/A

SERIES C (MONEY MARKET)                                              FISCAL PERIOD ENDED DECEMBER 31
                                      ---------------------------------------------------------------------------------------------
                                      1997(E)(F)(H)    1996(A)(F)        1995(F)          1994            1993            1992
                                      -------------   -------------   -------------   -------------   -------------   -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD          $12.56          $12.34          $12.27          $12.09          $12.21          $12.52

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ..............          0.316           0.610           0.740           0.410           0.290           0.430
Net Gain (Loss) on Securities
  (realized and unrealized) ........          0.004           0.010          (0.085)          0.035           0.027          (0.030)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Total from investment operations .          0.320           0.620           0.655           0.445           0.317           0.400

LESS DISTRIBUTIONS
Dividends (from Net Investment
  Income) ..........................            ---          (0.400)         (0.585)         (0.265)         (0.437)         (0.710)
Distributions (from Capital Gains) .            ---             ---             ---             ---             ---             ---
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Total Distributions ..............            ---          (0.400)         (0.585)         (0.265)         (0.437)         (0.710)
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSET VALUE END OF PERIOD ......         $12.88          $12.56          $12.34          $12.27          $12.09          $12.21
                                      =============   =============   =============   =============   =============   =============

TOTAL RETURN (C) ...................           2.5%            5.1%            5.4%            3.7%            2.6%            3.2%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)       $138,376        $128,672        $105,436        $118,668         $99,092         $87,246
Ratio of Expenses to Average Net
  Assets ...........................          0.58%           0.58%           0.60%           0.61%           0.61%           0.61%
Ratio of Net Income (Loss) to
  Average Net Assets ...............          5.00%           4.89%           5.27%           3.70%           2.65%           3.19%
Portfolio Turnover Rate ............            ---             ---             ---             ---             ---             ---
Average Commission Paid Per Equity
  Share Traded .....................            N/A             N/A             N/A             N/A             N/A             N/A

------------------------------------------------------------------------------------------------------------------------------------

SERIES D (WORLDWIDE EQUITY)                                          FISCAL PERIOD ENDED DECEMBER 31
                                      ---------------------------------------------------------------------------------------------
                                         1997(H)          1996            1995           1994(A)         1993(A)         1992(A)
                                      -------------   -------------   -------------   -------------   -------------   -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD           $6.14           $5.56           $5.07           $4.94           $3.76           $3.91

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ..............          0.040           0.030           0.050           0.020           0.020           0.020
Net Gain (Loss) on Securities
  (realized and unrealized) ........          0.740           0.930          0.4989           0.115           1.166         (0.1220)
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Total from investment operations .          0.780           0.960          0.5489           0.135           1.186         (0.1020)

LESS DISTRIBUTIONS
Dividends (from Net Investment
  Income) ..........................            ---          (0.200)        (0.0009)         (0.005)        (0.0060)        (0.0480)
Distributions (from Capital Gains)              ---          (0.180)        (0.0580)            ---             ---             ---
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Total Distributions ..............            ---          (0.380)        (0.0589)         (0.005)        (0.0060)        (0.0480)
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSET VALUE END OF PERIOD ......          $6.92           $6.14           $5.56           $5.07           $4.94           $3.76
                                      =============   =============   =============   =============   =============   =============

TOTAL RETURN (C) ...................          12.7%           17.5%           10.9%            2.7%           31.6%           (2.6%)

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)       $303,379        $247,026        $177,781        $147,033         $98,252         $25,183
Ratio of Expenses to Average Net
  Assets ...........................          1.24%           1.30%           1.31%           1.34%           1.42%           1.62%
Ratio of Net Income (Loss) to
  Average Net Assets ...............          1.50%           0.74%           0.90%           0.50%           0.38%           0.50%
Portfolio Turnover Rate ............           141%            115%            169%             82%             70%             81%
Average Commission Paid Per Equity
  Share Traded .....................        $0.0100         $0.0276             N/A             N/A             N/A             N/A

SERIES E (HIGH GRADE INCOME)                                         FISCAL PERIOD ENDED DECEMBER 31
                                      ---------------------------------------------------------------------------------------------
                                       1997(F)(H)        1996(F)         1995(F)          1994            1993            1992
                                      -------------   -------------   -------------   -------------   -------------   -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD          $12.00          $12.86          $11.52          $13.78          $13.02          $12.82

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ..............          0.550           0.750           0.740           0.760           0.640           0.780
Net Gain (Loss) on Securities
  (realized and unrealized) ........         (0.220)         (0.853)          1.360          (1.713)          1.020           0.168
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Total from investment operations .          0.330          (0.103)          2.100          (0.953)          1.660           0.948

LESS DISTRIBUTIONS
Dividends (from Net Investment
  Income) ..........................            ---          (0.757)         (0.760)         (0.690)         (0.790)         (0.748)
Distributions (from Capital Gains) .            ---             ---             ---          (0.617)         (0.110)            ---
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Total Distributions ..............            ---          (0.757)         (0.760)         (1.307)         (0.900)         (0.748)
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSET VALUE END OF PERIOD ......         $12.33          $12.00          $12.86          $11.52          $13.78          $13.02
                                      =============   =============   =============   =============   =============   =============

TOTAL RETURN (C) ...................           2.8%           (0.7%)          18.6%            6.9%           12.6%            7.4%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)       $119,934        $134,041        $125,652        $107,078        $112,900         $81,440
Ratio of Expenses to Average Net
  Assets ...........................          0.83%           0.83%           0.85%           0.85%           0.86%           0.86%
Ratio of Net Income (Loss) to
  Average Net Assets ...............          6.90%           6.77%           6.60%           6.74%           6.21%           7.41%
Portfolio Turnover Rate ............           151%            232%            180%            185%            151%             76%
Average Commission Paid Per Equity
  Share Traded .....................            N/A             N/A             N/A             N/A             N/A             N/A

------------------------------------------------------------------------------------------------------------------------------------

SERIES J (EMERGING GROWTH)                                           FISCAL PERIOD ENDED DECEMBER 31
                                      ---------------------------------------------------------------------------------------------
                                       1997(F)(H)        1996(F)         1995(F)          1994            1993           1992(B)
                                      -------------   -------------   -------------   -------------   -------------   -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD          $18.25          $16.06          $13.44          $14.17          $12.47          $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ..............         (0.020)         (0.040)          0.040          (0.010)         (0.010)          0.010
Net Gain (Loss) on Securities
  (realized and unrealized) ........          1.110           2.930           2.580          (0.713)          1.711           2.460
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Total from investment operations .          1.090           2.890           2.620          (0.723)          1.701           2.470

LESS DISTRIBUTIONS
Dividends (from Net Investment
  Income) ..........................            ---          (0.029)            ---             ---          (0.001)            ---
Distributions (from Capital Gains) .            ---          (0.671)            ---          (0.007)            ---             ---
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Total Distributions ..............            ---          (0.700)            ---          (0.007)         (0.001)            ---
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSET VALUE END OF PERIOD .....          $19.34          $18.25          $16.06          $13.44          $14.17          $12.47
                                      =============   =============   =============   =============   =============   =============

TOTAL RETURN (C) ...................           6.0%           18.0%           19.5%           (5.1%)          13.6%           24.7%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)       $202,220        $148,421         $93,379         $76,940         $42,096          $7,113
Ratio of Expenses to Average Net
  Assets ...........................          0.82%           0.84%           0.84%           0.88%           0.91%           1.06%
Ratio of Net Income (Loss) to
  Average Net Assets ...............         (0.05%)         (0.21%)          0.26%          (0.11%)         (0.14%)          0.22%
Portfolio Turnover Rate ............            79%            123%            202%             91%            117%              4%
Average Commission Paid Per Equity
  Share Traded .....................        $0.0600         $0.0601             N/A             N/A             N/A             N/A

SERIES K (GLOBAL AGGRESSIVE)                 FISCAL PERIOD ENDED DECEMBER 31
                                      ---------------------------------------------
                                       1997(E)(H)        1996(E)      1995(A)(D)(E)
                                      -------------   -------------   -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD          $10.72          $10.22           10.00

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ..............          0.480           0.900           0.540
Net Gain (Loss) on Securities
  (realized and unrealized) ........         (0.220)          0.500           0.220
                                      -------------   -------------   -------------
  Total from investment operations .          0.260           1.400           0.760

LESS DISTRIBUTIONS
Dividends (from Net Investment
  Income) ..........................            ---          (0.770)         (0.466)
Distributions (from Capital Gains) .            ---          (0.130)         (0.044)
Return of Capital ..................            ---             ---          (0.030)
                                      -------------   -------------   -------------
  Total Distributions ..............            ---          (0.900)         (0.540)
                                      -------------   -------------   -------------
NET ASSET VALUE END OF PERIOD ......         $10.98          $10.72          $10.22
                                      =============   =============   =============

TOTAL RETURN (C) ...................           2.4%           13.7%            7.6%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)        $15,785         $12,720          $5,678
Ratio of Expenses to Average Net
  Assets ...........................           .60%           0.84%           1.63%
Ratio of Net Income (Loss) to
  Average Net Assets ...............          9.56%          10.79%          11.03%
Portfolio Turnover Rate ............           107%             86%            127%
Average Commission Paid Per Equity
  Share Traded .....................            N/A             N/A             N/A

------------------------------------------------------------------------------------------------------------------------------------

SERIES M (SPECIALIZED ASSET ALLOCATION)      FISCAL PERIOD ENDED DECEMBER 31
                                      ---------------------------------------------
                                         1997(H)          1996         1995(A)(D)
                                      -------------   -------------   -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD          $12.05          $10.71          $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ..............          0.090           0.150           0.169
Net Gain (Loss) on Securities
  (realized and unrealized) ........          0.800           1.364           0.541
                                      -------------   -------------   -------------
Total from investment operations ...          0.890           1.514           0.710

LESS DISTRIBUTIONS
Dividends (from Net Investment
  Income) ..........................            ---          (0.119)            ---
Distributions (from Capital Gains) .            ---          (0.055)            ---
                                      -------------   -------------   -------------
  Total Distributions ..............            ---          (0.174)            ---
                                      -------------   -------------   -------------
NET ASSET VALUE END OF PERIOD ......         $12.94          $12.05          $10.71
                                      =============   =============   =============

TOTAL RETURN (C) ...................           7.4%           14.2%            7.1%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)        $47,680         $38,396         $15,976
Ratio of Expenses to Average Net
  Assets ...........................          1.27%           1.34%           1.94%
Ratio of Net Income (Loss) to
  Average Net Assets ...............          2.23%           2.73%           3.20%
Portfolio Turnover Rate ............           123%             40%            181%
Average Commission Paid Per Equity
  Share Traded .....................        $0.0452         $0.0266             N/A

SERIES N (MANAGED ASSET ALLOCATION)          FISCAL PERIOD ENDED DECEMBER 31
                                      ---------------------------------------------
                                         1997(H)          1996         1995(A)(D)
                                      -------------   -------------   -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD          $12.02          $10.73          $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ..............          0.150           0.193           0.156
Net Gain (Loss) on Securities
  (realized and unrealized) ........          1.250           1.175           0.574
                                      -------------   -------------   -------------
Total from investment operations ...          1.400           1.368           0.730

LESS DISTRIBUTIONS
Dividends (from Net Investment
  Income) ..........................            ---          (0.065)            ---
Distributions (from Capital Gains) .            ---          (0.013)            ---
                                      -------------   -------------   -------------
  Total Distributions ..............            ---          (0.078)            ---
                                      -------------   -------------   -------------
NET ASSET VALUE END OF PERIOD ......         $13.42          $12.02          $10.73
                                      =============   =============   =============

TOTAL RETURN (C) ...................          11.7%           12.8%            7.3%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)        $26,428         $23,345         $10,580
Ratio of Expenses to Average Net
  Assets ...........................          1.47%           1.45%           1.90%
Ratio of Net Income (Loss) to
  Average Net Assets ...............          2.77%           2.67%           2.80%
Portfolio Turnover Rate ............            64%             41%             26%
Average Commission Paid Per Equity
  Share Traded .....................        $0.0296         $0.0393             N/A

------------------------------------------------------------------------------------------------------------------------------------

SERIES O (EQUITY INCOME)                     FISCAL PERIOD ENDED DECEMBER 31
                                      ---------------------------------------------
                                         1997(H)          1996         1995(A)(D)
                                      -------------   -------------   -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD          $14.01          $11.70          $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ..............           .080           0.169           0.166
Net Gain (Loss) on Securities
  (realized and unrealized) ........          1.950           2.173           1.534
                                      -------------   -------------   -------------
Total from investment operations ...          2.030           2.342           1.700

LESS DISTRIBUTIONS
Dividends (from Net Investment
  Income) ..........................            ---          (0.030)            ---
Distributions (from Capital Gains) .            ---          (0.002)            ---
                                      -------------   -------------   -------------
  Total Distributions ..............            ---          (0.032)            ---
                                      -------------   -------------   -------------
NET ASSET VALUE END OF PERIOD ......         $16.04          $14.01          $11.70
                                      =============   =============   =============

TOTAL RETURN (C) ...................          14.5%           20.0%           17.0%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)       $105,087         $62,377         $13,528
Ratio of Expenses to Average Net
  Assets ...........................          1.09%           1.15%           1.40%
Ratio of Net Income (Loss) to
  Average Net Assets ...............          2.49%           2.62%           3.00%
Portfolio Turnover Rate ............            49%             22%              3%
Average Commission Paid Per Equity
  Share Traded .....................        $0.0314         $0.0385             N/A

                                           FISCAL PERIOD ENDED
SERIES P (HIGH YIELD)                          DECEMBER 31
                                      -----------------------------
                                         1997(H)         1996(G)
                                      -------------   -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD          $15.99          $15.00

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ..............          0.714           0.510
Net Gain (Loss) on Securities
  (realized and unrealized) ........          0.276           0.480
                                      -------------   -------------
  Total from investment operations .          0.990           0.990

LESS DISTRIBUTIONS
Dividends (from Net Investment
  Income) ..........................            ---             ---
Distributions (from Capital Gains) .            ---             ---
                                      -------------   -------------
  Total Distributions ..............            ---             ---
                                      -------------   -------------
NET ASSET VALUE END OF PERIOD ......         $16.98          $15.99
                                      =============   =============

TOTAL RETURN (C) ...................           6.2%            6.6%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)         $2,830          $2,665
Ratio of Expenses to Average Net
  Assets ...........................          0.29%           0.28%
Ratio of Net Income (Loss) to
  Average Net Assets ...............          8.78%           8.24%
Portfolio Turnover Rate ............            59%            151%
Average Commission Paid Per Equity
  Share Traded .....................            N/A             N/A

------------------------------------------------------------------------------------------------------------------------------------

SERIES S (SOCIAL AWARENESS)                                          FISCAL PERIOD ENDED DECEMBER 31
                                      ---------------------------------------------------------------------------------------------
                                      1997(F)(C)(H)      1996(F)         1995(F)          1994            1993           1992(A)
                                      -------------   -------------   -------------   -------------   -------------   -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD          $19.08          $16.49          $12.97          $13.69          $12.25          $10.55

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ..............          0.100           0.030           0.090           0.080           0.020           0.030
Net Gain (Loss) on Securities
  (realized and unrealized) ........          2.000           3.073           3.507          (0.595)          1.432           1.691
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Total from investment operations .          2.100           3.103           3.597          (0.515)          1.452           1.721

LESS DISTRIBUTIONS
Dividends (from Net Investment
  Income) ..........................            ---          (0.083)         (0.077)         (0.020)         (0.012)         (0.021)
Distributions (from Capital Gains) .            ---          (0.430)            ---          (0.185)            ---             ---
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Total Distributions ..............            ---          (0.513)         (0.077)         (0.205)         (0.012)         (0.021)
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSET VALUE END OF PERIOD ......         $21.18          $19.08          $16.49          $12.97          $13.69          $12.25
                                      =============   =============   =============   =============   =============   =============

TOTAL RETURN (C) ...................          11.0%           18.8%           27.7%           (3.7%)          11.9%           16.4%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)        $74,079         $57,497         $36,830         $24,539         $19,490          $9,653
Ratio of Expenses to Average Net
  Assets ...........................          0.82%           0.84%           0.86%           0.90%           0.90%           0.92%
Ratio of Net Income (Loss) to
  Average Net Assets ...............          0.48%           0.30%           0.75%           0.75%           0.23%           0.24%
Portfolio Turnover Rate ............            57%             67%            122%             67%            105%            110%
Average Commission Paid Per Equity
  Share Traded .....................        $0.0600         $0.0602             N/A             N/A             N/A             N/A

(a) Net investment income per share has been calculated using the weighted monthly average number of capital shares outstanding.

(b) Series J was initially capitalized on October 1, 1992, with a net asset value of $10.00 per share. Percentage amounts for the period have been annualized, except for total return.

(c) Total return does not take into account any charges paid at the time of purchase.

(d) Series K, M, N and O were initially capitalized on June 1, 1995 with net asset values of $10.00 per share. Percentage amounts for the period have been annualized, except for total return.

(e) Fund expenses for Series K and P were reduced by the Investment Manager during the period. Expense ratios absent such reimbursement would have been as follows:

                                 1995    1996    1997
                                 ----    ----    ----

                      Series K   2.03%   1.59%   1.35%
                      Series P    ---    1.11%   1.25%

(f) Expense ratios were calculated without the reduction for custodian fees earnings credits beginning February 1, 1995. Expense ratios with such reductions would have been as follows:

                                  1995    1996    1997
                                  ----    ----    ----

                      Series A    0.83%   0.83%   0.81%
                      Series B    0.83%   0.84%   0.83%
                      Series C    0.60%   0.58%   0.58%
                      Series E    0.85%   0.83%   0.83%
                      Series J    0.83%   0.84%   0.82%
                      Series S    0.84%   0.84%   0.82%

(g) Series P was initially capitalized on August 5, 1996, with a net asset value of $15 per share. Percentage amounts for the period have been annualized, except for total return.

(h) Unaudited figures for the six months ended June 30, 1997. Percentage amounts for the period, except total return, have been annualized.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997
(UNAUDITED)


     1. SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company of the series type. Each series, in effect, represents a separate fund. The Fund is required to account for the assets of each series separately and to allocate general liabilities of the Fund to each series based upon the net asset value of each series. Shares of the Fund will be sold only to Security Benefit Life Insurance Company (SBL) separate accounts. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     A. SECURITIES VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. Securities listed or traded on a recognized securities exchange are valued on the basis of the last sales price. If there are no sales on a particular day, then the securities are valued at the last bid price. If a security is traded on multiple exchanges, its value will be based on the price from the principal exchange where it is traded. All other securities for which market quotations are available are valued on the basis of the current bid price. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securit ies purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investment in foreign securities may involve risks not present in domestic investments. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

     B. FOREIGN CURRENCY TRANSACTIONS - The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

     Series D, M, N and O do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctutation arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Series K isolates their portion of the results of operations resulting from foreign exchange rates on investment from the fluctuation arising from changes in the market prices of securities held.

     Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales of foreign currencies, and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of portfolio securities and other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

     C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Series D, K, M, N and O may enter into forward foreign exchange contracts in connection with foreign currency risk from purchase or sale of securities denominated in foreign currency. These Series may also enter into such contracts to manage changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are settled and are reflected in the Statement of Operations. These contracts involve market risk in excess of the amount reflected in the Balance Sheet. The face or contract amount in U.S. dollars reflects the total exposure the Series have in that particular currency contract. Losses may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

     D. FUTURES - The Fund may utilize futures contracts to a limited extent, with the objectives of maintaining full exposure to the underlying stock markets, enhancing returns, maintaining liquidity, and minimizing transaction costs. Series Jand M may purchase futures contracts to immediately position incoming cash in the market, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. Returns may be enhanced by purchasing futures contracts instead of the underlying securitites when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the indices and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Series is required to deposit either cash or liquid securities, representing the initial margin, equal to a certain percentage of the contract value. Subsequent changes in the value of the contract, or variation margin, are recorded as unrealized gains or losses. The variation margin is paid or received in cash daily by the Series. The Series realizes a gain or loss when the contract is closed or expires. There were no futures contracts held by the Fund at June 30, 1997.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997
(UNAUDITED)


     E. OPTIONS WRITTEN - The Fund may purchase put and call options and write such options on a covered basis on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the holder the right to purchase or sell respectively, (and the writer the obligation to sell or purchase) a security at a specified price, on or until a certain date. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the Series and the price of the option, the possibility of an illiquid market, and the inability of the counter-party to meet the terms of the contract.

     The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized. Series K wrote covered call options during 1997 and received $92,746 in premiums.

     F. SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are reported on an identified cost basis. Dividend income less foreign taxes withheld (if any) are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Premium and discounts (except original issue discounts) on debt securities are not amortized, except for Series K, which does amortize premiums and discounts on debt securities.

     G. DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences are primarily due to differing treatments for expiration of net operating losses and recharacterization of foreign currency gains and losses.

     H. TAXES - The Fund complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributed all of its taxable net income and net realized gains sufficient to relieve it from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

     I. EARNINGS CREDITS - Under the fee schedule with the custodian, the Fund earns credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations do not reflect the reduction in expense from the related earnings credits.

     2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Management fees are payable to Security Management Company, LLC (SMC) (the Investment Manager) under an investment advisory contract at an annual rate of
 .50% of the average daily net assets for Series C, .75% for Series A, B, E, J, K, P and S and 1.00% for Series D, M, N and O. SMC pays Lexington Management Corporation (LMC), an amount equal to .50% of the average daily net assets of Series D and .35% of the average net assets for Series K, for management services. SMC has agreed to waive all of the manageme nt fees for Series P through December 31, 1997. SMC & LMC have agreed to waive all of the management fees for Series K through December 31, 1997. The Investment Manager pays T. Rowe Price Associates, Inc. an annual fee equal to .50% of the first $50,000,000 of average net assets of Series N and .40% of the average net assets of Series N in excess of $50,000,000 for management services provided to that Series. The Investment Manager pays T. Rowe Price Associates, Inc. an annual fee equal to
 .50% of the first $20,000,000 of average net assets of Series O and .40% of the average assets in excess of $20,000,000 for management services provided to Series O. The Investment Manager pays Templeton Franklin Investment Services, Inc., for research provided to Series M, an annual fee equal to .30% of the first $50,000,000 of the average net assets of Series M invested in equity securities and .25% of the average net assets invested in equity securities in excess of $50,000,000. The Investment Manager also pays Meridian Investment Management Corporation, for research provided to Series M, an annual fee equal to .20% of the average net assets of that Series.

     On August 1, 1997, shareholders of Series M voted to approve a new subadvisory agreement with Meridian Investment Management Corporation, which replaced all existing subadvisory agreements. Under this agreement, Meridian furnishes investment advisory, statistical and research facilities, supervises and arranges for the purchase and sale of securities on behalf of Series M. This new contract was effective August 1, 1997.

     The investment advisory contract provides that the total annual expenses of each Series (including management fees, but excluding interest, taxes, brokerage commissions and extraordinary expenses) will not exceed the level of expenses which the Series is permitted to bear under the most restrictive expense limitation imposed by any state in which shares of the Fund are then offered for sale. For the period ended June 30, 1997, SMCagreed to limit the total expenses for Series K, M and P to an annual rate of 2% of the average daily net asset value of each respective Series.

     The Fund has entered into a contract with SMC for transfer agent services and administrative services which SMC provides to the Fund. The charges paid by the Fund under the contract for transfer agent services are insignificant. The administrative services provided by SMC principally include all fund and portfolio accounting and regulatory filings. For providing these services, SMC receives a fee at the annual rate of .045% of the average daily net assets of the Fund, plus the greater of .10% of the aver age net assets of Series D or $60,000, and with respect to Series K, M, and N, an annual fee equal to the greater of .10% of each Series average net assets or (i) $45,000 in the year ending April 29, 1997, and (ii) $60,000 thereafter. SMC has arranged for LMC to provide certain administrative services relating to Series D, including performing certain accounting and pricing functions. LMC is compensated directly by SMC for providing these services.

     Certain officers and directors of the Fund are also officers and/or directors of SBL and its subsidiaries, which include SMC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997
(UNAUDITED)


     3. FEDERAL INCOME TAX MATTERS

     The amounts of unrealized appreciation (depreciation) for income tax purposes at June 30, 1997, for all securities and foreign currency holdings (including foreign currency receivables and payables) were as follows:


                       SERIES A         SERIES B          SERIES C           SERIES D             SERIES E             SERIES J
                       (Growth)      (Growth Income)   (Money Market)   (Worldwide Equity)   (High Grade Income)   (Emerging Growth)
                     ---------------------------------------------------------------------------------------------------------------
Gross unrealized
  appreciation ....  $276,241,681    $316,598,930         $  9,830         $43,673,349           $1,141,852           $41,953,529

Gross unrealized
  depreciation ....    (1,783,589)     (1,837,581)         (19,499)         (5,902,933)            (760,667)           (1,414,684)
                      -----------     -----------          -------          ----------            ---------            ----------
Net unrealized
  appreciation
  (depreciation) ..  $274,458,092    $314,761,349         $ (9,669)        $37,770,416           $  381,185           $40,538,845
                      ===========     ===========          =======          ==========            =========            ==========


                                                SERIES M           SERIES N
                          SERIES K         (Specialized Asset   (Managed Asset      SHARES O         SERIES P          SERIES S
                     (Global Aggressive)      Allocation)        Allocation)     (Equity Income)   (High Yield)   (Social Awareness)
                     ---------------------------------------------------------------------------------------------------------------
Gross unrealized
  appreciation ......     $ 556,027           $ 3,280,438        $3,925,902       $14,352,578        $96,263         $16,863,851

Gross unrealized
  depreciation ......      (644,021)           (1,102,121)         (272,496)         (697,451)        (2,244)           (462,461)
                           --------            ----------         ---------        ----------         ------          ----------
Net unrealized
  appreciation
  (depreciation) ....     $ (87,994)          $ 2,178,317        $3,653,406       $13,655,127        $94,019         $16,401,390
                           ========            ==========         =========        ==========         ======          ==========


     4. INVESTMENT TRANSACTIONS

     Investment transactions for the period ended June 30, 1997, (excluding overnight investments and short-term debt securities) are as follows:


                       SERIES A         SERIES B            SERIES D             SERIES E             SERIES J
                       (Growth)      (Growth Income)   (Worldwide Equity)   (High Grade Income)   (Emerging Growth)
------------------------------------------------------------------------------------------------------------------------------------
Purchases            $282,476,088     $286,304,738        $195,963,609          $84,001,822          $97,532,630
Proceeds from sales  $246,217,231     $254,464,606        $177,947,821          $89,772,434          $55,724,439


                                                SERIES M           SERIES N
                          SERIES K         (Specialized Asset   (Managed Asset      SHARES O         SERIES P          SERIES S
                     (Global Aggressive)      Allocation)        Allocation)     (Equity Income)   (High Yield)   (Social Awareness)
------------------------------------------------------------------------------------------------------------------------------------
Purchases                $11,520,812          $21,464,770         $5,783,930       $33,756,480      $1,056,557       $26,139,369
Proceeds from sales      $ 7,075,401          $20,747,453         $5,918,096       $ 8,519,182      $  729,338       $16,545,986


     5. FORWARD FOREIGN EXCHANGE CONTRACTS

     At June  30,  1997,  Series D & Series  K had the  following  open  forward
foreign  exchange  contracts  to  sell  currency   (excluding  foreign  currency
contracts used for purchase and sale settlements):


             Currency               Settlement Date     Contract Amount     Contract Rate     Current Rate     Unrealized Gain

Series D     French Franc              12/02/97           $5,316,058             5.6747           5.8215          $134,054
             Italian Lira              12/02/97           $1,792,482         1,699.2200        1710.7000            12,029
             New Zealand Dollar        10/03/97           $5,305,047             0.6900           0.6783            89,844
             Spanish Peseta            12/02/97           $4,351,143           143.4850         147.0600           105,775
                                                                                                                   -------
                                                                                                                  $341,702
                                                                                                                   =======

Series K     Australian Dollar          7/31/97           $1,051,820             1.331026         1.336154          $4,036
             Australian Dollar          7/31/97           $  561,300             1.336184         1.336154              13
             Canadian Dollar            7/09/97           $  943,396             1.378000         1.379077             737
                                                                                                                     -----
                                                                                                                    $4,786
                                                                                                                     =====

SECURITY FUNDS
OFFICERS AND DIRECTORS

DIRECTORS
---------

Donald A. Chubb, Jr.
John D. Cleland
Donald L. Hardesty
Penny A. Lumpkin
Mark L. Morris, Jr., D.V.M.
Jeffrey B. Pantages
Hugh L. Thompson, Ph.D.

OFFICERS
--------

John D. Cleland, President
James R. Schmank, Vice President and Treasurer
Terry A. Milberger, Vice President
Jane A. Tedder, Vice President
Mark E. Young, Vice President
Barbara J. Davison, Assistant Vice President
Cindy L. Shields, Assistant Vice President
Thomas A. Swank, Assistant Vice President
Amy J. Lee, Secretary
Christopher D. Swickard, Assistant Secretary
Brenda M. Harwood, Assistant Treasurer and Assistant Secretary

This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which contains details concerning the sales charges and other pertinent information.




[SDI LOGO]
SECURITY DISTRIBUTORS, INC.                                        BULK RATE
700 SW Harrison St.                                               U.S. POSTAGE
Topeka, KS 66636-0001                                                 PAID
(785) 431-3112                                                  SECURITY BENEFIT
(800) 888-2461

                           SBL FUND SERIES V (VALUE)
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1997
                                  (Unaudited)


                                                                                  NUMBER OF      MARKET VALUE
 COMMON STOCKS                                                                      SHARES
--------------------------------------------------------------------------------------------------------------
 ALUMINUM - 1.9%
 Reynolds Metals Company . . . . . . . . . . . . . . . . . . . . . . . . .         500             $  35,344

 BANKS - MAJOR REGIONAL - 4.4%
 Banc One Corporation  . . . . . . . . . . . . . . . . . . . . . . . . . .         800                42,900
 Bank Of New York Company, Inc.  . . . . . . . . . . . . . . . . . . . . .         900                40,162
                                                                                                   ---------
                                                                                                      83,062
 CHEMICALS (SPECIALTY) - 7.3%
 Dexter Corporation  . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,100                41,800
 Material Sciences Corporation*  . . . . . . . . . . . . . . . . . . . . .       2,000                32,000
 Minerals Technologies, Inc. . . . . . . . . . . . . . . . . . . . . . . .         900                35,775
 Potash Corporation Of Saskatchewan, Inc. (Cl. F)  . . . . . . . . . . . .         400                29,575
                                                                                                   ---------
                                                                                                     139,150
 COMMUNICATION EQUIPMENT - 2.8%
 Harris Corporation  . . . . . . . . . . . . . . . . . . . . . . . . . . .         600                52,275

 COMPUTER SOFTWARE/SERVICES - 5.4%
 Computer Sciences Corporation*  . . . . . . . . . . . . . . . . . . . . .         800                59,500
 DST Systems, Inc.*  . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,200                43,425
                                                                                                   ---------
                                                                                                     102,925
 COMPUTER SYSTEMS - SERVICES - 1.3%
 Tandem Computers, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . .         700                23,800

 DRUGS - 5.6%
 Mylan Laboratories, Inc.  . . . . . . . . . . . . . . . . . . . . . . . .       5,000               106,250

 ELECTRIC COMPANIES - 2.7%
 Equitable Resources, Inc. . . . . . . . . . . . . . . . . . . . . . . . .       1,700                51,956

 ELECTRICAL EQUIPMENT - 2.5%
 Raychem Corporation . . . . . . . . . . . . . . . . . . . . . . . . . . .         500                46,531

 ELECTRONICS - SEMI-CONDUCTORS - 0.9%
 Atmel Corporation*  . . . . . . . . . . . . . . . . . . . . . . . . . . .         500                17,688

 ELECTRONICS - INSTRUMENTATION - 0.4%
 E G & G, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         400                 8,500

 FINANCIAL (DIVERSE) - 2.5%
 American Express Company  . . . . . . . . . . . . . . . . . . . . . . . .         600                46,650

 FOODS - 2.3%
 Chiquita Brands International, Inc. . . . . . . . . . . . . . . . . . . .       3,000                42,750





                            See accompanying notes.

                           SBL FUND SERIES V (VALUE)
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1997
                                  (Unaudited)


                                                                                  NUMBER OF      MARKET VALUE
 COMMON STOCKS                                                                      SHARES
--------------------------------------------------------------------------------------------------------------
 HOUSEHOLD FURNISHINGS & APPLIANCES - 2.0%
 Leggett & Platt, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .         900             $  38,700

 INSURANCE - LIFE/HEALTH - 0.9%
 Aflac, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         300                16,519

 INSURANCE - MULTILINE - 1.0%
 Leucadia National Corporation . . . . . . . . . . . . . . . . . . . . . .         600                19,125

 INSURANCE - PROPERTY - 1.8%
 W.R. Berkley Corporation  . . . . . . . . . . . . . . . . . . . . . . . .         600                33,188

 LEISURE TIME PRODUCTS - 1.8%
 Hasbro, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,300                34,938

 MANUFACTURING-DIVERSIFIED - 2.9%
 Textron, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         400                24,925
 U. S. Industries, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . .         800                30,400
                                                                                                   ---------
                                                                                                      55,325
 MEDICAL PRODUCTS & SUPPLIES - 1.5%
 ATL Ultrasound, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . .         300                12,187
 Sunrise Medical, Inc.*  . . . . . . . . . . . . . . . . . . . . . . . . .       1,100                16,294
                                                                                                   ---------
                                                                                                      28,481
 METALS & MINING - 1.3%
 Cyprus Amax Minerals Company  . . . . . . . . . . . . . . . . . . . . . .       1,000                25,250

 NATURAL GAS - 6.6%
 Coastal Corporation . . . . . . . . . . . . . . . . . . . . . . . . . . .         700                40,425
 Eastern Enterprises . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,000                35,687
 Peoples Energy Corporation  . . . . . . . . . . . . . . . . . . . . . . .         900                33,919
 Questar Corporation . . . . . . . . . . . . . . . . . . . . . . . . . . .         400                16,000
                                                                                                   ---------
                                                                                                     126,031
 OFFICE EQUIPMENT & SUPPLIES - 1.8%
 Corporate Express, Inc.*  . . . . . . . . . . . . . . . . . . . . . . . .       2,000                34,125

 OIL & GAS - EXPLORATION & PRODUCTION - 5.9%
 Apache Corporation  . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,000                39,687
 Forcenergy, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . . .         500                18,125
 Lousiana Land & Exploration Company . . . . . . . . . . . . . . . . . . .         400                30,625
 Noble Affiliates, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . .         500                23,188
                                                                                                   ---------
                                                                                                     111,625
 PUBLISHING - 1.9%
 McGraw-Hill Companies, Inc. . . . . . . . . . . . . . . . . . . . . . . .         600                36,787





                            See accompanying notes.

                           SBL FUND SERIES V (VALUE)
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1997
                                  (Unaudited)




                                                                                  NUMBER OF      MARKET VALUE
 COMMON STOCKS                                                                      SHARES
--------------------------------------------------------------------------------------------------------------
 PUBLISHING - NEWSPAPER - 2.7%
 E.W. Scripps Company  . . . . . . . . . . . . . . . . . . . . . . . . . .         1,300           $    51,106

 REAL ESTATE INVESTMENT TRUSTS - 0.2%
 CCA Prison Realty Trust*  . . . . . . . . . . . . . . . . . . . . . . . .           100                 3,313

 RESTAURANTS - 3.1%
 The Cheesecake Factory* . . . . . . . . . . . . . . . . . . . . . . . . .         2,100                58,012

 RETAIL - SPECIALTY - 7.9%
 Autozone, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,800                50,850
 Payless ShoeSource, Inc.* . . . . . . . . . . . . . . . . . . . . . . . .           400                25,650
 Toys "R" Us, Inc.*  . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,100                38,019
 Woolworth Corporation*  . . . . . . . . . . . . . . . . . . . . . . . . .         1,600                35,800
                                                                                                   -----------
                                                                                                       150,319

 SERVICES - ADVERTISING / MARKETING - 2.2%
 Acxiom Corporation* . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,300                40,825

 SERVICES - COMMERCIAL & CONSUMER - 2.8%
 Angelica Corporation  . . . . . . . . . . . . . . . . . . . . . . . . . .         3,000                53,813
                                                                                                   -----------

 TOTAL COMMON STOCKS - 88.3% . . . . . . . . . . . . . . . . . . . . . . .                           1,674,363
 CASH AND OTHER ASSETS, LESS LIABILITIES - 11.7% . . . . . . . . . . . . .                             221,317
                                                                                                   -----------

 TOTAL NET ASSETS - 100.0% . . . . . . . . . . . . . . . . . . . . . . . .                         $ 1,895,680
                                                                                                   ===========

*Securities on which no cash dividend was paid during the preceding twelve months





                            See accompanying notes.

                                 BALANCE SHEET
                                AUGUST 31, 1997
                                  (Unaudited)


                                                                                                      SBL FUND
                                                                                                      SERIES V
                                                                                                       (VALUE)
                                                                                                     ------------
 ASSETS
 Investments, at value (identified cost $1,425,586). . . . . . . . . . . . . . . . . . . . . .       $  1,674,363
 Cash                                                                                                     223,138
 Receivables:
   Securities sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             27,009
   Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                339
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,062
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  1
                                                                                                     ------------
      Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $  1,926,912
                                                                                                     ============
 LIABILITIES AND NET ASSETS
 Liabilities:
 Payable:
   Securities purchased  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $     28,991
 Other Liabilities:
    Custodian fees   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                843
    Transfer & administration fees   . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  9
    Professional fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                797
    Directors fees   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 78
    Miscellaneous fees   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                347
    Other payables   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                167
                                                                                                     ------------
      Total liabilities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             31,232
                                                                                                     ------------
 Net Assets:
 Paid in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,594,806
 Undistributed net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,826
 Accumulated undistributed net realized gain on sale of investments  . . . . . . . . . . . . .             46,271
 Net unrealized appreciation in value of investments . . . . . . . . . . . . . . . . . . . . .            248,777
                                                                                                     ------------
       Net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,895,680
                                                                                                     ------------
         Total liabilities and net assets  . . . . . . . . . . . . . . . . . . . . . . . . . .       $  1,926,912
                                                                                                     ============

 Capital shares authorized . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         Indefinite
 Capital shares outstanding  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            153,018

 Net asset value per share (net assets divided by shares outstanding)  . . . . . . . . . . . .       $      12.39
                                                                                                     ============





                            See accompanying notes.

                            STATEMENT OF OPERATIONS
               FOR THE PERIOD MAY 1, 1997 THROUGH AUGUST 31, 1997
                                  (Unaudited)



                                                                                                      SBL FUND
                                                                                                      SERIES V
                                                                                                       (VALUE)
                                                                                                     ------------
 INVESTMENT INCOME:
    Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $      6,536
    Interest   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,909
                                                                                                     ------------
        Total investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              8,445
 EXPENSES:
    Management fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,515
    Custodian fees   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                843
    Transfer & maintenance fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 66
    Administration fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                442
    Director's fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 83
    Professional fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                797
    Reports to shareholders  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 18
    Other expenses   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                370
                                                                                                     ------------
                                                                                                            6,134
    Less management fees waived  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (3,515)
                                                                                                     ------------
      Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,619
                                                                                                     ------------
         Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,826

 NET REALIZED AND UNREALIZED GAIN
 Net realized gain during the period on:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             46,271

 Net change in unrealized appreciation during the period on:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            248,777
                                                                                                     ------------

      Net gain . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            295,048
                                                                                                     ------------
        Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . .       $    300,874
                                                                                                     ============






                            See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE PERIOD MAY 1, 1997 THROUGH AUGUST 31, 1997
                                  (Unaudited)


                                                                                                      SBL FUND
                                                                                                      SERIES V
                                                                                                       (VALUE)
                                                                                                     ------------
 INCREASE IN NET ASSETS FROM OPERATIONS:
    Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $      5,826
    Net realized gain  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             46,271
    Unrealized appreciation during the period  . . . . . . . . . . . . . . . . . . . . . . . .            248,777
                                                                                                     ------------
        Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . .            300,874
 CAPITAL SHARE TRANSACTIONS (A):
    Proceeds from sale of shares   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,651,350
    Shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (56,544)
                                                                                                     ------------
        Net increase from capital share transactions . . . . . . . . . . . . . . . . . . . . .          1,594,806
                                                                                                     ------------
           Total increase in net assets  . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,895,680
 NET ASSETS:
    Beginning of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                ---
    End of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $  1,895,680
                                                                                                     ============
    Undistributed net investment income at end of period   . . . . . . . . . . . . . . . . . .       $      5,826
                                                                                                     ============
 (a)  Shares issued and redeemed
      Shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            157,599
      Shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (4,581)
                                                                                                     ------------
         Net increase  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            153,018
                                                                                                     ============





                            See accompanying notes.

                              FINANCIAL HIGHLIGHTS
               FOR THE PERIOD MAY 1, 1997 THROUGH AUGUST 31, 1997
                                  (Unaudited)



 SERIES V (VALUE)
                                                                                            FISCAL PERIOD
                                                                                           ENDED AUGUST 31,
                                                                                            1997(B)(C)(D)
                                                                                            -------------
 PER SHARE DATA
 NET ASSET VALUE BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . .           $ 10.00
 INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             0.044
 Net Gain On Securities (realized and unrealized)  . . . . . . . . . . . . . . . . .             2.346
                                                                                                ------
 Total from investment operations  . . . . . . . . . . . . . . . . . . . . . . . . .             2.390
 LESS DISTRIBUTIONS
 Dividends (from Net Investment Income)  . . . . . . . . . . . . . . . . . . . . . .              0.00
 Distributions (from Capital Gains)  . . . . . . . . . . . . . . . . . . . . . . . .              0.00
                                                                                                ------
    Total Distributions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              0.00
                                                                                                ------
 NET ASSET VALUE END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . .           $ 12.39
                                                                                                 =====
 TOTAL RETURN (A)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             23.9%
 RATIOS/SUPPLEMENTAL DATA
 Net Assets End of Period (thousands)  . . . . . . . . . . . . . . . . . . . . . . .           $ 1,896
 Ratio of Expenses to Average Net Assets . . . . . . . . . . . . . . . . . . . . . .             0.55%
 Ratio of Net Income to Average Net Assets . . . . . . . . . . . . . . . . . . . . .             1.21%
 Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               48%
 Average Commission Paid Per Equity Share Traded . . . . . . . . . . . . . . . . . .           $0.0600


(a) Total return information does not take into account any charges paid at the time of purchase.


(b) SBL Fund Series V was initially capitalized on May 1, 1997 with a net asset value of $10 per share. Percentage amounts for the period, except for total return, have been annualized.


(c) Fund expenses were reduced by the Investment Manager during the period and the expense ratio absent such reimbursements would have been 1.30%

(d) Net investment income per share was computed using the average month-end shares outstanding throughout the period.





                            See accompanying notes.

                         NOTES TO FINANCIAL STATEMENTS
                                AUGUST 31, 1997
                                  (Unaudited)




1.    SIGNIFICANT ACCOUNTING POLICIES


      SBL Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company of the series type. Series V (the Fund) is a Series of SBL Fund. The Fund is required to account for the assets of each series separately and to allocate general liabilities of the Fund to each series based upon the net asset value of each series. Shares of the Fund will be sold only to Security Benefit Life Insurance Company (SBL) separate accounts. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.



A. SECURITIES VALUATION - Valuations of the Fund's securities are supplied by a pricing service approved by the Board of Directors. Securities listed or traded on a national securities exchange are valued on the basis of the last sales price. If there are no sales on a particular day, then the securities are valued at the last bid price. If a security is traded on multiple exchanges, its value will be based on prices from the principal exchange where it is traded. All other securities for which market quotations are available are valued on the basis of the current bid price. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or the Fund, investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair market value. The Fund generally will value short-term debt securities at prices based on market quotations for securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.


B. SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the date the securities are purchased or sold. Realized gains or losses are reported on an identified cost basis. Dividend income less foreign taxes withheld (if any) plus foreign taxes recoverable (if any) are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Premium and discounts (except original issue discounts) on debt securities are not amortized.


C. DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the ultimate characterization for federal income tax purposes. These differences are primarily due to differing treatments relating to the expiration of net operating losses.


D. TAXES - The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable net income and net realized gains sufficient to relieve it from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

2.    MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      Management fees are payable to Security Management Company, LLC (SMC) under an investment advisory contract at an annual rate of 0.75% of the average daily net assets of the fund. SMC has agreed to waive all the management fees until April 30, 1998.

      SMC also acts as the administrative agent and transfer agent for the Fund and as such performs administrative functions, transfer agency and dividend disbursing services, and the bookkeeping, accounting and pricing functions for the Fund. For these services, the Investment Manager receives an administrative fee equal to .045% of the average daily net assets of the Fund. For

                         NOTES TO FINANCIAL STATEMENTS
                                AUGUST 31, 1997
                                  (Unaudited)




      transfer agent services, SMC is paid an annual fixed charge per account as well as a transaction fee for all shareholder and dividend payments.

      Certain officers and directors of the Fund are also officers and/or directors of Security Benefit Life Insurance Company and its subsidiaries, which include SMC.

3.    FEDERAL INCOME TAX MATTERS

      For federal income tax purposes, the amounts of unrealized appreciation (depreciation) at August 31, 1997, were as follows:

                Gross unrealized appreciation              $ 254,450
                Gross unrealized depreciation              $  (5,673)
                                                           ---------
                Net unrealized appreciation                $ 248,777
                                                           =========

4.    INVESTMENT TRANSACTIONS

      Investment transactions for the period May 1, 1997 to August 31, 1997, (excluding overnight investments and short-term commercial paper) are as follows:

                Purchases                         $ 1,610,983
                Proceeds from sales               $   231,668

                                    SBL FUND

                           PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         a.   Financial Statements

              Included in Part A of this Registration Statement:

                     Per Share Income and Capital Changes

              To be included in Part B of this Registration Statement:

                     The audited financial statements contained in the most recent Annual Report of SBL Fund for fiscal year ended December 31, 1996, the unaudited financial statements contained in the most recent Semiannual Report of SBL Fund for the period ended June 30, 1996, and the unaudited financial statement of Series V for the period May 1, 1997, to August 31, 1997, are incorporated by reference in Part B of this Registration Statement.

         b.   Exhibits:
              (1)  Articles of Incorporation.
              (2)  Corporate Bylaws of Registrant.(a)
              (3)  Not applicable.
              (4)  Not applicable.
              (5)  (a) Investment Advisory Contract.
                   (b) Sub-Advisory Contract - Lexington (Series D).(a)
                   (c) Sub-Advisory Contract - Lexington (Series K).(a)
                   (d) Sub-Advisory Contract - T. Rowe Price (Series N).(a)
                   (e) Sub-Advisory Contract - T. Rowe Price (Series O).(a)
                   (f) Sub-Advisory Contract - Meridian
                       (Series M).(b)
                   (g) Sub-Advisory Contract - Strong
                       (Series X).
              (6)  Not applicable.
              (7)  Form of Non-Qualified Deferred Compensation
                   Plan.(a)
              (8)  (a) Custodian Agreement - UMB.
                   (b) Global Custodian Agreement - Chase Manhattan Bank (Series
                       D).(a)
                   (c) Global Custodian Agreement - Chase Manhattan Bank (Series
                       K).(a)
                   (d) Global Custodian Agreement - Chase Manhattan Bank (Series
                       M).(a)
                   (e) Global Custodian Agreement - Chase Manhattan Bank (Series
                       N).(a)
                   (f) Global Custodian Agreement - Chase Manhattan Bank (Series
                       O).(a)
              (9)  (a) Administrative Services and Transfer
                       Agency Agreement.
                   (b) Sub-Administrative Agreement.(a)
             (10) Opinion of counsel as to the legality of the securities offered.(a)
             (11)  Consent of Independent Auditors.
             (12)  Not applicable.
             (13)  Not applicable.
             (14)  Not applicable.
             (15)  Not applicable.
             (16)  Schedule of Computation of Performance.
             (17)  Financial Data Schedules.
             (18)  Not applicable.

(a) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 26 to Registration Statement No. 2-59353 (November 1, 1995).

(b) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 33 to Registration Statement No. 2-59353 (October 15, 1997).

Item 25.  Persons Controlled by or Under Common Control with Registrant

          Not applicable.

Item 26.  Number of Holders of Securities as of September 30, 1997


              (1)                    (2)
                              Number of Record
        Title of Class          Shareholders
        --------------        ----------------
          Series A                   24
          Series B                   24
          Series C                   33
          Series D                   21
          Series E                   23
          Series S                   21
          Series J                   14
          Series K                   20
          Series M                   14
          Series N                   14
          Series O                   18
          Series P                    3
          Series V                    4


Item 27.  Indemnification

          A policy of insurance covering Security Management Company, LLC, its subsidiaries, Security Distributors, Inc., and all of the registered investment companies advised by Security Management Company, LLC insures the Registrant's directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

          Paragraph 30 of Registrant's Bylaws, dated February 3, 1995, provides in relevant part as follows:

             30.  Indemnification and Liability of Directors and Officers.
             Each person who is or was a Director or officer of the Corporation or is or was serving at the request of the Corporation as a Director or officer of another corporation (including the heirs, executors, administrators and estate of such person) shall be indemnified by the Corporation as of right to the full extent permitted or authorized by the laws of the State of Kansas, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expense (including attorneys' fees) asserted or threatened against and incurred by such person in his/her capacity as or arising out of his/her status as a Director or officer of the Corporation or, if serving at the request of the Corporation, as a Director or officer of another corporation. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under the Articles of Incorporation, under any other bylaw or under any agreement, vote of stockholders or disinterested directors or otherwise, and shall not limit in any way any right which the Corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

             No person shall be liable to the Corporation for any loss, damage, liability or expense suffered by it on account of any action taken or omitted to be taken by him/her as a Director or officer of the Corporation or of any other corporation which he/she serves as a Director or officer at the request of the Corporation, if such person (a) exercised the same degree of care and skill as a prudent man would have exercised under the circumstances in the conduct of his/her own affairs, or (b) took or omitted to take such action in reliance upon advice of counsel for the Corporation, or for such other corporation, or upon statement made or information furnished by Directors, officers, employees or agents of the Corporation, or of such other corporation, which he/she had no reasonable grounds to disbelieve.

             In the event any provision of this Section 30 shall be in violation of the Investment Company Act of 1940, as amended or of the rules and regulations promulgated thereunder, such provisions shall be void to the extent of such violations.

         On March 25, 1988, the shareholders approved the Board of Directors' recommendation that the Articles of Incorporation be amended by adopting the following Article Fifteenth:

             "A director shall not be personally liable to the corporation or to its stockholders for monetary damages for breach of fiduciary duty as a director, provided that this sentence shall not eliminate nor limit the liability of a director:

             A. for any breach of his or her duty of loyalty to the corporation or to its stockholders;
             B. for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law;
             C. for any unlawful dividend, stock purchase or redemption under the provisions of Kansas Statutes Annotated (K.S.A.) 17-6424 and amendments thereto; or
             D. for any transaction from which the director derived an improper personal benefit."

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business or Other Connections of Investment Adviser

          SECURITY MANAGEMENT COMPANY, LLC:

          Security Management Company, LLC also acts as Investment
          Manager to Security Cash Fund, Security Equity Fund, Security Income Fund, Security Growth and Income Fund, Security Tax-Exempt Fund and Security Ultra Fund.

                                  Business* and Other Connections of the Executive
      Name                        Officers and Directors of Registrant's Adviser
------------------------------    --------------------------------------------------------
Jeffrey B. Pantages               President and Chief Investment Officer
                                    (until October 1997)
                                           Security Management Company, LLC
                                  Director (until October 1997)
                                           Security Cash Fund, Security Income Fund,
                                           Security Tax-Exempt Fund, SBL Fund,
                                           Security Growth and Income Fund,
                                           Security Equity Fund, Security Ultra Fund
                                  Senior Vice President and Chief Investment Officer
                                    (until October 1997)
                                           Security Benefit Life Insurance Company
                                           Security Benefit Group, Inc.
                                  Director
                                           Mulvane Art Center
                                           Mulvane Art Museum
                                           Washburn University
                                           17th & Jewell
                                           Topeka, Kansas
                                           United Way of Greater Topeka
                                           P.O. Box 4188
                                           Topeka, Kansas


                                  Business* and Other Connections of the Executive
      Name                        Officers and Directors of Registrant's Adviser
------------------------------    --------------------------------------------------------
James R. Schmank                  Senior Vice President, Treasurer, Chief Fiscal Officer
                                  and Managing Member Representative
                                           Security Management Company, LLC
                                  Vice President and Director
                                           Security Distributors, Inc.
                                  Vice President
                                           Security Benefit Group, Inc.
                                           Security Benefit Life Insurance Company
                                  Vice President and Treasurer
                                           Security Growth and Income Fund, Security
                                           Income Fund, Security Cash Fund, Security
                                           Tax-Exempt Fund, Security Ultra Fund, Security
                                           Equity Fund, SBL Fund

John D. Cleland                   Senior Vice President and Managing Member
                                  Representative
                                           Security Management Company, LLC
                                           President and Director
                                           Security Cash Fund, Security Income Fund,
                                           Security Tax-Exempt Fund, SBL Fund, Security
                                           Growth and Income Fund, Security Equity Fund,
                                           Security Ultra Fund
                                  Senior Vice President
                                           Security Benefit Life Insurance Company
                                           Security Benefit Group, Inc.
                                  Vice President and Director
                                           Security Distributors, Inc.
                                  Trustee and Treasurer
                                           Mount Hope Cemetery Corporation
                                           4700 SW 17th
                                           Topeka, Kansas
                                  Trustee and Investment Committee Chairman
                                           Topeka Community Foundation
                                           5100 SW 10th
                                           Topeka, Kansas

James W. Lammers                  Senior Vice President and Director (until October 1997)
                                           Security Management Company, LLC
                                           Security Distributors, Inc.
                                  Director (until November 1996)
                                           Security Management Company


                                  Business* and Other Connections of the Executive
      Name                        Officers and Directors of Registrant's Adviser
------------------------------    --------------------------------------------------------
Donald E. Caum                    Director (until November 1996)
                                          Security Management Company
                                  Senior Vice President
                                          Security Benefit Life Insurance Company
                                          Security Benefit Group, Inc.
                                  Director
                                          YMCA Metro, Topeka, Kansas
                                  Executive Director
                                          Jayhawk Area Council Boy Scouts of America,
                                          Metropolitan Ballet,
                                          Topeka, Kansas

James L. Woods                    Senior Vice President (until July 1997)
                                          Security Management Company, LLC
                                          Security Benefit Life Insurance Company
                                          Security Benefit Group, Inc.

Mark E. Young                     Vice President
                                          Security Growth and Income Fund, Security Income Fund, Security Cash Fund,
                                          Security Tax-Exempt Fund, Security Ultra Fund, Security Equity Fund, SBL
                                          Fund, Security Management Company, LLC, Security Distributors, Inc.
                                  Assistant Vice President
                                          Security Benefit Life Insurance Company
                                          First Security Benefit Life Insurance and Annuity Company of New York
                                          Security Benefit Group, Inc.
                                  Trustee
                                          Topeka Zoological Foundation, Topeka, Kansas

Terry A. Milberger                Senior Portfolio Manager and Senior Vice President
                                          Security Management Company, LLC
                                  Vice President
                                          Security Equity Fund, SBL Fund

Jane A. Tedder                    Vice President and Senior Economist
                                          Security Management Company, LLC
                                  Vice President
                                          Security Income Fund, SBL Fund,
                                          Security Equity Fund


                                  Business* and Other Connections of the Executive
      Name                        Officers and Directors of Registrant's Adviser
------------------------------    --------------------------------------------------------
Amy J. Lee                        Vice President and Associate General Counsel
                                          Security Benefit Life Insurance Company
                                          Security Benefit Group, Inc.
                                  Secretary
                                          Security Management Company, LLC, Security Distributors, Inc., Security
                                          Cash Fund, Security Equity Fund, Security Tax-Exempt Fund, Security Ultra
                                          Fund, SBL Fund, Security Growth and Income Fund, Security Income Fund

Brenda M. Harwood                 Assistant Vice President, Assistant Treasurer and Assistant Secretary
                                          Security Management Company, LLC
                                  Assistant Treasurer and Assistant Secretary
                                          Security Equity Fund, Security Ultra Fund, Security Growth and Income Fund,
                                          Security Income Fund, Security Cash Fund, SBL Fund, Security Tax-Exempt Fund
                                  Treasurer
                                          Security Distributors, Inc.

Steven M. Bowser                  Second Vice President and Portfolio Manager
                                          Security Management Company, LLC
                                  Second Vice President
                                          Security Benefit Life Insurance Company
                                          Security Benefit Group, Inc.

Thomas A. Swank                   Vice President and Portfolio Manager
                                          Security Management Company, LLC
                                  Vice President
                                          Security Benefit Life Insurance Company
                                          Security Benefit Group, Inc.

Barbara J. Davison                Assistant Vice President and Portfolio Manager
                                          Security Management Company, LLC
                                  Assistant Vice President
                                          Security Benefit Life Insurance Company
                                          Security Benefit Group, Inc.
                                  Vice-Chairman
                                          Topeka Chapter American Red Cross
                                          Topeka, Kansas


                                  Business* and Other Connections of the Executive
      Name                        Officers and Directors of Registrant's Adviser
------------------------------    --------------------------------------------------------
Cindy L. Shields                  Assistant Vice President and Portfolio Manager
                                          Security Management Company, LLC
                                  Assistant Vice President
                                          Security Ultra Fund, SBL Fund,
                                          Security Equity Fund

Larry L. Valencia                 Assistant Vice President and Senior Research Analyst
                                          Security Management Company, LLC

James P. Schier                   Assistant Vice President and Portfolio Manager
                                          Security Management Company, LLC
                                  Assistant Vice President
                                          Security Benefit Life Insurance Company
                                          Security Benefit Group, Inc.

David Eshnaur                     Assistant Vice President and Portfolio Manager
                                          Security Management Company, LLC
                                  Assistant Vice President
                                          SBL Fund, Security Income Fund

Martha L. Sutherland              Second Vice President
                                          Security Management Company, LLC
                                  Vice President
                                          Security Benefit Life Insurance Company
                                          Security Benefit Group, Inc.



*Located at 700 Harrison, Topeka, Kansas 66636-0001

LEXINGTON MANAGEMENT CORPORATION:

Lexington Management Corporation, sub-adviser to Series K
(Global Aggressive Bond Series), acts as investment adviser, sub-adviser and/or sponsor to 21 investment companies other than Registrant.

                                  Business* and Other Connections of the Executive
      Name                        Officers and Directors of Registrant's Adviser
------------------------------    --------------------------------------------------------
Robert M. DeMichele               President and Director
                                          Lexington Global Asset Managers, Inc.
                                  Chairman and Chief Executive Officer
                                          Lexington Management Corporation, Lexington Funds
                                          Distributor, Inc.
                                  Director
                                          Chartwell Re Corporation, The Navigator's Insurance
                                          Group, Inc., Unione Italiana Reinsurance, Vanguard Cellular
                                          Systems, Inc.
                                  Chairman of the Board
                                          Lexington Group of Investment Companies,
                                          Market Systems Research, Inc.,
                                          Market Systems Research Advisors, Inc.

Richard M. Hisey                  Executive Vice President and Chief Financial Officer
                                          Lexington Global Asset Managers, Inc.
                                  Chief Financial Officer, Managing Director and Director
                                          Lexington Management Corporation
                                  Chief Financial Officer, Vice President and Director
                                          Lexington Funds Distributor, Inc.
                                  Vice President and Treasurer
                                          Market Systems Research Advisors, Inc.
                                  Chief Financial Officer and Vice President
                                          Lexington Group of Investment Companies

Lawrence Kantor                   Executive Vice President and General Manager-Mutual Funds
                                          Lexington Global Asset Managers, Inc.
                                  Executive Vice President, Managing Director and Director
                                          Lexington Management Corporation
                                  Executive Vice President and Director
                                          Lexington Funds Distributor, Inc.
                                  Vice President and Director
                                          Lexington Group of Investment Companies


Stuart S. Richardson              Chairman of the Board
                                          Lexington Global Asset Managers, Inc.
                                  Director
                                          Lexington Management Corporation



*Located at P.O. Box 1515, Saddle Brook, New Jersey 07663.

MFR ADVISORS, INC.

Lexington Management Corporation contracts with MFR Advisors,
Inc. to provide advisory services for Series K (Global Aggressive
Bond Series). MFR Advisors, Inc. serves as sub-adviser to one investment company other than Registrant.

                                  Business* and Other Connections of the Executive
      Name                        Officers and Directors of Registrant's Adviser
------------------------------    --------------------------------------------------------
Maria Fiorini Ramirez             Chief Executive Officer, President and Director
                                          MFR Advisors, Inc.
                                  Director
                                          Statewide Savings Bank S.L.A. of New Jersey
                                          Arlington Capital-Offshore Investment Company
                                          Dorchester Capital-Offshore Investment Company

Bruce Jensen                      Executive Vice President
                                          MFR Advisors, Inc.

Timothy F. Downing                Chief Financial Officer
                                          MFR Advisors, Inc.


*Located at One Liberty Plaza, New York, New York 10006

MERIDIAN INVESTMENT MANAGEMENT CORPORATION

Meridian Investment Management Corporation, sub-adviser to
Series M, serves as an investment adviser, sub-adviser and provider of investment research to mutual funds and private accounts representing assets over $650 million.

                                  Business* and Other Connections of the Executive
      Name                        Officers and Directors of Registrant's Adviser
------------------------------    --------------------------------------------------------
Michael J. Hart                   President and Director
                                          Meridian Investment Management Corporation
                                  President
                                          Meridian Management and Research Corporation, Meridian
                                          Clearing Corporation

Craig T. Callahan                 Chief Investment Advisor, Secretary-Treasurer, and Director
                                          Meridian Investment Management Corporation
                                  Chief Investment Officer
                                          Meridian Management and Research Corporation
                                  Vice President
                                          Meridian Clearing Corporation


                                  Business* and Other Connections of the Executive
      Name                        Officers and Directors of Registrant's Adviser
------------------------------    --------------------------------------------------------
Deborah Z. Urtz                   Compliance Officer
                                          Meridian Investment Management Corporation

Erik L. Jonson                    Chief Financial Officer
                                          Meridian Investment Management Corporation, Meridian
                                          Management and Research Corporation



*Located at 12835 E. Arapahoe Rd., Tower II, 7th Fl., Englewood, Colorado 80112

STRONG CAPITAL MANAGEMENT, INC.

Strong Capital Management, Inc., sub-adviser to Series X, serves as investment adviser to the Strong Funds and provides investment management services for mutual funds and other investment portfolios representing assets over $27 billion.

                                  Business* and Other Connections of the Executive
      Name                        Officers and Directors of Registrant's Adviser
------------------------------    --------------------------------------------------------
Richard S. Strong                 Director, Chairman, Chief Investment Officer and Portfolio
                                  Manager
                                          Strong Capital Management, Inc.

Richard T. Weiss                  Director and Portfolio Manager
                                          Strong Capital Management, Inc.

John Dragisic                     President and Director
                                          Strong Capital Management, Inc.

Joseph R. DeMartine               Senior Vice President and Chief Marketing Officer
                                          Strong Capital Management, Inc.

Thomas P. Lemke                   Acting Chief Operating Officer, Senior Vice President, General
                                  Counsel, Secretary and Chief Compliance Officer
                                          Strong Capital Management, Inc.

Lawrence A. Totsky                Senior Vice President - Mutual Fund Administration
                                          Strong Capital Management, Inc.

Rochelle Lamm Wallach             Senior Vice President
                                          Strong Capital Management, Inc.


                                  Business* and Other Connections of the Executive
      Name                        Officers and Directors of Registrant's Adviser
------------------------------    --------------------------------------------------------
Stephen J. Shenkenberg            Vice President, Assistant Secretary, and Deputy General Counsel
                                          Strong Capital Management, Inc.

Michael E. Fisher                 Senior Vice President
                                          Strong Capital Management, Inc.
                                  Managing Director
                                          International Business Group

Kenneth M. Landis                 Senior Vice President and Chief Information Officer
                                          Strong Capital Management, Inc.

*Located at 100 Heritage Reserve, Menomonee Falls, WI 53051

T. ROWE PRICE ASSOCIATES, INC.

T. Rowe Price Associates, Inc., sub-adviser to Series N and O, was founded in 1937 by the late Thomas Rowe Price, Jr. As of December 31, 1996, the firm and its affiliates managed over $95 billion for over
4.5 million individual and institutional investor accounts.

Listed below are the Directors of T. Rowe Price who have other substantial businesses, professions, vocations, or employment aside from that of Director of T. Rowe Price:

    James E. Halbkat, Jr., President of U.S. Monitor Corporation, a provider of public response systems. Mr. Halbkat's address is P.O. Box 23109, Hilton Head Island, South Carolina 29925.

    Richard L. Menschel, limited partner of the Goldman Sachs Group, L.P. Mr. Menschel's address is 85 Broad Street, 2nd Floor, New York, New York 10004.

    John W. Rosenblum, Dean of the Jepson School of Leadership Studies at the University of Richmond, and a Director of: Chesapeake Corporation, a manufacturer of paper products, Camdus Corp., a provider of printing and communication services, Comdial Corporation, a manufacturer of telephone systems for businesses, Cone Mills Corporation, a textiles producer, and Providence Journal Company, a publisher of newspapers and owner of broadcast television stations. Mr. Rosenblum's address is University of Richmond, Virginia 23173.

    Robert L. Strickland, Chairman of Loew's Companies, Inc., a retailer of specialty home supplies, and a Director of Hannaford Bros. Co., a food retailer. Mr. Strickland's address is 604
    Piedmont Building, Winston-Salem, North Carolina 27104.

            Philip C. Walsh, Consultant to Cyprus Amax Minerals Company, Englewood, Colorado. Mr. Walsh's address is Pleasant Valley, Peapack, New Jersey 07977.

            Ann Marie Whittemore, partner of the law firm of McGuire, Woods, Battle and Boothe and is a director of Owens & Minor, Inc.; USF&G Corporation, the James River Corporation of Virginia, and Albermarle Corporation. Mrs. Whittemore's address is One James Center, Richmond, Virginia 23219.

          With the exception of Messrs. Halbkat, Rosenblum, Strickland,
          Walsh and Mrs. Whittemore (listed above), all Directors of T. Rowe Price are employees of T. Rowe Price. Listed below are the additional Directors and the principal executive officer of T. Rowe
          Price:

            James S. Riepe, George A. Roche, M. David Testa, Henry H. Hopkins, Charles P. Smith and Peter Van Dyke.

            George J. Collins, Chief Executive Officer and President of T. Rowe Price.

          The address of each of the above individuals is 100 East Pratt Street, Baltimore, Maryland 21202.

Item 29.  Principal Underwriters

          (a)  Not applicable.

          (b)  Not applicable.

Item 30.  Location of Accounts and Records

          Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Security Management Company, LLC, 700 Harrison, Topeka, Kansas 66636-0001; Lexington Management Corporation, Park 80 West, Plaza Two, Saddle Brook, New Jersey 07663; T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202; Meridian Investment Management Corporation, 12835 Arapahoe Road, Tower II, 7th Floor, Englewood, Colorado 80112; Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051. Records relating to the duties of the Registrant's custodian are maintained by UMB, n.a., 928 Grand Avenue, Kansas City, Missouri 64106 and Chase Manhattan Bank, 4 Chase MetroTech Center, 18th Floor, Brooklyn, New York 11245.

Item 31.  Management Services

          Not applicable.

Item 32.  Undertakings

          (a)  Not applicable.

          (b) Registrant hereby undertakes to furnish each person, to whom a prospectus is delivered, a copy of the Registrant's latest report to shareholders upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Topeka, and State of Kansas on the 8th day of October, 1997.

                                                SBL FUND
                                           (The Registrant)
                                By:   JOHN D. CLELAND, President
                                    ------------------------------
                                      John D. Cleland, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


                                Date:     October 8, 1997
                                     -----------------------------

DONALD A. CHUBB, JR.            Director
--------------------
Donald A. Chubb, Jr.

JOHN D. CLELAND                 President and Director
--------------------
John D. Cleland

DONALD L. HARDESTY              Director
--------------------
Donald L. Hardesty

PENNY A. LUMPKIN                Director
--------------------
Penny A. Lumpkin

MARK L. MORRIS, JR.             Director
--------------------
Mark L. Morris, Jr.

JEFFREY B. PANTAGES             Director
--------------------
Jeffrey B. Pantages

HUGH L. THOMPSON                Director
--------------------
Hugh L. Thompson

                                EXHIBIT INDEX



(1) Articles of Incorporation

(2) None

(3) None

(4) None

(5) (a) Investment Advisory Contract
    (b) None
    (c) None
    (d) None
    (e) None
    (f) None
    (g) Sub-Advisory Contract - Strong

(6) None

(7) None

(8) (a) Custodian Agreement - UMB
    (b) None
    (c) None
    (d) None
    (e) None
    (f) None

(9) (a) Administrative Services and Transfer Agency Agreement
    (b) None

(10) None

(11) Consent of Independent Auditors

(12) None

(13) None

(14) None

(15) None

(16) Schedule of Computation of Performance
(17) Financial Data Schedules

(18) None